UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number

811-07572

Principal Funds, Inc.

(Exact name of registrant as specified in charter)

711 High Street, Des Moines, IA 50392-2080
(Address of principal executive offices)	(Zip code)

Principal Management Corporation, Principal Financial Group, Des Moines, IA 50392-2080 (Name and address of agent for service)

Registrant’s telephone number, including area code:		515-247-6783
Date of fiscal year end:	August 31, 2012
Date of reporting period:	February 29, 2012

ITEM 1 – REPORT TO STOCKHOLDERS

PRINCIPAL FUNDS

Institutional, J, & R Share Classes

Semiannual Report

February 29, 2012

PRIVACY NOTICE

PROTECTING YOUR PRIVACY

This Notice applies to:

- people who own or apply for our products or services for personal use.
- employee benefit plan participants and beneficiaries.

WE PROTECT INFORMATION WE COLLECT ABOUT YOU

We follow strict standards to safeguard personal information. These standards include limiting access to data and regularly testing our security technology.

HOW WE COLLECT INFORMATION

HOW WE SHARE INFORMATION

Within the Principal Financial Group

We may share personal information about you or about former customers, plan participants or beneficiaries within the Principal Financial Group for several reasons, including:

- to assist us in providing service;
- to help design and improve products; or
- with your consent, at your request or as allowed by law.

With Others

In the course of doing business we may share data with others. This could include personal information about you or about former customers, plan participants or beneficiaries. Personal information may be shared with others for the following reasons:

We also may share personal information:

- with others that service your accounts, or that perform services on our behalf;
- with others with whom we may have joint marketing agreements. These include financial services companies (such as other insurance companies, banks or mutual fund companies); and
- with other companies with your consent, at your request or as allowed by law.

MM 2458-10 02/2012 Page 1 of 2 F445PS-12

MEDICAL INFORMATION

ACCURACY OF INFORMATION

COMPANIES WITHIN THE PRINCIPAL FINANCIAL GROUP

MORE INFORMATION

Our privacy practices comply with all applicable laws. If a state's privacy laws are more restrictive than those stated in this Notice, we comply with those laws.

1-800-986-3343

Principal Financial Group

MM 2458-10 02/2012 Page 2 of 2 F456PS-12

Table of Contents
Financial Statements	1
Notes to Financial Statements	11
Schedules of Investments	28
Financial Highlights	106
Shareholder Expense Example	114
Supplemental Information	116

STATEMENTS OF ASSETS AND LIABILITIES
PRINCIPAL FUNDS, INC.
February 29, 2012 (unaudited)

	Bond Market		Diversified Real		Global Multi-
Amounts in thousands, except per share amounts	Index Fund		Asset Fund		Strategy Fund
Investment in securities--at cost	$1,370,662		$995,058		$312,712
Foreign currency--at cost	$–		$1,208		$1,329
Assets
Investment in securities--at value	$1,418,151		$1,036,106		$333,393
Foreign currency--at value	–		1,203		1,382
Cash	10		51,678		24,428
Deposits with counterparty	–		467		93,711
Receivables:
Dividends and interest	7,987		1,171		1,315
Expense reimbursement from Manager	–		6		14
Expense reimbursement from Distributor	5		–		–
Foreign currency contracts	–		288		3,711
Fund shares sold	955		1,417		191
Investment securities sold	20,513		2,721		25,579
Swap premiums paid	–		–		319
Unrealized gain on swap agreements	–		–		202
Variation margin on futures contracts	–		119		799
Prepaid directors' expenses	–		2		1
Prepaid transfer agent fees	–		9		1
Prepaid expenses	9		48		–
Total Assets	1,447,630		1,095,235		485,046
Liabilities
Accrued management and investment advisory fees	248		681		427
Accrued administrative service fees	2		–		–
Accrued distribution fees	15		70		1
Accrued service fees	7		–		–
Accrued transfer agent fees	9		–		–
Accrued other expenses	–		–		216
Payables:
Foreign currency contracts	–		219		2,981
Fund shares redeemed	2,008		856		119
Investment securities purchased	90,115		52,458		13,222
Options and swaptions contracts written (premiums received $0, $0 and $1,550)	–		–		923
Short sales (proceeds received $0, $0 and $115,030)	–		–		124,266
Swap premiums received	–		–		389
Unrealized loss on swap agreements	–		–		164
Variation margin on futures contracts	–		123		176
Total Liabilities	92,404		54,407		142,884
Net Assets Applicable to Outstanding Shares	$1,355,226		$1,040,828		$342,162
Net Assets Consist of:
Capital Shares and additional paid-in-capital	$1,313,216		$959,045		$334,126
Accumulated undistributed (overdistributed) net investment income (loss)	2,476		4,082		(866)
Accumulated undistributed (overdistributed) net realized gain (loss)	(7,955)		36,462		(1,255)
Net unrealized appreciation (depreciation) of investments	47,489		41,146		9,367
Net unrealized appreciation (depreciation) on translation of assets and liabilities in foreign
currency	–		93		790
Total Net Assets	$1,355,226		$1,040,828		$342,162
Capital Stock (par value: $.01 a share):
Shares authorized	385,000		450,000		300,000
Net Asset Value Per Share:
Class A: Net Assets	N/A		$191,704		$4,079
Shares Issued and Outstanding			16,177		398
Net Asset Value per share			$11.85		$10.24
Maximum Offering Price			$12.31		$10.64
Class C: Net Assets	N/A		$41,781		N/A
Shares Issued and Outstanding			3,562
Net Asset Value per share			$11.73	(a)
Class J: Net Assets	$31,845		N/A		N/A
Shares Issued and Outstanding	2,923
Net Asset Value per share	$10.89	(a)
Class P: Net Assets	N/A		$39,294		$18
Shares Issued and Outstanding			3,307		2
Net Asset Value per share			$11.88		$10.25
Institutional: Net Assets	$1,286,550		$768,049		$338,065
Shares Issued and Outstanding	117,457		64,512		32,980
Net Asset Value per share	$10.95		$11.91		$10.25
R-1: Net Assets	$2,249		N/A		N/A
Shares Issued and Outstanding	206
Net Asset Value per share	$10.89
R-2: Net Assets	$4,173		N/A		N/A
Shares Issued and Outstanding	383
Net Asset Value per share	$10.89
R-3: Net Assets	$7,147		N/A		N/A
Shares Issued and Outstanding	655
Net Asset Value per share	$10.91
R-4: Net Assets	$7,836		N/A		N/A
Shares Issued and Outstanding	718
Net Asset Value per share	$10.91
R-5: Net Assets	$15,426		N/A		N/A
Shares Issued and Outstanding	1,411
Net Asset Value per share	$10.93

(a)	Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes.

STATEMENTS OF ASSETS AND LIABILITIES
PRINCIPAL FUNDS, INC.
February 29, 2012 (unaudited)

				Small-MidCap
	International	Preferred		Dividend
Amounts in thousands, except per share amounts	Equity Index Fund	Securities Fund		Income Fund
Investment in securities--at cost	$624,608	$3,351,102		$244,355
Foreign currency--at cost	$131	$–		$27
Assets
Investment in securities--at value	$641,603	$3,693,686		$258,815
Foreign currency--at value	132	–		27
Cash	1	52		27
Deposits with counterparty	168	–		–
Receivables:
Dividends and interest	1,928	38,187		560
Expense reimbursement from Manager	–	–		2
Expense reimbursement from Distributor	–	4		–
Fund shares sold	312	37,640		335
Investment securities sold	–	101		–
Prepaid directors' expenses	–	1		–
Prepaid expenses	–	–		30
Total Assets	644,144	3,769,671		259,796
Liabilities
Accrued management and investment advisory fees	124	2,009		165
Accrued administrative service fees	–	1		–
Accrued distribution fees	1	752		2
Accrued service fees	3	2		–
Accrued transfer agent fees	1	827		4
Accrued other expenses	220	154		–
Payables:
Dividends payable	–	16,616		–
Fund shares redeemed	258	7,419		20
Investment securities purchased	1,138	12,757		652
Total Liabilities	1,745	40,537		843
Net Assets Applicable to Outstanding Shares	$642,399	$3,729,134		$258,953
Net Assets Consist of:
Capital Shares and additional paid-in-capital	$629,012	$3,483,636		$245,010
Accumulated undistributed (overdistributed) net investment income (loss)	709	(299)		972
Accumulated undistributed (overdistributed) net realized gain (loss)	(4,556)	(96,787)		(1,490)
Net unrealized appreciation (depreciation) of investments	17,235	342,584		14,460
Net unrealized appreciation (depreciation) on translation of assets and liabilities in foreign
currency	(1)	–		1
Total Net Assets	$642,399	$3,729,134		$258,953
Capital Stock (par value: $.01 a share):
Shares authorized	380,000	905,000		700,000
Net Asset Value Per Share:
Class A: Net Assets	N/A	$868,910		$9,582
Shares Issued and Outstanding		87,194		921
Net Asset Value per share		$9.97		$10.40
Maximum Offering Price		$10.36		$11.01
Class C: Net Assets	N/A	$741,344		N/A
Shares Issued and Outstanding		74,447
Net Asset Value per share		$9.96	(a)
Class J: Net Assets	N/A	$27,212		N/A
Shares Issued and Outstanding		2,780
Net Asset Value per share		$9.79	(a)
Class P: Net Assets	N/A	$517,854		$2,787
Shares Issued and Outstanding		52,246		265
Net Asset Value per share		$9.91		$10.52
Institutional: Net Assets	$628,036	$1,564,869		$246,584
Shares Issued and Outstanding	63,618	157,754		23,641
Net Asset Value per share	$9.87	$9.92		$10.43
R-1: Net Assets	$59	$1,445		N/A
Shares Issued and Outstanding	6	146
Net Asset Value per share	$9.74	$9.89
R-2: Net Assets	$128	$766		N/A
Shares Issued and Outstanding	13	78
Net Asset Value per share	$9.92	$9.85
R-3: Net Assets	$1,629	$4,206		N/A
Shares Issued and Outstanding	166	426
Net Asset Value per share	$9.79	$9.87
R-4: Net Assets	$5,938	$768		N/A
Shares Issued and Outstanding	604	78
Net Asset Value per share	$9.83	$9.86
R-5: Net Assets	$6,609	$1,760		N/A
Shares Issued and Outstanding	671	178
Net Asset Value per share	$9.85	$9.89

(a)	Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes.

STATEMENTS OF OPERATIONS
PRINCIPAL FUNDS, INC.
Six Months Ended February 29, 2012 (unaudited)

	Bond Market	Diversified Real	Global Multi-
Amounts in thousands	Index Fund	Asset Fund	Strategy Fund(a)
Net Investment Income (Loss)
Income:
Dividends	$–	$5,905	$878
Withholding tax	–	(71)	(24)
Interest	14,741	221	821
Total Income	14,741	6,055	1,675
Expenses:
Management and investment advisory fees	1,401	3,705	1,789
Distribution fees - Class A	N/A	190	1
Distribution fees - Class C	N/A	192	N/A
Distribution fees - Class J	70	N/A	N/A
Distribution fees - R-1	3	N/A	N/A
Distribution fees - R-2	6	N/A	N/A
Distribution fees - R-3	8	N/A	N/A
Distribution fees - R-4	3	N/A	N/A
Administrative service fees - R-1	2	N/A	N/A
Administrative service fees - R-2	4	N/A	N/A
Administrative service fees - R-3	2	N/A	N/A
Administrative service fees - R-4	1	N/A	N/A
Administrative service fees - R-5	1	N/A	N/A
Registration fees - Class A	N/A	16	10
Registration fees - Class C	N/A	14	N/A
Registration fees - Class J	13	N/A	N/A
Registration fees - Class P	N/A	14	9
Registration fees - Institutional	34	22	9
Service fees - R-1	2	N/A	N/A
Service fees - R-2	5	N/A	N/A
Service fees - R-3	8	N/A	N/A
Service fees - R-4	9	N/A	N/A
Service fees - R-5	16	N/A	N/A
Shareholder meeting expense - Class A	N/A	2	–
Shareholder meeting expense - Class C	N/A	1	N/A
Shareholder meeting expense - Class J	1	N/A	N/A
Shareholder meeting expense - Institutional	–	1	–
Shareholder reports - Class A	N/A	3	–
Shareholder reports - Class C	N/A	1	N/A
Shareholder reports - Class P	N/A	1	–
Shareholder reports - Institutional	–	1	–
Transfer agent fees - Class A	N/A	69	2
Transfer agent fees - Class C	N/A	31	N/A
Transfer agent fees - Class J	39	N/A	N/A
Transfer agent fees - Class P	N/A	14	–
Transfer agent fees - Institutional	1	6	–
Custodian fees	13	18	82
Directors' expenses	6	5	1
Dividends and interest on securities sold short	–	–	538
Professional fees	10	12	10
Short sale fees	–	–	160
Other expenses	5	5	–
Total Gross Expenses	1,663	4,323	2,611
Less: Reimbursement from Manager - Class A	N/A	–	11
Less: Reimbursement from Manager - Class C	N/A	20	N/A
Less: Reimbursement from Manager - Class P	N/A	–	10
Less: Reimbursement from Manager - Institutional	–	–	49
Less: Reimbursement from Distributor - Class J	26	N/A	–
Total Net Expenses	1,637	4,303	2,541
Net Investment Income (Loss)	13,104	1,752	(866)

Net Realized and Unrealized Gain (Loss) on Investments, Futures, Options and
Swaptions, Swap agreements and Foreign currencies
Net realized gain (loss) from:
Investment transactions	5,682	38,272	(251)
Foreign currency transactions	–	(275)	(500)
Futures contracts	–	(590)	(1,241)
Options and swaptions	–	–	961
Short sales	(5)	–	(386)
Swap agreements	–	–	162
Change in unrealized appreciation/depreciation of:
Investments	9,871	3,178	20,681
Futures contracts	–	83	(2,743)
Options and swaptions	–	–	627
Short sales	–	–	(9,236)
Swap agreements	–	–	38
Translation of assets and liabilities in foreign currencies	–	93	790
Net Realized and Unrealized Gain (Loss) on Investments, Futures,
Options and Swaptions, Swap agreements and Foreign currencies	15,548	40,761	8,902
Net Increase (Decrease) in Net Assets Resulting from Operations	$28,652	$42,513	$8,036

(a)	Period from October 24, 2011, date operations commenced, through February 29, 2012.

See accompanying notes.

STATEMENTS OF OPERATIONS
PRINCIPAL FUNDS, INC.
Six Months Ended February 29, 2012 (unaudited)

			Small-MidCap
	International	Preferred	Dividend
Amounts in thousands	Equity Index Fund	Securities Fund	Income Fund
Net Investment Income (Loss)
Income:
Dividends	$7,499	$62,957	$5,837
Withholding tax	(752)	–	(112)
Interest	2	57,582	2
Total Income	6,749	120,539	5,727
Expenses:
Management and investment advisory fees	690	11,814	918
Distribution fees - Class A	N/A	979	7
Distribution fees - Class C	N/A	3,387	N/A
Distribution fees - Class J	N/A	59	N/A
Distribution fees - R-1	–	2	N/A
Distribution fees - R-2	–	1	N/A
Distribution fees - R-3	1	5	N/A
Distribution fees - R-4	3	–	N/A
Administrative service fees - R-1	–	1	N/A
Administrative service fees - R-2	–	1	N/A
Administrative service fees - R-3	–	1	N/A
Administrative service fees - R-4	1	–	N/A
Registration fees - Class A	N/A	50	9
Registration fees - Class C	N/A	22	N/A
Registration fees - Class J	N/A	12	N/A
Registration fees - Class P	N/A	19	8
Registration fees - Institutional	26	84	11
Service fees - R-1	–	2	N/A
Service fees - R-2	–	1	N/A
Service fees - R-3	1	5	N/A
Service fees - R-4	6	1	N/A
Service fees - R-5	6	2	N/A
Shareholder meeting expense - Class A	N/A	12	–
Shareholder meeting expense - Class C	N/A	8	N/A
Shareholder meeting expense - Class J	N/A	1	N/A
Shareholder meeting expense - Class P	N/A	4	–
Shareholder meeting expense - Institutional	–	8	–
Shareholder reports - Class A	N/A	28	–
Shareholder reports - Class C	N/A	15	N/A
Shareholder reports - Class J	N/A	2	N/A
Shareholder reports - Class P	N/A	8	–
Shareholder reports - Institutional	–	24	–
Transfer agent fees - Class A	N/A	434	7
Transfer agent fees - Class C	N/A	376	N/A
Transfer agent fees - Class J	N/A	29	N/A
Transfer agent fees - Class P	N/A	129	1
Transfer agent fees - Institutional	1	152	2
Custodian fees	134	16	4
Directors' expenses	3	38	1
Index license fees	86	–	–
Professional fees	16	12	11
Other expenses	4	32	1
Total Gross Expenses	978	17,776	980
Less: Reimbursement from Manager - Class A	N/A	–	6
Less: Reimbursement from Manager - Class P	N/A	–	7
Less: Reimbursement from Distributor - Class J	N/A	22	N/A
Total Net Expenses	978	17,754	967
Net Investment Income (Loss)	5,771	102,785	4,760

Net Realized and Unrealized Gain (Loss) on Investments, Futures, Options and
Swaptions, Swap agreements and Foreign currencies
Net realized gain (loss) from:
Investment transactions	(1,841)	22,082	(452)
Foreign currency transactions	(139)	–	(13)
Futures contracts	(350)	–	–
Change in unrealized appreciation/depreciation of:
Investments	22,316	47,526	29,203
Futures contracts	428	–	–
Translation of assets and liabilities in foreign currencies	(8)	–	1
Net Realized and Unrealized Gain (Loss) on Investments, Futures,
Options and Swaptions, Swap agreements and Foreign currencies	20,406	69,608	28,739
Net Increase (Decrease) in Net Assets Resulting from Operations	$26,177	$172,393	$33,499

See accompanying notes.

STATEMENT OF CHANGES IN NET ASSETS
PRINCIPAL FUNDS, INC.
(unaudited)

Amounts in thousands								Bond Market Index Fund

								Period Ended	Year Ended
								February 29, 2012	August 31, 2011
Operations
Net investment income (loss)								$13,104	$21,201
Net realized gain (loss) on investments, futures, options and swaptions, swap agreements and foreign
currency transactions								5,677	2,007
Change in unrealized appreciation/depreciation of investments, futures, options and swaptions, swap agreements
and translation of assets and liabilities in foreign currencies								9,871	18,384
		Net Increase (Decrease) in Net Assets Resulting from Operations						28,652	41,592

Dividends and Distributions to Shareholders
From net investment income								(27,359)	(13,498)
From net realized gain on investments								–	(1,313)
					Total Dividends and Distributions			(27,359)	(14,811)

Capital Share Transactions
Net increase (decrease) in capital share transactions								330,898	413,589
				Total increase (decrease) in net assets				332,191	440,370

Net Assets
Beginning of period								1,023,035	582,665
End of period (including undistributed net investment income as set forth below)								$1,355,226	$1,023,035
Undistributed (overdistributed) net investment income (loss)								$2,476	$11,085

	Class J Institutional		R-1	R-2	R-3	R-4	R-5
Capital Share Transactions:
Period Ended February 29, 2012
Dollars:
Sold	$5,642	$363,163	$878	$1,047	$2,270	$2,368	$6,764
Reinvested	608	26,011	32	74	130	163	341
Redeemed	(4,753)	(68,971)	(203)	(427)	(981)	(592)	(2,666)
Net Increase (Decrease)	$1,497	$320,203	$707	$694	$1,419	$1,939	$4,439
Shares:
Sold	517	33,166	80	96	208	216	614
Reinvested	56	2,406	3	7	12	15	32
Redeemed	(436)	(6,260)	(19)	(39)	(90)	(54)	(243)
Net Increase (Decrease)	137	29,312	64	64	130	177	403
Year Ended August 31, 2011
Dollars:
Sold	$6,514	$499,254	$688	$780	$2,744	$4,393	$6,292
Reinvested	438	13,987	24	61	77	46	177
Redeemed	(6,559)	(103,974)	(1,324)	(1,232)	(2,411)	(1,405)	(4,981)
Net Increase (Decrease)	$393	$409,267	$(612)	$(391)	$410	$3,034	$1,488
Shares:
Sold	614	47,053	66	73	259	420	596
Reinvested	42	1,352	2	6	7	4	17
Redeemed	(624)	(9,763)	(126)	(118)	(229)	(133)	(474)
Net Increase (Decrease)	32	38,642	(58)	(39)	37	291	139

Distributions:
Period Ended February 29, 2012
From net investment
income	$(608)	$(26,011)	$(32)	$(74)	$(130)	$(163)	$(341)
From net realized gain on
investments	–	–	–	–	–	–	–
Total Dividends and Distributions $	(608)	$(26,011)	$(32)	$(74)	$(130)	$(163)	$(341)
Year Ended August 31, 2011
From net investment
income	$(388)	$(12,766)	$(21)	$(54)	$(68)	$(41)	$(160)
From net realized gain on
investments	(51)	(1,221)	(3)	(7)	(9)	(5)	(17)
Total Dividends and Distributions $	(439)	$(13,987)	$(24)	$(61)	$(77)	$(46)	$(177)

See accompanying notes.

STATEMENT OF CHANGES IN NET ASSETS
PRINCIPAL FUNDS, INC.
(unaudited)

Amounts in thousands					Diversified Real Asset Fund

					Period Ended	Year Ended
					February 29, 2012	August 31, 2011
Operations
Net investment income (loss)					$1,752	$6,875
Net realized gain (loss) on investments, futures, options and swaptions, swap agreements and foreign
currency transactions					37,407	22,075
Change in unrealized appreciation/depreciation of investments, futures, options and swaptions, swap agreements
and translation of assets and liabilities in foreign currencies					3,354	36,039
		Net Increase (Decrease) in Net Assets Resulting from Operations			42,513	64,989

Dividends and Distributions to Shareholders
From net investment income					(3,221)	(1,763)
From net realized gain on investments					(22,093)	(1,077)
				Total Dividends and Distributions	(25,314)	(2,840)

Capital Share Transactions
Net increase (decrease) in capital share transactions					311,576	465,149
				Total increase (decrease) in net assets	328,775	527,298

Net Assets
Beginning of period					712,053	184,755
End of period (including undistributed net investment income as set forth below)					$1,040,828	$712,053
Undistributed (overdistributed) net investment income (loss)					$4,082	$5,720

	Class A	Class C	Class P	Institutional
Capital Share Transactions:
Period Ended February 29, 2012
Dollars:
Sold	$107,966	$7,673	$17,185	$209,683
Reinvested	4,333	701	460	18,836
Redeemed	(14,974)	(4,605)	(8,801)	(26,881)
Net Increase (Decrease)	$97,325	$3,769	$8,844	$201,638
Shares:
Sold	9,453	675	1,505	18,505
Reinvested	394	65	42	1,702
Redeemed	(1,317)	(407)	(773)	(2,368)
Net Increase (Decrease)	8,530	333	774	17,839
Year Ended August 31, 2011
Dollars:
Sold	$95,520	$38,167	$34,211	$362,318
Reinvested	103	14	–	2,718
Redeemed	(17,405)	(1,849)	(3,946)	(44,702)
Net Increase (Decrease)	$78,218	$36,332	$30,265	$320,334
Shares:
Sold	8,170	3,251	2,869	33,133
Reinvested	9	1	–	241
Redeemed	(1,478)	(158)	(336)	(3,847)
Net Increase (Decrease)	6,701	3,094	2,533	29,527

Distributions:
Period Ended February 29, 2012
From net investment
income	$(408)	$–	$(108)	$(2,705)
From net realized gain on
investments	(4,238)	(928)	(731)	(16,196)
Total Dividends and
Distributions	$(4,646)	$(928)	$(839)	$(18,901)
Year Ended August 31, 2011
From net investment
income	$(58)	$(6)	$–	$(1,699)
From net realized gain on
investments	(49)	(9)	–	(1,019)
Total Dividends and
Distributions	$(107)	$(15)	$–	$(2,718)

See accompanying notes.

				STATEMENT OF CHANGES IN NET ASSETS
				PRINCIPAL FUNDS, INC.
				(unaudited)

					Global Multi-
Amounts in thousands					Strategy Fund
					Period Ended
					February 29,
					2012 (a)
Operations
Net investment income (loss)					$(866)
Net realized gain (loss) on investments, futures, options and swaptions, swap agreements and foreign
currency transactions					(1,255)
Change in unrealized appreciation/depreciation of investments, futures, options and swaptions, swap agreements
and translation of assets and liabilities in foreign currencies					10,157
			Net Increase (Decrease) in Net Assets Resulting from Operations		8,036

Capital Share Transactions
Net increase (decrease) in capital share transactions					334,126
				Total increase (decrease) in net assets	342,162

Net Assets
Beginning of period					–
End of period (including undistributed net investment income as set forth below)					$342,162
Undistributed (overdistributed) net investment income (loss)					$(866)

		Class A	Class P Institutional
Capital Share Transactions:
Period Ended February 29, 2012(a)
Dollars:
Sold		$4,096	$18	$330,837
Redeemed		(56)	–	(769)
Net Increase (Decrease)		$4,040	$18	$330,068
Shares:
Sold		404	2	33,056
Redeemed		(6)	–	(76)
Net Increase (Decrease)		398	2	32,980

Distributions:
Period Ended February 29, 2012(a)
From net investment
income	$	– $	– $	–
From net realized gain on
investments		–	–	–
Total Dividends and
Distributions	$	– $	– $	–

(a)	Period from October 24, 2011, date operations commenced, through February 29, 2012.

See accompanying notes.

STATEMENT OF CHANGES IN NET ASSETS
PRINCIPAL FUNDS, INC.
(unaudited)

Amounts in thousands							International Equity Index Fund

							Period Ended	Year Ended
							February 29, 2012	August 31, 2011
Operations
Net investment income (loss)							$5,771	$12,584
Net realized gain (loss) on investments, futures, options and swaptions, swap agreements and foreign
currency transactions							(2,330)	557
Change in unrealized appreciation/depreciation of investments, futures, options and swaptions, swap agreements
and translation of assets and liabilities in foreign currencies							22,736	6,010
		Net Increase (Decrease) in Net Assets Resulting from Operations					26,177	19,151

Dividends and Distributions to Shareholders
From net investment income							(14,273)	(7,027)
From net realized gain on investments							(623)	(491)
					Total Dividends and Distributions		(14,896)	(7,518)

Capital Share Transactions
Net increase (decrease) in capital share transactions							87,417	186,115
				Total increase (decrease) in net assets			98,698	197,748

Net Assets
Beginning of period							543,701	345,953
End of period (including undistributed net investment income as set forth below)							$642,399	$543,701
Undistributed (overdistributed) net investment income (loss)							$709	$9,211

Institutional		R-1	R-2	R-3	R-4	R-5
Capital Share Transactions:
Period Ended February 29, 2012
Dollars:
Sold	$102,029	$35	$106	$611	$2,174	$2,570
Reinvested	14,636	1	–	24	137	98
Redeemed	(33,867)	–	(44)	(112)	(659)	(322)
Net Increase (Decrease)	$82,798	$36	$62	$523	$1,652	$2,346
Shares:
Sold	11,101	4	11	66	241	279
Reinvested	1,653	–	–	3	16	11
Redeemed	(3,642)	–	(4)	(13)	(71)	(35)
Net Increase (Decrease)	9,112	4	7	56	186	255
Year Ended August 31, 2011
Dollars:
Sold	$220,185	$13	$65	$1,318	$3,284	$3,727
Reinvested	7,463	–	1	3	24	27
Redeemed	(48,262)	–	(54)	(217)	(287)	(1,175)
Net Increase (Decrease)	$179,386	$13	$12	$1,104	$3,021	$2,579
Shares:
Sold	20,669	1	6	124	324	344
Reinvested	715	–	–	1	2	2
Redeemed	(4,562)	–	(5)	(21)	(28)	(112)
Net Increase (Decrease)	16,822	1	1	104	298	234

Distributions:
Period Ended February 29, 2012
From net investment
income	$(14,024)	$(1)	$–	$(23)	$(131)	$(94)
From net realized gain on
investments	(612)	–	–	(1)	(6)	(4)
Total Dividends and Distributions $	(14,636)	$(1)	$–	$(24)	$(137)	$(98)
Year Ended August 31, 2011
From net investment
income	$(6,976)	$–	$(1)	$(3)	$(22)	$(25)
From net realized gain on
investments	(487)	–	–	–	(2)	(2)
Total Dividends and Distributions $	(7,463)	$–	$(1)	$(3)	$(24)	$(27)

See accompanying notes.

STATEMENT OF CHANGES IN NET ASSETS
PRINCIPAL FUNDS, INC.
(unaudited)

Amounts in thousands								Preferred Securities Fund

								Period Ended		Year Ended
								February 29, 2012		August 31, 2011
Operations
Net investment income (loss)								$102,785		$187,280
Net realized gain (loss) on investments, futures, options and swaptions, swap agreements and foreign
currency transactions									22,082	71,713
Change in unrealized appreciation/depreciation of investments, futures, options and swaptions, swap agreements
and translation of assets and liabilities in foreign currencies									47,526	(90,734)
		Net Increase (Decrease) in Net Assets Resulting from Operations						172,393		168,259

Dividends and Distributions to Shareholders
From net investment income								(105,716)		(185,495)
From net realized gain on investments								(11,597)		(18,007)
					Total Dividends and Distributions			(117,313)		(203,502)

Capital Share Transactions
Net increase (decrease) in capital share transactions								300,556		629,650
				Total increase (decrease) in net assets				355,636		594,407

Net Assets
Beginning of period								3,373,499		2,779,092
End of period (including undistributed net investment income as set forth below)								$3,729,135		$3,373,499
Undistributed (overdistributed) net investment income (loss)								$	(299)	$2,633

	Class A	Class C	Class J	Class P Institutional R-1			R-2	R-3	R-4	R-5
Capital Share Transactions:
Period Ended February 29, 2012
Dollars:
Sold	$221,007	$107,940	$2,117	$242,661	$276,329	$236	$88	$643	$54	$525
Reinvested	22,515	11,691	882	4,622	39,139	43	24	130	28	54
Redeemed	(184,908)	(60,093)	(4,625)	(85,911)	(293,405)	(185)	(90)	(339)	(241)	(375)
Net Increase (Decrease)	$58,614	$59,538	$(1,626) $ 161,372 $		22,063	$94	$22	$434	$(159)	$204
Shares:
Sold	22,955	11,229	223	25,031	28,877	24	9	67	6	55
Reinvested	2,352	1,223	94	485	4,108	5	3	14	3	6
Redeemed	(19,395)	(6,278)	(495)	(9,022)	(30,657)	(19)	(9)	(36)	(26)	(40)
Net Increase (Decrease)	5,912	6,174	(178)	16,494	2,328	10	3	45	(17)	21
Year Ended August 31, 2011
Dollars:
Sold	$751,538	$228,675	$9,029	$395,723	$714,628	$363	$520	$2,012	$489	$1,523
Reinvested	42,377	16,761	1,771	1,636	75,800	87	51	145	131	77
Redeemed	(869,967)	(146,890)	(9,459)	(34,844)	(548,298)	(576)	(754)	(339)	(1,865)	(694)
Net Increase (Decrease)	$(76,052)	$98,546	$1,341	$362,515	$242,130	$(126)	$(183)	$1,818	$(1,245)	$906
Shares:
Sold	74,506	22,686	910	39,098	71,028	36	52	199	49	152
Reinvested	4,213	1,668	179	164	7,567	9	5	15	13	8
Redeemed	(86,167)	(14,624)	(961)	(3,510)	(54,857)	(58)	(76)	(34)	(185)	(70)
Net Increase (Decrease)	(7,448)	9,730	128	35,752	23,738	(13)	(19)	180	(123)	90

Distributions:
Period Ended February 29, 2012
From net investment
income	$(24,625)	$(18,831)	$(791) $ (12,677) $		(48,542)	$(38)	$(22)	$(116)	$(25)	$(49)
From net realized gain on
investments	(2,702)	(2,395)	(91)	(1,290)	(5,090)	(5)	(2)	(14)	(3)	(5)
Total Dividends and
Distributions	$(27,327)	$(21,226)	$(882) $ (13,967) $		(53,632)	$(43)	$(24)	$(130)	$(28)	$(54)
Year Ended August 31, 2011
From net investment
income	$(58,876)	$(32,489)	$(1,607)	$(5,460)	$(86,617)	$(78)	$(45)	$(133)	$(118)	$(72)
From net realized gain on
investments	(6,109)	(3,680)	(166)	(2)	(8,005)	(9)	(6)	(12)	(13)	(5)
Total Dividends and
Distributions	$(64,985)	$(36,169)	$(1,773)	$(5,462)	$(94,622)	$(87)	$(51)	$(145)	$(131)	$(77)

See accompanying notes.

STATEMENT OF CHANGES IN NET ASSETS
PRINCIPAL FUNDS, INC.
(unaudited)

Amounts in thousands							Small-MidCap Dividend Income Fund

							Period Ended	Period Ended
							February 29, 2012	August 31, 2011(a)
Operations
Net investment income (loss)							$4,760	$1,730
Net realized gain (loss) on investments, futures, options and swaptions, swap agreements and foreign
currency transactions							(465)	(1,039)
Change in unrealized appreciation/depreciation of investments, futures, options and swaptions, swap agreements
and translation of assets and liabilities in foreign currencies							29,204	(14,743)
				Net Increase (Decrease) in Net Assets Resulting from Operations			33,499	(14,052)

Dividends and Distributions to Shareholders
From net investment income							(5,504)	–
						Total Dividends and Distributions	(5,504)	–

Capital Share Transactions
Net increase (decrease) in capital share transactions							14,333	230,677
						Total increase (decrease) in net assets	42,328	216,625

Net Assets
Beginning of period							216,625	–
End of period (including undistributed net investment income as set forth below)							$258,953	$216,625
Undistributed (overdistributed) net investment income (loss)							$972	$1,716

	Class A			Class P	Institutional
Capital Share Transactions:
Period Ended February 29, 2012
Dollars:
Sold		$5,519		$3,320		$2,103
Reinvested		121		24		5,355
Redeemed		(571)		(914)		(624)
Net Increase (Decrease)		$5,069		$2,430		$6,834
Shares:
Sold		567		347		224
Reinvested		13		2		591
Redeemed		(57)		(96)		(60)
Net Increase (Decrease)		523		253		755

Period Ended August 31, 2011(a)
Dollars:
Sold		$3,925		$111		$226,679
Redeemed		(38)		–		–
Net Increase (Decrease)		$3,887		$111		$226,679
Shares:
Sold		402		12		22,886
Redeemed		(4)		–		–
Net Increase (Decrease)		398		12		22,886

Distributions:
Period Ended February 29, 2012
From net investment
income		$(125	) $	(24	) $	(5,355)
From net realized gain on
investments		–		–		–
Total Dividends and
Distributions		$(125	) $	(24	) $	(5,355)

Period Ended August 31, 2011(a)
From net investment
income	$	– $		–		$–
From net realized gain on
investments		–		–		–
Total Dividends and
Distributions	$	– $		–		$–

(a)	Period from June 6, 2011, date operations commenced, through August 31, 2011.

See accompanying notes.

NOTES TO FINANCIAL STATEMENTS
PRINCIPAL FUNDS,INC.
February 29, 2012 (unaudited)

1. Organization

Principal Funds, Inc. (the "Fund") is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company and operates as a series fund in the mutual fund industry. The financial statements for Bond Market Index Fund, Diversified Real Asset Fund, Global Multi-Strategy Fund, International Equity Index Fund, Preferred Securities Fund and Small-MidCap Dividend Income Fund (known as the "Funds") are presented herein. The Funds offer ten classes of shares: Class A, Class C, Class J, Class P, Institutional, R-1, R-2, R-3, R-4 and R-5. Certain detailed financial information for Class A, Class C and Class P shares is provided separately.

Effective September 27, 2010, the initial purchase of $10,000 of Class P shares of Diversified Real Asset Fund and Preferred Securities Fund were made by Principal Management Corporation (the “Manager”).

Effective June 6, 2011, the initial purchases of $10,000 of Class A, Class P and Institutional classes of shares of Small-MidCap Dividend Income Fund were made by the Manager.

Effective October 24, 2011, the initial purchases of $10,000 of Class A, Class P and Institutional classes of shares of Global Multi-Strategy Fund were made by the Manager.

All classes of shares for each of the Funds represent interests in the same portfolio of investments, and will vote together as a single class except where otherwise required by law or as determined by the Fund’s Board of Directors. In addition, the Board of Directors declares separate dividends on each class of shares.

2. Significant Accounting Policies

The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. The following summarizes the significant accounting policies of the Funds:

Security Valuation. The Funds value securities for which market quotations are readily available at market value, which is determined using the last reported sale price. If no sales are reported, as is regularly the case for some securities traded over-the-counter, securities are valued using the last reported bid price or an evaluated bid price provided by a pricing service. Pricing services use modeling techniques that incorporate security characteristics, market conditions and dealer-supplied valuations to determine an evaluated bid price. When reliable market quotations are not considered to be readily available, which may be the case, for example, with respect to restricted securities, certain debt securities, preferred stocks, and foreign securities, the investments are valued at their fair value as determined in good faith by the Manager under procedures established and periodically reviewed by the Fund’s Board of Directors.

The value of foreign securities used in computing the net asset value per share is generally determined as of the close of the foreign exchange where the security is principally traded. Events that occur after the close of the applicable foreign market or exchange but prior to the calculation of the Funds’ net asset values are ordinarily not reflected in the Funds’ net asset values. If events that occur after the close of the applicable foreign market or exchange but prior to the calculation of the Funds’ net asset values are determined to materially affect the value of a foreign security, then the security is valued at its fair value as determined in good faith by the Manager under procedures established and periodically reviewed by the Fund’s Board of Directors. Many factors are reviewed in the course of making a good faith determination of a security’s fair value, including, but not limited to, price movements in ADRs, futures contracts, industry indices, general indices, and foreign currencies.

To the extent the Funds invest in foreign securities listed on foreign exchanges which trade on days on which the Funds do not determine net asset values, for example weekends and other customary national U.S. holidays, the Funds’ net asset values could be significantly affected on days when shareholders can not purchase or redeem shares.

Certain securities issued by companies in emerging market countries may have more than one quoted valuation at any given point in time, sometimes referred to as a “local” price and a “premium” price. The premium price is often a negotiated price, which may not consistently represent a price at which a specific transaction can be effected. It is the policy of the Funds to value such securities at prices at which it is expected those shares may be sold, and the Manager or any sub-advisor is authorized to make such determinations subject to such oversight by the Fund’s Board of Directors as may occasionally be necessary.

Short-term securities purchased with less than 60 days until maturity are valued at amortized cost, which approximates market.

NOTES TO FINANCIAL STATEMENTS
PRINCIPAL FUNDS,INC.
February 29, 2012 (unaudited)

2. Significant Accounting Policies (Continued)

Currency Translation. Foreign holdings are translated to U.S. dollars using the exchange rate at the daily close of the New York Stock Exchange. The identified cost of the Funds’ holdings is translated at approximate rates prevailing when acquired. Income and expense amounts are translated at approximate rates prevailing when received or paid, with daily accruals of such amounts reported at approximate rates prevailing at the date of valuation. Since the carrying amount of the foreign securities is determined based on the exchange rate and market values at the close of the period, it is not practicable to isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the fluctuations arising from changes in the market prices of securities during the period.

Net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between trade and settlement dates on security transactions, and the difference between the amount of dividends and foreign withholding taxes recorded on the books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized appreciation (depreciation) on translation of assets and liabilities in foreign currencies arise from changes in the exchange rate relating to assets and liabilities, other than investments in securities, purchased and held in non-U.S. denominated currencies.

The following funds held securities denominated in currencies that exceeded 5% of net assets of the fund:

International		Small-MidCap
Equity Index Fund		Dividend Income Fund
Euro	27.1%	United States Dollar	90.9%
British Pound	21.8	Canadian Dollar	9.1%
Japanese Yen	20.6
Australian Dollar	8.3
Swiss Franc	8.0

Income and Investment Transactions. The Funds record investment transactions on a trade date basis. The identified cost basis has been used in determining the net realized gain or loss from investment transactions and unrealized appreciation or depreciation of investments. The Funds record dividend income on the ex-dividend date, except dividend income from foreign securities whereby the ex-dividend date has passed; such dividends are recorded as soon as the Funds are informed of the ex-dividend date. Interest income is recognized on an accrual basis. Discounts and premiums on securities are accreted/amortized over the lives of the respective securities. The Funds allocate daily all income and realized and unrealized gains or losses to each class of shares based upon the relative proportion of the value of shares outstanding of each class.

Expenses. Expenses directly attributed to a particular fund are charged to that fund. Other expenses not directly attributed a particular fund are apportioned among the registered investment companies managed by the Manager.

Management fees are allocated daily to each class of shares based upon the relative proportion of the value of shares outstanding of each class. Expenses specifically attributable to a particular class are charged directly to such class and are included separately in the statements of operations.

Distributions to Shareholders. Dividends and distributions to shareholders of the Funds are recorded on the ex-dividend date. Dividends and distributions to shareholders from net investment income and net realized gain from investments and foreign currency transactions are determined in accordance with federal tax regulations, which may differ from U.S. generally accepted accounting principles. These differences are primarily due to differing treatments for net operating losses, foreign currency transactions, futures contracts, certain defaulted securities, sales of Passive Foreign Investment Companies, losses deferred due to wash sales, tax straddles, mortgage-backed securities, certain preferred securities, swap agreements, and limitations imposed by Sections 381-384 of the Internal Revenue Code. Permanent book and tax basis differences are reclassified within the capital accounts based on federal tax-basis treatment; temporary differences do not require reclassification. To the extent dividends and distributions exceed current and accumulated earnings and profits for federal income tax purposes, they are reported as return of capital distributions.

Federal Income Taxes. No provision for federal income taxes is considered necessary because each of the Funds intends to qualify as a “regulated investment company” under the Internal Revenue Code and intends to distribute each year substantially all of its net investment income and realized capital gains to shareholders.

NOTES TO FINANCIAL STATEMENTS
PRINCIPAL FUNDS,INC.
February 29, 2012 (unaudited)

2. Significant Accounting Policies (Continued)

The Funds evaluate tax positions taken or expected to be taken in the course of preparing the Funds’ tax returns to determine whether it is “more likely than not” that each tax position would be sustained upon examination by a taxing authority based on the technical merits of the position. Tax positions not deemed to meet the more likely than not threshold would be recorded as a tax benefit or expense in the current year. During the period ended February 29, 2012, the Funds did not record any such tax benefit or expense in the accompanying financial statements. The statute of limitations remains open to examine the Funds’ U.S. tax returns filed for the fiscal years from 2008-2011. No examinations are in progress or anticipated at this time.

Foreign Taxes. Certain of the Funds are subject to foreign income taxes imposed by certain countries in which they invest. Foreign income taxes are accrued by the Funds as a reduction of income. These amounts are shown as withholding tax on foreign dividends on the statements of operations.

Recent Accounting Pronouncements. In April 2011, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update (“ASU”) No. 2011-03 Reconsideration of Effective Control for Repurchase Agreements (“ASU 2011-03”). The objective of ASU 2011-03 is to improve the accounting for repurchase agreements and other agreements that both entitle and obligate a transferor to repurchase or redeem financial assets before their maturity. Under previous guidance, whether or not to account for a transaction as a sale was based on, in part, if the entity maintained effective control over the transferred financial assets. ASU 2011-03 removes the transferor’s ability criterion from the effective control assessment. This guidance is effective prospectively for interim and annual reporting periods beginning on or after December 15, 2011. At this time, management is evaluating the implications of ASU No. 2011-03 and its impact on the financial statements has not been determined.

In May 2011, the FASB issued Accounting Standards Update (“ASU”) No. 2011-04 Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and IFRS. ASU No. 2011-04 amends ASC 820, Fair Value Measurements and Disclosures to require additional disclosures regarding fair value measurements. Effective for fiscal years beginning after December 15, 2011, and for interim periods within those fiscal years, entities will need to disclose the following: 1) the amounts of any transfers between Level 1 and Level 2 and the reasons for those transfers, and 2) for Level 3 fair value measurements, quantitative information about the significant unobservable inputs used, a description of the entity’s valuation processes, and a narrative description of the sensitivity of the fair value measurement to changes in the unobservable inputs and the interrelationship between inputs. Management is currently evaluating the impact ASU No. 2011-04 will have on the Fund’s financial statement disclosures.

Subsequent Events. Management has evaluated events or transactions that may have occurred since February 29, 2012, that would merit recognition or disclosure in the financial statements. There were no items requiring adjustment of the financial statements or additional disclosure.

3. Operating Policies

Commodity Linked Notes. Diversified Real Asset Fund invests in structured notes whose market values are primarily derived from changes in the value of various commodity indices and other factors. Valuations on these securities may be volatile as the payment features on certain notes may contain attributes that multiply the effects of changes in the values of the underlying indices. Structured notes may entail a greater degree of market risk than other types of debt securities. Structured notes may also be more volatile, less liquid, and more difficult to accurately price than less complex securities or more traditional debt securities. Fluctuations in value of the structured notes are recorded as unrealized gains and losses in the accompanying financial statements. Interest income is accrued daily. These notes are subject to prepayment, credit, and interest rate risks. At maturity, or when a note is sold, the Fund records a realized gain or loss.

Foreign Currency Contracts. Certain of the Funds may be subject to foreign currency exchange rate risk in the normal course of pursuing such Fund’s investment objectives. The Funds may use foreign currency contracts to gain exposure to, or hedge against changes in the value of foreign currencies. Certain of the Funds enter into forward contracts to purchase and sell foreign currencies at a specified future date at a fixed exchange rate. Forward foreign currency contracts are valued at the forward rate, and are marked-to-market daily. The change in market value is recorded by the Funds as an unrealized gain or loss. When the contract is closed, the Funds record a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

NOTES TO FINANCIAL STATEMENTS
PRINCIPAL FUNDS,INC.
February 29, 2012 (unaudited)

3. Operating Policies (Continued)

The use of forward foreign currency contracts does not eliminate the fluctuations in underlying prices of the Funds’ portfolio securities, but it does establish a rate of exchange that can be achieved in the future. Although forward foreign currency contracts limit the risk of loss due to a decline in the value of the hedged currency, they also limit any potential gain that might result should the value of the currency increase. In addition, the Funds could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts or if the value of the currency changes unfavorably to the U.S. dollar. The foreign currency contracts outstanding as of February 29, 2012 are included in the schedules of investments.

Futures Contracts. The Funds are subject to equity price risk, interest rate risk, and foreign currency exchange rate risk in the normal course of pursuing their investment objectives. The Funds may enter into futures contracts to hedge against changes in or to gain exposure to, change in the value of equities, interest rates and foreign currencies. Initial margin deposits are made by cash deposits or segregation of specific securities as may be required by the exchange on which the transaction was conducted. Pursuant to the contracts, a fund agrees to receive from or pay to the broker, an amount of cash equal to the daily fluctuation in the value of the contract. Such receipts or payments are known as “variation margin” and are recorded by the fund as a variation margin receivable or payable on futures contracts. During the period the futures contracts are open, daily changes in the value of the contracts are recognized as unrealized gains or losses. These unrealized gains or losses are included as a component of net unrealized appreciation (depreciation) of investments on the statements of assets and liabilities. When the contracts are closed, the fund recognizes a realized gain or loss equal to the difference between the proceeds from, or cost of, the closing transaction and the fund’s cost basis in the contract. There is minimal counterparty credit risk to the Funds because futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default.

Illiquid Securities. Illiquid securities generally cannot be sold or disposed of in the ordinary course of business (within seven calendar days) at approximately the value at which each of the Funds has valued the investments. This may have an adverse effect on each of the Funds’ ability to dispose of particular illiquid securities at fair market value and may limit each of the Funds’ ability to obtain accurate market quotations for purposes of valuing the securities. Information regarding illiquid securities is included with footnote designations in the schedules of investments.

Indemnification. Under the Fund’s by-laws, present and past officers, directors and employees are indemnified against certain liabilities arising out of the performance of their duties. In addition, in the normal course of business, the Fund may enter into a variety of contracts that may contain representations and warranties which provide general indemnifications. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund.

Inflation-Indexed Bonds. Certain of the Funds may invest in inflation-indexed bonds. Inflation-indexed bonds are fixed-income securities whose principal value is periodically adjusted to the rate of inflation. The interest rate on these bonds is generally fixed at issuance at a rate lower than typical bonds. Over the life of an inflation-indexed bond, however, interest will be paid based on a principal value, which is adjusted for inflation. Any increase or decrease in the principal amount of an inflation-indexed bond will be included as interest income on the statements of operations, even though the Funds would not receive the principal until maturity.

Joint Trading Account. Certain of the Funds may, pursuant to an exemptive order issued by the Securities and Exchange Commission, transfer uninvested funds into a joint trading account. The order permits the participating Funds’ cash balances to be deposited into a single joint account along with the cash of other registered investment companies managed by the Manager. These balances may be invested in one or more short-term instruments or repurchase agreements that are collateralized by U.S. government securities. Earnings from the joint trading account are allocated to each of the Funds based on their pro rata participating ownership interest in the joint trading account.

Line of Credit. The Funds participate with other registered investment companies managed by the Manager in an unsecured joint line of credit with three banks which allow the participants to borrow up to $150 million, collectively. Borrowings are made solely to facilitate the handling of unusual and/or unanticipated short-term cash requirements. Interest is charged to each participant, based on its borrowings, at a rate equal to the higher of the Fed Funds Rate or LIBOR Rate plus 1.00%. Additionally, a commitment fee is charged at an annual rate of .08% on the amount of the line of credit. During the period ended February 29, 2012, Bond Market Index Fund, Diversified Real Asset Fund, Global Multi-Strategy Fund and International Equity Index Fund borrowed against the line of credit. The interest expense associated with these borrowings is included in other expenses on the statements of operations.

NOTES TO FINANCIAL STATEMENTS
PRINCIPAL FUNDS,INC.
February 29, 2012 (unaudited)

3. Operating Policies (Continued)

Options Contracts. During the period Global Mulit-Strategy Fund wrote call and put options on swaps, securities, indices and currencies it owns or in which it may invest for both hedging and non-hedging purposes. Writing put options tends to increase a fund’s exposure to the underlying instrument. Writing call options tends to decrease a fund’s exposure to the underlying instrument. When a fund writes a call or put option, an amount equal to the premium received is recorded as a liability and subsequently marked to market to reflect the current value of the option written. Premiums received from writing options which expire are treated as realized gains. Premiums received from writing options which are exercised or closed are added to the proceeds or offset against amounts paid on the underlying swap, security, index or currency transaction to determine the realized gain or loss. A fund, as a writer of an option, has no control over whether the underlying swap, security, index or currency may be sold (call) or purchased (put) and as a result bears the market risk of an unfavorable change in the price of the swap, security, index or currency underlying the written option. There is the risk a fund may not be able to enter into a closing transaction because of an illiquid market. A fund may also purchase put and call options. Purchasing call options tends to increase a fund’s exposure to the underlying instrument. Purchasing put options tends to decrease a fund’s exposure to the underlying instrument. A fund pays a premium which is included on the fund’s statements of assets and liabilities as an investment and subsequently marked to market to reflect the current value of the option. Premiums paid for purchasing options which expire are treated as realized losses. The risk associated with purchasing put and call options is limited to the premium paid. Premiums paid for purchasing options which are exercised or closed are added to the amounts paid or offset against the proceeds on the underlying swap, security, index or currency transaction to determine the realized gain or loss. Details of options contracts open at period end are included in the Funds' schedules of investments. Transactions in options written during the period ended February 29, 2012, were as follows:

Global Multi-Strategy Fund	Number of Contracts	Notional Amount	Premium (thousands)
Beginning of period	—	—	$—
Options written	2,400,632	11,900,000	2,529,041
Options expired	(106)	(5,500,000)	(49,253)
Options closed	—	—	—
Options exercised	—	—	—
Balance at end of period	2,400,526	6,400,000	2,479,788

Rebates. Subject to best execution, the Funds may direct certain portfolio transactions to brokerage firms that, in turn, have agreed to rebate a portion of the related brokerage commission to the Funds in cash. Commission rebates are included as a component of realized gain from investment transactions in the statements of operations.

Repurchase Agreements. The Funds may invest in repurchase agreements that are fully collateralized, typically by U.S. government or U.S. government agency securities. It is the Funds’ policy that its custodian takes possession of the underlying collateral securities. The fair value of the collateral is at all times at least equal to the total amount of the repurchase obligation. In the event of default on the obligation to repurchase, the Funds have the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. In the event the seller of a repurchase agreement defaults, the Funds could experience delays in the realization of the collateral.

Restricted Securities. Certain of the Funds may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included with footnote designations in the schedules of investments.

Senior Floating Rate Interests. The Funds may invest in senior floating rate interests (bank loans). Senior floating rate interests hold the most senior position in the capital structure of a business entity (the “Borrower”), are typically secured by specific collateral and have a claim on the assets and/or stock of the Borrower that is senior to that held by subordinated debtholders and stockholders of the Borrower. Senior floating rate interests are typically structured and administered by a financial institution that acts as the agent of the lenders participating in the senior floating rate interest. Senior floating rate interests are typically rated below-investment-grade, which means they are more likely to default than investment-grade loans. A default could lead to non-payment of income which would result in a reduction of income to the fund and there can be no assurance that the liquidation of any collateral would satisfy the Borrower’s obligation in the event of non-payment of scheduled interest or principal payments, or that such collateral could be readily liquidated.

Senior floating rate interests pay interest at rates which are periodically reset by reference to a base lending rate plus a spread. These base lending rates are generally the prime rate offered by a designated U.S. bank or the London InterBank Offered Rate (LIBOR) or the prime rate offered by one or more major United States banks.

NOTES TO FINANCIAL STATEMENTS
PRINCIPAL FUNDS,INC.
February 29, 2012 (unaudited)

3. Operating Policies (Continued)

Senior floating rate interests generally are subject to mandatory and/or optional prepayment. Because of these mandatory prepayment conditions and because there may be significant economic incentives for the Borrower to repay, prepayments of senior floating rate interests may occur. As a result, the actual remaining maturity of senior floating rate interests may be substantially less than stated maturities shown in the schedules of investments.

Short Sales. Bond Market Index Fund and Global Multi-Strategy Fund entered into short sales transactions during the period. A short sale is a transaction in which a fund sells a security it does not own as a hedge against some of its long positions and/or in anticipation of a decline in the market price of the security. The fund must borrow the security sold short and deliver it to the broker dealer which made the short sale. A security sold in a short sale transaction and the interest or dividend payable on the security if any, is reflected as a liability on the statement of assets and liabilities. The fund is obligated to pay any interest or dividends received on the borrowed securities. Interest accrued and dividends declared on short positions are recorded as an expense and appear as dividends and interest on shorts on the statement of operations. A fund is obligated to deliver the security at the market price at the time the short position is closed. Possible losses from short sales may be unlimited.

The fund is required to pledge cash or securities to the broker as collateral for securities sold short. Collateral requirements are calculated daily based on the current market value of the short positions. Cash deposited with the broker for collateral is included in deposits with counterparty on the statement of assets and liabilities and securities segregated as collateral are footnoted in the schedule of investments. The fund may pay broker’s fees on the borrowed securities and may also pay a financing charge for the difference in the market value of the short position and cash collateral deposited with the broker. These fees are included as short sale fees on the statement of operations.

Swap Agreements. Global Multi-Strategy Fund invested in swap agreements during the period. Swap agreements are privately negotiated agreements between a Fund and a counterparty to exchange a series of cash flows at specified intervals based upon, or calculated by reference to, changes in specified prices or rates for a specified amount of an underlying asset. A Fund may enter into credit default, interest rate, or total return swap agreements to manage its exposure to credit, interest rate, or market risk. In connection with these agreements, securities may be identified as collateral in accordance with the terms of the respective swap agreements to provide assets of value and recourse in the event of default or bankruptcy/insolvency.

In connection with these agreements, securities may be identified as collateral in accordance with the terms of the respective swap agreements to provide assets of value and recourse in the event of default or bankruptcy/insolvency.

Swap agreements are valued through a pricing service or using procedures established and periodically reviewed by the Fund’s Board of Directors; changes in value are recorded as unrealized gain or loss. These unrealized gains or losses are included as a component of net unrealized appreciation (depreciation) of investments on the statements of assets and liabilities

Upon termination of swap agreements, the Funds recognize a realized gain or loss. Net periodic payments to be received or paid are accrued daily and are recorded in the statements of operations as realized gains or losses.

Payments received or made at the beginning of the measurement period are reflected as such on the statements of assets and liabilities and represent payments made or received upon entering into the swap agreement to compensate for differences between the stated terms of the swap agreement and prevailing market conditions (credit spreads, interest rates, and other relevant factors). These upfront payments are amortized daily over the term of the swap agreement as realized gains or losses on the statements of operations.

Notional principal amounts are used to express the extent of involvement in these agreements. Risks may exceed amounts shown on the statements of assets and liabilities. These risks include changes in the returns of the underlying instruments, unfavorable interest rate fluctuation, that the counterparty to the agreements may default on its obligation to perform or disagree as to the meaning of contractual terms in the agreements, and the possible lack of liquidity with respect to the swap agreements.

The Funds and any counterparty are required to maintain an agreement that requires the Funds and that counterparty to monitor the net fair value of all derivative transactions entered into pursuant to the contract between the Funds and such counterparty. If the net fair value of such derivatives transactions between the Funds and that counterparty exceeds a certain threshold (as defined in the agreement), the Funds or the counterparty are required to post cash and/or securities as collateral. Fair values of derivatives transactions presented in the financial statements are not netted with the fair values of other derivatives transactions or with any collateral amounts posted by the Funds or any counterparty.

NOTES TO FINANCIAL STATEMENTS
PRINCIPAL FUNDS,INC.
February 29, 2012 (unaudited)

3. Operating Policies (Continued)

Credit default swaps involve commitments to pay a fixed rate at a predetermined frequency in exchange for a lump sum payment if a “credit event”, as defined in the agreement, affecting a third party occurs. Credit events may include a failure to pay interest, bankruptcy, restructuring, or other event as defined in the agreement. A “buyer” of credit protection agrees to pay a counterparty to assume the credit risk of an issuer upon the occurrence of a credit event. The “seller” of the protection receives periodic payments and agrees to assume the credit risk of an issuer upon the occurrence of a credit event. As the seller of credit protection, a Fund would add leverage to its portfolio because, in addition to its total net assets, a Fund would be subject to investment exposure on the notional amount of the swap.

If a Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index. If a Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, a Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

Credit default swap agreements on credit indices involve one party making a stream of payments to another party in exchange for the right to receive a specified return in the event of a write-down, principal shortfall, interest shortfall or default of all or part of the referenced entities comprising the credit index. A credit index is a basket of credit instruments or exposures designed to be representative of some part of the credit market as a whole. These indices are made up of reference credits that are judged by a poll of dealers to be the most liquid entities in the credit default swap market based on the sector of the index. Components of the indices may include, but are not limited to, investment grade securities, high yield securities, asset backed securities, emerging markets, and/or various credit ratings within each sector. Credit indices are traded using credit default swaps with standardized terms including a fixed spread and standard maturity dates. An index credit default swap references all the names in the index, and if there is a default, the credit event is settled based on that name’s weight in the index. The composition of the indices changes periodically, usually every six months, and for most indices, each name has an equal weight in the index. A Fund may use credit default swaps on credit indices to hedge a portfolio of credit default swaps or bonds with a credit default swap on indices which is less expensive than it would be to buy many credit default swap to achieve a similar effect. Credit-default swap on indices are benchmarks for protecting investors owning bonds against default, and traders use them to speculate on changes in credit quality.

Credit default swap agreements on corporate issues or sovereign issues involve one party making a stream of payments to another party in exchange for the right to receive a specified return in the event of a default or other credit event. If a credit event occurs and cash settlement is not elected, a variety of other deliverable obligations may be delivered in lieu of the specific referenced obligation. The ability to deliver other obligations may result in a cheapest-to-deliver option (the buyer of protection’s right to choose the deliverable obligation with the lowest value following a credit event). The Funds may use credit default swaps on corporate issues or sovereign issues of an emerging country to provide a measure of protection against defaults of the issuers (i.e., to reduce risk where the Funds own or has exposure to the referenced obligation).

For credit default swap agreements on asset-backed securities and credit indices, the quoted market prices and resulting values serve as the indicator of the current status of the payment/performance risk. Wider credit spreads and increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

The maximum potential amount of future payments (undiscounted) that a Fund as a seller of protection could be required to make under a credit default swap agreement would be an amount equal to the notional amount of the agreement. Notional amounts of all credit default swap agreements outstanding as of October 31, 2011 for which a Fund is the seller of protection are disclosed in the footnotes to the Schedules of Investments. These potential amounts would be partially offset by any recovery values of the respective referenced obligations, upfront payments received upon entering into the agreement, or net amounts received from the settlement of buy protection credit default swap agreements entered into by a Fund for the same referenced entity or entities.

Total return swaps and equity basket swaps involve the commitment to receive positive returns or pay negative returns on a specified reference security, basket of securities, security index or index component during the period of the swap.

Interest rate swaps involve the commitment to pay or receive a floating rate of interest in exchange for a fixed rate of interest based on the same notional amount.

As of February 29, 2012, counterparties had pledged collateral for swap agreements of $260,022 for the Global Multi-Strategy Fund.

NOTES TO FINANCIAL STATEMENTS
PRINCIPAL FUNDS,INC.
February 29, 2012 (unaudited)

3. Operating Policies (Continued)

Details of swap agreements open at period end are included in the Funds' schedules of investments.

To Be Announced Securities. The Funds may trade portfolio securities on a “to-be-announced” (“TBA”) or when-issued basis. In a TBA or when-issued transaction, the Funds commit to purchase or sell securities for which all specific information is not known at the time of the trade. Securities purchased on a TBA or when-issued basis are not settled until they are delivered to the Funds, normally 15 to 30 days later. These transactions are subject to market fluctuations and their current value is determined in the same manner as for other portfolio securities. The securities purchased on a TBA or when-issued basis are identified as such in the Funds’ schedules of investments.

U.S. Government Agencies or Government-Sponsored Enterprises. Certain of the Funds may invest in U.S. Government agencies or government-sponsored enterprises. U.S. Government securities are obligations of, and in certain cases, guaranteed by, the U.S. Government or its agencies. The U.S. Government does not guarantee the net asset value of the Funds’ shares. Some U.S. Government securities such as treasury bills, notes and bonds, and securities guaranteed by the Government National Mortgage Association (“GNMA”) are supported by the full faith and credit of the U.S. Government. Other securities, such as those of the Federal Home Loan Bank are supported by the right of the issuer to borrow from the U.S. Department of the Treasury. Still other securities, such as those of the Federal National Mortgage Association (“FNMA”) are supported by the discretionary authority of the U.S. Government to purchase the agency’s obligations.

Government related guarantors (those not backed by the full faith and credit of the United States Government) include FNMA and the Federal Home Loan Mortgage Corporation (“FHLMC”). FNMA is a government sponsored corporation, the common stock of which is owned entirely by private stockholders. FNMA purchases conventional residential mortgages from a list of approved seller/servicers which include state and federally chartered savings and loan associations, mutual savings banks, commercial banks, credit unions, and mortgage bankers. Pass-through securities issued by FNMA are guaranteed as to the timely payment of principal and interest by FNMA, but are not backed by the full faith and credit of the U.S. Government. FHLMC issues Participation Certificates which are pass-through securities, each representing an undivided interest in a pool of residential mortgages. FHLMC guarantees the timely payment of interest and ultimate collection of principal, but Participation Certificates are not backed by the full faith and credit of the U.S. Government.

During 2008, the Federal Housing Finance Agency (“FHFA”) placed FNMA and FHLMC into conservatorship. As the conservator, FHFA succeeded to all rights, titles, powers, and privileges of FNMA and FHLMC and of any stockholder of FNMA and FHLMC. The U.S. Department of the Treasury then announced three additional steps taken by it in connection with the conservatorship. First, the U.S. Department of the Treasury entered into a Senior Preferred Stock Purchase Agreement with each of FNMA and FHLMC pursuant to which the U.S. Department of the Treasury will purchase up to an aggregate of $100 billion of each of FNMA and FHLMC to maintain a positive net worth in each enterprise. This agreement contains various covenants that severely limit each enterprise’s operations. In exchange for entering into these agreements, the U.S. Department of the Treasury received $1 billion of each enterprise’s senior preferred stock and warrants to purchase 79.9% of each enterprise’s common stock. Second, the U.S. Department of the Treasury announced the creation of a new secured lending facility which is available to each of FNMA and FHLMC as a liquidity backstop. Third, the U.S. Department of the Treasury announced the creation of a temporary program to purchase mortgage-backed securities issued by each of FNMA and FHLMC. Both the liquidity backstop and the mortgage-backed securities purchase program expired in December 2009. FNMA and FHLMC are continuing to operate as going concerns while in conservatorship and each remain liable for all of its obligations, including its guaranty obligations associated with its mortgage-backed securities.

NOTES TO FINANCIAL STATEMENTS
PRINCIPAL FUNDS,INC.
February 29, 2012 (unaudited)

3. Operating Policies (Continued)

Derivatives. The following tables provide information about where in the statements of assets and liabilities and statements of operations information about derivatives can be found (amounts shown in thousands):

	Asset Derivatives February 29, 2012			Liability Derivatives February 29, 2012
Derivatives not accounted for			Fair		Fair
as hedging instruments	Statement of Assets and Liabilities Location		Value	Statement of Assets and Liabilities Location	Value
Diversified Real Asset Fund
Foreign exchange contracts	Receivables		$288	Payables	$219
Interest rate contracts	Receivables, Net Assets Consist of Net unrealized		$156 * Payables, Net Assets Consist of Net unrealized		$58	*
	appreciation (depreciation) of investments			appreciation (depreciation) of investments
		Total $	444		$277
Global Multi-Strategy Fund
Credit contracts	Receivables, Net Assets Consist of Net unrealized		$48	Payables, Net Assets Consist of Net unrealized	$136
	appreciation (depreciation) of investments			appreciation (depreciation) of investments
Equity contracts	Receivables, Net Assets Consist of Net unrealized		$1,251 * Payables, Net Assets Consist of Net unrealized		$4,542	*
	appreciation (depreciation) of investments			appreciation (depreciation) of investments
Foreign exchange contracts	Receivables		$3,760	Payables	$2,984
Interest rate contracts	Receivables, Net Assets Consist of Net unrealized		$327 * Payables, Net Assets Consist of Net unrealized		$166	*
	appreciation (depreciation) of investments			appreciation (depreciation) of investments
		Total $	5,386		$7,828
International Equity Index Fund
Equity contracts	Receivables, Net Assets Consist of Net unrealized		$240 * Payables, Net Assets Consist of Net unrealized		$—
	appreciation (depreciation) of investments			appreciation (depreciation) of investments

*Includes cumulative unrealized appreciation/depreciation of futures contracts as shown in the schedules of investments. Only the portion of the unrealized appreciation/depreciation not yet cash settled is shown in the statements of assets and liabilities as variation margin.

			Change in Unrealized
Derivatives not accounted for	Location of Gain or (Loss) on Derivatives	Realized Gain or (Loss) on Derivatives	Appreciation/(Depreciation) of
as hedging instruments	Recognized in Operations	Recognized in Operations	Derivatives Recognized in Operations
Diversified Real Asset Fund
Foreign exchange contracts	Net realized gain (loss) from Foreign	$13	$69
	currency transactions/Change in unrealized
	appreciation/(depreciation) of Translation of
	assets and liabilities in foreign currencies
Interest rate contracts	Net realized gain (loss) from Futures	$(641)	$83
	contracts and Options and
	swaptions/Change in unrealized
	appreciation/(depreciation) of Futures
	contracts
	Total	$(628)	$152

Global Multi-Strategy Fund
Credit contracts	Net realized gain (loss) from Options and	$3	$(88)
	Swaptions and Swap agreements/Change in
	unrealized appreciation/(depreciation) of
	Options and swaptions and Swap
	agreements
Equity contracts	Net realized gain (loss) from Futures	$(1,429)	$(3,291)
	contracts, Options and swaptions and Swap
	agreements/Change in unrealized
	appreciation/(depreciation) of Futures
	contracts, Options and swaptions and Swap
	agreements
Foreign exchange contracts	Net realized gain (loss) from Foreign	$(258)	$776
	currency transactions/Change in unrealized
	appreciation/(depreciation) of Translation of
	assets and liabilities in foreign currencies
Interest rate contracts	Net realized gain (loss) from Futures	$34	$161
	contracts, Options and swaptions and Swap
	agreements/Change in unrealized
	appreciation/(depreciation) of Futures
	contracts, Options and swaptions and Swap
	agreements
	Total	$(1,650)	$(2,442)

NOTES TO FINANCIAL STATEMENTS
PRINCIPAL FUNDS, INC.
February 29, 2012 (unaudited)

3. Operating Policies (Continued)

			Change in Unrealized
Derivatives not accounted for	Location of Gain or (Loss) on Derivatives	Realized Gain or (Loss) on Derivatives	Appreciation/(Depreciation) of
as hedging instruments	Recognized in Operations	Recognized in Operations	Derivatives Recognized in Operations
International Equity Index Fund
Equity contracts	Net realized gain (loss) from Futures	$(350)	$428
	contracts/Change in unrealized
	appreciation/(depreciation) of Futures
	contracts

Long equity futures contracts are used to obtain market exposure for the cash balances that are maintained by International Equity Index Fund and the notional values of the futures contracts will vary in accordance with changing cash balances. Long and short U.S. Treasury futures contracts are used to obtain interest rate exposure in order to manage duration of Diversified Real Asset Fund and the Global Multi-Strategy Fund. The notional values of the futures contracts will vary in accordance with changing duration of these funds. The level of other derivative activity disclosed in the schedules of investments is representative of the level of derivative activity used in the Funds throughout the period ended February 29, 2012.

4. Fair Valuation

Fair value is defined as the price that the Funds would receive upon selling a security in a timely transaction to an independent buyer in the principal or most advantageous market of the security at the measurement date. In determining fair value, the Funds use various valuation approaches, including market, income and/or cost approaches. A hierarchy for inputs is used in measuring fair value that maximizes the use of observable inputs and minimizes the use of unobservable inputs by requiring that the most observable inputs be used when available.

Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the Funds. Unobservable inputs are inputs that reflect the Funds own estimates about the estimates market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

”Level 1 – Quoted prices are available in active markets for identical securities as of the reporting date. The type of securities included in Level 1 includes listed equities and listed derivatives.

”Level 2 – Other significant observable inputs (including quoted prices for similar investments, interest rates, prepayments speeds, credit risk, etc.) Investments which are generally included in this category include corporate bonds, senior floating rate interests, and municipal bonds.

”Level 3 – Significant unobservable inputs (including the Funds’ assumptions in determining the fair value of investments.) Investments which are generally included in this category include certain corporate bonds and certain mortgage backed securities.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the market place, and other characteristics particular to the transaction. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised by the Funds in determining fair value is greatest for instruments categorized in Level 3.

In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes the level in the fair value hierarchy within which the fair value measurement in its entirety falls is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Fair value is a market based measure considered from the perspective of a market participant who holds the asset rather than an entity specific measure. Therefore, even when market assumptions are not readily available, the Fund’s own assumptions are set to reflect those that market participants would use in pricing the asset or liability at the measurement date. The Funds use prices and inputs that are current as of the measurement date.

NOTES TO FINANCIAL STATEMENTS
PRINCIPAL FUNDS,INC.
February 29, 2012 (unaudited)

4. Fair Valuation (Continued)

Investments which are generally included in the Level 3 category are primarily valued using quoted prices from brokers and dealers participating in the market for these investments. These investments are classified as Level 3 investments due to the lack of market transparency and market corroboration to support these quoted prices. Valuation models may be used as the pricing source for other investments classified as Level 3. Valuation models rely on one or more significant unobservable inputs. Frequently, fair value of these investments is determined in good faith by the Manager under procedures established and periodically reviewed by the Fund’s Board of Directors.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those instruments. For example, short-term securities held in Money Market Fund are valued using amortized cost, as permitted under Rule 2a-7 of the Investment Company Act of 1940. Generally, amortized cost approximates the current fair value of these securities, but because the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

The beginning of the period timing recognition is being adopted for the significant transfers between levels of each Fund’s assets and liabilities. Certain transfers may occur as a result of the Fund’s valuation policies for international securities which involve fair value estimates based on observable market inputs when significant events occur between the local close and the time the net asset value of the Fund is calculated. There were no significant transfers between Levels 1 and Level 2 or into/out of Level 3 at February 29, 2012.

The following is a summary of the inputs used as of February 29, 2012 in valuing the Funds' securities carried at value (amounts shown in thousands):

		Level 2 - Other
	Level 1 - Quoted	Significant Observable	Level 3 - Significant
Fund	Prices	Inputs	Unobservable Inputs Totals (Level 1,2,3)

Bond Market Index Fund
Bonds	$—	$441,044	$—	$441,044
Municipal Bonds	—	13,999	—	13,999
Repurchase Agreements	—	86,508	—	86,508
U.S. Government & Government Agency Obligations	—	876,600	—	876,600
Total investments in securities $	—	$1,418,151	$—	$1,418,151

Diversified Real Asset Fund
Bonds	$—	$95,343	$—	$95,343
Commodity Indexed Structured Notes	—	72,162	—	72,162
Common Stocks
Basic Materials	29,240	—	—	29,240
Communications	8,612	—	—	8,612
Consumer, Cyclical	522	—	—	522
Consumer, Non-cyclical	7,382	—	—	7,382
Diversified	1,702	—	—	1,702
Energy	202,170	—	281	202,451
Financial	109,994	511	—	110,505
Industrial	6,250	—	—	6,250
Utilities	36,027	—	—	36,027
Preferred Stocks	961	—	—	961
Repurchase Agreements	—	85,218	—	85,218
Senior Floating Rate Interests	—	55,247	160	55,407
U.S. Government & Government Agency Obligations	—	324,324	—	324,324
Total investments in securities $	402,860	$632,805	$441	$1,036,106
Assets
Foreign Exchange Contracts**
Foreign Currency Contracts	$—	$281	$—	$281
Interest Rate Contracts**
Futures	$156	$—	$—	$156
Liabilities
Foreign Exchange Contracts**
Foreign Currency Contracts	$—	$(212)	$—	$(212)
Interest Rate Contracts**
Futures	$(58)	$—	$—	$(58)

NOTES TO FINANCIAL STATEMENTS
PRINCIPAL FUNDS, INC.
February 29, 2012 (unaudited)

4. Fair Valuation (Continued)
		Level 2 - Other
	Level 1 - Quoted	Significant Observable	Level 3 - Significant
Fund	Prices	Inputs	Unobservable Inputs Totals (Level 1,2,3)

Global Multi-Strategy Fund
Bonds	$—	$57,105	$1,710	$58,815
Common Stocks*	178,362	—	—	178,362
Convertible Bonds	—	33,425	1,283	34,708
Convertible Preferred Stocks*	526	—	—	526
Municipal Bonds	—	4,520	—	4,520
Preferred Stocks
Consumer, Cyclical	—	11	—	11
Consumer, Non-cyclical	—	52	—	52
Repurchase Agreements	—	14,900	—	14,900
Senior Floating Rate Interests	—	3,577	—	3,577
U.S. Government & Government Agency Obligations	—	36,809	—	36,809
Purchased Swaptions	—	92	4	96
Purchased Options	—	1,013	4	1,017
Total investments in securities $	178,888	$151,504	$3,001	$333,393

Assets
Credit Contracts**
Credit Default Swaps	$—	$42	$—	$42
Credit Default Swaptions	$—	$7	$—	$7
Equity Contracts**
Futures	$487	$—	$—	$487
Options	$—	$698	$—	$698
Total Return Equity Basket Swaps	$—	$62	$—	$62
Total Return Swaps	$—	$4	$—	$4
Foreign Exchange Contracts**
Foreign Currency Contracts	$—	$3,638	$—	$3,638
Written Options	$—	$32	$—	$32
Interest Rate Contracts**
Futures	$218	$32	$—	$218
Interest Rate Swaps	$—	$24	$—	$24
Interest Rate Swaptions	$—	$17	$—	$17
Total Return Swaps	$—	$70	$—	$70
Liabilities
Credit Contracts**
Credit Default Swaps	$—	$(127)	$(3)	$(130)
Credit Default Swaptions	$—	$(6)	$—	$(6)
Equity Contracts**
Futures	$(3,405)	$—	$—	$(3,405)
Options	$—	$(118)	$—	$(118)
Foreign Exchange Contracts**
Foreign Currency Contracts	$—	$(2,908)	$—	$(2,908)
Interest Rate Contracts**
Futures	$(43)	$—	$—	$(43)
Interest Rate Swaps	$—	$(9)	$(4)	$(13)
Interest Rate Swaptions	$—	$(3)	$—	$(3)
Total Return Swaps	$—	$(21)	$—	$(21)
Short Sales**
Common Stocks	$(9,310)	$—	$—	$(9,310)
Short Sales**
U.S. Government & Government Agency Obligations	$—	$74	$—	$74

International Equity Index Fund
Common Stocks*	$633,939	$—	$—	$633,939
Preferred Stocks
Communications	—	117	—	117
Consumer, Cyclical	—	2,366	—	2,366
Consumer, Non-cyclical	—	684	—	684
Utilities	—	97	—	97
Repurchase Agreements	—	4,400	—	4,400
Total investments in securities $	633,939	$7,664	$—	$641,603
Assets
Equity Contracts**
Futures	$240	$—	$—	$240

NOTES TO FINANCIAL STATEMENTS
PRINCIPAL FUNDS, INC.
February 29, 2012 (unaudited)

4. Fair Valuation (Continued)
			Level 2 - Other
		Level 1 - Quoted	Significant Observable	Level 3 - Significant	Totals
Fund		Prices	Inputs	Unobservable Inputs	(Level 1,2,3)

Preferred Securities Fund
Bonds		$—	$1,645,834	$2,352	$1,648,186
Common Stocks*		2,156	—	—	2,156
Convertible Preferred Stocks*		15,052	—	—	15,052
Preferred Stocks
Communications		124,987	41,744	—	166,731
Energy		3,181	—	—	3,181
Financial		1,391,897	103,722	—	1,495,619
Government		—	27,474	—	27,474
Utilities		124,042	15,154	—	139,196
Repurchase Agreements		—	196,091	—	196,091
	Total investments in securities $	1,661,315	$2,030,019	$2,352	$3,693,686

Small-MidCap Dividend Income Fund
Common Stocks*		$244,892	$—	$—	$244,892
Convertible Preferred Stocks		5,677	—	—	5,677
Repurchase Agreements		—	8,246	—	8,246
	Total investments in securities $	250,569	$8,246	$—	$258,815

*	For additional detail regarding sector classifications, please see the Schedules of Investments.
*	Futures, Foreign Currency Contracts, Options, Swaps and Swaptions are valued at the unrealized appreciation/(depreciation) of the instrument.

The changes in investments measured at fair value for which the Funds’ have used level 3 inputs to determine fair value are as follows (amounts shown in thousands):

				Accrued
				Discounts/
				Premiums					Transfers		Net Change in Unrealized
		Value	Realized and Change			Proceeds Transfers				Value Appreciation/(Depreciation)
	August 30,		Gain/	in Unrealized		from	into Level		Out of	February	on Investments Held at
Fund		2011	(Loss)	Gain/(Loss) Purchases		Sales		3*	Level 3*	29, 2012	February 29, 2012

Bond Market Index Fund
Bonds		$172	$—	$(5)	$—	$(167	) $	—	$—	$—	$—
	Total $	172	$—	$(5)	$—	$(167	) $	—	$—	$—	$—

Diversified Real Asset Fund
Common Stocks
Energy		$308	$—	$(27)	$—	$—		$—	$—	$281	$(27)
Senior Floating		—	—	—	160	—		—	—	160	—
Rate Interests
	Total $	308	$—	$(27)	$160	$—		$—	$—	$441	$(27)

Global Multi-Strategy Fund
Bonds		$—	$—	$44	$1,666	$—		$—	$—	$1,710	$48
Convertible		—	—	12	1,271	—		—	—	1,283	20
Bonds
Credit Default		—	—	(3)	—	—		—	—	(3)	(3)
Swaps
Interest Rate		—	—	(4)	—	—		—	—	(4)	(4)
Swaps
Purchased		—	—	(14)	18	—		—	—	4	(14)
Swaptions
Purchased		—	—	(11)	15	—		—	—	4	(11)
Options
	Total $	—	$—	$24	$2,970	$—		$—	$—	$2,994	$36

Preferred Securities Fund
Bonds		$2,396	$—	$(44)	$—	$—		$—	$—	$2,352	$(44)
	Total $	2,396	$—	$(44)	$—	$—		$—	$—	$2,352	$(44)

*Securities are transferred into Level 3 for a variety of reasons including, but not limited to:
1. Securities where trading has been halted.
2. Securities that have certain restrictions on trading.
3. Instances where a security is illiquid.
4. Instances in which a security is not priced by pricing services.
**Securities are transferred out of Level 3 for a variety of reasons including, but not limited to:
1. Securities where trading resumes.
2. Securities where trading restrictions have expired.
3. Instances where a security is no longer illiquid.
4. Instances in which a price becomes available from a pricing service.

NOTES TO FINANCIAL STATEMENTS
PRINCIPAL FUNDS,INC.
February 29, 2012 (unaudited)

5. Management Agreement and Transactions with Affiliates

Management Services. The Funds have agreed to pay investment advisory and management fees to the Manager (wholly owned by Principal Financial Services, Inc.) computed at an annual percentage rate of each of the Funds’ average daily net assets. A portion of the management fee is paid by the Manager to the sub-advisor of each of the Funds, some of which are affiliates of the Manager. The annual rates used in this calculation for the Funds are as follows:

	Net Assets of Funds (in millions)
	First	Next	Next	Over $ 1.5
	$500	$500	$500	billion
Diversified Real Asset Fund	.85%	.83%	.81%	.80%
Global Multi-Strategy Fund	1.60	1.58	1.56	1.55
Small-MidCap Dividend Income Fund	.80	.78	.76	.75

		Net Assets of Funds (in millions)
	First	Next	Next	Next	Next $1	Over $3
	$500	$500	$500	$500	billion	billion
Preferred Securities Fund	.75%	.73%	.71%	.70%	.69%	.68%

		All Net Assets
Bond Market Index Fund		.25%
International Equity Index Fund		.25

In addition to the management fee, R-1, R-2, R-3, R-4, and R-5 classes of shares of the Funds pay the Manager a service fee and an administrative service fee computed at an annual percentage rate of each class’s average daily net assets. The annual rates for the service fee are .25%, .25%, .25%, .25%, and .25% and the annual rates for the administrative service fee are .28%, .20%, .07%, .03%, and .01% for R-1, R-2, R-3, R-4, and R-5, respectively. Class A, Class C, Class J, Class P and Institutional shares of the Funds reimburse Principal Shareholder Services, Inc. (the “Transfer Agent”) (wholly owned by the Manager) for transfer agent services.

The Manager has contractually agreed to limit the expenses (excluding interest the Funds incur in connection with investments they make) for certain classes of shares of certain of the Funds. The reductions and reimbursements are in amounts that maintain total operating expenses at or below certain limits. The limits are expressed as a percentage of average daily net assets attributable to each class of shares on an annualized basis during the reporting period. The operating expense limits are as follows:

		Period from September 1, 2011 through February 29, 2012
		Class A		Class C	Institutional	Expiration
Diversified Real Asset Fund		1.25%		2.00%	.95%	December 31, 2012
Global Multi-Strategy Fund		2.00		N/A	1.65	December 31, 2012
Small-MidCap Dividend Income Fund		1.40		N/A	N/A	February 28, 2013

		Period from September 1, 2011 through February 29, 2012
	Institutional	R-1	R-2	R-3	R-4	R-5	Expiration
Bond Market Index Fund	.30%	1.18%	1.05%	.87%	.68%	.56%	December 31, 2012
International Equity Index Fund	.40	1.28	1.15	.97	.78	.66	December 31, 2012

In addition, the Manager has contractually agreed to limit Class P expenses other than management and investment advisory fees and, if necessary, pay expenses normally payable by the Fund, excluding interest expense. The limits are expressed as a percentage of average daily net assets attributable to each class of shares on an annualized basis during the reporting period. The limits are as follows:

                                                           Period from September 1, 2011 through February 29, 2012

	Class P	Expiration
Diversified Real Asset Fund	.20%	December 31, 2012
Global Multi-Strategy Fund	.20	December 31, 2012
Preferred Securities Fund	.20	February 28, 2013
Small-MidCap Dividend Income Fund	.20	February 28, 2013

The Manager has voluntarily agreed to limit the expenses (excluding interest the Fund incurs in connection with investments they make and acquired fund fees and expenses) attributable to Institutional class shares of Preferred Securities Fund. The expense limit will maintain a total level of operating expenses (expressed as a percentage of average net assets on an annualized basis) not to exceed .76%. The expense limit may be terminated at any time.

NOTES TO FINANCIAL STATEMENTS
PRINCIPAL FUNDS,INC.
February 29, 2012 (unaudited)

5. Management Agreement and Transactions with Affiliates (Continued)

Distribution Fees. The Class A, Class C, Class J, R-1, R-2, R-3 and R-4 classes of shares of the Funds bear distribution fees. The fee is computed at an annual rate of the average daily net assets attributable to each class of each of the Funds. Distribution fees are paid to Principal Funds Distributor, Inc., the principal distributor of the Funds. A portion of the distribution fees may be paid to other selling dealers for providing certain services. The annual rates are .25%, 1.00%, .45%, .35%, .30%, .25%, and .10% for Class A, Class C, Class J, R-1, R-2, R-3, and R-4 classes of shares, respectively.

Principal Funds Distributor, Inc. has contractually agreed to limit the distribution fees attributable to Class J shares. The limit will maintain the level of distribution fees not to exceed .25% for Class J shares. Prior to January 1, 2012, the limit was a voluntary limit of .30%.

Sales Charges. Principal Funds Distributor, Inc. as the principal distributor, receives proceeds of any CDSC on certain Class A, Class C, and Class J share redemptions. The charge for Class A shares is 1.00% of the lesser of current market value or the cost of shares redeemed within 12 months of purchase that were originally sold without a sales charge. The charge for Class C shares is 1.00% of the lesser of current market value or the cost of shares redeemed within 12 months of purchase. The charge for Class J shares is 1.00% of the lesser of current market value or the cost of shares redeemed within 18 months of purchase. Principal Funds Distributor, Inc. also retains sales charges on sales of Class A shares based on declining rates which begin at 3.75% for Diversified Real Asset Fund, Global Multi-Strategy Fund and Preferred Securities Fund, and 5.50% for Small-MidCap Dividend Income Fund. The aggregate amounts of these charges retained by Principal Funds Distributor, Inc. for the period ended February 29, 2012, were as follows (in thousands):

	Class A	Class C	Class J
Bond Market Index Fund	N/A	N/A	$2
Diversified Real Asset Fund	$51	$17	N/A
Global Multi-Strategy	5	N/A	N/A
Preferred Securities Fund	237	64	2
Small-MidCap Divided Income Fund	19	N/A	N/A

Affiliated Ownership. At August 31, 2011, Principal Life Insurance Company (an affiliate of the Manager), Princor Financial Services Corporation, Collective Investment Trusts sponsored by Principal Trust Company, and benefit plans and separate accounts sponsored on behalf of Principal Life Insurance Company owned shares of the Funds as follows (amounts in thousands):

	Class A	Class P	Institutional	R-1	R-2
Bond Market Index Fund	N/A	N/A	19,826	—	—
Diversified Real Asset Fund	—	—	12,617	N/A	N/A
Global Multi-Strategy Fund	—	1	—	N/A	N/A
International Equity Index Fund	N/A	N/A	6,766	1	1
Preferred Securities Fund	—	—	6,636	—	—
Small-MidCap Dividend Income Fund	1	—	—	N/A	N/A

Affiliated Brokerage Commissions. With respect to Preferred Securities Fund, $89,000 of brokerage commission was paid to Spectrum Asset Management, Inc., a member of the Principal Financial Group. The other Funds did not pay brokerage commissions to any member of the Principal Financial Group during the period ended February 29, 2012.

6. Investment Transactions

For the period ended February 29, 2012, the cost of investment securities purchased and proceeds from investment securities sold (not including short-term investments and U.S. government securities) by the Funds were as follows (amounts shown in thousands):

			Covers on
			Securities	Securities
	Purchases	Sales	Sold Short	Sold Short
Bond Market Index Fund	$413,396	$251,070	$2,375	$2,369
Diversified Real Asset Fund	511,815	371,599	—	—
Global Multi-Strategy Fund	401,408	120,001	67,160	173,964
International Equity Index Fund	198,182	115,889	—	—
Preferred Securities Fund	380,959	215,115	—	—
Small-MidCap Dividend Income Fund	39,285	28,335	—	—

NOTES TO FINANCIAL STATEMENTS
PRINCIPAL FUNDS,INC.
February 29, 2012 (unaudited)

7. Federal Tax Information

For the period ended February 29, 2012, the cost of U.S. government securities purchased and proceeds from U.S. government securities sold (not including short-term investments) by the Funds were as follows (amounts shown in thousands):

			Securities
	Purchases	Sales	Sold Short
Bond Market Index Fund	$465,029	$319,462	$—
Diversified Real Asset Fund	302,272	245,972	—
Global Multi-Strategy Fund	42,293	29,454	7,845

Distributions to Shareholders. The federal income tax character of distributions paid for the periods ended February 29, 2012, and August 31, 2011 were as follows (amounts in thousands):

				Long-Term
	Ordinary Income			Capital Gain
	2011	2010		2011	2010	*
Bond Market Index Fund	$27,359	$14,706	$	– $	105
Diversified Real Asset Fund	9,919	2,764		15,395	76
International Equity Index Fund	14,666	7,368		230	150
Preferred Securities Fund	105,716	192,240		11,597	11,262
Small-MidCap Dividend Income Fund	5,504	–		–	–

*The funds designate these distributions as long-term capital gain dividends per IRC Sec. 852(b)(3)(C).

For U.S. federal income tax purposes, short-term capital gain distributions are considered ordinary income distributions.

Distributable Earnings. As of August 31, 2011, the components of distributable earnings on a federal tax basis were as follows

(amounts in thousands):
	Undistributed	Undistributed
	Ordinary Income	Long-Term Capital Gains
Bond Market Index Fund	$16,732	$—
Diversified Real Asset Fund	8,968	14,921
International Equity Index Fund	10,549	197
Preferred Securities Fund	2,840	11,588
Small-MidCap Dividend Income Fund	1,589	—

Distributable earnings reflect certain limitations imposed by Sections 381-384 of the Internal Revenue Code.

Capital Loss Carryforwards. Capital loss carryforwards are losses that can be used to offset future capital gains of the Funds. At August 31, 2011, the Funds had approximate net capital loss carryforwards as follows (amounts in thousands):

	Net Capital Loss Carryforward
	Expiring In:
				No		Annual
	2015	2016	2017	Expiration	Total	Limitations*
Bond Market Index Fund	$4,159	$6,304	$1,805	$–	$12,268	$1,805
Preferred Securities Fund	–	51,579	61,538	–	113,117	61,132
Small-MidCap Dividend Income Fund	–	–	–	1,019	1,019	–

* In accordance with Sections 381-384 of the Internal Revenue Code, a portion of certain Fund's losses have been subjected to an annual limitation.

As of August 31, 2011, Bond Market Index Fund and Preferred Securities Fund utilized $365,000 and $58,213,000 of capital loss carryforward, respectively.

With respect to Small-MidCap Dividend Income Fund, capital losses generated during the fiscal year ending August 31, 2011 will be subject to the provisions of the Regulated Investment Company Modernization Act of 2010. With respect to all of the other Funds, capital losses generated during the fiscal year ending August 31, 2012 will be subject to the provisions of the Regulated Investment Company Modernization Act of 2010. Effective for taxable years beginning after the enactment date of the Act, if capital losses are not reduced by capital gains during the fiscal year, the losses will be carried forward with no expiration and with the short-term or long-term character of the loss retained. Capital loss carryforwards generated in future years must be fully utilized before those capital loss carryforwards listed with noted expiration dates in the table above.

NOTES TO FINANCIAL STATEMENTS
PRINCIPAL FUNDS,INC.
February 29, 2012 (unaudited)

7. Federal Tax Information (Continued)

Post-October Losses. Post-October losses are certain capital and foreign currency losses which occur during the portion of a regulated investment company’s taxable year subsequent to October 31. These losses have been deferred until the first day of the next taxable year. At August 31, 2011, the Funds had approximate post-October losses as follows (amounts in thousands):

Bond Market Index Fund	$822
Diversified Real Asset Fund	91
International Equity Index Fund	7

Reclassification of Capital Accounts. The Funds may record reclassifications in their capital accounts. These reclassifications have no impact on the total net assets of the Funds. The reclassifications are a result of permanent differences between GAAP and tax accounting. Adjustments are made to reflect the impact these items have on current and future distributions to shareholders. Therefore, the source of the Funds’ distributions may be shown in the accompanying Statement of Changes in Net Assets as from net investment income, from net realized gains on investments or from capital depending on the type of book and tax differences that exist. For the periods ended August 31, 2011, the Funds recorded reclassifications as follows (amounts in thousands):

	Accumulated
	Undistributed Net	Accumulated Net Realized
	Investment Income	Gain on Investments
Bond Market Index Fund	$2,823	$(2,823)
Diversified Real Asset Fund	(169)	169
International Equity Index Fund	89	(89)
Preferred Securities Fund	780	(780)
Small-MidCap Dividend Income Fund	(14)	14

     Schedule of Investments Bond Market Index Fund February 29, 2012 (unaudited)

		Principal						Principal
BONDS	- 32.55%	Amount (000's)	Value	(000	's)		BONDS (continued)	Amount (000's)	Value	(000	's)

	Aerospace & Defense - 0.27%					Banks	- 4.93%
	Boeing Co/The						Abbey National Treasury Services
	3.75%, 11/20/2016	$200		$222			PLC/London
	General Dynamics Corp						2.88%, 4/25/2014	$200		$199
	4.25%, 5/15/2013	100		105			Bank of America Corp
	L-3 Communications Corp						3.63%, 3/17/2016	700		693
	4.95%, 2/15/2021	300		314			3.70%, 9/1/2015	515		514
	Lockheed Martin Corp						4.50%, 4/1/2015	150		152
	3.35%, 9/15/2021	400		410			4.75%, 8/15/2013	300		309
	5.50%, 11/15/2039	70		80			4.75%, 8/1/2015	100		103
	5.72%, 6/1/2040	100		118			4.90%, 5/1/2013	500		514
	Northrop Grumman Corp						5.42%, 3/15/2017	150		150
	3.50%, 3/15/2021	300		305			5.63%, 7/1/2020	700		726
	Raytheon Co						5.65%, 5/1/2018	500		519
	3.13%, 10/15/2020	300		311			6.00%, 9/1/2017	340		359
	4.88%, 10/15/2040	600		669			6.50%, 8/1/2016	350		378
	United Technologies Corp						7.38%, 5/15/2014	400		432
	4.50%, 4/15/2020	290		336			7.63%, 6/1/2019	400		452
	5.38%, 12/15/2017	400		483			Bank of New York Mellon Corp/The
	5.70%, 4/15/2040	200		257			3.55%, 9/23/2021	200		208
	6.13%, 7/15/2038	70		93			5.13%, 8/27/2013	400		426
				$3,703			5.50%, 12/1/2017	125		142
							Bank of Nova Scotia
	Agriculture - 0.31%						1.85%, 1/12/2015	200		204
	Altria Group Inc						2.38%, 12/17/2013	200		206
	4.13%, 9/11/2015	140		153			2.90%, 3/29/2016	400		419
	9.25%, 8/6/2019	50		68			Barclays Bank PLC
	9.70%, 11/10/2018	300		408			2.38%, 1/13/2014	600		601
	9.95%, 11/10/2038	295		461			2.75%, 2/23/2015	500		503
	10.20%, 2/6/2039	40		64			5.00%, 9/22/2016	160		172
	Archer-Daniels-Midland Co						5.13%, 1/8/2020	100		106
	4.48%, 3/1/2021(a)	500		571
							5.14%, 10/14/2020	400		385
	5.38%, 9/15/2035	200		232			6.75%, 5/22/2019	300		345
	Bunge Ltd Finance Corp						BB&T Capital Trust II
	4.10%, 3/15/2016	300		313			6.75%, 6/7/2036	200		201
	Lorillard Tobacco Co						BB&T Corp
	8.13%, 6/23/2019	140		175			3.38%, 9/25/2013	100		104
	8.13%, 5/1/2040	100		123			3.95%, 4/29/2016	115		125
	Philip Morris International Inc						5.20%, 12/23/2015	100		110
	2.90%, 11/15/2021	200		202			6.85%, 4/30/2019	70		86
	4.38%, 11/15/2041	200		207			BNP Paribas SA
	4.50%, 3/26/2020	510		577			3.25%, 3/11/2015	300		304
	5.65%, 5/16/2018	100		120			5.00%, 1/15/2021	300		307
	6.88%, 3/17/2014	150		169			Canadian Imperial Bank of
	Reynolds American Inc						Commerce/Canada
	7.63%, 6/1/2016	350		422			2.35%, 12/11/2015	200		204
				$4,265			Capital One Capital V
	Airlines - 0.04%						10.25%, 8/15/2039	60		63
	Continental Airlines 2010-A						Capital One Capital VI
	4.75%, 1/12/2021	196		206			8.88%, 5/15/2040	20		21
	Delta Air Lines 2007-1 Class A Pass Through						Capital One Financial Corp
	Trust						5.50%, 6/1/2015	200		216
	6.82%, 8/10/2022	366		401			6.75%, 9/15/2017	300		349
				$607			China Development Bank Corp
							5.00%, 10/15/2015	100		109
	Automobile Asset Backed Securities - 0.04%						Citigroup Inc
	Ford Credit Auto Owner Trust						2.65%, 3/2/2015	500		500
	1.35%, 12/15/2016(a)	500		506			3.95%, 6/15/2016	300		310
							4.45%, 1/10/2017	600		633
	Automobile Manufacturers - 0.04%						4.59%, 12/15/2015	300		318
	Daimler Finance North America LLC						5.00%, 9/15/2014	400		416
	8.50%, 1/18/2031	400		594			5.50%, 4/11/2013	500		519
							6.00%, 10/31/2033	60		60
							6.01%, 1/15/2015	100		109
	Automobile Parts & Equipment - 0.04%						6.13%, 11/21/2017	500		560
	Johnson Controls Inc						6.13%, 5/15/2018	500		558
	3.75%, 12/1/2021	300		317			6.13%, 8/25/2036	200		197
	5.00%, 3/30/2020	250		286			6.38%, 8/12/2014	460		499
				$603			6.50%, 8/19/2013	350		371
							6.63%, 6/15/2032	50		53

See accompanying notes.

Schedule of Investments
Bond Market Index Fund
February 29, 2012 (unaudited)

	Principal						Principal
BONDS (continued)	Amount (000's)	Value	(000	's)	BONDS (continued)		Amount (000's)	Value	(000	's)

Banks (continued)					Banks (continued)
Citigroup Inc (continued)					JP Morgan Chase & Co	(continued)
6.88%, 3/5/2038	$100		$117		5.25%, 5/1/2015		$345		$373
8.13%, 7/15/2039	500		653		5.60%, 7/15/2041		100		111
8.50%, 5/22/2019	500		620		6.30%, 4/23/2019		100		118
Cooperatieve Centrale Raiffeisen-					6.40%, 5/15/2038		100		120
Boerenleenbank BA/Netherlands					JP Morgan Chase Bank NA
4.50%, 1/11/2021	200		210		6.00%, 10/1/2017		410		460
Cooperatieve Centrale Raiffeisen-					JP Morgan Chase Capital XXV
Boerenleenbank BA/Utrect					6.80%, 10/1/2037		360		364
3.38%, 1/19/2017	500		515		KeyBank NA/Cleveland OH
3.88%, 2/8/2022	500		499		5.80%, 7/1/2014		50		54
Credit Suisse/New York NY					KeyCorp
2.20%, 1/14/2014	250		252		3.75%, 8/13/2015		310		327
3.50%, 3/23/2015	300		311		5.10%, 3/24/2021		400		435
5.00%, 5/15/2013	170		177		KFW
5.30%, 8/13/2019	100		107		1.25%, 2/15/2017		500		496
5.40%, 1/14/2020	425		427		1.38%, 7/15/2013		300		303
5.50%, 5/1/2014	660		706		1.38%, 1/13/2014		800		811
Deutsche Bank AG/London					2.63%, 3/3/2015		300		315
3.45%, 3/30/2015	305		315		2.63%, 2/16/2016		300		316
6.00%, 9/1/2017	560		641		2.75%, 10/21/2014		550		579
Discover Bank/Greenwood DE					2.75%, 9/8/2020		500		516
7.00%, 4/15/2020	100		113		3.25%, 3/15/2013		600		617
8.70%, 11/18/2019	250		301		3.50%, 3/10/2014		500		527
Export-Import Bank of Korea					4.00%, 10/15/2013		300		316
5.00%, 4/11/2022	400		420		4.00%, 1/27/2020		380		430
5.88%, 1/14/2015	90		97		4.13%, 10/15/2014		300		323
8.13%, 1/21/2014	450		496		4.38%, 3/15/2018		370		425
Fifth Third Bancorp					4.50%, 7/16/2018		400		465
5.45%, 1/15/2017	200		218		4.88%, 6/17/2019		1,100		1,309
6.25%, 5/1/2013	270		285		5.13%, 3/14/2016		300		347
Goldman Sachs Group Inc/The					Korea Development Bank/The
3.63%, 2/7/2016	500		502		4.00%, 9/9/2016		400		413
4.75%, 7/15/2013	275		285		Landwirtschaftliche Rentenbank
5.15%, 1/15/2014	150		158		3.13%, 7/15/2015		400		426
5.25%, 10/15/2013	275		288		4.13%, 7/15/2013		600		627
5.25%, 7/27/2021	400		401		5.00%, 11/8/2016		400		464
5.38%, 3/15/2020	500		512		Lloyds TSB Bank PLC
5.50%, 11/15/2014	500		537		6.38%, 1/21/2021		200		217
5.63%, 1/15/2017	200		211		Mellon Funding Corp
5.75%, 1/24/2022	500		522		5.00%, 12/1/2014		300		326
6.00%, 5/1/2014	400		430		Morgan Stanley
6.13%, 2/15/2033	50		50		4.10%, 1/26/2015		250		250
6.15%, 4/1/2018	550		596		4.20%, 11/20/2014		150		151
6.25%, 2/1/2041	500		516		4.75%, 4/1/2014		760		769
6.45%, 5/1/2036	200		193		5.30%, 3/1/2013		50		51
6.75%, 10/1/2037	480		481		5.45%, 1/9/2017		200		206
HSBC Bank USA NA					5.50%, 1/26/2020		160		157
4.88%, 8/24/2020	250		252		5.55%, 4/27/2017		200		205
HSBC Bank USA NA/New York NY					5.63%, 9/23/2019		860		860
5.88%, 11/1/2034	250		258		5.75%, 1/25/2021		300		297
HSBC Holdings PLC					6.00%, 5/13/2014		350		367
6.10%, 1/14/2042	600		715		6.00%, 4/28/2015		640		674
6.50%, 5/2/2036	60		66		6.25%, 8/28/2017		270		283
6.50%, 9/15/2037	350		386		6.63%, 4/1/2018		220		233
HSBC USA Inc					7.25%, 4/1/2032		60		67
2.38%, 2/13/2015	500		507		7.30%, 5/13/2019		330		356
JP Morgan Chase & Co					Oesterreichische Kontrollbank AG
2.05%, 1/24/2014	200		204		1.75%, 3/11/2013		400		403
2.13%, 12/26/2012	500		508		2.00%, 6/3/2016		500		499
2.60%, 1/15/2016	300		303		PNC Funding Corp
3.45%, 3/1/2016	300		312		4.38%, 8/11/2020		200		221
3.70%, 1/20/2015	800		849		5.13%, 2/8/2020		100		115
4.40%, 7/22/2020	630		660		5.63%, 2/1/2017		400		444
4.50%, 1/24/2022	500		531		6.70%, 6/10/2019		100		124
4.63%, 5/10/2021	300		319		Royal Bank of Canada
4.65%, 6/1/2014	300		322		2.10%, 7/29/2013		100		102
4.95%, 3/25/2020	225		244		2.63%, 12/15/2015		200		210
5.13%, 9/15/2014	350		375		2.88%, 4/19/2016		200		210

See accompanying notes.

Schedule of Investments
Bond Market Index Fund
February 29, 2012 (unaudited)

	Principal						Principal
BONDS (continued)	Amount (000's)	Value	(000	's)	BONDS (continued)		Amount (000's)	Value	(000	's)

Banks (continued)					Beverages (continued)
Royal Bank of Scotland Group PLC					Coca-Cola Enterprises Inc	(continued)
6.40%, 10/21/2019	$60		$63		3.50%, 9/15/2020		$200		$206
Royal Bank of Scotland PLC/The					Diageo Capital PLC
3.40%, 8/23/2013	405		411		4.83%, 7/15/2020		200		231
3.95%, 9/21/2015	200		201		Diageo Finance BV
5.63%, 8/24/2020	650		677		3.25%, 1/15/2015		160		170
State Street Corp					5.50%, 4/1/2013		500		527
5.38%, 4/30/2017	72		82		Dr Pepper Snapple Group Inc
SunTrust Bank/Atlanta GA					2.60%, 1/15/2019		300		302
5.00%, 9/1/2015	14		15		PepsiAmericas Inc
SunTrust Banks Inc					4.88%, 1/15/2015		100		111
3.60%, 4/15/2016	400		415		PepsiCo Inc/NC
Toronto-Dominion Bank/The					0.88%, 10/25/2013		200		201
1.38%, 7/14/2014	200		203		2.50%, 5/10/2016		200		211
UBS AG/Stamford CT					3.10%, 1/15/2015		90		96
2.25%, 8/12/2013	200		201		3.13%, 11/1/2020		500		523
3.88%, 1/15/2015	520		539		4.50%, 1/15/2020		200		230
5.88%, 12/20/2017	400		444		5.50%, 1/15/2040		200		248
Union Bank NA					7.90%, 11/1/2018		218		297
5.95%, 5/11/2016	300		324						$8,559
US Bancorp
1.13%, 10/30/2013	100		101		Biotechnology - 0.19%
2.45%, 7/27/2015	400		417		Amgen Inc
4.13%, 5/24/2021	300		330		1.88%, 11/15/2014		300		307
US Bank NA/Cincinnati OH					4.10%, 6/15/2021		200		211
6.30%, 2/4/2014	100		110		5.15%, 11/15/2041		300		314
Wachovia Bank NA					5.70%, 2/1/2019		50		58
6.00%, 11/15/2017	600		690		5.75%, 3/15/2040		100		112
6.60%, 1/15/2038	550		669		5.85%, 6/1/2017		310		365
Wachovia Corp					6.40%, 2/1/2039		50		60
4.88%, 2/15/2014	200		211		6.90%, 6/1/2038		350		445
5.25%, 8/1/2014	200		216		Celgene Corp
5.50%, 5/1/2013	100		105		2.45%, 10/15/2015		200		205
5.75%, 2/1/2018	700		812		Genentech Inc
Wells Fargo & Co					4.75%, 7/15/2015		150		167
3.63%, 4/15/2015	445		477		Gilead Sciences Inc
3.68%, 6/15/2016(a)	300		321		4.40%, 12/1/2021		300		320
3.75%, 10/1/2014	600		640						$2,564
4.60%, 4/1/2021	400		441		Chemicals - 0.39%
Westpac Banking Corp					Airgas Inc
3.00%, 8/4/2015	120		124		2.95%, 6/15/2016		300		311
3.00%, 12/9/2015	300		311		Dow Chemical Co/The
4.20%, 2/27/2015	420		449		2.50%, 2/15/2016		300		309
4.88%, 11/19/2019	100		107		4.13%, 11/15/2021		200		213
			$66,782		5.90%, 2/15/2015		195		220
Beverages - 0.63%					7.60%, 5/15/2014		300		341
Anheuser-Busch Cos LLC					8.55%, 5/15/2019		63		84
5.50%, 1/15/2018	350		414		9.40%, 5/15/2039		200		321
Anheuser-Busch InBev Worldwide Inc					Eastman Chemical Co
2.50%, 3/26/2013	75		77		3.00%, 12/15/2015		200		206
4.13%, 1/15/2015	60		65		4.50%, 1/15/2021		200		211
5.00%, 4/15/2020	150		176		Ecolab Inc
5.38%, 11/15/2014	600		671		4.35%, 12/8/2021		400		439
5.38%, 1/15/2020	265		316		5.50%, 12/8/2041		300		354
6.38%, 1/15/2040	200		276		EI du Pont de Nemours & Co
6.88%, 11/15/2019	200		259		1.75%, 3/25/2014		300		307
7.75%, 1/15/2019	500		658		2.75%, 4/1/2016		300		318
8.20%, 1/15/2039	200		314		3.25%, 1/15/2015		300		321
Beam Inc					4.25%, 4/1/2021		300		344
5.38%, 1/15/2016	10		11		4.63%, 1/15/2020		100		116
Bottling Group LLC					Potash Corp of Saskatchewan Inc
6.95%, 3/15/2014	100		113		4.88%, 3/30/2020		200		231
Coca-Cola Co/The					5.25%, 5/15/2014		100		110
0.75%, 11/15/2013	500		503		PPG Industries Inc
1.50%, 11/15/2015	300		308		3.60%, 11/15/2020		200		210
1.80%, 9/1/2016	300		308		Praxair Inc
3.15%, 11/15/2020	500		532		5.38%, 11/1/2016		200		234
Coca-Cola Enterprises Inc
2.13%, 9/15/2015	200		205

See accompanying notes.

Schedule of Investments
Bond Market Index Fund
February 29, 2012 (unaudited)

	Principal				Principal
BONDS (continued)	Amount (000's)	Value (000	's)	BONDS (continued)	Amount (000's)	Value (000	's)

Chemicals (continued)				Diversified Financial Services (continued)
Sherwin-Williams Co/The				American Express Credit Corp
3.13%, 12/15/2014	$45	$47		5.13%, 8/25/2014	$250	$274
		$5,247		Bear Stearns Cos LLC/The
				5.55%, 1/22/2017	200	218
Commercial Services - 0.05%				6.40%, 10/2/2017	499	580
Board of Trustees of The Leland Stanford				7.25%, 2/1/2018	560	677
Junior University/The				BlackRock Inc
3.63%, 5/1/2014	300	320		3.50%, 12/10/2014	150	161
Western Union Co/The				5.00%, 12/10/2019	100	114
5.25%, 4/1/2020	100	113		Boeing Capital Corp
6.50%, 2/26/2014	70	77		4.70%, 10/27/2019	130	151
Yale University				Capital One Bank USA NA
2.90%, 10/15/2014	100	106		6.50%, 6/13/2013	370	389
		$616		8.80%, 7/15/2019	600	733
Computers - 0.43%				Caterpillar Financial Services Corp
Affiliated Computer Services Inc				2.65%, 4/1/2016	300	315
5.20%, 6/1/2015	200	216		4.90%, 8/15/2013	200	212
Computer Sciences Corp				6.13%, 2/17/2014	200	221
6.50%, 3/15/2018	400	426		7.15%, 2/15/2019	440	571
Dell Inc				Charles Schwab Corp/The
5.63%, 4/15/2014	100	110		4.95%, 6/1/2014	100	109
7.10%, 4/15/2028	200	254		Citigroup Capital XXI
Hewlett-Packard Co				8.30%, 12/21/2057	200	206
1.25%, 9/13/2013	200	201		Countrywide Financial Corp
2.13%, 9/13/2015	300	305		6.25%, 5/15/2016	220	221
3.00%, 9/15/2016	500	522		Credit Suisse USA Inc
4.65%, 12/9/2021	400	431		5.50%, 8/15/2013	200	210
6.00%, 9/15/2041	600	695		5.85%, 8/16/2016	400	448
6.13%, 3/1/2014	260	284		Franklin Resources Inc
International Business Machines Corp				3.13%, 5/20/2015	200	210
1.00%, 8/5/2013	150	151		General Electric Capital Corp
2.00%, 1/5/2016	200	206		2.10%, 1/7/2014	300	306
5.60%, 11/30/2039	360	462		2.13%, 12/21/2012	250	254
5.70%, 9/14/2017	700	851		2.63%, 12/28/2012	700	714
6.22%, 8/1/2027	200	262		3.50%, 6/29/2015	300	320
6.50%, 10/15/2013	300	329		3.75%, 11/14/2014	800	855
7.63%, 10/15/2018	100	135		4.63%, 1/7/2021	300	326
		$5,840		4.80%, 5/1/2013	300	313
				5.30%, 2/11/2021	1,200	1,322
Consumer Products - 0.09%				5.38%, 10/20/2016	600	691
Avery Dennison Corp				5.50%, 6/4/2014	200	218
5.38%, 4/15/2020	100	104		5.50%, 1/8/2020	370	422
Kimberly-Clark Corp				5.63%, 9/15/2017	600	692
2.40%, 3/1/2022	1,000	984		5.88%, 1/14/2038	535	598
7.50%, 11/1/2018	70	93		6.00%, 8/7/2019	205	239
		$1,181		6.15%, 8/7/2037	215	243
Cosmetics & Personal Care - 0.23%				6.75%, 3/15/2032	315	383
Colgate-Palmolive Co				6.88%, 1/10/2039	280	346
2.95%, 11/1/2020	600	627		Goldman Sachs Capital I
Procter & Gamble Co/The				6.35%, 2/15/2034	210	197
0.70%, 8/15/2014	200	201		HSBC Finance Capital Trust IX
2.30%, 2/6/2022	1,600	1,578		5.91%, 11/30/2035	125	112
4.70%, 2/15/2019	300	354		HSBC Finance Corp
4.85%, 12/15/2015	100	115		5.50%, 1/19/2016	300	323
5.55%, 3/5/2037	200	259		6.68%, 1/15/2021	385	412
		$3,134		Jefferies Group Inc
				6.88%, 4/15/2021	105	103
Credit Card Asset Backed Securities - 0.08%				8.50%, 7/15/2019	50	54
Chase Issuance Trust				John Deere Capital Corp
4.65%, 3/15/2015	750	783		1.88%, 6/17/2013	200	203
Citibank Credit Card Issuance Trust				2.25%, 6/7/2016	300	313
5.30%, 3/15/2018	300	349		JP Morgan Chase Capital XXVII
		$1,132		7.00%, 11/1/2039	200	204
				Merrill Lynch & Co Inc
Diversified Financial Services - 1.85%				5.30%, 9/30/2015	100	104
American Express Co				5.45%, 7/15/2014	100	104
4.88%, 7/15/2013	800	841		5.70%, 5/2/2017	200	200
6.15%, 8/28/2017	500	589		6.05%, 5/16/2016	560	578
7.00%, 3/19/2018	210	259		6.11%, 1/29/2037	200	191
8.15%, 3/19/2038	100	148

See accompanying notes.

Schedule of Investments
Bond Market Index Fund
February 29, 2012 (unaudited)

		Principal					Principal
BONDS (continued)		Amount (000's)	Value	(000	's)	BONDS (continued)	Amount (000's)	Value	(000	's)

Diversified Financial Services (continued)						Electric (continued)
Merrill Lynch & Co Inc	(continued)					Entergy Corp
6.88%, 4/25/2018		$100		$109		5.13%, 9/15/2020	$347		$358
7.75%, 5/14/2038		350		378		Exelon Corp
MUFG Capital Finance 1 Ltd						4.90%, 6/15/2015	150		163
6.35%, 7/29/2049(a)		400		422		Exelon Generation Co LLC
NASDAQ OMX Group Inc/The						5.20%, 10/1/2019	400		450
4.00%, 1/15/2015		200		208		6.25%, 10/1/2039	60		73
National Rural Utilities Cooperative Finance						FirstEnergy Corp
Corp						7.38%, 11/15/2031	500		638
3.05%, 2/15/2022		400		403		FirstEnergy Solutions Corp
3.88%, 9/16/2015		500		546		6.05%, 8/15/2021	60		68
10.38%, 11/1/2018		70		102		6.80%, 8/15/2039	395		462
Nomura Holdings Inc						Florida Power & Light Co
6.70%, 3/4/2020		505		547		5.13%, 6/1/2041	200		239
ORIX Corp						5.63%, 4/1/2034	100		124
4.71%, 4/27/2015		470		497		5.69%, 3/1/2040	190		244
Private Export Funding Corp						Florida Power Corp
3.05%, 10/15/2014		100		106		4.55%, 4/1/2020	300		341
3.55%, 4/15/2013		100		104		5.65%, 4/1/2040	100		126
SLM Corp						6.40%, 6/15/2038	260		354
5.00%, 10/1/2013		330		338		Georgia Power Co
8.00%, 3/25/2020		100		110		3.00%, 4/15/2016	300		319
8.45%, 6/15/2018		600		672		4.25%, 12/1/2019	300		334
Toyota Motor Credit Corp						6.00%, 9/1/2040	100		101
1.38%, 8/12/2013		500		506		Great Plains Energy Inc
2.05%, 1/12/2017		300		306		4.85%, 6/1/2021	300		321
3.20%, 6/17/2015		150		160		Hydro Quebec
3.30%, 1/12/2022		300		305		8.05%, 7/7/2024	400		590
				$25,016		LG&E and KU Energy LLC
						3.75%, 11/15/2020	300		305
Electric - 1.54%						Louisville Gas & Electric Co
Appalachian Power Co						5.13%, 11/15/2040	200		233
6.70%, 8/15/2037		300		391		MidAmerican Energy Holdings Co
7.00%, 4/1/2038		80		109		6.13%, 4/1/2036	110		136
Arizona Public Service Co						Nevada Power Co
4.50%, 4/1/2042		300		307		6.50%, 5/15/2018	300		367
Baltimore Gas & Electric Co						7.13%, 3/15/2019	50		63
5.90%, 10/1/2016		270		313		NextEra Energy Capital Holdings Inc
CenterPoint Energy Houston Electric LLC						2.55%, 11/15/2013	95		96
7.00%, 3/1/2014		130		145		4.50%, 6/1/2021	200		215
Commonwealth Edison Co						Nisource Finance Corp
1.63%, 1/15/2014		300		305		5.25%, 9/15/2017	275		306
4.00%, 8/1/2020		40		44		5.40%, 7/15/2014	185		202
5.80%, 3/15/2018		50		59		5.95%, 6/15/2041	100		113
Consolidated Edison Co of New York Inc						6.40%, 3/15/2018	60		71
5.85%, 3/15/2036		200		250		Northern States Power Co/MN
6.75%, 4/1/2038		100		141		5.25%, 3/1/2018	160		189
Constellation Energy Group Inc						5.35%, 11/1/2039	320		393
4.55%, 6/15/2015		60		65		Ohio Power Co
Consumers Energy Co						6.00%, 6/1/2016	318		366
5.50%, 8/15/2016		285		328		Oncor Electric Delivery Co LLC
Detroit Edison Co/The						5.25%, 9/30/2040	200		222
3.45%, 10/1/2020		20		21		6.80%, 9/1/2018	80		98
Dominion Resources Inc/VA						Pacific Gas & Electric Co
1.80%, 3/15/2014		300		307		3.50%, 10/1/2020	100		105
4.90%, 8/1/2041		300		334		6.05%, 3/1/2034	400		501
5.15%, 7/15/2015		200		225		PacifiCorp
8.88%, 1/15/2019		100		135		5.65%, 7/15/2018	275		331
Duke Energy Carolinas LLC						6.25%, 10/15/2037	360		478
5.30%, 10/1/2015		600		689		PG&E Corp
5.30%, 2/15/2040		50		61		5.75%, 4/1/2014	400		437
Duke Energy Corp						PPL Energy Supply LLC
3.35%, 4/1/2015		300		320		5.70%, 10/15/2035	180		198
3.95%, 9/15/2014		25		27		Progress Energy Inc
Duke Energy Indiana Inc						7.75%, 3/1/2031	30		42
3.75%, 7/15/2020		145		156		PSEG Power LLC
6.12%, 10/15/2035		300		352		2.75%, 9/15/2016	300		305
Entergy Arkansas Inc						Public Service Co of New Mexico
3.75%, 2/15/2021		100		103		7.95%, 5/15/2018	600		721

See accompanying notes.

     Schedule of Investments Bond Market Index Fund February 29, 2012 (unaudited)

	Principal						Principal
BONDS (continued)	Amount (000's)	Value	(000	's)		BONDS (continued)	Amount (000's)	Value	(000	's)

Electric (continued)						Finance - Mortgage Loan/Banker (continued)
Public Service Electric & Gas Co						Fannie Mae (continued)
3.50%, 8/15/2020	$285		$298			0.60%, 3/6/2014	$500		$500
Puget Sound Energy Inc						0.75%, 12/18/2013	500		504
4.43%, 11/15/2041	300		312			0.75%, 12/19/2014	1,000		1,007
5.80%, 3/15/2040	200		247			0.80%, 10/17/2014	500		500
San Diego Gas & Electric Co						0.85%, 9/12/2014	500		500
5.35%, 5/15/2040	330		413			0.85%, 10/24/2014	500		501
South Carolina Electric & Gas Co						0.88%, 8/28/2014	500		506
5.45%, 2/1/2041	300		358			1.00%, 9/20/2013	200		200
Southern California Edison Co						1.00%, 9/23/2013	1,600		1,616
5.50%, 3/15/2040	400		502			1.00%, 6/27/2014	250		250
5.95%, 2/1/2038	30		39			1.00%, 11/7/2014	500		501
Southwestern Electric Power Co						1.10%, 4/24/2015	600		602
6.20%, 3/15/2040	200		245			1.13%, 6/27/2014	700		712
6.45%, 1/15/2019	100		119			1.25%, 8/20/2013	1,400		1,418
Toledo Edison Co/The						1.25%, 2/27/2014	1,000		1,019
7.25%, 5/1/2020	300		377			1.25%, 9/28/2016	1,250		1,268
TransAlta Corp						1.25%, 1/30/2017	750		759
6.50%, 3/15/2040	100		109			1.38%, 10/19/2016	750		752
Union Electric Co						1.45%, 10/3/2016	500		502
6.40%, 6/15/2017	300		361			1.50%, 6/26/2013	200		203
Virginia Electric and Power Co						1.50%, 3/28/2014	500		500
6.00%, 5/15/2037	300		387			1.63%, 10/26/2015	1,000		1,033
8.88%, 11/15/2038	40		66			1.75%, 5/7/2013	250		254
			$20,818			2.38%, 7/28/2015	400		424
						2.38%, 4/11/2016	700		745
Electrical Components & Equipment - 0.01%						2.50%, 5/15/2014	200		209
Emerson Electric Co						2.63%, 11/20/2014	500		528
4.88%, 10/15/2019	100		116			2.75%, 2/5/2014	500		523
						2.75%, 3/13/2014	1,000		1,049
Electronics - 0.08%						2.88%, 12/11/2013	280		293
Agilent Technologies Inc						3.00%, 9/16/2014	800		850
6.50%, 11/1/2017	60		72			3.25%, 4/9/2013	200		207
Honeywell International Inc						3.88%, 7/12/2013	250		262
5.38%, 3/1/2041	300		371			4.38%, 3/15/2013	250		261
5.70%, 3/15/2037	50		63			4.38%, 10/15/2015	400		452
Koninklijke Philips Electronics NV						4.63%, 5/1/2013	500		523
5.75%, 3/11/2018	40		47			4.63%, 10/15/2014	150		166
Thermo Fisher Scientific Inc						5.00%, 3/15/2016	250		291
2.05%, 2/21/2014	300		308			5.00%, 2/13/2017	250		297
4.70%, 5/1/2020	200		227			5.00%, 5/11/2017	250		298
			$1,088			5.25%, 9/15/2016	200		238
						5.38%, 6/12/2017	250		304
Environmental Control - 0.13%						5.38%, 4/11/2022	150		151
Republic Services Inc						5.63%, 7/15/2037	100		138
4.75%, 5/15/2023	200		223			5.78%, 6/7/2022	100		101
5.50%, 9/15/2019	405		468			6.00%, 4/18/2036	200		232
6.20%, 3/1/2040	230		288			6.63%, 11/15/2030	400		586
Waste Management Inc						7.13%, 1/15/2030	275		417
6.38%, 3/11/2015	300		342			7.25%, 5/15/2030	200		308
7.00%, 7/15/2028	60		77			Federal Home Loan Banks
7.38%, 3/11/2019	300		379			0.38%, 11/27/2013	1,000		1,000
			$1,777			0.50%, 8/28/2013	1,500		1,504
Federal & Federally Sponsored Credit - 0.22%						0.88%, 12/27/2013	500		506
Federal Farm Credit Bank						1.00%, 3/27/2013	500		504
0.75%, 12/19/2014	750		750			1.00%, 8/8/2014	500		500
1.50%, 11/16/2015	1,000		1,026			1.63%, 3/20/2013	500		507
1.88%, 12/7/2012	509		515			1.88%, 6/21/2013	200		204
3.88%, 10/7/2013	617		652			2.38%, 3/14/2014	150		156
			$2,943			2.75%, 12/12/2014	150		159
						2.75%, 3/13/2015	700		744
Finance - Mortgage Loan/Banker - 5.13%						2.88%, 6/12/2015	150		160
Fannie Mae						3.13%, 12/13/2013	200		210
0.00%, 6/1/2017(b)	600		556			3.38%, 2/27/2013	700		722
0.00%, 10/9/2019(b)	250		195			3.63%, 10/18/2013	250		263
0.38%, 12/28/2012	1,000		1,002			3.88%, 6/14/2013	200		209
0.50%, 9/6/2013	500		500			4.00%, 9/6/2013	150		158
0.50%, 9/6/2013	500		500			4.50%, 9/16/2013	150		160
0.50%, 12/27/2013	750		750			4.75%, 12/16/2016	250		294
0.60%, 10/25/2013	500		500
See accompanying notes.					33

Schedule of Investments
Bond Market Index Fund
February 29, 2012 (unaudited)

			Principal					Principal
	BONDS (continued)	Amount (000's)		Value (000	's)		BONDS (continued)	Amount (000's)	Value	(000	's)

	Finance - Mortgage Loan/Banker (continued)						Food (continued)
	Federal Home Loan Banks	(continued)					General Mills Inc
	4.88%, 5/17/2017		$1,250	$1,486			3.15%, 12/15/2021	$300		$304
	5.00%, 11/17/2017		750	904			5.25%, 8/15/2013	700		745
	5.13%, 8/14/2013		250	268			HJ Heinz Finance Co
	5.25%, 6/18/2014		250	278			6.75%, 3/15/2032	100		127
	5.38%, 5/18/2016		300	356			Kellogg Co
	5.50%, 8/13/2014		650	729			4.00%, 12/15/2020	300		321
	5.50%, 7/15/2036		200	257			Kraft Foods Inc
	5.63%, 6/11/2021		100	127			4.13%, 2/9/2016	450		491
	5.65%, 4/20/2022		50	50			5.38%, 2/10/2020	215		251
	Freddie Mac						6.50%, 8/11/2017	300		364
	0.55%, 9/23/2013		750	750			6.50%, 2/9/2040	295		384
	0.63%, 12/28/2012		500	502			6.75%, 2/19/2014	170		188
	0.63%, 12/23/2013		1,000	1,006			7.00%, 8/11/2037	140		185
	0.63%, 12/29/2014		1,000	1,007			Kroger Co/The
	0.75%, 10/17/2014		500	501			4.95%, 1/15/2015	300		329
	0.88%, 10/28/2013		1,000	1,009			5.40%, 7/15/2040	100		109
	0.95%, 11/10/2014		500	500			6.15%, 1/15/2020	50		62
	1.00%, 8/20/2014		1,000	1,013			6.40%, 8/15/2017	70		85
	1.00%, 8/27/2014		500	508			Safeway Inc
	1.15%, 10/19/2015		500	501			3.95%, 8/15/2020	125		126
	1.20%, 3/6/2017(c)		800	796			6.25%, 3/15/2014	490		541
	1.27%, 1/26/2015		130	130			Unilever Capital Corp
	1.35%, 4/29/2014		1,000	1,020			2.75%, 2/10/2016	300		318
	1.38%, 2/25/2014		500	511						$5,662
	1.50%, 8/24/2016		500	502
	1.60%, 9/9/2016		500	500			Forest Products & Paper - 0.12%
	1.63%, 4/15/2013		250	254			Georgia-Pacific LLC
	1.63%, 12/5/2016		800	803			7.75%, 11/15/2029	200		254
	1.75%, 9/10/2015		250	260			8.00%, 1/15/2024	500		647
	2.00%, 2/28/2019		1,000	1,001			International Paper Co
	2.38%, 1/13/2022		1,000	1,011			7.30%, 11/15/2039	100		129
	2.50%, 1/7/2014		250	260			7.50%, 8/15/2021	30		38
	2.50%, 4/23/2014		200	209			9.38%, 5/15/2019	238		314
	2.50%, 5/27/2016		700	747			Plum Creek Timberlands LP
	2.88%, 2/9/2015		500	537			4.70%, 3/15/2021	200		200
	3.50%, 5/29/2013		250	260						$1,582
	3.53%, 9/30/2019		750	752		Gas	- 0.09%
	3.75%, 6/28/2013		550	576			Atmos Energy Corp
	3.75%, 3/27/2019		1,150	1,320			4.95%, 10/15/2014	200		218
	4.13%, 12/21/2012		250	258			CenterPoint Energy Inc
	4.13%, 9/27/2013		250	265			6.50%, 5/1/2018	300		355
	4.38%, 7/17/2015		200	226			National Grid PLC
	4.50%, 7/15/2013		250	264			6.30%, 8/1/2016	160		186
	4.50%, 1/15/2014		250	270			Sempra Energy
	4.50%, 1/15/2015		250	278			2.00%, 3/15/2014	400		408
	4.75%, 11/17/2015		250	288			6.00%, 10/15/2039	50		62
	4.75%, 1/19/2016		900	1,035						$1,229
	4.88%, 11/15/2013		200	216
	4.88%, 6/13/2018		825	994			Healthcare - Products - 0.14%
	5.00%, 1/30/2014		250	272			Baxter International Inc
	5.00%, 7/15/2014		750	830			4.25%, 3/15/2020	200		224
	5.00%, 2/16/2017		400	474			5.90%, 9/1/2016	70		84
	5.13%, 10/18/2016		250	295			Becton Dickinson and Co
	5.13%, 11/17/2017		200	243			5.00%, 11/12/2040	200		220
	5.25%, 4/18/2016		700	823			Boston Scientific Corp
	5.50%, 7/18/2016		250	300			6.00%, 1/15/2020	200		234
	5.50%, 8/23/2017		400	491			6.25%, 11/15/2015	200		222
	6.25%, 7/15/2032		400	577			7.38%, 1/15/2040	200		262
	6.75%, 3/15/2031		300	446			Covidien International Finance SA
				$69,469			6.00%, 10/15/2017	90		109
							Medtronic Inc
Food	- 0.42%						4.45%, 3/15/2020	400		457
	Campbell Soup Co						Stryker Corp
	4.25%, 4/15/2021		200	223			4.38%, 1/15/2020	100		111
	ConAgra Foods Inc									$1,923
	5.88%, 4/15/2014		120	132
	Delhaize Group SA						Healthcare - Services - 0.18%
	5.70%, 10/1/2040		400	377			Aetna Inc
							4.13%, 6/1/2021	400		435

See accompanying notes.

Schedule of Investments
Bond Market Index Fund
February 29, 2012 (unaudited)

	Principal					Principal
BONDS (continued)	Amount (000's)	Value	(000	's)	BONDS (continued)	Amount (000's)	Value	(000	's)

Healthcare - Services (continued)					Insurance (continued)
Aetna Inc (continued)					Marsh & McLennan Cos Inc
6.63%, 6/15/2036	$20		$26		5.75%, 9/15/2015	$46		$51
6.75%, 12/15/2037	50		65		MetLife Inc
Quest Diagnostics Inc					5.70%, 6/15/2035	250		296
4.70%, 4/1/2021	400		437		6.40%, 12/15/2036(a)	150		148
4.75%, 1/30/2020	15		16		6.75%, 6/1/2016	400		479
5.45%, 11/1/2015	70		78		7.72%, 2/15/2019	100		127
UnitedHealth Group Inc					PartnerRe Finance B LLC
4.70%, 2/15/2021	350		404		5.50%, 6/1/2020	100		104
6.50%, 6/15/2037	300		394		Progressive Corp/The
6.88%, 2/15/2038	50		69		3.75%, 8/23/2021	300		324
WellPoint Inc					Protective Life Corp
5.25%, 1/15/2016	130		147		8.45%, 10/15/2039	200		236
5.80%, 8/15/2040	20		25		Prudential Financial Inc
6.38%, 6/15/2037	300		383		4.75%, 9/17/2015	200		218
			$2,479		5.10%, 9/20/2014	110		119
					5.70%, 12/14/2036	100		108
Home Furnishings - 0.02%					5.80%, 11/16/2041	200		224
Whirlpool Corp					6.00%, 12/1/2017	300		351
4.85%, 6/15/2021	300		303		6.63%, 12/1/2037	60		72
					Transatlantic Holdings Inc
Insurance - 0.72%					5.75%, 12/14/2015	70		76
ACE INA Holdings Inc					Travelers Cos Inc/The
5.88%, 6/15/2014	100		110		6.25%, 6/15/2037	50		64
Aegon NV					6.75%, 6/20/2036	200		268
4.63%, 12/1/2015	90		95		Unum Group
Aflac Inc					7.13%, 9/30/2016	300		343
3.45%, 8/15/2015	80		84		Validus Holdings Ltd
6.45%, 8/15/2040	125		145		8.88%, 1/26/2040	200		219
8.50%, 5/15/2019	50		65		WR Berkley Corp
Allstate Corp/The					6.25%, 2/15/2037	115		115
6.75%, 5/15/2018	200		240		XL Group PLC
7.45%, 5/16/2019	200		254		5.25%, 9/15/2014	50		53
American International Group Inc								$9,733
4.25%, 5/15/2013	200		204
5.60%, 10/18/2016	300		322		Internet - 0.11%
					eBay Inc
6.25%, 3/15/2037	400		354		0.88%, 10/15/2013	100		101
8.25%, 8/15/2018	440		527
Aon Corp					1.63%, 10/15/2015	200		204
					Expedia Inc
8.21%, 1/1/2027	20		23		7.46%, 8/15/2018	500		560
AXA SA					Google Inc
8.60%, 12/15/2030	150		160
Berkshire Hathaway Finance Corp					1.25%, 5/19/2014	200		204
					2.13%, 5/19/2016	200		209
1.50%, 1/10/2014	300		305		3.63%, 5/19/2021	200		222
4.25%, 1/15/2021	400		438
4.60%, 5/15/2013	300		314					$1,500
5.75%, 1/15/2040	60		73		Iron & Steel - 0.12%
Berkshire Hathaway Inc					ArcelorMittal
3.20%, 2/11/2015	160		171		3.75%, 8/5/2015	35		35
3.40%, 1/31/2022	300		306		5.38%, 6/1/2013	150		156
Chubb Corp/The					5.50%, 3/1/2021	300		296
6.50%, 5/15/2038	40		53		6.13%, 6/1/2018	200		212
CNA Financial Corp					6.75%, 3/1/2041	300		292
5.75%, 8/15/2021	300		322		7.00%, 10/15/2039	200		197
Fidelity National Financial Inc					9.85%, 6/1/2019	370		449
6.60%, 5/15/2017	200		213		Nucor Corp
Genworth Financial Inc					5.75%, 12/1/2017	50		60
5.75%, 6/15/2014	80		83					$1,697
7.70%, 6/15/2020	100		103
Hartford Financial Services Group Inc					Lodging - 0.11%
5.38%, 3/15/2017	300		312		Starwood Hotels & Resorts Worldwide Inc
6.00%, 1/15/2019	70		75		7.15%, 12/1/2019	400		478
6.63%, 3/30/2040	100		101		7.88%, 10/15/2014	500		573
Liberty Mutual Group Inc					Wyndham Worldwide Corp
7.25%, 9/1/2012(d)	3		3		7.38%, 3/1/2020	400		489
Lincoln National Corp								$1,540
7.00%, 6/15/2040	185		219
8.75%, 7/1/2019	50		64

See accompanying notes.

     Schedule of Investments Bond Market Index Fund February 29, 2012 (unaudited)

See accompanying notes.

		Principal					Principal
	BONDS (continued)	Amount (000's)	Value	(000	's)	BONDS (continued)	Amount (000's)	Value	(000	's)

	Machinery - Construction & Mining - 0.03%					Media (continued)
	Caterpillar Inc					Time Warner Entertainment Co LP
	6.05%, 8/15/2036	$300		$391		8.38%, 7/15/2033	$370		$485
						Time Warner Inc
						3.15%, 7/15/2015	310		329
	Machinery - Diversified - 0.04%					4.00%, 1/15/2022	300		318
	Deere & Co
	4.38%, 10/16/2019	220		254		4.70%, 1/15/2021	315		351
	Rockwell Automation Inc					4.88%, 3/15/2020	165		186
	6.25%, 12/1/2037	200		249		6.10%, 7/15/2040	170		202
						6.20%, 3/15/2040	200		238
	Roper Industries Inc					6.50%, 11/15/2036	80		98
	6.63%, 8/15/2013	50		53		7.63%, 4/15/2031	70		94
				$556		Viacom Inc
Media	- 1.02%					2.50%, 12/15/2016	400		412
	CBS Corp					4.25%, 9/15/2015	89		96
	5.75%, 4/15/2020	255		294		6.88%, 4/30/2036	260		339
	7.88%, 7/30/2030	305		406		Walt Disney Co/The
	Comcast Cable Communications LLC					1.35%, 8/16/2016	200		202
	7.13%, 6/15/2013	300		323		2.75%, 8/16/2021	400		405
	Comcast Corp					7.00%, 3/1/2032	200		283
	5.15%, 3/1/2020	680		797					$13,848
	5.90%, 3/15/2016	500		582
	6.40%, 3/1/2040	180		230		Mining - 0.64%
						Alcoa Inc
	6.45%, 3/15/2037	235		294		5.40%, 4/15/2021	200		208
	6.95%, 8/15/2037	290		383		5.90%, 2/1/2027	200		206
	COX Communications Inc					6.15%, 8/15/2020	50		54
	5.45%, 12/15/2014	15		17
	5.50%, 10/1/2015	100		113		6.50%, 6/15/2018	50		57
						AngloGold Ashanti Holdings PLC
	DIRECTV Holdings LLC / DIRECTV					5.38%, 4/15/2020	15		15
	Financing Co Inc
	3.55%, 3/15/2015	385		409		Barrick Gold Corp
						2.90%, 5/30/2016	300		316
	4.60%, 2/15/2021	65		71		Barrick PD Australia Finance Pty Ltd
	5.88%, 10/1/2019	220		256
	6.00%, 8/15/2040	135		155		4.95%, 1/15/2020	235		263
						5.95%, 10/15/2039	350		417
	7.63%, 5/15/2016	160		168		BHP Billiton Finance USA Ltd
	Discovery Communications LLC
	3.70%, 6/1/2015	125		134		1.13%, 11/21/2014	300		303
						1.63%, 2/24/2017	500		501
	5.05%, 6/1/2020	200		229		3.25%, 11/21/2021	500		516
	5.63%, 8/15/2019	200		234
	6.35%, 6/1/2040	170		214		4.13%, 2/24/2042	500		503
						4.80%, 4/15/2013	400		419
	Grupo Televisa SAB					6.50%, 4/1/2019	90		113
	6.00%, 5/15/2018	300		346		Freeport-McMoRan Copper & Gold Inc
	Historic TW Inc
	6.88%, 6/15/2018	100		124		3.55%, 3/1/2022	400		398
						8.38%, 4/1/2017	100		105
	McGraw-Hill Cos Inc/The					Newmont Mining Corp
	6.55%, 11/15/2037	200		220
	NBCUniversal Media LLC					5.13%, 10/1/2019	200		227
						6.25%, 10/1/2039	30		37
	3.65%, 4/30/2015	5		5		Rio Tinto Alcan Inc
	4.38%, 4/1/2021	200		219
	5.15%, 4/30/2020	295		341		5.20%, 1/15/2014	200		215
						6.13%, 12/15/2033	300		369
	6.40%, 4/30/2040	200		253		Rio Tinto Finance USA Ltd
	News America Inc
	5.65%, 8/15/2020	200		231		6.50%, 7/15/2018	15		19
						7.13%, 7/15/2028	50		68
	6.15%, 2/15/2041	300		357		8.95%, 5/1/2014	130		152
	6.20%, 12/15/2034	210		244
	6.40%, 12/15/2035	100		117		9.00%, 5/1/2019	325		448
						Southern Copper Corp
	Reed Elsevier Capital Inc					5.38%, 4/16/2020	100		111
	7.75%, 1/15/2014	40		45
	Thomson Reuters Corp					6.75%, 4/16/2040	420		458
						Teck Resources Ltd
	5.70%, 10/1/2014	90		99		3.00%, 3/1/2019	400		402
	5.85%, 4/15/2040	100		113
	Time Warner Cable Inc					6.25%, 7/15/2041	600		690
						9.75%, 5/15/2014	200		239
	3.50%, 2/1/2015	100		106		Vale Overseas Ltd
	5.85%, 5/1/2017	200		235
	6.20%, 7/1/2013	300		321		5.63%, 9/15/2019	180		204
						6.25%, 1/23/2017	200		231
	6.55%, 5/1/2037	200		241		6.88%, 11/21/2036	153		188
	6.75%, 6/15/2039	300		374
	7.30%, 7/1/2038	100		129		8.25%, 1/17/2034	150		205
	8.25%, 4/1/2019	100		130					$8,657
	8.75%, 2/14/2019	190		251

Schedule of Investments
Bond Market Index Fund
February 29, 2012 (unaudited)

	Principal					Principal
BONDS (continued)	Amount (000's)	Value	(000	's)	BONDS (continued)	Amount (000's)	Value	(000	's)

Miscellaneous Manufacturing - 0.18%					Mortgage Backed Securities (continued)
3M Co					JP Morgan Chase Commercial Mortgage
5.70%, 3/15/2037	$150		$199		Securities Corp
Dover Corp					4.74%, 7/15/2042	$350		$381
5.38%, 3/1/2041	300		366		4.78%, 7/15/2042	300		320
GE Capital Trust I					4.88%, 1/12/2038(a)	426		448
6.38%, 11/15/2067	60		61		4.88%, 1/15/2042	530		573
General Electric Co					5.23%, 12/15/2044	850		905
5.25%, 12/6/2017	500		590		5.34%, 5/15/2047	1,330		1,464
Ingersoll-Rand Global Holding Co Ltd					5.42%, 1/15/2049	600		671
9.50%, 4/15/2014	40		46		5.44%, 5/15/2045(a)	65		70
Parker Hannifin Corp					5.45%, 6/12/2047	895		943
3.50%, 9/15/2022	300		310		5.72%, 2/15/2051	20		22
Textron Inc					5.82%, 6/12/2043	323		334
6.20%, 3/15/2015	35		39		5.87%, 4/15/2045(a)	1,000		1,089
Tyco Electronics Group SA					LB Commercial Conduit Mortgage Trust
6.55%, 10/1/2017	50		59		5.95%, 7/15/2044(a)	245		279
7.13%, 10/1/2037	55		74		LB-UBS Commercial Mortgage Trust
Tyco International Finance SA					5.02%, 9/15/2040	550		591
3.38%, 10/15/2015	150		157		5.20%, 11/15/2030	500		555
4.13%, 10/15/2014	45		48		5.66%, 3/15/2039	500		564
8.50%, 1/15/2019	50		64		5.86%, 7/15/2040(a)	170		192
Tyco International Ltd / Tyco International					Merrill Lynch Mortgage Trust
Finance SA					5.84%, 6/12/2050(a)	300		337
6.88%, 1/15/2021	80		101		Merrill Lynch/Countrywide Commercial
7.00%, 12/15/2019	275		342		Mortgage Trust
			$2,456		5.36%, 8/12/2048(a)	299		307
					Morgan Stanley Capital I
Mortgage Backed Securities - 2.00%					4.70%, 7/15/2056	325		351
Banc of America Merrill Lynch Commercial					5.36%, 3/15/2044(a)	390		430
Mortgage Inc					5.42%, 3/12/2044(a)	1,000		1,120
4.76%, 11/10/2039	150		158		5.51%, 11/12/2049	1,000		1,128
5.07%, 11/10/2042(a)	300		310
					5.60%, 4/12/2049(a)	525		564
5.19%, 9/10/2047(a)	500		560
					5.60%, 4/12/2049(a)	1,080		1,158
5.63%, 4/10/2049	193		200		5.70%, 10/15/2042(a)	45		47
5.89%, 7/10/2044	60		67		Wachovia Bank Commercial Mortgage Trust
6.21%, 2/10/2051(a)	160		187
					4.96%, 11/15/2035	270		286
Bear Stearns Commercial Mortgage					5.27%, 12/15/2044(a)	500		561
Securities					5.42%, 1/15/2045	750		824
5.47%, 6/11/2041	75		81		5.68%, 5/15/2046(a)	350		395
5.54%, 9/11/2041	500		566		5.80%, 7/15/2045	145		154
5.54%, 10/12/2041	755		858					$27,103
5.72%, 9/11/2038(a)	385		440
Citigroup Commercial Mortgage Trust					Office & Business Equipment - 0.07%
4.73%, 10/15/2041	765		820		Pitney Bowes Inc
6.07%, 12/10/2049(a)	35		41		5.75%, 9/15/2017	300		326
Citigroup/Deutsche Bank Commercial					Xerox Corp
Mortgage Trust					4.25%, 2/15/2015	190		202
5.62%, 10/15/2048	320		363		4.50%, 5/15/2021	200		204
Commercial Mortgage Loan Trust					5.63%, 12/15/2019	85		94
6.01%, 12/10/2049(a)	345		393		8.25%, 5/15/2014	110		124
Commercial Mortgage Pass Through								$950
Certificates
4.84%, 10/15/2037(a)	200		213		Oil & Gas - 1.82%
5.81%, 12/10/2049(a)	500		578		Alberta Energy Co Ltd
Credit Suisse First Boston Mortgage Securities					7.38%, 11/1/2031	300		362
Corp					Anadarko Finance Co
4.83%, 11/15/2037	800		865		7.50%, 5/1/2031	300		386
5.01%, 2/15/2038	1,000		1,091		Anadarko Petroleum Corp
Credit Suisse Mortgage Capital Certificates					5.95%, 9/15/2016	95		110
5.79%, 9/15/2039(a)	500		548		6.20%, 3/15/2040	100		120
GE Capital Commercial Mortgage Corp					6.38%, 9/15/2017	220		264
4.94%, 7/10/2045	105		111		6.45%, 9/15/2036	100		122
5.31%, 11/10/2045(a)	100		112		Apache Corp
Greenwich Capital Commercial Funding					3.63%, 2/1/2021	300		322
Corp					5.10%, 9/1/2040	360		421
4.92%, 1/5/2036(a)	1,000		1,050		BP Capital Markets PLC
5.44%, 3/10/2039(a)	145		161		3.13%, 10/1/2015	200		214
GS Mortgage Securities Corp II					3.20%, 3/11/2016	400		427
5.79%, 8/10/2045(a)	250		267		3.88%, 3/10/2015	60		65
					4.75%, 3/10/2019	100		114

See accompanying notes.

Schedule of Investments
Bond Market Index Fund
February 29, 2012 (unaudited)

		Principal				Principal
BONDS (continued)		Amount (000's)	Value (000	's)	BONDS (continued)	Amount (000's)	Value	(000	's)

Oil & Gas (continued)					Oil & Gas (continued)
BP Capital Markets PLC	(continued)				Petro-Canada
5.25%, 11/7/2013		$350	$376		4.00%, 7/15/2013	$220		$228
Canadian Natural Resources Ltd					6.80%, 5/15/2038	50		67
5.70%, 5/15/2017		65	78		Petroleos Mexicanos
6.25%, 3/15/2038		250	322		4.88%, 3/15/2015	411		440
Cenovus Energy Inc					4.88%, 1/24/2022(d)	1,500		1,570
4.50%, 9/15/2014		165	179		5.50%, 1/21/2021	810		888
5.70%, 10/15/2019		205	247		8.00%, 5/3/2019	122		152
Chevron Corp					Pride International Inc
3.95%, 3/3/2014		100	107		6.88%, 8/15/2020	300		365
ConocoPhillips					Rowan Cos Inc
4.75%, 2/1/2014		150	162		5.00%, 9/1/2017	90		97
6.00%, 1/15/2020		365	459		Shell International Finance BV
6.50%, 2/1/2039		360	509		3.10%, 6/28/2015	620		668
ConocoPhillips Canada Funding Co I					4.00%, 3/21/2014	300		320
5.63%, 10/15/2016		300	358		4.30%, 9/22/2019	200		231
ConocoPhillips Holding Co					4.38%, 3/25/2020	100		117
6.95%, 4/15/2029		100	137		5.50%, 3/25/2040	100		129
Devon Energy Corp					6.38%, 12/15/2038	170		238
5.60%, 7/15/2041		100	119		Statoil ASA
5.63%, 1/15/2014		100	109		3.15%, 1/23/2022	400		415
7.95%, 4/15/2032		60	87		5.10%, 8/17/2040	245		292
Encana Corp					5.25%, 4/15/2019	90		106
5.90%, 12/1/2017		100	116		Suncor Energy Inc
6.50%, 2/1/2038		260	292		6.10%, 6/1/2018	500		610
Ensco PLC					6.50%, 6/15/2038	490		634
3.25%, 3/15/2016		200	209		6.85%, 6/1/2039	20		27
EOG Resources Inc					Sunoco Logistics Partners Operations LP
4.40%, 6/1/2020		200	225		5.50%, 2/15/2020	180		197
6.13%, 10/1/2013		100	108		Talisman Energy Inc
Hess Corp					5.13%, 5/15/2015	35		38
5.60%, 2/15/2041		200	232		6.25%, 2/1/2038	325		379
7.30%, 8/15/2031		150	199		Total Capital International SA
8.13%, 2/15/2019		100	130		2.88%, 2/17/2022	500		509
Husky Energy Inc					Total Capital SA
5.90%, 6/15/2014		100	109		3.00%, 6/24/2015	145		154
Marathon Oil Corp					4.25%, 12/15/2021	200		223
5.90%, 3/15/2018		200	236		Transocean Inc
6.60%, 10/1/2037		90	114		6.00%, 3/15/2018	600		674
Marathon Petroleum Corp					6.38%, 12/15/2021	300		354
3.50%, 3/1/2016		300	311		Valero Energy Corp
5.13%, 3/1/2021		300	326		4.50%, 2/1/2015	30		32
Nabors Industries Inc					6.13%, 2/1/2020	150		175
9.25%, 1/15/2019		300	378		6.63%, 6/15/2037	135		153
Nexen Inc					7.50%, 4/15/2032	60		70
6.40%, 5/15/2037		225	258					$24,688
7.50%, 7/30/2039		60	77
Noble Energy Inc					Oil & Gas Services - 0.12%
6.00%, 3/1/2041		400	476		Baker Hughes Inc
Noble Holding International Ltd					5.13%, 9/15/2040	315		375
2.50%, 3/15/2017		500	505		7.50%, 11/15/2018	50		66
3.45%, 8/1/2015		100	105		Cameron International Corp
6.20%, 8/1/2040		100	116		6.38%, 7/15/2018	100		118
Occidental Petroleum Corp					Halliburton Co
4.13%, 6/1/2016		300	337		3.25%, 11/15/2021	200		210
PC Financial Partnership					4.50%, 11/15/2041	200		211
5.00%, 11/15/2014		100	110		7.45%, 9/15/2039	40		59
Pemex Project Funding Master Trust					Weatherford International Ltd/Bermuda
5.75%, 3/1/2018		50	56		5.13%, 9/15/2020	200		221
6.63%, 6/15/2035		140	160		6.00%, 3/15/2018	50		57
Petrobras International Finance Co - Pifco					6.75%, 9/15/2040	200		238
2.88%, 2/6/2015		500	512		9.63%, 3/1/2019	40		54
3.88%, 1/27/2016		300	313					$1,609
5.75%, 1/20/2020		540	594		Other Asset Backed Securities - 0.03%
5.88%, 3/1/2018		300	333		CenterPoint Energy Transition Bond Co LLC
6.75%, 1/27/2041		300	349		3.46%, 8/15/2019	400		438
6.88%, 1/20/2040		100	118
7.88%, 3/15/2019		452	556

See accompanying notes.

Schedule of Investments
Bond Market Index Fund
February 29, 2012 (unaudited)

	Principal					Principal
BONDS (continued)	Amount (000's)	Value	(000	's)	BONDS (continued)	Amount (000's)	Value	(000	's)

Pharmaceuticals - 0.73%					Pipelines (continued)
Abbott Laboratories					Enterprise Products Operating LLC
4.13%, 5/27/2020	$300		$343		(continued)
5.13%, 4/1/2019	80		96		6.45%, 9/1/2040	$300		$372
5.88%, 5/15/2016	459		541		6.50%, 1/31/2019	45		53
6.00%, 4/1/2039	100		129		6.88%, 3/1/2033	60		75
Aristotle Holding Inc					Kinder Morgan Energy Partners LP
4.75%, 11/15/2021(d)	300		322		5.00%, 12/15/2013	300		317
6.13%, 11/15/2041(d)	300		338		6.50%, 9/1/2039	50		57
AstraZeneca PLC					6.95%, 1/15/2038	50		59
5.90%, 9/15/2017	300		366		7.40%, 3/15/2031	300		358
6.45%, 9/15/2037	560		759		9.00%, 2/1/2019	300		388
Bristol-Myers Squibb Co					ONEOK Partners LP
5.88%, 11/15/2036	23		29		8.63%, 3/1/2019	80		103
6.80%, 11/15/2026	100		136		Panhandle Eastern Pipeline Co LP
Eli Lilly & Co					6.20%, 11/1/2017	317		360
4.20%, 3/6/2014	100		107		Plains All American Pipeline LP / PAA
5.20%, 3/15/2017	40		47		Finance Corp
Express Scripts Inc					3.95%, 9/15/2015	200		212
6.25%, 6/15/2014	300		330		5.75%, 1/15/2020	60		70
GlaxoSmithKline Capital Inc					Southern Natural Gas Co
4.85%, 5/15/2013	150		158		5.90%, 4/1/2017(a),(d)	50		57
5.65%, 5/15/2018	400		489		Southern Natural Gas Co / Southern Natural
6.38%, 5/15/2038	320		441		Issuing Corp
Johnson & Johnson					4.40%, 6/15/2021	200		206
2.95%, 9/1/2020	500		531		Tennessee Gas Pipeline Co
4.95%, 5/15/2033	200		233		7.50%, 4/1/2017	300		353
Medco Health Solutions Inc					TransCanada PipeLines Ltd
7.13%, 3/15/2018	60		71		3.80%, 10/1/2020	500		543
Merck & Co Inc					6.10%, 6/1/2040	100		131
2.25%, 1/15/2016	200		208		6.50%, 8/15/2018	166		207
5.00%, 6/30/2019	100		120		7.25%, 8/15/2038	200		285
6.55%, 9/15/2037	340		483		7.63%, 1/15/2039	50		74
Novartis Capital Corp					Williams Cos Inc/The
2.90%, 4/24/2015	300		320		7.50%, 1/15/2031	44		52
4.13%, 2/10/2014	50		53		Williams Partners LP
4.40%, 4/24/2020	300		346		3.80%, 2/15/2015	275		291
Novartis Securities Investment Ltd					6.30%, 4/15/2040	170		213
5.13%, 2/10/2019	250		298					$7,315
Pfizer Inc
4.65%, 3/1/2018	200		227		Real Estate - 0.02%
5.35%, 3/15/2015	200		227		ProLogis LP
6.20%, 3/15/2019	90		114		6.88%, 3/15/2020	21		24
7.20%, 3/15/2039	90		136		7.63%, 8/15/2014	200		219
Sanofi								$243
2.63%, 3/29/2016	300		315		Regional Authority - 0.39%
Teva Pharmaceutical Finance Co LLC					Province of British Columbia Canada
6.15%, 2/1/2036	200		253		2.65%, 9/22/2021	300		310
Watson Pharmaceuticals Inc					6.50%, 1/15/2026	70		98
5.00%, 8/15/2014	250		267		Province of Manitoba Canada
6.13%, 8/15/2019	50		59		2.63%, 7/15/2015	300		317
Wyeth					Province of Nova Scotia Canada
5.50%, 2/1/2014	200		219		5.13%, 1/26/2017	160		187
5.50%, 2/15/2016	300		350		Province of Ontario Canada
5.95%, 4/1/2037	355		464		2.70%, 6/16/2015	500		528
			$9,925		2.95%, 2/5/2015	200		212
Pipelines - 0.54%					3.50%, 7/15/2013	350		364
Enbridge Energy Partners LP					4.00%, 10/7/2019	300		335
5.20%, 3/15/2020	35		39		4.10%, 6/16/2014	380		410
9.88%, 3/1/2019	340		458		4.40%, 4/14/2020	200		229
Energy Transfer Partners LP					5.45%, 4/27/2016	400		466
5.20%, 2/1/2022	400		431		Province of Quebec Canada
6.00%, 7/1/2013	300		316		2.75%, 8/25/2021	900		910
6.50%, 2/1/2042	400		444		4.88%, 5/5/2014	200		217
6.70%, 7/1/2018	90		103		5.13%, 11/14/2016	200		233
9.00%, 4/15/2019	24		30		7.50%, 9/15/2029	250		376
Enterprise Products Operating LLC					Province of Saskatchewan Canada
3.20%, 2/1/2016	200		211		8.50%, 7/15/2022	25		37
5.20%, 9/1/2020	300		340					$5,229
6.13%, 10/15/2039	90		107

See accompanying notes.

Schedule of Investments
Bond Market Index Fund
February 29, 2012 (unaudited)

	Principal					Principal
BONDS (continued)	Amount (000's)	Value	(000	's)	BONDS (continued)	Amount (000's)	Value	(000	's)

REITS- 0.37%					Retail (continued)
American Tower Corp					McDonald's Corp
7.00%, 10/15/2017	$125		$144		3.50%, 7/15/2020	$90		$98
BioMed Realty LP					4.88%, 7/15/2040	35		41
6.13%, 4/15/2020	25		28		5.35%, 3/1/2018	140		170
Boston Properties LP					6.30%, 10/15/2037	50		69
4.13%, 5/15/2021	300		317		Nordstrom Inc
5.63%, 11/15/2020	100		115		4.75%, 5/1/2020	140		159
CommonWealth REIT					6.25%, 1/15/2018	50		61
6.25%, 8/15/2016	300		322		Staples Inc
Digital Realty Trust LP					9.75%, 1/15/2014	550		631
4.50%, 7/15/2015	215		224		Target Corp
Duke Realty LP					4.00%, 6/15/2013	50		52
7.38%, 2/15/2015	100		111		6.00%, 1/15/2018	80		98
Entertainment Properties Trust					7.00%, 7/15/2031	195		256
7.75%, 7/15/2020	245		262		7.00%, 1/15/2038	250		356
ERP Operating LP					Walgreen Co
4.75%, 7/15/2020	200		215		5.25%, 1/15/2019	120		141
5.20%, 4/1/2013	50		52		Wal-Mart Stores Inc
HCP Inc					1.63%, 4/15/2014	200		205
3.75%, 2/1/2016	200		207		2.25%, 7/8/2015	100		105
5.38%, 2/1/2021	200		219		2.80%, 4/15/2016	200		214
6.70%, 1/30/2018	60		70		3.25%, 10/25/2020	200		214
Health Care REIT Inc					3.63%, 7/8/2020	200		219
6.13%, 4/15/2020	450		500		4.13%, 2/1/2019	400		448
Hospitality Properties Trust					4.25%, 4/15/2021	200		228
6.70%, 1/15/2018	300		332		5.25%, 9/1/2035	200		236
Realty Income Corp					5.63%, 4/1/2040	150		190
5.88%, 3/15/2035	200		208		5.63%, 4/15/2041	200		253
Simon Property Group LP					6.20%, 4/15/2038	100		132
5.65%, 2/1/2020	185		218		6.50%, 8/15/2037	450		612
6.75%, 2/1/2040	100		134		7.25%, 6/1/2013	300		325
10.35%, 4/1/2019	350		493		Yum! Brands Inc
UDR Inc					6.25%, 3/15/2018	115		137
5.25%, 1/15/2015	170		180		6.88%, 11/15/2037	95		122
Ventas Realty LP / Ventas Capital Corp								$9,864
4.25%, 3/1/2022	500		497
Vornado Realty LP					Semiconductors - 0.08%
4.25%, 4/1/2015	200		209		Intel Corp
			$5,057		3.30%, 10/1/2021	300		318
					4.80%, 10/1/2041	300		340
Retail - 0.73%					National Semiconductor Corp
AutoZone Inc					3.95%, 4/15/2015	350		382
4.00%, 11/15/2020	200		211					$1,040
CVS Caremark Corp
3.25%, 5/18/2015	70		74		Software - 0.22%
5.75%, 6/1/2017	200		239		Adobe Systems Inc
6.13%, 9/15/2039	310		387		4.75%, 2/1/2020	200		221
6.60%, 3/15/2019	50		63		Microsoft Corp
Darden Restaurants Inc					2.95%, 6/1/2014	500		528
6.80%, 10/15/2037(a)	105		121		4.20%, 6/1/2019	450		520
Gap Inc/The					5.30%, 2/8/2041	300		382
5.95%, 4/12/2021	100		100		Oracle Corp
Home Depot Inc/The					3.88%, 7/15/2020	300		336
5.25%, 12/16/2013	250		271		5.00%, 7/8/2019	190		227
5.40%, 3/1/2016	90		104		5.25%, 1/15/2016	300		348
5.88%, 12/16/2036	145		181		5.38%, 7/15/2040	225		274
5.95%, 4/1/2041	200		258		5.75%, 4/15/2018	100		123
Kohl's Corp								$2,959
4.00%, 11/1/2021	300		314		Sovereign - 1.45%
Lowe's Cos Inc					Brazilian Government International Bond
3.80%, 11/15/2021	400		432		5.88%, 1/15/2019	400		480
4.63%, 4/15/2020	300		338		6.00%, 1/17/2017	300		355
5.80%, 4/15/2040	300		363		7.13%, 1/20/2037	320		443
6.65%, 9/15/2037	50		65		8.25%, 1/20/2034	200		307
Macy's Retail Holdings Inc					8.88%, 10/14/2019	475		671
5.75%, 7/15/2014	200		220		12.25%, 3/6/2030	550		1,061
5.90%, 12/1/2016	100		115		12.75%, 1/15/2020	200		334
6.65%, 7/15/2024	100		117		10.50%, 7/14/2014	200		245
6.90%, 4/1/2029	100		119		11.00%, 8/17/2040	50		67

See accompanying notes.

Schedule of Investments
Bond Market Index Fund
February 29, 2012 (unaudited)

	Principal				Principal
BONDS (continued)	Amount (000's)	Value (000	's)	BONDS (continued)	Amount (000's)	Value (000	's)

Sovereign (continued)				Supranational Bank - 1.38%
Canada Government International Bond				Asian Development Bank
2.38%, 9/10/2014	$400	$420		1.13%, 3/15/2017	$500	$503
Chile Government International Bond				2.50%, 3/15/2016	300	320
3.25%, 9/14/2021	700	721		2.63%, 2/9/2015	100	106
Colombia Government International Bond				2.75%, 5/21/2014	400	420
7.38%, 1/27/2017	300	371		3.63%, 9/5/2013	100	105
7.38%, 9/18/2037	200	280		4.25%, 10/20/2014	200	219
8.13%, 5/21/2024	200	283		5.82%, 6/16/2028	60	78
11.75%, 2/25/2020	200	317		6.38%, 10/1/2028	200	272
Export Development Canada				Corp Andina de Fomento
1.50%, 5/15/2014	300	307		3.75%, 1/15/2016	15	15
2.25%, 5/28/2015	100	105		5.75%, 1/12/2017	80	88
Israel Government AID Bond				Council Of Europe Development Bank
5.50%, 9/18/2023	100	128		1.50%, 2/22/2017	500	497
5.50%, 4/26/2024	100	128		2.75%, 2/10/2015	100	104
5.50%, 9/18/2033	50	64		European Bank for Reconstruction &
Israel Government International Bond				Development
5.13%, 3/26/2019	75	84		2.50%, 3/15/2016	300	317
Japan Finance Corp				2.75%, 4/20/2015	300	317
1.88%, 9/24/2015	200	203		European Investment Bank
2.50%, 1/21/2016	400	418		1.13%, 8/15/2014	1,000	1,006
Japan Finance Organization for				1.25%, 2/14/2014	500	504
Municipalities				1.50%, 5/15/2014	500	507
5.00%, 5/16/2017	200	232		1.63%, 3/15/2013	400	404
Mexico Government International Bond				1.63%, 9/1/2015	1,000	1,014
5.63%, 1/15/2017	460	530		1.75%, 3/15/2017	500	502
5.95%, 3/19/2019	304	364		1.88%, 6/17/2013	500	507
6.05%, 1/11/2040	1,030	1,254		2.50%, 5/16/2016	400	416
6.63%, 3/3/2015	431	492		2.75%, 3/23/2015	300	314
8.00%, 9/24/2022	200	280		3.00%, 4/8/2014	400	418
8.30%, 8/15/2031	150	225		3.13%, 6/4/2014	370	387
11.50%, 5/15/2026	300	560		3.38%, 6/12/2013	300	310
Panama Government International Bond				4.88%, 2/16/2016	500	568
6.70%, 1/26/2036	288	375		4.88%, 1/17/2017	400	461
8.88%, 9/30/2027	300	460		4.88%, 2/15/2036	100	109
Peruvian Government International Bond				5.13%, 9/13/2016	600	695
6.55%, 3/14/2037	100	127		5.13%, 5/30/2017	400	468
7.13%, 3/30/2019	120	152		Inter-American Development Bank
7.35%, 7/21/2025	200	270		1.13%, 3/15/2017	500	499
8.75%, 11/21/2033	165	254		1.63%, 7/15/2013	200	203
Poland Government International Bond				2.25%, 7/15/2015	100	105
3.88%, 7/16/2015	300	315		3.50%, 7/8/2013	300	311
5.13%, 4/21/2021	200	214		3.88%, 9/17/2019	300	345
6.38%, 7/15/2019	60	70		3.88%, 2/14/2020	300	338
Republic of Italy				4.50%, 9/15/2014	300	329
2.13%, 9/16/2013	450	444		International Bank for Reconstruction &
3.13%, 1/26/2015	140	138		Development
4.38%, 6/15/2013	300	306		0.50%, 11/26/2013	600	602
4.75%, 1/25/2016	300	302		0.65%, 11/29/2013	400	401
5.25%, 9/20/2016	520	525		1.00%, 9/15/2016	500	502
5.38%, 6/15/2033	250	236		1.13%, 8/25/2014	300	305
6.88%, 9/27/2023	50	52		1.75%, 7/15/2013	600	611
Republic of Korea				2.13%, 3/15/2016	500	524
5.75%, 4/16/2014	300	324		2.38%, 5/26/2015	200	211
7.13%, 4/16/2019	90	112		7.63%, 1/19/2023	50	73
South Africa Government International Bond				International Finance Corp
5.88%, 5/30/2022	200	234		1.13%, 11/23/2016	500	503
6.50%, 6/2/2014	80	88		2.75%, 4/20/2015	300	320
6.88%, 5/27/2019	345	421		Nordic Investment Bank
Svensk Exportkredit AB				3.63%, 6/17/2013	400	416
3.25%, 9/16/2014	200	210		5.00%, 2/1/2017	100	118
5.13%, 3/1/2017	70	79				$18,667
Tennessee Valley Authority
4.50%, 4/1/2018	200	235		Telecommunications - 1.58%
5.25%, 9/15/2039	200	250		America Movil SAB de CV
5.38%, 4/1/2056	600	782		3.63%, 3/30/2015	300	316
6.00%, 3/15/2013	400	423		5.00%, 3/30/2020	200	227
6.75%, 11/1/2025	400	569		5.50%, 3/1/2014	110	119
		$19,696		5.63%, 11/15/2017	60	71
				6.13%, 3/30/2040	400	481

See accompanying notes.

Schedule of Investments
Bond Market Index Fund
February 29, 2012 (unaudited)

	Principal					Principal
BONDS (continued)	Amount (000's)	Value (000	's)		BONDS (continued)	Amount (000's)	Value	(000	's)

Telecommunications (continued)					Telecommunications (continued)
AT&T Corp					Telefonica Emisiones SAU (continued)
8.00%, 11/15/2031(a)	$5	$7			3.73%, 4/27/2015	$100		$100
AT&T Inc					4.95%, 1/15/2015	720		746
1.60%, 2/15/2017	500	501			5.13%, 4/27/2020	655		647
2.50%, 8/15/2015	250	261			7.05%, 6/20/2036	70		74
3.88%, 8/15/2021	300	323			Verizon Communications Inc
5.35%, 9/1/2040	271	305			1.95%, 3/28/2014	300		308
5.50%, 2/1/2018	400	476			3.00%, 4/1/2016	300		320
5.55%, 8/15/2041	300	352			4.60%, 4/1/2021	300		340
5.60%, 5/15/2018	540	645			6.25%, 4/1/2037	45		55
6.15%, 9/15/2034	345	412			6.35%, 4/1/2019	320		396
6.30%, 1/15/2038	310	383			6.40%, 2/15/2038	350		439
6.50%, 9/1/2037	85	107			6.90%, 4/15/2038	218		288
6.55%, 2/15/2039	100	128			8.75%, 11/1/2018	300		413
Bellsouth Capital Funding Corp					8.95%, 3/1/2039	115		182
7.88%, 2/15/2030	400	530			Verizon Global Funding Corp
BellSouth Corp					7.75%, 12/1/2030	570		803
5.20%, 9/15/2014	300	332			Vodafone Group PLC
British Telecommunications PLC					5.00%, 12/16/2013	300		322
5.95%, 1/15/2018	110	129			5.38%, 1/30/2015	400		448
9.62%, 12/15/2030(a)	300	456			5.63%, 2/27/2017	190		225
Cellco Partnership / Verizon Wireless Capital					6.15%, 2/27/2037	200		252
LLC								$21,357
5.55%, 2/1/2014	700	761
8.50%, 11/15/2018	80	111			Toys, Games & Hobbies - 0.01%
CenturyLink Inc					Hasbro Inc
7.60%, 9/15/2039	100	103			6.35%, 3/15/2040	100		111
Cisco Systems Inc
1.63%, 3/14/2014	300	307			Transportation - 0.32%
4.45%, 1/15/2020	400	464			Burlington Northern Santa Fe LLC
4.95%, 2/15/2019	130	153			4.30%, 7/1/2013	200		209
5.50%, 2/22/2016	200	234			4.70%, 10/1/2019	130		148
5.90%, 2/15/2039	100	127			5.65%, 5/1/2017	210		246
Corning Inc					7.95%, 8/15/2030	300		423
4.75%, 3/15/2042	400	407			Canadian National Railway Co
Deutsche Telekom International Finance BV					1.45%, 12/15/2016	200		200
5.75%, 3/23/2016	300	340			5.55%, 3/1/2019	60		72
5.88%, 8/20/2013	300	320			CSX Corp
8.75%, 6/15/2030(a)	250	356			4.75%, 5/30/2042	300		313
Embarq Corp					6.25%, 3/15/2018	320		384
7.08%, 6/1/2016	400	446			Norfolk Southern Corp
France Telecom SA					3.25%, 12/1/2021	200		206
4.38%, 7/8/2014	300	321			4.84%, 10/1/2041(d)	67		73
5.38%, 1/13/2042	400	435			5.26%, 9/17/2014	400		442
8.50%, 3/1/2031(a)	50	73			Ryder System Inc
Harris Corp					3.15%, 3/2/2015	200		207
4.40%, 12/15/2020	200	209			Union Pacific Corp
Juniper Networks Inc					4.16%, 7/15/2022	162		179
3.10%, 3/15/2016	300	312			4.75%, 9/15/2041	300		328
Pacific Bell Telephone Co					United Parcel Service Inc
7.13%, 3/15/2026	300	393			3.13%, 1/15/2021	500		536
Qwest Capital Funding Inc					3.88%, 4/1/2014	90		96
6.88%, 7/15/2028	200	190			4.88%, 11/15/2040	100		118
Qwest Communications International Inc					6.20%, 1/15/2038	90		122
8.00%, 10/1/2015	200	215						$4,302
Qwest Corp
7.50%, 10/1/2014	300	333		Water	- 0.03%
8.38%, 5/1/2016	80	94			American Water Capital Corp
Rogers Communications Inc					6.09%, 10/15/2017	300		351
6.38%, 3/1/2014	65	72			6.59%, 10/15/2037	20		24
6.80%, 8/15/2018	420	531						$375
7.50%, 3/15/2015	60	70			TOTAL BONDS			$441,044
Telecom Italia Capital SA						Principal
5.25%, 11/15/2013	105	107			MUNICIPAL BONDS - 1.03%	Amount (000's)	Value	(000	's)
6.18%, 6/18/2014	200	206			California - 0.31%
6.38%, 11/15/2033	265	229			Bay Area Toll Authority
7.00%, 6/4/2018	310	319			6.26%, 4/1/2049	$400		$533
Telefonica Emisiones SAU					6.92%, 4/1/2040	280		380
2.58%, 4/26/2013	200	200

See accompanying notes.					42

Schedule of Investments
Bond Market Index Fund
February 29, 2012 (unaudited)

	Principal						Principal
MUNICIPAL BONDS (continued)	Amount (000's)	Value	(000	's)		MUNICIPAL BONDS (continued)	Amount (000's)	Value	(000	's)

California (continued)						New York (continued)
East Bay Municipal Utility District						Metropolitan Transportation Authority
5.87%, 6/1/2040	$200		$253			6.55%, 11/15/2031	$130		$157
Los Angeles Department of Water & Power						6.65%, 11/15/2039	400		503
6.01%, 7/1/2039	230		277			6.81%, 11/15/2040	540		705
Los Angeles Unified School District/CA						New York City Municipal Water Finance
5.75%, 7/1/2034	325		387			Authority
5.76%, 7/1/2029	200		232			5.72%, 6/15/2042	275		350
6.76%, 7/1/2034	130		172			New York City Transitional Finance Authority
San Diego County Water Authority						Future Tax Secured Revenue
6.14%, 5/1/2049	40		52			5.51%, 8/1/2037	200		240
Santa Clara Valley Transportation Authority						New York State Dormitory Authority
5.88%, 4/1/2032	100		120			5.60%, 3/15/2040	100		122
State of California						Port Authority of New York & New
5.65%, 4/1/2039(a)	100		105			Jersey GO OF AUTH
6.65%, 3/1/2022	300		365			6.04%, 12/1/2029	200		248
7.30%, 10/1/2039	300		385						$2,439
7.60%, 11/1/2040	200		266
7.63%, 3/1/2040	200		266		Ohio	- 0.04%
University of California						American Municipal Power Inc
6.55%, 5/15/2048	200		256			7.50%, 2/15/2050	300		389
			$4,049			Ohio State University/The
						4.91%, 6/1/2040	100		114
Connecticut - 0.01%									$503
State of Connecticut
5.85%, 3/15/2032	100		122			Puerto Rico - 0.04%
						Government Development Bank for Puerto
						Rico
Georgia - 0.04%						3.67%, 5/1/2014	300		304
Municipal Electric Authority of Georgia						4.70%, 5/1/2016	300		309
6.64%, 4/1/2057	200		232						$613
State of Georgia
4.50%, 11/1/2025	300		345		Texas	- 0.16%
			$577			City of San Antonio TX
						5.81%, 2/1/2041	150		184
Illinois - 0.13%						Dallas Area Rapid Transit
Chicago Transit Authority						5.02%, 12/1/2048	200		231
6.20%, 12/1/2040	290		329			Dallas Convention Center Hotel Development
6.90%, 12/1/2040	200		244			Corp
County of Cook IL						7.09%, 1/1/2042	280		320
6.23%, 11/15/2034	400		466			Dallas County Hospital District
State of Illinois						5.62%, 8/15/2044	200		250
4.95%, 6/1/2023	125		127			Dallas Independent School District PSF-GTD
4.96%, 3/1/2016	300		322			6.45%, 2/15/2035	200		240
5.10%, 6/1/2033	150		144			State of Texas
7.35%, 7/1/2035	290		340			4.68%, 4/1/2040	400		438
			$1,972			5.52%, 4/1/2039	385		480
						Texas Transportation Commission
Kansas - 0.01%						5.18%, 4/1/2030	100		120
Kansas State Department of Transportation
4.60%, 9/1/2035	70		76						$2,263
						Washington - 0.01%
Nevada - 0.03%						State of Washington
County of Clark NV Airport System Revenue						5.09%, 8/1/2033	90		104
6.82%, 7/1/2045	100		130
6.88%, 7/1/2042	285		319			Wisconsin - 0.02%
			$449			State of Wisconsin AGM

New Jersey - 0.04%						5.70%, 5/1/2026	200		229
New Jersey Economic Development
Authority AGM						TOTAL MUNICIPAL BONDS			$13,999
0.00%, 2/15/2023(b)	200		109			U.S. GOVERNMENT & GOVERNMENT	Principal
New Jersey State Turnpike Authority						AGENCY OBLIGATIONS - 64.68%	Amount (000's)	Value	(000	's)
7.10%, 1/1/2041	300		420			Federal Home Loan Mortgage Corporation (FHLMC) -
New Jersey Transportation Trust Fund						8.73%
						2.68%, 1/1/2042(a),(e)	$500		$521
Authority						3.00%, 2/1/2032(e)	1,000		1,016
6.56%, 12/15/2040	56		74			3.01%, 2/1/2037(a),(e)	66		71
			$603			3.50%, 10/1/2025(e)	214		224
New York - 0.19%						3.50%, 10/1/2025(e)	304		318
City of New York NY						3.50%, 11/1/2025(e)	358		378
5.52%, 10/1/2037	100		114			3.50%, 11/1/2025(e)	80		84

See accompanying notes.

Schedule of Investments
Bond Market Index Fund
February 29, 2012 (unaudited)

U.S. GOVERNMENT & GOVERNMENT	Principal			U.S. GOVERNMENT & GOVERNMENT	Principal
AGENCY OBLIGATIONS (continued)	Amount (000's)	Value (000	's)	AGENCY OBLIGATIONS (continued)	Amount (000's)	Value (000	's)
Federal Home Loan Mortgage Corporation (FHLMC)				Federal Home Loan Mortgage Corporation (FHLMC)
(continued)				(continued)
3.50%, 11/1/2025(e)	$706	$739		4.50%, 7/1/2025(e)	$439	$469
3.50%, 11/1/2025(e)	159	167		4.50%, 3/1/2027(e),(f)	300	320
3.50%, 11/1/2025(e)	231	242		4.50%, 2/1/2030(e)	355	377
3.50%, 1/1/2026(e)	339	355		4.50%, 8/1/2030(e)	290	308
3.50%, 2/1/2026(e)	262	274		4.50%, 5/1/2031(e)	273	290
3.50%, 5/1/2026(e)	577	604		4.50%, 5/1/2034(e)	40	43
3.50%, 6/1/2026(e)	172	180		4.50%, 8/1/2036(e)	424	451
3.50%, 6/1/2026(e)	134	141		4.50%, 2/1/2039(e)	1,459	1,551
3.50%, 7/1/2026(e)	146	152		4.50%, 3/1/2039(e)	605	651
3.50%, 7/1/2026(e)	770	806		4.50%, 10/1/2039(e)	832	907
3.50%, 7/1/2026(e)	565	591		4.50%, 11/1/2039(e)	834	886
3.50%, 8/1/2026(e)	472	494		4.50%, 12/1/2039(e)	1,036	1,129
3.50%, 10/1/2026(e)	278	291		4.50%, 12/1/2039(e)	637	677
3.50%, 1/1/2027(e)	598	625		4.50%, 2/1/2040(e)	203	216
3.50%, 2/1/2041(e)	456	471		4.50%, 2/1/2040(e)	817	890
3.50%, 1/1/2042(e)	998	1,031		4.50%, 2/1/2040(e)	876	954
3.50%, 3/1/2042(e),(f)	1,000	1,031		4.50%, 2/1/2040(e)	943	1,003
4.00%, 6/1/2014(e)	114	121		4.50%, 4/1/2040(e)	1,167	1,241
4.00%, 4/1/2019(e)	309	330		4.50%, 5/1/2040(e)	346	367
4.00%, 12/1/2024(e)	147	158		4.50%, 5/1/2040(e)	850	916
4.00%, 2/1/2025(e)	422	447		4.50%, 7/1/2040(e)	681	734
4.00%, 3/1/2025(e)	398	421		4.50%, 7/1/2040(e)	694	748
4.00%, 3/1/2025(e)	231	245		4.50%, 8/1/2040(e)	1,257	1,346
4.00%, 4/1/2025(e)	339	358		4.50%, 8/1/2040(e)	451	479
4.00%, 6/1/2025(e)	365	386		4.50%, 8/1/2040(e)	420	446
4.00%, 6/1/2025(e)	466	493		4.50%, 8/1/2040(e)	432	462
4.00%, 7/1/2025(e)	159	168		4.50%, 8/1/2040(e)	750	798
4.00%, 8/1/2025(e)	290	314		4.50%, 9/1/2040(e)	373	397
4.00%, 8/1/2025(e)	247	261		4.50%, 9/1/2040(e)	234	248
4.00%, 9/1/2025(e)	99	104		4.50%, 2/1/2041(e)	560	596
4.00%, 2/1/2026(e)	431	456		4.50%, 3/1/2041(e)	869	924
4.00%, 3/1/2026(e)	27	29		4.50%, 4/1/2041(e)	471	500
4.00%, 7/1/2026(e)	618	654		4.50%, 4/1/2041(e)	469	499
4.00%, 3/1/2027(e),(f)	500	529		4.50%, 5/1/2041(e)	500	532
4.00%, 11/1/2031(e)	296	314		4.50%, 5/1/2041(e)	1,622	1,724
4.00%, 12/1/2031(e)	496	526		4.50%, 6/1/2041(e)	609	647
4.00%, 7/1/2039(e)	357	381		4.50%, 6/1/2041(e)	563	603
4.00%, 9/1/2039(e)	198	211		4.50%, 8/1/2041(e)	955	1,015
4.00%, 12/1/2039(e)	245	257		4.50%, 3/1/2042(e),(f)	900	956
4.00%, 12/1/2039(e)	475	498		5.00%, 12/1/2012(e)	97	98
4.00%, 1/1/2040(e)	366	384		5.00%, 5/1/2018(e)	121	131
4.00%, 3/1/2040(e)	300	315		5.00%, 8/1/2018(e)	188	203
4.00%, 9/1/2040(e)	474	499		5.00%, 4/1/2019(e)	138	149
4.00%, 10/1/2040(e)	919	966		5.00%, 12/1/2019(e)	427	461
4.00%, 10/1/2040(e)	377	396		5.00%, 2/1/2022(e)	158	170
4.00%, 12/1/2040(e)	551	579		5.00%, 9/1/2022(e)	205	221
4.00%, 12/1/2040(e)	454	477		5.00%, 6/1/2023(e)	139	150
4.00%, 12/1/2040(e)	1,028	1,081		5.00%, 7/1/2024(e)	181	195
4.00%, 12/1/2040(e)	479	503		5.00%, 6/1/2025(e)	201	216
4.00%, 12/1/2040(e)	478	508		5.00%, 3/1/2027(e),(f)	200	215
4.00%, 2/1/2041(e)	1,013	1,065		5.00%, 2/1/2030(e)	155	167
4.00%, 2/1/2041(e)	1,235	1,297		5.00%, 3/1/2030(e)	110	119
4.00%, 4/1/2041(e)	476	500		5.00%, 8/1/2033(e)	227	245
4.00%, 7/1/2041(e)	541	568		5.00%, 8/1/2033(e)	960	1,037
4.00%, 8/1/2041(e)	481	505		5.00%, 9/1/2033(e)	454	490
4.00%, 8/1/2041(e)	1,568	1,648		5.00%, 3/1/2034(e)	254	274
4.00%, 10/1/2041(e)	1,500	1,576		5.00%, 4/1/2034(e)	523	564
4.00%, 11/1/2041(e)	500	526		5.00%, 5/1/2034(e)	527	569
4.00%, 3/1/2042(e),(f)	200	210		5.00%, 8/1/2035(e)	273	295
4.50%, 11/1/2018(e)	300	318		5.00%, 8/1/2035(e)	145	156
4.50%, 4/1/2019(e)	273	293		5.00%, 9/1/2035(e)	421	454
4.50%, 4/1/2023(e)	223	238		5.00%, 9/1/2035(e)	1,000	1,080
4.50%, 1/1/2024(e)	411	446		5.00%, 10/1/2035(e)	521	562
4.50%, 1/1/2024(e)	149	159		5.00%, 12/1/2035(e)	563	608
4.50%, 7/1/2024(e)	224	242		5.00%, 12/1/2035(e)	909	981
4.50%, 9/1/2024(e)	347	377		5.00%, 4/1/2036(e)	75	81
4.50%, 9/1/2024(e)	315	343		5.00%, 8/1/2036(e)	675	728
4.50%, 4/1/2025(e)	408	435		5.00%, 5/1/2037(e)	328	354
4.50%, 5/1/2025(e)	345	369		5.00%, 2/1/2038(e)	716	772

See accompanying notes.

Schedule of Investments
Bond Market Index Fund
February 29, 2012 (unaudited)

U.S. GOVERNMENT & GOVERNMENT	Principal			U.S. GOVERNMENT & GOVERNMENT	Principal
AGENCY OBLIGATIONS (continued)	Amount (000's)	Value (000	's)	AGENCY OBLIGATIONS (continued)	Amount (000's)	Value (000	's)
Federal Home Loan Mortgage Corporation (FHLMC)				Federal Home Loan Mortgage Corporation (FHLMC)
(continued)				(continued)
5.00%, 6/1/2038(e)	$245	$265		6.00%, 7/1/2029(e)	$11	$12
5.00%, 9/1/2038(e)	65	70		6.00%, 2/1/2031(e)	20	23
5.00%, 2/1/2039(e)	576	621		6.00%, 12/1/2031(e)	61	68
5.00%, 3/1/2039(e)	604	659		6.00%, 1/1/2032(e)	449	501
5.00%, 7/1/2039(e)	602	655		6.00%, 6/1/2034(e)	586	653
5.00%, 8/1/2039(e)	27	29		6.00%, 8/1/2034(e)	112	124
5.00%, 10/1/2039(e)	602	658		6.00%, 5/1/2036(e)	671	741
5.00%, 1/1/2040(e)	1,072	1,170		6.00%, 6/1/2036(e)	532	588
5.00%, 3/1/2040(e)	211	227		6.00%, 2/1/2037(e)	75	83
5.00%, 7/1/2040(e)	818	882		6.00%, 5/1/2037(e)	73	81
5.00%, 7/1/2040(e)	765	824		6.00%, 10/1/2037(e)	560	616
5.00%, 8/1/2040(e)	606	653		6.00%, 11/1/2037(e)	602	663
5.00%, 8/1/2040(e)	413	445		6.00%, 12/1/2037(e)	115	127
5.00%, 4/1/2041(e)	670	729		6.00%, 1/1/2038(a),(e)	89	98
5.00%, 5/1/2041(e)	270	292		6.00%, 1/1/2038(e)	128	141
5.00%, 3/1/2042(e),(f)	3,400	3,660		6.00%, 1/1/2038(e)	482	531
5.01%, 6/1/2038(a),(e)	108	115		6.00%, 1/1/2038(e)	398	441
5.12%, 4/1/2038(a),(e)	66	70		6.00%, 5/1/2038(e)	481	533
5.13%, 6/1/2037(a),(e)	134	143		6.00%, 7/1/2038(e)	212	234
5.50%, 10/1/2016(e)	112	121		6.00%, 7/1/2038(e)	409	450
5.50%, 2/1/2017(e)	161	175		6.00%, 8/1/2038(e)	233	257
5.50%, 1/1/2018(e)	55	60		6.00%, 9/1/2038(e)	244	268
5.50%, 1/1/2018(e)	262	282		6.00%, 9/1/2038(e)	313	346
5.50%, 1/1/2022(e)	139	151		6.00%, 12/1/2039(e)	101	112
5.50%, 12/1/2032(e)	576	627		6.00%, 3/1/2042(e),(f)	2,000	2,197
5.50%, 3/1/2033(e)	67	73		6.50%, 3/1/2015(e)	1	1
5.50%, 12/1/2033(e)	34	37		6.50%, 12/1/2015(e)	2	2
5.50%, 1/1/2034(e)	271	295		6.50%, 6/1/2017(e)	72	79
5.50%, 1/1/2034(e)	1,225	1,335		6.50%, 4/1/2028(e)	4	5
5.50%, 3/1/2034(e)	590	649		6.50%, 3/1/2029(e)	21	24
5.50%, 10/1/2034(e)	263	287		6.50%, 5/1/2031(e)	34	39
5.50%, 10/1/2034(e)	29	31		6.50%, 6/1/2031(e)	1	1
5.50%, 2/1/2035(e)	21	23		6.50%, 6/1/2031(e)	7	8
5.50%, 2/1/2035(e)	486	529		6.50%, 10/1/2031(e)	6	7
5.50%, 3/1/2035(e)	336	366		6.50%, 2/1/2032(e)	4	4
5.50%, 11/1/2035(e)	574	624		6.50%, 5/1/2032(e)	7	8
5.50%, 5/1/2036(e)	564	614		6.50%, 5/1/2032(e)	14	15
5.50%, 5/1/2036(e)	146	159		6.50%, 4/1/2035(e)	29	33
5.50%, 7/1/2036(e)	555	604		6.50%, 3/1/2036(e)	232	261
5.50%, 11/1/2036(e)	419	456		6.50%, 9/1/2036(e)	159	179
5.50%, 2/1/2037(e)	30	32		6.50%, 8/1/2037(e)	92	103
5.50%, 7/1/2037(e)	80	87		6.50%, 10/1/2037(e)	247	281
5.50%, 7/1/2037(e)	419	455		6.50%, 11/1/2037(e)	298	336
5.50%, 9/1/2037(e)	234	254		6.50%, 12/1/2037(e)	49	55
5.50%, 11/1/2037(e)	294	319		6.50%, 2/1/2038(e)	50	56
5.50%, 1/1/2038(e)	235	255		6.50%, 9/1/2038(e)	548	617
5.50%, 4/1/2038(e)	87	95		6.50%, 9/1/2038(e)	417	467
5.50%, 4/1/2038(e)	94	102		6.50%, 10/1/2038(e)	66	74
5.50%, 5/1/2038(e)	226	247		6.50%, 1/1/2039(e)	264	296
5.50%, 5/1/2038(e)	124	135		6.50%, 9/1/2039(e)	351	397
5.50%, 6/1/2038(e)	253	275		7.00%, 10/1/2029(e)	8	9
5.50%, 6/1/2038(e)	89	98		7.00%, 11/1/2030(e)	3	3
5.50%, 7/1/2038(e)	160	173		7.00%, 1/1/2031(e)	2	2
5.50%, 7/1/2038(e)	613	669		7.00%, 9/1/2031(e)	56	66
5.50%, 10/1/2038(e)	103	112		7.00%, 1/1/2032(e)	6	6
5.50%, 11/1/2038(e)	213	231		7.00%, 9/1/2038(e)	129	147
5.50%, 1/1/2039(e)	537	583		7.50%, 10/1/2015(e)	1	1
5.50%, 4/1/2039(e)	637	698		7.50%, 12/1/2015(e)	3	4
5.50%, 1/1/2040(e)	554	607		7.50%, 7/1/2029(e)	166	199
5.50%, 3/1/2040(e)	158	171		7.50%, 1/1/2030(e)	4	5
5.50%, 3/1/2042(e),(f)	3,800	4,122		7.50%, 2/1/2030(e)	1	1
5.64%, 6/1/2037(a),(e)	337	359		7.50%, 7/1/2030(e)	1	1
6.00%, 8/1/2014(e)	1	1		7.50%, 8/1/2030(e)	1	1
6.00%, 7/1/2017(e)	5	5		7.50%, 10/1/2030(e)	16	19
6.00%, 5/1/2021(e)	56	60		7.50%, 12/1/2030(e)	1	1
6.00%, 11/1/2022(e)	103	112		8.00%, 11/1/2030(e)	1	1
6.00%, 2/1/2027(e)	290	320				$118,311
6.00%, 6/1/2029(e)	1	2
6.00%, 7/1/2029(e)	27	30

See accompanying notes.

Schedule of Investments
Bond Market Index Fund
February 29, 2012 (unaudited)

U.S. GOVERNMENT & GOVERNMENT	Principal			U.S. GOVERNMENT & GOVERNMENT	Principal
AGENCY OBLIGATIONS (continued)	Amount (000's)	Value (000	's)	AGENCY OBLIGATIONS (continued)	Amount (000's)	Value (000	's)

Federal National Mortgage Association (FNMA) - 14.90%				Federal National Mortgage Association (FNMA) (continued)
2.51%, 7/1/2041(e)	$455	$469		4.00%, 2/1/2031(e)	$821	$870
2.85%, 1/1/2042(a),(e)	1,000	1,042		4.00%, 7/1/2031(e)	532	564
3.00%, 11/1/2026(e)	981	1,020		4.00%, 10/1/2031(e)	232	247
3.14%, 6/1/2040(a),(e)	285	297		4.00%, 11/1/2031(e)	392	416
3.22%, 7/1/2040(a),(e)	663	694		4.00%, 12/1/2031(e)	300	318
3.25%, 12/1/2039(a),(e)	461	481		4.00%, 1/1/2032(e)	496	526
3.31%, 12/1/2040(a),(e)	417	438		4.00%, 3/1/2039(e)	399	420
3.32%, 3/1/2040(a),(e)	289	303		4.00%, 5/1/2039(e)	31	33
3.45%, 2/1/2041(a),(e)	410	430		4.00%, 8/1/2039(e)	82	86
3.47%, 1/1/2040(a),(e)	423	445		4.00%, 8/1/2039(e)	589	620
3.50%, 8/1/2025(e)	365	383		4.00%, 10/1/2039(e)	164	173
3.50%, 10/1/2025(e)	297	312		4.00%, 11/1/2039(e)	125	132
3.50%, 11/1/2025(e)	319	335		4.00%, 11/1/2039(e)	458	483
3.50%, 12/1/2025(e)	451	478		4.00%, 12/1/2039(e)	311	328
3.50%, 12/1/2025(e)	401	421		4.00%, 2/1/2040(e)	678	715
3.50%, 1/1/2026(e)	1,041	1,093		4.00%, 2/1/2040(e)	19	20
3.50%, 2/1/2026(e)	677	711		4.00%, 5/1/2040(e)	503	530
3.50%, 5/1/2026(e)	163	171		4.00%, 5/1/2040(e)	154	162
3.50%, 7/1/2026(e)	160	168		4.00%, 8/1/2040(e)	281	296
3.50%, 8/1/2026(e)	1,391	1,460		4.00%, 10/1/2040(e)	458	483
3.50%, 9/1/2026(e)	1,000	1,050		4.00%, 10/1/2040(e)	732	772
3.50%, 10/1/2026(e)	500	525		4.00%, 10/1/2040(e)	251	264
3.50%, 12/1/2026(e)	1,267	1,331		4.00%, 10/1/2040(e)	174	183
3.50%, 1/1/2027(e)	1,493	1,568		4.00%, 10/1/2040(e)	395	416
3.50%, 1/1/2031(e)	178	186		4.00%, 10/1/2040(e)	410	432
3.50%, 4/1/2031(e)	279	292		4.00%, 11/1/2040(e)	306	323
3.50%, 10/1/2040(e)	171	177		4.00%, 12/1/2040(e)	1,169	1,231
3.50%, 11/1/2040(e)	476	492		4.00%, 12/1/2040(e)	285	301
3.50%, 12/1/2040(e)	558	577		4.00%, 12/1/2040(e)	876	923
3.50%, 1/1/2041(e)	373	386		4.00%, 12/1/2040(e)	564	598
3.50%, 2/1/2041(e)	198	205		4.00%, 1/1/2041(e)	66	70
3.50%, 2/1/2041(e)	195	202		4.00%, 1/1/2041(e)	840	885
3.50%, 1/1/2042(e)	1,196	1,238		4.00%, 1/1/2041(e)	467	492
3.50%, 2/1/2042(e)	299	310		4.00%, 2/1/2041(e)	692	729
3.50%, 2/1/2042(e)	1,000	1,035		4.00%, 2/1/2041(e)	543	572
3.50%, 2/1/2042(e)	600	621		4.00%, 2/1/2041(e)	1,100	1,159
3.58%, 8/1/2040(a),(e)	329	346		4.00%, 3/1/2041(e)	473	498
3.64%, 5/1/2041(a),(e)	432	454		4.00%, 3/1/2041(e)	1,028	1,084
3.66%, 5/1/2041(a),(e)	410	430		4.00%, 9/1/2041(e)	2,220	2,339
3.67%, 2/1/2040(a),(e)	450	472		4.00%, 9/1/2041(e)	1,897	1,999
4.00%, 4/1/2014(e)	270	286		4.00%, 10/1/2041(e)	2,466	2,599
4.00%, 5/1/2014(e)	74	79		4.00%, 10/1/2041(e)	1,000	1,054
4.00%, 5/1/2024(e)	290	308		4.00%, 11/1/2041(e)	1,200	1,265
4.00%, 5/1/2024(e)	340	361		4.00%, 2/1/2042(e)	600	632
4.00%, 9/1/2024(e)	185	199		4.00%, 3/1/2042(e),(f)	600	631
4.00%, 11/1/2024(e)	124	131		4.50%, 2/1/2018(e)	474	509
4.00%, 1/1/2025(e)	462	489		4.50%, 5/1/2019(e)	720	774
4.00%, 3/1/2025(e)	287	304		4.50%, 9/1/2020(e)	118	127
4.00%, 4/1/2025(e)	134	142		4.50%, 5/1/2022(e)	327	351
4.00%, 5/1/2025(e)	360	382		4.50%, 2/1/2024(e)	94	101
4.00%, 5/1/2025(e)	147	156		4.50%, 4/1/2024(e)	69	74
4.00%, 5/1/2025(e)	432	458		4.50%, 4/1/2024(e)	70	75
4.00%, 5/1/2025(e)	272	288		4.50%, 11/1/2024(e)	222	238
4.00%, 5/1/2025(e)	82	87		4.50%, 12/1/2024(e)	234	250
4.00%, 6/1/2025(e)	198	209		4.50%, 12/1/2024(e)	340	371
4.00%, 6/1/2025(e)	255	270		4.50%, 2/1/2025(e)	268	288
4.00%, 8/1/2025(e)	426	451		4.50%, 2/1/2025(e)	452	485
4.00%, 11/1/2025(e)	548	581		4.50%, 4/1/2025(e)	70	75
4.00%, 11/1/2025(e)	509	539		4.50%, 4/1/2025(e)	27	29
4.00%, 1/1/2026(e)	332	353		4.50%, 5/1/2025(e)	675	723
4.00%, 3/1/2026(e)	78	83		4.50%, 4/1/2026(e)	610	656
4.00%, 5/1/2026(e)	494	525		4.50%, 3/1/2027(e),(f)	1,500	1,605
4.00%, 6/1/2026(e)	411	438		4.50%, 7/1/2029(e)	78	83
4.00%, 7/1/2026(e)	413	439		4.50%, 2/1/2030(e)	343	366
4.00%, 9/1/2026(e)	1,000	1,062		4.50%, 4/1/2030(e)	120	128
4.00%, 3/1/2027(e),(f)	500	529		4.50%, 9/1/2030(e)	312	333
4.00%, 4/1/2029(e)	222	235		4.50%, 1/1/2031(e)	274	292
4.00%, 10/1/2030(e)	387	411		4.50%, 4/1/2031(e)	178	190
4.00%, 12/1/2030(e)	507	538		4.50%, 5/1/2031(e)	267	285

See accompanying notes.

Schedule of Investments
Bond Market Index Fund
February 29, 2012 (unaudited)

U.S. GOVERNMENT & GOVERNMENT	Principal			U.S. GOVERNMENT & GOVERNMENT	Principal
AGENCY OBLIGATIONS (continued)	Amount (000's)	Value (000	's)	AGENCY OBLIGATIONS (continued)	Amount (000's)	Value (000	's)

Federal National Mortgage Association (FNMA) (continued)				Federal National Mortgage Association (FNMA) (continued)
4.50%, 8/1/2031(e)	$484	$517		5.00%, 11/1/2033(e)	$847	$916
4.50%, 8/1/2033(e)	237	253		5.00%, 2/1/2034(e)	108	116
4.50%, 8/1/2033(e)	498	531		5.00%, 3/1/2034(e)	146	158
4.50%, 11/1/2033(e)	1,000	1,067		5.00%, 5/1/2034(e)	1,049	1,134
4.50%, 1/1/2036(e)	43	46		5.00%, 2/1/2035(e)	1,000	1,090
4.50%, 3/1/2036(e)	88	94		5.00%, 4/1/2035(e)	194	209
4.50%, 1/1/2039(e)	174	186		5.00%, 7/1/2035(e)	1,000	1,081
4.50%, 2/1/2039(e)	427	455		5.00%, 7/1/2035(e)	432	467
4.50%, 4/1/2039(e)	806	871		5.00%, 7/1/2035(e)	104	112
4.50%, 4/1/2039(e)	756	829		5.00%, 9/1/2035(e)	288	312
4.50%, 4/1/2039(e)	293	313		5.00%, 10/1/2035(e)	563	609
4.50%, 6/1/2039(e)	435	470		5.00%, 3/1/2036(e)	674	729
4.50%, 6/1/2039(e)	994	1,074		5.00%, 4/1/2037(e)	20	21
4.50%, 6/1/2039(e)	418	446		5.00%, 7/1/2037(e)	320	346
4.50%, 7/1/2039(e)	871	941		5.00%, 2/1/2038(e)	2,626	2,838
4.50%, 7/1/2039(e)	412	445		5.00%, 6/1/2038(e)	126	136
4.50%, 8/1/2039(e)	432	467		5.00%, 1/1/2039(e)	561	613
4.50%, 9/1/2039(e)	451	481		5.00%, 2/1/2039(e)	836	914
4.50%, 12/1/2039(e)	803	867		5.00%, 3/1/2039(e)	551	596
4.50%, 12/1/2039(e)	392	418		5.00%, 4/1/2039(e)	488	530
4.50%, 12/1/2039(e)	461	504		5.00%, 4/1/2039(e)	678	739
4.50%, 12/1/2039(e)	889	971		5.00%, 7/1/2039(e)	668	730
4.50%, 1/1/2040(e)	953	1,041		5.00%, 10/1/2039(e)	613	670
4.50%, 2/1/2040(e)	643	695		5.00%, 12/1/2039(e)	400	443
4.50%, 2/1/2040(e)	420	454		5.00%, 1/1/2040(e)	792	877
4.50%, 3/1/2040(e)	677	723		5.00%, 2/1/2040(e)	822	914
4.50%, 4/1/2040(e)	1,248	1,331		5.00%, 5/1/2040(e)	401	433
4.50%, 5/1/2040(e)	439	475		5.00%, 6/1/2040(e)	280	303
4.50%, 5/1/2040(e)	427	455		5.00%, 6/1/2040(e)	841	920
4.50%, 5/1/2040(e)	2,255	2,422		5.00%, 8/1/2040(e)	415	449
4.50%, 6/1/2040(e)	447	482		5.00%, 8/1/2040(e)	395	427
4.50%, 7/1/2040(e)	444	479		5.00%, 11/1/2040(e)	551	595
4.50%, 8/1/2040(e)	807	861		5.00%, 4/1/2041(e)	393	425
4.50%, 9/1/2040(e)	393	419		5.00%, 5/1/2041(e)	732	792
4.50%, 9/1/2040(e)	402	428		5.00%, 5/1/2041(e)	575	621
4.50%, 9/1/2040(e)	726	774		5.00%, 5/1/2041(e)	999	1,081
4.50%, 10/1/2040(e)	1,932	2,061		5.00%, 3/1/2042(e),(f)	1,000	1,080
4.50%, 12/1/2040(e)	423	451		5.36%, 6/1/2037(a),(e)	334	360
4.50%, 3/1/2041(e)	458	488		5.42%, 1/1/2036(a),(e)	220	237
4.50%, 3/1/2041(e)	622	664		5.50%, 2/1/2014(e)	135	139
4.50%, 4/1/2041(e)	550	587		5.50%, 2/1/2015(e)	216	235
4.50%, 6/1/2041(e)	461	492		5.50%, 1/1/2017(e)	419	457
4.50%, 7/1/2041(e)	474	506		5.50%, 5/1/2019(e)	90	98
4.50%, 7/1/2041(e)	473	508		5.50%, 1/1/2021(e)	79	86
4.50%, 10/1/2041(e)	1,000	1,066		5.50%, 5/1/2021(e)	122	133
4.50%, 3/1/2042(e),(f)	12,000	12,786		5.50%, 10/1/2021(e)	88	96
4.54%, 4/1/2038(a),(e)	164	175		5.50%, 11/1/2022(e)	159	173
5.00%, 4/1/2014(e)	51	53		5.50%, 2/1/2023(e)	171	188
5.00%, 12/1/2017(e)	68	73		5.50%, 7/1/2023(e)	151	166
5.00%, 4/1/2018(e)	7	8		5.50%, 12/1/2023(e)	123	134
5.00%, 11/1/2018(e)	55	60		5.50%, 3/1/2027(e),(f)	300	326
5.00%, 6/1/2019(e)	362	392		5.50%, 6/1/2028(e)	209	227
5.00%, 7/1/2019(e)	405	438		5.50%, 9/1/2028(e)	70	77
5.00%, 11/1/2021(e)	170	184		5.50%, 1/1/2029(e)	136	149
5.00%, 2/1/2023(e)	169	182		5.50%, 12/1/2029(e)	361	394
5.00%, 7/1/2023(e)	40	43		5.50%, 6/1/2033(e)	312	341
5.00%, 12/1/2023(e)	239	258		5.50%, 4/1/2034(e)	643	705
5.00%, 12/1/2023(e)	103	112		5.50%, 5/1/2034(e)	666	728
5.00%, 1/1/2024(e)	262	285		5.50%, 6/1/2034(e)	25	27
5.00%, 1/1/2024(e)	590	645		5.50%, 11/1/2034(e)	561	613
5.00%, 7/1/2024(e)	162	177		5.50%, 1/1/2035(e)	119	131
5.00%, 3/1/2027(e),(f)	2,400	2,587		5.50%, 1/1/2035(e)	668	730
5.00%, 3/1/2030(e)	426	461		5.50%, 3/1/2035(e)	280	306
5.00%, 8/1/2030(e)	491	531		5.50%, 4/1/2035(e)	34	37
5.00%, 5/1/2033(e)	323	349		5.50%, 4/1/2035(e)	383	419
5.00%, 5/1/2033(e)	210	227		5.50%, 8/1/2035(e)	167	182
5.00%, 7/1/2033(e)	1,612	1,743		5.50%, 9/1/2035(e)	64	69
5.00%, 8/1/2033(e)	96	103		5.50%, 10/1/2035(e)	61	67
5.00%, 9/1/2033(e)	955	1,032		5.50%, 10/1/2035(e)	44	49

See accompanying notes.

Schedule of Investments
Bond Market Index Fund
February 29, 2012 (unaudited)

U.S. GOVERNMENT & GOVERNMENT	Principal			U.S. GOVERNMENT & GOVERNMENT	Principal
AGENCY OBLIGATIONS (continued)	Amount (000's)	Value (000	's)	AGENCY OBLIGATIONS (continued)	Amount (000's)	Value (000	's)

Federal National Mortgage Association (FNMA) (continued)				Federal National Mortgage Association (FNMA) (continued)
5.50%, 1/1/2036(e)	$110	$120		6.00%, 3/1/2037(e)	$1,696	$1,875
5.50%, 4/1/2036(e)	652	712		6.00%, 6/1/2037(e)	294	324
5.50%, 4/1/2036(e)	50	55		6.00%, 7/1/2037(e)	151	166
5.50%, 7/1/2036(e)	385	420		6.00%, 10/1/2037(e)	79	87
5.50%, 8/1/2036(e)	676	738		6.00%, 11/1/2037(e)	27	29
5.50%, 9/1/2036(e)	423	462		6.00%, 11/1/2037(e)	125	138
5.50%, 9/1/2036(e)	1,011	1,105		6.00%, 11/1/2037(e)	13	15
5.50%, 11/1/2036(e)	233	254		6.00%, 11/1/2037(e)	374	412
5.50%, 11/1/2036(e)	365	398		6.00%, 12/1/2037(e)	312	344
5.50%, 1/1/2037(e)	484	528		6.00%, 1/1/2038(e)	289	319
5.50%, 2/1/2037(e)	655	720		6.00%, 1/1/2038(e)	336	370
5.50%, 2/1/2037(e)	23	26		6.00%, 2/1/2038(e)	128	142
5.50%, 5/1/2037(e)	346	380		6.00%, 3/1/2038(e)	158	175
5.50%, 7/1/2037(e)	106	116		6.00%, 5/1/2038(e)	244	269
5.50%, 7/1/2037(e)	168	183		6.00%, 5/1/2038(e)	280	309
5.50%, 1/1/2038(e)	269	293		6.00%, 5/1/2038(e)	31	34
5.50%, 1/1/2038(e)	176	191		6.00%, 5/1/2038(e)	53	58
5.50%, 2/1/2038(e)	1,098	1,199		6.00%, 5/1/2038(e)	26	29
5.50%, 2/1/2038(e)	379	414		6.00%, 8/1/2038(e)	414	458
5.50%, 3/1/2038(e)	358	390		6.00%, 9/1/2038(e)	13	14
5.50%, 3/1/2038(e)	359	397		6.00%, 9/1/2038(e)	884	974
5.50%, 5/1/2038(e)	299	326		6.00%, 12/1/2038(e)	199	221
5.50%, 6/1/2038(e)	66	72		6.00%, 10/1/2039(e)	558	615
5.50%, 6/1/2038(e)	78	85		6.00%, 9/1/2040(e)	383	422
5.50%, 7/1/2038(e)	416	457		6.00%, 3/1/2042(e),(f)	2,100	2,310
5.50%, 7/1/2038(e)	350	381		6.50%, 12/1/2016(e)	245	270
5.50%, 8/1/2038(e)	8	9		6.50%, 5/1/2018(e)	3	4
5.50%, 9/1/2038(e)	124	136		6.50%, 7/1/2020(e)	66	71
5.50%, 11/1/2038(e)	289	315		6.50%, 12/1/2031(e)	7	8
5.50%, 11/1/2038(e)	389	424		6.50%, 3/1/2032(e)	35	40
5.50%, 11/1/2038(e)	322	351		6.50%, 7/1/2032(e)	94	107
5.50%, 11/1/2038(e)	377	411		6.50%, 11/1/2033(e)	113	129
5.50%, 12/1/2038(e)	172	187		6.50%, 8/1/2034(e)	291	332
5.50%, 12/1/2038(e)	294	322		6.50%, 9/1/2034(e)	303	345
5.50%, 12/1/2038(e)	449	491		6.50%, 10/1/2034(e)	73	83
5.50%, 1/1/2039(e)	289	315		6.50%, 7/1/2037(e)	156	177
5.50%, 4/1/2039(e)	180	197		6.50%, 7/1/2037(e)	102	116
5.50%, 9/1/2039(e)	412	449		6.50%, 8/1/2037(e)	557	629
5.50%, 10/1/2039(e)	215	236		6.50%, 1/1/2038(e)	236	266
5.50%, 12/1/2039(e)	786	864		6.50%, 2/1/2038(e)	104	117
5.50%, 12/1/2039(e)	355	388		6.50%, 3/1/2038(e)	951	1,074
5.50%, 6/1/2040(e)	213	233		6.50%, 3/1/2038(e)	51	58
5.50%, 7/1/2040(e)	317	347		6.50%, 5/1/2038(e)	233	263
5.50%, 3/1/2042(e)	4,000	4,356		6.50%, 9/1/2038(e)	166	187
5.61%, 4/1/2037(a),(e)	127	135		6.50%, 10/1/2039(e)	334	377
5.69%, 10/1/2047(a),(e)	156	167		6.50%, 3/1/2042(e),(f)	1,100	1,234
6.00%, 8/1/2012(e)	16	17		7.00%, 12/1/2037(e)	347	396
6.00%, 1/1/2014(e)	22	23		7.00%, 12/1/2037(e)	399	455
6.00%, 1/1/2016(e)	66	71		7.50%, 5/1/2031(e)	96	116
6.00%, 10/1/2016(e)	10	11				$201,901
6.00%, 6/1/2017(e)	387	416		Government National Mortgage Association (GNMA) - 7.13%
6.00%, 6/1/2017(e)	40	43
6.00%, 11/1/2017(e)	105	113		2.50%, 11/20/2040	477	495
6.00%, 5/1/2024(e)	331	357		2.50%, 12/20/2040	277	287
6.00%, 12/1/2032(e)	375	419		3.00%, 2/20/2041(a)	744	781
6.00%, 1/1/2033(e)	101	113		3.00%, 11/20/2041(a)	1,238	1,303
6.00%, 10/1/2033(e)	89	99		3.50%, 12/15/2025	179	191
6.00%, 12/1/2033(e)	220	246		3.50%, 5/15/2026	279	298
6.00%, 10/1/2034(e)	421	468		3.50%, 7/20/2040	257	272
6.00%, 12/1/2034(e)	193	214		3.50%, 1/20/2041	671	704
6.00%, 1/1/2035(e)	592	657		3.50%, 3/20/2041(a)	359	380
6.00%, 7/1/2035(e)	1,772	1,964		3.50%, 11/15/2041	500	524
6.00%, 7/1/2035(e)	626	699		3.50%, 11/20/2041	199	209
6.00%, 10/1/2035(e)	536	594		3.50%, 1/15/2042	500	525
6.00%, 5/1/2036(e)	106	117		3.50%, 1/20/2042	900	945
6.00%, 5/1/2036(e)	60	66		4.00%, 8/15/2024	317	342
6.00%, 6/1/2036(e)	428	472		4.00%, 12/15/2024	299	322
6.00%, 2/1/2037(e)	228	251		4.00%, 11/15/2025	185	200
6.00%, 3/1/2037(e)	521	574		4.00%, 5/15/2026	275	297

See accompanying notes.

Schedule of Investments
Bond Market Index Fund
February 29, 2012 (unaudited)

U.S. GOVERNMENT & GOVERNMENT	Principal			U.S. GOVERNMENT & GOVERNMENT	Principal
AGENCY OBLIGATIONS (continued)	Amount (000's)	Value (000	's)	AGENCY OBLIGATIONS (continued)	Amount (000's)	Value (000	's)
Government National Mortgage Association (GNMA)				Government National Mortgage Association (GNMA)
(continued)				(continued)
4.00%, 6/15/2039	$148	$159		4.50%, 5/15/2041	$485	$531
4.00%, 7/20/2040	529	571		4.50%, 7/15/2041	466	508
4.00%, 8/15/2040	370	399		4.50%, 7/20/2041	2,136	2,335
4.00%, 9/15/2040	453	489		4.50%, 9/20/2041	492	538
4.00%, 9/15/2040	477	516		4.50%, 11/20/2041	495	542
4.00%, 10/15/2040	471	510		4.50%, 12/20/2041	499	545
4.00%, 11/15/2040	90	97		4.50%, 3/1/2042(f)	2,300	2,506
4.00%, 11/15/2040	557	601		5.00%, 12/15/2032	9	10
4.00%, 11/20/2040	368	398		5.00%, 8/15/2033	751	830
4.00%, 12/20/2040	490	530		5.00%, 2/15/2034	844	934
4.00%, 1/15/2041	481	519		5.00%, 8/15/2035	571	632
4.00%, 1/15/2041	1,242	1,339		5.00%, 2/15/2038	9	11
4.00%, 1/15/2041	456	492		5.00%, 6/20/2038	842	929
4.00%, 5/15/2041	570	615		5.00%, 10/15/2038	420	464
4.00%, 5/15/2041	49	53		5.00%, 5/15/2039	215	238
4.00%, 5/15/2041	483	521		5.00%, 6/15/2039	435	485
4.00%, 7/20/2041(a)	468	499		5.00%, 6/15/2039	399	444
4.00%, 7/20/2041	482	520		5.00%, 6/20/2039	666	736
4.00%, 8/15/2041	389	420		5.00%, 7/15/2039	407	450
4.00%, 9/15/2041	1,000	1,078		5.00%, 7/15/2039	357	397
4.00%, 9/20/2041	100	108		5.00%, 7/15/2039	422	467
4.00%, 10/15/2041	498	537		5.00%, 7/15/2039	425	474
4.00%, 10/15/2041	597	645		5.00%, 8/15/2039	410	456
4.00%, 10/20/2041	898	969		5.00%, 9/15/2039	256	283
4.00%, 11/20/2041	787	848		5.00%, 9/15/2039	449	497
4.00%, 12/15/2041	1,396	1,506		5.00%, 9/15/2039	421	468
4.00%, 12/15/2041	895	966		5.00%, 9/15/2039	431	479
4.00%, 12/20/2041	797	860		5.00%, 11/15/2039	439	489
4.50%, 4/20/2026	237	256		5.00%, 2/15/2040	444	495
4.50%, 6/15/2034	17	19		5.00%, 2/15/2040	430	479
4.50%, 3/15/2039	475	521		5.00%, 2/15/2040	631	697
4.50%, 5/15/2039	601	663		5.00%, 4/15/2040	343	382
4.50%, 5/15/2039	537	587		5.00%, 5/15/2040	363	402
4.50%, 5/15/2039	530	579		5.00%, 5/15/2040	433	481
4.50%, 6/15/2039	1,330	1,460		5.00%, 5/20/2040	168	185
4.50%, 7/15/2039	369	403		5.00%, 6/15/2040	213	235
4.50%, 11/15/2039	387	423		5.00%, 6/15/2040	833	921
4.50%, 11/15/2039	2,328	2,562		5.00%, 6/15/2040	429	476
4.50%, 12/15/2039	771	847		5.00%, 6/20/2040	791	873
4.50%, 1/15/2040	857	940		5.00%, 7/15/2040	385	425
4.50%, 2/15/2040	146	159		5.00%, 7/20/2040	809	893
4.50%, 2/15/2040	258	282		5.00%, 1/20/2041	405	447
4.50%, 2/15/2040	169	184		5.00%, 5/20/2041	1,007	1,111
4.50%, 2/15/2040	485	529		5.00%, 6/20/2041	265	293
4.50%, 2/15/2040	501	546		5.00%, 7/20/2041	410	452
4.50%, 2/15/2040	410	447		5.00%, 8/20/2041	333	367
4.50%, 3/15/2040	801	874		5.00%, 10/20/2041	340	375
4.50%, 5/15/2040	393	429		5.00%, 11/20/2041	1,000	1,103
4.50%, 6/15/2040	447	488		5.50%, 6/15/2014	5	5
4.50%, 6/15/2040	516	562		5.50%, 1/15/2024	148	161
4.50%, 7/15/2040	369	402		5.50%, 11/15/2033	351	393
4.50%, 7/15/2040	448	489		5.50%, 3/15/2034	157	176
4.50%, 8/15/2040	694	757		5.50%, 4/15/2034	160	178
4.50%, 8/15/2040	463	505		5.50%, 7/15/2034	122	136
4.50%, 8/15/2040	577	629		5.50%, 11/15/2034	649	725
4.50%, 8/15/2040	531	583		5.50%, 2/15/2035	318	355
4.50%, 9/15/2040	714	779		5.50%, 3/15/2036	250	278
4.50%, 9/15/2040	458	503		5.50%, 4/15/2036	290	324
4.50%, 10/15/2040	533	585		5.50%, 12/15/2036	194	216
4.50%, 12/15/2040	355	387		5.50%, 4/15/2037	639	712
4.50%, 1/20/2041	624	682		5.50%, 6/15/2038	327	366
4.50%, 1/20/2041	556	611		5.50%, 11/15/2038	434	483
4.50%, 2/20/2041	555	610		5.50%, 1/15/2039	355	398
4.50%, 3/15/2041	408	445		5.50%, 1/15/2039	169	188
4.50%, 3/20/2041	449	491		5.50%, 1/15/2039	1,133	1,268
4.50%, 3/20/2041	552	606		5.50%, 5/15/2039	111	124
4.50%, 4/15/2041	475	518		5.50%, 12/15/2039	521	581
4.50%, 4/15/2041	1,118	1,220		5.50%, 7/20/2040	378	419
4.50%, 5/15/2041	542	595		5.50%, 11/15/2040	282	314

See accompanying notes.

     Schedule of Investments Bond Market Index Fund February 29, 2012 (unaudited)

U.S. GOVERNMENT & GOVERNMENT	Principal			U.S. GOVERNMENT & GOVERNMENT	Principal
AGENCY OBLIGATIONS (continued)	Amount (000's)	Value (000	's)	AGENCY OBLIGATIONS (continued)	Amount (000's)	Value (000	's)
Government National Mortgage Association (GNMA)
(continued)				U.S. Treasury (continued)
5.50%, 3/1/2042(f)	$1,400	$1,558		1.25%, 8/31/2015	$4,735	$4,852
6.00%, 7/20/2028	2	2		1.25%, 9/30/2015	2,200	2,253
				1.25%, 10/31/2015	1,430	1,464
6.00%, 7/15/2032	16	18		1.25%, 1/31/2019	3,000	2,974
6.00%, 12/15/2032	16	18
6.00%, 10/15/2034	375	423		1.38%, 2/15/2013	6,050	6,118
				1.38%, 3/15/2013	3,700	3,745
6.00%, 4/15/2035	292	330		1.38%, 5/15/2013	1,750	1,774
6.00%, 4/15/2036	173	195
6.00%, 6/15/2036	560	631		1.38%, 11/30/2015	1,500	1,543
				1.38%, 9/30/2018	2,500	2,512
6.00%, 4/15/2037	655	738		1.38%, 11/30/2018	1,190	1,193
6.00%, 5/15/2037	441	496
6.00%, 11/20/2037	381	427		1.38%, 12/31/2018	1,000	1,001
				1.50%, 12/31/2013	2,550	2,606
6.00%, 1/15/2038	245	276		1.50%, 6/30/2016	3,000	3,098
6.00%, 8/15/2038	311	351
6.00%, 9/15/2039	510	576		1.50%, 7/31/2016	2,000	2,065
6.00%, 9/15/2039	768	866		1.50%, 8/31/2018	630	639
6.00%, 4/15/2040	101	113		1.75%, 4/15/2013	2,600	2,644

6.00%, 3/1/2042(f)	1,400	1,572		1.75%, 1/31/2014	3,800	3,904
6.50%, 5/15/2023	5	5		1.75%, 3/31/2014	2,070	2,131
				1.75%, 7/31/2015	1,500	1,562
6.50%, 10/20/2028	9	11		1.75%, 5/31/2016	2,500	2,609
6.50%, 5/20/2029	7	8
6.50%, 2/20/2032	5	5		1.75%, 10/31/2018	2,000	2,056
				1.88%, 2/28/2014	3,000	3,093
6.50%, 5/20/2032	56	65		1.88%, 4/30/2014	1,800	1,860
6.50%, 5/15/2037	508	583
6.50%, 8/20/2038	300	344		1.88%, 6/30/2015	2,500	2,613
				1.88%, 8/31/2017	1,900	1,988
6.50%, 9/15/2038	353	406		1.88%, 9/30/2017	3,880	4,057
7.00%, 1/15/2028	6	8
7.00%, 3/15/2029	14	17		1.88%, 10/31/2017	4,820	5,037
				2.00%, 11/30/2013	1,400	1,442
7.00%, 7/15/2031	11	13		2.00%, 1/31/2016	2,000	2,106
8.00%, 8/20/2029	2	2		2.00%, 4/30/2016	3,116	3,283
		$96,624		2.00%, 11/15/2021	5,400	5,427
U.S. Treasury - 33.92%				2.13%, 11/30/2014	4,720	4,939
0.13%, 8/31/2013	1,250	1,247		2.13%, 5/31/2015	1,440	1,515
0.13%, 9/30/2013	3,000	2,993		2.13%, 12/31/2015	710	751
0.13%, 12/31/2013	3,000	2,991		2.13%, 2/29/2016	200	212
0.25%, 10/31/2013	3,500	3,498		2.13%, 8/15/2021	3,400	3,468
0.25%, 11/30/2013	2,000	1,999		2.25%, 5/31/2014	2,500	2,606
0.25%, 1/31/2014	3,000	2,997		2.25%, 1/31/2015	4,065	4,278
0.25%, 9/15/2014	1,900	1,893		2.25%, 3/31/2016	2,000	2,128
0.25%, 12/15/2014	2,500	2,489		2.25%, 11/30/2017	2,000	2,132
0.25%, 1/15/2015	3,000	2,986		2.25%, 7/31/2018	1,000	1,062
0.38%, 6/30/2013	1,250	1,252		2.38%, 8/31/2014	1,250	1,312
0.38%, 7/31/2013	2,000	2,003		2.38%, 9/30/2014	2,200	2,312
0.38%, 11/15/2014	4,000	3,997		2.38%, 10/31/2014	2,450	2,577
0.50%, 5/31/2013	2,000	2,007		2.38%, 2/28/2015	2,291	2,421
0.50%, 10/15/2013	1,000	1,004		2.38%, 3/31/2016	1,500	1,603
0.50%, 11/15/2013	400	401		2.38%, 7/31/2017	2,400	2,576
0.50%, 8/15/2014	2,000	2,006		2.38%, 5/31/2018	10,100	10,816
0.50%, 10/15/2014	2,753	2,761		2.38%, 6/30/2018	1,500	1,605
0.63%, 2/28/2013	7,721	7,754		2.50%, 3/31/2013	2,000	2,049
0.63%, 4/30/2013	2,000	2,009		2.50%, 3/31/2015	3,100	3,293
0.63%, 7/15/2014	2,000	2,012		2.50%, 4/30/2015	2,000	2,127
0.75%, 3/31/2013	1,600	1,609		2.50%, 6/30/2017	1,900	2,052
0.75%, 8/15/2013	1,700	1,712		2.63%, 6/30/2014	4,080	4,295
0.75%, 9/15/2013	3,000	3,022		2.63%, 7/31/2014	2,200	2,319
0.75%, 12/15/2013	300	302		2.63%, 12/31/2014	2,260	2,399
0.75%, 6/15/2014	3,500	3,532		2.63%, 2/29/2016	650	701
0.88%, 11/30/2016	2,500	2,506		2.63%, 4/30/2016	1,300	1,403
0.88%, 12/31/2016	1,270	1,272		2.63%, 1/31/2018	1,500	1,631
0.88%, 1/31/2017	3,000	3,003		2.63%, 4/30/2018	1,000	1,087
1.00%, 7/15/2013	1,250	1,263		2.63%, 8/15/2020	3,428	3,681
1.00%, 1/15/2014	1,050	1,064		2.63%, 11/15/2020	3,774	4,044
1.00%, 5/15/2014	1,500	1,522		2.75%, 2/28/2013	1,200	1,230
1.00%, 8/31/2016	2,000	2,020		2.75%, 10/31/2013	1,065	1,108
1.00%, 9/30/2016	2,000	2,019		2.75%, 11/30/2016	2,239	2,439
1.00%, 10/31/2016	5,000	5,045		2.75%, 5/31/2017	680	743
1.13%, 6/15/2013	4,180	4,227		2.75%, 12/31/2017	3,200	3,501
1.25%, 2/15/2014	480	489		2.75%, 2/28/2018	500	547
1.25%, 4/15/2014	1,600	1,631		2.75%, 2/15/2019	2,000	2,184

See accompanying notes.

Schedule of Investments
Bond Market Index Fund
February 29, 2012 (unaudited)

U.S. GOVERNMENT & GOVERNMENT	Principal				U.S. GOVERNMENT & GOVERNMENT	Principal
AGENCY OBLIGATIONS (continued)	Amount (000's)	Value (000	's)		AGENCY OBLIGATIONS (continued)	Amount (000's)	Value (000	's)

U.S. Treasury (continued)					U.S. Treasury (continued)
2.88%, 3/31/2018	$1,000	$1,102			5.50%, 8/15/2028	$700	$969
3.00%, 8/31/2016	2,000	2,197			6.00%, 2/15/2026	1,645	2,336
3.00%, 9/30/2016	1,341	1,475			6.13%, 11/15/2027	2,012	2,935
3.00%, 2/28/2017	4,622	5,100			6.13%, 8/15/2029	485	720
3.13%, 4/30/2013	750	775			6.25%, 8/15/2023	1,300	1,845
3.13%, 8/31/2013	3,000	3,128			6.25%, 5/15/2030	365	553
3.13%, 9/30/2013	2,620	2,738			6.38%, 8/15/2027	700	1,042
3.13%, 10/31/2016	1,650	1,825			6.50%, 11/15/2026	900	1,343
3.13%, 1/31/2017	1,240	1,375			6.63%, 2/15/2027	1,100	1,664
3.13%, 4/30/2017	2,380	2,645			6.75%, 8/15/2026	800	1,216
3.13%, 5/15/2019	2,270	2,535			6.88%, 8/15/2025	1,125	1,709
3.13%, 5/15/2021	2,910	3,231			7.25%, 5/15/2016	2,140	2,722
3.13%, 11/15/2041	3,840	3,872			7.50%, 11/15/2016	1,600	2,094
3.25%, 5/31/2016	2,180	2,411			7.50%, 11/15/2024	300	473
3.25%, 6/30/2016	1,000	1,107			7.63%, 11/15/2022	120	185
3.25%, 7/31/2016	1,000	1,109			7.63%, 2/15/2025	400	639
3.25%, 12/31/2016	844	940			7.88%, 2/15/2021	500	757
3.25%, 3/31/2017	1,890	2,110			8.00%, 11/15/2021	270	419
3.38%, 6/30/2013	2,040	2,125			8.13%, 8/15/2019	400	591
3.38%, 7/31/2013	1,500	1,566			8.13%, 5/15/2021	200	309
3.38%, 11/15/2019	2,900	3,291			8.13%, 8/15/2021	300	466
3.50%, 5/31/2013	1,310	1,363			8.50%, 2/15/2020	300	458
3.50%, 2/15/2018	1,450	1,649			8.75%, 5/15/2017	2,004	2,805
3.50%, 5/15/2020	4,750	5,438			8.75%, 8/15/2020	300	470
3.50%, 2/15/2039	1,520	1,654			8.88%, 2/15/2019	270	407
3.63%, 5/15/2013	1,400	1,457			9.25%, 2/15/2016	500	669
3.63%, 8/15/2019	1,900	2,190			9.88%, 11/15/2015	250	336
3.63%, 2/15/2020	3,750	4,328			10.63%, 8/15/2015	721	971
3.63%, 2/15/2021	3,840	4,431					$459,764
3.75%, 11/15/2018	3,100	3,591			TOTAL U.S. GOVERNMENT & GOVERNMENT AGENCY
3.75%, 8/15/2041	3,090	3,506			OBLIGATIONS		$876,600
3.88%, 2/15/2013	4,590	4,752				Maturity
3.88%, 5/15/2018	2,600	3,023			REPURCHASE AGREEMENTS - 6.38%	Amount (000's)	Value (000	's)
3.88%, 8/15/2040	2,700	3,130
4.00%, 2/15/2014	9,967	10,686		Banks	- 6.38%
4.00%, 2/15/2015	1,670	1,844			Investment in Joint Trading Account; Credit	$27,462	$27,462
4.00%, 8/15/2018	840	986			Suisse Repurchase Agreement; 0.15%
4.13%, 5/15/2015	1,750	1,952			dated 02/29/12 maturing 03/01/12
4.25%, 8/15/2013	1,900	2,010			(collateralized by US Government
4.25%, 11/15/2013	1,900	2,028			Securities; $28,011,372; 0.13% - 1.75%;
4.25%, 8/15/2014	2,500	2,737			dated 12/31/13 - 10/31/15)
4.25%, 11/15/2014	1,100	1,213			Investment in Joint Trading Account; Deutsche	31,189	31,189
4.25%, 8/15/2015	2,200	2,478			Bank Repurchase Agreement; 0.18% dated
4.25%, 11/15/2017	700	824			02/29/12 maturing 03/01/12 (collateralized
4.25%, 5/15/2039	1,939	2,390			by US Government Securities;
4.25%, 11/15/2040	2,800	3,454			$31,812,915; 0.00% - 8.20%; dated
4.38%, 2/15/2038	1,060	1,329			03/01/12 - 07/15/32)
4.38%, 11/15/2039	2,750	3,456			Investment in Joint Trading Account; JP	9,808	9,808
4.38%, 5/15/2040	2,775	3,490			Morgan Repurchase Agreement; 0.12%
4.38%, 5/15/2041	3,600	4,534			dated 02/29/12 maturing 03/01/12
4.50%, 11/15/2015	2,000	2,287			(collateralized by US Government
4.50%, 2/15/2016	1,900	2,186			Securities; $10,004,061; 0.00% - 7.00%;
4.50%, 5/15/2017	500	591			dated 10/15/12 - 01/15/30)
4.50%, 2/15/2036	2,840	3,611			Investment in Joint Trading Account; Merrill	18,049	18,049
4.50%, 5/15/2038	950	1,215			Lynch Repurchase Agreement; 0.14%
4.50%, 8/15/2039	1,465	1,877			dated 02/29/12 maturing 03/01/12
4.63%, 11/15/2016	1,800	2,116			(collateralized by US Government
4.63%, 2/15/2017	1,200	1,418			Securities; $18,409,593; 0.00% - 0.88%;
4.63%, 2/15/2040	2,450	3,201			dated 02/07/13 - 01/31/17)
4.75%, 5/15/2014	1,700	1,865					$86,508
4.75%, 8/15/2017	1,150	1,381			TOTAL REPURCHASE AGREEMENTS		$86,508
4.75%, 2/15/2037	540	713			Total Investments		$1,418,151
4.75%, 2/15/2041	2,600	3,468			Liabilities in Excess of Other Assets, Net - (4.64)%		$(62,925)
4.88%, 8/15/2016	3,000	3,542			TOTAL NET ASSETS - 100.00%		$1,355,226
5.00%, 5/15/2037	880	1,202
5.13%, 5/15/2016	900	1,065
5.25%, 11/15/2028	1,110	1,500			(a) Variable Rate. Rate shown is in effect at February 29, 2012.
5.25%, 2/15/2029	650	880			(b) Non-Income Producing Security
5.38%, 2/15/2031	453	631			(c) Security purchased on a when-issued basis.

See accompanying notes.

Schedule of Investments
Bond Market Index Fund
February 29, 2012 (unaudited)

(d)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. Unless otherwise indicated, these securities are not considered illiquid. At the end of the period, the value of these securities totaled $2,363 or 0.17% of net assets.
(e)	This entity was put into conservatorship by the US Government in 2008. See Notes to Financial Statements for additional information.
(f)	Security was purchased in a "to-be-announced" ("TBA") transaction. See Notes to Financial Statements for additional information.

Unrealized Appreciation (Depreciation)

The net federal income tax unrealized appreciation (depreciation) and federal tax cost of investments held as of the period end were as follows:

Unrealized Appreciation	$48,190
Unrealized Depreciation	(1,243)
Net Unrealized Appreciation (Depreciation)	$46,947
Cost for federal income tax purposes	$1,371,204

All dollar amounts are shown in thousands (000's)

Portfolio Summary (unaudited)

Sector	Percent
Government	42 .49%
Mortgage Securities	32 .76%
Financial	14 .27%
Consumer, Non-cyclical	2 .97%
Communications	2 .71%
Energy	2 .48%
Utilities	1 .66%
Basic Materials	1 .27%
Industrial	1 .06%
Consumer, Cyclical	0 .99%
Technology	0 .80%
Revenue Bonds	0 .57%
General Obligation Unltd	0 .37%
Asset Backed Securities	0 .15%
Insured	0 .07%
General Obligation Ltd	0 .02%
Liabilities in Excess of Other Assets, Net	(4.64)%
TOTAL NET ASSETS	100.00%

See accompanying notes.

Schedule of Investments
Diversified Real Asset Fund
February 29, 2012 (unaudited)

COMMON STOCKS - 38.69%	Shares Held	Value (000	's)	COMMON STOCKS (continued)	Shares Held	Value (000	's)

Agriculture - 0.03%				Mining (continued)
Adecoagro SA (a)	36,547	$332		First Quantum Minerals Ltd	89,615	$2,051
				First Uranium Corp (a)	27,218	5
				Freeport-McMoRan Copper & Gold Inc	39,617	1,686
Building Materials - 0.17%				Gabriel Resources Ltd (a)	70,726	432
Indocement Tunggal Prakarsa Tbk PT	456,308	883		Highland Gold Mining Ltd	9,090	23
Semen Gresik Persero Tbk PT	747,921	933		Impala Platinum Holdings Ltd ADR	33,581	734
		$1,816		Kinross Gold Corp	72,885	808
Chemicals - 0.14%				Nevsun Resources Ltd	62,532	258
Mosaic Co/The	18,201	1,051		Newcrest Mining Ltd	25,465	915
Potash Corp of Saskatchewan Inc	9,577	446		Northern Dynasty Minerals Ltd (a)	46,424	321
		$1,497		Pan American Silver Corp	38,032	953
				Pilot Gold Inc (a)	7,676	14
Coal - 0.17%				Platinum Group Metals Ltd (a)	120,284	172
Adaro Energy Tbk PT	3,853,018	820		Quadra FNX Mining Ltd (a)	24,444	370
Consol Energy Inc	27,004	967		Randgold Resources Ltd ADR	18,464	2,118
		$1,787		Rio Tinto PLC ADR	20,530	1,169
				Seabridge Gold Inc (a)	15,419	365
Commercial Services - 0.68%
Abertis Infraestructuras SA	110,100	1,881		SEMAFO Inc	135,374	908
Atlantia SpA	98,000	1,641		Silver Wheaton Corp	27,852	1,069
DP World Ltd (a)	3,250	39		Southern Copper Corp	15,238	490
				Tahoe Resources Inc (a)	21,461	458
Shenzhen International Holdings Ltd	14,348,600	999
Sichuan Expressway Co Ltd (a)	1,298,900	603		Western Areas NL	39,503	241
Transurban Group	314,200	1,887		Xstrata PLC	74,436	1,421
		$7,050				$25,177

Electric - 1.19%				Miscellaneous Manufacturing - 0.03%
				Neo Material Technologies Inc (a)	32,371	285
DUET Group	1,445,848	2,760
ITC Holdings Corp	22,800	1,721
NorthWestern Corp	27,000	938		Oil & Gas - 4.77%
PG&E Corp	89,800	3,743		Advantage Oil & Gas Ltd (a)	38,410	149
Red Electrica Corp SA	44,800	2,262		Anadarko Petroleum Corp	27,209	2,289
Spark Infrastructure Group	627,300	918		Apache Corp	15,018	1,621
		$12,342		Bankers Petroleum Ltd (a)	119,149	588
Energy - Alternate Sources - 0.03%				Berry Petroleum Co	19,876	1,072
Linc Energy Ltd (a)	183,999	294		BG Group PLC	65,668	1,585
				Bill Barrett Corp (a)	23,933	700
				Bonavista Energy Corp	20,199	470
Engineering & Construction - 0.23%				Cairn Energy PLC (a)	37,727	207
Flughafen Zuerich AG	2,500	967		Carrizo Oil & Gas Inc (a)	29,328	826
Fraport AG Frankfurt Airport Services	23,100	1,421		Cimarex Energy Co	17,741	1,431
Worldwide				Cobalt International Energy Inc (a)	61,275	1,842
		$2,388		Concho Resources Inc (a)	25,990	2,777
				Denbury Resources Inc (a)	72,567	1,445
Gas - 1.62%				Energy XXI Bermuda Ltd (a)	17,396	651
CenterPoint Energy Inc	100,300	1,955		Ensco PLC ADR	23,322	1,360
National Grid PLC	796,100	8,125		EOG Resources Inc	12,678	1,444
NiSource Inc	80,000	1,920		Far East Energy Corp (a)	309,779	92
Sempra Energy	49,100	2,909		FX Energy Inc (a)	15,972	101
Snam SpA	397,300	1,923		Helmerich & Payne Inc	17,541	1,075
		$16,832		Hess Corp	14,948	970
Holding Companies - Diversified - 0.16%				HollyFrontier Corp	45,429	1,482
Wharf Holdings Ltd	271,900	1,702		HRT Participacoes em Petroleo SA (a)	487	192
				Kodiak Oil & Gas Corp (a)	75,633	733
				Kosmos Energy Ltd (a)	22,362	313
Iron & Steel - 0.25%				Laredo Petroleum Holdings Inc (a)	18,095	459
Cliffs Natural Resources Inc	23,069	1,464		Marathon Petroleum Corp	31,707	1,317
Reliance Steel & Aluminum Co	20,514	1,102		MEG Energy Corp (a)	10,221	450
		$2,566		MEG Energy Corp (a),(b),(c),(d)	6,400	281
Lodging - 0.05%				Nabors Industries Ltd (a)	28,246	615
Starwood Hotels & Resorts Worldwide Inc	9,677	522		Newfield Exploration Co (a)	16,213	584
				Niko Resources Ltd	8,241	389
				Noble Energy Inc	26,562	2,594
Mining - 2.42%				Occidental Petroleum Corp	20,177	2,106
African Rainbow Minerals Ltd	36,662	932		OGX Petroleo e Gas Participacoes SA (a)	166,144	1,648
Alacer Gold Corp (a)	95,692	924		Oil Search Ltd	121,849	909
Alamos Gold Inc	44,215	824		Pacific Rubiales Energy Corp	53,815	1,563
BHP Billiton Ltd ADR	18,814	1,445		Patterson-UTI Energy Inc	46,867	910
Cia de Minas Buenaventura SA ADR	30,126	1,209		QGEP Participacoes SA	45,315	396
Detour Gold Corp (a)	17,589	483		Quicksilver Resources Inc (a)	76,896	426
Eldorado Gold Corp	105,316	1,609		Rosetta Resources Inc (a)	23,569	1,203
European Goldfields Ltd (a)	58,267	770

See accompanying notes.

     Schedule of Investments Diversified Real Asset Fund February 29, 2012 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value	(000	's)	COMMON STOCKS (continued)	Shares Held	Value (000	's)

Oil & Gas (continued)					Real Estate (continued)
Rowan Cos Inc (a)	32,649		$1,204		Hongkong Land Holdings Ltd	302,300	$1,672
Sanchez Energy Corp (a)	17,132		410		Hufvudstaden AB	36,500	405
Southwestern Energy Co (a)	44,183		1,461		Mitsubishi Estate Co Ltd	188,600	3,411
Suncor Energy Inc	43,910		1,578		Mitsui Fudosan Co Ltd	161,000	3,054
Sunoco Inc	23,900		923		New World Development Co Ltd	228,200	314
Talisman Energy Inc	87,377		1,201		Renhe Commercial Holdings Co Ltd	8,448,100	1,013
Whiting Petroleum Corp (a)	27,029		1,585		Soho China Ltd	810,500	591
			$49,627		Sponda OYJ	111,100	468
					Sun Hung Kai Properties Ltd	284,000	4,372
Oil & Gas Services - 1.86%					Supalai PCL (d)	1,096,400	511
Cameron International Corp (a)	44,979		2,506
					Swire Properties Ltd (a)	147,800	364
Core Laboratories NV	6,277		764				$22,497
Dresser-Rand Group Inc (a)	19,529		1,026
Dril-Quip Inc (a)	31,455		2,201		REITS - 8.36%
FMC Technologies Inc (a)	24,929		1,257		Advance Residence Investment Corp	279	517
Halliburton Co	58,604		2,144		American Assets Trust Inc	37,492	807
Key Energy Services Inc (a)	91,812		1,566		American Tower Corp	112,800	7,059
Lufkin Industries Inc	15,144		1,206		Astro Japan Property Group	190,767	421
National Oilwell Varco Inc	38,410		3,170		Australand Property Group	191,100	543
Schlumberger Ltd	31,189		2,421		AvalonBay Communities Inc	16,804	2,179
Targa Resources Corp	25,600		1,137		Boardwalk Real Estate Investment Trust	17,000	956
			$19,398		Boston Properties Inc	27,083	2,750
					BRE Properties Inc	20,839	1,009
Pipelines - 12.62%					Cambridge Industrial Trust	1,318,400	548
Buckeye Partners LP (b)	87,333		5,223
					Camden Property Trust	26,474	1,641
Chesapeake Midstream Partners LP	123,100		3,516		Canadian Real Estate Investment Trust	29,600	1,144
Copano Energy LLC (b)	75,900		2,822
					CapLease Inc	48,200	194
DCP Midstream Partners LP	33,820		1,647		Centro Retail Australia (a)	297,800	596
El Paso Corp	70,400		1,958		Champion REIT	2,055,300	917
Enbridge Energy Partners LP	101,500		3,304		Charter Hall Retail REIT	198,500	668
Enbridge Inc	198,800		7,667		Colonial Properties Trust	39,891	819
Energy Transfer Equity LP	82,200		3,575		CubeSmart	93,800	1,058
Energy Transfer Partners LP	101,100		4,792		CYS Investments Inc	68,797	934
Enterprise Products Partners LP	200,000		10,376		Dexus Property Group	1,120,800	1,076
Gibson Energy Inc	44,900		968		Digital Realty Trust Inc	19,663	1,426
Holly Energy Partners LP (b)	27,900		1,708
					Dundee Real Estate Investment Trust	25,500	887
Kinder Morgan Energy Partners LP	93,300		8,304		DuPont Fabros Technology Inc	13,201	302
Kinder Morgan Inc/Delaware	57,900		2,040		Education Realty Trust Inc	60,184	619
Magellan Midstream Partners LP (b)	130,900		9,578
					Entertainment Properties Trust	16,625	756
MarkWest Energy Partners LP	54,400		3,254		Equity One Inc	55,450	1,055
Oiltanking Partners LP (b)	17,081		553
					Equity Residential	53,839	3,063
ONEOK Inc	28,800		2,380		Essex Property Trust Inc	8,718	1,220
ONEOK Partners LP	125,820		7,323		Extra Space Storage Inc	48,063	1,267
Plains All American Pipeline LP	125,800		10,404		Federal Realty Investment Trust	13,579	1,295
Provident Energy Ltd	78,700		944		General Growth Properties Inc	23,282	379
Regency Energy Partners LP	167,600		4,441		Glimcher Realty Trust	121,372	1,202
Spectra Energy Corp	183,900		5,771		Great Portland Estates PLC	157,371	884
Sunoco Logistics Partners LP	122,700		4,791		Hammerson PLC	163,509	1,019
Targa Resources Partners LP	106,800		4,544		HCP Inc	43,766	1,729
TC Pipelines LP	23,070		1,071		Hersha Hospitality Trust	104,472	525
Tesoro Logistics LP	15,000		547		Host Hotels & Resorts Inc	131,421	2,074
TransCanada Corp	101,400		4,465		ICADE	8,647	716
Western Gas Partners LP (b)	74,700		3,421
Williams Partners LP (b)	160,078		9,958		Japan Real Estate Investment Corp	120	1,060
					Japan Retail Fund Investment Corp	500	749
			$131,345		Klepierre	33,320	1,058
Publicly Traded Investment Fund - 0.09%					Land Securities Group PLC	155,139	1,666
Bilfinger Berger Global Infrastructure SICAV	282,300		476		LaSalle Hotel Properties	33,523	894
SA (a)					Link REIT/The	399,600	1,499
John Laing Infrastructure Fund Ltd	274,200		478		Lippo Malls Indonesia Retail Trust	1,281,600	405
			$954		LTC Properties Inc	18,700	577
					Mapletree Commercial Trust	737,000	513
Real Estate - 2.16%					Mirvac Group	1,255,862	1,616
Brookfield Office Properties Inc	55,000		956		Mori Trust Sogo Reit Inc	63	577
CapitaLand Ltd	397,400		979		Nippon Building Fund Inc	71	680
Castellum AB	74,500		981		Northern Property Real Estate Investment	26,000	872
China Overseas Land & Investment Ltd	244,300		512		Trust
FKP Property Group	776,729		458		Pennsylvania Real Estate Investment Trust	29,900	401
Growthpoint Properties Ltd	256,017		700		ProLogis Inc	26,039	876
GSW Immobilien AG (a)	24,400		767		PS Business Parks Inc	17,511	1,093
Hang Lung Properties Ltd	147,800		559		Public Storage	20,896	2,802
Henderson Land Development Co Ltd	65,300		410		Ramco-Gershenson Properties Trust	66,465	736

See accompanying notes.

Schedule of Investments
Diversified Real Asset Fund
February 29, 2012 (unaudited)

	COMMON STOCKS (continued)	Shares Held		Value (000	's)			Principal

	REITS (continued)						BONDS (continued)	Amount (000's)	Value	(000	's)
	RioCan Real Estate Investment Trust	28,200		$773			Finance - Mortgage Loan/Banker (continued)
	Saul Centers Inc	16,900		640			Freddie Mac (continued)
	Shaftesbury PLC	109,898		857			0.21%, 05/06/2013(e)	$5,000		$5,008
	Simon Property Group Inc	44,775		6,066			1.00%, 08/28/2012	8,000		8,034
	SL Green Realty Corp	25,769		1,960			1.13%, 07/27/2012	5,000		5,019
	Suntec Real Estate Investment Trust	814,700		801						$71,609
	Unibail-Rodamco SE	13,300		2,569			TOTAL BONDS			$95,343
	United Urban Investment Corp	700		770			COMMODITY INDEXED STRUCTURED	Principal
	Ventas Inc	27,818		1,556		NOTES	- 6.93%	Amount (000's)	Value	(000	's)
	Vornado Realty Trust	12,184		996
	Westfield Group	373,710		3,523		Banks	- 5.48%
	Westfield Retail Trust	683,983		1,841			BNP Paribas Capital Trust V; Dow Jones -
	Workspace Group PLC	104,450		374			UBS Commodity Index Linked Notes
							0.00%, 03/27/2013(a),(e)	5,400		5,371
				$87,054
							CIBC; Dow Jones - UBS Commodity Index
	Shipbuilding - 0.02%						Linked Notes
	OSX Brasil SA (a)	23,436		215			0.02%, 12/04/2012(e)	10,000		9,839
							Deutsche Bank AG; Dow Jones - UBS
	Telecommunications - 0.83%						Commodity Index Linked Notes
							0.10%, 12/17/2012(e)	5,900		6,471
	Crown Castle International Corp (a)	64,800		3,357
							0.10%, 01/11/2013(e)	5,000		5,805
	Eutelsat Communications SA	25,500		951
	SBA Communications Corp (a)	60,600		2,844			JP Morgan; Dow Jones - UBS Commodity
	SES SA	60,500		1,460			Index Linked Notes
							0.46%, 10/25/2012(e)	10,000		10,139
				$8,612			Morgan Stanley; Dow Jones - UBS
	Transportation - 0.15%						Commodity Index Linked Notes
	Groupe Eurotunnel SA	166,400		1,444			0.10%, 12/10/2012(e)	11,000		10,529
	Guangshen Railway Co Ltd	260,000		102			Societe Generale; Dow Jones - UBS
				$1,546			Commodity Index Linked Notes
							0.24%, 11/27/2012(e)	9,300		8,902
Water	- 0.66%									$57,056
	American Water Works Co Inc	56,400		1,933
	Severn Trent PLC	98,700		2,473			Sovereign - 1.45%
	United Utilities Group PLC	251,500		2,447			Swedish Export Credit; Dow Jones - UBS
				$6,853			Commodity Index Linked Notes
	TOTAL COMMON STOCKS			$402,691			0.00%, 11/21/2012(a),(e)	12,900		15,106
	PREFERRED STOCKS - 0.09%	Shares Held	Value	(000	's)
							TOTAL COMMODITY INDEXED STRUCTURED NOTES			$72,162
	Electric - 0.09%						SENIOR FLOATING RATE INTERESTS - 5.33%	Principal
	Eletropaulo Metropolitana Eletricidade de Sao	44,600		961				Amount (000's)	Value	(000	's)
	Paulo SA
							Airlines - 0.07%
	TOTAL PREFERRED STOCKS			$961			United Air Lines Inc, Term Loan B
		Principal					0.00%, 02/01/2014(e),(f)	$750		$729
BONDS	- 9.16%	Amount (000's)		Value (000	's)

	Federal & Federally Sponsored Credit - 2.28%						Automobile Parts & Equipment - 0.14%
	Federal Farm Credit Bank						Federal-Mogul Corporation, Term Loan B
	0.19%, 04/10/2012(e)	$4,000		$4,000			0.00%, 12/27/2013(e),(f)	993		950
	0.24%, 08/13/2012(e)	1,900		1,901			Federal-Mogul Corporation, Term Loan C
	0.24%, 02/01/2013(e)	6,000		6,002			0.00%, 12/27/2015(e),(f)	507		485
	0.30%, 05/03/2013(e)	5,000		5,003						$1,435
	0.40%, 07/02/2012	2,000		2,002			Biotechnology - 0.24%
	1.00%, 06/04/2012	4,815		4,826			Fenwal Inc, Delayed Draw 1st Lien Term
				$23,734			Loan
	Finance - Mortgage Loan/Banker - 6.88%						0.00%, 02/28/2014(e),(f)	377		366
	Fannie Mae						Fenwal Inc, Initial 1st Lien Term Loan
	0.27%, 08/23/2012(e)	4,000		4,003			0.00%, 02/28/2014(e),(f)	2,198		2,138
	0.27%, 11/23/2012(e)	2,000		2,002						$2,504
	0.30%, 12/03/2012	4,000		4,005			Chemicals - 0.21%
	1.13%, 07/30/2012	5,000		5,021			Tronox Inc, 1st Lien Term Loan
	Federal Home Loan Banks						0.00%, 02/03/2018(e),(f)	786		785
	0.17%, 04/02/2012	10,000		10,000			Tronox Inc, Delayed DrawTerm Loan
	0.20%, 04/30/2013	3,000		2,998			0.00%, 02/03/2018(e),(f)	214		214
	0.21%, 11/01/2012(e)	5,000		5,002
							Univar Inc, Term Loan B
	0.24%, 04/12/2013	6,000		5,999			5.00%, 06/30/2017(e),(f)	1,250		1,240
	0.40%, 09/21/2012	3,000		3,000						$2,239
	0.47%, 12/20/2012(e)	4,000		4,006
	1.13%, 05/18/2012	4,000		4,009			Commercial Services - 0.31%
	Freddie Mac						Ceridian Corporation, Term Loan
	0.21%, 03/21/2013(e)	3,500		3,503			3.24%, 11/09/2014(e)	850		804

See accompanying notes.

Schedule of Investments
Diversified Real Asset Fund
February 29, 2012 (unaudited)

	SENIOR FLOATING RATE INTERESTS	Principal			SENIOR FLOATING RATE INTERESTS	Principal
	(continued)	Amount (000's) Value (000's)			(continued)	Amount (000's) Value (000's)

	Commercial Services (continued)				Leisure Time - 0.11%
	Harland Clarke Holdings Corp,Term Loan B				Sabre Inc, Initial Term Loan
	0.00%, 06/30/2014(e),(f)	$1,000	$914		0.00%, 09/30/2014(e),(f)	$1,250	$1,172
	Interactive Data Corp, Term Loan
	0.00%, 02/11/2018(e),(f)	500	499
	Pharmaceutical Product Development Inc,				Lodging - 0.09%
	Term Loan				Caesars Entertainment Operating Co Inc, Term

	0.00%, 10/10/2018(e),(f)	1,000	1,008		Loan B2
					0.00%, 01/28/2015(e),(f)	1,000	937
			$3,225

	Consumer Products - 0.10%			Media	- 0.44%
	Reynolds Group Holdings Inc, Term Loan B				Cequel Communications LLC, Term Loan B
	0.00%, 02/09/2018(e),(f)	500	505
					4.00%, 02/10/2019(e)	1,000	990
	Reynolds Group Holdings Inc, Term Loan C
	0.00%, 07/07/2018(e),(f)	500	505		Clear Channel Communications Inc, Term
					Loan B
			$1,010		3.89%, 01/29/2016(e)	2,000	1,641
	Diversified Financial Services - 0.11%				Kabel Deutschland Vertrieb und Service
	Ocwen Financial Corp, Initial Term Loan				GmbH, Term Loan F
	0.00%, 09/01/2016(e),(f)	600	600		0.00%, 01/30/2019(e),(f)	1,000	995
	Ocwen Financial Corp, Term Loan				TL Acquisitions Inc, Term Loan
	0.00%, 12/09/2016(e),(f)	500	499		0.00%, 07/03/2014(e),(f)	1,000	928
			$1,099				$4,554

	Electronics - 0.05%				Metal Fabrication & Hardware - 0.09%
	NXP Semiconductor LLC, Term Loan A-2				Schaeffler AG, Term Loan C2
	0.00%, 03/04/2017(e),(f)	500	496		0.00%, 02/14/2017(e),(f)	955	958

	Entertainment - 0.05%				Mining - 0.10%
	CCM Merger Inc, Term Loan				Noranda Aluminum Acquisition Holding Corp,
	0.00%, 02/01/2017(e),(f)	500	499		Term Loan
					0.00%, 02/24/2019(e),(f)	1,000	1,001

Food	- 0.20%
	Roundy's Supermarkets Inc, 1st Lien Term				Oil & Gas - 0.09%
	Loan				Hercules Offshore Inc, Term Loan
	5.67%, 02/10/2019(e)	500	500		0.00%, 07/11/2013(e),(f)	1,000	991
	US Foodservice Inc, Term Loan
	0.00%, 07/03/2014(e),(f)	1,600	1,544
					Oil & Gas Services - 0.18%
			$2,044		CCS Inc, Delayed Draw Term Loan
					0.00%, 11/11/2014(e),(f)	1,100	1,064
	Healthcare - Products - 0.13%
	Carestream Health Inc, Term Loan				Frac Tech International LLC, Term Loan B
	5.00%, 02/25/2017(e)	1,439	1,367		0.00%, 05/06/2016(e),(f)	825	820
							$1,884

	Healthcare - Services - 0.46%				Pharmaceuticals - 0.34%
	Drumm Investors LLC, Term Loan				Grifols Inc, Term Loan B
	0.00%, 05/04/2018(e),(f)	1,500	1,411		0.00%, 06/01/2017(e),(f)	1,000	999
	Health Management Associates Inc, Term				Valeant Pharmaceuticals International Inc,
	Loan B				Term Loan B
	0.00%, 11/22/2018(e),(f)	1,000	994		0.00%, 02/08/2019(e),(f)	1,500	1,495
	Multiplan Inc, Term Loan B				Warner Chilcott Corp, Term Loan B1
	4.75%, 08/26/2017(e)	800	783		0.00%, 03/15/2018(e),(f)	457	456
	Renal Advantage Holdings Inc, Term Loan B				Warner Chilcott Corp, Term Loan B2
	0.00%, 12/16/2016(d),(e),(f)	160	160		0.00%, 03/15/2018(e),(f)	229	228
	Universal Health Services Inc, Term Loan B				Warner Chilcott Corp, Term Loan B3
	0.00%, 11/15/2016(e),(f)	1,500	1,494		0.00%, 03/15/2018(e),(f)	314	314
			$4,842				$3,492

	Household Products & Wares - 0.12%			REITS	- 0.07%
	Spectrum Brands Holdings Inc, 1st Lien Term				iStar Financial Inc, Term Loan A1
	Loan				0.00%, 06/28/2013(e),(f)	695	692
	0.00%, 06/17/2016(e),(f)	1,250	1,251
					Retail - 0.41%
	Internet - 0.17%				Academy Ltd, Initial Term Loan
	Open Solutions Inc, Term Loan B				6.00%, 08/03/2018(e)	1,800	1,800
	0.00%, 01/23/2014(a),(e)	1,000	930		Claire's Stores Inc, Term Loan B
	Web.com Group Inc, Term Loan 1st Lien				0.00%, 05/27/2014(e),(f)	500	474
	0.00%, 10/27/2017(e),(f)	850	830		Dunkin' Brands Inc, Term Loan B2
			$1,760		0.00%, 11/23/2017(e),(f)	1,000	997

See accompanying notes.

     Schedule of Investments Diversified Real Asset Fund February 29, 2012 (unaudited)

SENIOR FLOATING RATE INTERESTS	Principal				U.S. GOVERNMENT & GOVERNMENT	Principal
(continued)	Amount (000's)		Value (000	's)	AGENCY OBLIGATIONS (continued)	Amount (000's)	Value (000	's)

Retail (continued)					U.S. Treasury Inflation-Indexed Obligations (continued)
Jo-Ann Stores Inc, Term Loan					1.63%, 01/15/2015	$1,672	$1,833
0.00%, 03/19/2018(e),(f)	$1,000		$986		1.63%, 01/15/2018	3,156	3,663
			$4,257		1.75%, 01/15/2028	9,512	11,668
					1.88%, 07/15/2013	11,108	11,777
Software - 0.69%					1.88%, 07/15/2015	5,831	6,539
Attachmate Corporation, Term Loan 1st Lien					1.88%, 07/15/2019	2,970	3,575
0.00%, 04/27/2017(e),(f)	1,000		987
					2.00%, 04/15/2012	9,756	9,837
Blackboard Inc, Term Loan B					2.00%, 01/15/2014	4,867	5,232
0.00%, 10/04/2018(e),(f)	1,025		1,011
					2.00%, 07/15/2014	6,010	6,588
Emdeon Business Services LLC, Term Loan					2.00%, 01/15/2016	2,041	2,324
6.75%, 11/01/2018(e)	1,000		1,012
					2.00%, 01/15/2026	2,894	3,633
First Data Corp, Term Loan B1					2.13%, 01/15/2019	3,321	4,024
0.00%, 12/24/2014(e),(f)	1,300		1,243
					2.13%, 02/15/2040	8,709	11,996
Genesys Telecommunications, Term Loan					2.13%, 02/15/2041	9,906	13,693
0.00%, 01/25/2019(e),(f)	500		502
					2.38%, 01/15/2017	576	681
Infor Global Solutions, 2nd Lien Term Loan					2.38%, 01/15/2025	15,700	20,406
0.00%, 03/02/2014(e),(f)	317		287
					2.38%, 01/15/2027	4,896	6,440
Infor Global Solutions, Delayed Draw Term					2.50%, 07/15/2016	7,915	9,323
Loan					2.50%, 01/15/2029	4,856	6,601
0.00%, 03/02/2014(e),(f)	183		166
					2.63%, 07/15/2017	479	582
Infor Global Solutions, Term Loan B2					3.00%, 07/15/2012	12,714	13,075
0.00%, 07/28/2015(e),(f)	1,000		975
					3.38%, 04/15/2032	1,148	1,806
Sophia LP, Term Loan B					3.63%, 04/15/2028	9,579	14,520
0.00%, 06/05/2018(e),(f)	1,000		1,010
					3.88%, 04/15/2029	10,200	16,174
			$7,193				$271,821
Telecommunications - 0.36%					TOTAL U.S. GOVERNMENT & GOVERNMENT AGENCY
Intelsat Jackson Holdings SA, Term Loan B					OBLIGATIONS		$324,324
0.00%, 04/06/2018(e),(f)	1,500		1,497			Maturity
IPC Systems Inc, Term Loan B 2nd Lien					REPURCHASE AGREEMENTS - 8.19%	Amount (000's)	Value (000	's)
0.00%, 06/01/2015(e),(f)	1,000		856
UPC Financing Partnership, Term Loan AB					Banks - 8.19%
4.75%, 12/31/2017(e)	1,425		1,423		Investment in Joint Trading Account; Credit	$27,053	$27,052
					Suisse Repurchase Agreement; 0.15%
			$3,776		dated 02/29/12 maturing 03/01/12
TOTAL SENIOR FLOATING RATE INTERESTS			$55,407		(collateralized by US Government
U.S. GOVERNMENT & GOVERNMENT	Principal				Securities; $27,593,698; 0.13% - 1.75%;
AGENCY OBLIGATIONS - 31.16%	Amount (000's)	Value	(000	's)	dated 12/31/13 - 10/31/15)
Federal Home Loan Mortgage Corporation (FHLMC) - 0.96%					Investment in Joint Trading Account; Deutsche	30,724	30,724
					Bank Repurchase Agreement; 0.18% dated
0.10%, 05/24/2012(g),(h)	$5,000		$4,999
0.10%, 06/12/2012(g),(h)	5,000		4,998		02/29/12 maturing 03/01/12 (collateralized
					by US Government Securities;
			$9,997		$31,338,558; 0.00% - 8.20%; dated
Federal National Mortgage Association (FNMA) - 0.77%					03/01/12 - 07/15/32)
0.11%, 06/18/2012(g),(h)	8,000		7,999		Investment in Joint Trading Account; JP	9,662	9,662
					Morgan Repurchase Agreement; 0.12%
					dated 02/29/12 maturing 03/01/12
U.S. Treasury - 2.64%					(collateralized by US Government
0.38%, 08/31/2012	5,000		5,006		Securities; $9,854,892; 0.00% - 7.00%;
0.63%, 06/30/2012	5,000		5,008		dated 10/15/12 - 01/15/30)
0.88%, 02/28/2017	6,240		6,240		Investment in Joint Trading Account; Merrill	17,780	17,780
1.00%, 03/31/2012	2,500		2,502		Lynch Repurchase Agreement; 0.14%
1.50%, 07/15/2012	5,000		5,026		dated 02/29/12 maturing 03/01/12
3.13%, 11/15/2041	3,020		3,045		(collateralized by US Government
3.13%, 02/15/2042	676		681		Securities; $18,135,091; 0.00% - 0.88%;
			$27,508		dated 02/07/13 - 01/31/17)
U.S. Treasury Bill - 0.67%							$85,218
0.11%, 04/19/2012(h)	7,000		6,999		TOTAL REPURCHASE AGREEMENTS		$85,218
					Total Investments		$1,036,106
					Other Assets in Excess of Liabilities, Net - 0.45%		$4,722
U.S. Treasury Inflation-Indexed Obligations - 26.12%					TOTAL NET ASSETS - 100.00%		$1,040,828
0.13%, 04/15/2016	18,601		19,783
0.13%, 01/15/2022	8,031		8,364
0.50%, 04/15/2015	17,307		18,438		(a) Non-Income Producing Security
0.63%, 04/15/2013	203		210		(b) Security is Illiquid
0.63%, 07/15/2021	11,091		12,187		(c)	Security exempt from registration under Rule 144A of the Securities Act of
0.75%, 02/15/2042	6,247		6,287		1933. These securities may be resold in transactions exempt from
1.13%, 01/15/2021	1,439		1,645		registration, normally to qualified institutional buyers. Unless otherwise
1.25%, 04/15/2014	8,579		9,152		indicated, these securities are not considered illiquid. At the end of the
1.38%, 07/15/2018	947		1,095		period, the value of these securities totaled $281 or 0.03% of net assets.
1.38%, 01/15/2020	7,448		8,670

See accompanying notes.

Schedule of Investments
Diversified Real Asset Fund
February 29, 2012 (unaudited)

(d)	Market value is determined in accordance with procedures established in good faith by the Board of Directors. At the end of the period, the value of these securities totaled $952 or 0.09% of net assets.
(e)	Variable Rate. Rate shown is in effect at February 29, 2012.
(f)	This Senior Floating Rate Note will settle after February 29, 2012, at which time the interest rate will be determined.
(g)	This entity was put into conservatorship by the US Government in 2008. See Notes to Financial Statements for additional information.
(h)	Rate shown is the discount rate of the original purchase.

Unrealized Appreciation (Depreciation)
The net federal income tax unrealized appreciation (depreciation) and federal tax cost of investments held as of the period end were as follows:

Unrealized Appreciation		$53,698
Unrealized Depreciation		(10,152)
Net Unrealized Appreciation (Depreciation)		$43,546
Cost for federal income tax purposes		$992,560

All dollar amounts are shown in thousands (000's)

Portfolio Summary (unaudited)
Sector		Percent
Government		40 .04%
Financial		24 .46%
Energy		19 .72%
Utilities		3 .56%
Basic Materials		3 .12%
Consumer, Non-cyclical		2 .61%
Communications		1 .80%
Mortgage Securities		1 .73%
Consumer, Cyclical		0 .92%
Industrial		0 .74%
Technology		0 .69%
Diversified		0 .16%
Other Assets in Excess of Liabilities, Net		0 .45%
TOTAL NET ASSETS		100.00%

Foreign Currency Contracts

Foreign Currency Purchase	Counterparty	Delivery Date	Contracts to Accept	In Exchange For	Value	Net Unrealized
Contracts						Appreciation/(Depreciation)
Australian Dollar	State Street Financial	03/15/2012	6,777,446	$7,224	$7,257	$33
British Pound	State Street Financial	03/15/2012	1,171,232	1,842	1,863	21
Euro	State Street Financial	03/15/2012	3,643,159	4,804	4,854	50
Hong Kong Dollar	State Street Financial	03/15/2012	33,768,276	4,355	4,354	(1)
Japanese Yen	State Street Financial	03/15/2012	115,744,959	1,445	1,424	(21)
New Zealand Dollar	State Street Financial	03/15/2012	218,805	180	182	2
Norwegian Krone	State Street Financial	03/15/2012	727,834	126	130	4
Singapore Dollar	State Street Financial	03/15/2012	4,605,966	3,654	3,683	29
South African Rand	State Street Financial	03/15/2012	3,357,585	433	446	13
Swedish Krona	State Street Financial	03/15/2012	4,122,376	618	623	5
Swiss Franc	State Street Financial	03/15/2012	1,611,148	1,757	1,782	25
Thailand Baht	State Street Financial	03/15/2012	9,640,850	317	318	1
Total						$161

Foreign Currency Sale	Counterparty	Delivery Date	Contracts to Deliver	In Exchange For	Value	Net Unrealized
Contracts						Appreciation/(Depreciation)
Australian Dollar	State Street Financial	03/15/2012	9,700,972	$10,330	$10,387	$(57)
British Pound	State Street Financial	03/15/2012	873,443	1,371	1,389	(18)
Euro	State Street Financial	03/15/2012	2,692,891	3,558	3,588	(30)
Hong Kong Dollar	State Street Financial	03/15/2012	25,431,254	3,279	3,279	—
Japanese Yen	State Street Financial	03/15/2012	182,924,363	2,349	2,251	98
Norwegian Krone	State Street Financial	03/15/2012	263,056	46	47	(1)
Singapore Dollar	State Street Financial	03/15/2012	2,961,655	2,348	2,368	(20)
South African Rand	State Street Financial	03/15/2012	8,516,325	1,095	1,132	(37)
Swedish Krona	State Street Financial	03/15/2012	4,705,178	703	711	(8)
Swiss Franc	State Street Financial	03/15/2012	392,709	431	434	(3)

See accompanying notes.

Schedule of Investments
Diversified Real Asset Fund
February 29, 2012 (unaudited)

Foreign Currency Contracts (continued)

Foreign Currency Sale							Net Unrealized
Contracts	Counterparty		Delivery Date Contracts to Deliver In Exchange For			Value	Appreciation/(Depreciation)
Thailand Baht	State Street Financial		03/15/2012	24,771,166	802	818	(16)
Total							$(92)

All dollar amounts are shown in thousands (000's)

Futures Contracts

							Unrealized
Type		Long/Short	Contracts	Notional Value	Market Value		Appreciation/(Depreciation)
US 10 Year Note; June 2012		Long	216	$28,334		$28,286	$(48)
US 5 Year Note; June 2012		Long	132	16,269		16,259	(10)
US Long Bond; June 2012		Short	64	9,116		9,066	50
US Ultra Bond; June 2012		Short	102	16,146		16,040	106
Total							$98
All dollar amounts are shown in thousands (000's)

See accompanying notes.

Schedule of Investments
Global Multi-Strategy Fund
February 29, 2012 (unaudited)

COMMON STOCKS - 52.13%	Shares Held	Value	(000	's)	COMMON STOCKS (continued)	Shares Held	Value	(000	's)

Advertising - 0.49%					Automobile Manufacturers - 0.36%
AirMedia Group Inc ADR(a)	10,300		$31		Bayerische Motoren Werke AG	138		$13
Dentsu Inc	1,200		37		Daihatsu Motor Co Ltd	7,000		134
Focus Media Holding Ltd ADR(a)	13,705		333		Dongfeng Motor Group Co Ltd	18,000		35
Hakuhodo DY Holdings Inc	1,270		77		Fiat SpA	10,034		58
Interpublic Group of Cos Inc/The (b)	28,700		336		Fuji Heavy Industries Ltd	22,000		166
Omnicom Group Inc (b)	12,715		629		Hino Motors Ltd	9,000		64
Teleperformance SA	8,193		219		Isuzu Motors Ltd	26,000		147
			$1,662		Navistar International Corp (a),(b)	4,700		196
					PACCAR Inc	5,910		272
Aerospace & Defense - 1.63%					Suzuki Motor Corp	3,900		93
Alliant Techsystems Inc (b)	2,400		144
					Volvo AB - B Shares	3,102		45
BAE Systems PLC	19,327		96					$1,223
BE Aerospace Inc (a),(b)	7,255		333
Boeing Co/The (b)	1,477		111		Automobile Parts & Equipment - 0.49%
European Aeronautic Defence and Space Co	7,391		268		Aisin Seiki Co Ltd	200		7
NV					BorgWarner Inc (a),(b)	765		63
General Dynamics Corp (b)	12,240		896		Bridgestone Corp	1,100		27
Goodrich Corp (b)	4,004		504		Calsonic Kansei Corp	6,000		35
L-3 Communications Holdings Inc (b)	3,029		213		Cie Generale des Etablissements Michelin	634		44
Lockheed Martin Corp (b)	7,705		681		Continental AG	753		69
Northrop Grumman Corp (b)	8,014		479		Dana Holding Corp	7,966		127
Orbital Sciences Corp (a),(b)	11,000		155		JTEKT Corp	10,900		123
Raytheon Co (b)	6,762		342		KYB Co Ltd	2,000		11
Rolls-Royce Holdings PLC (a),(c)	18,055		234		Meritor Inc (a)	7,122		53
Safran SA	7,369		247		Modine Manufacturing Co (a)	19,605		178
Teledyne Technologies Inc (a),(b)	1,200		71		NHK Spring Co Ltd	12,200		126
Thales SA	632		23		Pirelli & C SpA	3,317		35
TransDigm Group Inc (a)	2,510		298		Stanley Electric Co Ltd	1,900		32
Triumph Group Inc	2,490		159		Sumitomo Electric Industries Ltd	1,100		14
United Technologies Corp (b)	2,422		203		Tokai Rika Co Ltd	5,600		98
Zodiac Aerospace	1,200		116		Toyota Boshoku Corp	1,500		19
			$5,573		TRW Automotive Holdings Corp (a)	900		41
					Valeo SA	5,116		275
Agriculture - 0.39%					WABCO Holdings Inc (a),(b)	3,300		196
Altria Group Inc (b)	6,412		193
					Westport Innovations Inc (a)	2,570		104
Archer-Daniels-Midland Co (b)	1,900		59
					Yokohama Rubber Co Ltd/The	2,000		13
Asian Citrus Holdings Ltd	222,152		134					$1,690
Bunge Ltd (b)	700		47
Japan Tobacco Inc	23		122		Banks - 2.10%
Lorillard Inc (b)	1,193		156		Aozora Bank Ltd	21,000		61
Philip Morris International Inc (b)	4,895		409		Associated Banc-Corp (b)	3,500		46
Reynolds American Inc (b)	2,205		93		Banco Santander Brasil SA/Brazil ADR	9,900		106
Swedish Match AB	2,918		112		Bank of America Corp	75,105		599
			$1,325		Barclays PLC	17,415		68
					Capital One Financial Corp (b)	2,308		117
Airlines - 0.24%					CapitalSource Inc (b)	15,700		106
Alaska Air Group Inc (a)	700		48
					Chiba Bank Ltd/The	1,000		6
Copa Holdings SA	100		7		Citigroup Inc	1,500		50
Delta Air Lines Inc (a),(b)	23,828		234
					City National Corp/CA (b)	400		19
Deutsche Lufthansa AG	3,454		48		Commerce Bancshares Inc/MO (b)	420		16
International Consolidated Airlines Group SA	6,528		17		Cullen/Frost Bankers Inc	3,880		219
(a)
					Deutsche Postbank AG (a)	1,565		58
Skymark Airlines Inc	2,900		26		East West Bancorp Inc (b)	8,600		190
Southwest Airlines Co (b)	15,338		138
					EFG International AG (a)	10,381		97
United Continental Holdings Inc (a)	12,633		261
					Fifth Third Bancorp (b)	11,900		162
US Airways Group Inc (a)	7,900		58
					First Republic Bank/San Francisco CA (a)	4,010		120
			$837		Fukuoka Financial Group Inc	8,000		35
Apparel - 0.46%					Fulton Financial Corp (b)	8,600		84
Adidas AG	1,152		91		Goldman Sachs Group Inc/The	1,850		213
Coach Inc (b)	2,396		179		Governor & Co of the Bank of Ireland/The (a)	172,363		31
Crocs Inc (a)	5,100		100		Hanmi Financial Corp (a),(b)	4,274		37
Deckers Outdoor Corp (a)	5,350		400		Hokuhoku Financial Group Inc	11,000		21
Hanesbrands Inc (a)	20,380		586		Huntington Bancshares Inc/OH (b)	38,700		226
Hermes International	237		88		JP Morgan Chase & Co	15,013		589
Nike Inc (b)	200		22		KeyCorp (b)	27,400		222
Puma SE	96		33		M&T Bank Corp (b)	4,891		400
Warnaco Group Inc/The (a),(b)	500		29		Mitsubishi UFJ Financial Group Inc	12,700		66
Wolverine World Wide Inc	1,000		38		Mizuho Financial Group Inc	18,600		31
			$1,566		Morgan Stanley	3,140		58
					Nishi-Nippon City Bank Ltd/The	19,000		54
					Nordea Bank AB	788		8

See accompanying notes.

Schedule of Investments
Global Multi-Strategy Fund
February 29, 2012 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value	(000	's)	COMMON STOCKS (continued)	Shares Held	Value	(000	's)

Banks (continued)					Chemicals - 1.74%
Northern Trust Corp (b)	300		$13		Agrium Inc	2,085		$177
PNC Financial Services Group Inc (b)	7,368		438		Airgas Inc (b)	748		62
Pohjola Bank PLC	14,331		166		Albemarle Corp (b)	1,290		86
Popular Inc (a),(b)	58,400		111		Arkema SA	4,502		412
Raiffeisen Bank International AG	3,053		111		Asahi Kasei Corp	19,000		120
Regions Financial Corp	17,360		100		Bayer AG	51		4
Resona Holdings Inc	11,900		57		Brenntag AG	195		23
Royal Bank of Scotland Group PLC (a)	182,761		81		Cabot Corp (b)	2,600		105
Sapporo Hokuyo Holdings Inc	7,800		27		Celanese Corp	6,719		320
Shinsei Bank Ltd	69,000		89		CF Industries Holdings Inc	1,557		290
Skandinaviska Enskilda Banken AB	9,479		71		Cytec Industries Inc (b)	1,400		83
SNS REAAL NV (a)	38,977		110		Denki Kagaku Kogyo KK	3,000		12
State Street Corp	300		13		DIC Corp	18,000		37
SunTrust Banks Inc	2,300		52		Dow Chemical Co/The	9,600		322
Swedbank AB	9,610		164		Eastman Chemical Co (b)	2,700		146
UBS AG (a)	7,600		106		EI du Pont de Nemours & Co	1,050		53
US Bancorp	400		12		FMC Corp (b)	894		89
Webster Financial Corp	600		13		Georgia Gulf Corp (a)	3,061		99
Wells Fargo & Co (b)	41,099		1,286		Huabao International Holdings Ltd	198,000		140
Yamaguchi Financial Group Inc	4,000		37		Koninklijke DSM NV	3,039		169
			$7,172		Kuraray Co Ltd	4,000		58
					Lintec Corp	400		8
Beverages - 0.64%					LyondellBasell Industries NV	6,115		264
C&C Group PLC	14,494		71		Methanex Corp	5,354		168
Coca-Cola Co/The (b)	2,524		176
					Minerals Technologies Inc (b)	1,600		103
Coca-Cola Enterprises Inc (b)	3,000		87
					Mitsubishi Gas Chemical Co Inc	5,000		32
Davide Campari-Milano SpA	3,751		28		Mitsui Chemicals Inc	15,000		51
Dr Pepper Snapple Group Inc (b)	8,050		306
					Monsanto Co (b)	1,902		147
Green Mountain Coffee Roasters Inc (a)	2,010		131
					Mosaic Co/The (b)	4,038		234
Molson Coors Brewing Co	6,200		272		Nippon Kayaku Co Ltd	6,000		56
Monster Beverage Corp (a),(b)	7,222		413
					Nippon Shokubai Co Ltd	8,000		94
PepsiCo Inc/NC	10,963		690		Nitto Denko Corp	2,100		86
Sapporo Holdings Ltd	1,000		4		Olin Corp (b)	3,600		76
Takara Holdings Inc	1,000		6		PPG Industries Inc (b)	506		46
			$2,184		Rockwood Holdings Inc (a),(b)	1,000		53
Biotechnology - 0.77%					Sherwin-Williams Co/The (b)	2,450		253
Amgen Inc (b)	1,646		112		Showa Denko KK	15,958		36
Biogen Idec Inc (a),(b)	7,425		864		Solutia Inc	20,552		578
Bio-Rad Laboratories Inc (a),(b)	1,300		133		Solvay SA	745		92
Charles River Laboratories International Inc	1,700		60		Sumitomo Bakelite Co Ltd	16,000		96
(a),(b)					Syngenta AG	720		235
Cubist Pharmaceuticals Inc (a),(b)	965		41		Tokuyama Corp	17,000		61
Gilead Sciences Inc (a),(b)	654		30		Tosoh Corp	9,000		26
Life Technologies Corp (a),(b)	3,640		172		Valspar Corp (b)	2,447		113
Micromet Inc (a)	47,896		526		WR Grace & Co (a)	2,300		131
Momenta Pharmaceuticals Inc (a)	5,050		74		Yara International ASA	2,228		109
Myriad Genetics Inc (a),(b)	3,000		73					$5,955
Novavax Inc (a)	37,391		48
Regeneron Pharmaceuticals Inc (a)	2,635		276		Coal - 0.28%
					Alpha Natural Resources Inc (a)	9,520		176
Seattle Genetics Inc (a)	2,070		38
					Consol Energy Inc (b)	7,255		260
United Therapeutics Corp (a),(b)	2,368		113
					Grande Cache Coal Corp (a)	36,251		365
Vertex Pharmaceuticals Inc (a)	1,900		74
					Walter Energy Inc (b)	2,400		156
			$2,634					$957

Building Materials - 0.31%					Commercial Services - 1.89%
Armstrong World Industries Inc (a)	100		5
					Advance America Cash Advance Centers Inc	8,949		93
Cie de St-Gobain	309		15		Advisory Board Co/The (a)	1,590		129
CRH PLC	3,647		78		Apollo Group Inc (a),(b)	4,029		172
HeidelbergCement AG	1,551		83		Automatic Data Processing Inc (b)	5,025		272
Imerys SA	50		3		Benesse Holdings Inc	1,100		50
JS Group Corp	600		13		Brink's Co/The (b)	1,500		38
Kingspan Group PLC	3,806		41		Capella Education Co (a),(b)	1,000		39
Lennox International Inc	7,800		305		Career Education Corp (a)	8,630		74
Louisiana-Pacific Corp (a)	13,061		107
					Chemed Corp	200		12
Masco Corp	8,540		102		Convergys Corp (a),(b)	3,400		44
Nippon Sheet Glass Co Ltd	59,000		99		CoreLogic Inc/United States (a),(b)	2,700		41
Norbord Inc (a)	8,993		95
					Corporate Executive Board Co (b)	800		33
Owens Corning Inc (a)	2,620		83
					Corrections Corp of America (a)	5,460		137
Sumitomo Osaka Cement Co Ltd	12,000		36		DeVry Inc (b)	5,700		202
Wienerberger AG	102		1		Dollar Thrifty Automotive Group Inc (a),(b)	2,961		225
			$1,066

See accompanying notes.

Schedule of Investments
Global Multi-Strategy Fund
February 29, 2012 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value	(000	's)	COMMON STOCKS (continued)	Shares Held	Value	(000	's)

Commercial Services (continued)					Consumer Products - 0.17%
Equifax Inc (b)	3,844		$162		Church & Dwight Co Inc (b)	1,164		$56
Gartner Inc (a),(b)	5,154		207		Prestige Brands Holdings Inc (a)	2,791		46
Global Payments Inc (b)	2,900		150		Societe BIC SA	1,187		119
H&R Block Inc (b)	5,631		92		Tupperware Brands Corp (b)	5,600		351
Hertz Global Holdings Inc (a)	5,220		75					$572
ITT Educational Services Inc (a),(b)	3,131		215
Lincoln Educational Services Corp	3,460		29		Cosmetics & Personal Care - 0.10%
Manpower Inc (b)	3,140		135		Avon Products Inc	300		6
Mastercard Inc (b)	466		196		Beiersdorf AG	395		25
					Colgate-Palmolive Co (b)	1,200		112
Monro Muffler Brake Inc	320		15
Monster Worldwide Inc (a),(b)	2,100		15		Kao Corp	500		13
Moody's Corp (b)	3,182		123		Kose Corp	200		4
New Oriental Education & Technology Group	1,700		45		Pola Orbis Holdings Inc	1,700		44
					Procter & Gamble Co/The (b)	2,016		136
ADR(a)
Paychex Inc (b)	2,263		71					$340
PHH Corp (a)	14,071		192		Distribution & Wholesale - 0.38%
QinetiQ Group PLC	37,632		90		Arrow Electronics Inc (a),(b)	9,285		373
Rent-A-Center Inc/TX	3,131		111		Canon Marketing Japan Inc	4,300		53
Rollins Inc (b)	1,985		40		Fastenal Co (b)	1,425		75
RR Donnelley & Sons Co	1,000		14		Fossil Inc (a),(b)	700		86
RSC Holdings Inc (a)	22,686		505		Genuine Parts Co (b)	1,200		75
Secom Co Ltd	1,000		47		Hitachi High-Technologies Corp	4,800		110
SEI Investments Co	15,600		308		Ingram Micro Inc (a),(b)	13,400		256
Service Corp International/US (b)	8,900		101		ITOCHU Corp	1,500		17
SGS SA	27		51		LKQ Corp (a)	1,000		32
Sotheby's (b)	3,500		138		Marubeni Corp	2,000		14
Total System Services Inc (b)	2,500		55		Mitsui & Co Ltd	5,500		95
Towers Watson & Co (b)	4,657		298		Owens & Minor Inc	100		3
United Rentals Inc (a)	6,880		287		Sojitz Corp	21,100		39
USG People NV	5,231		53		Toyota Tsusho Corp	1,800		36
Verisk Analytics Inc (a)	4,835		210		WW Grainger Inc (b)	181		38
Viad Corp (b)	2,778		54					$1,302
Visa Inc (b)	869		101
Western Union Co/The (b),(d)	41,932		732		Diversified Financial Services - 1.18%
			$6,478		Acom Co Ltd (a)	5,660		119
					Affiliated Managers Group Inc (a),(b)	360		38
Computers - 2.02%					American Express Co (b)	3,128		165
Accenture PLC - Class A (b)	3,100		185		Ameriprise Financial Inc (b)	4,758		265
Apple Inc (a),(b),(d)	4,016		2,178		BlackRock Inc	2,953		588
AtoS	3,686		210		CETIP SA - Mercados Organizados	1,700		32
Brocade Communications Systems Inc (a),(b)	36,000		208		CME Group Inc (b)	1,253		363
CACI International Inc (a),(b)	864		51		Credit Saison Co Ltd	2,400		48
Cadence Design Systems Inc (a)	63,410		746		Discover Financial Services (b)	5,366		161
Cap Gemini SA	2,000		88		E*Trade Financial Corp (a)	16,100		155
CIBER Inc (a)	5,100		22		Franklin Resources Inc (b)	1,359		160
Cognizant Technology Solutions Corp (a)	3,880		275		Greenhill & Co Inc	3,150		138
Computer Sciences Corp (b)	4,688		149		Hana Financial Group Inc	2,850		100
Dell Inc (a),(b)	8,976		155		IntercontinentalExchange Inc (a),(b)	944		130
DST Systems Inc (b)	2,300		122		Invesco Ltd (b)	21,090		523
EMC Corp/Massachusetts (a)	30,540		846		Jefferies Group Inc	3,200		54
Fortinet Inc (a)	5,900		160		Knight Capital Group Inc (a),(b)	5,900		78
Fujitsu Ltd	4,000		22		Legg Mason Inc (b)	4,996		137
Gemalto NV	430		25		Mitsubishi UFJ Lease & Finance Co Ltd	3,200		137
IHS Inc (a),(b)	200		19		NASDAQ OMX Group Inc/The (a),(b)	7,236		191
Indra Sistemas SA	925		12		SLM Corp	1,800		28
International Business Machines Corp (b)	1,115		219		T Rowe Price Group Inc (b)	4,233		260
Itochu Techno-Solutions Corp	200		9		TMX Group Inc	4,100		179
Jack Henry & Associates Inc (b)	1,346		45
MICROS Systems Inc (a),(b)	1,100		57					$4,049
NCR Corp (a),(b)	11,300		245		Electric - 1.24%
NET One Systems Co Ltd	40		99		AES Corp/The (a),(b)	10,000		136
Otsuka Corp	200		15		Alliant Energy Corp (b)	5,468		233
SanDisk Corp (a)	3,910		193		American Electric Power Co Inc (b)	100		4
SYKES Enterprises Inc (a)	4,430		61		Calpine Corp (a)	1,500		23
Synopsys Inc (a),(b)	5,900		180		Central Vermont Public Service Corp	3,033		107
Teradata Corp (a),(b)	700		47		CH Energy Group Inc	1,914		128
Tieto OYJ	778		14		Constellation Energy Group Inc (b)	21,313		773
Western Digital Corp (a),(b)	4,200		165		Dominion Resources Inc/VA (b)	2,454		124
Wincor Nixdorf AG	1,752		95		DTE Energy Co (b)	400		22
			$6,917		Duke Energy Corp (b)	1,589		33
					Edison International (b)	2,500		105

See accompanying notes.

Schedule of Investments
Global Multi-Strategy Fund
February 29, 2012 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value (000	's)	COMMON STOCKS (continued)	Shares Held	Value	(000	's)

Electric (continued)				Electronics (continued)
Endesa SA	3,903	$80		Yaskawa Electric Corp	3,000		$29
Enel SpA	46,805	188		Yokogawa Electric Corp	900		9
Exelon Corp (b)	4,489	175					$3,668
Fortum OYJ	153	4
GenOn Energy Inc (a)	13,600	33		Energy - Alternate Sources - 0.01%
Hokkaido Electric Power Co Inc	2,400	35		Enel Green Power SpA	16,165		32
				KiOR Inc (a)	1,107		9
Integrys Energy Group Inc (b)	5,976	311
National Fuel Gas Co (b)	100	5					$41
Northeast Utilities (b)	500	18		Engineering & Construction - 1.51%
NRG Energy Inc (a),(b)	300	5		ABB Ltd (a)	2,599		53
NSTAR	3,261	153		AECOM Technology Corp (a),(b)	21,090		492
NV Energy Inc (b)	3,700	58		Aeroports de Paris	511		40
OGE Energy Corp (b)	3,826	200		Aker Solutions ASA	6,228		108
Okinawa Electric Power Co Inc/The	900	37		Bilfinger Berger SE	2,659		260
Pinnacle West Capital Corp (b)	895	42		Chiyoda Corp	15,000		192
PNM Resources Inc	1,200	22		COMSYS Holdings Corp	2,496		27
Portland General Electric Co (b)	3,000	74		EMCOR Group Inc (b)	1,500		42
Progress Energy Inc (b)	14,505	770		Ferrovial SA	13,291		168
Public Service Enterprise Group Inc (b)	2,707	83		Fluor Corp (b)	1,901		116
Red Electrica Corp SA	298	15		Foster Wheeler AG (a)	1,100		27
Southern Co/The (b)	1,788	79		Hochtief AG	239		17
TECO Energy Inc (b)	6,117	110		Impregilo SpA	81,537		282
Xcel Energy Inc (b)	2,600	69		Jacobs Engineering Group Inc (a),(b)	4,530		210
		$4,254		JGC Corp	8,000		232
Electrical Components & Equipment - 0.34%				Kajima Corp	11,000		34
Belden Inc	1,310	52		Kandenko Co Ltd	29,000		152
				KBR Inc (b)	13,000		472
Brother Industries Ltd	4,300	56
Casio Computer Co Ltd	7,500	52		Koninklijke BAM Groep NV	27,424		130
Emerson Electric Co	1,960	99		Koninklijke Boskalis Westminster NV	2,940		113
				McDermott International Inc (a),(b)	36,245		474
Fujikura Ltd	4,000	14
General Cable Corp (a),(b)	1,600	49		Obayashi Corp	29,000		131
Hitachi Ltd	4,000	23		Sacyr Vallehermoso SA	21,721		87
				Shaw Group Inc/The (a),(b)	5,100		148
Hubbell Inc (b)	500	38
Leoni AG	829	41		Shimizu Corp	5,000		20
Mitsubishi Electric Corp	19,000	170		Skanska AB	7,803		142
Molex Inc (b)	8,161	221		Taisei Corp	25,000		66
Nexans SA	3,045	211		Tecnicas Reunidas SA	2,816		113
				Tutor Perini Corp (a),(b)	12,500		197
Prysmian SpA	1,360	23		URS Corp (b)	3,361		146
SMA Solar Technology AG	1,545	79
Universal Display Corp (a)	1,250	52		Vinci SA	9,006		469
		$1,180		YIT OYJ	700		15
							$5,175
Electronics - 1.07%
Agilent Technologies Inc (b)	12,050	525		Entertainment - 0.11%
				Dolby Laboratories Inc (a),(b)	2,800		106
Alps Electric Co Ltd	11,100	99		DreamWorks Animation SKG Inc (a)	3,000		52
Avnet Inc (a),(b)	4,330	155
Dainippon Screen Manufacturing Co Ltd	11,000	93		Heiwa Corp	2,800		54
				International Game Technology (b)	7,100		107
Flextronics International Ltd (a)	4,200	30
Garmin Ltd	400	19		Sankyo Co Ltd	1,000		48
Gentex Corp (b)	4,035	95					$367
Honeywell International Inc (b)	2,060	123		Environmental Control - 0.07%
Hosiden Corp	8,300	64		Clean Harbors Inc (a),(b)	2,100		141
Itron Inc (a),(b)	1,600	71		Republic Services Inc (b)	1,400		42
Jabil Circuit Inc (b)	23,664	611		Stericycle Inc (a)	490		43
Mitsumi Electric Co Ltd	5,800	55		Waste Connections Inc (b)	200		6
National Instruments Corp (b)	3,163	84					$232
Nippon Electric Glass Co Ltd	2,000	19
Nissha Printing Co Ltd (a)	900	13		Food - 1.24%
PerkinElmer Inc (b)	2,300	62		Ajinomoto Co Inc	3,000		35
Sensata Technologies Holding NV (a)	1,900	62		Aryzta AG (a)	224		11
Stoneridge Inc (a)	15,805	153		ConAgra Foods Inc (b)	4,800		126
TE Connectivity Ltd (b)	3,070	112		Corn Products International Inc (b)	3,000		172
Tech Data Corp (a),(b)	3,318	178		Diamond Foods Inc	4,020		96
Thomas & Betts Corp (a),(b)	5,462	394		Distribuidora Internacional de Alimentacion	761		4
Toshiba Corp	24,000	105		SA (a)
Trimble Navigation Ltd (a)	200	10		General Mills Inc	5,412		207
Tyco International Ltd (b)	6,817	353		Hershey Co/The (b)	600		37
Vishay Intertechnology Inc (a),(b)	4,200	51		HJ Heinz Co (b)	829		44
Waters Corp (a),(b)	200	18		Hormel Foods Corp (b)	3,100		88
Yamatake Corp	3,300	76		Jeronimo Martins SGPS SA (a)	4,422		82

See accompanying notes.

Schedule of Investments
Global Multi-Strategy Fund
February 29, 2012 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value (000	's)	COMMON STOCKS (continued)	Shares Held	Value	(000	's)

Food (continued)				Healthcare - Products (continued)
JM Smucker Co/The (b)	1,550	$117		Hill-Rom Holdings Inc (b)	700		$24
Kesko OYJ	6,751	227		Hologic Inc (a)	33,670		698
Koninklijke Ahold NV	11,439	158		IDEXX Laboratories Inc (a),(b)	100		9
Kraft Foods Inc (b)	12,533	477		Intuitive Surgical Inc (a),(b)	277		141
Kroger Co/The (b)	3,900	93		Medtronic Inc (b)	14,576		555
Marine Harvest ASA	186,957	100		ResMed Inc (a),(b)	1,595		47
Metro AG	3,131	124		Shimadzu Corp	3,000		26
Nippon Meat Packers Inc	6,000	77		St Jude Medical Inc (b)	1,000		42
Nisshin Seifun Group Inc	2,500	30		Straumann Holding AG	110		17
Nutreco NV	2,206	165		Techne Corp (b)	300		22
PureCircle Ltd (a)	68,804	134		Thoratec Corp (a),(b)	5,500		190
Ralcorp Holdings Inc (a),(b)	900	67		Zimmer Holdings Inc (b)	440		27
Sara Lee Corp (b)	7,500	152		Zoll Medical Corp (a)	860		63
Smithfield Foods Inc (a)	3,000	70					$3,625
Suedzucker AG	2,498	72
Sysco Corp	11,840	348		Healthcare - Services - 0.94%
				Aetna Inc (b)	3,769		176
Toyo Suisan Kaisha Ltd	4,000	103		AMERIGROUP Corp (a),(b)	1,860		126
Tyson Foods Inc (b)	12,379	235
Unilever NV - NY shares	4,923	164		BioMerieux	1,367		114
				Cigna Corp (b)	12,158		537
Whole Foods Market Inc (b)	487	39
				Community Health Systems Inc (a)	500		13
Winn-Dixie Stores Inc (a)	37,863	359
				Covance Inc (a),(b)	2,300		110
Yamazaki Baking Co Ltd	2,000	27		Coventry Health Care Inc (b)	5,160		169
		$4,240		DaVita Inc (a),(b)	3,887		337
Forest Products & Paper - 0.10%				Health Net Inc (a),(b)	4,400		166
Domtar Corp (b)	1,667	160		Humana Inc (b)	3,200		279
Hokuetsu Kishu Paper Co Ltd	3,500	23		Lincare Holdings Inc (b)	200		5
International Paper Co	1,500	53		Magellan Health Services Inc (a)	600		28
MeadWestvaco Corp (b)	1,000	30		Mednax Inc (a),(b)	2,691		200
Nippon Paper Group Inc	500	11		Miraca Holdings Inc	2,400		92
Stora Enso OYJ	3,406	25		Quest Diagnostics Inc (b)	641		37
UPM-Kymmene OYJ	1,760	24		Rhoen Klinikum AG	2,163		42
		$326		Tenet Healthcare Corp (a)	6,800		38
				UnitedHealth Group Inc (b)	7,391		412
Gas - 0.44%				Universal Health Services Inc (b)	3,700		165
AGL Resources Inc (b)	2,485	99
				WellPoint Inc (b)	2,366		155
Beijing Enterprises Holdings Ltd	9,500	60					$3,201
CenterPoint Energy Inc (b)	6,600	129
Enagas SA	1,099	23		Holding Companies - Diversified - 0.05%
Gas Natural SDG SA	3,899	66		GEA Group AG	4,214		143
NiSource Inc (b)	1,721	41		Leucadia National Corp (b)	500		14
Osaka Gas Co Ltd	10,000	38					$157
Questar Corp	1,300	25
Snam SpA	8,958	43		Home Builders - 0.67%
Southern Union Co (b)	10,847	477		KB Home	7,610		87
Tokyo Gas Co Ltd	4,000	18		Lennar Corp	24,558		574
				NVR Inc (a)	460		318
UGI Corp (b)	16,000	453
Vectren Corp (b)	900	26		Persimmon PLC	8,645		93
				Pulte Group Inc (a),(b)	132,826		1,172
		$1,498		Sekisui Chemical Co Ltd	7,000		60
Hand & Machine Tools - 0.19%							$2,304
Fuji Electric Co Ltd	7,000	18
Kennametal Inc (b)	1,400	64		Home Furnishings - 0.34%
Lincoln Electric Holdings Inc (b)	3,004	139		Electrolux AB	5,441		120
				Furniture Brands International Inc (a)	30,665		49
Snap-on Inc (b)	2,800	171
				Harman International Industries Inc (b)	5,500		270
Stanley Black & Decker Inc	3,093	238		Pioneer Corp (a)	13,400		68
THK Co Ltd	1,500	32
		$662		Sony Corp	3,400		73
				Tempur-Pedic International Inc (a)	6,380		504
Healthcare - Products - 1.06%				TiVo Inc (a)	7,267		82
Becton Dickinson and Co (b)	746	57					$1,166
CareFusion Corp (a)	100	3
Cepheid Inc (a)	600	24		Housewares - 0.02%
				Toro Co (b)	1,200		81
Coloplast A/S	116	19
Cooper Cos Inc/The (b)	1,900	151
Covidien PLC (b)	1,100	58		Insurance - 1.51%
CR Bard Inc (b)	1,690	159		ACE Ltd (b)	4,528		325
DiaSorin SpA	1,923	56		Aegon NV (a)	10,728		56
Edwards Lifesciences Corp (a)	7,610	557		Ageas	15,436		33
Elekta AB	244	11		Alleghany Corp (a)	490		159
Gen-Probe Inc (a),(b)	8,390	572		American Financial Group Inc/OH (b)	5,090		190
Getinge AB	3,398	97		American International Group Inc (a)	4,990		146

See accompanying notes.

Schedule of Investments
Global Multi-Strategy Fund
February 29, 2012 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value	(000	's)	COMMON STOCKS (continued)	Shares Held	Value	(000	's)

Insurance (continued)					Investment Companies (continued)
Aon Corp (b)	2,409		$113		Resolution Ltd	13,726		$59
Assurant Inc (b)	4,800		204					$205
Baloise Holding AG	217		17
Berkshire Hathaway Inc - Class B (a),(b)	2,109		165		Iron & Steel - 0.37%
					AK Steel Holding Corp (b)	12,400		98
China Pacific Insurance Group Co Ltd	22,800		82
Chubb Corp/The (b)	913		62		APERAM	1,359		28
					Carpenter Technology Corp (b)	2,300		118
CNA Financial Corp	900		25		Cliffs Natural Resources Inc (b)	380		24
Delphi Financial Group Inc	9,142		407		Commercial Metals Co (b)	10,100		134
Everest Re Group Ltd (b)	700		62
Fidelity National Financial Inc (b)	9,224		159		Kobe Steel Ltd	35,000		61
					Reliance Steel & Aluminum Co (b)	1,400		75
Genworth Financial Inc (a)	17,252		157
Hanover Insurance Group Inc/The (b)	2,800		114		Salzgitter AG	3,874		237
					Steel Dynamics Inc (b)	10,300		153
Harleysville Group Inc (b)	4,897		277
HCC Insurance Holdings Inc (b)	3,300		101		ThyssenKrupp AG	2,852		77
ING Groep NV (a)	3,560		32		United States Steel Corp	3,700		101
LIG Insurance Co Ltd	3,260		72		Voestalpine AG	2,460		87
Lincoln National Corp (b)	1,210		30		Xingda International Holdings Ltd	138,000		73
Loews Corp (b)	2,980		117					$1,266
Marsh & McLennan Cos Inc (b)	16,445		513		Leisure Products & Services - 0.20%
Protective Life Corp (b)	5,300		147		Brunswick Corp/DE	9,682		232
Reinsurance Group of America Inc (b)	4,500		260		Harley-Davidson Inc	4,060		189
Sampo OYJ	1,397		39		Polaris Industries Inc	200		13
Swiss Life Holding AG (a)	1,269		146		Sega Sammy Holdings Inc	7,500		142
Topdanmark A/S (a)	139		24		TUI AG (a)	4,582		36
Torchmark Corp (b)	2,517		122		Yamaha Corp	1,100		11
Transatlantic Holdings Inc	10,469		634		Yamaha Motor Co Ltd	5,300		76
Unum Group (b)	3,100		72
								$699
White Mountains Insurance Group Ltd	75		37
Zurich Financial Services AG (a)	286		72		Lodging - 0.09%
			$5,171		Las Vegas Sands Corp	1,600		89
					Wyndham Worldwide Corp (b)	4,200		185
Internet - 2.20%					Wynn Resorts Ltd (b)	328		39
Amazon.com Inc (a),(d)	4,186		752
Bazaarvoice Inc (a)	400		7					$313
Blue Nile Inc (a)	2,315		83		Machinery - Construction & Mining - 0.02%
BroadSoft Inc (a)	5,040		183		Joy Global Inc (b)	600		52
CyberAgent Inc	23		66
DealerTrack Holdings Inc (a)	4,420		123
					Machinery - Diversified - 0.85%
Dena Co Ltd	1,100		36		AGCO Corp (a),(b)	2,000		103
eBay Inc (a),(b),(d)	25,393		908
Equinix Inc (a)	4,330		607		Alstom SA	136		6
Expedia Inc (b)	3,792		129		Amada Co Ltd	8,000		56
					Andritz AG	1,701		169
F5 Networks Inc (a),(b)	2,877		359		Applied Industrial Technologies Inc (b)	600		24
Google Inc (a),(b)	370		229		Chart Industries Inc (a)	2,720		186
IAC/InterActiveCorp (b)	8,270		377		Cummins Inc (b)	2,529		305
Iliad SA	18		2		Ebara Corp	43,000		155
KIT Digital Inc (a)	25,477		258
					FANUC Corp	400		72
Liberty Interactive Corp (a)	3,800		71		Flowserve Corp (b)	100		12
LinkedIn Corp (a)	6,680		580		Gardner Denver Inc (b)	3,207		220
Liquidity Services Inc (a)	1,590		69		Graco Inc (b)	900		46
LoopNet Inc (a),(b)	24,545		452		IDEX Corp (b)	4,227		177
Netease.com ADR(a)	1,225		64
					IHI Corp	43,000		109
priceline.com Inc (a),(b)	1,030		646		Manitowoc Co Inc/The (b)	800		13
Rakuten Inc	40		40		Metso OYJ	7,650		363
Sapient Corp	11,650		145		Nordson Corp (b)	1,294		71
Shutterfly Inc (a)	4,430		121		OC Oerlikon Corp AG (a)	6,627		50
Sohu.com Inc (a)	1,620		80
Stamps.com Inc (a)	2,580		67		Okuma Holdings Inc	10,000		83
					Rheinmetall AG	639		39
Start Today Co Ltd	5,300		97		Rockwell Automation Inc (b)	800		64
Symantec Corp (a),(b)	9,710		173
TIBCO Software Inc (a),(b)	14,000		405		Sumitomo Heavy Industries Ltd	28,000		154
					Tognum AG	152		5
Trend Micro Inc	800		23		Wabtec Corp/DE (b)	4,235		317
TripAdvisor Inc (a),(b)	680		22		Zebra Technologies Corp (a),(b)	2,700		104
VeriSign Inc (b)	3,678		136
Websense Inc (a),(b)	3,508		63					$2,903
XO Group Inc (a),(b)	7,600		69		Media - 1.44%
Yahoo! Inc (a),(b)	5,500		82		AMC Networks Inc (a)	4,290		195
			$7,524		Austar United Communications Ltd (a)	18,696		27
					Cablevision Systems Corp	1,610		23
Investment Companies - 0.06%					CBS Corp (b)	5,474		164
Justice Holdings Ltd (a)	10,350		146		Comcast Corp - Class A (b)	21,260		624

See accompanying notes.

Schedule of Investments
Global Multi-Strategy Fund
February 29, 2012 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value	(000	's)	COMMON STOCKS (continued)	Shares Held	Value	(000	's)

Media (continued)					Miscellaneous Manufacturing (continued)
Comcast Corp - Special Class A	12,780		$365		Konica Minolta Holdings Inc	8,000		$67
DIRECTV (a),(b)	6,156		286		Nikon Corp	4,200		114
Discovery Communications Inc - A Shares (a)	1,630		76		Orkla ASA	4,620		38
DISH Network Corp (b)	14,200		414		Pall Corp (b)	5,360		341
Factset Research Systems Inc (b)	1,663		145		Parker Hannifin Corp (b)	824		74
Fuji Media Holdings Inc	70		107		Pentair Inc (b)	1,413		54
Gannett Co Inc (b)	6,484		96		SPX Corp (b)	2,800		205
Liberty Global Inc - A Shares (a)	700		35		Sulzer AG	2,972		427
McGraw-Hill Cos Inc/The (b)	400		19		Wartsila OYJ Abp	4,759		164
Modern Times Group AB	613		30					$3,346
New York Times Co/The (a),(b)	12,400		82
News Corp - Class A (b)	6,520		129		Office & Business Equipment - 0.03%
					Pitney Bowes Inc (b)	4,927		89
Nippon Television Network Corp	150		22
Scripps Networks Interactive Inc (b)	1,100		50		Seiko Epson Corp	100		2
Sirius XM Radio Inc (a)	133,160		301					$91
Sky Deutschland AG (a)	612		2		Oil & Gas - 3.88%
Societe Television Francaise 1	9,259		111		Anadarko Petroleum Corp (b)	11,850		997
Thomson Reuters Corp	5,500		159		Apache Corp (b)	2,070		223
Time Warner Cable Inc (b)	3,969		315		Baytex Energy Corp	500		29
Time Warner Inc (b)	2,788		104		BG Group PLC	20,670		499
Viacom Inc (b)	3,835		182		Cabot Oil & Gas Corp (b)	6,850		239
Walt Disney Co/The	20,285		852		Canadian Natural Resources Ltd	1,550		58
			$4,915		Cheniere Energy Inc (a)	7,520		113
					Chesapeake Energy Corp (b)	38,018		950
Metal Fabrication & Hardware - 0.22%					Chevron Corp (b)	6,144		670
Aurubis AG	3,549		211		Cimarex Energy Co (b)	963		78
NSK Ltd	1,000		8		Cobalt International Energy Inc (a)	34,985		1,052
SKF AB	3,439		87		ConocoPhillips (b)	3,288		252
Timken Co (b)	6,995		367
Vallourec SA	652		46		CVR Energy Inc	3,500		95
					Denbury Resources Inc (a),(b)	4,200		84
Valmont Industries Inc	100		11		Devon Energy Corp (b)	4,534		332
Worthington Industries Inc	2,300		39		Diamond Offshore Drilling Inc (b)	2,856		196
			$769		Encana Corp	1,800		37
Mining - 0.91%					Energen Corp (b)	1,515		80
AngloGold Ashanti Ltd ADR	3,685		156		ENI SpA	2,258		52
Barrick Gold Corp	6,830		326		Ensco PLC ADR	5,560		324
BHP Billiton Ltd ADR	400		31		EOG Resources Inc	540		61
Boliden AB	17,725		310		EQT Corp	700		37
Cameco Corp	5,290		130		ERG SpA	6,326		69
Detour Gold Corp (a)	7,305		200		Etablissements Maurel et Prom	3,852		73
Eramet	209		34		Exxon Mobil Corp (b)	8,756		758
European Goldfields Ltd (a)	348		5		Forest Oil Corp (a),(b)	4,100		53
Freeport-McMoRan Copper & Gold Inc (b)	2,931		125		Helmerich & Payne Inc (b)	965		59
Goldcorp Inc	2,930		142		Hess Corp (b)	3,174		206
Iluka Resources Ltd	7,960		143		HollyFrontier Corp (b)	2,700		88
Kenmare Resources PLC (a)	95,940		86		Idemitsu Kosan Co Ltd	800		82
Kinross Gold Corp	3,350		37		JX Holdings Inc	5,700		36
Minefinders Corp (a)	38,335		595		Karoon Gas Australia Ltd (a)	28,376		184
Mitsubishi Materials Corp	17,000		55		Marathon Oil Corp (b)	6,937		235
Mitsui Mining & Smelting Co Ltd	38,000		115		Marathon Petroleum Corp	870		36
Molycorp Inc (a)	5,177		128		MEG Energy Corp (a)	900		40
Newmont Mining Corp (b)	1,393		83		Murphy Oil Corp (b)	4,457		285
Pacific Metals Co Ltd (a)	11,000		60		Nabors Industries Ltd (a),(b)	6,000		131
Quadra FNX Mining Ltd (a)	11,408		173		Neste Oil OYJ	5,422		67
Sandstorm Gold Ltd (a)	25,130		41		Newfield Exploration Co (a),(b)	6,881		248
Sumitomo Metal Mining Co Ltd	3,000		44		Noble Energy Inc (b)	1,955		191
Umicore SA	718		37		Occidental Petroleum Corp (b),(d)	9,722		1,015
Uranium One Inc (a)	21,800		72		OMV AG	5,459		203
			$3,128		Pacific Drilling SA (a)	5,231		56
					Patterson-UTI Energy Inc (b)	12,200		237
Miscellaneous Manufacturing - 0.98%					Pioneer Natural Resources Co	1,385		152
3M Co (b)	4,397		385
					Plains Exploration & Production Co (a),(b)	900		40
AO Smith Corp (b)	2,200		99
					QEP Resources Inc (b)	3,367		115
Carlisle Cos Inc (b)	1,200		59
Colfax Corp (a)	4,410		150		Range Resources Corp	565		36
Crane Co (b)	3,000		146		Repsol YPF SA	3,280		86
					Rosetta Resources Inc (a)	2,540		130
Eaton Corp (b)	1,346		70
					Rowan Cos Inc (a),(b)	3,400		125
FUJIFILM Holdings Corp	3,100		78		Royal Dutch Shell PLC ADR	1,725		126
General Electric Co (b)	13,416		256
					Royal Dutch Shell PLC - B shares ADR	3,705		275
Illinois Tool Works Inc	5,158		287		Seadrill Ltd	822		34
ITT Corp (b)	13,300		332

See accompanying notes.

Schedule of Investments
Global Multi-Strategy Fund
February 29, 2012 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value	(000	's)	COMMON STOCKS (continued)	Shares Held	Value	(000	's)

Oil & Gas (continued)					Pharmaceuticals (continued)
Showa Shell Sekiyu KK	400		$3		Mead Johnson Nutrition Co	800		$62
SM Energy Co (b)	3,007		237		Meda AB	5,090		48
Southwestern Energy Co (a)	3,545		117		Medco Health Solutions Inc (a),(b)	9,723		657
Statoil ASA	2,698		77		Medipal Holdings Corp	600		7
Sunoco Inc (b)	1,106		43		Merck & Co Inc (b)	14,257		544
Total SA ADR	2,415		135		Merck KGaA	1,592		165
Unit Corp (a),(b)	4,500		214		Novo Nordisk A/S	294		41
Valero Energy Corp (b)	1,400		34		Onyx Pharmaceuticals Inc (a),(b)	1,100		42
Venoco Inc (a),(b)	21,144		230		Perrigo Co (b)	859		89
Whiting Petroleum Corp (a),(b)	4,220		247		Pfizer Inc (b)	31,551		666
			$13,266		Roche Holding AG	933		162
					Sanofi	168		12
Oil & Gas Services - 0.70%					Santen Pharmaceutical Co Ltd	2,100		83
Baker Hughes Inc	5,105		257		Shionogi & Co Ltd	2,600		36
Cameron International Corp (a),(b)	1,100		61
Cie Generale de Geophysique - Veritas (a)	1,984		61		Suzuken Co Ltd	1,600		47
					SXC Health Solutions Corp (a)	9,610		680
Dresser-Rand Group Inc (a)	1,800		95
					Therapeutics MD Inc (a)	27,091		62
Flint Energy Services Ltd (a)	4,635		117
Flotek Industries Inc (a)	6,730		75		UCB SA	3,337		135
					Warner Chilcott PLC (a)	3,500		59
Halliburton Co (b)	11,697		428
					Watson Pharmaceuticals Inc (a),(b)	4,090		239
Helix Energy Solutions Group Inc (a),(b)	3,600		69
Key Energy Services Inc (a)	1,300		22					$7,288
National Oilwell Varco Inc (b)	3,156		261		Pipelines - 0.12%
Oceaneering International Inc (b)	3,400		185		ONEOK Inc (b)	823		69
Petroleum Geo-Services ASA (a)	7,832		119		Provident Energy Ltd	24,812		298
RPC Inc	2,400		38		Spectra Energy Corp (b)	1,857		58
Saipem SpA	1,401		71					$425
SBM Offshore NV	4,917		89
Schlumberger Ltd (b)	796		62		Private Equity - 0.11%
					American Capital Ltd (a),(b)	40,900		364
SEACOR Holdings Inc (a),(b)	2,400		237
Technip SA	1,357		148
			$2,395		Real Estate - 0.13%
					BR Properties SA	6,800		89
Packaging & Containers - 0.25%					CBRE Group Inc (a)	3,000		55
Ball Corp (b)	300		12
					Jones Lang LaSalle Inc (b)	1,700		138
Crown Holdings Inc (a),(b)	5,900		218
Graphic Packaging Holding Co (a)	11,930		63		PDG Realty SA Empreendimentos e	16,200		70
Owens-Illinois Inc (a),(b)	10,450		250		Participacoes
Packaging Corp of America (b)	100		3		Shanghai Industrial Holdings Ltd	23,000		84
Rengo Co Ltd	7,000		50					$436
Sealed Air Corp (b)	8,630		169		REITS - 0.46%
Silgan Holdings Inc	2,500		106		American Tower Corp (b)	5,949		372
			$871		AvalonBay Communities Inc (b)	688		89
					Boston Properties Inc (b)	367		37
Pharmaceuticals - 2.13%					CommonWealth REIT (b)	5,000		93
Abbott Laboratories (b)	1,734		98
					Equity Residential (b)	803		46
Actelion Ltd (a)	857		32
					Essex Property Trust Inc (b)	266		37
Alfresa Holdings Corp	1,900		84		Federal Realty Investment Trust (b)	681		65
Alkermes PLC (a)	1,500		26
					Plum Creek Timber Co Inc (b)	2,134		84
Allergan Inc/United States	100		9		Public Storage (b)	721		97
AmerisourceBergen Corp (b)	2,300		86
					Rayonier Inc (b)	2,261		101
Astellas Pharma Inc	1,700		70		Regency Centers Corp (b)	3,196		137
AstraZeneca PLC ADR	2,380		107		Simon Property Group Inc (b)	816		110
AstraZeneca PLC	780		35		SL Green Realty Corp (b)	778		59
Bristol-Myers Squibb Co (b)	5,129		165
					Taubman Centers Inc (b)	2,977		206
Cardinal Health Inc (b)	6,599		274
					UDR Inc (b)	1,039		26
Catalyst Health Solutions Inc (a),(b)	2,500		155
Celesio AG	2,721		50					$1,559
Daiichi Sankyo Co Ltd	3,900		71		Retail - 3.62%
Eisai Co Ltd	1,000		41		Abercrombie & Fitch Co	2,800		128
Elan Corp PLC ADR(a)	21,197		265		Advance Auto Parts Inc (b)	3,710		316
Eli Lilly & Co (b)	4,925		193		Aeon Co Ltd	3,900		49
Endo Pharmaceuticals Holdings Inc (a),(b)	2,500		93		Aeropostale Inc (a),(b)	9,300		167
Forest Laboratories Inc (a),(b)	6,574		214		American Eagle Outfitters Inc (b)	11,900		173
H Lundbeck A/S	9,798		207		AutoZone Inc (a),(b)	872		326
Ipsen	8,842		238		Bed Bath & Beyond Inc (a),(b)	2,400		143
Jazz Pharmaceuticals PLC (a)	3,200		168		Best Buy Co Inc (b)	2,849		70
Johnson & Johnson (b)	7,464		486		Big Lots Inc (a),(b)	4,300		189
Kaken Pharmaceutical Co Ltd	3,000		38		Brinker International Inc (b)	4,229		117
Kissei Pharmaceutical Co Ltd	1,800		35		Buckle Inc/The (b)	200		9
MAP Pharmaceuticals Inc (a)	2,787		45		CarMax Inc (a)	990		30
McKesson Corp (b)	2,000		167		Chico's FAS Inc	6,200		93

See accompanying notes.

Schedule of Investments
Global Multi-Strategy Fund
February 29, 2012 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value (000	's)	COMMON STOCKS (continued)	Shares Held	Value	(000	's)

Retail (continued)				Retail (continued)
Chipotle Mexican Grill Inc (a),(b)	354	$138		Yum! Brands Inc (b)	2,544		$169
Cie Financiere Richemont SA	1,213	74					$12,395
Circle K Sunkus Co Ltd	3,800	83
Citizen Holdings Co Ltd	900	6		Savings & Loans - 0.06%
Copart Inc (a),(b)	200	10		First Niagara Financial Group Inc	7,550		72
Costco Wholesale Corp (b)	1,000	86		Hudson City Bancorp Inc	11,880		81
CVS Caremark Corp	9,812	443		New York Community Bancorp Inc	4,720		62
Darden Restaurants Inc (b)	1,020	52					$215
Dick's Sporting Goods Inc	600	27		Semiconductors - 1.80%
Dillard's Inc	500	31		Altera Corp (b)	3,720		143
Dollar General Corp (a)	1,000	42		Analog Devices Inc (b)	8,125		319
Dollar Tree Inc (a),(b)	2,568	228		Applied Materials Inc (b)	13,400		164
Domino's Pizza Inc (a)	1,600	62		ARM Holdings PLC	16,520		150
DSW Inc	900	51		ASML Holding NV	4,070		187
Dufry AG (a)	388	47		Atmel Corp (a),(b)	8,000		81
Dunkin' Brands Group Inc	2,360	69		Avago Technologies Ltd	5,300		199
Esprit Holdings Ltd	26,100	59		Cree Inc (a)	2,135		65
Ezcorp Inc (a),(b)	3,200	101		Cypress Semiconductor Corp	600		10
Family Dollar Stores Inc (b)	2,453	133		GT Advanced Technologies Inc (a),(b)	8,162		70
Fast Retailing Co Ltd	200	41		Hittite Microwave Corp (a)	200		11
Foot Locker Inc (b)	6,431	188		Imagination Technologies Group PLC (a)	14,840		145
GameStop Corp (b)	8,625	197		Integrated Device Technology Inc (a),(b)	9,400		65
Gap Inc/The (b)	10,510	245		Intel Corp (b)	13,836		372
GNC Holdings Inc	15,740	509		KLA-Tencor Corp (b)	2,271		110
Golden Eagle Retail Group Ltd	15,000	37		Lam Research Corp (a),(b)	3,222		134
Guess? Inc (b)	9,200	319		Linear Technology Corp (b)	1,204		40
Hyundai Home Shopping Network Corp	525	68		LSI Corp (a),(b)	33,300		286
Inditex SA	1,598	148		Marvell Technology Group Ltd (a),(b)	9,300		140
Intime Department Store Group Co Ltd	33,000	41		Maxim Integrated Products Inc	8,258		230
Kohl's Corp	4,610	229		Microchip Technology Inc	1,260		45
K's Holdings Corp	2,900	96		Micron Technology Inc (a)	12,680		109
Lawson Inc	1,000	59		MKS Instruments Inc (b)	8,900		267
Liz Claiborne Inc (a)	23,720	232		Novellus Systems Inc (a),(b)	14,669		682
Lowe's Cos Inc	56,993	1,617		NVIDIA Corp (a)	6,410		97
Ltd Brands Inc (b)	1,082	50		ON Semiconductor Corp (a),(b)	9,382		85
Lumber Liquidators Holdings Inc (a)	1,300	28		PMC - Sierra Inc (a),(b)	6,100		42
Macy's Inc (b)	4,430	168		Q-Cells SE (a)	18,168		7
Maoye International Holdings Ltd	279,000	73		QLogic Corp (a),(b)	6,000		103
McDonald's Corp (b)	1,277	127		Qualcomm Inc (b)	4,424		275
MSC Industrial Direct Co Inc (b)	5,880	467		Renesas Electronics Corp (a)	16,100		111
New World Department Store China Ltd	83,000	52		Rovi Corp (a)	5,310		188
Panera Bread Co (a),(b)	1,046	161		Skyworks Solutions Inc (a)	26,380		712
PEP Boys-Manny Moe & Jack/The	1,900	29		Teradyne Inc (a)	1,200		20
PetSmart Inc (b)	3,715	207		Tokyo Electron Ltd	3,300		183
Point Inc	580	22		Veeco Instruments Inc (a),(b)	2,014		55
PPR	210	36		Wolfson Microelectronics PLC (a)	9,867		29
PVH Corp (b)	1,558	132		Xilinx Inc (b)	6,312		233
RadioShack Corp (b)	5,700	40					$6,164
Ross Stores Inc (b)	6,400	341
Ryohin Keikaku Co Ltd	2,000	95		Shipbuilding - 0.00%
Sally Beauty Holdings Inc (a)	3,500	83		Mitsui Engineering & Shipbuilding Co Ltd	4,000		8
Salvatore Ferragamo Italia SpA (a)	357	7
Sears Holdings Corp (a)	2,040	143
				Software - 1.70%
Seven & I Holdings Co Ltd	600	17		Activision Blizzard Inc	24,340		291
Sonic Corp (a)	10,675	88		Acxiom Corp (a)	400		6
Staples Inc (b)	2,600	38		Akamai Technologies Inc (a),(b)	2,409		86
Starbucks Corp (b)	8,120	394		ANSYS Inc (a),(b)	1,690		107
Sugi Holdings Co Ltd	900	24		Ariba Inc (a)	1,200		38
Takashimaya Co Ltd	2,000	15		athenahealth Inc (a)	100		7
Talbots Inc (a)	52,929	157		Autodesk Inc (a)	2,200		83
Target Corp	10,609	601		BMC Software Inc (a),(b)	8,100		303
Tractor Supply Co (b)	2,122	182		Broadridge Financial Solutions Inc (b)	200		5
Ulta Salon Cosmetics & Fragrance Inc (a)	1,900	158
				Capcom Co Ltd	1,500		33
UNY Co Ltd	4,000	40		CareView Communications Inc (a)	103,465		176
Urban Outfitters Inc (a),(b)	5,540	158		Changyou.com Ltd ADR(a)	1,100		29
USS Co Ltd	310	30		Check Point Software Technologies Ltd (a)	300		18
Wal-Mart Stores Inc (b)	2,215	131		Citrix Systems Inc (a)	200		15
Williams-Sonoma Inc (b)	5,900	228		CommVault Systems Inc (a)	600		31
World Fuel Services Corp (b)	2,634	109		Compuware Corp (a),(b)	16,500		149
Yamada Denki Co Ltd	260	17		Concur Technologies Inc (a)	9,080		535

See accompanying notes.

Schedule of Investments
Global Multi-Strategy Fund
February 29, 2012 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value (000	's)		COMMON STOCKS (continued)	Shares Held	Value	(000	's)

Software (continued)					Textiles (continued)
Dassault Systemes SA	1,032	$86			Teijin Ltd	5,000		$17
Dun & Bradstreet Corp/The (b)	930	77			Toray Industries Inc	4,000		28
Electronic Arts Inc (a),(b)	13,300	217						$138
Fair Isaac Corp (b)	3,126	126
Fidelity National Information Services Inc (b)	5,740	182			Toys, Games & Hobbies - 0.33%
					Hasbro Inc (b)	9,730		343
Fiserv Inc (a),(b)	500	33
					Jakks Pacific Inc (b)	12,115		188
Informatica Corp (a)	200	10
					Mattel Inc (b)	13,925		452
Intuit Inc (b)	2,121	123
Konami Corp	3,100	85			Namco Bandai Holdings Inc	2,300		32
Microsoft Corp (b)	32,445	1,030			Nintendo Co Ltd	750		111
MSCI Inc (a),(b)	1,572	56						$1,126
Oracle Corp (b)	25,689	752			Transportation - 0.77%
Quest Software Inc (a),(b)	6,600	132			AP Moeller - Maersk A/S - B shares	5		40
Red Hat Inc (a),(b)	3,336	165			Canadian Pacific Railway Ltd	1,180		88
Salesforce.com Inc (a)	2,370	339			Central Japan Railway Co	6		49
SAP AG	1,436	97			CH Robinson Worldwide Inc	2,270		150
Software AG	1,536	58			Con-way Inc (b)	5,500		163
Square Enix Holdings Co Ltd	600	12			CSX Corp (b)	3,500		74
Taleo Corp (a)	3,307	152			Deutsche Post AG	8,318		146
Tyler Technologies Inc (a),(b)	855	32			DSV A/S	5,643		131
VeriFone Systems Inc (a)	2,720	130			East Japan Railway Co	300		19
		$5,806			Expeditors International of Washington Inc (b)	1,512		66
					HUB Group Inc (a),(b)	100		4
Telecommunications - 2.09%
Acme Packet Inc (a)	5,701	174			JB Hunt Transport Services Inc	2,220		114
Amdocs Ltd (a)	2,300	71			Kawasaki Kisen Kaisha Ltd	17,000		36
Arris Group Inc (a)	300	3			Keisei Electric Railway Co Ltd	3,000		22
					Kirby Corp (a),(b)	503		34
AT&T Inc (b)	24,528	751
					Landstar System Inc (b)	2,200		119
Belgacom SA	1,662	53			Norfolk Southern Corp (b)	1,247		86
Cisco Systems Inc (b)	74,343	1,478
					Old Dominion Freight Line Inc (a),(b)	2,100		91
Clearwire Corp (a)	24,000	55
Comtech Telecommunications Corp (b)	1,989	64			Panalpina Welttransport Holding AG	144		17
					Ryder System Inc (b)	3,400		181
Comverse Technology Inc (a)	36,300	233
Deutsche Telekom AG	5,254	61			Tidewater Inc	1,740		104
DigitalGlobe Inc (a)	14,780	227			Tokyu Corp	1,000		5
					Union Pacific Corp (b)	1,176		130
Eutelsat Communications SA	514	19			United Parcel Service Inc (b),(d)	8,306		638
Finisar Corp (a)	19,850	403
					Werner Enterprises Inc (b)	1,400		34
Harris Corp (b)	2,352	103
InterDigital Inc/PA	1,100	42			West Japan Railway Co	2,200		90
IPG Photonics Corp (a)	200	11						$2,631
JDS Uniphase Corp (a),(b)	23,855	311		Water	- 0.02%
Juniper Networks Inc (a)	3,700	84			American Water Works Co Inc (b)	100		3
KDDI Corp	11	70			Cia de Saneamento de Minas Gerais-COPASA	1,800		46
Level 3 Communications Inc (a)	3,200	78			Veolia Environnement SA	221		3
MetroPCS Communications Inc (a),(b)	13,000	134						$52
Mobistar SA	2,033	97			TOTAL COMMON STOCKS			$178,362
Motorola Mobility Holdings Inc (a),(b)	10,695	425
Motorola Solutions Inc (b)	3,600	179			CONVERTIBLE PREFERRED STOCKS - 0.15%
NeuStar Inc (a)	500	18				Shares Held	Value	(000	's)
NII Holdings Inc (a),(b)	5,100	91			Automobile Manufacturers - 0.08%
Polycom Inc (a),(b)	8,300	171			General Motors Co	6,665		284
RF Micro Devices Inc (a)	17,959	86
SES SA	633	15		Banks	- 0.07%
Softbank Corp	2,600	77			Wells Fargo & Co	220		242
Sprint Nextel Corp (a),(b)	21,100	52
Swisscom AG	76	30			TOTAL CONVERTIBLE PREFERRED STOCKS			$526
Tele2 AB	7,174	146
Telefonaktiebolaget LM Ericsson	22,533	226			PREFERRED STOCKS - 0.02%	Shares Held	Value	(000	's)
Telefonica SA ADR	14,760	252			Apparel - 0.00%
Telenor ASA	1,154	21			Hugo Boss AG	47		5
Tellabs Inc (b)	52,300	207
USA Mobility Inc (b)	6,375	87
Verizon Communications Inc (b)	8,883	339			Automobile Manufacturers - 0.00%
Vivendi SA	3,115	67			Porsche Automobil Holding SE	101		6
Vodafone Group PLC ADR	3,510	95
Windstream Corp (b)	4,621	56			Consumer Products - 0.02%
		$7,162			Henkel AG & Co KGaA	794		52

Textiles - 0.04%
Cintas Corp (b)	2,150	83
Nisshinbo Holdings Inc	1,000	10

See accompanying notes.

Schedule of Investments
Global Multi-Strategy Fund
February 29, 2012 (unaudited)

	PREFERRED STOCKS (continued)	Shares Held			Value (000	's)			Principal

	Retail - 0.00%							BONDS (continued)	Amount (000's)		Value	(000	's)
	Orchard Supply Hardware Stores Corp (a),(b),(c)		31		$—			Building Materials - 0.04%
								Desarrolladora Homex SAB de CV
	TOTAL PREFERRED STOCKS				$63			9.75%, 03/25/2020(e)		$140		$145
		Principal
BONDS	- 17.19%	Amount (000's)		Value	(000	's)		Chemicals - 0.29%
	Advertising - 0.04%							Braskem America Finance Co
	Visant Corp							7.13%, 07/22/2041(e)		450		448
	10.00%, 10/01/2017		$135		$124			Hercules Inc
								6.50%, 06/30/2029		275		223
								Ineos Finance PLC
	Aerospace & Defense - 0.12%							8.38%, 02/15/2019(e)		200		213
	Meccanica Holdings USA Inc							Ineos Group Holdings Ltd
	7.38%, 07/15/2039(e)		500		416			7.88%, 02/15/2016(e)	EUR	100		118
												$1,002

	Automobile Manufacturers - 0.44%						Coal	- 0.07%
	BMW US Capital LLC							Peabody Energy Corp
	1.01%, 12/21/2012(f)		800		800
								6.00%, 11/15/2018(e)		$230		241
	Daimler Finance North America LLC
	1.18%, 03/28/2014(e),(f)		700		691
					$1,491			Commercial Services - 0.15%
								ServiceMaster Co/TN
	Automobile Parts & Equipment - 0.15%							8.00%, 02/15/2020(e)		250		264
	Delphi Corp							UR Financing Escrow Corp
	6.13%, 05/15/2021(e)		265		284			5.75%, 07/15/2018(e),(g)		255		262
	TRW Automotive Inc											$526
	7.25%, 03/15/2017(e)		200		223
					$507			Computers - 0.35%
								Hewlett-Packard Co
Banks	- 2.85%							0.77%, 05/24/2013(f)		700		698
	Banco Bradesco SA/Cayman Islands							International Business Machines Corp
	4.50%, 01/12/2017(e)		500		515
								0.55%, 02/06/2015		510		507
	Banco Continental SA via Continental Senior											$1,205
	Trustees II Cayman Ltd
	5.75%, 01/18/2017(e)		500		519			Consumer Products - 0.09%
	Banco Santander Brasil SA/Brazil							Reynolds Group Issuer Inc / Reynolds Group
	4.63%, 02/13/2017(e)		250		249			Issuer LLC / Reynolds Group Issuer
	Banco Votorantim SA							(Luxembourg) S.A.
	0.00%, 05/16/2016(a),(e)	BRL	300		183			9.88%, 08/15/2019(e)		300		310
	Bank of America Corp
	6.00%, 09/01/2017		$700		739			Cosmetics & Personal Care - 0.14%
	CIT Group Inc							Procter & Gamble Co/The
	7.00%, 05/01/2017		600		600			0.45%, 02/06/2014(f)		485		485
	Cooperatieve Centrale Raiffeisen-
	Boerenleenbank BA/Netherlands
	4.75%, 01/15/2020(e)		1,000		1,051			Diversified Financial Services - 0.83%
	Cooperatieve Centrale Raiffeisen-							Ford Motor Credit Co LLC
	Boerenleenbank BA/Utrect							5.88%, 08/02/2021		400		447
	3.38%, 01/19/2017		515		530			General Electric Capital Australia Funding Pty
	Eksportfinans ASA							Ltd
	2.00%, 09/15/2015		140		123			6.00%, 05/15/2013	AUD	400		433
	2.25%, 02/11/2021	CHF	145		123			Hyundai Capital America
	GMAC International Finance BV							4.00%, 06/08/2017(e)		$200		203
	7.50%, 04/21/2015	EUR	200		273			International Lease Finance Corp
	Goldman Sachs Group Inc/The							6.75%, 09/01/2016(e)		230		251
	6.15%, 04/01/2018		$700		759			Merrill Lynch & Co Inc
	HSBC Holdings PLC							6.88%, 11/15/2018		230		247
	5.10%, 04/05/2021		600		657			SLM Corp
	Lloyds TSB Bank PLC							7.25%, 01/25/2022		550		581
	5.80%, 01/13/2020(e)		850		881			8.00%, 03/25/2020		100		110
	6.50%, 03/24/2020	EUR	430		522			8.45%, 06/15/2018		500		560
	Morgan Stanley											$2,832
	6.63%, 04/01/2018		$850		901
	Royal Bank of Scotland PLC/The							Electric - 0.73%
	4.35%, 01/23/2017	EUR	200		228			Abu Dhabi National Energy Co
								5.88%, 12/13/2021(e)		200		210
	6.93%, 04/09/2018		200		246			Centrais Eletricas Brasileiras SA

	UBS AG/Stamford CT							5.75%, 10/27/2021 (e)		400		435
	5.75%, 04/25/2018		$600		663			Cia de Eletricidade do Estado da Bahia

					$9,762			11.75%, 04/27/2016 (e)	BRL	350		213
								DPL Inc
								7.25%, 10/15/2021(e)		$255		291

See accompanying notes.

     Schedule of Investments Global Multi-Strategy Fund February 29, 2012 (unaudited)

		Principal						Principal
	BONDS (continued)	Amount (000's)		Value	(000	's)	BONDS (continued)	Amount (000's)	Value	(000	's)

	Electric (continued)						Iron & Steel - 0.16%
	EDP Finance BV						ArcelorMittal
	4.90%, 10/01/2019(e)		$300		$237		7.00%, 10/15/2039	$537		$530
	6.00%, 02/02/2018(e)		200		170
	Empresas Publicas de Medellin ESP
	8.38%, 02/01/2021(e)	COP	380,000		226		Lodging - 0.37%
	Enel Finance International NV						Mandalay Resort Group
	6.00%, 10/07/2039(e)		$500		457		7.63%, 07/15/2013	210		214
							MGM Resorts International
Southern California Edison Co
	6.25%, 08/01/2049 (f)		255		258		6.63%, 07/15/2015	5		5
							7.50%, 06/01/2016	30		30
					$2,497		7.63%, 01/15/2017	485		495
	Electronics - 0.09%						8.63%, 02/01/2019(e)	55		59
	Jabil Circuit Inc						Wyndham Worldwide Corp
	5.63%, 12/15/2020		290		309		5.63%, 03/01/2021	425		464
										$1,267

	Engineering & Construction - 0.06%						Mining - 0.28%
	Odebrecht Finance Ltd						BHP Billiton Finance USA Ltd
	6.00%, 04/05/2023(e)		200		205		0.74%, 02/18/2014(f)	515		515
							FMG Resources August 2006 Pty Ltd
							6.38%, 02/01/2016(e)	120		124
	Finance - Mortgage Loan/Banker - 0.09%						Xstrata Finance Canada Ltd
	Freddie Mac						4.95%, 11/15/2021(e)	300		324
	2.38%, 01/13/2022		300		303					$963

Food	- 0.46%						Mortgage Backed Securities - 2.75%
	Great Atlantic & Pacific Tea Co Inc/The						American Home Mortgage Investment Trust
							2.25%, 09/25/2045(f)	7		6
	0.00%, 08/01/2015(a),(c),(e)		497		589
	Kraft Foods Inc						Banc of America Mortgage Securities Inc
							2.93%, 02/25/2034(f)	141		125
	1.46%, 07/10/2013(f)		700		704
	Post Holdings Inc						Bear Stearns Adjustable Rate Mortgage Trust
							2.25%, 08/25/2035(f)	259		232
	7.38%, 02/15/2022(e)		278		296
							2.79%, 02/25/2036(f)	273		162
					$1,589		2.91%, 01/25/2035(f)	10		8
	Forest Products & Paper - 0.07%						Citicorp Mortgage Securities Inc
	Celulosa Arauco y Constitucion SA						0.59%, 09/25/2035(f)	223		214
	4.75%, 01/11/2022(e)		240		243		Citigroup Mortgage Loan Trust Inc
							2.64%, 10/25/2035(f)	106		73
							Countrywide Home Loan Mortgage Pass
	Healthcare - Services - 0.12%						Through Trust
	CHS/Community Health Systems Inc						0.51%, 04/25/2035(f)	222		135
	8.00%, 11/15/2019(e)		150		159
							0.54%, 05/25/2035(f)	202		129
	HCA Inc						0.56%, 03/25/2035(f)	399		200
	7.25%, 09/15/2020		230		251		Credit Suisse Mortgage Capital Certificates
					$410		5.71%, 06/15/2039(f)	150		164
	Holding Companies - Diversified - 0.28%						CW Capital Cobalt Ltd
	Hutchison Whampoa International 11 Ltd						5.53%, 04/15/2047(f)	70		66
	4.63%, 01/13/2022(e)		483		493		Fannie Mae Whole Loan
	Votorantim Cimentos SA						0.64%, 09/25/2032(f)	226		225
	7.25%, 04/05/2041(e)		450		450		FHA 221D4 P11/01 GREY 42 NCP
					$943		7.43%, 09/01/2022(h)	6		6
							FHLMC Multifamily Structured Pass Through
	Home Equity Asset Backed Securities - 0.41%						Certificates
	GSAA Trust						1.59%, 10/25/2021(f)	200		22
	0.31%, 12/25/2046(f)		63		28
							First Horizon Asset Securities Inc
	HSI Asset Securitization Corp Trust						2.73%, 08/25/2035(f)	433		348
	0.35%, 12/25/2036(f)		1,528		501
							GMAC Mortgage Corp Loan Trust
	Morgan Stanley ABS Capital I						2.93%, 11/19/2035(f)	642		501
	0.28%, 01/25/2037(f)		76		75
							GS Mortgage Securities Corp II
	0.33%, 01/25/2037(f)		2,200		792		5.79%, 08/10/2045(f)	450		403
					$1,396		GSR Mortgage Loan Trust
							2.68%, 12/25/2034(f)	983		901
	Insurance - 0.13%
	Metlife Capital Trust IV						Harborview Mortgage Loan Trust
	7.88%, 12/15/2037(e)		400		440		0.59%, 06/20/2035(f)	754		609
							JP Morgan Alternative Loan Trust
							5.38%, 03/25/2036(f)	49		33
	Internet - 0.04%						JP Morgan Chase Commercial Mortgage
	eAccess Ltd						Securities Corp
	8.38%, 04/01/2018(e)	EUR	100		124		2.15%, 11/15/2028(c),(e),(f)	1,100		1,115
							Lehman Mortgage Trust
							5.50%, 02/25/2036	71		62

See accompanying notes.

Schedule of Investments
Global Multi-Strategy Fund
February 29, 2012 (unaudited)

	Principal						Principal
BONDS (continued)	Amount (000's)		Value	(000	's)	BONDS (continued)	Amount (000's)		Value	(000	's)

Mortgage Backed Securities (continued)						Pharmaceuticals (continued)
MLCC Mortgage Investors Inc						Valeant Pharmaceuticals International
0.49%, 11/25/2035(f)		$119		$101		(continued)
0.49%, 11/25/2035(f)		664		528		7.25%, 07/15/2022(e)		$140		$141
Morgan Stanley Reremic Trust										$389
5.79%, 08/12/2045(e),(f)		500		518
Residential Accredit Loans Inc						Pipelines - 0.07%
0.49%, 08/25/2037(f)		972		563		Rockies Express Pipeline LLC
						6.88%, 04/15/2040(e)		305		247
Residential Funding Mortgage Securities I
5.75%, 01/25/2036		69		64
Structured Asset Mortgage Investments Inc						Real Estate - 0.08%
0.45%, 04/25/2036(f)		826		464		ProLogis LP
Structured Asset Securities Corp						6.63%, 05/15/2018		250		280
2.33%, 01/25/2032(f)		35		25
WaMu Mortgage Pass Through Certificates
0.91%, 01/25/2047(f)		1,109		668		Retail - 0.07%
1.58%, 08/25/2042(f)		25		20		PVH Corp
2.72%, 07/25/2046(f)		478		334		7.38%, 05/15/2020		220		244
Wells Fargo Mortgage Backed Securities
Trust						Semiconductors - 0.07%
2.71%, 03/25/2035(f)		88		83		Advanced Micro Devices Inc
5.50%, 11/25/2035		129		131		7.75%, 08/01/2020		200		222
5.50%, 01/25/2036(f)		187		181
				$9,419
						Software - 0.08%
Office Furnishings - 0.09%						BMC Software Inc
Steelcase Inc						4.25%, 02/15/2022		250		259
6.38%, 02/15/2021		290		303

						Sovereign - 2.75%
Oil & Gas - 0.77%						Australia Government Bond
Aurora USA Oil & Gas Inc						4.75%, 06/15/2016	AUD	4,700		5,254
9.88%, 02/15/2017(e)		255		263		5.50%, 04/21/2023		500		599
Connacher Oil and Gas Ltd						Canadian Government Bond
8.50%, 08/01/2019(e)		250		244		1.75%, 03/01/2013	CAD	1,600		1,628
Dolphin Energy Ltd						3.00%, 12/01/2015		375		403
5.50%, 12/15/2021(e)		250		258		Mexican Bonos
Nabors Industries Inc						6.00%, 06/18/2015(f)	MXN	55		441
9.25%, 01/15/2019		245		308		8.00%, 12/19/2013(f)		5,500		452
Petrobras International Finance Co - Pifco						8.50%, 12/13/2018(f)		5,000		451
5.38%, 01/27/2021		475		511		Portugal Obrigacoes do Tesouro OT
Petroleos Mexicanos						4.95%, 10/25/2023	EUR	270		176
7.65%, 11/24/2021(e)	MXN	6,500		513						$9,404
TNK-BP Finance SA
6.63%, 03/20/2017		$500		547		Telecommunications - 1.12%
				$2,644		Alcatel-Lucent/France
						8.50%, 01/15/2016		480		655
Oil & Gas Services - 0.13%						Brasil Telecom SA
Global Geophysical Services Inc						9.75%, 09/15/2016(e)	BRL	600		347
10.50%, 05/01/2017		270		267		CenturyLink Inc
Pioneer Drilling Co						7.60%, 09/15/2039		$480		492
9.88%, 03/15/2018(e)		165		177		Clearwire Communications LLC/Clearwire
				$444		Finance Inc
						12.00%, 12/01/2015(e)		570		554
Other Asset Backed Securities - 0.11%						Frontier Communications Corp
Diamond Resorts Owner Trust						9.00%, 08/15/2031		270		263
9.31%, 03/20/2026(e)		172		182
						Portugal Telecom International Finance BV
JP Morgan Mortgage Acquisition Corp						5.00%, 11/04/2019	EUR	200		211
0.35%, 08/25/2036(f)		521		179
						Telecom Italia Capital SA
Merrill Lynch Mortgage Investors Inc						7.72%, 06/04/2038		$425		402
0.32%, 09/25/2037(f)		81		17
						Telefonica Emisiones SAU
				$378		5.13%, 04/27/2020		75		74
Packaging & Containers - 0.14%						5.46%, 02/16/2021		135		136
Ardagh Packaging Finance PLC						Telemar Norte Leste SA
7.38%, 10/15/2017(e)		200		215		5.50%, 10/23/2020(e)		200		204
Rock-Tenn Co						Virgin Media Finance PLC
4.45%, 03/01/2019(e)		250		254		5.25%, 02/15/2022(g)		260		265
				$469		Virgin Media Secured Finance PLC
						6.50%, 01/15/2018		225		245
Pharmaceuticals - 0.11%										$3,848
Valeant Pharmaceuticals International						TOTAL BONDS				$58,815
6.75%, 08/15/2021(e)		250		248

See accompanying notes.

Schedule of Investments
Global Multi-Strategy Fund
February 29, 2012 (unaudited)

		Principal					Principal
	CONVERTIBLE BONDS - 10.14%	Amount (000's)	Value (000	's)		CONVERTIBLE BONDS (continued)	Amount (000's)	Value	(000	's)

	Aerospace & Defense - 0.14%					Machinery - Diversified - 0.27%
	L-3 Communications Holdings Inc					Chart Industries Inc
	3.00%, 08/01/2035(b),(c)	$475	$466			2.00%, 08/01/2018	$725		$916

	Automobile Manufacturers - 0.07%				Media	- 0.43%
	Ford Motor Co					XM Satellite Radio Inc
	4.25%, 11/15/2016	150	239			7.00%, 12/01/2014(b),(e)	1,000		1,467

	Biotechnology - 0.40%					Mining - 0.49%
	Gilead Sciences Inc					Alcoa Inc
	1.63%, 05/01/2016(b)	825	1,030			5.25%, 03/15/2014(b)	986		1,676
	Illumina Inc
	0.25%, 03/15/2016(e)	153	145
	Vertex Pharmaceuticals Inc					Oil & Gas - 0.54%
						Pioneer Natural Resources Co
	3.35%, 10/01/2015	170	192			2.88%, 01/15/2038(b)	975		1,845
			$1,367

Coal	- 0.12%					Real Estate - 0.29%
	Alpha Natural Resources Inc					ProLogis LP
	2.38%, 04/15/2015	205	194			3.25%, 03/15/2015(b)	900		1,008
	Peabody Energy Corp
	4.75%, 12/15/2066	230	231
			$425		REITS	- 1.87%
						Boston Properties LP
	Commercial Services - 0.87%					3.63%, 02/15/2014(b),(c),(e)	750		817
	Avis Budget Group Inc					DDR Corp
	3.50%, 10/01/2014(b)	1,000	1,134			1.75%, 11/15/2040(b)	1,000		1,072
	Hertz Global Holdings Inc					Digital Realty Trust LP
	5.25%, 06/01/2014(b)	1,000	1,855			5.50%, 04/15/2029(b),(e)	425		757
			$2,989			Health Care REIT Inc
						3.00%, 12/01/2029(b)	925		1,063
	Computers - 1.03%
	Cadence Design Systems Inc					Host Hotels & Resorts LP
	2.63%, 06/01/2015(b)	350	583			2.50%, 10/15/2029(b),(e)	1,000		1,310
	EMC Corp/Massachusetts					SL Green Operating Partnership LP
						3.00%, 10/15/2017(b),(e)	1,250		1,395
	1.75%, 12/01/2013	130	228
	NetApp Inc								$6,414
	1.75%, 06/01/2013(b)	1,000	1,417
						Semiconductors - 0.91%
	SanDisk Corp					Intel Corp
	1.50%, 08/15/2017(b)	1,075	1,288
						3.25%, 08/01/2039	80		109
			$3,516			Microchip Technology Inc
						2.13%, 12/15/2037(b)	1,175		1,576
Food	- 0.35%
	Smithfield Foods Inc					Micron Technology Inc
	4.00%, 06/30/2013(b)	1,000	1,192			1.88%, 08/01/2031(e)	130		142
						Xilinx Inc
						3.13%, 03/15/2037(b)	1,000		1,289
	Home Builders - 0.71%								$3,116
	DR Horton Inc
	2.00%, 05/15/2014(b)	1,125	1,415			Telecommunications - 0.07%
	Lennar Corp					Ciena Corp
	2.00%, 12/01/2020(b),(e)	925	1,016			3.75%, 10/15/2018(e)	210		227
			$2,431
						TOTAL CONVERTIBLE BONDS			$34,708
	Internet - 0.90%						Principal
	Equinix Inc					MUNICIPAL BONDS - 1.32%	Amount (000's)	Value	(000	's)
	4.75%, 06/15/2016	1,000	1,818
	VeriSign Inc					California - 0.37%
	3.25%, 08/15/2037(b)	1,000	1,245			Bay Area Toll Authority
			$3,063			7.04%, 04/01/2050	$500		$688
						State of California
	Investment Companies - 0.16%					7.70%, 11/01/2030	500		591
	Ares Capital Corp								$1,279
	5.75%, 02/01/2016(e)	525	557
						Illinois - 0.51%
						Chicago Transit Authority
	Iron & Steel - 0.52%					6.90%, 12/01/2040	500		610
	Allegheny Technologies Inc					State of Illinois
	4.25%, 06/01/2014(b)	500	657
						4.07%, 01/01/2014	1,100		1,138
	United States Steel Corp								$1,748
	4.00%, 05/15/2014(b)	1,000	1,137
			$1,794

See accompanying notes.

Schedule of Investments
Global Multi-Strategy Fund
February 29, 2012 (unaudited)

		Principal					SENIOR FLOATING RATE INTERESTS	Principal
	MUNICIPAL BONDS (continued)	Amount (000's)	Value	(000	's)		(continued)	Amount (000's)	Value	(000	's)

	New York - 0.36%						Household Products & Wares - 0.06%
	Metropolitan Transportation Authority						Prestige Brands Inc, Term Loan
	7.13%, 11/15/2030	$500		$592			0.00%, 01/27/2019(f),(i)	$210		$211
	New York City Municipal Water Finance
	Authority
	5.72%, 06/15/2042	500		636			Machinery - Diversified - 0.04%
							Edwards Cayman Islands II Ltd, Term Loan B-
				$1,228			EXT
Texas	- 0.08%						5.50%, 05/31/2016(f)	130		127
	North Texas Higher Education Authority
	1.47%, 04/01/2040	272		265		Media	- 0.05%
							Cequel Communications LLC, Term Loan B
	TOTAL MUNICIPAL BONDS			$4,520			0.00%, 02/10/2019(f),(i)	125		124
	SENIOR FLOATING RATE INTERESTS -	Principal					Kabel Deutschland Vertrieb und Service
	1.05%	Amount (000's)	Value	(000	's)		GmbH, Term Loan F
							0.00%, 01/30/2019(f),(i)	60		59
	Advertising - 0.03%
	Visant Corp, Term Loan									$183
	5.25%, 12/22/2016(f)	$104		$100
							Miscellaneous Manufacturing - 0.04%
							Eastman Kodak Co, DIP Term Loan Multi-
	Building Materials - 0.06%						Draw
	CPG International Inc, Term Loan						0.00%, 07/26/2013(f),(i)	135		137
	6.00%, 02/18/2017(f)	199		189
							Oil & Gas Services - 0.03%
	Chemicals - 0.08%						Frac Tech International LLC, Term Loan B
	Taminco Global Chemical Corp, Term Loan						6.25%, 05/06/2016(f)	85		84
	B
	0.00%, 01/27/2019(f),(i)	85		85
							Pharmaceuticals - 0.14%
	Tronox Inc, 1st Lien Term Loan						Grifols Inc, Term Loan B
	0.00%, 02/03/2018(f),(i)	98		98			0.00%, 06/01/2017(f),(i)	120		120
	Tronox Inc, Delayed Draw Term Loan						NBTY Inc, Term Loan B1
	0.00%, 02/03/2018(f),(i)	27		27			4.25%, 10/01/2017(f)	120		120
	Univar Inc, Term Loan B						Quintiles Corp, Term Loan B
	5.00%, 06/30/2017(f)	55		55			5.00%, 06/08/2018(f)	125		124
				$265			Valeant Pharmaceuticals International Inc,
	Computers - 0.01%						Term Loan B
							3.75%, 02/08/2019(f)	125		125
	Kronos Inc, Term Loan C
	6.26%, 12/21/2017(f)	45		45						$489
							Retail - 0.05%
	Diversified Financial Services - 0.13%						Neiman Marcus Group Inc/The, Term Loan
	Springleaf Financial Funding Co, Term Loan						4.75%, 04/25/2018(f)	125		124
	5.50%, 05/28/2017(f)	500		456			Petco Animal Supplies Inc, Term Loan B
							4.50%, 11/24/2017(f)	54		54
										$178
Food	- 0.01%
	DS Waters, Term Loan						Semiconductors - 0.01%
	0.00%, 08/25/2017(f),(i)	6		5			NXP BV, Term Loan
	DS Waters, Term Loan B						0.00%, 02/16/2019(f),(i)	50		49
	0.00%, 08/25/2017(f),(i)	29		29
				$34			Software - 0.05%
	Healthcare - Products - 0.04%						Blackboard Inc, Term Loan B
	DJO Finance LLC / DJO Finance Corp, Term						7.49%, 10/04/2018(f)	55		54
	Loan B						Rocket Software Inc, Term Loan B
	3.27%, 05/20/2014(f)	125		123			7.00%, 02/07/2018(f)	50		50
							Verint Systems Inc, Term Loan B
							4.50%, 10/27/2017(f)	50		50
	Healthcare - Services - 0.09%									$154
	Health Management Associates Inc, Term
	Loan A						Telecommunications - 0.13%
	3.25%, 11/18/2016(f)	90		86			Crown Castle Operating Co, Term Loan B
	Kindred Healthcare Inc, Term Loan						0.00%, 01/25/2019(f),(i)	125		125
	5.25%, 06/01/2018(f)	50		48			Level 3 Financing Inc, Term Loan B3
	Multiplan Inc, Term Loan B						5.67%, 09/01/2018(f)	200		201
	4.75%, 08/26/2017(f)	50		49			MetroPCS Wireless Inc, Term Loan B3
	Sheridan Healthcare Inc, Term Loan						4.04%, 03/19/2018(f)	125		124
	6.02%, 06/15/2015(f)	125		120						$450
				$303			TOTAL SENIOR FLOATING RATE INTERESTS			$3,577

See accompanying notes.

		Schedule of Investments
Global Multi-Strategy Fund
February 29, 2012 (unaudited)

				(g) Security purchased on a when-issued basis.
				(h)	Market value is determined in accordance with procedures established in
U.S. GOVERNMENT & GOVERNMENT	Principal			good faith by the Board of Directors. At the end of the period, the value of
AGENCY OBLIGATIONS - 10.76%	Amount (000's)	Value (000	's)	these securities totaled $6 or 0.00% of net assets.
Federal Home Loan Mortgage Corporation (FHLMC) - 0.62%				(i)	This Senior Floating Rate Note will settle after February 29, 2012, at
				which time the interest rate will be determined.
4.50%, 03/01/2042(j),(k)	$2,000	$2,124
				(j)	This entity was put into conservatorship by the US Government in 2008.
				See Notes to Financial Statements for additional information.
Federal National Mortgage Association (FNMA) - 6.13%				(k)	Security was purchased in a "to-be-announced" ("TBA") transaction. See
3.00%, 03/01/2027(j),(k)	2,000	2,075		Notes to Financial Statements for additional information.
3.50%, 09/01/2025(j)	907	952		(l) Rate shown is the discount rate of the original purchase.
3.50%, 10/01/2025(j)	3,577	3,756		(m)	Security or a portion of the security was pledged to cover margin
3.50%, 11/01/2025(j)	1,915	2,010		requirements for futures contracts. At the end of the period, the value of
3.50%, 02/01/2026(j)	606	636		these securities totaled $200 or 0.06% of net assets.
3.50%, 04/01/2026(j)	943	990		(n)	Security or a portion of the security was pledged to cover margin
3.50%, 09/01/2026(j)	366	384		requirements for swap and/or swaption contracts. At the end of the period,
3.50%, 11/01/2041(j)	4,974	5,147		the value of these securities totaled $419 or 0.12% of net assets.
3.50%, 12/01/2041(j)	967	1,000
4.00%, 05/01/2026(j)	1,923	2,037
4.00%, 12/01/2039(j)	1,882	1,984
				Unrealized Appreciation (Depreciation)
		$20,971		The net federal income tax unrealized appreciation (depreciation) and federal tax
U.S. Treasury - 2.26%				cost of investments held as of the period end were as follows:
1.25%, 01/31/2019	600	595
1.38%, 11/30/2018	1,200	1,203		Unrealized Appreciation	$24,699
2.00%, 11/15/2021	5,700	5,728		Unrealized Depreciation	(4,022)
2.13%, 08/15/2021	200	204		Net Unrealized Appreciation (Depreciation)	$20,677
		$7,730		Cost for federal income tax purposes	$312,716

U.S. Treasury Bill - 0.22%				All dollar amounts are shown in thousands (000's)
0.02%, 03/22/2012(l),(m),(n)	750	750
				Portfolio Summary (unaudited)
U.S. Treasury Inflation-Indexed Obligations - 1.53%				Sector	Percent
0.63%, 07/15/2021	4,306	4,731		Consumer, Non-cyclical	12 .38%
0.75%, 02/15/2042	499	503		Financial	12 .02%
		$5,234		Government	11 .20%
TOTAL U.S. GOVERNMENT & GOVERNMENT AGENCY				Mortgage Securities	9 .50%
OBLIGATIONS		$36,809		Consumer, Cyclical	9 .38%
	Maturity			Industrial	9 .21%
REPURCHASE AGREEMENTS - 4.35%	Amount (000's)	Value (000	's)	Communications	9 .03%
				Technology	8 .06%
Finance - Mortgage Loan/Banker - 4.35%				Energy	6 .72%
United States Agency Repurchase Agreement;	$11,600	$11,600		Basic Materials	5 .01%
0.19% dated 02/29/12 maturing 03/01/12				Utilities	2 .43%
(collateralized by US Government Security;				Revenue Bonds	0 .82%
$11,965,147; 4.00%; dated 02/20/42)				Asset Backed Securities	0 .52%
United States Agency Repurchase Agreement;	3,300	3,300		General Obligation Unltd	0 .50%
0.19% dated 02/29/12 maturing 03/01/12				Diversified	0 .33%
(collateralized by US Government Security;				Purchased Options	0 .30%
$3,350,162; 1.00%; dated 12/05/14)				Purchased Interest Rate Swaptions	0 .03%
		$14,900		Investments Sold Short	(36.32)%
TOTAL REPURCHASE AGREEMENTS		$14,900		Other Assets in Excess of Liabilities, Net	38 .88%
TOTAL PURCHASED OPTIONS - 0.30%		$1,017		TOTAL NET ASSETS	100.00%
TOTAL PURCHASED INTEREST RATE
SWAPTIONS - 0.03%		$96
Total Investments		$333,393
Other Assets in Excess of Liabilities, Net - 2.56%		$8,769
TOTAL NET ASSETS - 100.00%		$342,162

(a)	Non-Income Producing Security
(b)	Security or a portion of the security was pledged as collateral for short sales. At the end of the period, the value of these securities totaled $69,263 or 20.24% of net assets.
(c)	Security is Illiquid
(d)	Security or a portion of the security was pledged to cover margin requirements for options contracts. At the end of the period, the value of these securities totaled $4,541 or 1.33% of net assets.
(e)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. Unless otherwise indicated, these securities are not considered illiquid. At the end of the period, the value of these securities totaled $26,525 or 7.75% of net assets.
(f)	Variable Rate. Rate shown is in effect at February 29, 2012.

See accompanying notes.

Schedule of Investments
Global Multi-Strategy Fund
February 29, 2012 (unaudited)

Credit Default Swaps

Buy Protection
					(Pay)/						Upfront	Unrealized
					Receive	Expiration	Notional		Market		Premiums	Appreciation/
Counterparty (Issuer)		Reference Entity			Fixed Rate	Date	Amount		Value Paid/(Received) (Depreciation)
Bank of America NA		CDX.HY.17			(5.00)%	12/20/2016		$776	$14		$30	$(16)
Bank of America NA		DJITRAX16			(1.00)%	12/20/2016	EUR	1,200	21		26	(5)
Bank of America NA		ITRAXXJP16			(1.00)%	12/20/2016	JPY	10,000	2		5	(3)
Bank of America NA		Limited Brands; 6.90%; 07/15/2017			(1.00)%	03/20/2017		$200	7		10	(3)
Bank of America NA		Macy's Retail Holdings Inc; 7.45%;			(1.00)%	03/20/2017		300	—		5	(5)
		07/15/2017
Bank of America NA		Marriott Intl; 5.81%; 11/10/2015			(1.00)%	03/20/2017		200	(2)		(1)	(1)
Bank of America NA		Target Corp; 5.38%; 05/01/2017			(1.00)%	03/20/2017		300	(8)		(6)	(2)
BNP Paribas		ITRAXXJP16			(1.00)%	12/20/2016	EUR	600	37		41	(4)
Deutsche Bank AG		Starwood Hotels; 6.75%; 05/15/2018			(1.00)%	03/20/2017		$100	1		1	—
Goldman Sachs & Co		Home Depot Inc; 5.88%; 12/16/2036			(1.00)%	12/20/2016		100	(3)		(2)	(1)
JP Morgan Chase		DJITRAX16			(1.00)%	12/20/2016	EUR	600	10		13	(3)
Merrill Lynch		CDX.EM.16			(5.00)%	12/20/2106		$1,800	(199)		(145)	(54)
Merrill Lynch		CDX.EM.16			(5.00)%	12/20/2016		1,000	(110)		(102)	(8)
Merrill Lynch		JC Penney Corp Inc; 6.375%;			(1.00)%	03/20/2017		500	46		51	(5)
		10/15/2036
Merrill Lynch		Macy's Retail Holdings Inc; 7.45%;			(1.00)%	03/20/2017		1,100	(2)		4	(6)
		07/15/2017
Merrill Lynch		Safeway Inc; 7.25%; 02/01/2031			(1.00)%	03/20/2017		530	8		11	(3)
Merrill Lynch		Sprint Nextel Corp; 6.00%; 12/01/2016			(5.00)%	03/20/2015		300	12		16	(4)
Merrill Lynch		Turkey Government International			(1.00)%	03/20/2017		500	33		34	(1)
	Bond;	11.875%; 01/15/2030
UBS AG		Spanish Government Bond; 5.50%;			(1.00)%	03/20/2017		500	59		60	(1)
		07/30/2017
Total									$(74	) $	51	$(125)

Sell Protection
			Implied
			Credit Spread								Upfront
			as of		(Pay)/						Premiums	Unrealized
			February 29, Receive			Expiration	Notional		Market		Paid/	Appreciation/
Counterparty (Issuer)		Reference Entity	2012	(c)	Fixed Rate	Date	Amount (a)		Value (b) (Received)			(Depreciation)
Merrill Lynch		MGM Resorts	6.57%		5.00%	03/20/2017		$200	$(13	) $	(13)	—
		International; 7.625%;
		01/15/2017
Morgan Stanley		CDX.NA.HY.17	N/A		5.00%	12/20/2016		97	(2)		(8)	6
Morgan Stanley		CDX.NA.HY.17	N/A		5.00%	12/20/2016		97	(2)		(6)	4
Royal Bank of Scotland PLC		CDX.NA.HY.17	N/A		5.00%	12/20/2016		97	(2)		(11)	9
Royal Bank of Scotland PLC		CDX.NA.HY.17	N/A		5.00%	12/20/2016		97	(2)		3	(5)
Royal Bank of Scotland PLC		CDX.NA.HY.17	N/A		5.00%	12/20/2016		97	(1)		(1)	—
Royal Bank of Scotland PLC		CDX.NA.HY.17	N/A		5.00%	12/20/2016		388	(5)		(28)	23
Total									$(27	)$	(64)	$37

(a) The maximum potential payment amount that the seller of credit protection could be required to make if a credit event occurs as defined under the terms of that particular swap agreement.

(b) The market price and resulting market value for credit default swap agreements on credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit default swap as of the period end. Increasing market values, in absolute terms, when compared to the notional amount of the swap, represent a deterioration of the referenced entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(c) Implied credit spreads, represented in absolute terms, used in determining the market value of credit default swap agreements on corporate issues or sovereign issues as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

All dollar amounts are shown in thousands (000's)

Foreign Currency Contracts

Foreign Currency Purchase						Net Unrealized
Contracts	Counterparty	Delivery Date Contracts to Accept In Exchange For			Value	Appreciation/(Depreciation)
Australian Dollar	Royal Bank of Scotland PLC	03/21/2012	7,037,000	$7,204	$7,529	$325
Brazilian Real	Royal Bank of Scotland PLC	03/21/2012	1,440,000	792	835	43
British Pound	Royal Bank of Scotland PLC	03/21/2012	2,444,000	3,826	3,887	61
Canadian Dollar	Royal Bank of Scotland PLC	03/21/2012	3,916,000	3,865	3,957	92
Canadian Dollar	Royal Bank of Scotland PLC	03/30/2012	91,475	91	92	1

See accompanying notes.

Schedule of Investments
Global Multi-Strategy Fund
February 29, 2012 (unaudited)

Foreign Currency Contracts (continued)

Foreign Currency Purchase						Net Unrealized
Contracts	Counterparty	Delivery Date Contracts to Accept In Exchange For			Value	Appreciation/(Depreciation)
Chilean Peso	Royal Bank of Scotland PLC	03/21/2012	64,000,000	$128	$133	$5
Chinese Renminbi	Barclays Bank PLC	02/01/2013	31,054,192	4,926	4,930	4
Colombian Peso	Royal Bank of Scotland PLC	03/21/2012	190,000,000	103	107	4
Czech Republic Koruna	Royal Bank of Scotland PLC	03/21/2012	11,700,000	608	627	19
Danish Krone	Royal Bank of Scotland PLC	03/21/2012	1,906,000	339	342	3
Euro	Barclays Bank PLC	04/16/2012	66,000	86	88	2
Euro	Royal Bank of Scotland PLC	03/21/2012	10,243,000	13,533	13,646	113
Hong Kong Dollar	Barclays Bank PLC	05/18/2012	2,649,824	342	342	—
Hungary Forint	Royal Bank of Scotland PLC	03/21/2012	474,000,000	2,043	2,185	142
Indian Rupee	Goldman Sachs & Co	07/12/2012	32,691,200	640	648	8
Indian Rupee	Royal Bank of Scotland PLC	03/21/2012	92,600,000	1,827	1,880	53
Indian Rupee	UBS Securities	07/12/2012	7,105,680	139	141	2
Indonesia Rupiah	Royal Bank of Scotland PLC	03/21/2012	1,400,000,000	156	155	(1)
Israeli Shekel	Royal Bank of Scotland PLC	03/21/2012	780,000	208	206	(2)
Japanese Yen	Royal Bank of Scotland PLC	03/21/2012	668,164,000	8,696	8,222	(474)
Malaysian Ringgit	Goldman Sachs & Co	04/23/2012	2,673,300	840	890	50
Malaysian Ringgit	Royal Bank of Scotland PLC	03/21/2012	1,469,040	469	490	21
Malaysian Ringgit	UBS Securities	04/23/2012	555,957	177	185	8
Mexican Peso	Barclays Bank PLC	06/15/2012	13,137,737	1,013	1,014	1
Mexican Peso	BNP Paribas Bank	03/15/2012	2,599,775	192	202	10
Mexican Peso	Credit Suisse	03/21/2012	5,580,000	431	434	3
Mexican Peso	Goldman Sachs & Co	03/15/2012	10,537,962	770	820	50
Mexican Peso	Royal Bank of Scotland PLC	03/21/2012	27,200,000	2,006	2,115	109
New Zealand Dollar	Royal Bank of Scotland PLC	03/21/2012	11,903,000	9,560	9,917	357
Norwegian Krone	Royal Bank of Scotland PLC	03/21/2012	56,709,000	9,859	10,141	282
Norwegian Krone	UBS Securities	03/08/2012	2,157,000	377	386	9
Philippine Peso	Royal Bank of Scotland PLC	03/21/2012	23,800,000	550	556	6
Polish Zloty	Royal Bank of Scotland PLC	03/21/2012	8,310,000	2,443	2,677	234
Russian Ruble	Royal Bank of Scotland PLC	03/21/2012	56,300,000	1,769	1,924	155
Singapore Dollar	Royal Bank of Scotland PLC	03/21/2012	2,160,000	1,693	1,727	34
South African Rand	Royal Bank of Scotland PLC	03/22/2012	7,800,000	999	1,036	37
South Korean Won	Credit Suisse	03/12/2012	560,000,000	502	501	(1)
South Korean Won	Credit Suisse	03/27/2012	300,000,000	265	268	3
South Korean Won	Royal Bank of Scotland PLC	03/21/2012	4,940,000,000	4,284	4,416	132
Swedish Krona	Royal Bank of Scotland PLC	03/21/2012	29,460,000	4,318	4,450	132
Swiss Franc	JP Morgan Securities	03/08/2012	502,000	547	555	8
Swiss Franc	Royal Bank of Scotland PLC	03/21/2012	2,633,000	2,865	2,912	47
Taiwan New Dollar	Barclays Bank PLC	04/09/2012	22,603,535	748	770	22
Taiwan New Dollar	Royal Bank of Scotland PLC	03/21/2012	27,700,000	928	943	15
Turkish Lira	Royal Bank of Scotland PLC	03/21/2012	4,030,000	2,160	2,295	135
Total						$2,259

Foreign Currency Sale						Net Unrealized
Contracts	Counterparty	Delivery Date Contracts to Deliver In Exchange For			Value	Appreciation/(Depreciation)
Australian Dollar	Barclays Bank PLC	04/23/2012	8,157,000	$8,701	$8,693	$8
Australian Dollar	Merrill Lynch	03/06/2012	400,000	428	429	(1)
Australian Dollar	Royal Bank of Scotland PLC	03/21/2012	2,514,000	2,598	2,690	(92)
Australian Dollar	Royal Bank of Scotland PLC	03/30/2012	28,418	30	30	—
Brazilian Real	Credit Suisse	03/22/2012	870,000	502	504	(2)
Brazilian Real	Royal Bank of Scotland PLC	03/21/2012	590,000	335	342	(7)
British Pound	Barclays Bank PLC	03/12/2012	317,000	495	504	(9)
British Pound	Credit Suisse	03/12/2012	316,366	502	503	(1)
British Pound	Credit Suisse	03/13/2012	160,000	253	255	(2)
British Pound	Credit Suisse	03/15/2012	175,000	276	278	(2)
British Pound	Royal Bank of Scotland PLC	03/21/2012	3,938,000	6,131	6,264	(133)
British Pound	UBS Securities	03/12/2012	316,000	496	503	(7)
Canadian Dollar	Credit Suisse	03/19/2012	1,000,000	1,003	1,010	(7)
Canadian Dollar	Royal Bank of Scotland PLC	03/15/2012	362,510	364	366	(2)
Canadian Dollar	Royal Bank of Scotland PLC	03/21/2012	4,416,000	4,305	4,462	(157)
Canadian Dollar	Royal Bank of Scotland PLC	03/30/2012	539,076	534	545	(11)
Canadian Dollar	Royal Bank of Scotland PLC	04/30/2012	115,875	116	117	(1)
Chilean Peso	Royal Bank of Scotland PLC	03/21/2012	31,000,000	59	64	(5)
Colombian Peso	Merrill Lynch	03/27/2012	430,000,000	241	243	(2)
Colombian Peso	Royal Bank of Scotland PLC	03/21/2012	100,000,000	52	57	(5)
Czech Republic Koruna	Royal Bank of Scotland PLC	03/21/2012	15,100,000	782	809	(27)
Danish Krone	Royal Bank of Scotland PLC	03/21/2012	353,000	62	63	(1)
Euro	Barclays Bank PLC	04/16/2012	32,000	42	43	(1)
Euro	Credit Suisse	03/01/2012	285,000	374	380	(6)
Euro	Credit Suisse	03/05/2012	390,000	511	520	(9)
Euro	Credit Suisse	03/08/2012	447,000	588	596	(8)

See accompanying notes.

Schedule of Investments
Global Multi-Strategy Fund
February 29, 2012 (unaudited)

Foreign Currency Contracts (continued)

Foreign Currency Sale	Counterparty	Delivery Date	Contracts to Deliver	In Exchange	Value	Net Unrealized
Contracts		For			Appreciation/(Depreciation)
Euro	Credit Suisse	03/09/2012	90,000	$118	$120	$(2)
Euro	Credit Suisse	03/12/2012	380,000	504	506	(2)
Euro	Credit Suisse	03/27/2012	140,000	187	187	—
Euro	Credit Suisse	03/30/2012	285,000	383	380	3
Euro	Credit Suisse	04/24/2012	207,000	268	276	(8)
Euro	Credit Suisse	04/30/2012	140,000	183	187	(4)
Euro	JP Morgan Securities	04/16/2012	500,000	641	666	(25)
Euro	Merrill Lynch	03/28/2012	85,500	115	114	1
Euro	Royal Bank of Scotland PLC	03/21/2012	20,937,000	27,449	27,893	(444)
Euro	UBS Securities	04/16/2012	1,710,000	2,182	2,278	(96)
Hungary Forint	Deutsche Bank AG	05/14/2012	135,330,228	553	620	(67)
Hungary Forint	Royal Bank of Scotland PLC	03/21/2012	102,000,000	412	470	(58)
Indian Rupee	Royal Bank of Scotland PLC	03/21/2012	208,100,000	3,859	4,224	(365)
Indonesia Rupiah	Royal Bank of Scotland PLC	03/21/2012	100,000,000	11	11	—
Israeli Shekel	Royal Bank of Scotland PLC	03/21/2012	6,190,000	1,629	1,636	(7)
Japanese Yen	Royal Bank of Scotland PLC	03/21/2012	1,457,466,000	18,613	17,935	678
Japanese Yen	UBS Securities	03/16/2012	247,535,000	3,254	3,046	208
Malaysian Ringgit	Royal Bank of Scotland PLC	03/21/2012	2,239,040	708	747	(39)
Mexican Peso	Barclays Bank PLC	03/15/2012	13,137,737	1,022	1,022	—
Mexican Peso	Barclays Bank PLC	09/27/2012	1,027,198	79	79	—
Mexican Peso	Credit Suisse	03/20/2012	7,100,000	554	552	2
Mexican Peso	JP Morgan Securities	09/27/2012	1,053,851	81	81	—
Mexican Peso	Merrill Lynch	03/07/2012	6,500,000	504	506	(2)
Mexican Peso	Royal Bank of Scotland PLC	03/21/2012	3,100,000	229	241	(12)
Mexican Peso	UBS Securities	09/27/2012	4,162,160	320	319	1
New Zealand Dollar	Royal Bank of Scotland PLC	03/21/2012	1,118,000	854	931	(77)
Norwegian Krone	Barclays Bank PLC	03/08/2012	2,182,000	379	390	(11)
Norwegian Krone	Royal Bank of Scotland PLC	03/21/2012	1,691,000	281	302	(21)
Philippine Peso	Royal Bank of Scotland PLC	03/21/2012	122,900,000	2,782	2,871	(89)
Polish Zloty	Royal Bank of Scotland PLC	03/21/2012	1,520,000	431	490	(59)
Russian Ruble	Royal Bank of Scotland PLC	03/21/2012	5,900,000	182	202	(20)
Singapore Dollar	Royal Bank of Scotland PLC	03/21/2012	5,430,000	4,227	4,343	(116)
South African Rand	Royal Bank of Scotland PLC	03/22/2012	17,000,000	2,058	2,258	(200)
South Korean Won	Royal Bank of Scotland PLC	03/21/2012	580,000,000	504	518	(14)
South Korean Won	UBS Securities	07/12/2012	8,024,300	7	7	—
Swedish Krona	Royal Bank of Scotland PLC	03/21/2012	26,141,000	3,859	3,949	(90)
Swiss Franc	Barclays Bank PLC	03/08/2012	531,000	573	587	(14)
Swiss Franc	Credit Suisse	05/09/2012	105,000	114	116	(2)
Swiss Franc	Royal Bank of Scotland PLC	03/21/2012	2,612,000	2,857	2,888	(31)
Taiwan New Dollar	Royal Bank of Scotland PLC	03/21/2012	48,500,000	1,604	1,651	(47)
Turkish Lira	Royal Bank of Scotland PLC	03/21/2012	840,000	468	478	(10)
Total						$(1,529)

All dollar amounts are shown in thousands (000's)

See accompanying notes.

		Schedule of Investments
Global Multi-Strategy Fund
February 29, 2012 (unaudited)

Futures Contracts

					Unrealized
Type	Long/Short	Contracts	Notional Value	Market Value	Appreciation/(Depreciation)
90 day Eurodollar; December 2012	Long	9	$2,237	$2,238	$1
90 day Eurodollar; December 2013	Long	9	2,233	2,234	1
90 day Eurodollar; June 2012	Long	43	10,692	10,702	10
90 day Eurodollar; June 2013	Long	10	2,484	2,485	1
90 day Eurodollar; March 2013	Long	11	2,733	2,734	1
90 day Eurodollar; September 2012	Long	6	1,493	1,493	—
90 day Eurodollar; September 2013	Long	9	2,234	2,235	1
90 day Sterling; December 2012	Long	16	3,151	3,153	2
90 day Sterling; December 2013	Long	12	2,360	2,360	—
90 day Sterling; June 2013	Long	14	2,757	2,758	1
90 day Sterling; March 2013	Long	15	2,955	2,956	1
90 day Sterling; September 2013	Long	13	2,559	2,559	—
Australia 3 Year Bond; March 2012	Long	1	116	114	(2)
CAC40 Index; March 2012	Long	16	723	736	13
DJ Euro Stoxx 50; March 2012	Long	47	1,558	1,572	14
DJIA Emini; March 2012	Long	13	796	841	45
eMini NASDAQ 100; March 2012	Long	13	633	682	49
Euribor; December 2012	Long	11	3,628	3,638	10
Euribor; December 2013	Long	9	2,957	2,970	13
Euribor; June 2012	Long	42	13,853	13,891	38
Euribor; June 2013	Long	10	3,294	3,304	10
Euribor; March 2013	Long	10	3,296	3,306	10
Euribor; September 2012	Long	42	13,855	13,893	38
Euribor; September 2013	Long	10	3,291	3,302	11
Euro Swiss; June 2012	Long	2	554	553	(1)
Euro Swiss; September 2012	Long	3	830	829	(1)
FTSE MIB Index; March 2012	Long	1	109	109	—
FTSE100 Index; March 2012	Long	39	3,548	3,631	83
Hang Seng Index; March 2012	Long	1	138	140	2
HSCEI China Index; March 2012	Long	12	903	917	14
IBEX 35 Index; March 2012	Long	2	235	225	(10)
KOSPI 200 Index; March 2012	Long	14	1,557	1,672	115
MSCI Singapore Index; March 2012	Long	5	276	278	2
Russell 2000 Mini; March 2012	Long	35	2,804	2,835	31
S&P Mid 400 Emini; March 2012	Long	5	455	488	33
South Africa All Share; March 2012	Long	32	1,270	1,301	31
90 day Sterling; June 2012	Short	18	3,544	3,546	(2)
90 day Sterling; September 2012	Short	11	2,165	2,168	(3)
AEX Index; March 2012	Short	4	344	346	(2)
Canadian Bank Acceptance; June 2012	Short	45	11,252	11,226	26
Canadian Bank Acceptance; September 2012	Short	19	4,751	4,740	11
Euro Bund 10 Year Bund; March 2012	Short	3	548	559	(11)
Japan Mini 10 Year Bond; March 2012	Short	25	4,366	4,389	(23)
Japan Topix Index; March 2012	Short	14	1,325	1,435	(110)
MSCI Taiwan Index; March 2012	Short	39	1,096	1,125	(29)
Russell 2000 Mini; March 2012	Short	35	2,614	2,835	(221)
S&P 500 Emini; March 2012	Short	744	48,183	50,756	(2,573)
S&P Mid 400 Emini; March 2012	Short	44	3,924	4,297	(373)
SGX CNX Nifty Index; March 2012	Short	122	1,381	1,326	55
SPI 200 Index; March 2012	Short	22	2,442	2,529	(87)
US 10 Year Note; June 2012	Short	38	4,991	4,976	15
US Long Bond; June 2012	Short	19	2,708	2,691	17
Total					$(2,743)
All dollar amounts are shown in thousands (000's)

See accompanying notes.

			Schedule of Investments
Global Multi-Strategy Fund
February 29, 2012 (unaudited)

Interest Rate Swaps

				(Pay)/Receive				Notional			Unrealized
Counterparty (Issuer)	Floating Rate Index			Floating Rate Fixed Rate Expiration Date Amount						Appreciation/(Depreciation)
BNP Paribas	6 Month JPY LIBOR			Receive		2.00%	12/21/2041	JPY	50,000		$8
Deutsche Bank AG	3 Month EURIBOR			Receive		0.81%	03/20/2013	EUR	20,000		(7)
Deutsche Bank AG	3 Month EURIBOR				Pay	0.94%	03/19/2014		20,000		1
Deutsche Bank AG	6 Month JPY LIBOR			Receive		2.00%	12/21/2041	JPY	50,000		12
Deutsche Bank AG	EUR-EONIA-OIS-COMPOUND			Receive		0.57%	03/19/2014	EUR	20,000		1
Deutsche Bank AG	EUR-EONIA-OIS-COMPOUND				Pay	0.37%	03/20/2013		20,000		1
Goldman Sachs & Co	3 Month EURIBOR			Receive		0.76%	03/20/2013		10,300		(2)
Goldman Sachs & Co	3 Month EURIBOR				Pay	0.91%	03/19/2014		10,300		—
Goldman Sachs & Co	EUR-EONIA-OIS-COMPOUND				Pay	0.35%	03/20/2013		10,300		—
Goldman Sachs & Co	EUR-EONIA-OIS-COMPOUND			Receive		0.57%	03/19/2014		10,300		1
UBS Securities	6 Month AUD Bank Bill				Pay	4.75%	12/14/2017	AUD	800		(1)
UBS Securities	6 Month AUD BBR BBSW				Pay	4.75%	12/15/2017		800		(3)
Total											$11

All dollar amounts are shown in thousands (000's)

Interest Rate Swaptions

			Pay/
			Receive				Upfront
Purchased Swaptions		Floating Rate Floating Exercise Expiration				Notional	Premiums		Market		Unrealized
Outstanding	Counterparty (Issuer)	Index	Rate	Rate	Date	Amount Paid/(Received)			Value Appreciation/(Depreciation)
Put - 10 Year Interest Goldman Sachs & Co		6 Month	Receive	2.70%	04/10/2012	EUR	700	$3	$—		$(3)
Rate Swap		EURIBOR
Put - 30 Year Interest Bank of America NA		3 Month	Receive	2.75%	07/30/2012		$500	23	31		8
Rate Swap		LIBOR
Put - 30 Year Interest Barclays Bank PLC		6 Month	Receive	3.50%	11/05/2012	EUR	400	18	4		(14)
Rate Swap		EURIBOR
Put - 30 Year Interest Deutsche Bank AG		3 Month	Receive	2.75%	07/30/2012		$500	25	31		6
Rate Swap		LIBOR
Put - 30 Year Interest Deutsche Bank AG		3 Month	Receive	2.87%	06/18/2012		700	32	30		(2)
Rate Swap		LIBOR
Total								$101	$96		$(5)

			Pay/
			Receive				Upfront
Written Swaptions		Floating Rate Floating Exercise Expiration				Notional Premiums			Market		Unrealized
Outstanding	Counterparty (Issuer)	Index	Rate	Rate	Date	Amount Paid/(Received)			Value Appreciation/(Depreciation)
Call - 10 Year	Goldman Sachs & Co	6 Month	Receive	2.20%	04/10/2012	EUR	700	$(3)	$(6	) $	(3)
Interest Rate Swap		EURIBOR
Put - 5 Year Interest	Barclays Bank PLC	6 Month	Receive	2.80%	11/05/2012		1,700	(19)	(2)		17
Rate Swap		EURIBOR
Total								$(22)	$(8	) $	14

All dollar amounts are shown in thousands (000's)

Options

						Upfront Premiums					Unrealized
Purchased Options Outstanding	Exercise Price		Expiration Date		Contracts	Paid/(Received)		Market Value Appreciation/(Depreciation)
Call - USD versus CNY; December 2012 $		6.66	12/13/2012		700,000		$5		$1		$(4)
Call - USD versus CNY; December 2012		$6.68	12/13/2012		600,000		4		1		(3)
Call - USD versus CNY; December 2012		$6.68	12/13/2012		500,000		4		1		(3)
Call - USD versus CNY; December 2012		$6.65	12/13/2012		500,000		4		1		(3)
Call - USD versus CNY; January 2013		$6.55	01/09/2013		389,000		2		1		(1)
Call - USD versus CNY; January 2013		$6.53	01/08/2013		400,000		2		1		(1)
Call - USD versus CNY; January 2013		$6.55	01/09/2013		388,000		2		1		(1)
Put - AUD versus USD; August 2012		$0.99	08/16/2012		2,400,000		94		41		(53)
Put - EUR versus USD; March 2012	EUR	1.26	03/14/2012		900,000		1		—		(1)
Put - S&P 500 Index; September 2012		$112.50	09/22/2012		350		1,982		963		(1,019)
Put - USD versus KRW; April 2012		$1,095.00	04/26/2012		600,000		3		3		—
Put - USD versus SGD; April 2012		$1.23	04/26/2012		600,000		2		3		1
Total							$2,105	$1,017			$(1,088)

						Upfront Premiums					Unrealized
Written Options Outstanding	Exercise Price		Expiration Date		Contracts	Paid/(Received)		Market Value Appreciation/(Depreciation)
Call - Pep Boys-Manny, Moe & Jack;		$15.00	04/21/2012		1		$—		$—		$—
April 2012
Call - S&P 500 Index; September 2012		$147.50	09/22/2012		175		(230)		(348)		(118)

See accompanying notes.

			Schedule of Investments
Global Multi-Strategy Fund
February 29, 2012 (unaudited)

Options (continued)

						Upfront Premiums			Unrealized
Written Options Outstanding		Exercise Price Expiration Date			Contracts	Paid/(Received)	Market Value Appreciation/(Depreciation)
Put - AUD versus USD; August 2012		$0.85	08/16/2012		2,400,000	$(43)		$(11) $	32
Put - S&P 500 Index; September 2012		$100.00	09/22/2012		350	(1,239)		(541)	698
Total						$(1,512)		$(900) $	612

All dollar amounts are shown in thousands (000's)

Credit Default Swaptions

							Upfront
Written Swaptions	Counterparty		Buy/Sell Exercise Expiration Notional				Premiums	Market	Unrealized
Outstanding	(Issuer)	Reference Entity Protection Rate			Date	Amount Paid/(Received) Value Appreciation/(Depreciation)
Call - 5 Year Credit	Bank of America	CDX.IG.17	Sell	1.00%	06/20/2012	$800	$(2)	$(5)	$(3)
Default Swap	NA
Call - 5 Year Credit	JP Morgan Chase	CDX.IG.17	Sell	1.00%	12/19/2012	1,200	(4)	(7)	(3)
Default Swap
Put - 5 Year Credit	Bank of America	CDX.IG.17	Sell	2.00%	06/20/2012	800	(2)	–	2
Default Swap	NA
Put - 5 Year Credit	JP Morgan Chase	CDX.IG.17	Sell	2.00%	12/19/2012	1,200	(8)	(3)	5
Default Swap
Total							$(16)	$(15)	$1

All dollar amounts are shown in thousands (000's)

Total Return Swaps

									Unrealized
Counterparty (Issuer)		Reference Entity				Expiration Date	Notional Value		Appreciation/(Depreciation)
Bank of America NA		Canada 10 Year Bond; June 2012				06/21/2012		$3,434	$23
Bank of America NA		Euro Bobl 5 Year; March 2012				03/09/2012		990	19
Bank of America NA		Euro Bund 10 Year Bund; March 2012				03/09/2012		(1,086)	(18)
Bank of America NA		Euro Buxl 30 Year Bond; March 2012				03/09/2012		330	5
Bank of America NA		Euro Schatz 2yr; March 2012				03/09/2012		6,146	20
Bank of America NA		UK 10 Year Gilt; June 2012				06/28/2012		722	3
Bank of America NA		US 10 Year Note; June 2012				06/21/2012		6,027	(3)
Bank of America NA		US 2 Year Note; June 2012				06/01/2012		1,762	—
Bank of America NA		US 5 Year Note; June 2012				07/02/2012		862	—
Bank of America NA		US Long Bond; June 2012				06/21/2012		141	—
Morgan Stanley & Co		RTS Index; March 2012				03/16/2012		8	2
Morgan Stanley & Co		Swiss Market Index; March 2012				03/19/2012		(666)	2
Total									$53

All dollar amounts are shown in thousands (000's)

Total Return Equity Basket Swaps

									Unrealized
Counterparty	Fund Pays		Fund Receives			Expiration Date	Market Value	Appreciation/(Depreciation)
Deutsche Bank AG	Floating rate based on 1		Total return on a custom basket of			02/20/2013		$37 $	62
	month LIBOR plus 0.40%		long and short securities traded in
				GBP
Total								$37 $	62

All dollar amounts are shown in thousands (000's)

See accompanying notes.

Schedule of Investments
Global Multi-Strategy Fund
February 29, 2012 (unaudited)

Short Sales Outstanding

COMMON STOCKS - (30.64)%	Shares	Value (000	's)	COMMON STOCKS (continued)	Shares	Value	(000	's)

Advertising - (0.09)%				Automobile Parts & Equipment (continued)
Interpublic Group of Cos Inc/The	3,793	$44		NGK Insulators Ltd	1,000		$14
JCDecaux SA (a)	3,429	95		NGK Spark Plug Co Ltd	3,000		41
Lamar Advertising Co (a)	3,300	108		NOK Corp	2,400		48
Publicis Groupe SA	934	51		Nokian Renkaat OYJ	4,095		182
		$298		Stanley Electric Co Ltd	3,800		64
				Sumitomo Rubber Industries Ltd	3,000		38
Aerospace & Defense - (0.30)%				Tenneco Inc (a)	400		15
BE Aerospace Inc (a)	800	37
Esterline Technologies Corp (a)	500	32		Toyota Industries Corp	3,500		109
Finmeccanica SpA	22,619	114					$1,182
Goodrich Corp	381	48		Banks - (0.92)%
L-3 Communications Holdings Inc	1,632	115		77 Bank Ltd/The	4,000		18
Lockheed Martin Corp	200	18		Bank of Hawaii Corp	800		37
Northrop Grumman Corp	500	30		Bank of Kyoto Ltd/The	1,000		9
Rockwell Collins Inc	2,723	162		Bank of New York Mellon Corp/The	2,178		48
Spirit Aerosystems Holdings Inc (a)	200	5		BB&T Corp	900		26
TransDigm Group Inc (a)	600	71		Capital One Financial Corp	1,100		56
Triumph Group Inc	3,800	242		Citigroup Inc	6,100		203
United Technologies Corp	1,300	109		Comerica Inc	2,812		84
Zodiac Aerospace	352	34		Credit Suisse Group AG (a)	5,061		136
		$1,017		Cullen/Frost Bankers Inc	500		28
				Deutsche Bank AG	1,608		75
Agriculture - (0.06)%				Erste Group Bank AG	8,808		221
Altria Group Inc	1,200	36		Fifth Third Bancorp	9,519		129
Archer-Daniels-Midland Co	5,322	166		First Horizon National Corp	5,600		53
Philip Morris International Inc	100	9		FirstMerit Corp	1,600		26
		$211		Glacier Bancorp Inc	13,700		189
Airlines - (0.05)%				Goldman Sachs Group Inc/The	400		46
JetBlue Airways Corp (a)	27,000	137		Hancock Holding Co	1,100		37
Southwest Airlines Co	1,200	11		Hiroshima Bank Ltd/The	1,000		5
United Continental Holdings Inc (a)	1,400	29		Huntington Bancshares Inc/OH	9,123		53
		$177		Joyo Bank Ltd/The	8,000		36
				JP Morgan Chase & Co	100		4
Apparel - (0.24)%				Julius Baer Group Ltd (a)	5,203		204
Asics Corp	4,500	53		KeyCorp	3,350		27
Carter's Inc (a)	800	39		Northern Trust Corp	2,237		100
Christian Dior SA	467	73		Prosperity Bancshares Inc	400		18
Deckers Outdoor Corp (a)	1,300	97		Regions Financial Corp	6,600		38
Geox SpA	7,524	27		Shizuoka Bank Ltd/The	5,000		51
Hanesbrands Inc (a)	1,900	55		State Street Corp	1,541		65
Nike Inc	625	67		Sumitomo Mitsui Trust Holdings Inc	14,000		49
Ralph Lauren Corp	600	104		SunTrust Banks Inc	1,396		32
Skechers U.S.A. Inc (a)	1,800	23		Suruga Bank Ltd	5,000		46
Under Armour Inc (a)	2,276	203		Susquehanna Bancshares Inc	11,900		110
VF Corp	400	58		SVB Financial Group (a)	900		53
		$799		Svenska Handelsbanken AB	1,068		36
Automobile Manufacturers - (0.31)%				Synovus Financial Corp	144,500		306
Fiat Industrial SpA	12,921	138		TCF Financial Corp	3,200		34
				UBS AG (a)	4,755		67
Honda Motor Co Ltd	4,900	186
Mazda Motor Corp	17,333	28		US Bancorp	4,340		128
Nissan Motor Co Ltd	4,100	42		Wells Fargo & Co	700		22
Oshkosh Corp (a)	3,393	79		Zions Bancorporation	15,551		295
PACCAR Inc	1,600	74					$3,200
Peugeot SA	10,663	214		Beverages - (0.44)%
Renault SA	811	43		Anheuser-Busch InBev NV	380		25
Scania AB	3,373	67		Beam Inc	4,101		226
Toyota Motor Corp	5,200	215		Carlsberg A/S	408		32
		$1,086		Coca-Cola Co/The	3,100		217
				Constellation Brands Inc (a)	3,377		74
Automobile Parts & Equipment - (0.35)%				Green Mountain Coffee Roasters Inc (a)	5,000		325
Autoliv Inc	500	33
BorgWarner Inc (a)	2,000	166		Heineken NV	1,908		101
Continental AG	763	69		Kirin Holdings Co Ltd	17,000		200
Dana Holding Corp	6,700	107		PepsiCo Inc/NC	1,986		125
Denso Corp	1,000	33		Pernod-Ricard SA	2,197		227
Goodyear Tire & Rubber Co/The (a)	4,294	55					$1,552
Johnson Controls Inc	6,364	208

See accompanying notes.

Schedule of Investments
Global Multi-Strategy Fund
February 29, 2012 (unaudited)

Short Sales Outstanding

COMMON STOCKS (continued)	Shares	Value	(000	's)	COMMON STOCKS (continued)	Shares	Value	(000	's)

Biotechnology - (0.36)%					Chemicals (continued)
Amgen Inc	800		$54		Valspar Corp	100		$5
Amylin Pharmaceuticals Inc (a)	2,000		34					$3,280
Celgene Corp (a)	1,200		88
Charles River Laboratories International Inc (a)	699		25		Coal - (0.10)%
Cubist Pharmaceuticals Inc (a)	1,600		69		Arch Coal Inc	23,696		321
					Patriot Coal Corp (a)	1,400		10
Gilead Sciences Inc (a)	12,434		566
Life Technologies Corp (a)	3,393		161		Peabody Energy Corp	700		25
Novozymes A/S	718		21					$356
Regeneron Pharmaceuticals Inc (a)	908		95		Commercial Services - (1.61)%
United Therapeutics Corp (a)	400		19		Abertis Infraestructuras SA	7,293		125
Vertex Pharmaceuticals Inc (a)	2,197		85		Adecco SA (a)	485		24
			$1,217		Alliance Data Systems Corp (a)	1,710		208
					American Public Education Inc (a)	800		32
Building Materials - (0.42)%
Asahi Glass Co Ltd	19,000		171		Atlantia SpA	1,853		31
					Avis Budget Group Inc (a)	39,415		508
Buzzi Unicem SpA (a)	2,436		28
Daikin Industries Ltd	3,700		110		Bureau Veritas SA	198		17
					CoStar Group Inc (a)	873		53
Eagle Materials Inc	5,100		160
Geberit AG (a)	103		22		Dai Nippon Printing Co Ltd	3,000		31
Holcim Ltd	914		60		Equifax Inc	1,100		46
					FTI Consulting Inc (a)	3,900		156
Lafarge SA	7,525		350		Geo Group Inc/The (a)	6,100		107
Lennox International Inc	2,000		78
Louisiana-Pacific Corp (a)	6,480		53		H&R Block Inc	7,000		114
Masco Corp	5,200		62		Hamburger Hafen und Logistik AG	7,059		250
					Hertz Global Holdings Inc (a)	132,555		1,896
NCI Building Systems Inc (a)	3,530		43
Owens Corning Inc (a)	5,100		162		Iron Mountain Inc	8,112		252
Rinnai Corp	600		43		Lender Processing Services Inc	4,700		103
					Midas Inc (a)	3,260		30
Sika AG	6		13		Quanta Services Inc (a)	7,959		166
Taiheiyo Cement Corp	25,000		53
TOTO Ltd	4,000		30		Randstad Holding NV	3,181		120
			$1,438		Rent-A-Center Inc/TX	3,400		120
					Robert Half International Inc	7,795		222
Chemicals - (0.96)%					RR Donnelley & Sons Co	2,544		35
Air Products & Chemicals Inc	1,655		149		Securitas AB	3,808		37
Air Water Inc	2,000		26		Sodexo	509		39
Albemarle Corp	100		7		Strayer Education Inc	100		10
Ashland Inc	2,986		189		Toppan Printing Co Ltd	5,000		39
BASF SE	2,088		183		United Rentals Inc (a)	7,749		323
CF Industries Holdings Inc	440		82		Verisk Analytics Inc (a)	600		26
Clariant AG (a)	9,421		132		Visa Inc	1,400		163
Daicel Corp	4,000		26		Weight Watchers International Inc	1,500		117
Dow Chemical Co/The	10,900		365		Western Union Co/The	5,900		103
Eastman Chemical Co	2,450		133					$5,503
Ecolab Inc	2,884		173
EI du Pont de Nemours & Co	2,200		112		Computers - (1.13)%
					Agilysys Inc (a)	5,063		41
Givaudan SA (a)	120		113
					Apple Inc (a)	200		109
Hitachi Chemical Co Ltd	4,700		87		CACI International Inc (a)	200		12
Huntsman Corp	2,900		40		Cadence Design Systems Inc (a)	44,098		519
Intrepid Potash Inc (a)	7,200		182
					Cognizant Technology Solutions Corp (a)	800		56
JSR Corp	1,500		32
K+S AG	2,013		100		Diebold Inc	2,300		90
					EMC Corp/Massachusetts (a)	9,588		265
Kansai Paint Co Ltd	1,000		9
Lanxess AG	149		11		Hewlett-Packard Co	1,000		25
Linde AG	25		4		International Business Machines Corp	100		20
Nissan Chemical Industries Ltd	9,900		99		Jack Henry & Associates Inc	1,200		41
PPG Industries Inc	600		55		Lexmark International Inc	300		11
					Logitech International SA (a)	5,747		49
Praxair Inc	900		98		NetApp Inc (a)	29,088		1,251
RPM International Inc	3,600		86
Sherwin-Williams Co/The	242		25		NTT Data Corp	50		168
Shin-Etsu Chemical Co Ltd	700		37		Obic Co Ltd	110		21
					Riverbed Technology Inc (a)	4,394		125
Sigma-Aldrich Corp	608		44		SanDisk Corp (a)	19,076		944
Sumitomo Chemical Co Ltd	54,000		234
Symrise AG	4,270		125		Seagate Technology PLC	2,300		60
Taiyo Nippon Sanso Corp	23,000		152		TDK Corp	1,200		63
					Western Digital Corp (a)	582		23
Tokai Carbon Co Ltd	28,282		153
Ube Industries Ltd/Japan	4,000		12					$3,893

See accompanying notes.

Schedule of Investments
Global Multi-Strategy Fund
February 29, 2012 (unaudited)

Short Sales Outstanding

COMMON STOCKS (continued)	Shares	Value	(000	's)	COMMON STOCKS (continued)	Shares	Value	(000	's)

Consumer Products - (0.13)%					Electric (continued)
Avery Dennison Corp	3,100		$95		National Fuel Gas Co	968		$49
Clorox Co/The	500		34		NextEra Energy Inc	5,650		336
Husqvarna AB	32,815		198		Northeast Utilities	5,843		210
Jarden Corp	1,900		67		NV Energy Inc	10,748		168
Kimberly-Clark Corp	595		43		Ormat Technologies Inc	1,500		31
			$437		PG&E Corp	1,501		62
					PPL Corp	3,454		98
Cosmetics & Personal Care - (0.12)%					Progress Energy Inc	595		32
Avon Products Inc	2,960		56		RWE AG	4,055		185
Colgate-Palmolive Co	300		28		SCANA Corp	200		9
Estee Lauder Cos Inc/The	1,300		76		Shikoku Electric Power Co Inc	5,700		157
L'Oreal SA	62		7		Southern Co/The	4,000		177
Oriflame Cosmetics SA	5,326		184		TECO Energy Inc	400		7
Shiseido Co Ltd	1,800		31		Terna Rete Elettrica Nazionale SpA	73,405		276
Unicharm Corp	500		26		Westar Energy Inc	3,000		83
			$408					$5,306

Distribution & Wholesale - (0.16)%					Electrical Components & Equipment - (0.44)%
Arrow Electronics Inc (a)	1,158		46
					Acuity Brands Inc	5,000		311
Fastenal Co	2,300		121		AMETEK Inc	1,223		59
Fossil Inc (a)	250		30
LKQ Corp (a)	3,791		121		Emerson Electric Co	3,300		166
					Energizer Holdings Inc (a)	673		51
Mitsubishi Corp	400		10		Furukawa Electric Co Ltd	47,000		137
Sumitomo Corp	1,800		26		Gamesa Corp Tecnologica SA	16,947		54
Watsco Inc	400		29		GS Yuasa Corp	17,000		92
WESCO International Inc (a)	2,400		151
					Legrand SA	5,469		198
			$534		Mabuchi Motor Co Ltd	800		37
Diversified Financial Services - (0.43)%					Nidec Corp	2,800		264
Aeon Credit Service Co Ltd	5,200		75		Schneider Electric SA	148		10
American Express Co	1,100		58		Ushio Inc	4,600		68
Charles Schwab Corp/The	23,008		319		Vossloh AG	424		45
Daiwa Securities Group Inc	18,000		75					$1,492
Franklin Resources Inc	1,000		118		Electronics - (0.55)%
Legg Mason Inc	7,400		202		Advantest Corp	4,500		63
Nomura Holdings Inc	7,500		34		Agilent Technologies Inc	2,769		121
SLM Corp	7,207		114		Amphenol Corp	4,136		231
Stifel Financial Corp (a)	100		4
					Benchmark Electronics Inc (a)	200		3
T Rowe Price Group Inc	6,100		376		FLIR Systems Inc	7,300		191
Waddell & Reed Financial Inc	2,500		79		Hirose Electric Co Ltd	600		62
			$1,454		Honeywell International Inc	2,159		129
Electric - (1.56)%					Hoya Corp	300		7
A2A SpA	30,374		31		Ibiden Co Ltd	3,500		84
ACEA SpA	1,148		8		Jabil Circuit Inc	4,094		106
Ameren Corp	3,304		106		Koninklijke Philips Electronics NV	4,262		90
American Electric Power Co Inc	2,044		77		Mettler-Toledo International Inc (a)	682		123
Black Hills Corp	1,200		39		Minebea Co Ltd	35,000		164
Chubu Electric Power Co Inc	2,000		37		Murata Manufacturing Co Ltd	4,000		238
Chugoku Electric Power Co Inc/The	4,700		85		Omron Corp	800		18
CMS Energy Corp	9,751		209		Thermo Fisher Scientific Inc	653		37
Dominion Resources Inc/VA	1,900		96		Trimble Navigation Ltd (a)	1,880		95
DTE Energy Co	1,110		60		Woodward Inc	3,200		140
Duke Energy Corp	38,564		807					$1,902
E.ON AG	8,311		191		Engineering & Construction - (0.28)%
EDF SA	5,497		137		Acciona SA	1,071		84
Edison International	3,566		149		ACS Actividades de Construccion y Servicios	4,841		144
Electric Power Development Co Ltd	600		15		SA
Entergy Corp	100		7		Bouygues SA	1,169		37
Exelon Corp	21,643		846		Eiffage SA	7,978		318
FirstEnergy Corp	4,057		180		Fraport AG Frankfurt Airport Services	1,483		91
GDF Suez	672		17		Worldwide
Great Plains Energy Inc	2,900		57		Granite Construction Inc	1,600		46
Hawaiian Electric Industries Inc	2,400		60		Imtech NV	1,469		49
Hokuriku Electric Power Co	2,800		52		Jacobs Engineering Group Inc (a)	1,421		66
ITC Holdings Corp	500		38		KBR Inc	2,675		97
Kyushu Electric Power Co Inc	4,600		68		Obrascon Huarte Lain SA	611		19
MDU Resources Group Inc	2,515		54

See accompanying notes.

Schedule of Investments
Global Multi-Strategy Fund
February 29, 2012 (unaudited)

Short Sales Outstanding

COMMON STOCKS (continued)	Shares	Value (000	's)	COMMON STOCKS (continued)	Shares	Value	(000	's)

Engineering & Construction (continued)				Hand & Machine Tools (continued)
Vinci SA	536	$28		Sandvik AB	5,285		$81
		$979		Schindler Holding AG - PC	48		6
				SMC Corp/Japan	300		51
Entertainment - (0.09)%				Stanley Black & Decker Inc	1,390		106
Bally Technologies Inc (a)	1,900	82
DreamWorks Animation SKG Inc (a)	1,000	17					$689
Lottomatica SpA	1,334	23		Healthcare - Products - (0.79)%
Oriental Land Co Ltd/Japan	300	31		Affymetrix Inc (a)	10,971		46
Penn National Gaming Inc (a)	200	9		Alere Inc (a)	1,500		38
Vail Resorts Inc	3,700	156		Baxter International Inc	1,000		58
		$318		Becton Dickinson and Co	300		23
				Boston Scientific Corp (a)	24,527		152
Environmental Control - (0.19)%				CareFusion Corp (a)	6,793		175
Kurita Water Industries Ltd	3,400	87		Cie Generale d'Optique Essilor International	114		9
Republic Services Inc	4,995	149		SA
Stericycle Inc (a)	600	52
				DENTSPLY International Inc	6,095		236
Waste Connections Inc	1,700	55		Edwards Lifesciences Corp (a)	500		36
Waste Management Inc	8,099	284		Hologic Inc (a)	1,000		21
		$627		Hospira Inc (a)	6,816		243
Food - (0.68)%				Luxottica Group SpA	3,913		141
Campbell Soup Co	300	10		Masimo Corp (a)	2,800		61
Carrefour SA	1,551	39		Medtronic Inc	3,300		126
Casino Guichard Perrachon SA	336	33		Nobel Biocare Holding AG (a)	3,998		47
Colruyt SA	3,036	119		Patterson Cos Inc	600		19
Corn Products International Inc	4,015	230		PSS World Medical Inc (a)	2,300		56
CSM	2,088	39		ResMed Inc (a)	2,300		67
Dean Foods Co (a)	800	10		Sonova Holding AG (a)	2,990		334
Delhaize Group SA	178	10		St Jude Medical Inc	1,083		46
Ebro Foods SA	132	3		STERIS Corp	800		25
Flowers Foods Inc	3,300	63		Stryker Corp	1,118		60
General Mills Inc	2,200	84		Sysmex Corp	1,100		40
Hain Celestial Group Inc (a)	200	8		Teleflex Inc	300		18
Kellogg Co	1,854	97		Terumo Corp	2,200		106
Kikkoman Corp	10,000	110		Varian Medical Systems Inc (a)	200		13
Kraft Foods Inc	1,200	46		Volcano Corp (a)	3,500		98
McCormick & Co Inc/MD	900	46		William Demant Holding A/S (a)	4,260		395
Nissin Foods Holdings Co Ltd	500	19		Zimmer Holdings Inc	100		6
Safeway Inc	7,453	159					$2,695
Sara Lee Corp	10,760	218		Healthcare - Services - (0.38)%
Smithfield Foods Inc (a)	34,855	817
				Amedisys Inc (a)	5,200		67
Sysco Corp	1,400	41		AMERIGROUP Corp (a)	3,400		231
TreeHouse Foods Inc (a)	2,000	115
				Brookdale Senior Living Inc (a)	1,200		22
United Natural Foods Inc (a)	200	9
				Centene Corp (a)	1,400		68
Yakult Honsha Co Ltd	600	18		Cigna Corp	1,050		46
		$2,343		Fresenius Medical Care AG & Co KGaA	3,327		233
Forest Products & Paper - (0.15)%				HealthSouth Corp (a)	400		8
Holmen AB	4,602	134		Humana Inc	490		43
International Paper Co	3,400	119		Laboratory Corp of America Holdings (a)	800		72
MeadWestvaco Corp	1,873	57		LifePoint Hospitals Inc (a)	2,200		86
Neenah Paper Inc	3,865	108		Mednax Inc (a)	200		15
Svenska Cellulosa AB	2,521	45		Quest Diagnostics Inc	2,900		168
Wausau Paper Corp	4,970	46		UnitedHealth Group Inc	3,400		190
		$509		Universal Health Services Inc	1,480		66
							$1,315
Gas - (0.09)%
CenterPoint Energy Inc	5,470	106		Holding Companies - Diversified - (0.03)%
Questar Corp	400	8		Leucadia National Corp	1,530		44
Sempra Energy	2,902	172		LVMH Moet Hennessy Louis Vuitton SA	242		41
Snam SpA	6,268	31		Wendel SA	226		19
		$317					$104

Hand & Machine Tools - (0.20)%				Home Builders - (0.58)%
Disco Corp	200	11		DR Horton Inc	67,216		964
Konecranes OYJ	6,781	215		Lennar Corp	32,900		769
Makita Corp	1,000	42		MDC Holdings Inc	1,010		25
Mori Seiki Co Ltd	12,300	123		Pulte Group Inc (a)	2,672		24
Regal-Beloit Corp	800	54

See accompanying notes.

     Schedule of Investments Global Multi-Strategy Fund February 29, 2012 (unaudited)

Short Sales Outstanding

COMMON STOCKS (continued)	Shares	Value	(000	's)	COMMON STOCKS (continued)	Shares	Value	(000	's)

Home Builders (continued)					Investment Companies - (0.05)%
Toll Brothers Inc (a)	8,231		$193		Ares Capital Corp	9,436		$157
			$1,975

Home Furnishings - (0.07)%					Iron & Steel - (0.78)%
Matsushita Electric Industrial Co Ltd	3,700		35		Allegheny Technologies Inc	13,994		614
Sharp Corp/Japan	4,000		28		ArcelorMittal	4,921		104
Tempur-Pedic International Inc (a)	900		71		Cliffs Natural Resources Inc	1,900		121
Whirlpool Corp	1,400		106		Hitachi Metals Ltd	22,000		275
			$240		JFE Holdings Inc	7,800		168
					Nippon Steel Corp	60,000		173
Housewares - (0.04)%					Nucor Corp	3,900		170
Newell Rubbermaid Inc	7,131		130		Rautaruukki OYJ	16,372		186
					Schnitzer Steel Industries Inc	1,400		63
Insurance - (1.04)%					SSAB AB - A Shares	26,393		276
Aflac Inc	3,100		147		Tokyo Steel Manufacturing Co Ltd	700		6
Alleghany Corp (a)	1,518		493		United States Steel Corp	20,127		548
Allianz SE	1,243		151					$2,704
Allstate Corp/The	2,303		72		Leisure Products & Services - (0.21)%
Assurant Inc	2,780		118		Carnival Corp	6,428		195
Assured Guaranty Ltd	2,800		47		Harley-Davidson Inc	800		37
Axis Capital Holdings Ltd	500		15		Life Time Fitness Inc (a)	5,800		287
Chubb Corp/The	200		14		Royal Caribbean Cruises Ltd	700		20
Cincinnati Financial Corp	11,088		390		Shimano Inc	2,200		127
Everest Re Group Ltd	1,402		123		WMS Industries Inc (a)	3,700		82
Hannover Rueckversicherung AG	153		9					$748
Hartford Financial Services Group Inc	2,000		41
Lincoln National Corp	4,200		104		Lodging - (0.13)%
MetLife Inc	8,675		334		Accor SA	2,878		101
Muenchener Rueckversicherungs AG	875		128		Marriott International Inc/DE	4,411		155
NKSJ Holdings Inc	1,200		28		MGM Resorts International (a)	7,900		109
Old Republic International Corp	26,100		284		Starwood Hotels & Resorts Worldwide Inc	1,290		70
Progressive Corp/The	5,700		122		Wyndham Worldwide Corp	675		30
Prudential Financial Inc	3,787		231					$465
Sony Financial Holdings Inc	2,800		51
StanCorp Financial Group Inc	800		32		Machinery - Construction & Mining - (0.16)%
Storebrand ASA	11,390		55		Atlas Copco AB - A Shares	2,647		69
Tokio Marine Holdings Inc	1,600		44		Caterpillar Inc	1,800		205
Torchmark Corp	100		5		Komatsu Ltd	6,700		200
					Terex Corp (a)	2,800		71
Travelers Cos Inc/The	973		57
Tryg A/S	3,311		177					$545
Validus Holdings Ltd	600		18		Machinery - Diversified - (0.56)%
Vienna Insurance Group AG Wiener	2,767		122		AGCO Corp (a)	1,392		72
Versicherung Gruppe					Briggs & Stratton Corp	5,500		93
WR Berkley Corp	2,298		82		Chart Industries Inc (a)	8,704		595
XL Group PLC	2,596		54		CNH Global NV (a)	100		4
			$3,548		Deere & Co	1,100		91
Internet - (1.15)%					FLSmidth & Co A/S	245		19
Amazon.com Inc (a)	383		69		Hexagon AB	16,660		335
eBay Inc (a)	4,320		155		IDEX Corp	2,200		92
Equinix Inc (a)	13,055		1,830		Kawasaki Heavy Industries Ltd	14,000		44
Expedia Inc	1,200		41		Kubota Corp	26,000		256
Gree Inc	1,200		37		Nabtesco Corp	300		7
Kakaku.com Inc	284		8		Roper Industries Inc	3,077		282
Netflix Inc (a)	500		55		Zardoya Otis SA	2,474		33
priceline.com Inc (a)	100		63					$1,923
Rackspace Hosting Inc (a)	2,780		145		Media - (0.55)%
Rakuten Inc	96		95		Cablevision Systems Corp	2,400		34
SBI Holdings Inc/Japan	526		51		Comcast Corp - Class A	600		18
Sohu.com Inc (a)	2,000		99		Discovery Communications Inc - A Shares (a)	1,500		70
TIBCO Software Inc (a)	2,625		76		EW Scripps Co (a)	11,347		108
United Internet AG	786		15		Factset Research Systems Inc	300		26
ValueClick Inc (a)	3,900		81		Gannett Co Inc	14,300		212
VeriSign Inc	25,400		939		Lagardere SCA	822		25
Yahoo Japan Corp	649		205		Mediaset SpA	55,712		165
			$3,964		Metropole Television SA	615		11
					Sirius XM Radio Inc (a)	408,466		923

See accompanying notes.

Schedule of Investments
Global Multi-Strategy Fund
February 29, 2012 (unaudited)

Short Sales Outstanding

COMMON STOCKS (continued)	Shares	Value (000	's)	COMMON STOCKS (continued)	Shares	Value	(000	's)

Media (continued)				Oil & Gas (continued)
Time Warner Inc	2,800	$104		ConocoPhillips	1,500		$115
Tokyo Broadcasting System Holdings Inc	600	8		Continental Resources Inc/OK (a)	700		64
Walt Disney Co/The	2,973	125		Denbury Resources Inc (a)	2,860		57
Wolters Kluwer NV	1,185	22		Energy XXI Bermuda Ltd (a)	500		19
		$1,851		EOG Resources Inc	734		84
				EXCO Resources Inc	400		3
Metal Fabrication & Hardware - (0.25)%				Exxon Mobil Corp	2,600		225
Assa Abloy AB	7,217	219		Gulfport Energy Corp (a)	200		7
Nachi-Fujikoshi Corp	4,000	22		Helmerich & Payne Inc	1,000		61
NTN Corp	12,000	53		HollyFrontier Corp	3,643		119
Precision Castparts Corp	300	50		Inpex Corp	2		14
Tenaris SA	4,040	79		Lundin Petroleum AB (a)	865		20
Vallourec SA	5,575	392		McMoRan Exploration Co (a)	5,100		71
Worthington Industries Inc	2,600	44		Nabors Industries Ltd (a)	1,019		22
		$859		Noble Corp (a)	4,900		197
Mining - (0.78)%				Occidental Petroleum Corp	200		21
Alcoa Inc	152,191	1,548		Patterson-UTI Energy Inc	3,110		61
Compass Minerals International Inc	300	22		Penn Virginia Corp	21,240		104
Dowa Holdings Co Ltd	9,000	59		Pioneer Natural Resources Co	20,379		2,234
Eldorado Gold Corp	294	4		Plains Exploration & Production Co (a)	1,183		52
Freeport-McMoRan Copper & Gold Inc	6,900	294		Quicksilver Resources Inc (a)	5,300		29
Norsk Hydro ASA	12,030	72		Range Resources Corp	800		51
OSAKA Titanium Technologies Co	1,000	41		Rosetta Resources Inc (a)	200		10
Pan American Silver Corp	21,534	539		Rowan Cos Inc (a)	3,313		122
Titanium Metals Corp	4,200	61		SandRidge Energy Inc (a)	17,200		149
				Saras SpA (a)	26,396		37
		$2,640
				Sunoco Inc	900		35
Miscellaneous Manufacturing - (0.70)%				Swift Energy Co (a)	1,800		54
3M Co	1,000	88		Tesoro Corp (a)	8,540		227
Aalberts Industries NV	6,791	138		Transocean Ltd/Switzerland	3,800		203
Actuant Corp	8,700	245		Ultra Petroleum Corp (a)	1,800		45
Alfa Laval AB	4,148	85		Valero Energy Corp	4,305		105
Barnes Group Inc	2,700	75					$5,400
Danaher Corp	7,589	401
Dover Corp	100	6		Oil & Gas Services - (0.51)%
FUJIFILM Holdings Corp	1,400	35		Cameron International Corp (a)	1,530		85
General Electric Co	11,200	213		CARBO Ceramics Inc	1,500		138
Harsco Corp	1,400	31		Dresser-Rand Group Inc (a)	3,145		165
Hexcel Corp (a)	7,100	179		Dril-Quip Inc (a)	300		21
Illinois Tool Works Inc	500	28		Exterran Holdings Inc (a)	11,600		167
Ingersoll-Rand PLC	1,449	58		FMC Technologies Inc (a)	700		35
Leggett & Platt Inc	3,400	77		Fred Olsen Energy ASA	1,158		49
Pentair Inc	1,400	54		Fugro NV	4,791		352
Polypore International Inc (a)	3,033	125		Lufkin Industries Inc	800		64
Siemens AG	500	50		Oil States International Inc (a)	540		44
SPX Corp	2,070	151		Petroleum Geo-Services ASA (a)	12,287		187
Textron Inc	12,555	345		Schlumberger Ltd	1,500		116
Trinity Industries Inc	600	21		Subsea 7 SA (a)	5,982		144
		$2,405		Weatherford International Ltd (a)	10,400		166
							$1,733
Office & Business Equipment - (0.15)%
Canon Inc	400	18		Packaging & Containers - (0.05)%
Neopost SA	1,092	75		Bemis Co Inc	400		13
Pitney Bowes Inc	6,900	125		Rock-Tenn Co	2,462		173
Ricoh Co Ltd	22,000	202		Toyo Seikan Kaisha Ltd	500		7
Xerox Corp	11,037	91					$193
		$511		Pharmaceuticals - (0.97)%
Oil & Gas - (1.58)%				Abbott Laboratories	300		17
Apache Corp	400	43		Allergan Inc/United States	1,063		95
Atwood Oceanics Inc (a)	1,300	62		AmerisourceBergen Corp	745		28
Berry Petroleum Co	1,100	59		BioMarin Pharmaceutical Inc (a)	4,500		161
Bill Barrett Corp (a)	5,000	146		Bristol-Myers Squibb Co	5,700		183
Cabot Oil & Gas Corp	3,236	113		Chugai Pharmaceutical Co Ltd	200		3
Chesapeake Energy Corp	7,100	178		Dainippon Sumitomo Pharma Co Ltd	1,400		15
Chevron Corp	500	54		Eli Lilly & Co	2,900		114
Concho Resources Inc (a)	1,200	128		Endo Pharmaceuticals Holdings Inc (a)	1,928		71

See accompanying notes.

Schedule of Investments
Global Multi-Strategy Fund
February 29, 2012 (unaudited)

Short Sales Outstanding

COMMON STOCKS (continued)	Shares	Value	(000	's)	COMMON STOCKS (continued)	Shares	Value	(000	's)

Pharmaceuticals (continued)					Retail (continued)
Express Scripts Inc (a)	13,191		$703		CVS Caremark Corp	2,714		$123
Galenica AG	47		29		Darden Restaurants Inc	400		20
Grifols SA (a)	4,739		99		Dick's Sporting Goods Inc	3,632		163
Hisamitsu Pharmaceutical Co Inc	2,279		103		Don Quijote Co Ltd	2,900		100
Johnson & Johnson	500		33		Gap Inc/The	5,800		136
McKesson Corp	523		43		Hennes & Mauritz AB	762		27
Medicis Pharmaceutical Corp	600		21		Home Depot Inc/The	6,164		293
Merck & Co Inc	6,300		241		Isetan Mitsukoshi Holdings Ltd	900		10
Mitsubishi Tanabe Pharma Corp	7,300		100		J Front Retailing Co Ltd	1,000		5
Mylan Inc/PA (a)	18,540		435		JC Penney Co Inc	4,559		180
Novartis AG	757		41		Kohl's Corp	2,419		120
Omnicare Inc	1,248		44		Lowe's Cos Inc	2,700		77
Orion OYJ	571		12		Ltd Brands Inc	2,900		135
Perrigo Co	300		31		Lululemon Athletica Inc (a)	1,500		101
Pfizer Inc	7,100		150		Marui Group Co Ltd	16,600		135
Salix Pharmaceuticals Ltd (a)	1,300		64		McDonald's Corp	300		30
Shionogi & Co Ltd	700		10		McDonald's Holdings Co Japan Ltd	1,800		47
Stada Arzneimittel AG	2,463		75		Men's Wearhouse Inc	1,200		46
Takeda Pharmaceutical Co Ltd	1,600		72		MSC Industrial Direct Co Inc	400		32
Tsumura & Co	4,300		124		Nitori Holdings Co Ltd	2,000		169
VCA Antech Inc (a)	4,200		92		Nordstrom Inc	1,000		54
Viropharma Inc (a)	2,000		64		Nu Skin Enterprises Inc	100		6
			$3,273		O'Reilly Automotive Inc (a)	600		52
					Penske Automotive Group Inc	2,400		58
Pipelines - (0.16)%					Saizeriya Co Ltd	400		6
Energy Transfer Equity LP	3,257		142		Saks Inc (a)	400		5
Pembina Pipeline Corp	10,625		301		Signet Jewelers Ltd	739		35
Williams Cos Inc/The	3,455		103		Sonic Automotive Inc	2,265		39
			$546		Staples Inc	4,213		62
Private Equity - (0.03)%					Swatch Group AG/The - BR	39		18
Jafco Co Ltd	3,900		88		Target Corp	2,219		126
					Tiffany & Co	2,100		136
					Urban Outfitters Inc (a)	13,600		386
Real Estate - (0.10)%					Walgreen Co	100		3
Forest City Enterprises Inc (a)	18,900		276
					Wal-Mart Stores Inc	1,600		95
Jones Lang LaSalle Inc	946		77		Wendy's Co/The	3,300		17
			$353		Williams-Sonoma Inc	865		33
REITS - (1.35)%								$4,258
Alexandria Real Estate Equities Inc	1,075		77		Savings & Loans - (0.03)%
Boston Properties Inc	2,718		276		Hudson City Bancorp Inc	15,200		104
BRE Properties Inc	1,000		48
DDR Corp	38,293		541
Digital Realty Trust Inc	9,345		678		Semiconductors - (1.69)%
Health Care REIT Inc	11,205		610		Advanced Micro Devices Inc (a)	12,700		93
Home Properties Inc	770		44		Altera Corp	2,125		82
Host Hotels & Resorts Inc	61,061		964		Atmel Corp (a)	9,063		92
Mid-America Apartment Communities Inc	730		46		Broadcom Corp (a)	1,575		58
ProLogis Inc	12,576		423		Cavium Inc (a)	1,400		50
SL Green Realty Corp	9,867		751		Cree Inc (a)	10,156		308
Tanger Factory Outlet Centers	2,160		63		Dialog Semiconductor PLC (a)	3,051		66
Ventas Inc	424		24		DSP Group Inc (a)	13,823		88
Vornado Realty Trust	798		65		Infineon Technologies AG	7,975		81
			$4,610		Integrated Device Technology Inc (a)	13,352		92
					Intel Corp	4,100		110
Retail - (1.26)%					Intersil Corp	800		9
ABC-Mart Inc	1,300		46		KLA-Tencor Corp	400		19
Abercrombie & Fitch Co	2,540		116		Lam Research Corp (a)	16,389		684
Autogrill SpA	734		7		Linear Technology Corp	400		13
Best Buy Co Inc	4,100		101		LSI Corp (a)	14,232		122
Brinker International Inc	100		3		MEMC Electronic Materials Inc (a)	13,000		51
CarMax Inc (a)	12,292		377		Microchip Technology Inc	39,579		1,428
Casey's General Stores Inc	300		15		Micron Technology Inc (a)	25,300		216
Cash America International Inc	3,000		139		Power Integrations Inc	3,300		123
Childrens Place Retail Stores Inc/The (a)	1,600		81		Qualcomm Inc	1,900		118
Chipotle Mexican Grill Inc (a)	500		195		Rambus Inc (a)	1,900		13
Costco Wholesale Corp	1,141		98		Rohm Co Ltd	1,700		86

See accompanying notes.

Schedule of Investments
Global Multi-Strategy Fund
February 29, 2012 (unaudited)

Short Sales Outstanding

COMMON STOCKS (continued)	Shares	Value	(000	's)		COMMON STOCKS (continued)	Shares	Value	(000	's)

Semiconductors (continued)						Telecommunications (continued)
Rovi Corp (a)	3,100		$110			Windstream Corp	1,000		$12
Shinko Electric Industries Co Ltd	4,700		43						$2,990
Sigma Designs Inc (a)	7,790		45
Silicon Laboratories Inc (a)	2,300		103			Textiles - (0.03)%
Skyworks Solutions Inc (a)	7,253		196			Cintas Corp	400		15
						Mohawk Industries Inc (a)	1,818		115
Sumco Corp (a)	3,900		42
Texas Instruments Inc	5,300		177						$130
Xilinx Inc	29,078		1,074			Toys, Games & Hobbies - (0.03)%
			$5,792			Mattel Inc	100		3
Software - (0.68)%						Nintendo Co Ltd	700		104
Activision Blizzard Inc	800		10						$107
Adobe Systems Inc (a)	2,200		72			Transportation - (0.43)%
Allscripts Healthcare Solutions Inc (a)	500		10			Bristow Group Inc	400		19
ANSYS Inc (a)	1,223		77			CH Robinson Worldwide Inc	1,200		80
BMC Software Inc (a)	1,582		59			D/S Norden A/S	2,367		69
CA Inc	4,558		123			FedEx Corp	200		18
Cerner Corp (a)	1,000		74			Genesee & Wyoming Inc (a)	900		54
Citrix Systems Inc (a)	812		61			Hankyu Hanshin Holdings Inc	14,000		59
Concur Technologies Inc (a)	4,600		271			JB Hunt Transport Services Inc	400		20
Electronic Arts Inc (a)	4,557		74			Kansas City Southern (a)	1,252		87
Fidelity National Information Services Inc	1,300		41			Keikyu Corp	3,000		27
Informatica Corp (a)	1,085		53			Keio Corp	1,000		7
Intuit Inc	800		46			Kirby Corp (a)	1,300		89
Microsoft Corp	600		19			Knight Transportation Inc	6,000		103
Nomura Research Institute Ltd	2,300		55			Koninklijke Vopak NV	43		2
Nuance Communications Inc (a)	3,700		96			Mitsui OSK Lines Ltd	36,000		164
Oracle Corp	2,200		64			Nippon Express Co Ltd	6,000		24
Oracle Corp Japan	2,400		87			Nippon Yusen KK	1,000		3
Parametric Technology Corp (a)	2,400		64			PostNL NV	47,445		281
Quality Systems Inc	2,500		107			Tidewater Inc	2,300		137
Salesforce.com Inc (a)	3,450		494			Union Pacific Corp	200		22
Solera Holdings Inc	300		14			United Parcel Service Inc	2,300		177
Take-Two Interactive Software Inc (a)	3,700		57						$1,442
Temenos Group AG (a)	10,146		199
UBISOFT Entertainment (a)	3,761		32			Trucking & Leasing - (0.05)%
VeriFone Systems Inc (a)	867		42			GATX Corp	3,600		157
			$2,301

Telecommunications - (0.87)%					Water	- (0.01)%
ADTRAN Inc	5,300		187			Suez Environnement Co	3,125		46
Alcatel-Lucent/France (a)	12,373		31
Anixter International Inc (a)	1,300		90			TOTAL COMMON STOCKS (proceeds $95,516)			$104,826
Aruba Networks Inc (a)	3,690		80			U.S. GOVERNMENT & GOVERNMENT	Principal
CenturyLink Inc	1,500		60			AGENCY OBLIGATIONS - (5.68)%	Amount (000's)	Value	(000	's)
Ciena Corp (a)	28,600		427
						Federal National Mortgage Association (FNMA) - (3.41)%
Corning Inc	1,200		16			3.50%, 03/01/2027	$3,000		$3,147
Crown Castle International Corp (a)	900		47
						4.50%, 03/01/2042	8,000		8,524
Deutsche Telekom AG	2,355		27						$11,671
Elisa OYJ	4,839		110
Finisar Corp (a)	5,000		101			U.S. Treasury - (2.27)%
Frontier Communications Corp	5,793		27			3.13%, 05/15/2021	7,000		7,769
Harris Corp	8,100		353
Koninklijke KPN NV	2,328		25			TOTAL U.S. GOVERNMENT & GOVERNMENT AGENCY			$19,440
Leap Wireless International Inc (a)	24,000		251			OBLIGATIONS (proceeds $19,514)
MetroPCS Communications Inc (a)	5,434		56
Motorola Solutions Inc	734		36
Nokia OYJ	15,468		81
Plantronics Inc	5,300		198			(a) Non-Income Producing Security
Polycom Inc (a)	4,119		85
RF Micro Devices Inc (a)	7,246		35
SBA Communications Corp (a)	2,900		136
Telefonica SA	2,842		49
Telekom Austria AG	9,580		112
Telenet Group Holding NV (a)	2,735		108
Telephone & Data Systems Inc	1,413		36
Virgin Media Inc	8,500		214

See accompanying notes.

Schedule of Investments
International Equity Index Fund
February 29, 2012 (unaudited)

COMMON STOCKS - 98.69%	Shares Held	Value	(000	's)	COMMON STOCKS (continued)	Shares Held	Value	(000	's)

Advertising - 0.30%					Automobile Parts & Equipment (continued)
Dentsu Inc	10,700		$333		Continental AG	4,719		$429
Hakuhodo DY Holdings Inc	1,380		84		Denso Corp	28,700		949
JCDecaux SA (a)	3,922		109		GKN PLC	91,616		319
Publicis Groupe SA	8,485		464		JTEKT Corp	13,100		148
WPP PLC	74,398		951		Koito Manufacturing Co Ltd	6,000		103
			$1,941		NGK Insulators Ltd	15,000		206
					NGK Spark Plug Co Ltd	9,000		121
Aerospace & Defense - 0.70%					NHK Spring Co Ltd	8,600		89
BAE Systems PLC	198,351		987		NOK Corp	6,100		122
Cobham PLC	65,141		194		Nokian Renkaat OYJ	6,497		288
Elbit Systems Ltd	1,390		51		Pirelli & C SpA	14,032		146
European Aeronautic Defence and Space Co	24,185		878		Stanley Electric Co Ltd	8,600		146
NV					Sumitomo Electric Industries Ltd	44,500		579
Finmeccanica SpA	23,873		121		Sumitomo Rubber Industries Ltd	10,100		127
Meggitt PLC	45,848		282		Toyoda Gosei Co Ltd	3,800		71
Rolls-Royce Holdings PLC (a),(b)	110,439		1,430
					Toyota Boshoku Corp	3,900		49
Safran SA	9,840		330		Toyota Industries Corp	10,600		330
Thales SA	5,966		215					$6,276
			$4,488
					Banks - 12.78%
Agriculture - 1.69%					Aozora Bank Ltd	34,000		98
British American Tobacco PLC	116,615		5,894		Australia & New Zealand Banking Group Ltd	155,074		3,650
Golden Agri-Resources Ltd	394,000		230		Banca Carige SpA	38,132		58
Imperial Tobacco Group PLC	59,773		2,369		Banca Monte dei Paschi di Siena SpA	287,853		154
Japan Tobacco Inc	265		1,408		Banco Bilbao Vizcaya Argentaria SA	270,375		2,424
Swedish Match AB	12,564		480		Banco de Sabadell SA	85,698		277
Wilmar International Ltd	113,000		462		Banco Espirito Santo SA	43,098		95
			$10,843		Banco Popolare SC	104,027		191
Airlines - 0.16%					Banco Popular Espanol SA	60,839		250
All Nippon Airways Co Ltd	49,000		150		Banco Santander SA	499,251		4,142
Cathay Pacific Airways Ltd	70,000		139		Bank Hapoalim BM	62,428		202
Deutsche Lufthansa AG	13,506		188		Bank Leumi Le-Israel BM	69,538		202
International Consolidated Airlines Group SA	54,722		144		Bank of East Asia Ltd	91,000		367
(a)					Bank of Kyoto Ltd/The	19,000		167
Qantas Airways Ltd (a)	65,471		121		Bank of Yokohama Ltd/The	72,000		347
Singapore Airlines Ltd	32,000		282		Bankia SA (a)	51,101		207
			$1,024		Bankinter SA	12,567		78
					Barclays PLC	683,204		2,663
Apparel - 0.36%					Bendigo and Adelaide Bank Ltd	21,671		180
Adidas AG	12,341		970		BNP Paribas SA	56,994		2,782
Asics Corp	8,800		104		BOC Hong Kong Holdings Ltd	218,500		613
Burberry Group PLC	25,859		581		CaixaBank	44,499		210
Christian Dior SA	3,216		499		Chiba Bank Ltd/The	45,000		285
Yue Yuen Industrial Holdings Ltd	44,000		151		Chugoku Bank Ltd/The	10,000		133
			$2,305		Commerzbank AG (a)	211,142		531
Automobile Manufacturers - 3.45%					Commonwealth Bank of Australia	91,946		4,874
Bayerische Motoren Werke AG	19,531		1,807		Credit Agricole SA	58,940		377
					Credit Suisse Group AG (a)	67,304		1,808
Daihatsu Motor Co Ltd	11,000		211		Danske Bank A/S (a)	38,473		693
Daimler AG	53,431		3,232
Fiat Industrial SpA	45,104		481		DBS Group Holdings Ltd	104,000		1,181
Fiat SpA	45,119		261		Deutsche Bank AG	54,829		2,561
Fuji Heavy Industries Ltd	35,000		264		DNB ASA	57,648		740
Hino Motors Ltd	15,000		107		Erste Group Bank AG	11,163		280
Honda Motor Co Ltd	96,200		3,663		Fukuoka Financial Group Inc	46,000		200
Isuzu Motors Ltd	70,000		394		Gunma Bank Ltd/The	23,000		124
Mazda Motor Corp	89,000		147		Hachijuni Bank Ltd/The	25,000		147
Mitsubishi Motors Corp (a)	229,000		273		Hang Seng Bank Ltd	45,100		631
Nissan Motor Co Ltd	146,700		1,501		Hiroshima Bank Ltd/The	30,000		138
Peugeot SA	8,974		180		Hokuhoku Financial Group Inc	74,000		143
Renault SA	11,339		600		HSBC Holdings PLC	1,052,733		9,300
Scania AB	18,876		378		Intesa Sanpaolo SpA	594,354		1,157
Suzuki Motor Corp	19,900		472		Intesa Sanpaolo SpA - RSP	55,006		88
					Israel Discount Bank Ltd (a)	46,624		59
Toyota Motor Corp	162,700		6,715
Volkswagen AG	1,740		295		Iyo Bank Ltd/The	14,000		127
Volvo AB - B Shares	81,922		1,195		Joyo Bank Ltd/The	39,000		176
					Julius Baer Group Ltd (a)	12,189		478
			$22,176		KBC Groep NV	9,501		224
Automobile Parts & Equipment - 0.98%					Lloyds Banking Group PLC (a)	2,432,431		1,352
Aisin Seiki Co Ltd	11,300		398		Mediobanca SpA	30,478		199
Bridgestone Corp	38,400		924		Mitsubishi UFJ Financial Group Inc	751,500		3,883
Cie Generale des Etablissements Michelin	10,618		732		Mizrahi Tefahot Bank Ltd	7,290		58

See accompanying notes.

Schedule of Investments
International Equity Index Fund
February 29, 2012 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value (000	's)	COMMON STOCKS (continued)	Shares Held	Value	(000	's)

Banks (continued)				Chemicals - 3.82%
Mizuho Financial Group Inc	1,345,400	$2,251		Air Liquide SA	16,735		$2,175
National Australia Bank Ltd	129,841	3,296		Air Water Inc	9,000		117
National Bank of Greece SA (a)	56,398	177		Akzo Nobel NV	13,665		775
Natixis	54,547	197		Arkema SA	3,265		299
Nishi-Nippon City Bank Ltd/The	40,000	114		Asahi Kasei Corp	74,000		469
Nordea Bank AB	155,182	1,496		BASF SE	54,179		4,757
Oversea-Chinese Banking Corp Ltd	150,000	1,077		Bayer AG	48,780		3,607
Pohjola Bank PLC	8,149	94		Brenntag AG	1,975		230
Raiffeisen Bank International AG	2,883	104		Daicel Corp	17,000		111
Resona Holdings Inc	111,300	533		Denki Kagaku Kogyo KK	28,000		112
Royal Bank of Scotland Group PLC (a)	1,048,094	466		Givaudan SA (a)	490		463
Seven Bank Ltd	35,100	77		Hitachi Chemical Co Ltd	6,100		113
Shinsei Bank Ltd	81,000	105		Incitec Pivot Ltd	96,076		336
Shizuoka Bank Ltd/The	34,000	345		Israel Chemicals Ltd	26,225		278
Skandinaviska Enskilda Banken AB	83,203	623		Johnson Matthey PLC	12,663		465
Societe Generale SA	38,913	1,257		JSR Corp	10,600		223
Standard Chartered PLC	140,342	3,611		K+S AG	10,161		507
Sumitomo Mitsui Financial Group Inc	79,200	2,686		Kaneka Corp	17,000		98
Sumitomo Mitsui Trust Holdings Inc	183,440	636		Kansai Paint Co Ltd	13,000		123
Suruga Bank Ltd	11,000	102		Koninklijke DSM NV	9,097		506
Svenska Handelsbanken AB	28,895	970		Kuraray Co Ltd	20,300		293
Swedbank AB	47,750	817		Lanxess AG	4,908		367
UBS AG (a)	214,680	3,002		Linde AG	10,073		1,675
UniCredit SpA (a)	238,761	1,242		Lonza Group AG (a)	2,966		154
Unione di Banche Italiane SCPA	47,873	222		Mitsubishi Chemical Holdings Corp	80,000		461
United Overseas Bank Ltd	74,000	1,068		Mitsubishi Gas Chemical Co Inc	23,000		146
Westpac Banking Corp	178,746	4,006		Mitsui Chemicals Inc	48,000		164
Wing Hang Bank Ltd	10,500	100		Nitto Denko Corp	9,700		399
Yamaguchi Financial Group Inc	12,000	109		Shin-Etsu Chemical Co Ltd	24,200		1,296
		$82,087		Showa Denko KK	88,000		199
				Solvay SA	3,497		430
Beverages - 2.11%				Sumitomo Chemical Co Ltd	93,000		403
Anheuser-Busch InBev NV	47,356	3,181		Syngenta AG	5,580		1,819
Asahi Group Holdings Ltd	22,800	499		Taiyo Nippon Sanso Corp	15,000		99
Carlsberg A/S	6,310	497		Tosoh Corp	30,000		88
Coca Cola Hellenic Bottling Co SA (a)	10,810	203
				Ube Industries Ltd/Japan	60,000		173
Coca-Cola Amatil Ltd	33,547	432		Wacker Chemie AG	923		91
Coca-Cola West Co Ltd	3,600	61		Yara International ASA	11,074		543
Diageo PLC	147,707	3,533					$24,564
Heineken Holding NV	6,796	303
Heineken NV	15,290	807		Commercial Services - 1.40%
Kirin Holdings Co Ltd	48,000	564		Abertis Infraestructuras SA	22,887		391
Pernod-Ricard SA	11,712	1,212		Adecco SA (a)	7,815		392
SABMiller PLC	56,226	2,279		Aggreko PLC	15,690		552
		$13,571		Atlantia SpA	18,590		311
				Babcock International Group PLC	21,182		254
Biotechnology - 0.23%				Benesse Holdings Inc	4,000		184
CSL Ltd	30,960	1,088		Brambles Ltd	87,311		678
Novozymes A/S	13,601	405		Bunzl PLC	19,489		298
		$1,493		Bureau Veritas SA	3,223		266
Building Materials - 1.12%				Capita PLC	36,178		441
Asahi Glass Co Ltd	60,000	539		Dai Nippon Printing Co Ltd	33,000		340
Boral Ltd	43,057	203		Edenred	9,328		249
Cie de St-Gobain	23,694	1,125		Experian PLC	59,201		890
Cimpor Cimentos de Portugal SGPS SA	11,892	81		G4S PLC	83,213		383
CRH PLC	42,262	903		Intertek Group PLC	9,447		348
Daikin Industries Ltd	13,800	409		Randstad Holding NV	7,059		267
Fletcher Building Ltd	40,028	218		Secom Co Ltd	12,400		588
Geberit AG (a)	2,309	496		Securitas AB	18,471		178
HeidelbergCement AG	8,295	446		Serco Group PLC	29,109		257
Holcim Ltd	14,471	944		SGS SA	323		605
Imerys SA	2,003	121		Sodexo	5,561		428
James Hardie Industries SE	25,796	203		Toppan Printing Co Ltd	33,000		259
JS Group Corp	15,700	328		Transurban Group	77,024		463
Lafarge SA	11,861	552					$9,022
Nippon Sheet Glass Co Ltd	53,000	89		Computers - 0.34%
Rinnai Corp	1,900	138		AtoS	2,918		166
Sika AG	121	263		Cap Gemini SA	8,729		384
TOTO Ltd	18,000	136		Computershare Ltd	26,222		218
		$7,194		Fujitsu Ltd	110,000		597

See accompanying notes.

Schedule of Investments
International Equity Index Fund
February 29, 2012 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value	(000	's)	COMMON STOCKS (continued)	Shares Held	Value	(000	's)

Computers (continued)					Electric (continued)
Indra Sistemas SA	5,809		$74		Hokkaido Electric Power Co Inc	10,800		$160
Itochu Techno-Solutions Corp	1,700		76		Hokuriku Electric Power Co	9,900		184
NTT Data Corp	74		249		Iberdrola SA	225,549		1,335
Otsuka Corp	900		66		International Power PLC	90,143		496
TDK Corp	7,300		381		Kansai Electric Power Co Inc/The	44,300		734
			$2,211		Kyushu Electric Power Co Inc	23,800		350
					Origin Energy Ltd	62,821		917
Consumer Products - 0.43%					Power Assets Holdings Ltd	82,000		614
Henkel AG & Co KGaA	7,662		418		Red Electrica Corp SA	6,383		322
Husqvarna AB	26,319		158		RWE AG	28,868		1,315
Reckitt Benckiser Group PLC	36,525		2,022		Shikoku Electric Power Co Inc	10,800		297
Societe BIC SA	1,697		171		SP AusNet	84,086		90
			$2,769		SSE PLC	55,269		1,134
Cosmetics & Personal Care - 0.54%					Terna Rete Elettrica Nazionale SpA	71,139		268
Beiersdorf AG	5,946		372		Tohoku Electric Power Co Inc	26,700		314
Kao Corp	31,000		793		Tokyo Electric Power Co Inc/The	85,300		236
L'Oreal SA	14,181		1,617		Verbund AG	4,017		113
Shiseido Co Ltd	21,200		368					$18,899
Unicharm Corp	6,700		347		Electrical Components & Equipment - 1.04%
			$3,497		Brother Industries Ltd	13,900		180
Distribution & Wholesale - 1.34%					Casio Computer Co Ltd	14,000		96
Hitachi High-Technologies Corp	3,700		85		Furukawa Electric Co Ltd	38,000		111
ITOCHU Corp	88,800		1,011		GS Yuasa Corp	21,000		113
Jardine Cycle & Carriage Ltd	6,000		229		Hitachi Ltd	267,000		1,554
Li & Fung Ltd	334,000		767		Legrand SA	13,201		479
Marubeni Corp	97,000		693		Mabuchi Motor Co Ltd	1,400		65
Mitsubishi Corp	82,900		2,030		Mitsubishi Electric Corp	114,000		1,022
Mitsui & Co Ltd	102,500		1,764		Nidec Corp	6,400		605
Sojitz Corp	73,800		137		NV Bekaert SA	2,299		77
Sumitomo Corp	66,400		984		Prysmian SpA	12,013		207
Toyota Tsusho Corp	12,500		251		Schneider Electric SA	28,876		1,962
Wolseley PLC	16,806		651		Ushio Inc	6,200		92
			$8,602		Vestas Wind Systems A/S (a)	12,016		124
								$6,687
Diversified Financial Services - 1.18%
Aeon Credit Service Co Ltd	4,600		67		Electronics - 1.04%
ASX Ltd	10,331		343		Advantest Corp	8,800		124
Credit Saison Co Ltd	8,800		176		Hamamatsu Photonics KK	4,000		143
Daiwa Securities Group Inc	98,000		406		Hirose Electric Co Ltd	1,900		195
Deutsche Boerse AG	11,503		763		Hoya Corp	25,700		598
GAM Holding AG (a)	11,579		153		Ibiden Co Ltd	7,100		171
Hong Kong Exchanges and Clearing Ltd	60,500		1,128		Keyence Corp	2,400		629
ICAP PLC	32,795		201		Koninklijke Philips Electronics NV	59,518		1,249
Investec PLC	31,653		201		Kyocera Corp	9,000		796
London Stock Exchange Group PLC	8,796		126		Murata Manufacturing Co Ltd	12,000		715
Macquarie Group Ltd	20,545		590		NEC Corp	154,000		301
Man Group PLC	111,237		232		Nippon Electric Glass Co Ltd	23,000		215
Mitsubishi UFJ Lease & Finance Co Ltd	3,430		146		Omron Corp	12,000		266
Nomura Holdings Inc	214,200		988		Toshiba Corp	237,000		1,038
Old Mutual PLC	326,082		825		Yaskawa Electric Corp	13,000		125
ORIX Corp	6,180		595		Yokogawa Electric Corp	12,700		121
Partners Group Holding AG	787		147					$6,686
Schroders PLC	6,666		164		Energy - Alternate Sources - 0.04%
Singapore Exchange Ltd	51,000		294		EDP Renovaveis SA (a)	12,864		67
			$7,545		Enel Green Power SpA	103,229		203
Electric - 2.94%								$270
A2A SpA	64,681		65		Engineering & Construction - 1.39%
AGL Energy Ltd	27,212		407		ABB Ltd (a)	129,309		2,647
Chubu Electric Power Co Inc	40,200		737		Acciona SA	1,499		118
Chugoku Electric Power Co Inc/The	17,500		317		ACS Actividades de Construccion y Servicios	8,353		249
CLP Holdings Ltd	113,500		1,002		SA
Contact Energy Ltd (a)	20,500		83
					Aeroports de Paris	2,043		162
E.ON AG	106,232		2,444		Aker Solutions ASA	9,698		168
EDF SA	14,270		356		Auckland International Airport Ltd	54,611		110
EDP - Energias de Portugal SA	112,581		329		Balfour Beatty PLC	40,537		179
Electric Power Development Co Ltd	6,900		176		Bouygues SA	11,144		355
Enel SpA	388,280		1,558		Chiyoda Corp	9,000		115
Fortum OYJ	26,202		651		Eiffage SA	2,389		95
GDF Suez	73,039		1,895		Ferrovial SA	21,634		274

See accompanying notes.

Schedule of Investments
International Equity Index Fund
February 29, 2012 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value (000	's)	COMMON STOCKS (continued)	Shares Held	Value	(000	's)

Engineering & Construction (continued)				Food Service - 0.18%
Fomento de Construcciones y Contratas SA	3,004	$76		Compass Group PLC	111,908		$1,122
Fraport AG Frankfurt Airport Services	2,167	133
Worldwide
Hochtief AG	2,498	175		Forest Products & Paper - 0.27%
JGC Corp	12,000	347		Holmen AB	3,115		90
				Nippon Paper Group Inc	5,800		124
Kajima Corp	50,000	154		OJI Paper Co Ltd	50,000		249
Kinden Corp	8,000	63
Koninklijke Boskalis Westminster NV	4,169	160		Stora Enso OYJ	34,317		258
				Svenska Cellulosa AB	34,080		609
Leighton Holdings Ltd	8,933	245		UPM-Kymmene OYJ	30,967		427
Obayashi Corp	38,000	172
SembCorp Industries Ltd	58,000	245					$1,757
Shimizu Corp	35,000	142		Gas - 1.03%
Singapore Technologies Engineering Ltd	90,000	229		Centrica PLC	305,061		1,475
Skanska AB	23,591	430		Enagas SA	10,562		217
Taisei Corp	61,000	161		Gas Natural SDG SA	20,474		346
Vinci SA	26,624	1,386		Hong Kong & China Gas Co Ltd	279,770		714
WorleyParsons Ltd	11,405	359		National Grid PLC	209,950		2,143
		$8,949		Osaka Gas Co Ltd	111,000		426
				Snam SpA	94,796		459
Entertainment - 0.16%				Toho Gas Co Ltd	24,000		140
OPAP SA	13,172	118
Oriental Land Co Ltd/Japan	2,900	300		Tokyo Gas Co Ltd	145,000		662
Sankyo Co Ltd	3,200	154					$6,582
TABCORP Holdings Ltd	40,402	118		Hand & Machine Tools - 0.38%
Tatts Group Ltd	77,787	199		Fuji Electric Co Ltd	33,000		86
Toho Co Ltd/Tokyo	6,700	118		Makita Corp	6,600		275
		$1,007		Sandvik AB	59,247		905
				Schindler Holding AG - PC	2,867		353
Environmental Control - 0.03%				Schindler Holding AG - REG	1,270		154
Kurita Water Industries Ltd	6,700	172		SMC Corp/Japan	3,200		546
				THK Co Ltd	7,100		150
Food - 5.07%							$2,469
Ajinomoto Co Inc	39,000	460
Aryzta AG (a)	5,145	255		Healthcare - Products - 0.83%
Associated British Foods PLC	21,015	400		Cie Generale d'Optique Essilor International	11,861		944
Barry Callebaut AG (a)	107	105		SA
Carrefour SA	34,062	854		Cochlear Ltd	3,351		220
Casino Guichard Perrachon SA	3,250	317		Coloplast A/S	1,343		221
Colruyt SA	4,467	175		Fresenius SE & Co KGaA	6,708		693
Danone	34,448	2,331		Getinge AB	11,806		337
Delhaize Group SA	6,008	330		Luxottica Group SpA	6,887		249
				QIAGEN NV (a)	13,751		211
Distribuidora Internacional de Alimentacion	34,062	166
SA (a)				Shimadzu Corp	14,000		121
First Pacific Co Ltd/Hong Kong	126,000	141		Smith & Nephew PLC	52,662		518
				Sonova Holding AG (a)	2,898		323
J Sainsbury PLC	71,969	341
Jeronimo Martins SGPS SA (a)	12,992	240		Straumann Holding AG	462		73
				Synthes Inc (c)	3,852		667
Kerry Group PLC	8,283	353
Kesko OYJ	3,947	133		Sysmex Corp	4,300		155
Kikkoman Corp	9,000	99		Terumo Corp	10,000		482
				William Demant Holding A/S (a)	1,377		128
Koninklijke Ahold NV	68,538	948
Lindt & Spruengli AG	7	255					$5,342
Lindt & Spruengli AG - PC	53	163		Healthcare - Services - 0.22%
MEIJI Holdings Co Ltd	4,100	174		Fresenius Medical Care AG & Co KGaA	12,320		863
Metcash Ltd	45,372	206		Miraca Holdings Inc	3,300		126
Metro AG	7,647	303		Ramsay Health Care Ltd	7,748		153
Nestle SA	194,661	11,899		Sonic Healthcare Ltd	21,853		282
Nippon Meat Packers Inc	10,000	129					$1,424
Nisshin Seifun Group Inc	11,000	131
Nissin Foods Holdings Co Ltd	3,500	131		Holding Companies - Diversified - 1.09%
Olam International Ltd	86,000	164		Exor SpA	3,781		95
Suedzucker AG	3,909	113		GEA Group AG	10,300		348
Tate & Lyle PLC	27,570	306		Groupe Bruxelles Lambert SA	4,759		357
TESCO PLC	472,843	2,378		Hutchison Whampoa Ltd	126,000		1,253
Toyo Suisan Kaisha Ltd	5,000	128		Industrivarden AB	6,944		105
Unilever NV - CVA	96,091	3,192		Keppel Corp Ltd	84,200		744
Unilever PLC	75,709	2,446		LVMH Moet Hennessy Louis Vuitton SA	14,990		2,522
WM Morrison Supermarkets PLC	129,144	596		Noble Group Ltd	227,000		258
Woolworths Ltd	71,764	1,948		NWS Holdings Ltd	79,500		132
Yakult Honsha Co Ltd	5,700	176		Swire Pacific Ltd	42,500		483
Yamazaki Baking Co Ltd	7,000	94		Wendel SA	1,939		163
		$32,580

See accompanying notes.

Schedule of Investments
International Equity Index Fund
February 29, 2012 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value	(000	's)	COMMON STOCKS (continued)	Shares Held	Value	(000	's)

Holding Companies - Diversified (continued)					Investment Companies (continued)
Wharf Holdings Ltd	89,000		$557		Investment AB Kinnevik	12,131		$277
			$7,017		Investor AB	26,868		598
					Israel Corp Ltd/The	136		82
Home Builders - 0.14%					Pargesa Holding SA	1,594		118
Daiwa House Industry Co Ltd	28,000		361		Ratos AB	11,302		146
Sekisui Chemical Co Ltd	25,000		215		Resolution Ltd	84,097		360
Sekisui House Ltd	34,000		322					$1,882
			$898
					Iron & Steel - 0.84%
Home Furnishings - 0.50%					Acerinox SA	5,882		84
Electrolux AB	14,186		311		ArcelorMittal	50,641		1,068
Matsushita Electric Industrial Co Ltd	130,200		1,216		Daido Steel Co Ltd	17,000		112
Sharp Corp/Japan	59,000		415		Fortescue Metals Group Ltd	73,471		439
Sony Corp	59,300		1,267		Hitachi Metals Ltd	10,000		125
			$3,209		Japan Steel Works Ltd/The	19,000		141
Insurance - 4.47%					JFE Holdings Inc	27,200		586
Admiral Group PLC	11,961		205		Kobe Steel Ltd	147,000		255
Aegon NV (a)	101,382		531		Nippon Steel Corp	301,000		866
Ageas	130,514		277		Nisshin Steel Co Ltd	41,000		70
AIA Group Ltd	497,400		1,885		OneSteel Ltd	78,932		90
Allianz SE	26,810		3,252		Salzgitter AG	2,304		141
AMP Ltd	165,857		713		SSAB AB - A Shares	9,232		97
Assicurazioni Generali SpA	68,878		1,109		Sumitomo Metal Industries Ltd	198,000		411
Aviva PLC	168,884		990		ThyssenKrupp AG	22,762		614
AXA SA	102,659		1,656		Voestalpine AG	6,482		230
Baloise Holding AG	2,802		221		Yamato Kogyo Co Ltd	2,500		79
CNP Assurances	8,762		126					$5,408
Dai-ichi Life Insurance Co Ltd/The	531		698		Leisure Products & Services - 0.19%
Delta Lloyd NV	6,037		112		Carnival PLC	10,807		318
Gjensidige Forsikring ASA	11,798		141		Sega Sammy Holdings Inc	12,600		239
Hannover Rueckversicherung AG	3,557		197		Shimano Inc	4,400		255
ING Groep NV (a)	225,938		2,004
					Tui Travel PLC	29,677		93
Insurance Australia Group Ltd	122,638		435		Yamaha Corp	9,300		89
Legal & General Group PLC	346,349		666		Yamaha Motor Co Ltd	16,500		237
Mapfre SA	45,414		156					$1,231
MS&AD Insurance Group Holdings	33,600		720
Muenchener Rueckversicherungs AG	10,579		1,543		Lodging - 0.56%
NKSJ Holdings Inc	22,050		517		Accor SA	8,700		306
Prudential PLC	150,290		1,704		City Developments Ltd	30,000		267
QBE Insurance Group Ltd	64,454		805		Crown Ltd	27,797		250
RSA Insurance Group PLC	207,920		362		Echo Entertainment Group Ltd	40,585		187
Sampo OYJ	24,779		698		Galaxy Entertainment Group Ltd (a)	73,000		180
SCOR SE	10,192		270		Genting Singapore PLC (a)	360,000		465
Sony Financial Holdings Inc	10,300		188		Intercontinental Hotels Group PLC	17,124		391
Standard Life PLC	137,335		508		Sands China Ltd	142,400		535
Suncorp Group Ltd	75,894		666		Shangri-La Asia Ltd	82,166		206
Swiss Life Holding AG (a)	1,798		207		SJM Holdings Ltd	98,000		205
Swiss Re AG	20,366		1,209		Sky City Entertainment Group Ltd	34,034		107
T&D Holdings Inc	34,200		399		Whitbread PLC	10,457		282
Tokio Marine Holdings Inc	42,700		1,179		Wynn Macau Ltd	92,000		243
Tryg A/S	1,447		78					$3,624
Vienna Insurance Group AG Wiener	2,265		100
Versicherung Gruppe					Machinery - Construction & Mining - 0.52%
Zurich Financial Services AG (a)	8,591		2,163		Atlas Copco AB - A Shares	39,611		1,033
			$28,690		Atlas Copco AB - B Shares	23,018		534
					Hitachi Construction Machinery Co Ltd	6,300		132
Internet - 0.26%					Komatsu Ltd	56,000		1,668
Dena Co Ltd	5,800		189					$3,367
Gree Inc	5,400		169
Iliad SA	1,129		150		Machinery - Diversified - 1.12%
Rakuten Inc	428		425		Alstom SA	12,161		524
SBI Holdings Inc/Japan	1,322		128		Amada Co Ltd	21,000		148
Trend Micro Inc	6,200		181		FANUC Corp	11,300		2,048
United Internet AG	6,341		122		Hexagon AB	14,949		300
Yahoo Japan Corp	858		271		IHI Corp	78,000		198
			$1,635		Kawasaki Heavy Industries Ltd	84,000		263
					Kone OYJ	9,185		546
Investment Companies - 0.29%					Kubota Corp	68,000		669
Cheung Kong Infrastructure Holdings Ltd	28,000		165		MAN SE	3,742		431
Delek Group Ltd	268		48		Metso OYJ	7,538		358
Eurazeo	1,863		88		Mitsubishi Heavy Industries Ltd	179,000		839

See accompanying notes.

Schedule of Investments
International Equity Index Fund
February 29, 2012 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value	(000	's)	COMMON STOCKS (continued)	Shares Held	Value	(000	's)

Machinery - Diversified (continued)					Miscellaneous Manufacturing (continued)
Nabtesco Corp	5,600		$130		Orkla ASA	45,521		$379
Sumitomo Heavy Industries Ltd	33,000		181		Siemens AG	48,534		4,841
Weir Group PLC/The	12,466		418		Smiths Group PLC	23,151		401
Zardoya Otis SA	8,657		117		Sulzer AG	1,415		203
			$7,170		Wartsila OYJ Abp	9,890		340

Media - 0.77%								$8,670
Axel Springer AG	2,335		111		Office & Business Equipment - 0.57%
British Sky Broadcasting Group PLC	67,208		716		Canon Inc	66,900		3,028
Fairfax Media Ltd	131,800		113		Neopost SA	1,943		133
ITV PLC	217,942		298		Ricoh Co Ltd	40,000		368
Jupiter Telecommunications Co Ltd	102		99		Seiko Epson Corp	7,700		104
Kabel Deutschland Holding AG (a)	5,309		319					$3,633
Lagardere SCA	6,962		208
Mediaset SpA	41,807		124		Oil & Gas - 7.71%
Modern Times Group AB	2,874		141		BG Group PLC	199,962		4,827
Pearson PLC	48,051		917		BP PLC	1,117,417		8,753
Reed Elsevier NV	40,575		501		Caltex Australia Ltd	7,963		118
Reed Elsevier PLC	71,757		628		Cosmo Oil Co Ltd	35,000		102
Sanoma OYJ	4,802		63		ENI SpA	141,761		3,269
					Essar Energy PLC (a)	19,222		32
Singapore Press Holdings Ltd	90,000		273
Societe Television Francaise 1	6,924		83		Galp Energia SGPS SA	13,647		238
Wolters Kluwer NV	17,794		331		Idemitsu Kosan Co Ltd	1,300		134
			$4,925		Inpex Corp	129		916
					Japan Petroleum Exploration Co	1,700		83
Metal Fabrication & Hardware - 0.42%					JX Holdings Inc	132,530		832
Assa Abloy AB	18,532		563		Lundin Petroleum AB (a)	13,127		306
Maruichi Steel Tube Ltd	2,800		62		Neste Oil OYJ	7,562		93
NSK Ltd	26,000		205		OMV AG	9,653		359
NTN Corp	28,000		122		Repsol YPF SA	46,811		1,221
Sims Metal Management Ltd	9,694		160		Royal Dutch Shell PLC - A Shares	213,478		7,765
SKF AB	23,089		584		Royal Dutch Shell PLC - B Shares	158,345		5,868
Tenaris SA	27,855		542		Santos Ltd	55,615		860
Vallourec SA	6,673		470		Seadrill Ltd	19,376		803
			$2,708		Showa Shell Sekiyu KK	11,100		75
					Statoil ASA	65,832		1,885
Mining - 4.82%					TonenGeneral Sekiyu KK	17,000		157
Alumina Ltd	143,942		212		Total SA	125,213		7,005
Anglo American PLC	78,051		3,290		Transocean Ltd/Switzerland	20,404		1,088
Antofagasta PLC	23,262		492		Tullow Oil PLC	53,321		1,251
BHP Billiton Ltd	189,440		7,334		Woodside Petroleum Ltd	37,433		1,495
BHP Billiton PLC	124,587		4,038					$49,535
Boliden AB	16,134		283
Eurasian Natural Resources Corp PLC	15,192		169		Oil & Gas Services - 0.52%
Fresnillo PLC	10,577		320		Amec PLC	19,595		345
Glencore International PLC	49,003		337		Cie Generale de Geophysique - Veritas (a)	8,509		263
Iluka Resources Ltd	24,698		442		Fugro NV	4,081		300
Kazakhmys PLC	12,629		223		Petrofac Ltd	15,300		387
Lonmin PLC	9,563		168		Saipem SpA	15,618		790
Lynas Corp Ltd (a)	101,097		132		SBM Offshore NV	10,096		183
Mitsubishi Materials Corp	66,000		213		Subsea 7 SA (a)	16,601		399
Newcrest Mining Ltd	45,126		1,621		Technip SA	5,853		639
Norsk Hydro ASA	54,921		330					$3,306
Orica Ltd	21,470		626
OZ Minerals Ltd	19,105		224		Packaging & Containers - 0.16%
Randgold Resources Ltd	5,397		618		Amcor Ltd/Australia	72,412		551
Rio Tinto Ltd	25,705		1,859		Rexam PLC	51,730		342
Rio Tinto PLC	82,519		4,705		Toyo Seikan Kaisha Ltd	8,900		130
Sumitomo Metal Mining Co Ltd	31,000		460					$1,023
Umicore SA	6,725		350		Pharmaceuticals - 7.11%
Vedanta Resources PLC	7,054		162		Actelion Ltd (a)	6,527		246
Xstrata PLC	122,417		2,337		Alfresa Holdings Corp	2,300		101
			$30,945		Astellas Pharma Inc	26,200		1,076
Miscellaneous Manufacturing - 1.35%					AstraZeneca PLC	79,274		3,541
Alfa Laval AB	19,916		409		Celesio AG	5,017		93
Campbell Brothers Ltd	3,982		253		Chugai Pharmaceutical Co Ltd	13,200		216
FUJIFILM Holdings Corp	27,300		691		Daiichi Sankyo Co Ltd	39,700		729
Invensys PLC	47,896		159		Dainippon Sumitomo Pharma Co Ltd	9,400		97
Konica Minolta Holdings Inc	28,000		236		Eisai Co Ltd	14,900		603
					Elan Corp PLC (a)	29,507		368
Nikon Corp	20,100		544
Olympus Corp	12,800		214		GlaxoSmithKline PLC	299,324		6,605

See accompanying notes.

Schedule of Investments
International Equity Index Fund
February 29, 2012 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value (000	's)	COMMON STOCKS (continued)	Shares Held	Value	(000	's)

Pharmaceuticals (continued)				REITS (continued)
Grifols SA (a)	8,169	$170		Goodman Group	414,384		$307
Hisamitsu Pharmaceutical Co Inc	3,600	163		GPT Group	103,154		345
Kyowa Hakko Kirin Co Ltd	15,000	160		Hammerson PLC	42,036		262
Medipal Holdings Corp	8,700	105		ICADE	1,375		114
Merck KGaA	3,812	394		Japan Prime Realty Investment Corp	40		106
Mitsubishi Tanabe Pharma Corp	13,200	180		Japan Real Estate Investment Corp	27		239
Novartis AG	137,665	7,500		Japan Retail Fund Investment Corp	111		166
Novo Nordisk A/S	25,085	3,517		Klepierre	6,153		195
Ono Pharmaceutical Co Ltd	4,900	268		Land Securities Group PLC	45,748		491
Orion OYJ	5,616	121		Link REIT/The	132,500		497
Otsuka Holdings Co Ltd	14,800	416		Mirvac Group	201,558		259
Roche Holding AG	41,443	7,215		Nippon Building Fund Inc	36		345
Sanofi	67,607	5,000		Nomura Real Estate Office Fund Inc	16		93
Santen Pharmaceutical Co Ltd	4,400	174		Segro PLC	43,750		164
Shionogi & Co Ltd	17,600	244		Stockland	140,571		478
Shire PLC	33,179	1,160		Unibail-Rodamco SE	5,422		1,047
Suzuken Co Ltd	4,200	124		Westfield Group	129,393		1,220
Taisho Pharmaceutical Holdings Co Ltd	2,100	168		Westfield Retail Trust	171,151		461
Takeda Pharmaceutical Co Ltd	46,600	2,104					$8,585
Teva Pharmaceutical Industries Ltd	55,474	2,485
Tsumura & Co	3,500	101		Retail - 2.34%
UCB SA	5,949	240		ABC-Mart Inc	1,600		56
		$45,684		Aeon Co Ltd	35,400		449
				Autogrill SpA	6,753		69
Private Equity - 0.03%				Cie Financiere Richemont SA	30,792		1,891
3i Group PLC	57,266	173		Citizen Holdings Co Ltd	15,500		96
				FamilyMart Co Ltd	3,700		144
				Fast Retailing Co Ltd	3,100		642
Publicly Traded Investment Fund - 2.90%				Harvey Norman Holdings Ltd	31,332		70
iShares MSCI EAFE Index Fund	340,097	18,603		Hennes & Mauritz AB	60,314		2,168
				Inditex SA	12,869		1,188
Real Estate - 1.57%				Isetan Mitsukoshi Holdings Ltd	22,100		249
Aeon Mall Co Ltd	4,300	96		J Front Retailing Co Ltd	28,000		141
CapitaLand Ltd	151,000	372		Kingfisher PLC	139,458		630
CapitaMalls Asia Ltd	80,000	98		Lawson Inc	3,500		206
Cheung Kong Holdings Ltd	82,000	1,199		Lifestyle International Holdings Ltd	34,500		94
Daito Trust Construction Co Ltd	4,300	379		Marks & Spencer Group PLC	93,515		540
Fraser and Neave Ltd	54,000	289		Marui Group Co Ltd	13,200		107
Global Logistic Properties Ltd (a)	108,000	188		McDonald's Holdings Co Japan Ltd	3,900		102
Hang Lung Group Ltd	52,000	353		Next PLC	10,173		448
Hang Lung Properties Ltd	145,000	549		Nitori Holdings Co Ltd	2,200		186
Henderson Land Development Co Ltd	56,000	352		PPR	4,489		763
Hopewell Holdings Ltd	33,500	102		Seven & I Holdings Co Ltd	44,400		1,227
Hysan Development Co Ltd	37,000	161		Shimamura Co Ltd	1,300		142
IMMOFINANZ AG	55,437	194		Swatch Group AG/The - BR	1,819		825
Keppel Land Ltd	44,000	120		Swatch Group AG/The - REG	2,561		204
Kerry Properties Ltd	42,500	202		Takashimaya Co Ltd	16,000		123
Lend Lease Group	31,993	257		USS Co Ltd	1,290		126
Mitsubishi Estate Co Ltd	74,000	1,338		Wesfarmers Ltd	59,330		1,852
Mitsui Fudosan Co Ltd	49,000	929		Yamada Denki Co Ltd	4,850		314
New World Development Co Ltd	212,000	292					$15,052
Nomura Real Estate Holdings Inc	5,600	97
NTT Urban Development Corp	68	55		Semiconductors - 0.61%
Sino Land Co Ltd	171,073	305		ARM Holdings PLC	79,559		721
Sumitomo Realty & Development Co Ltd	21,000	490		ASM Pacific Technology Ltd	11,700		165
Sun Hung Kai Properties Ltd	83,000	1,278		ASML Holding NV	25,441		1,170
				Elpida Memory Inc (a)	15,200		1
Tokyu Land Corp	25,000	120
UOL Group Ltd	27,000	101		Infineon Technologies AG	64,105		648
Wheelock & Co Ltd	54,000	186		Rohm Co Ltd	5,700		287
		$10,102		STMicroelectronics NV	37,598		281
				Sumco Corp (a)	6,800		73
REITS - 1.34%				Tokyo Electron Ltd	10,100		560
Ascendas Real Estate Investment Trust	104,000	171					$3,906
British Land Co PLC	49,812	373
Capital Shopping Centres Group PLC	32,947	174		Shipbuilding - 0.06%
CapitaMall Trust	128,000	184		Cosco Corp Singapore Ltd	59,000		57
CFS Retail Property Trust	108,876	208		SembCorp Marine Ltd	49,000		209
Corio NV	3,539	170		Yangzijiang Shipbuilding Holdings Ltd	113,000		123
Dexus Property Group	285,445	274					$389
Fonciere Des Regions	1,621	118		Software - 0.80%
Gecina SA	1,293	124		Amadeus IT Holding SA	18,481		352

See accompanying notes.

Schedule of Investments
International Equity Index Fund
February 29, 2012 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value (000	's)		COMMON STOCKS (continued)	Shares Held	Value (000	's)

Software (continued)					Transportation (continued)
Dassault Systemes SA	3,565	$296			AP Moeller - Maersk A/S - B shares	78	$629
Konami Corp	5,500	151			Asciano Ltd	57,535	305
Nomura Research Institute Ltd	6,000	143			Central Japan Railway Co	89	730
Oracle Corp Japan	2,200	79			ComfortDelGro Corp Ltd	111,000	136
Sage Group PLC/The	78,074	386			Deutsche Post AG	49,922	877
SAP AG	54,276	3,663			DSV A/S	12,034	280
Square Enix Holdings Co Ltd	3,700	72			East Japan Railway Co	20,100	1,288
		$5,142			Groupe Eurotunnel SA	31,785	276
					Hutchison Port Holdings Trust	308,000	245
Storage & Warehousing - 0.01%					Kamigumi Co Ltd	15,000	129
Mitsubishi Logistics Corp	7,000	82			Kawasaki Kisen Kaisha Ltd	43,000	90
					Keikyu Corp	28,000	249
Telecommunications - 5.89%					Keio Corp	34,000	244
Alcatel-Lucent/France (a)	136,868	343			Keisei Electric Railway Co Ltd	16,000	118
Belgacom SA	8,973	286			Kintetsu Corp	96,000	366
Bezeq The Israeli Telecommunication Corp	103,851	172			Koninklijke Vopak NV	4,147	232
Ltd					Kuehne + Nagel International AG	3,185	419
BT Group PLC	458,546	1,568			Mitsui OSK Lines Ltd	68,000	310
Cellcom Israel Ltd	3,227	44			MTR Corp	85,500	304
Deutsche Telekom AG	165,689	1,934			Neptune Orient Lines Ltd/Singapore	53,000	57
Elisa OYJ	8,340	190			Nippon Express Co Ltd	50,000	196
Eutelsat Communications SA	5,843	218			Nippon Yusen KK	90,000	268
Foxconn International Holdings Ltd (a)	127,000	89			Odakyu Electric Railway Co Ltd	37,000	353
France Telecom SA	109,376	1,669			Orient Overseas International Ltd	13,000	89
Hellenic Telecommunications Organization	14,457	46			QR National Ltd	100,752	423
SA					TNT Express NV	20,828	260
HKT Trust / HKT Ltd (a)	4,870	4			Tobu Railway Co Ltd	60,000	312
Inmarsat PLC	26,779	204			Tokyu Corp	67,000	322
KDDI Corp	172	1,092			Toll Holdings Ltd	39,795	242
Koninklijke KPN NV	87,156	945			West Japan Railway Co	10,000	408
Millicom International Cellular SA	4,504	505			Yamato Holdings Co Ltd	23,500	371
Mobistar SA	1,770	85					$10,774
NICE Systems Ltd (a)	3,534	120
Nippon Telegraph & Telephone Corp	28,200	1,330		Water	- 0.19%
					Severn Trent PLC	14,013	351
Nokia OYJ	220,908	1,160			Suez Environnement Co	16,504	242
NTT DoCoMo Inc	901	1,538
Partner Communications Co Ltd	5,050	37			United Utilities Group PLC	40,217	391
PCCW Ltd	236,000	87			Veolia Environnement SA	21,455	263
Portugal Telecom SGPS SA	39,663	205					$1,247
SES SA	17,678	426			TOTAL COMMON STOCKS		$633,939
Singapore Telecommunications Ltd	470,000	1,191			PREFERRED STOCKS - 0.51%	Shares Held	Value (000	's)
Softbank Corp	52,300	1,558			Automobile Manufacturers - 0.37%
StarHub Ltd	35,000	82			Bayerische Motoren Werke AG	3,079	183
Swisscom AG	1,375	548			Porsche Automobil Holding SE	9,033	588
TDC A/S	21,899	174			Volkswagen AG	8,531	1,595
Tele2 AB	18,701	381					$2,366
Telecom Corp of New Zealand Ltd	113,535	203
Telecom Italia SpA	554,004	638			Consumer Products - 0.11%
Telecom Italia SpA - RSP	355,469	337			Henkel AG & Co KGaA	10,509	684
Telefonaktiebolaget LM Ericsson	177,648	1,784
Telefonica SA	242,299	4,135			Electric - 0.01%
Telekom Austria AG	19,599	228			RWE AG	2,301	97
Telenor ASA	42,689	789
TeliaSonera AB	127,712	932
Telstra Corp Ltd	256,898	909		Media	- 0.02%
Vivendi SA	73,559	1,580			ProSiebenSat.1 Media AG	4,517	117
Vodafone Group PLC	2,998,415	8,078
		$37,844			TOTAL PREFERRED STOCKS		$3,264
						Maturity
Textiles - 0.13%					REPURCHASE AGREEMENTS - 0.68%	Amount (000's)	Value (000	's)
Teijin Ltd	55,000	184
Toray Industries Inc	87,000	619		Banks	- 0.68%
		$803			Investment in Joint Trading Account; Credit	$1,397	$1,397
					Suisse Repurchase Agreement; 0.15%
Toys, Games & Hobbies - 0.18%					dated 02/29/12 maturing 03/01/12
Namco Bandai Holdings Inc	11,500	161			(collateralized by US Government
Nintendo Co Ltd	5,800	856			Securities; $1,424,610; 0.13% - 1.75%;
Sanrio Co Ltd	2,600	106			dated 12/31/13 - 10/31/15)
		$1,123

Transportation - 1.68%
AP Moeller - Maersk A/S - A shares	32	246
See accompanying notes.					97

Schedule of Investments
International Equity Index Fund
February 29, 2012 (unaudited)

				Portfolio Summary (unaudited)

REPURCHASE AGREEMENTS	Maturity		Country			Percent
(continued)	Amount (000's) Value (000's)		Japan			20 .47%
			United Kingdom			18 .60%
Banks (continued)			France			8 .50%
Investment in Joint Trading Account; Deutsche $	1,586	$1,586	Switzerland			8 .47%
Bank Repurchase Agreement; 0.18% dated			Australia			8 .17%
02/29/12 maturing 03/01/12 (collateralized			Germany			8 .13%
by US Government Securities; $1,617,948;			Netherlands			4 .63%
0.00% - 8.20%; dated 03/01/12 - 07/15/32)			United States			3 .71%
Investment in Joint Trading Account; JP	499	499	Sweden			3 .04%
Morgan Repurchase Agreement; 0.12%			Spain			2 .93%
dated 02/29/12 maturing 03/01/12			Hong Kong			2 .81%
(collateralized by US Government			Italy			2 .16%
Securities; $508,789; 0.00% - 7.00%; dated			Singapore			1 .70%
10/15/12 - 01/15/30)			Denmark			1 .10%
Investment in Joint Trading Account; Merrill	918	918	Belgium			0 .93%
Lynch Repurchase Agreement; 0.14%			Finland			0 .84%
dated 02/29/12 maturing 03/01/12			Norway			0 .77%
(collateralized by US Government			Ireland			0 .75%
Securities; $936,279; 0.00% - 0.88%; dated			Israel			0 .61%
02/07/13 - 01/31/17)			Luxembourg			0 .40%
		$4,400	Austria			0 .27%
TOTAL REPURCHASE AGREEMENTS		$4,400	Portugal			0 .19%
Total Investments		$641,603	Bermuda			0 .13%
Other Assets in Excess of Liabilities, Net - 0.12%		$796	Macao			0 .12%
TOTAL NET ASSETS - 100.00%		$642,399	New Zealand			0 .12%
			Jersey, Channel Islands			0 .10%
			Greece			0 .09%
(a) Non-Income Producing Security			Guernsey			0 .06%
(b) Security is Illiquid			Mexico			0 .05%
(c)	Security exempt from registration under Rule 144A of the Securities Act of		China			0 .02%
1933. These securities may be resold in transactions exempt from			Mauritius			0 .01%
registration, normally to qualified institutional buyers. Unless otherwise			Other Assets in Excess of Liabilities, Net			0 .12%
indicated, these securities are not considered illiquid. At the end of the			TOTAL NET ASSETS			100.00%
period, the value of these securities totaled $667 or 0.10% of net assets.

Unrealized Appreciation (Depreciation)
The net federal income tax unrealized appreciation (depreciation) and federal tax cost of investments held as of the period end were as follows:

Unrealized Appreciation		$62,914
Unrealized Depreciation	(49,240)
Net Unrealized Appreciation (Depreciation)		$13,674
Cost for federal income tax purposes	$627,929

All dollar amounts are shown in thousands (000's)

Futures Contracts

						Unrealized
Type	Long/Short	Contracts		Notional Value	Market Value	Appreciation/(Depreciation)
eMini MSCI EAFE; March 2012	Long		28	$1,945	$2,185	$240
Total						$240

All dollar amounts are shown in thousands (000's)

See accompanying notes.

     Schedule of Investments Preferred Securities Fund February 29, 2012 (unaudited)

COMMON STOCKS - 0.06%	Shares Held	Value (000's)	PREFERRED STOCKS (continued)	Shares Held	Value	(000	's)

Publicly Traded Investment Fund - 0.06%			Diversified Financial Services (continued)
BlackRock Preferred Income Strategies Fund	201,483	$2,156	Citigroup Capital IX	462,079		$11,113
Inc			Citigroup Capital VII	448,700		11,262
			Citigroup Capital VIII	190,879		4,799
TOTAL COMMON STOCKS		$2,156	Citigroup Capital X	340,281		8,303
CONVERTIBLE PREFERRED STOCKS -			Citigroup Capital XI	335,869		8,125
0.40%	Shares Held Value (000's)		Citigroup Capital XII	142,400		3,711
			Citigroup Capital XIII	272,299		7,366
Banks - 0.40%			Citigroup Capital XV	2,700		67
Bank of America Corp	3,820	3,601	Citigroup Capital XVI	115,016		2,840
Wells Fargo & Co	10,360	11,385	Citigroup Capital XVII	9,000		222
		$14,986	Corporate-Backed Trust Certificates 6.00%;	170,000		3,856
REITS - 0.00%			Series GS
CommonWealth REIT 6.50%; Series D	3,000	66	Corporate-Backed Trust Certificates 6.00%;	2,828		71
			Series PRU
TOTAL CONVERTIBLE PREFERRED STOCKS		$15,052	Corporate-Backed Trust Certificates 6.25%;	11,400		292
PREFERRED STOCKS - 49.13%	Shares Held	Value (000's)	Series BMY
			Corporate-Backed Trust Certificates 6.30%;	7,100		170
Banks - 12.76%			Series GS
ABN AMRO North America Capital Funding	7,200	3,926	Credit Suisse AG/Guernsey	1,513,192		40,311
Trust I (a)			General Electric Capital Corp 6.00%	74,700		1,932
BAC Capital Trust V	66,100	1,545	General Electric Capital Corp 6.05%	63,455		1,642
BAC Capital Trust VIII	162,900	3,758	JP Morgan Chase Capital XI	695,214		17,686
BAC Capital Trust X	49,300	1,168	JP Morgan Chase Capital XXIX	213,800		5,546
Bank of America Corp 6.38%; Series 3	26,378	587	Merrill Lynch Capital Trust I	331,100		7,797
Bank of America Corp 6.63%; Series I	203,384	4,861	Merrill Lynch Capital Trust II	134,361		3,155
Bank of America Corp 8.20%; Series H	25,080	637	Merrill Lynch Preferred Capital Trust III	5,800		143
Bank One Capital VI	334,809	8,661	Merrill Lynch Preferred Capital Trust IV	91,500		2,282
Barclays Bank PLC 7.10%	1,020,235	25,067	Merrill Lynch Preferred Capital Trust V	138,300		3,430
Barclays Bank PLC 7.75%	644,829	16,217	Morgan Stanley Capital Trust III	350,200		8,429
Barclays Bank PLC 8.13%	288,639	7,375	Morgan Stanley Capital Trust IV	513,971		12,520
BB&T Capital Trust V	901,000	23,940	Morgan Stanley Capital Trust V	422,449		10,071
COBANK ACB 11.00%; Series C (a)	202,000	10,996	Morgan Stanley Capital Trust VI	329,981		8,055
COBANK ACB 11.00%; Series D	115,000	6,149	Morgan Stanley Capital Trust VII	204,653		5,008
COBANK ACB 7.00% (a)	70,000	3,375	Morgan Stanley Capital Trust VIII	97,460		2,375
Countrywide Capital V	209,500	5,041	National City Capital Trust IV	29,500		763
Countrywide Financial Corp	679,219	16,478	PreferredPlus TR-CCR1 5.75%; Series GSG2	17,800		426
Deutsche Bank Capital Funding Trust IX	18,350	439	PreferredPlus TR-CCR1 6.00%; Series GSC3	59,200		1,349
Deutsche Bank Capital Funding Trust VIII	397,803	9,273	PreferredPlus TR-CCR1 6.00%; Series GSC4	41,600		962
Deutsche Bank Capital Funding Trust X	349,285	8,837	PreferredPlus TR-CCR1 6.00%; Series GSG1	14,291		352
Deutsche Bank Contingent Capital Trust II	2,104,472	49,771	SATURNS 2004-04	127,886		3,067
Deutsche Bank Contingent Capital Trust III	531,600	13,492	SATURNS 2004-06	174,400		4,098
Deutsche Bank Contingent Capital Trust V	22,500	593	SATURNS 2004-2	7,900		189
Fifth Third Capital Trust V	100,500	2,549				$238,131
Fifth Third Capital Trust VI	314,171	7,980
Fleet Capital Trust IX	108,900	2,608	Electric - 3.73%
Fleet Capital Trust VIII	138,422	3,512	Alabama Power Co	89,000		2,537
HSBC Holdings PLC 6.20%	1,074,600	26,908	Alabama Power Co Series 2007B	33,203		841
HSBC Holdings PLC 8.00%	568,600	15,369	Dominion Resources Inc/VA	1,182,653		34,900
HSBC USA Inc	186,080	8,792	Entergy Arkansas Inc	35,863		982
HSBC USA Inc 6.50%	231,200	5,849	Entergy Louisiana LLC	3,369		96
KeyCorp Capital X	36,858	966	Entergy Mississippi Inc	17,012		494
Lloyds Banking Group PLC	31,900	829	Entergy Texas Inc	950,460		27,326
M&T Capital Trust IV	381,400	10,252	Georgia Power Co 6.50%	77,300		8,527
National City Capital Trust III	129,600	3,301	Georgia Power Co 8.20%	203,658		6,525
PNC Capital Trust D	485,824	12,384	Gulf Power Co 6.00%	60,914		6,137
PNC Capital Trust E	740,482	19,364	Gulf Power Co 6.45%	4,600		490
PNC Financial Services Group Inc	158,677	4,372	NextEra Energy Capital Holdings Inc	463,970		13,553
Royal Bank of Scotland Group PLC 5.75%;	578,400	11,047	PPL Capital Funding Inc	424,759		11,082
Series L			SCANA Corp	20,135		594
Santander Finance Preferred SAU	2,093,315	59,136	Xcel Energy Inc	920,539		25,112
SunTrust Capital IX	317,000	8,131				$139,196
USB Capital XI	154,836	3,976	Insurance - 7.98%
USB Capital XII	351,778	8,977	AAG Holding Co Inc 7.50%	129		3
Wachovia Capital Trust IX	685,800	17,385	Aegon NV (b)	59,917		1,543
Wells Fargo Capital IX	441,941	11,345	Aegon NV 4.00%	66,900		1,394
Wells Fargo Capital VII	316,539	8,081	Aegon NV 6.375%	975,042		22,016
Wells Fargo Capital XI	19,800	506	Aegon NV 6.50%	246,558		5,582
		$475,805	Allianz SE	1,026,282		26,940
Diversified Financial Services - 6.39%			Arch Capital Group Ltd 7.88%	109,700		2,785
Ameriprise Financial Inc	1,164,255	34,346	Arch Capital Group Ltd 8.00%	458,309		11,774

See accompanying notes.

Schedule of Investments
Preferred Securities Fund
February 29, 2012 (unaudited)

PREFERRED STOCKS (continued)	Shares Held	Value (000	's)		PREFERRED STOCKS (continued)	Shares Held	Value	(000	's)

Insurance (continued)					REITS (continued)
Axis Capital Holdings Ltd 7.25%	3,482	$89			Public Storage Inc 6.60%; Series C	158,868		$4,086
Axis Capital Holdings Ltd 7.50%	333,000	31,396			Public Storage Inc 6.63%; Series M	13,795		352
Berkley W R Capital Trust	760,429	19,201			Public Storage Inc 6.85%; Series Y	98,900		2,516
Delphi Financial Group Inc 7.38%	525,261	13,284			Public Storage Inc 6.88%	3,701		105
Everest Re Capital Trust II	363,515	9,252			Public Storage Inc 7.00%; Series N	10,385		271
ING Groep NV 6.13%	69,248	1,463			Realty Income Corp - Series D	326,424		8,321
ING Groep NV 6.20%	30,250	644			Realty Income Corp - Series F	853,083		21,865
ING Groep NV 6.38%	849,100	18,230			Regency Centers Corp 6.63%	230,854		5,852
ING Groep NV 7.05%	1,019,494	23,612			Regency Centers Corp 6.70%	243,520		6,132
ING Groep NV 7.20%	166,345	3,926			Regency Centers Corp 7.25%	259,717		6,488
ING Groep NV 7.38%	862,200	20,917			Regency Centers Corp 7.45%	265,422		6,630
ING Groep NV 8.50%	50,340	1,274			Vornado Realty LP	1,445,611		40,549
Markel Corp	149,213	3,854			Vornado Realty Trust - Series F	419,925		10,767
PartnerRe Ltd 6.50%	201,516	5,050			Vornado Realty Trust - Series G	7,850		199
PartnerRe Ltd 6.75%	114,928	2,913			Vornado Realty Trust - Series H	112,700		2,885
PartnerRe Ltd 7.25%	11,415	300			Vornado Realty Trust - Series I	116,293		2,956
PLC Capital Trust III	27,969	709			Vornado Realty Trust - Series J	174,963		4,619
PLC Capital Trust IV	50,282	1,285			Wachovia Corp 7.25%	391,954		10,304
PLC Capital Trust V	266,500	6,756			Weingarten Realty Investors 6.50%	803,368		20,598
Protective Life Corp	564,179	14,302			Weingarten Realty Investors 6.95%	204,100		5,188
Prudential Financial Inc	682,818	18,743			Weingarten Realty Investors 8.10%	1,814,746		43,627
Prudential PLC 6.50%	96,549	2,481						$464,432
Prudential PLC 6.75%	170,992	4,453
RenaissanceRe Holdings Ltd - Series C	244,277	6,146			Savings & Loans - 0.52%
RenaissanceRe Holdings Ltd - Series D	608,200	15,296			First Niagara Financial Group Inc	704,500		19,479
Torchmark Capital Trust III	6,215	159
		$297,772			Sovereign - 0.74%

Media - 1.20%					Farm Credit Bank/Texas	23,800		27,474
CBS Corp 6.75%	776,000	19,695
Comcast Corp 6.63%	852,687	21,769			Telecommunications - 3.27%
Comcast Corp 7.00%; Series B	125,198	3,184			Centaur Funding Corp (a),(b)	2,950		1,589
		$44,648			Centaur Funding Corp 9.08% (a)	35,823		40,155
					Qwest Corp 7.38%	372,908		9,893
Oil & Gas - 0.09%					Qwest Corp 7.50%	953,711		25,693
Nexen Inc	125,869	3,181			Telephone & Data Systems Inc 6.63%	345,967		8,892
					Telephone & Data Systems Inc 6.88%	1,400		38
REITS - 12.45%					Telephone & Data Systems Inc 7.00%	1,210,811		32,486
CommonWealth REIT 7.50%	318,430	7,047			United States Cellular Corp	125,584		3,337
CommonWealth REIT - Series C	800,354	20,049						$122,083
CommonWealth REIT - Series E	174,921	4,495			TOTAL PREFERRED STOCKS			$1,832,201
DDR Corp - Series H	5,000	126				Principal
DDR Corp - Series I	70,000	1,765		BONDS	- 44.20%	Amount (000's)	Value	(000	's)
Digital Realty Trust Inc	592,335	15,567
Duke Realty Corp 6.50%	287,097	7,154		Banks	- 14.55%
Duke Realty Corp 6.60%	81,400	2,042			Abbey National Capital Trust I
Duke Realty Corp 6.63%	261,100	6,543			8.96%, 12/31/2049	$12,847		$12,831
Duke Realty Corp 6.95%	733,511	18,558			ABN Amro North American Holding Preferred
Harris Preferred Capital Corp	72,900	1,881			Capital Repackage Trust I
					6.52%, 12/29/2049(a),(c)	34,250		27,314
Hospitality Properties Trust	406,544	10,383
Kimco Realty Corp 6.65%	83,650	2,116			Agfirst Farm Credit Bank
					7.30%, 12/31/2049(a),(d)	1,850		1,838
Kimco Realty Corp 6.90%	343,626	9,866
Kimco Realty Corp 7.75%	1,693,705	43,986			BAC Capital Trust XIII
					0.95%, 12/31/2049(c)	5,000		3,351
National Retail Properties Inc (b)	436,749	10,927
ProLogis Inc - Series L	156,100	3,863			BankAmerica Institutional Capital A
					8.07%, 12/31/2026(a)	20,500		20,577
ProLogis Inc - Series M	50,200	1,264
ProLogis Inc - Series P	79,009	2,007			BankAmerica Institutional Capital B
					7.70%, 12/31/2026(a)	6,760		6,549
ProLogis Inc - Series Q	125,000	7,238
ProLogis Inc - Series S	92,900	2,369			BankBoston Capital Trust IV
					1.14%, 06/08/2028(c)	5,000		3,401
PS Business Parks Inc - Series H	224,911	5,706
PS Business Parks Inc - Series I	388,000	9,820			Barclays Bank PLC
PS Business Parks Inc - Series P	583,356	14,852			6.28%, 12/31/2049	14,300		11,561
					6.86%, 09/29/2049(a),(c)	14,402		12,962
PS Business Parks Inc - Series R	130,211	3,464			7.43%, 12/31/2049(a),(c)	8,956		8,866
PS Business Parks Inc - Series S	46,415	1,179
Public Storage Inc 5.90%	56,300	1,434			BB&T Capital Trust I
Public Storage Inc 6.18%; Series D	19,481	497			5.85%, 08/18/2035	2,569		2,595
Public Storage Inc 6.35%; Series R	746,444	20,221			BB&T Capital Trust IV
					6.82%, 06/12/2057(c)	17,500		17,719
Public Storage Inc 6.45%; Series F	304,801	7,766
Public Storage Inc 6.45%; Series X	222,075	5,687			BBVA International Preferred SAU
					5.92%, 12/30/2049(c)	25,095		19,546
Public Storage Inc 6.50%; Series Q	19,946	562
Public Storage Inc 6.50%; Series W	378,158	9,688

See accompanying notes.

     Schedule of Investments Preferred Securities Fund February 29, 2012 (unaudited)

	Principal				Principal
BONDS (continued)	Amount (000's)	Value (000	's)	BONDS (continued)	Amount (000's)	Value	(000	's)

Banks (continued)				Banks (continued)
BNP Paribas SA				PNC Financial Services Group Inc
5.19%, 06/29/2049(a),(c)	$11,020	$9,147		6.75%, 08/01/2049(c)	$26,900		$28,372
BPCE SA				PNC Preferred Funding Trust I
2.23%, 07/29/2049(c)	6,000	2,666		6.52%, 12/31/2049(a),(c)	4,700		3,666
6.75%, 01/27/2049	11,500	8,573		Royal Bank of Scotland Group PLC
12.50%, 08/29/2049(a),(d)	500	514		7.65%, 08/29/2049(c)	18,560		15,358
Capital One Capital VI				Santander Finance Preferred SAU
8.88%, 05/15/2040	600	620		10.50%, 12/31/2049(c)	1,520		1,565
Claudius Ltd for Credit Suisse				Societe Generale SA
7.88%, 06/29/2049	12,892	13,150		1.33%, 12/29/2049(a),(c)	3,400		1,917
Cooperatieve Centrale Raiffeisen-				5.92%, 04/29/2049(a),(c)	52,852		40,206
Boerenleenbank BA/Netherlands				8.75%, 10/29/2049	23,660		20,572
11.00%, 12/29/2049(a),(c)	10,200	12,913		Standard Chartered PLC
Countrywide Capital III				0.81%, 07/29/2049(c)	2,000		1,000
8.05%, 06/15/2027	10,460	10,499		7.01%, 07/29/2049(a)	16,150		15,786
Credit Agricole SA				State Street Capital Trust III
8.38%, 12/13/2049(a),(c)	3,000	2,685		5.54%, 01/29/2049(c)	250		251
Credit Suisse Group Guernsey I Ltd				State Street Capital Trust IV
7.88%, 02/24/2041(c)	15,400	15,383		1.55%, 06/15/2037(c)	600		424
Den Norske Creditbank							$542,612
0.81%, 11/29/2049(c)	8,940	4,524
0.90%, 08/29/2049(c)	6,150	3,259		Diversified Financial Services - 11.07%
Deutsche Bank Capital Funding Trust I				Ageas Hybrid Financing SA
3.55%, 12/29/2049(a),(c)	7,700	5,159		8.25%, 02/28/2049	30,822		24,658
Deutsche Bank Capital Funding Trust VII				American Express Co
				6.80%, 09/01/2066(c)	16,800		17,136
5.63%, 01/29/2049(a),(c)	3,000	2,490
Dresdner Funding Trust I				Capital One Capital III
8.15%, 06/30/2031(a)	31,040	25,763		7.69%, 08/15/2036	5,700		5,800
Fifth Third Capital Trust IV				Capital One Capital IV
6.50%, 04/15/2037(c)	8,000	7,940		6.75%, 02/17/2037	45,220		45,729
First Empire Capital Trust I				Charles Schwab Corp/The
				7.00%, 02/01/2049(c)	26,600		27,736
8.23%, 02/01/2027	7,250	7,348
First Hawaiian Capital I				Citigroup Capital XXI
8.34%, 07/01/2027	5,000	4,600		8.30%, 12/21/2057	1,900		1,955
First Union Capital II				Credit Suisse AG/Guernsey
				1.19%, 05/29/2049(c)	14,146		9,482
7.95%, 11/15/2029	700	725
HBOS Capital Funding No2 LP				Glen Meadow Pass-Through Trust
				6.51%, 02/12/2067(a),(c)	62,060		46,545
6.07%, 06/29/2049(a),(c)	5,590	3,969
HSBC Bank PLC				Goldman Sachs Capital I
0.88%, 09/29/2049(c)	5,000	2,400		6.35%, 02/15/2034	5,750		5,384
1.06%, 06/29/2049(c)	5,000	2,250		HSBC Finance Capital Trust IX
HSBC Capital Funding LP/Jersey Channel				5.91%, 11/30/2035	5,200		4,667
Islands				JP Morgan Chase Capital XXII
10.18%, 12/29/2049(a),(c)	6,000	7,740		6.45%, 02/02/2037	16,477		16,559
HSBC USA Capital Trust I				JP Morgan Chase Capital XXVII
7.81%, 12/15/2026(a)	300	303		7.00%, 11/01/2039	23,050		23,511
HSBC USA Capital Trust III				Macquarie PMI LLC
7.75%, 11/15/2026	7,200	7,272		8.38%, 12/02/2049	4,000		3,937
JP Morgan Chase Capital XX				Man Group PLC
6.55%, 09/29/2036	9,950	10,000		5.00%, 08/09/2017	18,800		15,952
JP Morgan Chase Capital XXV				11.00%, 05/29/2049	2,300		2,312
6.80%, 10/01/2037	13,435	13,569		MBNA Capital A
LBG Capital No.1 PLC				8.28%, 12/01/2026	2,000		2,025
7.88%, 11/01/2020(a)	11,100	9,496		Old Mutual Capital Funding LP
8.00%, 12/29/2049(a),(c)	30,400	24,630		8.00%, 05/29/2049	21,239		20,952
Natixis				Swiss Re Capital I LP
				6.85%, 05/29/2049(a),(c)	35,420		31,959
9.00%, 04/29/2049	532	453
10.00%, 04/30/2049(c)	16,200	13,444		ZFS Finance USA Trust II
				6.45%, 12/15/2065(a),(c)	85,950		83,371
NB Capital Trust II
7.83%, 12/15/2026	8,525	8,429		ZFS Finance USA Trust IV
				5.88%, 05/09/2032(a)	3,000		2,925
NB Capital Trust IV
8.25%, 04/15/2027	2,600	2,629		ZFS Finance USA Trust V
				6.50%, 05/09/2037(a)	21,383		20,153
NBP Capital Trust III
7.38%, 10/27/2049	5,313	3,799					$412,748
Nordea Bank AB				Electric - 2.77%
5.42%, 12/20/2049(a)	4,000	3,820		Dominion Resources Inc/VA
8.38%, 09/25/2049	900	949		2.88%, 09/30/2049(c)	22,950		19,536
North Fork Capital Trust II				Integrys Energy Group Inc
8.00%, 12/15/2027	11,150	11,275		6.11%, 12/01/2066(c)	15,582		15,466

See accompanying notes.

     Schedule of Investments Preferred Securities Fund February 29, 2012 (unaudited)

	Principal				Principal
BONDS (continued)	Amount (000's)	Value (000	's)	BONDS (continued)	Amount (000's)	Value (000	's)

Electric (continued)				Pipelines - 0.91%
NextEra Energy Capital Holdings Inc				TransCanada PipeLines Ltd
6.35%, 10/01/2066(c)	$4,000	$4,050		6.35%, 05/15/2067(c)	$32,968	$33,833
6.65%, 06/15/2067(c)	3,000	3,037
7.30%, 09/01/2067(c)	37,255	39,211
PPL Capital Funding Inc				Sovereign - 0.25%
6.70%, 03/30/2067(c)	22,325	21,990		Svensk Exportkredit AB
				6.38%, 10/29/2049(a)	10,000	9,510
		$103,290

Insurance - 14.05%				Transportation - 0.60%
ACE Capital Trust II				BNSF Funding Trust I
9.70%, 04/01/2030	3,690	4,943		6.61%, 12/15/2055(c)	21,460	22,238
Aegon NV
2.15%, 07/29/2049(c)	11,330	6,118
				TOTAL BONDS		$1,648,186

Allstate 6.13%, Corp/The 05/15/2037(c)	16,259	15,914			Maturity
6.50%, 05/15/2057	12,505	12,255		REPURCHASE AGREEMENTS - 5.26%	Amount (000's)	Value (000	's)
AXA SA				Banks - 5.26%
6.38%, 12/29/2049(a),(c)	41,868	33,494		Investment in Joint Trading Account; Credit	$62,250	$62,250
6.46%, 12/31/2049(a),(c)	1,700	1,360		Suisse Repurchase Agreement; 0.15%
8.60%, 12/15/2030	6,900	7,380		dated 02/29/12 maturing 03/01/12
Catlin Insurance Co Ltd				(collateralized by US Government
7.25%, 12/31/2049(a)	67,475	60,390		Securities; $63,494,686; 0.13% - 1.75%;
Dai-ichi Life Insurance Co Ltd/The				dated 12/31/13 - 10/31/15)
7.25%, 12/31/2049(a)	14,750	15,290		Investment in Joint Trading Account; Deutsche	70,698	70,698
Everest Reinsurance Holdings Inc				Bank Repurchase Agreement; 0.18% dated
6.60%, 05/15/2037(c)	28,720	27,033		02/29/12 maturing 03/01/12 (collateralized
Great-West Life & Annuity Insurance Capital				by US Government Securities;
LP				$72,111,821; 0.00% - 8.20%; dated
6.63%, 11/15/2034(a)	4,000	3,773		03/01/12 - 07/15/32)
Great-West Life & Annuity Insurance Capital				Investment in Joint Trading Account; JP	22,232	22,232
LP II				Morgan Repurchase Agreement; 0.12%
7.15%, 05/16/2046(a),(c)	8,750	8,684		dated 02/29/12 maturing 03/01/12
ING Capital Funding Trust III				(collateralized by US Government
4.18%, 12/31/2049(c)	7,000	5,880		Securities; $22,676,674; 0.00% - 7.00%;
Liberty Mutual Group Inc				dated 10/15/12 - 01/15/30)
7.00%, 03/15/2037(a),(c)	2,700	2,363		Investment in Joint Trading Account; Merrill	40,912	40,911
7.80%, 03/15/2037(a)	10,888	10,616		Lynch Repurchase Agreement; 0.14%
Liberty Mutual Insurance Co				dated 02/29/12 maturing 03/01/12
7.70%, 10/15/2097(a)	37,400	35,180		(collateralized by US Government
Lincoln National Corp				Securities; $41,729,886; 0.00% - 0.88%;
6.05%, 04/20/2067(c)	2,520	2,312		dated 02/07/13 - 01/31/17)
7.00%, 05/17/2066(c)	12,775	12,200				$196,091
Metlife Capital Trust IV				TOTAL REPURCHASE AGREEMENTS		$196,091
7.88%, 12/15/2037(a)	19,200	21,120		Total Investments		$3,693,686
MetLife Capital Trust X				Other Assets in Excess of Liabilities, Net - 0.95%		$35,448
9.25%, 04/08/2038(a)	13,335	16,402
				TOTAL NET ASSETS - 100.00%		$3,729,134
MMI Capital Trust I
7.63%, 12/15/2027	1,073	1,154
Nationwide Financial Services Inc				(a)	Security exempt from registration under Rule 144A of the Securities Act of
6.75%, 05/15/2037	68,095	61,966		1933. These securities may be resold in transactions exempt from
Progressive Corp/The				registration, normally to qualified institutional buyers. Unless otherwise
6.70%, 06/15/2037	5,550	5,828		indicated, these securities are not considered illiquid. At the end of the
Prudential PLC				period, the value of these securities totaled $771,939 or 20.70% of net
6.50%, 06/29/2049	25,150	23,390		assets.
7.75%, 12/16/2049	4,800	4,896		(b) Non-Income Producing Security
11.75%, 12/29/2049(c)	3,200	3,697		(c)	Variable Rate. Rate shown is in effect at February 29, 2012.
QBE Capital Funding II LP				(d) Security is Illiquid
6.80%, 06/29/2049(a),(c)	6,900	6,008
QBE Capital Funding III Ltd
7.25%, 05/24/2041(a),(c)	57,136	52,040
Reinsurance Group of America Inc				Unrealized Appreciation (Depreciation)
6.75%, 12/15/2065(c)	19,750	18,082		The net federal income tax unrealized appreciation (depreciation) and federal tax
USF&G Capital III				cost of investments held as of the period end were as follows:
8.31%, 07/01/2046(a)	2,000	2,405
XL Group PLC				Unrealized Appreciation		$404,917
6.50%, 12/31/2049(c)	49,300	41,782		Unrealized Depreciation		(70,374)
		$523,955		Net Unrealized Appreciation (Depreciation)		$334,543
				Cost for federal income tax purposes		$3,352,670

				All dollar amounts are shown in thousands (000's)

See accompanying notes.

Schedule of Investments
Preferred Securities Fund
February 29, 2012 (unaudited)

Portfolio Summary (unaudited)
Sector	Percent
Financial	85 .43%
Utilities	6 .50%
Communications	4 .47%
Energy	1 .00%
Government	0 .99%
Industrial	0 .60%
Exchange Traded Funds	0 .06%
Other Assets in Excess of Liabilities, Net	0 .95%
TOTAL NET ASSETS	100.00%

See accompanying notes.

     Schedule of Investments Small-MidCap Dividend Income Fund February 29, 2012 (unaudited)

COMMON STOCKS - 94.57%	Shares Held	Value	(000	's)	COMMON STOCKS (continued)	Shares Held	Value	(000	's)

Automobile Manufacturers - 1.34%					Healthcare - Products (continued)
New Flyer Industries Inc	425,339		$3,465		Teleflex Inc	26,992		$1,600
								$2,698

Automobile Parts & Equipment - 1.72%					Healthcare - Services - 1.29%
Autoliv Inc	66,992		4,462		CML HealthCare Inc	314,905		3,342

Banks - 7.88%					Housewares - 0.68%
City Holding Co	62,791		2,152		Newell Rubbermaid Inc	96,194		1,760
Community Trust Bancorp Inc	109,898		3,389
First Financial Bancorp	70,543		1,155
FirstMerit Corp	168,524		2,705		Insurance - 6.87%
FNB Corp/PA	280,001		3,301		Fidelity National Financial Inc	159,774		2,758
Sterling Bancorp/NY	243,960		2,171		HCC Insurance Holdings Inc	103,633		3,165
Trustco Bank Corp NY	435,087		2,332		OneBeacon Insurance Group Ltd	167,377		2,552
Washington Trust Bancorp Inc	136,166		3,201		PartnerRe Ltd	54,164		3,436
			$20,406		Protective Life Corp	73,931		2,053
					United Fire Group Inc	28,188		566
Chemicals - 6.04%					Validus Holdings Ltd	106,681		3,253
Canexus Corp	574,497		4,645					$17,783
Huntsman Corp	266,432		3,639
RPM International Inc	169,606		4,049		Investment Companies - 1.04%
Sensient Technologies Corp	89,557		3,313		Ares Capital Corp	160,870		2,682
			$15,646
					Machinery - Diversified - 3.11%
Coal - 0.61%					Applied Industrial Technologies Inc	79,728		3,203
Alliance Resource Partners LP	22,034		1,581		IDEX Corp	115,700		4,836
								$8,039
Commercial Services - 1.92%
Landauer Inc	43,460		2,331		Media - 1.69%
McGrath Rentcorp	83,478		2,651		Sinclair Broadcast Group Inc	383,403		4,378
			$4,982
					Miscellaneous Manufacturing - 1.29%
Consumer Products - 1.05%					Barnes Group Inc	59,558		1,650
Tupperware Brands Corp	43,291		2,714		Crane Co	34,675		1,684
								$3,334
Electric - 3.78%
Alliant Energy Corp	46,200		1,970		Oil & Gas - 5.29%
Great Plains Energy Inc	86,639		1,714		HollyFrontier Corp	100,587		3,282
Integrys Energy Group Inc	28,489		1,482		Pengrowth Energy Corp	236,387		2,411
Pepco Holdings Inc	128,663		2,501		Suburban Propane Partners LP	54,648		2,413
SCANA Corp	47,223		2,125		Vermilion Energy Inc	75,400		3,707
			$9,792		Zargon Oil & Gas Ltd	126,820		1,894
								$13,707
Electrical Components & Equipment - 3.27%
Hubbell Inc	52,001		3,912		Packaging & Containers - 1.04%
Molex Inc	168,121		4,556		Packaging Corp of America	91,230		2,704
			$8,468
					Pipelines - 1.97%
Electronics - 2.37%					Atlas Pipeline Partners LP	106,993		3,954
Garmin Ltd	95,123		4,489
Gentex Corp	69,623		1,646		ONEOK Inc	14,016		1,158
			$6,135					$5,112
					Private Equity - 1.48%
Food - 1.77%					Hercules Technology Growth Capital Inc	371,979		3,839
B&G Foods Inc	197,044		4,587

					REITS - 12.42%
Forest Products & Paper - 1.21%					Agree Realty Corp	117,898		2,829
Kimberly-Clark de Mexico SAB de CV ADR	112,787		3,129		American Capital Agency Corp	131,300		4,032
					CapLease Inc	444,841		1,793
Gas - 2.58%					Capstead Mortgage Corp	366,003		4,868
Just Energy Group Inc	309,186		3,997		Colony Financial Inc	167,420		2,793
Vectren Corp	91,680		2,679		Digital Realty Trust Inc	75,322		5,461
			$6,676		EastGroup Properties Inc	24,684		1,189
					Hatteras Financial Corp	121,977		3,474
Hand & Machine Tools - 2.84%					Medical Properties Trust Inc	258,243		2,510
Lincoln Electric Holdings Inc	60,629		2,801		Omega Healthcare Investors Inc	158,254		3,224
Snap-on Inc	74,303		4,542					$32,173
			$7,343
					Retail - 1.38%
Healthcare - Products - 1.04%					Guess? Inc	103,086		3,572
Meridian Bioscience Inc	60,945		1,098

See accompanying notes.

     Schedule of Investments Small-MidCap Dividend Income Fund February 29, 2012 (unaudited)

	COMMON STOCKS (continued)	Shares Held	Value (000	's)

	Savings & Loans - 0.90%
	Capitol Federal Financial Inc	198,809	$2,324		Unrealized Appreciation (Depreciation)
					The net federal income tax unrealized appreciation (depreciation) and federal tax
					cost of investments held as of the period end were as follows:
	Semiconductors - 4.91%
	Maxim Integrated Products Inc	200,328	5,587		Unrealized Appreciation	$20,904
	Microchip Technology Inc	140,535	5,069		Unrealized Depreciation	(6,428)
	MKS Instruments Inc	68,594	2,055		Net Unrealized Appreciation (Depreciation)	$14,476
			$12,711		Cost for federal income tax purposes	$244,339
	Software - 0.84%
	Computer Programs & Systems Inc	35,692	2,171		All dollar amounts are shown in thousands (000's)

					Portfolio Summary (unaudited)
	Telecommunications - 3.64%				Sector	Percent
	Consolidated Communications Holdings Inc	187,758	3,562		Financial	35 .97%
	Harris Corp	108,646	4,740		Industrial	17 .38%
	Windstream Corp	92,793	1,121		Energy	7 .87%
			$9,423		Basic Materials	7 .25%
	Toys, Games & Hobbies - 1.85%				Consumer, Non-cyclical	7 .07%
	Hasbro Inc	135,460	4,784		Consumer, Cyclical	6 .97%
					Utilities	6 .36%
					Technology	5 .75%
	Transportation - 1.03%				Communications	5 .33%
	Alexander & Baldwin Inc	57,477	2,668		Other Assets in Excess of Liabilities, Net	0 .05%
					TOTAL NET ASSETS	100.00%
	Trucking & Leasing - 2.43%
	Fly Leasing Ltd ADR	185,789	2,389
	TAL International Group Inc	108,581	3,913
			$6,302
	TOTAL COMMON STOCKS		$244,892
	CONVERTIBLE PREFERRED STOCKS - 2.20%
		Shares Held	Value (000	's)

REITS	- 2.20%
	Alexandria Real Estate Equities Inc	59,423	1,544
	CommonWealth REIT 6.50%; Series D	91,436	1,999
	Entertainment Properties 9.00%; Series E	75,617	2,134
			$5,677
	TOTAL CONVERTIBLE PREFERRED STOCKS		$5,677
		Maturity
	REPURCHASE AGREEMENTS - 3.18%	Amount (000's)	Value (000	's)

Banks	- 3.18%
	Investment in Joint Trading Account; Credit	$2,618	$2,618
	Suisse Repurchase Agreement; 0.15%
	dated 02/29/12 maturing 03/01/12
	(collateralized by US Government
	Securities; $2,670,025; 0.13% - 1.75%;
	dated 12/31/13 - 10/31/15)
	Investment in Joint Trading Account; Deutsche	2,973	2,973
	Bank Repurchase Agreement; 0.18% dated
	02/29/12 maturing 03/01/12 (collateralized
	by US Government Securities; $3,032,386;
	0.00% - 8.20%; dated 03/01/12 - 07/15/32)
	Investment in Joint Trading Account; JP	935	935
	Morgan Repurchase Agreement; 0.12%
	dated 02/29/12 maturing 03/01/12
	(collateralized by US Government
	Securities; $953,581; 0.00% - 7.00%; dated
	10/15/12 - 01/15/30)
	Investment in Joint Trading Account; Merrill	1,720	1,720
	Lynch Repurchase Agreement; 0.14%
	dated 02/29/12 maturing 03/01/12
	(collateralized by US Government
	Securities; $1,754,791; 0.00% - 0.88%;
	dated 02/07/13 - 01/31/17)
			$8,246
	TOTAL REPURCHASE AGREEMENTS		$8,246
	Total Investments		$258,815
	Other Assets in Excess of Liabilities, Net - 0.05%		$138
	TOTAL NET ASSETS - 100.00%		$258,953

See accompanying notes.

FINANCIAL HIGHLIGHTS
PRINCIPAL FUNDS, INC.
(unaudited)

Selected data for a share of Capital Stock outstanding throughout each year ended August 31 (except as noted):

		Net Asset	Net	Net Realized		Dividends Distributions		Total
		Value,	Investment and Unrealized Total From from Net				from	Dividends	Net Asset
		Beginning of Income Gain (Loss) on Investment Investment					Realized	and	Value, End
		Period	(Loss)(a)	Investments Operations		Income	Gains	Distributions of Period
BOND MARKET INDEX FUND
Class J shares
2012	(b)	$10 .86	$0.10	$0 .14	$0 .24	($0 .21)	$–	($0 .21)	$10.89
2011		10.65	0 .21	0 .16	0 .37	(0 .14)	(0.02)	(0 .16)	10 .86
2010	(g)	10.17	0 .08	0 .40	0 .48	–	–	–	10 .65
Institutional shares
2012	(b)	10.95	0 .13	0 .14	0 .27	(0 .27)	–	(0 .27)	10 .95
2011		10.71	0 .28	0 .17	0 .45	(0 .19)	(0.02)	(0 .21)	10 .95
2010	(i)	10.00	0 .18	0 .53	0 .71	–	–	–	10 .71
R-1 shares
2012	(b)	10.85	0 .08	0 .15	0 .23	(0 .19)	–	(0 .19)	10 .89
2011		10.65	0 .18	0 .17	0 .35	(0 .13)	(0.02)	(0 .15)	10 .85
2010	(i)	10.00	0 .12	0 .53	0 .65	–	–	–	10 .65
R-2 shares
2012	(b)	10.86	0 .09	0 .14	0 .23	(0 .20)	–	(0 .20)	10 .89
2011		10.66	0 .20	0 .17	0 .37	(0 .15)	(0.02)	(0 .17)	10 .86
2010	(i)	10.00	0 .13	0 .53	0 .66	–	–	–	10 .66
R-3 shares
2012	(b)	10.89	0 .10	0 .14	0 .24	(0 .22)	–	(0 .22)	10 .91
2011		10.67	0 .22	0 .17	0 .39	(0 .15)	(0.02)	(0 .17)	10 .89
2010	(i)	10.00	0 .14	0 .53	0 .67	–	–	–	10 .67
R-4 shares
2012	(b)	10.90	0 .11	0 .14	0 .25	(0 .24)	–	(0 .24)	10 .91
2011		10.68	0 .24	0 .17	0 .41	(0 .17)	(0.02)	(0 .19)	10 .90
2010	(i)	10.00	0 .15	0 .53	0 .68	–	–	–	10 .68
R-5 shares
2012	(b)	10.92	0 .11	0 .15	0 .26	(0 .25)	–	(0 .25)	10 .93
2011		10.69	0 .25	0 .17	0 .42	(0 .17)	(0.02)	(0 .19)	10 .92
2010	(i)	10.00	0 .16	0 .53	0 .69	–	–	–	10 .69
DIVERSIFIED REAL ASSET FUND
Institutional shares
2012	(b)	11.87	0 .03	0 .33	0 .36	(0 .04)	(0.28)	(0 .32)	11 .91
2011		10.14	0 .15	1 .64	1 .79	(0 .04)	(0.02)	(0 .06)	11 .87
2010	(g)	10.00	0 .05	0 .11	0 .16	(0 .02)	–	(0 .02)	10 .14

See accompanying notes.

					FINANCIAL HIGHLIGHTS (Continued)
					PRINCIPAL FUNDS, INC.
					(unaudited)

							Ratio of Net
		Net Assets, End of	Ratio of Expenses		Ratio of Gross		Investment Income
		Period (in	to Average Net		Expenses to Average		to Average Net		Portfolio
Total Return		thousands)	Assets		Net Assets		Assets		Turnover Rate

2 .21%(c),(d)		$31,845	0.88	%(e)	1 .05%(e),(f)		1 .76	%(e)	101 .8	%(e)
3.56	(d)	30,271	0.87		1 .01	(f)	2 .00		84 .6
4.72 (c)	,(d)	29,318	1.29	(e)	1 .37 (e)	,(f)	1 .57	(e)	216 .8	(e)

2.51	(c)	1,286,550	0.26	(e)	0 .26 (e)	,(h)	2 .37	(e)	101 .8	(e)
4.30		965,143	0.27		0 .27	(h)	2 .60		84 .6
7.10	(c)	530,223	0.26	(e)	0 .26 (e)	,(h)	2 .54	(e)	216 .8	(e)

2.13	(c)	2,249	1.14	(e)	1 .14 (e)	,(h)	1 .49	(e)	101 .8	(e)
3.31		1,538	1.14		1 .14	(h)	1 .73		84 .6
6.50	(c)	2,133	1.15	(e)	1 .16 (e)	,(h)	1 .70	(e)	216 .8	(e)

2.14	(c)	4,173	1.01	(e)	1 .01 (e)	,(h)	1 .63	(e)	101 .8	(e)
3.50		3,469	1.01		1 .01	(h)	1 .86		84 .6
6.60	(c)	3,814	1.02	(e)	1 .02 (e)	,(h)	1 .83	(e)	216 .8	(e)

2.25	(c)	7,147	0.83	(e)	0 .83 (e)	,(h)	1 .81	(e)	101 .8	(e)
3.74		5,716	0.83		0 .83	(h)	2 .04		84 .6
6.70	(c)	5,206	0.84	(e)	0 .84 (e)	,(h)	2 .01	(e)	216 .8	(e)

2.35	(c)	7,836	0.64	(e)	0 .64 (e)	,(h)	1 .99	(e)	101 .8	(e)
3.90		5,894	0.64		0 .64	(h)	2 .23		84 .6
6.80	(c)	2,675	0.65	(e)	0 .65 (e)	,(h)	2 .20	(e)	216 .8	(e)

2.43	(c)	15,426	0.52	(e)	0 .52 (e)	,(h)	2 .11	(e)	101 .8	(e)
4.05		11,004	0.52		0 .52	(h)	2 .35		84 .6
6.90	(c)	9,296	0.53	(e)	0 .52 (e)	,(h)	2 .34	(e)	216 .8	(e)

3.24	(c)	768,049	0.86	(e)	0 .86 (e)	,(h)	0 .52	(e)	165 .6	(e)
17.74		553,852	0.87		0 .87	(h)	1 .31		59 .7
1.57	(c)	173,814	0.90	(e)	0 .90 (e)	,(h)	1 .16	(e)	38 .1	(e)

(a)	Calculated based on average shares outstanding during the period.
(b)	Six months ended February 29, 2012.
(c)	Total return amounts have not been annualized.
(d)	Total return is calculated without the contingent deferred sales charge.
(e)	Computed on an annualized basis.
(f)	Excludes expense reimbursement from Manager and/or Distributor.
(g)	Period from March 16, 2010, date operations commenced, through August 31, 2010.
(h)	Excludes expense reimbursement from Manager.
(i)	Period from December 30, 2009, date operations commenced, through August 31, 2010.

See accompanying notes.

FINANCIAL HIGHLIGHTS
PRINCIPAL FUNDS, INC.
(unaudited)

Selected data for a share of Capital Stock outstanding throughout each year ended August 31 (except as noted):

		Net Asset	Net	Net Realized		Dividends Distributions		Total
		Value,	Investment and Unrealized Total From from Net				from	Dividends	Net Asset
		Beginning of	Income	Gain (Loss) on Investment Investment Realized				and	Value, End
		Period	(Loss)(a)	Investments Operations		Income	Gains	Distributions of Period
GLOBAL MULTI-STRATEGY FUND
Institutional shares
2012	(b)	$10 .00	($0 .03)	$0 .28	$0 .25	$–	$–	$–	$10.25
INTERNATIONAL EQUITY INDEX FUND
Institutional shares
2012	(g)	9.80	0 .10	0 .21	0 .31	(0 .23)	(0.01)	(0 .24)	9 .87
2011		9.10	0 .28	0 .60	0 .88	(0 .17)	(0.01)	(0 .18)	9 .80
2010	(h)	10.00	0 .17	(1 .07)	(0 .90)	–	–	–	9.10
R-1 shares
2012	(g)	9.66	0 .06	0 .21	0 .27	(0 .18)	(0.01)	(0 .19)	9 .74
2011		9.05	0 .19	0 .60	0 .79	(0 .17)	(0.01)	(0 .18)	9 .66
2010	(h)	10.00	0 .12	(1 .07)	(0 .95)	–	–	–	9.05
R-2 shares
2012	(g)	9.70	0 .08	0 .21	0 .29	(0 .06)	(0.01)	(0 .07)	9 .92
2011		9.05	0 .20	0 .60	0 .80	(0 .14)	(0.01)	(0 .15)	9 .70
2010	(h)	10.00	0 .09	(1 .04)	(0 .95)	–	–	–	9.05
R-3 shares
2012	(g)	9.71	0 .07	0 .22	0 .29	(0 .20)	(0.01)	(0 .21)	9 .79
2011		9.07	0 .28	0 .54	0 .82	(0 .17)	(0.01)	(0 .18)	9 .71
2010	(h)	10.00	0 .10	(1 .03)	(0 .93)	–	–	–	9.07
R-4 shares
2012	(g)	9.76	0 .08	0 .21	0 .29	(0 .21)	(0.01)	(0 .22)	9 .83
2011		9.08	0 .27	0 .57	0 .84	(0 .15)	(0.01)	(0 .16)	9 .76
2010	(h)	10.00	0 .17	(1 .09)	(0 .92)	–	–	–	9.08
R-5 shares
2012	(g)	9.77	0 .09	0 .22	0 .31	(0 .22)	(0.01)	(0 .23)	9 .85
2011		9.08	0 .27	0 .59	0 .86	(0 .16)	(0.01)	(0 .17)	9 .77
2010	(h)	10.00	0 .09	(1 .01)	(0 .92)	–	–	–	9.08

See accompanying notes.

					FINANCIAL HIGHLIGHTS (Continued)
					PRINCIPAL FUNDS, INC.
					(unaudited)

Ratio of Expenses to
Average Net Assets
(Excluding
					Dividends and			Ratio of Net
		Net Assets, End of	Ratio of Expenses		Interest Expense on	Ratio of Gross		Investment Income
		Period (in	to Average Net		Shorts and Short	Expenses to Average		to Average Net		Portfolio
Total Return		thousands)	Assets		Sale Fees)	Net Assets		Assets		Turnover Rate

2.50%	(c)	$338,065	2.28%	(d)	1 .65%(d),(e)	2 .32%(d),(f)		(0 .78)%	(d)	166 .8%	(d)

3 .51	(c)	628,036	0.35	(d)	–	0 .35 (d)	,(f)	2 .10	(d)	41 .5	(d)
9 .59		534,403	0.37		–	0 .38	(f)	2 .69		31.4
(9 .00	) (c)	343,101	0.35	(d)	–	0 .38 (d)	,(f)	2 .74	(d)	48 .3	(d)

3 .03	(c)	59	1.22	(d)	–	1 .22 (d)	,(f)	1 .22	(d)	41 .5	(d)
8 .64		22	1.26		–	1 .26	(f)	1 .85		31.4
(9 .50	) (c)	9	1.23	(d)	–	3 .25 (d)	,(f)	1 .92	(d)	48 .3	(d)

3 .05	(c)	128	1.09	(d)	–	1 .09 (d)	,(f)	1 .69	(d)	41 .5	(d)
8 .79		61	1.13		–	1 .13	(f)	1 .87		31.4
(9 .50	) (c)	47	1.10	(d)	–	1 .90 (d)	,(f)	1 .43	(d)	48 .3	(d)

3 .19	(c)	1,629	0.91	(d)	–	0 .91 (d)	,(f)	1 .58	(d)	41 .5	(d)
8 .90		1,068	0.95		–	0 .95	(f)	2 .68		31.4
(9 .30	) (c)	55	0.92	(d)	–	1 .76 (d)	,(f)	1 .54	(d)	48 .3	(d)

3 .28	(c)	5,938	0.72	(d)	–	0 .72 (d)	,(f)	1 .67	(d)	41 .5	(d)
9 .15		4,078	0.76		–	0 .76	(f)	2 .53		31.4
(9 .20	) (c)	1,089	0.73	(d)	–	0 .77 (d)	,(f)	2 .78	(d)	48 .3	(d)

3 .40	(c)	6,609	0.60	(d)	–	0 .60 (d)	,(f)	1 .87	(d)	41 .5	(d)
9 .33		4,069	0.64		–	0 .64	(f)	2 .53		31.4
(9 .20	) (c)	1,652	0.61	(d)	–	0 .66 (d)	,(f)	1 .48	(d)	48 .3	(d)

(a)	Calculated based on average shares outstanding during the period.
(b)	Period from October 24, 2011, date operations commenced, through February 29, 2012.
(c)	Total return amounts have not been annualized.
(d)	Computed on an annualized basis.
(e)	Excludes dividends and interest expense on short sales and short sale fees. See "Operating Policies" in notes to financial statements.
(f)	Excludes expense reimbursement from Manager.
(g)	Six months ended February 29, 2012.
(h)	Period from December 30, 2009, date operations commenced, through August 31, 2010.

See accompanying notes.

FINANCIAL HIGHLIGHTS
PRINCIPAL FUNDS, INC.
(unaudited)

Selected data for a share of Capital Stock outstanding throughout each year ended August 31 (except as noted):
		Net Asset	Net	Net Realized		Dividends Distributions		Total
		Value,	Investment and Unrealized Total From from Net				from	Dividends	Net Asset
		Beginning	Income	Gain (Loss) on Investment Investment			Realized	and	Value, End
		of Period (Loss)(a)		Investments Operations		Income	Gains	Distributions of Period
PREFERRED SECURITIES FUND
Class J shares
2012	(b)	$9 .65	$0.28	$0 .18	$0 .46	($0 .29)	($0 .03)	($0 .32)	$9 .79
2011		9.70	0 .55	0 .01	0 .56	(0 .55)	(0 .06)	(0 .61)	9.65
2010	(g)	8.74	0 .47	0 .97	1 .44	(0 .48)	–	(0 .48)	9.70
2009	(h)	6.59	0 .55	2 .15	2 .70	(0 .55)	–	(0 .55)	8.74
2008	(h)	9.97	0 .53	(3 .39)	(2 .86)	(0 .52)	–	(0 .52)	6.59
2007	(h)	10 .62	0 .53	(0 .63)	(0 .10)	(0 .55)	–	(0 .55)	9.97
Institutional shares
2012	(b)	9.78	0 .31	0 .18	0 .49	(0 .32)	(0 .03)	(0 .35)	9.92
2011		9.82	0 .62	0 .01	0 .63	(0 .61)	(0 .06)	(0 .67)	9.78
2010	(g)	8.84	0 .53	0 .99	1 .52	(0 .54)	–	(0 .54)	9.82
2009	(h)	6.66	0 .61	2 .17	2 .78	(0 .60)	–	(0 .60)	8.84
2008	(h)	10 .07	0 .60	(3 .43)	(2 .83)	(0 .58)	–	(0 .58)	6.66
2007	(h)	10 .73	0 .61	(0 .63)	(0 .02)	(0 .64)	–	(0 .64)	10 .07
R-1 shares
2012	(b)	9.75	0 .27	0 .18	0 .45	(0 .28)	(0 .03)	(0 .31)	9.89
2011		9.79	0 .53	0 .02	0 .55	(0 .53)	(0 .06)	(0 .59)	9.75
2010	(g)	8.82	0 .46	0 .98	1 .44	(0 .47)	–	(0 .47)	9.79
2009	(h)	6.65	0 .54	2 .17	2 .71	(0 .54)	–	(0 .54)	8.82
2008	(h)	10 .05	0 .52	(3 .42)	(2 .90)	(0 .50)	–	(0 .50)	6.65
2007	(h)	10 .70	0 .51	(0 .62)	(0 .11)	(0 .54)	–	(0 .54)	10 .05
R-2 shares
2012	(b)	9.71	0 .27	0 .18	0 .45	(0 .28)	(0 .03)	(0 .31)	9.85
2011		9.75	0 .54	0 .02	0 .56	(0 .54)	(0 .06)	(0 .60)	9.71
2010	(g)	8.79	0 .47	0 .97	1 .44	(0 .48)	–	(0 .48)	9.75
2009	(h)	6.62	0 .55	2 .17	2 .72	(0 .55)	–	(0 .55)	8.79
2008	(h)	10 .02	0 .53	(3 .41)	(2 .88)	(0 .52)	–	(0 .52)	6.62
2007	(h)	10 .67	0 .51	(0 .61)	(0 .10)	(0 .55)	–	(0 .55)	10 .02
R-3 shares
2012	(b)	9.73	0 .28	0 .18	0 .46	(0 .29)	(0 .03)	(0 .32)	9.87
2011		9.78	0 .56	0 .01	0 .57	(0 .56)	(0 .06)	(0 .62)	9.73
2010	(g)	8.81	0 .49	0 .98	1 .47	(0 .50)	–	(0 .50)	9.78
2009	(h)	6.63	0 .57	2 .17	2 .74	(0 .56)	–	(0 .56)	8.81
2008	(h)	10 .04	0 .55	(3 .43)	(2 .88)	(0 .53)	–	(0 .53)	6.63
2007	(h)	10 .69	0 .55	(0 .63)	(0 .08)	(0 .57)	–	(0 .57)	10 .04
R-4 shares
2012	(b)	9.72	0 .29	0 .18	0 .47	(0 .30)	(0 .03)	(0 .33)	9.86
2011		9.77	0 .59	–	0.59	(0 .58)	(0 .06)	(0 .64)	9.72
2010	(g)	8.80	0 .50	0 .98	1 .48	(0 .51)	–	(0 .51)	9.77
2009	(h)	6.63	0 .58	2 .17	2 .75	(0 .58)	–	(0 .58)	8.80
2008	(h)	10 .03	0 .57	(3 .42)	(2 .85)	(0 .55)	–	(0 .55)	6.63
2007	(h)	10 .70	0 .56	(0 .63)	(0 .07)	(0 .60)	–	(0 .60)	10 .03
R-5 shares
2012	(b)	9.75	0 .30	0 .18	0 .48	(0 .31)	(0 .03)	(0 .34)	9.89
2011		9.79	0 .60	0 .01	0 .61	(0 .59)	(0 .06)	(0 .65)	9.75
2010	(g)	8.81	0 .49	1 .01	1 .50	(0 .52)	–	(0 .52)	9.79
2009	(h)	6.64	0 .59	2 .17	2 .76	(0 .59)	–	(0 .59)	8.81
2008	(h)	10 .05	0 .58	(3 .43)	(2 .85)	(0 .56)	–	(0 .56)	6.64
2007	(h)	10 .71	0 .57	(0 .62)	(0 .05)	(0 .61)	–	(0 .61)	10 .05

See accompanying notes.

					FINANCIAL HIGHLIGHTS (Continued)
					PRINCIPAL FUNDS, INC.
					(unaudited)

							Ratio of Net
		Net Assets, End of	Ratio of Expenses		Ratio of Gross		Investment Income		Portfolio
		Period (in	to Average Net		Expenses to Average		to Average Net		Turnover
Total Return		thousands)	Assets		Net Assets		Assets		Rate

4.97%(c),(d)		$27,212	1.34	%(e)	1 .51%(e),(f)		5 .90	%(e)	13 .3	%(e)
5.80	(d)	28,544	1.33		1 .46	(f)	5 .57		16 .8
16.97 (c)	,(d)	27,450	1.45	(e)	1.51 (e)	,(f)	6.19	(e)	23 .4	(e)
43.45	(d)	22,511	1.50		1 .55	(f)	7 .73		26 .2
(29 .84	) (d)	16,099	1.46		–		5 .94		18 .7
(1 .03	) (d)	25,471	1.51		–		5 .05		33 .9

5.21	(c)	1,564,869	0.75	(e)	0.75 (e)	,(i)	6.47	(e)	13 .3	(e)
6.43		1,519,392	0.76		0 .76	(i)	6 .16		16 .8
17.67	(c)	1,292,939	0.75	(e)	–		6.89	(e)	23 .4	(e)
44.52		1,279,494	0.74		–		8 .52		26 .2
(29 .34)		909,039	0.74		–		6 .70		18 .7
(0 .26)		712,347	0.75		–		5 .80		33 .9

4.79	(c)	1,445	1.60	(e)	–		5.65	(e)	13 .3	(e)
5.56		1,328	1.60		–		5 .28		16 .8
16.77	(c)	1,458	1.60	(e)	–		6.01	(e)	23 .4	(e)
43.25		1,272	1.61		–		7 .44		26 .2
(29 .92)		593	1.62		–		5 .83		18 .7
(1 .12)		545	1.63		–		4 .86		33 .9

4.88	(c)	766	1.47	(e)	–		5.74	(e)	13 .3	(e)
5.72		731	1.47		–		5 .39		16 .8
16.86	(c)	919	1.47	(e)	–		6.14	(e)	23 .4	(e)
43.60		1,054	1.48		–		7 .70		26 .2
(29 .91)		667	1.49		–		5 .96		18 .7
(0 .98)		681	1.49		–		5 .00		33 .9

4.96	(c)	4,206	1.29	(e)	–		5.95	(e)	13 .3	(e)
5.80		3,704	1.29		–		5 .59		16 .8
17.09	(c)	1,962	1.29	(e)	–		6.37	(e)	23 .4	(e)
43.92		1,657	1.30		–		8 .16		26 .2
(29 .83)		1,518	1.31		–		6 .16		18 .7
(0 .78)		1,911	1.32		–		5 .23		33 .9

5.06	(c)	768	1.10	(e)	–		6.18	(e)	13 .3	(e)
5.99		923	1.10		–		5 .85		16 .8
17.29	(c)	2,130	1.10	(e)	–		6.55	(e)	23 .4	(e)
44.04		2,218	1.11		–		8 .18		26 .2
(29 .63)		1,710	1.12		–		6 .34		18 .7
(0 .77)		234	1.12		–		5 .37		33 .9

5.11	(c)	1,760	0.98	(e)	–		6.25	(e)	13 .3	(e)
6.23		1,528	0.98		–		5 .93		16 .8
17.46	(c)	656	0.98	(e)	–		6.31	(e)	23 .4	(e)
44.16		1,098	0.99		–		7 .93		26 .2
(29 .58)		492	1.00		–		6 .49		18 .7
(0 .54)		575	1.00		–		5 .45		33 .9

(a)	Calculated based on average shares outstanding during the period.
(b)	Six months ended February 29, 2012.
(c)	Total return amounts have not been annualized.
(d)	Total return is calculated without the contingent deferred sales charge.
(e)	Computed on an annualized basis.
(f)	Excludes expense reimbursement from Manager and/or Distributor.
(g)	Ten months ended August 31, 2010. Effective in 2010, the fund's fiscal year end was changed from October 31 to August 31.
(h)	For the period November 1 to October 31 in the year indicated.
(i)	Excludes expense reimbursement from Manager.

See accompanying notes.

FINANCIAL HIGHLIGHTS
PRINCIPAL FUNDS, INC.
(unaudited)
Selected data for a share of Capital Stock outstanding throughout each year ended August 31 (except as noted):

		Net Asset	Net	Net Realized		Dividends	Total
		Value,	Investment and Unrealized Total From			from Net	Dividends	Net Asset
		Beginning	Income	Gain (Loss) on Investment		Investment	and	Value, End
		of Period	(Loss)(a)	Investments	Operations	Income	Distributions	of Period	Total Return
SMALL-MIDCAP DIVIDEND INCOME FUND
Institutional shares
2012	(b)	$9 .30	$0 .20	$1 .16	$1 .36	($0 .23)	($0 .23)	$10 .43	15 .03	%(c)
2011	(e)	10 .00	0 .09	(0 .79)	(0 .70)	–	–	9.30	(7 .00	) (c)

See accompanying notes.

FINANCIAL HIGHLIGHTS (Continued)
PRINCIPAL FUNDS, INC.
(unaudited)

Ratio of Net
Net Assets, End			Investment Income
of Period (in	Ratio of Expenses to		to Average Net		Portfolio
thousands)	Average Net Assets		Assets		Turnover Rate

$246,584	0.83	%(d)	4.18	%(d)	25 .1	%(d)
212,818	0 .86	(d)	3 .79	(d)	43 .5	(d)

(a)	Calculated based on average shares outstanding during the period.
(b)	Six months ended February 29, 2012.
(c)	Total return amounts have not been annualized.
(d)	Computed on an annualized basis.
(e)	Period from June 6, 2011, date operations commenced, through August 31, 2011.

See accompanying notes.

SHAREHOLDER EXPENSE EXAMPLE
PRINCIPAL FUNDS,INC.
February 29, 2012 (unaudited)

As a shareholder of Principal Funds, Inc., you incur two types of costs: (1) transaction costs (for Class J shares only), including contingent deferred sales charges; and (2) ongoing costs, including management fees; distribution fees (for certain share classes); and other fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in Principal Funds, Inc. and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (March 1, 2011 to August 31, 2011), unless otherwise noted.

Actual Expenses

The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period. R-1, R-2, R-3, R-4, and R-5 classes of shares may be purchased only through retirement plans. Such plans may impose fees in addition to those charged by the Fund. These fees are not included in the table below. If they were, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount.

Hypothetical Example for Comparison Purposes

The second section of the table below provides information about hypothetical account values and hypothetical expenses based on each funds’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in Principal Funds, Inc. and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as contingent deferred sales charges, redemption fees or exchange fees. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

			Actual				Hypothetical
				Expenses Paid
		Beginning	Ending	During Period		Beginning	Ending
		Account	Account	September 1,		Account	Account	Expenses Paid
		Value	Value	2011 to		Value	Value	During Period	Annualized
		September 1,	February 29,	February 29,		September 1,	February 29,	September 1, 2011 to	Expense
		2011	2012	2012(a)		2011	2012	February 29, 2012(a)	Ratio
	Bond Market Index Fund
	Class J	1,000.00	1,022.15	4.42		1,000.00	1,020.49	4.42	0.88
	Institutional	1,000.00	1,025.09	1.31		1,000.00	1,023.57	1.31	0.26
R	-1	1,000.00	1,021.34	5.73		1,000.00	1,019.19	5.72	1.14
R	-2	1,000.00	1,021.42	5.08		1,000.00	1,019.84	5.07	1.01
R	-3	1,000.00	1,022.49	4.17		1,000.00	1,020.74	4.17	0.83
R	-4	1,000.00	1,023.50	3.22		1,000.00	1,021.68	3.22	0.64
R	-5	1,000.00	1,024.35	2.62		1,000.00	1,022.28	2.61	0.52

	Diversified Real Asset Fund
	Institutional	1,000.00	1,032.40	4.35		1,000.00	1,020.59	4.32	0.86

	Global Multi-Strategy Fund
	Institutional	1,000.00	1,025.00	8.07	(b)	1,000.00	1,013.53	11.41	2.28

	Global Multi-Strategy Fund
	(Excluding Dividends and Interest Expense
	on Shorts and Short Sale Fees)
	Institutional	1,000.00	1,025.00	5.89	(b)	1,000.00	1,011.76	5.87	1.65

	International Equity Index Fund
	Institutional	1,000.00	1,035.06	1.77		1,000.00	1,023.12	1.76	0.35
R	-1	1,000.00	1,030.32	6.16		1,000.00	1,018.80	6.12	1.22
R	-2	1,000.00	1,030.48	5.50		1,000.00	1,019.44	5.47	1.09
R	-3	1,000.00	1,031.93	4.60		1,000.00	1,020.34	4.57	0.91
R	-4	1,000.00	1,032.83	3.64		1,000.00	1,021.28	3.62	0.72
R	-5	1,000.00	1,034.05	3.03		1,000.00	1,021.88	3.02	0.60

		SHAREHOLDER EXPENSE EXAMPLE
PRINCIPAL FUNDS, INC.
February 29, 2012 (unaudited)

		Actual			Hypothetical
			Expenses Paid
	Beginning	Ending	During Period	Beginning	Ending
	Account	Account	September 1,	Account	Account	Expenses Paid
	Value	Value	2011 to	Value	Value	During Period	Annualized
	September 1,	February 29,	February 29,	September 1,	February 29,	September 1, 2011 to	Expense
	2011	2012	2012(a)	2011	2012	February 29, 2012(a)	Ratio
Preferred Securities Fund
Class J	1,000.00	1,049.70	6.83	1,000.00	1,018.20	6.72	1.34
Institutional	1,000.00	1,052.10	3.83	1,000.00	1,021.13	3.77	0.75
R-1	1,000.00	1,047.91	8.15	1,000.00	1,016.91	8.02	1.60
R-2	1,000.00	1,048.80	7.49	1,000.00	1,017.55	7.37	1.47
R-3	1,000.00	1,049.59	6.57	1,000.00	1,018.45	6.47	1.29
R-4	1,000.00	1,050.59	5.61	1,000.00	1,019.39	5.52	1.10
R-5	1,000.00	1,051.10	5.00	1,000.00	1,019.99	4.92	0.98

Small-MidCap Dividend Income Fund
Institutional	1,000.00	1,150.35	4.44	1,000.00	1,020.74	4.17	0.83

(a) Expenses are equal to a fund's annualized expense ratio multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period).

(b) Expenses are equal to a fund's annualized expense ratio multiplied by the average account value over the period (October 24, 2011 to February 29, 2012), multiplied by 128/366 (to reflect the period since inception).

FUND DIRECTORS AND OFFICERS

Under Maryland law, a Board of Directors oversees the Fund. The Directors have financial or other relevant experience and meet several times during the year to review contracts, Fund activities and the quality of services provided to the Fund. Each director also has the same position with Principal Variable Contracts Funds, Inc. which is also sponsored by Principal Life Insurance Company. Each director holds office for an indefinite term. Directors considered to be “interested persons” as defined in the Investment Company Act of 1940, as amended, as shown below are considered to be interested because of an affiliation with the Manager and Principal Life Insurance Company.

The following directors are considered not to be “interested persons” as defined in the 1940 Act

		Number of
		Portfolios in Fund
		Complex	Other
Name, Position Held with the Fund,	Principal Occupation(s)	Overseen by	Directorships
Address*, and Year of Birth	During past 5 years	Director	Held by Director**
Elizabeth Ballantine	Principal, EBA Associates	95	Durango Herald, Inc;
Director since 2004			McClatchy
Member, Nominating and Governance			Newspapers, Inc.
Committee
1948

Leroy T. Barnes, Jr.	Retired	95	McClatchy
Director since 2012			Newspapers, Inc.;
Member, Audit Committee			Herbalife Ltd.; Frontier
1951			Communications, Inc.;
			Longs Drug Stores

Kristianne Blake	President, Kristianne Gates Blake,	95	Avista Corporation;
Director since 2007	P.S.		Russell Investment
Member, Operations Committee			Company; Russell
1954			Investment Funds

Craig Damos	President, The Damos Company.	95	Hardin Construction
Director since 2008	Formerly, President and CEO, The		Company
Member, Operations Committee	Weitz Company
1954

Richard W. Gilbert	President, Gilbert Communications,	95	Calamos Asset
Director since 1985	Inc.		Management, Inc.
Member, Audit Committee
1940

Mark A. Grimmett	Executive Vice President and CFO,	95	None
Director since 2004	Merle Norman Cosmetics, Inc.
Member, Executive Committee
Member, Nominating and Governance
Committee
1960

Fritz S. Hirsch	CEO, MAM USA	95	Focus Products Group
Director since 2005	Formerly, President, Sassy, Inc.
Member, Audit Committee
1951

Tao Huang	Formerly, Chief Operating Officer,	95	Armstrong World
Director since 2012	Morningstar, Inc.		Industries, Inc.
Member, Operations Committee
1962

William C. Kimball	Partner, Kimball – Porter Investments	95	Casey’s General Stores,
Director since 1999	L.L.C.		Inc.
Member, Nominating and Governance
Committee
1947

		Number of
		Portfolios in Fund
		Complex	Other
Name, Position Held with the Fund,	Principal Occupation(s)	Overseen by	Directorships
Address*, and Year of Birth	During past 5 years	Director	Held by Director**
Barbara A. Lukavsky	President and CEO, Barbican	95	None
Director since 1987	Enterprises, Inc.
Member, Operations Committee
1940

Daniel Pavelich	Retired	95	Catalytic Inc.
Director since 2007
Member, Audit Committee
1944

The following directors are considered to be “interested persons” as defined in the 1940 Act, as amended, because of an affiliation with the Manager and Principal Life.

Number of
Portfolios in
		Fund	Other
Name, Position Held with		Complex	Directorships
the Fund, Address*,	Principal Occupation(s)	Overseen by	Held by
and Year of Birth	During past 5 years	Director	Director**
Ralph C. Eucher	Director, Columbus Circle Investors, Edge Asset Management	95	None
Director, Chairman	(“Edge”), Principal Management Corporation (the
Member, Executive	“Manager”), Principal Real Estate Investors (“PREI”),
Committee	Spectrum, Princor since 2011, Principal Shareholder Services
1952	(“PSS”) since 2011, and Principal Funds Distributor (“PFD”)
since 2011; Chairman, PFD since 2006, and PSS since 2007;
Acting Chairman, Princor since 2008; Senior Vice President,
Principal Life Insurance Company (“PLIC”).

Nora M. Everett	Chairman, Princor, PFD, and PSS since 2011, President and	95	None
Director, President and CEO	Director, the Manager since 2008; Director, Edge since 2008;
Member, Executive	Director, Princor, PFD, and PSS from 2008 to 2011; CEO,
Committee	Princor since 2009; Senior Vice President/Retirement &
1959	Investor Services, PLIC since 2008.

*Correspondence intended for each Director who is other than an Interested Director may be sent to 711 High Street, Des Moines, IA 50392.

**Directorships of any company registered pursuant to Section 12 of the Securities Exchange Act or subject to the requirements of Section 15(d) of the Securities Exchange Act or any other mutual fund.

The following table presents officers of the Funds.

Name, Position Held with the Fund,	Principal Occupation(s)
Address, and Year of Birth	During past 5 years
Michael J. Beer	Executive Vice President and Chief Operating Officer, the Manager; Executive
Executive Vice President	Vice President, PFD; President, Princor, PSS since 2007; Director, the Manager
711 High Street, Des Moines, IA 50392	since 2008, Princor, and PSS since 2007. Vice President – Mutual Funds and
1961	Broker Dealer, PLIC.

Randy L. Bergstrom	Counsel, Principal Global Investors, LLC (“PGI”) and PLIC.
Assistant Tax Counsel
711 High Street, Des Moines, IA 50392
1955

David J. Brown	Senior Vice President, the Manager, PFD, Princor, and PSS since 2007; Vice
Chief Compliance Officer	President/Compliance, PLIC.
711 High Street, Des Moines, IA 50392
1960

Name, Position Held with the Fund,	Principal Occupation(s)
Address, and Year of Birth	During past 5 years
Jill R. Brown	President, PFD since 2010; Director, PFD since 2007, the Manager and PSS since
Senior Vice President	2011; President and CFO, PFD , 2010; Senior Vice President and CFO, PFD 2006
1100 Investment Blvd, ste 200	to 2010; CFO, the Manager 2008 to 2010, PSS 2007 to 2010, Princor 2006 to
El Dorado Hills, CA 95762	2010; Senior Vice President, the Manager and Princor, since 2006, PSS since
1967	2007.

Teresa M. Button	Treasurer, Spectrum since 2011; Vice President and Treasurer, the Manager,
Treasurer	Princor, PSS, PFD, PGI, PREI and Edge; Vice President and Treasurer, PLIC.
711 High Street, Des Moines, IA 50392
1963

Cary Fuchs	Senior Vice President, PFD since 2011 and PSS since 2009; President, PFD 2007
Senior Vice President of Distribution	to 2010; Chief Operating Officer, PFD 2010 to 2011; Senior Vice
1100 Investment Blvd, ste 200	President/Mutual Fund Operations, PSS 2009 to 2011; Vice President/Mutual
El Dorado Hills, CA 95762	Fund Operations, PSS 2007-2009.
1957

Steve Gallaher	Assistant General Counsel, PFD, Princor, PSS, PLIC, and the Manager since
Assistant Counsel	2007	.
711 High Street, Des Moines, IA 50392
1955

Ernie H. Gillum	Vice President and Chief Compliance Officer, the Manager; Vice President,
Vice President, Assistant Secretary	Princor, and PSS since 2007.
711 High Street, Des Moines, IA 50392
1955

Patrick A. Kirchner	Assistant General Counsel, the Manager since 2008; Princor since 2008, and PGI
Assistant Counsel	since 2008 and PLIC. Prior thereto, Counsel, PGI, the Manager, and Princor.
711 High Street, Des Moines, IA 50392
1960

Carolyn F. Kolks	Counsel, PGI and PLIC.
Assistant Tax Counsel
711 High Street, Des Moines, IA 50392
1962

Jennifer A. Mills	Counsel, the Manager since 2009, PFD since 2009, Princor since 2009, PSS since
Assistant Counsel	2009, and PLIC. Prior thereto, Registered Product Development Consultant,
711 High Street, Des Moines, IA 50392	Princor.
1973

Layne A. Rasmussen	Vice President and Controller – Principal Funds, the Manager.
Vice President, Controller, and CFO
711 High Street, Des Moines, IA 50392
1958

Michael D. Roughton	Senior Vice President and Associate General Counsel, the Manager and Princor;
Counsel	Senior Vice President and Counsel, PFD and PSS; Vice President and Associate
711 High Street, Des Moines, IA 50392	General Counsel, PGI and PLIC.
1951

Adam U. Shaikh	Counsel, the Manager, PFD, Princor, PSS, and PLIC.
Assistant Counsel
711 High Street, Des Moines, IA 50392
1972

Name, Position Held with the Fund,	Principal Occupation(s)
Address, and Year of Birth	During past 5 years
Dan Westholm	Director, Treasury and the Manger since 2011, Princor 2008 to 2009, and PSS
Assistant Treasurer	since 2007; Director – Corporate Treasurer, PLIC.
711 High Street, Des Moines, IA 50392
1966

Beth Wilson	Vice President, the Manager since 2007 and Princor 2007 to 2009. Prior thereto,
Vice President and Secretary	Segment Business Manager, Pella Corporation.
711 High Street, Des Moines, IA 50392
1956

The Audit Committee selects the independent auditors for the Fund and oversees the activities of the independent auditors as well as the internal auditors. The committee also receives reports about accounting and financial matters affecting the Fund.

The Executive Committee is selected by the Board. It may exercise all the powers of the Board, with certain exceptions, when the Board is not in session. The Committee must report its actions to the Board.

The Nominating and Governance Committee selects and nominates all candidates who are not “interested persons” of the Fund for election to the Board. The committee also oversees the structure and efficiency of the Board of Directors and the committees the Board establishes, and the activities of the Funds’ Chief Compliance Officer.

The Operations Committee oversees the provision of administrative and distribution services to the Funds, communications with the Funds’ shareholders, and provides review and oversight of the Funds’ operations.

Additional information about the Fund is available in the Prospectuses dated December 30, 2011, and the Statement of Additional Information dated December 30, 2011. These documents may be obtained free of charge by writing or telephoning Principal Funds Distributor, Inc., P.O. Box 10423, Des Moines, IA 50306. Telephone 1-800-222-5852.

PROXY VOTING POLICIES

A description of the policies and procedures the Fund uses to determine how to vote proxies relating to portfolio securities and the results of the proxy votes for the most recent twelve months ended June 30 may be obtained free of charge by telephoning Principal Funds Distributor, Inc., at 1-800-222-5852, at the Principal Funds website at www.principal.com, or at www.sec.gov.

SCHEDULES OF INVESTMENTS

The Fund files complete schedules of investments with the Securities and Exchange Commission as of May 31 and November 30 of each year on Form N-Q. The Fund’s Form N-Q can be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C. or on the Commission’s website at www.sec.gov. Information on the operation of the Public Reference Room may be obtained by calling the Commission at 1-800-SEC-0330.

BOARD CONSIDERATION OF INVESTMENT ADVISORY CONTRACTS

During the period covered by this report, the Board of Directors of Principal Funds, Inc. (“PFI”) approved (1) the annual review and renewal of the Management Agreement and various subadvisory agreements for all Funds; (2) Subadvisory Agreements with AQR Capital Management, LLC (“AQR”)/CNH Partners, LLC (“CNH”), Cliffwater LLC (“Cliffwater”), Loomis, Sayles & Company, L.P. (“Loomis”) and Wellington Management Company, LLP (“Wellington”) and amended Subadvisory Agreements with Los Angeles Capital Management and Equity Research, Inc. (“LA Capital”), and Pacific Investment Management Company, LLC (“PIMCO”) related to the Global Multi-Strategy Fund; (3) an amended Subadvisory Agreement with Principal Real Estate Investors LLC (“PRIN”), a Subadvisory agreement with Brookfield Investment Management, Inc. (“BIM”) and Sub-subadvisory agreement between Brookfield and AMP Capital Brookfield (US) LLC (“AMP Capital” and together with BIM, “Brookfield”), and a Subadvisory agreement with Symphony Asset Management LLC (“Symphony”) related to the Diversified Real Asset Fund; and (4) an amended Management Agreement with Principal Management Corporation (the “Manager”) related to the addition of the Global Multi-Strategy Fund.

Annual Review and Renewal of Management Agreement and Subadvisory Agreements.

At its September 13, 2011 meeting, the Board performed its annual review and renewal process relating to the Management Agreement and the Subadvisory Agreements for all Funds.

Section 15(c) of the Investment Company Act of 1940 (the “1940 Act”) requires the Board, including a majority of the Directors who have no direct or indirect interest in the investment advisory agreements and who are not “interested persons” of PFI, as defined in the 1940 Act (the “Independent Directors”), annually to review and to consider the continuation of: (1) the Management Agreement between the Manager and PFI, on behalf of the five series of PFI evaluated at the September meeting (each series is referred to as a “Fund”) (2) the Subadvisory Agreements between the Manager and each of BlackRock Financial Management, Inc.; Credit Suisse Asset Management LLC; Edge Asset Management Inc. (“Edge”), Jennison Associates, LLC; Mellon Capital Management Corporation; PRIN; Principal Global Investors, LLC (“PGI”); Spectrum Asset Management, Inc. (“Spectrum”); and Tortoise Capital Advisors, LLC (collectively, the “Subadvisors”). The Management Agreement and the Subadvisory Agreements are collectively referred to as the “Advisory Agreements.” The Board, including the Independent Directors, considered the factors and reached the conclusions described below relating to the continuation of the Advisory Agreements. In evaluating the Advisory Agreements, the Board, including Independent Directors, reviewed a broad range of information requested for this purpose by the Independent Directors, including, among other information, information regarding performance, advisory fees, total expenses, profitability from the Advisory Agreements to the Manager and information about economies of scale. The Board reviewed the materials provided and concluded that it was provided all information reasonably necessary to evaluate the Advisory Agreements.

Nature, Extent and Quality of Services. The Board considered the nature, quality and extent of services provided under the Management Agreement, including administrative services. The Board considered the experience and skills of senior management leading fund operations, the experience and skills of the personnel performing the functions under the Management Agreement and the resources made available to such personnel, the ability of the Manager to attract and retain high-quality personnel, and the organizational depth and stability of the Manager. The Board concluded that appropriate resources were provided under the Management Agreement. The Board also considered that, during the periods reviewed, the Manager had delegated day-to-day portfolio management responsibility to the Subadvisors, and they considered the due diligence program developed by the Manager for identifying, recommending, monitoring and replacing Subadvisors. The Board concluded that this due diligence process was working well. The Board also considered the compliance program established by the Manager and the level of compliance attained by the Funds. The Board noted that they had previously reviewed the annual best execution and soft dollar reports and found no issues that needed to be considered in connection with the renewal of the Advisory Agreements.

The Board considered the nature, quality and extent of services provided under each Subadvisory Agreement. The Board considered the reputation, qualifications and background of the Subadvisor, investment approach of the Subadvisor, the experience and skills of investment personnel responsible for the day-to-day management of each Fund, and the resources made available to such personnel. The Board also considered the Subadvisors’ compliance with investment policies and general legal compliance. In addition, the Board considered the analysis provided under the Manager’s due-diligence program, which resulted in the Manager recommending that each Subadvisory Agreement be continued.

Investment Performance. The Board reviewed each Fund’s investment performance over longer-term periods (both for a blended three- and five-year period and for a three-year period), and compared those returns to various agreed-upon performance measures, including peer group data based upon a broad-based, industry category determined by Morningstar. For Funds or Subadvisors that did not have a three-year or five-year history, the Board reviewed performance for a one-year or three-year period, as applicable. The Board also considered whether investment results were consistent with a Fund’s investment objective(s) and policies. For most Funds, the Board concluded that the Fund’s investment returns met or exceeded acceptable levels of investment performance. The Board concluded that the Manager has in place an effective due diligence process to monitor investment performance, to encourage remedial action and to make changes in the Subadvisor at the appropriate time, if necessary.

As to each Fund, the Manager advised the Board that the investment services delivered by each Subadvisor to the Fund were reasonable, the Subadvisor’s longer-term track record justified continuing the contract with more in-depth monitoring or sufficient remedial steps had been taken by the Subadvisor that it justified continuing the contract with more in-depth monitoring. Based upon all relevant factors, the Board concluded that either: (i) the investment performance of each Subadvisor either met or exceeded acceptable levels of investment performance; or (ii) although the Fund experienced underperformance from the subject Subadvisor, based upon that Fund’s particular circumstances, it was in the best interests of the Fund to continue to closely monitor performance and to renew the Subadvisory Agreement. In each case involving underperformance, the Board concluded that the Manager was providing effective monitoring.

Investment Management Fees. The Board considered each Fund’s management fees. The Board received information, based on data supplied by Lipper, comparing each Fund’s contractual management fee (at current asset levels and at theoretical asset levels), actual (after fee waivers) management fee (at current asset levels), actual non-management fees (at current asset levels) and actual total expense ratio (at current asset levels for Class A shares) to advisory fees and expense ratios of mutual funds in a narrow peer group independently selected by Lipper (“Expense Group”) and a broad-based, industry category defined by Lipper (“Expense Universe”). For Funds that did not offer Class A shares or if Class A shares represented less than 5% of the Fund’s total assets, the information provided was based upon Class I shares.

In evaluating the management fees, the Board considered a variety of factors, including the amount of the fees, breakpoints, comparison to fees of peer group funds and to other funds managed by the Manager, subadvisory fees paid, services provided, investment performance, total net expense ratios, profitability and expense caps and fee waivers. For most Funds, actual management fees and net expense ratios were within the third quartile or better when compared to their Expense Group. For some Funds, although actual management fees were higher than the third quartile, total net expense ratios were within the third quartile or better. The Board considered specific factors relevant to its review of certain Funds with both actual management fees and total net expenses higher than the third quartile as compared to their Expense Group. The Board considered that some Funds have different management fees from certain other comparable funds managed by the Manager and noted the reasons cited by the Manager for the differing fees.

With respect to the Board’s review of the expense caps in place with respect to certain Funds, the Board considered the Manager’s proposals to extend the expense caps in place for most of such Funds for an additional year, to raise the expense cap levels for one Fund and to let expense caps for certain other Funds expire, based upon the individual circumstances of these Funds.

Considering all factors it deemed relevant, the Board concluded that the management fee schedule for each Fund was reasonable and appropriate in light of the nature and quality of services provided by the Manager and other relevant factors.

Profitability. The Board reviewed detailed information regarding revenues the Manager receives under the Management Agreement, as well as the estimated direct and indirect costs the Manager incurs in providing to each Fund the services described in the Management Agreement, for the year ended December 31, 2010. The Board also considered the returns on revenue generated in connection with the payment of subadvisory fees to affiliated Subadvisors (PGI, PRIN, Edge and Spectrum). The Board concluded that the management fee for each Fund was reasonable, taking into account the profitability percentages the Manager provided.

Economies of Scale. The Board considered whether there are economies of scale with respect to the management of each Fund and whether the Funds benefit from any such economies of scale through breakpoints in fees. The Board reviewed the levels at which breakpoints occur and the amount of the reductions. The Board considered whether the effective management fee rate for each Fund under the Management Agreement is reasonable in relation to the asset size of such Fund. The Board concluded that the fee schedule for each Fund reflects an appropriate level of sharing of any economies of scale.

The Board noted that the management fees for the International Equity Index Fund series and Bond Market Index Fund series of PFI do not include breakpoints. Although their management fee schedules do not contain breakpoints, the Board noted that each of these Funds has a relatively low basis point fee for all Fund assets.

Subadvisory Fees, Economies of Scale and Profitability. For each Fund the Board considered the subadvisory fees, noting that the Manager compensates each Subadvisor from its own management fee, so that shareholders pay only the management fee. The Board also received industry data supplied by Lipper. The Board considered whether there are economies of scale with respect to the subadvisory services provided to each Fund and, if so, whether the subadvisory fees reflect such economies of scale through breakpoints in fees. In addition, in evaluating the subadvisory fees and the factor of profitability, with respect to unaffiliated Subadvisors, the Board considered that the subadvisory fee rate was negotiated at arm’s-length between the Manager and each Subadvisor. The Board considered the profitability of the affiliated Subadvisors in conjunction with their review of the profitability of the Manager.

Other Benefits to the Manager and Subadvisors. The Board also considered the character and amount of other incidental benefits received by the Manager and its affiliates and each Subadvisor from their relationships with the Funds. The Board also considered as a part of this analysis each Subadvisor’s soft dollar practices and brokerage practices. The Board concluded that management and subadvisory fees for each Fund were reasonable in light of these benefits.

Overall Conclusions. Based upon all of the information it considered and the conclusions it reached, the Board determined unanimously that the terms of each Advisory Agreement continue to be fair and reasonable and that the continuation of each Advisory Agreement, with the actions proposed by the Manager, is in the best interests of each Fund.

Advisory Agreements for Global Multi-Strategy Fund

On June 14, 2011, the Board met to approve the following agreements related to the newly formed Global Multi-Strategy Fund series (the “Fund”) (1) the Management Agreement and (2) subadvisory agreements (“Subadvisory Agreements”) between the Manager and each of AQR/CNH, Cliffwater, Loomis, LA Capital, PIMCO and Wellington, respectively (each a “Subadviser”). (The Management Agreement and the Subadvisory Agreements are together referred to as the “Advisory Agreements.”) The Board reviewed materials received from the Manager regarding itself and the Subadvisers. Based upon their review, the Board concluded that it was in the best interests of the Fund to approve the Advisory Agreements. In reaching this conclusion for the Fund, no single factor was determinative in the Board’s analysis.

With respect to the Management Agreement, the Board considered, among other factors, that the Manager has had a long-term relationship with PFI Funds and has demonstrated a commitment to support the PFI Funds. The Board concluded that a long-term relationship with a capable, conscientious adviser is in the best interests of the Fund. The Board considered the following factors, and made certain findings and conclusions with regard thereto, for the Fund, in approving the Advisory Agreements.

Nature, Quality and Extent of Services. The Board considered the nature, quality and extent of services to be provided under the Management Agreement, including administrative services. The Board noted that in September 2010, in connection with the renewal of the Management Agreements for the other PFI Funds, the Board had: (1) reviewed the services provided by the Manager to the other PFI Funds under the Management Agreements; (2) considered the experience and skills of senior management leading fund operations, the experience and skills of the personnel performing the functions under the Management Agreements and the resources made available to such personnel, the ability of the Manager to attract and retain high-quality personnel, and the organizational depth and stability of the Manager and concluded that appropriate resources were provided under the Management Agreements for the existing funds; (3) considered the program developed by the Manager for identifying, recommending, monitoring and replacing subadvisers for the PFI Funds and concluded that this due diligence process was working well; and (4) considered the compliance program established by the Manager and the level of compliance attained by the PFI Funds. Based upon all relevant factors, the Board concluded that the nature, quality and extent of the services the Manager is expected to provide to the Fund under the Management Agreement are satisfactory.

The Board considered the nature, quality and extent of services to be provided under the Subadvisory Agreements. The Board considered the reputation, qualifications and background of the Subadvisers, investment approaches of the Subadvisers, the experience and skills of each Subadviser’s investment personnel who would be responsible for the day-to-day management of the Fund, and the resources made available to such personnel. In addition, the Board considered the Manager’s program for identifying, recommending, monitoring and replacing subadvisers for the Fund and that the Manager recommended the Subadvisers for the Fund based upon that program.

Investment Performance. As the Fund is a newly created series, the Board did not review performance of the Fund since no track record was available. The Board reviewed the historical one-year, three-year, five-year and since inception performance as of March 31, 2011 of each Subadviser (except Cliffwater) in a portfolio with an investment strategy similar to the portfolio strategy that each Subadviser has been proposed to manage, as compared to a custom peer group selected by the Manager and to each strategy’s relevant benchmark index and supplemental benchmark. With respect to Cliffwater, the Board reviewed the historical one-year, three-year and five-year performance as of March 31, 2011 of a composite of accounts for which Cliffwater had primary responsibility for portfolio construction. The Board also reviewed hypothetical rolling three-year performance for a Fund composite (using the Subadvisers’ actual composite returns for similar strategies), as compared to a fund of funds composite index and to a broad-based index. The Board concluded, based on this information, that investment performance was expected to be satisfactory.

Fees and Economies of Scale. The Board considered the Fund’s proposed management and subadvisory fees. With respect to the subadvisory fees proposed to be paid to each Subadviser, the Board noted that the Manager compensates the Subadvisers from its own management fee so that shareholders pay only the management fee, and considered that the subadvisory fee rates were negotiated at arm’s length between the Manager and the Subadvisers. With respect to the proposed management fee, the Board also considered the fees proposed to be paid to the Subadvisers. The Board also received information from the Manager comparing the proposed management fee and expense ratio for the Fund to a custom peer group selected by the Manager. The Board considered whether there are economies of scale with respect to the management and subadvisory services to be provided to the Fund under the Advisory Agreements. The Board noted that the proposed management fee schedule includes breakpoints and that all but one of the subadvisory fee schedules include breakpoints, and concluded that the fee schedules reflect an appropriate recognition of economies of scale at currently anticipated asset levels. On the basis of the information provided, the Board concluded that the proposed management and subadvisory fees were reasonable.

Profitability. As the Fund is a newly created series, the Board did not review information about the profitability of the Advisory Agreements to the Manager or Subadvisers. The Board noted that, at least for the first year of operations, the profitability of the Fund to the Manager was expected to be negative due to start-up costs and fee waivers, based upon forecasted asset levels.

Other Benefits. The Board also considered the character and amount of other incidental benefits to be received by the Manager and Subadvisers. The Board noted that the Manager reported that Wellington’s policy is to use soft dollars within the Section 28(e) safe harbor and that the other Subadvisers will not use soft dollars. The Board concluded that taking into account these potential benefits, the management and subadvisory fees were reasonable.

Overall Conclusions. Based upon all of the information considered and the conclusions reached, the Board determined that the terms of each Advisory Agreement are fair and reasonable and that approval of each of the Advisory Agreements is in the best interests of the Fund.

Advisory Agreements for Diversified Real Asset Fund

On December 12, 2011, the Board considered for approval the following agreements related to the Diversified Real Asset Fund: (1) an amended and restated subadvisory agreement between the Manager and PRIN in connection with the proposal to increase PRIN’s subadvisory fee with respect to the real estate investment trust (“REIT”) segment of the Fund; (2) a subadvisory agreement between the Manager and BIM and sub-subadvisory agreement between the Manager, BIM and AMP Capital with respect to the publicly-listed infrastructure strategy for the Fund; and (3) a subadvisory agreement between the Manager and Symphony with respect to the floating rate debt strategy for the Fund. (PRIN, Brookfield, and Symphony are collectively referred to as the “Subadvisers”). The subadvisory and sub-subadvisory agreements with the Subadvisers are collectively referred to as the “Subadvisory Agreements.”) The Board reviewed materials received from the Manager regarding itself and the Subadvisers. Based upon their review, the Board concluded that it was in the best interests of the Fund to approve the Subadvisory Agreements. In reaching this conclusion, no single factor was determinative in the Board’ analysis, but rather the Board considered a variety of factors.

The Board considered various factors, including the following, and made certain findings and conclusions with regard thereto, in approving the Subadvisory Agreements.

Nature, Quality and Extent of Services. The Board noted that at their September meeting, in connection with the annual contract renewal process, they had considered the nature, quality and extent of services provided by PRIN and had concluded, based on the information provided, that the terms of the Subadvisory Agreement with PRIN were reasonable and that approval of the Subadvisory Agreement with PRIN was in the best interests of the Fund. With respect to the proposal to increase PRIN’s subadvisory fee, the Board considered the information they received in connection with the change in the Fund’s REIT strategy to include global REITs, including the resources available to the investment personnel who would be responsible for the day-to-day management of the Fund and the Manager’s representation regarding the increased costs associated with the global REIT strategy. The Board also considered that PRIN’s obligations under the Subadvisory Agreement would remain the same in all material respects.

The Board considered the nature, quality and extent of services expected to be provided under each of the Subadvisory Agreements with Brookfield and Symphony. The Board considered the reputation, qualifications and background of the Subadvisers, investment approaches of the Subadvisers, the experience and skills of the Subadvisers’ investment personnel who would be responsible for the day-to-day management of the Fund, and the resources made available to such personnel. In addition, the Board considered the Manager’s program for identifying, recommending, monitoring and replacing subadvisers and that the Manager recommended the Subadvisers based upon that program.

Investment Performance. The Board reviewed the historical one-year, three-year and since inception (April 11, 2008) performance as of September 30, 2011 of Brookfield and the one-year, three-year, five-year and since inception (November 1, 2001) performance as of September 30, 2011 of Symphony in a portfolio with an investment strategy similar to the portfolio strategy that such Subadviser has been proposed to manage, as compared to each strategy’s Morningstar peer group and relevant benchmark index. The Board concluded, based on this information, that investment performance was expected to be satisfactory.

Fees, Economies of Scale and Profitability. The Board considered the proposed fee increase for PRIN, noting the reasons for such increase described above. The Board also considered the proposed subadvisory fees for BIM and Symphony, noting that BIM compensates AMP Capital from its subadvisory fee and that the Manager compensates the Subadvisers from its own management fee so that shareholders pay only the management fee. The Board considered whether there are economies of scale with respect to the subadvisory services to be provided to the Fund under the Subadvisory Agreements. The Board noted that each subadvisory fee schedule includes at least one breakpoint and concluded that the subadvisory fee schedules reflect an appropriate recognition of economies of scale at the Fund’s current asset levels. In addition, in evaluating the subadvisory fees and the factor of profitability, the Board considered that the subadvisory fee rate with each of BIM and Symphony was negotiated at arm’s-length between the Manager and such Subadviser. On the basis of the information provided, the Board concluded that the proposed fees were reasonable.

Other Benefits. The Board also considered the character and amount of other incidental benefits to be received by each of the Subadvisers. The Board noted that the Manager reported that AMP Capital’s policy is to use soft dollars within the Section 28(e) safe harbor and that Symphony will not use soft dollars. The Board concluded that taking into account these potential benefits, the proposed subadvisory fees were reasonable.

Overall Conclusions. Based upon all of the information considered and the conclusions reached, the Board determined that the terms of each of the Subadvisory Agreements are fair and reasonable and that approval of each of the Subadvisory Agreements is in the best interests of the Fund.

Principal Funds Distributor, Inc.
711 High Street
Des Moines, IA  50392-6370

Do not use this address for business correspondence.

WE’LL GIVE YOU AN EDGE®

principalfunds.com

GLOBAL INVESTMENT MANAGEMENT - ASSET ALLOCATION EXPERTISE - RETIREMENT LEADERSHIP

A mutual fund’s share price and investment return will vary with market conditions, and the principal value of an investment when you sell your shares may be more or less than the original cost.

     This semiannual report is published as general information for the shareholders of Principal Funds. This material is not authorized for distribution unless preceded or accompanied by a current prospectus that includes more information regarding the risk factors, expenses, policies, and objectives of the funds. Investors should read the prospectus carefully before investing.

To obtain an additional prospectus, please contact your financial professional or call 800-222-5852.

Insurance products and plan administrative services are provided by Principal life Insurance Company.

Principal Funds, Inc. is distributed by Principal Funds Distributor, Inc., 800-222-5852, member SIPC.

PRINCIPAL LIFE AND PRINCIPAL FUNDS DISTRIBUTOR ARE MEMBERS OF THE PRINCIPAL FINANCIAL GROUP® Des Moines, IA 50392

Not FDIC or NCUA insured

May lose value s Not a deposit s No bank or credit union guarantee
Not insured by any Federal government agency

FV675-02 | 04/2012 | t12021403aq
©2012 Principal Financial Services, Inc.

CLASS A, C & P SHARES

Principal Funds: Equity & Fixed-Income Funds

Semiannual Report

February 29, 2012

We collect data about you as we do business with you.	•	in response to a subpoena,
Some of the sources of this data are as follows:	•	to prevent fraud,
• Information we obtain when you apply or enroll for	•	to comply with inquiries from government agencies
products or services. You may provide facts such as		or other regulators, or
your name; address; Social Security number; financial
status; and, when applicable, health history.	•	for other legal purposes.

• Information we obtain from others. This may include	We also may share personal information:
claim reports, medical records, when applicable, credit
reports, property values and similar data.	•	with others that service your accounts, or that
• Information we obtain through our transactions and		perform services on our behalf;
experience with you. This includes your claims history,	•	with others with whom we may have joint marketing
payment and investment records, and account values		agreements. These include financial services
and balances.		companies (such as other insurance companies,
• Information we obtain through the Internet. This		banks or mutual fund companies); and
includes data from online forms you complete. It also	•	with other companies with your consent, at your
includes data we collect when you visit our websites.		request or as allowed by law.

MM 2458-10

02/2012

F445PS-12

MEDICAL INFORMATION	MORE INFORMATION
We do not share medical information among companies of the	You may write to us if you have questions about our Privacy
Principal Financial Group or with others except:	Notice. Contact our Privacy Officer at P.O. Box 14582,
• when needed to service your policies, accounts,	Des Moines, Iowa 50306-3582.
claims or contracts;

• when laws protecting your privacy permit it; or	Receipt of this notice does not mean your application has been
• when you consent.	accepted.
ACCURACY OF INFORMATION	We may change our privacy practices at times. We will give
you a revised notice when required by law.
We strive for accurate records. Please tell us if you receive
any incorrect materials from us. We will make the	Our privacy practices comply with all applicable laws. If a
appropriate changes.	state’s privacy lawsare morerestrictive than those stated in
COMPANIES WITHIN THE PRINCIPAL FINANCIAL	this Notice, we comply with those laws.
GROUP	Your agent, broker, registered representative, consultant or
Several companies within the Principal Financial Group are	advisor may have a different privacy policy.
listed at the top of this Notice. The companies of the Principal
Financial Group are leading providers of retirement savings,	1-800-986-3343
investment, and insurance products.

MM 2458-10

02/2012

F456PS-12

CALIFORNIA PRIVACY NOTICE

This Notice is provided on behalf of the following
companies of the Principal Financial Group:

Principal Life Insurance Company

Principal National Life Insurance Company

Princor Financial Services Corporation

Principal Trust Company

Principal Global Investors, LLC

Principal Global Investors Trust

Principal Real Estate Investors, LLC

Principal Commercial Acceptance, LLC

Principal Commercial Funding, LLC

Principal Green Fund I, LP / PGF GP, LLC

Spectrum Asset Management, Inc.

Principal Variable Contracts Funds, Inc.

Principal Life Insurance Company Variable Life Separate Account

Principal National Life Insurance Company Variable Life Separate Account

Principal Life Insurance Company Separate Account B

Principal Funds, Inc. / Principal Funds Distributor, Inc.

Employers Dental Services, Inc. / Principal Dental Services, Inc.

JF Molloy & Associates, Inc. / Principal Wellness Company

PROTECTING YOUR PRIVACY	HOW WE SHARE INFORMATION
This Notice is required by law. It tells how we handle personal	We may share personal information about you or about former
information.	customers, plan participants or beneficiaries among companies
This Notice applies to individual residents of California who:	within the Principal Financial Group or with others for several reasons, including:
• own or apply for our products or services for personal
use.	• to assist us in servicing your account;
• are employee benefit plan participants and beneficiaries.	• to protect against potential identity theft or
unauthorized transactions;
Please note that in this Notice, “you” refers to only these
people. The Notice does not apply to an employer plan sponsor	• to comply with inquiries from government agencies or other
or group policyholder.	regulators, or for other legal purposes;
• with your consent, at your request or as allowed by law.
WE PROTECT INFORMATION WE COLLECT ABOUT YOU
We follow strict standards to protect personal information.	MEDICAL INFORMATION
These standards include limiting access to data and regularly	We do not share medical information among companies of the
testing our security technology.	Principal Financial Group or with others except:
HOW WE COLLECT INFORMATION	• when needed to service your policies, accounts, claims
We collect data about you as we do business with you. Some of	or contracts;
the sources of this data are as follows:	• when laws protecting your privacy permit it; or
• Information we obtain when you apply or enroll for	• when you consent.
products or services. You may provide facts such as your
name; address; Social Security number; financial status;	ACCURACY OF INFORMATION
and, when applicable, health history.	We strive for accurate records. Please tell us if you receive any
• Information we obtain from others. This may include	incorrect materials from us. We will make the appropriate
claim reports, medical records, credit reports and similar	changes.
data.
• Information we obtain through our transactions and	COMPANIES WITHIN THE PRINCIPAL FINANCIAL
experience with you. This includes your claims history,	GROUP
payment and investment records, and account values.	Several companies within the Principal Financial Group are
• Information we obtain through the Internet. This	listed at the top of this Notice. The companies of the Principal
includes data from online forms you complete. It also	Financial Group are leading providers of retirement savings,
includes data we receive when you visit our website.	investment, and insurance products.

BB 9338-9

02/2012

F445CA-9

MORE INFORMATION You may write to us if you have questions about our Privacy Notice. Contact our Privacy Officer at P.O. Box 14582, Des Moines, Iowa 50306-3582.	Our privacy practices comply with all applicable laws. Your agent, broker, registered representative, consultant or advisor may have a different privacy policy. 1-800-986-3343
Receipt of this notice does not mean your application has been accepted. We may change our privacy practices at times. We will give you a revised notice when required by law.

BB 9338-9

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Table of Contents

Letter from the President	1
Financial Statements	2
Notes to Financial Statements	10
Schedules of Investments	26
Financial Highlights	70
Shareholder Expense Example	74
Supplemental Information	75

Not FDIC or NCUA insured

May lose value • Not a deposit • No bank or credit union guarantee Not insured by any Federal government agency

GLOBAL INVESTMENT MANAGEMENT • ASSET ALLOCATION EXPERTISE • RETIREMENT LEADERSHIP

Nora Everett
President and CEO, Principal Funds

Dear Shareholder,

The economic sluggishness that global economies were experiencing in August and September 2011 had eased by October. Equity markets rallied as moderately positive economic results and optimism over constructive resolutions in Europe lessened investor worries. The rally continued as of the date of this letter (February 29, 2012), buoyed by positive factors such as signs of stabilization in European economies and improving economic data in both China and the U.S.1 However, higher market volatility may return. In terms of your portfolio, we encourage you to maintain a diversified investment program — especially in light of the potential for heightened volatility. To potentially reduce your risk of loss (or of missed opportunity) due to investing too heavily in any one asset class, we encourage you to work with your financial professional to ensure your portfolio is spread across and within a range of asset classes. In doing so, we suggest you take into consideration your time horizon for each of your financial goals as well as your tolerance for investment risk.2

Investments to help you reach for your goals

We offer mutual funds covering a wide range of asset classes and levels of risk to help you save for the future — whether you are investing for goals that are years down the road (such as retirement) or closer at hand (such as purchasing a home). You can select a mix of our individual funds, or you can choose one of our target-risk or target-date asset allocation funds, each of which is already broadly diversified. You can rely on our asset allocation expertise, as we are the fifth-largest provider of lifecycle funds in the industry (target-risk and target-date funds combined), with one of the longest track records.3 We also offer mutual funds designed to potentially provide income you can use today. This may be especially important to individuals nearing or already in retirement. These funds are structured specifically to help investors seek income, even in today’s low-interest-rate environment. For more information, ask your financial professional about our income-focused funds.

Whatever your financial goals, we have a wide range of mutual funds to help you succeed.

On behalf of everyone at Principal Funds, I thank you for your continued support.

Nora Everett, President and CEO
Principal Funds

About our target-date funds

Our target-date funds invest in underlying Principal Funds and each is managed toward a particular target (retirement) date, or the approximate date the participant or investor starts withdrawing money. As each of our target-date funds approaches its target date, the investment mix becomes more conservative by increasing exposure to generally more conservative investment options and reducing exposure to typically more aggressive investment options. The asset allocation for each target-date fund is regularly re-adjusted within a timeframe that extends 10-15 years beyond the target date, at which point it reaches its most conservative allocation. Our target-date funds assume the value of the investor’s account will be withdrawn gradually during retirement. Neither the principal nor the underlying assets of our target-date funds is guaranteed at any time, including the target date. Investment risk remains at all times.

1

On the Other Hand: Economic Insights, February 2012, by Bob Baur, Robin Anderson and the PGI Economic Committee

2 Asset allocation/diversification does not guarantee a profit or protect against a loss. Past performance is no guarantee of future results.

3

Source: FRC Quarterly LifeCycle Report, December 31, 2011

1

STATEMENTS OF ASSETS AND LIABILITIES
PRINCIPAL FUNDS, INC.
February 29, 2012 (unaudited)

Diversified Real			Global Multi-
Amounts in thousands, except per share amounts	Asset Fund		Strategy Fund
Investment in securities--at cost	$995,058		$312,712
Foreign currency--at cost	$1,208		$1,329
Assets
Investment in securities--at value	$1,036,106		$333,393
Foreign currency--at value	1,203		1,382
Cash	51,678		24,428
Deposits with counterparty	467		93,711
Receivables:
Dividends and interest	1,171		1,315
Expense reimbursement from Manager	6		14
Foreign currency contracts	288		3,711
Fund shares sold	1,417		191
Investment securities sold	2,721		25,579
Swap premiums paid	–		319
Unrealized gain on swap agreements	–		202
Variation margin on futures contracts	119		799
Prepaid directors' expenses	2		1
Prepaid transfer agent fees	9		1
Prepaid expenses	48		–
Total Assets	1,095,235		485,046
Liabilities
Accrued management and investment advisory fees	681		427
Accrued distribution fees	70		1
Accrued other expenses	–		216
Payables:
Foreign currency contracts	219		2,981
Fund shares redeemed	856		119
Investment securities purchased	52,458		13,222
Options and swaptions contracts written (premiums received $0 and $1,550)	–		923
Short sales (proceeds received $0 and $115,030)	–		124,266
Swap premiums received	–		389
Unrealized loss on swap agreements	–		164
Variation margin on futures contracts	123		176
Total Liabilities	54,407		142,884
Net Assets Applicable to Outstanding Shares	$1,040,828		$342,162
Net Assets Consist of:
Capital Shares and additional paid-in-capital	$959,045		$334,126
Accumulated undistributed (overdistributed) net investment income (loss)	4,082		(866)
Accumulated undistributed (overdistributed) net realized gain (loss)	36,462		(1,255)
Net unrealized appreciation (depreciation) of investments	41,146		9,367
Net unrealized appreciation (depreciation) on translation of assets and liabilities in foreign
currency	93		790
Total Net Assets	$1,040,828		$342,162
Capital Stock (par value: $.01 a share):
Shares authorized	450,000		300,000
Net Asset Value Per Share:
Class A: Net Assets	$191,704		$4,079
Shares Issued and Outstanding	16,177		398
Net Asset Value per share	$11.85		$10.24
Maximum Offering Price	$12.31		$10.64
Class C: Net Assets	$41,781		N/A
Shares Issued and Outstanding	3,562
Net Asset Value per share	$11.73	(a)
Class P: Net Assets	$39,294		$18
Shares Issued and Outstanding	3,307		2
Net Asset Value per share	$11.88		$10.25
Institutional: Net Assets	$768,049		$338,065
Shares Issued and Outstanding	64,512		32,980
Net Asset Value per share	$11.91		$10.25

(a)	Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes.

2

STATEMENTS OF ASSETS AND LIABILITIES
PRINCIPAL FUNDS, INC.
February 29, 2012 (unaudited)

			Small-MidCap
	Preferred		Dividend
Amounts in thousands, except per share amounts	Securities Fund		Income Fund
Investment in securities--at cost	$3,351,102		$244,355
Foreign currency--at cost	$–		$27
Assets
Investment in securities--at value	$3,693,686		$258,815
Foreign currency--at value	–		27
Cash	52		27
Receivables:
Dividends and interest	38,187		560
Expense reimbursement from Manager	–		2
Expense reimbursement from Distributor	4		–
Fund shares sold	37,640		335
Investment securities sold	101		–
Prepaid directors' expenses	1		–
Prepaid expenses	–		30
Total Assets	3,769,671		259,796
Liabilities
Accrued management and investment advisory fees	2,009		165
Accrued administrative service fees	1		–
Accrued distribution fees	752		2
Accrued service fees	2		–
Accrued transfer agent fees	827		4
Accrued other expenses	154		–
Payables:
Dividends payable	16,616		–
Fund shares redeemed	7,419		20
Investment securities purchased	12,757		652
Total Liabilities	40,537		843
Net Assets Applicable to Outstanding Shares	$3,729,134		$258,953
Net Assets Consist of:
Capital Shares and additional paid-in-capital	$3,483,636		$245,010
Accumulated undistributed (overdistributed) net investment income (loss)	(299)		972
Accumulated undistributed (overdistributed) net realized gain (loss)	(96,787)		(1,490)
Net unrealized appreciation (depreciation) of investments	342,584		14,460
Net unrealized appreciation (depreciation) on translation of assets and liabilities in foreign
currency	–		1
Total Net Assets	$3,729,134		$258,953
Capital Stock (par value: $.01 a share):
Shares authorized	905,000		700,000
Net Asset Value Per Share:
Class A: Net Assets	$868,910		$9,582
Shares Issued and Outstanding	87,194		921
Net Asset Value per share	$9.97		$10.40
Maximum Offering Price	$10.36		$11.01
Class C: Net Assets	$741,344		N/A
Shares Issued and Outstanding	74,447
Net Asset Value per share	$9.96	(a)
Class J: Net Assets	$27,212		N/A
Shares Issued and Outstanding	2,780
Net Asset Value per share	$9.79	(a)
Class P: Net Assets	$517,854		$2,787
Shares Issued and Outstanding	52,246		265
Net Asset Value per share	$9.91		$10.52
Institutional: Net Assets	$1,564,869		$246,584
Shares Issued and Outstanding	157,754		23,641
Net Asset Value per share	$9.92		$10.43
R-1: Net Assets	$1,445		N/A
Shares Issued and Outstanding	146
Net Asset Value per share	$9.89
R-2: Net Assets	$766		N/A
Shares Issued and Outstanding	78
Net Asset Value per share	$9.85
R-3: Net Assets	$4,206		N/A
Shares Issued and Outstanding	426
Net Asset Value per share	$9.87
R-4: Net Assets	$768		N/A
Shares Issued and Outstanding	78
Net Asset Value per share	$9.86
R-5: Net Assets	$1,760		N/A
Shares Issued and Outstanding	178
Net Asset Value per share	$9.89

(a)	Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes.

3

STATEMENTS OF OPERATIONS
PRINCIPAL FUNDS, INC.
Six Months Ended February 29, 2012 (unaudited)

Diversified Real		Global Multi-
Amounts in thousands	Asset Fund	Strategy Fund(a)
Net Investment Income (Loss)
Income:
Dividends	$5,905	$878
Withholding tax	(71)	(24)
Interest	221	821
Total Income	6,055	1,675
Expenses:
Management and investment advisory fees	3,705	1,789
Distribution fees - Class A	190	1
Distribution fees - Class C	192	N/A
Registration fees - Class A	16	10
Registration fees - Class C	14	N/A
Registration fees - Class P	14	9
Registration fees - Institutional	22	9
Shareholder meeting expense - Class A	2	–
Shareholder meeting expense - Class C	1	N/A
Shareholder meeting expense - Institutional	1	–
Shareholder reports - Class A	3	–
Shareholder reports - Class C	1	N/A
Shareholder reports - Class P	1	–
Shareholder reports - Institutional	1	–
Transfer agent fees - Class A	69	2
Transfer agent fees - Class C	31	N/A
Transfer agent fees - Class P	14	–
Transfer agent fees - Institutional	6	–
Custodian fees	18	82
Directors' expenses	5	1
Dividends and interest on securities sold short	–	538
Professional fees	12	10
Short sale fees	–	160
Other expenses	5	–
Total Gross Expenses	4,323	2,611
Less: Reimbursement from Manager - Class A	–	11
Less: Reimbursement from Manager - Class C	20	N/A
Less: Reimbursement from Manager - Class P	–	10
Less: Reimbursement from Manager - Institutional	–	49
Total Net Expenses	4,303	2,541
Net Investment Income (Loss)	1,752	(866)

Net Realized and Unrealized Gain (Loss) on Investments, Futures, Options and
Swaptions, Swap agreements and Foreign currencies
Net realized gain (loss) from:
Investment transactions	38,272	(251)
Foreign currency transactions	(275)	(500)
Futures contracts	(590)	(1,241)
Options and swaptions	–	961
Short sales	–	(386)
Swap agreements	–	162
Change in unrealized appreciation/depreciation of:
Investments	3,178	20,681
Futures contracts	83	(2,743)
Options and swaptions	–	627
Short sales	–	(9,236)
Swap agreements	–	38
Translation of assets and liabilities in foreign currencies	93	790
Net Realized and Unrealized Gain (Loss) on Investments, Futures,
Options and Swaptions, Swap agreements and Foreign currencies	40,761	8,902
Net Increase (Decrease) in Net Assets Resulting from Operations	$42,513	$8,036

(a)	Period from October 24, 2011, date operations commenced, through February 29, 2012.

See accompanying notes.

4

STATEMENTS OF OPERATIONS
PRINCIPAL FUNDS, INC.
Six Months Ended February 29, 2012 (unaudited)

		Small-MidCap
	Preferred	Dividend
Amounts in thousands	Securities Fund	Income Fund
Net Investment Income (Loss)
Income:
Dividends	$62,957	$5,837
Withholding tax	–	(112)
Interest	57,582	2
Total Income	120,539	5,727
Expenses:
Management and investment advisory fees	11,814	918
Distribution fees - Class A	979	7
Distribution fees - Class C	3,387	N/A
Distribution fees - Class J	59	N/A
Distribution fees - R-1	2	N/A
Distribution fees - R-2	1	N/A
Distribution fees - R-3	5	N/A
Administrative service fees - R-1	1	N/A
Administrative service fees - R-2	1	N/A
Administrative service fees - R-3	1	N/A
Registration fees - Class A	50	9
Registration fees - Class C	22	N/A
Registration fees - Class J	12	N/A
Registration fees - Class P	19	8
Registration fees - Institutional	84	11
Service fees - R-1	2	N/A
Service fees - R-2	1	N/A
Service fees - R-3	5	N/A
Service fees - R-4	1	N/A
Service fees - R-5	2	N/A
Shareholder meeting expense - Class A	12	–
Shareholder meeting expense - Class C	8	N/A
Shareholder meeting expense - Class J	1	N/A
Shareholder meeting expense - Class P	4	–
Shareholder meeting expense - Institutional	8	–
Shareholder reports - Class A	28	–
Shareholder reports - Class C	15	N/A
Shareholder reports - Class J	2	N/A
Shareholder reports - Class P	8	–
Shareholder reports - Institutional	24	–
Transfer agent fees - Class A	434	7
Transfer agent fees - Class C	376	N/A
Transfer agent fees - Class J	29	N/A
Transfer agent fees - Class P	129	1
Transfer agent fees - Institutional	152	2
Custodian fees	16	4
Directors' expenses	38	1
Professional fees	12	11
Other expenses	32	1
Total Gross Expenses	17,776	980
Less: Reimbursement from Manager - Class A	–	6
Less: Reimbursement from Manager - Class P	–	7
Less: Reimbursement from Distributor - Class J	22	N/A
Total Net Expenses	17,754	967
Net Investment Income (Loss)	102,785	4,760

Net Realized and Unrealized Gain (Loss) on Investments, Futures, Options and
Swaptions, Swap agreements and Foreign currencies
Net realized gain (loss) from:
Investment transactions	22,082	(452)
Foreign currency transactions	–	(13)
Change in unrealized appreciation/depreciation of:
Investments	47,526	29,203
Translation of assets and liabilities in foreign currencies	–	1
Net Realized and Unrealized Gain (Loss) on Investments, Futures,
Options and Swaptions, Swap agreements and Foreign currencies	69,608	28,739
Net Increase (Decrease) in Net Assets Resulting from Operations	$172,393	$33,499

See accompanying notes.

5

STATEMENT OF CHANGES IN NET ASSETS
PRINCIPAL FUNDS, INC.
(unaudited)

Amounts in thousands					Diversified Real Asset Fund

					Period Ended	Year Ended
					February 29, 2012	August 31, 2011
Operations
Net investment income (loss)					$1,752	$6,875
Net realized gain (loss) on investments, futures, options and swaptions, swap agreements and foreign
currency transactions					37,407	22,075
Change in unrealized appreciation/depreciation of investments, futures, options and swaptions, swap agreements
and translation of assets and liabilities in foreign currencies					3,354	36,039
		Net Increase (Decrease) in Net Assets Resulting from Operations			42,513	64,989

Dividends and Distributions to Shareholders
From net investment income					(3,221)	(1,763)
From net realized gain on investments					(22,093)	(1,077)
				Total Dividends and Distributions	(25,314)	(2,840)

Capital Share Transactions
Net increase (decrease) in capital share transactions					311,576	465,149
				Total increase (decrease) in net assets	328,775	527,298

Net Assets
Beginning of period					712,053	184,755
End of period (including undistributed net investment income as set forth below)					$1,040,828	$712,053
Undistributed (overdistributed) net investment income (loss)					$4,082	$5,720

	Class A	Class C	Class P	Institutional
Capital Share Transactions:
Period Ended February 29, 2012
Dollars:
Sold	$107,966	$7,673	$17,185	$209,683
Reinvested	4,333	701	460	18,836
Redeemed	(14,974)	(4,605)	(8,801)	(26,881)
Net Increase (Decrease)	$97,325	$3,769	$8,844	$201,638
Shares:
Sold	9,453	675	1,505	18,505
Reinvested	394	65	42	1,702
Redeemed	(1,317)	(407)	(773)	(2,368)
Net Increase (Decrease)	8,530	333	774	17,839
Year Ended August 31, 2011
Dollars:
Sold	$95,520	$38,167	$34,211	$362,318
Reinvested	103	14	–	2,718
Redeemed	(17,405)	(1,849)	(3,946)	(44,702)
Net Increase (Decrease)	$78,218	$36,332	$30,265	$320,334
Shares:
Sold	8,170	3,251	2,869	33,133
Reinvested	9	1	–	241
Redeemed	(1,478)	(158)	(336)	(3,847)
Net Increase (Decrease)	6,701	3,094	2,533	29,527

Distributions:
Period Ended February 29, 2012
From net investment
income	$(408)	$–	$(108)	$(2,705)
From net realized gain on
investments	(4,238)	(928)	(731)	(16,196)
Total Dividends and
Distributions	$(4,646)	$(928)	$(839)	$(18,901)
Year Ended August 31, 2011
From net investment
income	$(58)	$(6)	$–	$(1,699)
From net realized gain on
investments	(49)	(9)	–	(1,019)
Total Dividends and
Distributions	$(107)	$(15)	$–	$(2,718)

See accompanying notes.

6

			STATEMENT OF CHANGES IN NET ASSETS
			PRINCIPAL FUNDS, INC.
			(unaudited)

				Global Multi-
Amounts in thousands				Strategy Fund
				Period Ended
				February 29,
				2012 (a)
Operations
Net investment income (loss)				$(866)
Net realized gain (loss) on investments, futures, options and swaptions, swap agreements and foreign
currency transactions				(1,255)
Change in unrealized appreciation/depreciation of investments, futures, options and swaptions, swap agreements
and translation of assets and liabilities in foreign currencies				10,157
		Net Increase (Decrease) in Net Assets Resulting from Operations		8,036

Capital Share Transactions
Net increase (decrease) in capital share transactions				334,126
			Total increase (decrease) in net assets	342,162

Net Assets
Beginning of period				–
End of period (including undistributed net investment income as set forth below)				$342,162
Undistributed (overdistributed) net investment income (loss)				$(866)

	Class A	Class P Institutional
Capital Share Transactions:
Period Ended February 29, 2012(a)
Dollars:
Sold	$4,096	$18	$330,837
Redeemed	(56)	–	(769)
Net Increase (Decrease)	$4,040	$18	$330,068
Shares:
Sold	404	2	33,056
Redeemed	(6)	–	(76)
Net Increase (Decrease)	398	2	32,980

Distributions:
Period Ended February 29, 2012(a)
From net investment
income	$–	$–	$–
From net realized gain on
investments	–	–	–
Total Dividends and
Distributions	$–	$–	$–

(a)	Period from October 24, 2011, date operations commenced, through February 29, 2012.

See accompanying notes.

7

STATEMENT OF CHANGES IN NET ASSETS
PRINCIPAL FUNDS, INC.
(unaudited)

Amounts in thousands								Preferred Securities Fund

								Period Ended			Year Ended
								February 29, 2012			August 31, 2011
Operations
Net investment income (loss)								$102,785			$187,280
Net realized gain (loss) on investments, futures, options and swaptions, swap agreements and foreign
currency transactions									22,082		71,713
Change in unrealized appreciation/depreciation of investments, futures, options and swaptions, swap agreements
and translation of assets and liabilities in foreign currencies									47,526		(90,734)
		Net Increase (Decrease) in Net Assets Resulting from Operations						172,393			168,259

Dividends and Distributions to Shareholders
From net investment income								(105,716)			(185,495)
From net realized gain on investments								(11,597)			(18,007)
					Total Dividends and Distributions			(117,313)			(203,502)

Capital Share Transactions
Net increase (decrease) in capital share transactions								300,556			629,650
				Total increase (decrease) in net assets				355,636			594,407

Net Assets
Beginning of period								3,373,499			2,779,092
End of period (including undistributed net investment income as set forth below)								$3,729,135			$3,373,499
Undistributed (overdistributed) net investment income (loss)								$	(299)		$2,633

	Class A	Class C	Class J	Class P Institutional R-1			R-2	R-3	R-4		R-5
Capital Share Transactions:
Period Ended February 29, 2012
Dollars:
Sold	$221,007	$107,940	$2,117	$242,661	$276,329	$236	$88	$643	$54		$525
Reinvested	22,515	11,691	882	4,622	39,139	43	24	130	28		54
Redeemed	(184,908)	(60,093)	(4,625)	(85,911)	(293,405)	(185)	(90)	(339)	(241)		(375)
Net Increase (Decrease)	$58,614	$59,538	$(1,626) $ 161,372 $		22,063	$94	$22	$434	$(159	) $	204
Shares:
Sold	22,955	11,229	223	25,031	28,877	24	9	67	6		55
Reinvested	2,352	1,223	94	485	4,108	5	3	14	3		6
Redeemed	(19,395)	(6,278)	(495)	(9,022)	(30,657)	(19)	(9)	(36)	(26)		(40)
Net Increase (Decrease)	5,912	6,174	(178)	16,494	2,328	10	3	45	(17)		21
Year Ended August 31, 2011
Dollars:
Sold	$751,538	$228,675	$9,029	$395,723	$714,628	$363	$520	$2,012	$489		$1,523
Reinvested	42,377	16,761	1,771	1,636	75,800	87	51	145	131		77
Redeemed	(869,967)	(146,890)	(9,459)	(34,844)	(548,298)	(576)	(754)	(339)	(1,865)		(694)
Net Increase (Decrease)	$(76,052)	$98,546	$1,341	$362,515	$242,130	$(126)	$(183)	$1,818	$(1,245)		$906
Shares:
Sold	74,506	22,686	910	39,098	71,028	36	52	199	49		152
Reinvested	4,213	1,668	179	164	7,567	9	5	15	13		8
Redeemed	(86,167)	(14,624)	(961)	(3,510)	(54,857)	(58)	(76)	(34)	(185)		(70)
Net Increase (Decrease)	(7,448)	9,730	128	35,752	23,738	(13)	(19)	180	(123)		90

Distributions:
Period Ended February 29, 2012
From net investment
income	$(24,625)	$(18,831)	$(791) $ (12,677) $		(48,542)	$(38)	$(22)	$(116)	$(25)		$(49)
From net realized gain on
investments	(2,702)	(2,395)	(91)	(1,290)	(5,090)	(5)	(2)	(14)	(3)		(5)
Total Dividends and
Distributions	$(27,327)	$(21,226)	$(882) $ (13,967) $		(53,632)	$(43)	$(24)	$(130)	$(28)		$(54)
Year Ended August 31, 2011
From net investment
income	$(58,876)	$(32,489)	$(1,607)	$(5,460)	$(86,617)	$(78)	$(45)	$(133)	$(118)		$(72)
From net realized gain on
investments	(6,109)	(3,680)	(166)	(2)	(8,005)	(9)	(6)	(12)	(13)		(5)
Total Dividends and
Distributions	$(64,985)	$(36,169)	$(1,773)	$(5,462)	$(94,622)	$(87)	$(51)	$(145)	$(131)		$(77)

See accompanying notes.

8

STATEMENT OF CHANGES IN NET ASSETS
PRINCIPAL FUNDS, INC.
(unaudited)

Amounts in thousands						Small-MidCap Dividend Income Fund

						Period Ended	Period Ended
						February 29, 2012	August 31, 2011(a)
Operations
Net investment income (loss)						$4,760	$1,730
Net realized gain (loss) on investments, futures, options and swaptions, swap agreements and foreign
currency transactions						(465)	(1,039)
Change in unrealized appreciation/depreciation of investments, futures, options and swaptions, swap agreements
and translation of assets and liabilities in foreign currencies						29,204	(14,743)
				Net Increase (Decrease) in Net Assets Resulting from Operations		33,499	(14,052)

Dividends and Distributions to Shareholders
From net investment income						(5,504)	–
					Total Dividends and Distributions	(5,504)	–

Capital Share Transactions
Net increase (decrease) in capital share transactions						14,333	230,677
					Total increase (decrease) in net assets	42,328	216,625

Net Assets
Beginning of period						216,625	–
End of period (including undistributed net investment income as set forth below)						$258,953	$216,625
Undistributed (overdistributed) net investment income (loss)						$972	$1,716

	Class A			Class P	Institutional
Capital Share Transactions:
Period Ended February 29, 2012
Dollars:
Sold		$5,519		$3,320	$2,103
Reinvested		121		24	5,355
Redeemed		(571)		(914)	(624)
Net Increase (Decrease)		$5,069		$2,430	$6,834
Shares:
Sold		567		347	224
Reinvested		13		2	591
Redeemed		(57)		(96)	(60)
Net Increase (Decrease)		523		253	755

Period Ended August 31, 2011(a)
Dollars:
Sold		$3,925		$111	$226,679
Redeemed		(38)		–	–
Net Increase (Decrease)		$3,887		$111	$226,679
Shares:
Sold		402		12	22,886
Redeemed		(4)		–	–
Net Increase (Decrease)		398		12	22,886

Distributions:
Period Ended February 29, 2012
From net investment
income		$(125	) $	(24)	$(5,355)
From net realized gain on
investments		–		–	–
Total Dividends and
Distributions		$(125	) $	(24)	$(5,355)

Period Ended August 31, 2011(a)
From net investment
income	$	– $		–	$–
From net realized gain on
investments		–		–	–
Total Dividends and
Distributions	$	– $		–	$–

(a)	Period from June 6, 2011, date operations commenced, through August 31, 2011.

See accompanying notes.

9

NOTES TO FINANCIAL STATEMENTS
PRINCIPAL FUNDS,INC.
February 29, 2012 (unaudited)

1. Organization

Principal Funds, Inc. (the "Fund") is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company and operates as a series fund in the mutual fund industry. The financial statements for Diversified Real Asset Fund, Global Multi-Strategy Fund, Preferred Securities Fund and Small-MidCap Dividend Income Fund (known as the "Funds") are presented herein. The Funds may offer up to ten classes of shares: Class A, Class C, Class J, Class P, Institutional, R-1, R-2, R-3, R-4 and R-5. Certain detailed financial information for Class J, Institutional, R-1, R-2, R-3, R-4, and R-5 classes of shares is provided separately.

Effective September 27, 2010, the initial purchase of $10,000 of Class P shares of Diversified Real Asset Fund and Preferred Securities Fund were made by Principal Management Corporation (the “Manager”).

Effective June 6, 2011, the initial purchases of $10,000 of Class A, Class P and Institutional classes of shares of Small-MidCap Dividend Income Fund were made by the Manager.

Effective October 24, 2011, the initial purchases of $10,000 of Class A, Class P and Institutional classes of shares of Global Multi-Strategy Fund were made by the Manager.

All classes of shares for each of the Funds represent interests in the same portfolio of investments, and will vote together as a single class except where otherwise required by law or as determined by the Fund’s Board of Directors. In addition, the Board of Directors declares separate dividends on each class of shares.

2. Significant Accounting Policies

The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. The following summarizes the significant accounting policies of the Funds:

Security Valuation. The Funds value securities for which market quotations are readily available at market value, which is determined using the last reported sale price. If no sales are reported, as is regularly the case for some securities traded over-the-counter, securities are valued using the last reported bid price or an evaluated bid price provided by a pricing service. Pricing services use modeling techniques that incorporate security characteristics, market conditions and dealer-supplied valuations to determine an evaluated bid price. When reliable market quotations are not considered to be readily available, which may be the case, for example, with respect to restricted securities, certain debt securities, preferred stocks, and foreign securities, the investments are valued at their fair value as determined in good faith by the Manager under procedures established and periodically reviewed by the Fund’s Board of Directors.

The value of foreign securities used in computing the net asset value per share is generally determined as of the close of the foreign exchange where the security is principally traded. Events that occur after the close of the applicable foreign market or exchange but prior to the calculation of the Funds’ net asset values are ordinarily not reflected in the Funds’ net asset values. If events that occur after the close of the applicable foreign market or exchange but prior to the calculation of the Funds’ net asset values are determined to materially affect the value of a foreign security, then the security is valued at its fair value as determined in good faith by the Manager under procedures established and periodically reviewed by the Fund’s Board of Directors. Many factors are reviewed in the course of making a good faith determination of a security’s fair value, including, but not limited to, price movements in ADRs, futures contracts, industry indices, general indices, and foreign currencies.

To the extent the Funds invest in foreign securities listed on foreign exchanges which trade on days on which the Funds do not determine net asset values, for example weekends and other customary national U.S. holidays, the Funds’ net asset values could be significantly affected on days when shareholders can not purchase or redeem shares.

Certain securities issued by companies in emerging market countries may have more than one quoted valuation at any given point in time, sometimes referred to as a “local” price and a “premium” price. The premium price is often a negotiated price, which may not consistently represent a price at which a specific transaction can be effected. It is the policy of the Funds to value such securities at prices at which it is expected those shares may be sold, and the Manager or any sub-advisor is authorized to make such determinations subject to such oversight by the Fund’s Board of Directors as may occasionally be necessary.

Short-term securities purchased with less than 60 days until maturity are valued at amortized cost, which approximates market.

10

NOTES TO FINANCIAL STATEMENTS
PRINCIPAL FUNDS,INC.
February 29, 2012 (unaudited)

2. Significant Accounting Policies (Continued)

Currency Translation. Foreign holdings are translated to U.S. dollars using the exchange rate at the daily close of the New York Stock Exchange. The identified cost of the Funds’ holdings is translated at approximate rates prevailing when acquired. Income and expense amounts are translated at approximate rates prevailing when received or paid, with daily accruals of such amounts reported at approximate rates prevailing at the date of valuation. Since the carrying amount of the foreign securities is determined based on the exchange rate and market values at the close of the period, it is not practicable to isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the fluctuations arising from changes in the market prices of securities during the period.

Net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between trade and settlement dates on security transactions, and the difference between the amount of dividends and foreign withholding taxes recorded on the books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized appreciation (depreciation) on translation of assets and liabilities in foreign currencies arise from changes in the exchange rate relating to assets and liabilities, other than investments in securities, purchased and held in non-U.S. denominated currencies.

The following fund held securities denominated in currencies that exceeded 5% of net assets of the fund:

Small-MidCap
Dividend Income Fund
United States Dollar	90.9%
Canadian Dollar	9.1%

Income and Investment Transactions. The Funds record investment transactions on a trade date basis. The identified cost basis has been used in determining the net realized gain or loss from investment transactions and unrealized appreciation or depreciation of investments. The Funds record dividend income on the ex-dividend date, except dividend income from foreign securities whereby the ex-dividend date has passed; such dividends are recorded as soon as the Funds are informed of the ex-dividend date. Interest income is recognized on an accrual basis. Discounts and premiums on securities are accreted/amortized over the lives of the respective securities. The Funds allocate daily all income and realized and unrealized gains or losses to each class of shares based upon the relative proportion of the value of shares outstanding of each class.

Expenses. Expenses directly attributed to a particular fund are charged to that fund. Other expenses not directly attributed a particular fund are apportioned among the registered investment companies managed by the Manager.

Management fees are allocated daily to each class of shares based upon the relative proportion of the value of shares outstanding of each class. Expenses specifically attributable to a particular class are charged directly to such class and are included separately in the statements of operations.

Distributions to Shareholders. Dividends and distributions to shareholders of the Funds are recorded on the ex-dividend date. Dividends and distributions to shareholders from net investment income and net realized gain from investments and foreign currency transactions are determined in accordance with federal tax regulations, which may differ from U.S. generally accepted accounting principles. These differences are primarily due to differing treatments for net operating losses, foreign currency transactions, futures contracts, certain defaulted securities, sales of Passive Foreign Investment Companies, losses deferred due to wash sales, tax straddles, mortgage-backed securities, certain preferred securities, swap agreements, and limitations imposed by Sections 381-384 of the Internal Revenue Code. Permanent book and tax basis differences are reclassified within the capital accounts based on federal tax-basis treatment; temporary differences do not require reclassification. To the extent dividends and distributions exceed current and accumulated earnings and profits for federal income tax purposes, they are reported as return of capital distributions.

Federal Income Taxes. No provision for federal income taxes is considered necessary because each of the Funds intends to qualify as a “regulated investment company” under the Internal Revenue Code and intends to distribute each year substantially all of its net investment income and realized capital gains to shareholders.

The Funds evaluate tax positions taken or expected to be taken in the course of preparing the Funds’ tax returns to determine whether it is “more likely than not” that each tax position would be sustained upon examination by a taxing authority based on the technical merits of the position. Tax positions not deemed to meet the more likely than not threshold would be recorded as a tax benefit or expense in the current year. During the period ended February 29, 2012, the Funds did not record any such tax benefit or expense in the accompanying financial statements. The statute of limitations remains open to examine the Funds’ U.S. tax returns filed for the fiscal years from 2008-2011. No examinations are in progress or anticipated at this time.

11

NOTES TO FINANCIAL STATEMENTS
PRINCIPAL FUNDS,INC.
February 29, 2012 (unaudited)

2. Significant Accounting Policies (Continued)

Foreign Taxes. Certain of the Funds are subject to foreign income taxes imposed by certain countries in which they invest. Foreign income taxes are accrued by the Funds as a reduction of income. These amounts are shown as withholding tax on foreign dividends on the statements of operations.

Recent Accounting Pronouncements. In April 2011, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update (“ASU”) No. 2011-03 Reconsideration of Effective Control for Repurchase Agreements (“ASU 2011-03”). The objective of ASU 2011-03 is to improve the accounting for repurchase agreements and other agreements that both entitle and obligate a transferor to repurchase or redeem financial assets before their maturity. Under previous guidance, whether or not to account for a transaction as a sale was based on, in part, if the entity maintained effective control over the transferred financial assets. ASU 2011-03 removes the transferor’s ability criterion from the effective control assessment. This guidance is effective prospectively for interim and annual reporting periods beginning on or after December 15, 2011. At this time, management is evaluating the implications of ASU No. 2011-03 and its impact on the financial statements has not been determined.

In May 2011, the FASB issued Accounting Standards Update (“ASU”) No. 2011-04 Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and IFRS. ASU No. 2011-04 amends ASC 820, Fair Value Measurements and Disclosures to require additional disclosures regarding fair value measurements. Effective for fiscal years beginning after December 15, 2011, and for interim periods within those fiscal years, entities will need to disclose the following: 1) the amounts of any transfers between Level 1 and Level 2 and the reasons for those transfers, and 2) for Level 3 fair value measurements, quantitative information about the significant unobservable inputs used, a description of the entity’s valuation processes, and a narrative description of the sensitivity of the fair value measurement to changes in the unobservable inputs and the interrelationship between inputs. Management is currently evaluating the impact ASU No. 2011-04 will have on the Fund’s financial statement disclosures.

Subsequent Events. Management has evaluated events or transactions that may have occurred since February 29, 2012, that would merit recognition or disclosure in the financial statements. There were no items requiring adjustment of the financial statements or additional disclosure.

3. Operating Policies

Commodity Linked Notes. The Diversified Real Asset Fund invests in structured notes whose market values are primarily derived from changes in the value of various commodity indices and other factors. Valuations on these securities may be volatile as the payment features on certain notes may contain attributes that multiply the effects of changes in the values of the underlying indices. Structured notes may entail a greater degree of market risk than other types of debt securities. Structured notes may also be more volatile, less liquid, and more difficult to accurately price than less complex securities or more traditional debt securities. Fluctuations in value of the structured notes are recorded as unrealized gains and losses in the accompanying financial statements. Interest income is accrued daily. These notes are subject to prepayment, credit, and interest rate risks. At maturity, or when a note is sold, the Fund records a realized gain or loss.

Foreign Currency Contracts. Certain of the Funds may be subject to foreign currency exchange rate risk in the normal course of pursuing such Fund’s investment objectives. The Funds may use foreign currency contracts to gain exposure to, or hedge against changes in the value of foreign currencies. Certain of the Funds enter into forward contracts to purchase and sell foreign currencies at a specified future date at a fixed exchange rate. Forward foreign currency contracts are valued at the forward rate, and are marked-to-market daily. The change in market value is recorded by the Funds as an unrealized gain or loss. When the contract is closed, the Funds record a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

The use of forward foreign currency contracts does not eliminate the fluctuations in underlying prices of the Funds’ portfolio securities, but it does establish a rate of exchange that can be achieved in the future. Although forward foreign currency contracts limit the risk of loss due to a decline in the value of the hedged currency, they also limit any potential gain that might result should the value of the currency increase. In addition, the Funds could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts or if the value of the currency changes unfavorably to the U.S. dollar. The foreign currency contracts outstanding as of February 29, 2012 are included in the schedules of investments.

12

NOTES TO FINANCIAL STATEMENTS
PRINCIPAL FUNDS,INC.
February 29, 2012 (unaudited)

3. Operating Policies (Continued)

Futures Contracts. The Funds are subject to equity price risk, interest rate risk, and foreign currency exchange rate risk in the normal course of pursuing their investment objectives. The Funds may enter into futures contracts to hedge against changes in or to gain exposure to, change in the value of equities, interest rates and foreign currencies. Initial margin deposits are made by cash deposits or segregation of specific securities as may be required by the exchange on which the transaction was conducted. Pursuant to the contracts, a fund agrees to receive from or pay to the broker, an amount of cash equal to the daily fluctuation in the value of the contract. Such receipts or payments are known as “variation margin” and are recorded by the fund as a variation margin receivable or payable on futures contracts. During the period the futures contracts are open, daily changes in the value of the contracts are recognized as unrealized gains or losses. These unrealized gains or losses are included as a component of net unrealized appreciation (depreciation) of investments on the statements of assets and liabilities. When the contracts are closed, the fund recognizes a realized gain or loss equal to the difference between the proceeds from, or cost of, the closing transaction and the fund’s cost basis in the contract. There is minimal counterparty credit risk to the Funds because futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default.

Illiquid Securities. Illiquid securities generally cannot be sold or disposed of in the ordinary course of business (within seven calendar days) at approximately the value at which each of the Funds has valued the investments. This may have an adverse effect on each of the Funds’ ability to dispose of particular illiquid securities at fair market value and may limit each of the Funds’ ability to obtain accurate market quotations for purposes of valuing the securities. Information regarding illiquid securities is included with footnote designations in the schedules of investments.

Indemnification. Under the Fund’s by-laws, present and past officers, directors and employees are indemnified against certain liabilities arising out of the performance of their duties. In addition, in the normal course of business, the Fund may enter into a variety of contracts that may contain representations and warranties which provide general indemnifications. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund.

Inflation-Indexed Bonds. Certain of the Funds may invest in inflation-indexed bonds. Inflation-indexed bonds are fixed-income securities whose principal value is periodically adjusted to the rate of inflation. The interest rate on these bonds is generally fixed at issuance at a rate lower than typical bonds. Over the life of an inflation-indexed bond, however, interest will be paid based on a principal value, which is adjusted for inflation. Any increase or decrease in the principal amount of an inflation-indexed bond will be included as interest income on the statements of operations, even though the Funds would not receive the principal until maturity.

Joint Trading Account. Certain of the Funds may, pursuant to an exemptive order issued by the Securities and Exchange Commission, transfer uninvested funds into a joint trading account. The order permits the participating Funds’ cash balances to be deposited into a single joint account along with the cash of other registered investment companies managed by the Manager. These balances may be invested in one or more short-term instruments or repurchase agreements that are collateralized by U.S. government securities. Earnings from the joint trading account are allocated to each of the Funds based on their pro rata participating ownership interest in the joint trading account.

Line of Credit. The Funds participate with other registered investment companies managed by the Manager in an unsecured joint line of credit with three banks which allow the participants to borrow up to $150 million, collectively. Borrowings are made solely to facilitate the handling of unusual and/or unanticipated short-term cash requirements. Interest is charged to each participant, based on its borrowings, at a rate equal to the higher of the Fed Funds Rate or LIBOR Rate plus 1.00%. Additionally, a commitment fee is charged at an annual rate of .08% on the amount of the line of credit. During the period ended February 29, 2012, Diversified Real Asset Fund and Global Multi-Strategy Fund borrowed against the line of credit. The interest expense associated with these borrowings is included in other expenses on the statement of operations.

13

NOTES TO FINANCIAL STATEMENTS
PRINCIPAL FUNDS,INC.
February 29, 2012 (unaudited)

3. Operating Policies (Continued)

Options Contracts. During the period Global Mulit-Strategy Fund wrote call and put options on swaps, securities, indices and currencies it owns or in which it may invest for both hedging and non-hedging purposes. Writing put options tends to increase a fund’s exposure to the underlying instrument. Writing call options tends to decrease a fund’s exposure to the underlying instrument. When a fund writes a call or put option, an amount equal to the premium received is recorded as a liability and subsequently marked to market to reflect the current value of the option written. Premiums received from writing options which expire are treated as realized gains. Premiums received from writing options which are exercised or closed are added to the proceeds or offset against amounts paid on the underlying swap, security, index or currency transaction to determine the realized gain or loss. A fund, as a writer of an option, has no control over whether the underlying swap, security, index or currency may be sold (call) or purchased (put) and as a result bears the market risk of an unfavorable change in the price of the swap, security, index or currency underlying the written option. There is the risk a fund may not be able to enter into a closing transaction because of an illiquid market. A fund may also purchase put and call options. Purchasing call options tends to increase a fund’s exposure to the underlying instrument. Purchasing put options tends to decrease a fund’s exposure to the underlying instrument. A fund pays a premium which is included on the fund’s statements of assets and liabilities as an investment and subsequently marked to market to reflect the current value of the option. Premiums paid for purchasing options which expire are treated as realized losses. The risk associated with purchasing put and call options is limited to the premium paid. Premiums paid for purchasing options which are exercised or closed are added to the amounts paid or offset against the proceeds on the underlying swap, security, index or currency transaction to determine the realized gain or loss. Details of options contracts open at period end are included in the Funds' schedules of investments. Transactions in options written during the period ended February 29, 2012, were as follows:

Global Multi-Strategy Fund	Number of Contracts	Notional Amount	Premium (thousands)
Beginning of period	—	—	$—
Options written	2,400,632	11,900,000	2,529,041
Options expired	(106)	(5,500,000)	(49,253)
Options closed	—	—	—
Options exercised	—	—	—
Balance at end of period	2,400,526	6,400,000	2,479,788

Rebates. Subject to best execution, the Funds may direct certain portfolio transactions to brokerage firms that, in turn, have agreed to rebate a portion of the related brokerage commission to the Funds in cash. Commission rebates are included as a component of realized gain from investment transactions in the statements of operations.

Repurchase Agreements. The Funds may invest in repurchase agreements that are fully collateralized, typically by U.S. government or U.S. government agency securities. It is the Funds’ policy that its custodian takes possession of the underlying collateral securities. The fair value of the collateral is at all times at least equal to the total amount of the repurchase obligation. In the event of default on the obligation to repurchase, the Funds have the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. In the event the seller of a repurchase agreement defaults, the Funds could experience delays in the realization of the collateral.

Restricted Securities. Certain of the Funds may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included with footnote designations in the schedules of investments.

Senior Floating Rate Interests. The Funds may invest in senior floating rate interests (bank loans). Senior floating rate interests hold the most senior position in the capital structure of a business entity (the “Borrower”), are typically secured by specific collateral and have a claim on the assets and/or stock of the Borrower that is senior to that held by subordinated debtholders and stockholders of the Borrower. Senior floating rate interests are typically structured and administered by a financial institution that acts as the agent of the lenders participating in the senior floating rate interest. Senior floating rate interests are typically rated below-investment-grade, which means they are more likely to default than investment-grade loans. A default could lead to non-payment of income which would result in a reduction of income to the fund and there can be no assurance that the liquidation of any collateral would satisfy the Borrower’s obligation in the event of non-payment of scheduled interest or principal payments, or that such collateral could be readily liquidated.

Senior floating rate interests pay interest at rates which are periodically reset by reference to a base lending rate plus a spread. These base lending rates are generally the prime rate offered by a designated U.S. bank or the London InterBank Offered Rate (LIBOR) or the prime rate offered by one or more major United States banks.

14

NOTES TO FINANCIAL STATEMENTS
PRINCIPAL FUNDS,INC.
February 29, 2012 (unaudited)

3. Operating Policies (Continued)

Senior floating rate interests generally are subject to mandatory and/or optional prepayment. Because of these mandatory prepayment conditions and because there may be significant economic incentives for the Borrower to repay, prepayments of senior floating rate interests may occur. As a result, the actual remaining maturity of senior floating rate interests may be substantially less than stated maturities shown in the schedules of investments.

Short Sales. Global Multi-Strategy Fund entered into short sales transactions during the period. A short sale is a transaction in which a fund sells a security it does not own as a hedge against some of its long positions and/or in anticipation of a decline in the market price of the security. The fund must borrow the security sold short and deliver it to the broker dealer which made the short sale. A security sold in a short sale transaction and the interest or dividend payable on the security if any, is reflected as a liability on the statement of assets and liabilities. The fund is obligated to pay any interest or dividends received on the borrowed securities. Interest accrued and dividends declared on short positions are recorded as an expense and appear as dividends and interest on shorts on the statement of operations. A fund is obligated to deliver the security at the market price at the time the short position is closed. Possible losses from short sales may be unlimited.

The fund is required to pledge cash or securities to the broker as collateral for securities sold short. Collateral requirements are calculated daily based on the current market value of the short positions. Cash deposited with the broker for collateral is included in deposits with counterparty on the statement of assets and liabilities and securities segregated as collateral are footnoted in the schedule of investments. The fund may pay broker’s fees on the borrowed securities and may also pay a financing charge for the difference in the market value of the short position and cash collateral deposited with the broker. These fees are included as short sale fees on the statement of operations.

Swap Agreements. Global Multi-Strategy Fund invested in swap agreements during the period. Swap agreements are privately negotiated agreements between a Fund and a counterparty to exchange a series of cash flows at specified intervals based upon, or calculated by reference to, changes in specified prices or rates for a specified amount of an underlying asset. A Fund may enter into credit default, interest rate, or total return swap agreements to manage its exposure to credit, interest rate, or market risk. In connection with these agreements, securities may be identified as collateral in accordance with the terms of the respective swap agreements to provide assets of value and recourse in the event of default or bankruptcy/insolvency.

In connection with these agreements, securities may be identified as collateral in accordance with the terms of the respective swap agreements to provide assets of value and recourse in the event of default or bankruptcy/insolvency.

Swap agreements are valued through a pricing service or using procedures established and periodically reviewed by the Fund’s Board of Directors; changes in value are recorded as unrealized gain or loss. These unrealized gains or losses are included as a component of net unrealized appreciation (depreciation) of investments on the statements of assets and liabilities

Upon termination of swap agreements, the Funds recognize a realized gain or loss. Net periodic payments to be received or paid are accrued daily and are recorded in the statements of operations as realized gains or losses.

Payments received or made at the beginning of the measurement period are reflected as such on the statements of assets and liabilities and represent payments made or received upon entering into the swap agreement to compensate for differences between the stated terms of the swap agreement and prevailing market conditions (credit spreads, interest rates, and other relevant factors). These upfront payments are amortized daily over the term of the swap agreement as realized gains or losses on the statements of operations.

Notional principal amounts are used to express the extent of involvement in these agreements. Risks may exceed amounts shown on the statements of assets and liabilities. These risks include changes in the returns of the underlying instruments, unfavorable interest rate fluctuation, that the counterparty to the agreements may default on its obligation to perform or disagree as to the meaning of contractual terms in the agreements, and the possible lack of liquidity with respect to the swap agreements.

The Funds and any counterparty are required to maintain an agreement that requires the Funds and that counterparty to monitor the net fair value of all derivative transactions entered into pursuant to the contract between the Funds and such counterparty. If the net fair value of such derivatives transactions between the Funds and that counterparty exceeds a certain threshold (as defined in the agreement), the Funds or the counterparty are required to post cash and/or securities as collateral. Fair values of derivatives transactions presented in the financial statements are not netted with the fair values of other derivatives transactions or with any collateral amounts posted by the Funds or any counterparty.

15

NOTES TO FINANCIAL STATEMENTS
PRINCIPAL FUNDS,INC.
February 29, 2012 (unaudited)

3. Operating Policies (Continued)

Credit default swaps involve commitments to pay a fixed rate at a predetermined frequency in exchange for a lump sum payment if a “credit event”, as defined in the agreement, affecting a third party occurs. Credit events may include a failure to pay interest, bankruptcy, restructuring, or other event as defined in the agreement. A “buyer” of credit protection agrees to pay a counterparty to assume the credit risk of an issuer upon the occurrence of a credit event. The “seller” of the protection receives periodic payments and agrees to assume the credit risk of an issuer upon the occurrence of a credit event. As the seller of credit protection, a Fund would add leverage to its portfolio because, in addition to its total net assets, a Fund would be subject to investment exposure on the notional amount of the swap.

If a Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index. If a Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, a Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

Credit default swap agreements on credit indices involve one party making a stream of payments to another party in exchange for the right to receive a specified return in the event of a write-down, principal shortfall, interest shortfall or default of all or part of the referenced entities comprising the credit index. A credit index is a basket of credit instruments or exposures designed to be representative of some part of the credit market as a whole. These indices are made up of reference credits that are judged by a poll of dealers to be the most liquid entities in the credit default swap market based on the sector of the index. Components of the indices may include, but are not limited to, investment grade securities, high yield securities, asset backed securities, emerging markets, and/or various credit ratings within each sector. Credit indices are traded using credit default swaps with standardized terms including a fixed spread and standard maturity dates. An index credit default swap references all the names in the index, and if there is a default, the credit event is settled based on that name’s weight in the index. The composition of the indices changes periodically, usually every six months, and for most indices, each name has an equal weight in the index. A Fund may use credit default swaps on credit indices to hedge a portfolio of credit default swaps or bonds with a credit default swap on indices which is less expensive than it would be to buy many credit default swap to achieve a similar effect. Credit-default swap on indices are benchmarks for protecting investors owning bonds against default, and traders use them to speculate on changes in credit quality.

Credit default swap agreements on corporate issues or sovereign issues involve one party making a stream of payments to another party in exchange for the right to receive a specified return in the event of a default or other credit event. If a credit event occurs and cash settlement is not elected, a variety of other deliverable obligations may be delivered in lieu of the specific referenced obligation. The ability to deliver other obligations may result in a cheapest-to-deliver option (the buyer of protection’s right to choose the deliverable obligation with the lowest value following a credit event). The Funds may use credit default swaps on corporate issues or sovereign issues of an emerging country to provide a measure of protection against defaults of the issuers (i.e., to reduce risk where the Funds own or has exposure to the referenced obligation).

For credit default swap agreements on asset-backed securities and credit indices, the quoted market prices and resulting values serve as the indicator of the current status of the payment/performance risk. Wider credit spreads and increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

The maximum potential amount of future payments (undiscounted) that a Fund as a seller of protection could be required to make under a credit default swap agreement would be an amount equal to the notional amount of the agreement. Notional amounts of all credit default swap agreements outstanding as of October 31, 2011 for which a Fund is the seller of protection are disclosed in the footnotes to the Schedules of Investments. These potential amounts would be partially offset by any recovery values of the respective referenced obligations, upfront payments received upon entering into the agreement, or net amounts received from the settlement of buy protection credit default swap agreements entered into by a Fund for the same referenced entity or entities.

Total return swaps and equity basket swaps involve the commitment to receive positive returns or pay negative returns on a specified reference security, basket of securities, security index or index component during the period of the swap.

Interest rate swaps involve the commitment to pay or receive a floating rate of interest in exchange for a fixed rate of interest based on the same notional amount.

As of February 29, 2012, counterparties had pledged collateral for swap agreements of $260,022 for the Global Multi-Strategy Fund.

16

NOTES TO FINANCIAL STATEMENTS
PRINCIPAL FUNDS,INC.
February 29, 2012 (unaudited)

3. Operating Policies (Continued)

Details of swap agreements open at period end are included in the Funds' schedules of investments.

To Be Announced Securities. The Funds may trade portfolio securities on a “to-be-announced” (“TBA”) or when-issued basis. In a TBA or when-issued transaction, the Funds commit to purchase or sell securities for which all specific information is not known at the time of the trade. Securities purchased on a TBA or when-issued basis are not settled until they are delivered to the Funds, normally 15 to 30 days later. These transactions are subject to market fluctuations and their current value is determined in the same manner as for other portfolio securities. The securities purchased on a TBA or when-issued basis are identified as such in the Funds’ schedules of investments.

U.S. Government Agencies or Government-Sponsored Enterprises. Certain of the Funds may invest in U.S. Government agencies or government-sponsored enterprises. U.S. Government securities are obligations of, and in certain cases, guaranteed by, the U.S. Government or its agencies. The U.S. Government does not guarantee the net asset value of the Funds’ shares. Some U.S. Government securities such as treasury bills, notes and bonds, and securities guaranteed by the Government National Mortgage Association (“GNMA”) are supported by the full faith and credit of the U.S. Government. Other securities, such as those of the Federal Home Loan Bank are supported by the right of the issuer to borrow from the U.S. Department of the Treasury. Still other securities, such as those of the Federal National Mortgage Association (“FNMA”) are supported by the discretionary authority of the U.S. Government to purchase the agency’s obligations.

Government related guarantors (those not backed by the full faith and credit of the United States Government) include FNMA and the Federal Home Loan Mortgage Corporation (“FHLMC”). FNMA is a government sponsored corporation, the common stock of which is owned entirely by private stockholders. FNMA purchases conventional residential mortgages from a list of approved seller/servicers which include state and federally chartered savings and loan associations, mutual savings banks, commercial banks, credit unions, and mortgage bankers. Pass-through securities issued by FNMA are guaranteed as to the timely payment of principal and interest by FNMA, but are not backed by the full faith and credit of the U.S. Government. FHLMC issues Participation Certificates which are pass-through securities, each representing an undivided interest in a pool of residential mortgages. FHLMC guarantees the timely payment of interest and ultimate collection of principal, but Participation Certificates are not backed by the full faith and credit of the U.S. Government.

During 2008, the Federal Housing Finance Agency (“FHFA”) placed FNMA and FHLMC into conservatorship. As the conservator, FHFA succeeded to all rights, titles, powers, and privileges of FNMA and FHLMC and of any stockholder of FNMA and FHLMC. The U.S. Department of the Treasury then announced three additional steps taken by it in connection with the conservatorship. First, the U.S. Department of the Treasury entered into a Senior Preferred Stock Purchase Agreement with each of FNMA and FHLMC pursuant to which the U.S. Department of the Treasury will purchase up to an aggregate of $100 billion of each of FNMA and FHLMC to maintain a positive net worth in each enterprise. This agreement contains various covenants that severely limit each enterprise’s operations. In exchange for entering into these agreements, the U.S. Department of the Treasury received $1 billion of each enterprise’s senior preferred stock and warrants to purchase 79.9% of each enterprise’s common stock. Second, the U.S. Department of the Treasury announced the creation of a new secured lending facility which is available to each of FNMA and FHLMC as a liquidity backstop. Third, the U.S. Department of the Treasury announced the creation of a temporary program to purchase mortgage-backed securities issued by each of FNMA and FHLMC. Both the liquidity backstop and the mortgage-backed securities purchase program expired in December 2009. FNMA and FHLMC are continuing to operate as going concerns while in conservatorship and each remain liable for all of its obligations, including its guaranty obligations associated with its mortgage-backed securities.

17

NOTES TO FINANCIAL STATEMENTS
PRINCIPAL FUNDS,INC.
February 29, 2012 (unaudited)

3. Operating Policies (Continued)

Derivatives. The following tables provide information about where in the statements of assets and liabilities and statements of operations information about derivatives can be found (amounts shown in thousands):

	Asset Derivatives February 29, 2012			Liability Derivatives February 29, 2012
Derivatives not accounted for			Fair		Fair
as hedging instruments	Statement of Assets and Liabilities Location		Value	Statement of Assets and Liabilities Location	Value
Diversified Real Asset Fund
Foreign exchange contracts	Receivables		$288	Payables	$219
Interest rate contracts	Receivables, Net Assets Consist of Net unrealized		$156 * Payables, Net Assets Consist of Net unrealized		$58	*
	appreciation (depreciation) of investments			appreciation (depreciation) of investments
		Total $	444		$277
Global Multi-Strategy Fund
Credit contracts	Receivables, Net Assets Consist of Net unrealized		$48	Payables, Net Assets Consist of Net unrealized	$136
	appreciation (depreciation) of investments			appreciation (depreciation) of investments
Equity contracts	Receivables, Net Assets Consist of Net unrealized		$1,251 * Payables, Net Assets Consist of Net unrealized		$4,542	*
	appreciation (depreciation) of investments			appreciation (depreciation) of investments
Foreign exchange contracts	Receivables		$3,760	Payables	$2,984
Interest rate contracts	Receivables, Net Assets Consist of Net unrealized		$327 * Payables, Net Assets Consist of Net unrealized		$166	*
	appreciation (depreciation) of investments			appreciation (depreciation) of investments
		Total $	5,386		$7,828

*Includes cumulative unrealized appreciation/depreciation of futures contracts as shown in the schedules of investments. Only the portion of the unrealized appreciation/depreciation not yet cash settled is shown in the statements of assets and liabilities as variation margin.

			Change in Unrealized
Derivatives not accounted for	Location of Gain or (Loss) on Derivatives	Realized Gain or (Loss) on Derivatives	Appreciation/(Depreciation) of
as hedging instruments	Recognized in Operations	Recognized in Operations	Derivatives Recognized in Operations
Diversified Real Asset Fund
Foreign exchange contracts	Net realized gain (loss) from Foreign	$13	$69
	currency transactions/Change in unrealized
	appreciation/(depreciation) of Translation of
	assets and liabilities in foreign currencies
Interest rate contracts	Net realized gain (loss) from Futures	$(641)	$83
	contracts and Options and
	swaptions/Change in unrealized
	appreciation/(depreciation) of Futures
	contracts
	Total	$(628)	$152

Global Multi-Strategy Fund
Credit contracts	Net realized gain (loss) from Options and	$3	$(88)
	Swaptions and Swap agreements/Change in
	unrealized appreciation/(depreciation) of
	Options and swaptions and Swap
	agreements
Equity contracts	Net realized gain (loss) from Futures	$(1,429)	$(3,291)
	contracts, Options and swaptions and Swap
	agreements/Change in unrealized
	appreciation/(depreciation) of Futures
	contracts, Options and swaptions and Swap
	agreements
Foreign exchange contracts	Net realized gain (loss) from Foreign	$(258)	$776
	currency transactions/Change in unrealized
	appreciation/(depreciation) of Translation of
	assets and liabilities in foreign currencies
Interest rate contracts	Net realized gain (loss) from Futures	$34	$161
	contracts, Options and swaptions and Swap
	agreements/Change in unrealized
	appreciation/(depreciation) of Futures
	contracts, Options and swaptions and Swap
	agreements
	Total	$(1,650)	$(2,442)

Long and short U.S. Treasury futures contracts are used to obtain interest rate exposure in order to manage duration of Diversified Real Asset Fund and the Global Multi-Strategy Fund. The notional values of the futures contracts will vary in accordance with changing duration of Diversified Real Asset Fund. The notional values of the futures contracts will vary in accordance with changing duration of these funds. The level of other derivative activity disclosed in the schedules of investments is representative of the level of derivative activity used in the Funds throughout the period ended February 29, 2012.

18

NOTES TO FINANCIAL STATEMENTS
PRINCIPAL FUNDS,INC.
February 29, 2012 (unaudited)

4. Fair Valuation

Fair value is defined as the price that the Funds would receive upon selling a security in a timely transaction to an independent buyer in the principal or most advantageous market of the security at the measurement date. In determining fair value, the Funds use various valuation approaches, including market, income and/or cost approaches. A hierarchy for inputs is used in measuring fair value that maximizes the use of observable inputs and minimizes the use of unobservable inputs by requiring that the most observable inputs be used when available.

Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the Funds. Unobservable inputs are inputs that reflect the Funds own estimates about the estimates market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

Level 1 – Quoted prices are available in active markets for identical securities as of the reporting date. The type of securities included in Level 1 includes listed equities and listed derivatives.

Level 2 – Other significant observable inputs (including quoted prices for similar investments, interest rates, prepayments speeds, credit risk, etc.) Investments which are generally included in this category include corporate bonds, senior floating rate interests, and municipal bonds.

Level 3 – Significant unobservable inputs (including the Funds’ assumptions in determining the fair value of investments.) Investments which are generally included in this category include certain corporate bonds and certain mortgage backed securities.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the market place, and other characteristics particular to the transaction. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised by the Funds in determining fair value is greatest for instruments categorized in Level 3.

In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes the level in the fair value hierarchy within which the fair value measurement in its entirety falls is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Fair value is a market based measure considered from the perspective of a market participant who holds the asset rather than an entity specific measure. Therefore, even when market assumptions are not readily available, the Fund’s own assumptions are set to reflect those that market participants would use in pricing the asset or liability at the measurement date. The Funds use prices and inputs that are current as of the measurement date.

Investments which are generally included in the Level 3 category are primarily valued using quoted prices from brokers and dealers participating in the market for these investments. These investments are classified as Level 3 investments due to the lack of market transparency and market corroboration to support these quoted prices. Valuation models may be used as the pricing source for other investments classified as Level 3. Valuation models rely on one or more significant unobservable inputs. Frequently, fair value of these investments is determined in good faith by the Manager under procedures established and periodically reviewed by the Fund’s Board of Directors.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those instruments. For example, short-term securities held in Money Market Fund are valued using amortized cost, as permitted under Rule 2a-7 of the Investment Company Act of 1940. Generally, amortized cost approximates the current fair value of these securities, but because the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

The beginning of the period timing recognition is being adopted for the significant transfers between levels of each Fund’s assets and liabilities. Certain transfers may occur as a result of the Fund’s valuation policies for international securities which involve fair value estimates based on observable market inputs when significant events occur between the local close and the time the net asset value of the Fund is calculated. There were no significant transfers between Levels 1 and Level 2 or into/out of Level 3 at February 29, 2012.

19

NOTES TO FINANCIAL STATEMENTS
PRINCIPAL FUNDS,INC.
February 29, 2012 (unaudited)

4. Fair Valuation (continued)

The following is a summary of the inputs used as of February 29, 2012 in valuing the Funds' securities carried at value (amounts shown in thousands):

		Level 2 - Other
	Level 1 - Quoted	Significant Observable	Level 3 - Significant
Fund	Prices	Inputs	Unobservable Inputs Totals (Level 1,2,3)

Diversified Real Asset Fund
Bonds	$—	$95,343	$—	$95,343
Commodity Indexed Structured Notes	—	72,162	—	72,162
Common Stocks
Basic Materials	29,240	—	—	29,240
Communications	8,612	—	—	8,612
Consumer, Cyclical	522	—	—	522
Consumer, Non-cyclical	7,382	—	—	7,382
Diversified	1,702	—	—	1,702
Energy	202,170	—	281	202,451
Financial	109,994	511	—	110,505
Industrial	6,250	—	—	6,250
Utilities	36,027	—	—	36,027
Preferred Stocks	961	—	—	961
Repurchase Agreements	—	85,218	—	85,218
Senior Floating Rate Interests	—	55,247	160	55,407
U.S. Government & Government Agency Obligations	—	324,324	—	324,324
Total investments in securities $	402,860	$632,805	$441	$1,036,106
Assets
Foreign Exchange Contracts**
Foreign Currency Contracts	$—	$281	$—	$281
Interest Rate Contracts**
Futures	$156	$—	$—	$156
Liabilities
Foreign Exchange Contracts**
Foreign Currency Contracts	$—	$(212)	$—	$(212)
Interest Rate Contracts**
Futures	$(58)	$—	$—	$(58)

20

NOTES TO FINANCIAL STATEMENTS
PRINCIPAL FUNDS, INC.
February 29, 2012 (unaudited)

4. Fair Valuation (continued)
		Level 2 - Other
	Level 1 - Quoted	Significant Observable	Level 3 - Significant
Fund	Prices	Inputs	Unobservable Inputs Totals (Level 1,2,3)

Global Multi-Strategy Fund
Bonds	$—	$57,105	$1,710	$58,815
Common Stocks*	178,362	—	—	178,362
Convertible Bonds	—	33,425	1,283	34,708
Convertible Preferred Stocks*	526	—	—	526
Municipal Bonds	—	4,520	—	4,520
Preferred Stocks
Consumer, Cyclical	—	11	—	11
Consumer, Non-cyclical	—	52	—	52
Repurchase Agreements	—	14,900	—	14,900
Senior Floating Rate Interests	—	3,577	—	3,577
U.S. Government & Government Agency Obligations	—	36,809	—	36,809
Purchased Swaptions	—	92	4	96
Purchased Options	—	1,013	4	1,017
Total investments in securities $	178,888	$151,504	$3,001	$333,393

Assets
Credit Contracts**
Credit Default Swaps	$—	$42	$—	$42
Credit Default Swaptions	$—	$7	$—	$7
Equity Contracts**
Futures	$487	$—	$—	$487
Options	$—	$698	$—	$698
Total Return Equity Basket Swaps	$—	$62	$—	$62
Total Return Swaps	$—	$4	$—	$4
Foreign Exchange Contracts**
Foreign Currency Contracts	$—	$3,638	$—	$3,638
Written Options	$—	$32	$—	$32
Interest Rate Contracts**
Futures	$218	$32	$—	$218
Interest Rate Swaps	$—	$24	$—	$24
Interest Rate Swaptions	$—	$17	$—	$17
Total Return Swaps	$—	$70	$—	$70
Liabilities
Credit Contracts**
Credit Default Swaps	$—	$(127)	$(3)	$(130)
Credit Default Swaptions	$—	$(6)	$—	$(6)
Equity Contracts**
Futures	$(3,405)	$—	$—	$(3,405)
Options	$—	$(118)	$—	$(118)
Foreign Exchange Contracts**
Foreign Currency Contracts	$—	$(2,908)	$—	$(2,908)
Interest Rate Contracts**
Futures	$(43)	$—	$—	$(43)
Interest Rate Swaps	$—	$(9)	$(4)	$(13)
Interest Rate Swaptions	$—	$(3)	$—	$(3)
Total Return Swaps	$—	$(21)	$—	$(21)
Short Sales**
Common Stocks	$(9,310)	$—	$—	$(9,310)
Short Sales**
U.S. Government & Government Agency Obligations	$—	$74	$—	$74

Preferred Securities Fund
Bonds	$—	$1,645,834	$2,352	$1,648,186
Common Stocks*	2,156	—	—	2,156
Convertible Preferred Stocks*	15,052	—	—	15,052
Preferred Stocks
Communications	124,987	41,744	—	166,731
Energy	3,181	—	—	3,181
Financial	1,391,897	103,722	—	1,495,619
Government	—	27,474	—	27,474
Utilities	124,042	15,154	—	139,196
Repurchase Agreements	—	196,091	—	196,091
Total investments in securities $	1,661,315	$2,030,019	$2,352	$3,693,686

21

NOTES TO FINANCIAL STATEMENTS
PRINCIPAL FUNDS, INC.
February 29, 2012 (unaudited)

4. Fair Valuation (continued)
		Level 2 - Other
	Level 1 - Quoted	Significant Observable	Level 3 - Significant
Fund	Prices	Inputs	Unobservable Inputs	Totals (Level 1,2,3)

Small-MidCap Dividend Income Fund
Common Stocks*	$244,892	$—	$—	$244,892
Convertible Preferred Stocks	5,677	—	—	5,677
Repurchase Agreements	—	8,246	—	8,246
Total investments in securities $	250,569	$8,246	$—	$258,815

*	For additional detail regarding sector classifications, please see the Schedules of Investments.
**	Futures, Foreign Currency Contracts, Options, Swaptions and Swaps are valued at the unrealized appreciation/(depreciation) of the instrument.

The changes in investments measured at fair value for which the Funds’ have used level 3 inputs to determine fair value are as follows (amounts shown in thousands):

			Accrued
			Discounts/
			Premiums						Net Change in Unrealized
	Value	Realized and Change			Proceeds Transfers Transfers			Value Appreciation/(Depreciation)
August 30,		Gain/	in Unrealized		from	into Level	Out of	February	on Investments Held at
Fund	2011	(Loss)	Gain/(Loss) Purchases		Sales	3*	Level 3*	29, 2012	February 29, 2012

Diversified Real Asset Fund
Common Stocks
Energy	$308	$—	$(27)	$—	$—	$—	$—	$281	$(27)
Senior Floating	—	—	—	160	—	—	—	160	—
Rate Interests
Total $	308	$—	$(27)	$160	$—	$—	$—	$441	$(27)

Global Multi-Strategy Fund
Bonds	$—	$—	$44	$1,666	$—	$—	$—	$1,710	$48
Convertible	—	—	12	1,271	—	—	—	1,283	20
Bonds
Credit Default	—	—	(3)	—	—	—	—	(3)	(3)
Swaps
Interest Rate	—	—	(4)	—	—	—	—	(4)	(4)
Swaps
Purchased	—	—	(14)	18	—	—	—	4	(14)
Swaptions
Purchased	—	—	(11)	15	—	—	—	4	(11)
Options
Total $	—	$—	$24	$2,970	$—	$—	$—	$2,994	$36

Preferred Securities Fund
Bonds	$2,396	$—	$(44)	$—	$—	$—	$—	$2,352	$(44)
Total $	2,396	$—	$(44)	$—	$—	$—	$—	$2,352	$(44)

*Securities are transferred into Level 3 for a variety of reasons including, but not limited to:
1. Securities where trading has been halted.
2. Securities that have certain restrictions on trading.
3. Instances where a security is illiquid.
4. Instances in which a security is not priced by pricing services.
**Securities are transferred out of Level 3 for a variety of reasons including, but not limited to:
1. Securities where trading resumes.
2. Securities where trading restrictions have expired.
3. Instances where a security is no longer illiquid.
4. Instances in which a price becomes available from a pricing service.

22

NOTES TO FINANCIAL STATEMENTS
PRINCIPAL FUNDS,INC.
February 29, 2012 (unaudited)

5. Management Agreement and Transactions with Affiliates

Management Services. The Funds have agreed to pay investment advisory and management fees to the Manager (wholly owned by Principal Financial Services, Inc.) computed at an annual percentage rate of each of the Funds’ average daily net assets. A portion of the management fee is paid by the Manager to the sub-advisor of each of the Funds, some of which are affiliates of the Manager. The annual rates used in this calculation for the Funds are as follows:

		Net Assets of Fund (in millions)
	First	Next	Next	Over $1.5
	$500	$500	$500	billion
Diversified Real Asset Fund	.85%	.83%	.81%	.80%
Global Multi-Strategy Fund	1.60%	1.58%	1.56%	1.55%
Small-MidCap Dividend Income Fund	.80%	.78%	.76%	.75%

			Net Assets of Fund (in millions)
	First	Next	Next	Next	Next $1	Over $3
	$500	$500	$500	$500	billion	billion
Preferred Securities Fund	.75%	.73%	.71%	.70%	.69%	.68%

In addition to the management fee, R-1, R-2, R-3, R-4, and R-5 classes of shares of the Funds pay the Manager a service fee and an administrative service fee computed at an annual percentage rate of each class’s average daily net assets. The annual rates for the service fee are .25%, .25%, .25%, .25%, and .25% and the annual rates for the administrative service fee are .28%, .20%, .07%, .03%, and .01% for R-1, R-2, R-3, R-4, and R-5, respectively. Class A, Class C, Class J, Class P, and Institutional shares of the Funds reimburse Principal Shareholder Services, Inc. (the “Transfer Agent”) (wholly owned by the Manager) for transfer agent services.

The Manager has contractually agreed to limit the expenses (excluding interest the Funds incur in connection with investments they make) for certain classes of shares of certain of the Funds. The reductions and reimbursements are in amounts that maintain total operating expenses at or below certain limits. The limits are expressed as a percentage of average daily net assets attributable to each class of shares on an annualized basis during the reporting period. The operating expense limits are as follows:

	Period from September 1, 2011 through February 29, 2012
	Class A	Class C	Institutional	Expiration
Diversified Real Asset Fund	1.25%	2.00%	.95%	December 31, 2012
Global Multi-Strategy Fund	2.00	N/A	1.65	December 31, 2012
Small-MidCap Dividend Income Fund	1.40	N/A	N/A	February 28, 2013

In addition, the Manager has contractually agreed to limit Class P expenses other than management and investment advisory fees and, if necessary, pay expenses normally payable by the Fund, excluding interest expense. The limits are expressed as a percentage of average daily net assets attributable to each class of shares on an annualized basis during the reporting period. The limits are as follows:

	Period from September 1, 2011 through February 29, 2012
	Class P	Expiration
Diversified Real Asset Fund	.20%	December 31, 2012
Global Multi-Strategy Fund	.20	December 31, 2012
Preferred Securities Fund	.20	February 28, 2013
Small-MidCap Dividend Income Fund	.20	February 28, 2013

The Manager has voluntarily agreed to limit the expenses (excluding interest the Fund incurs in connection with investments they make and acquired fund fees and expenses) attributable to Institutional class shares of Preferred Securities Fund. The expense limit will maintain a total level of operating expenses (expressed as a percentage of average net assets on an annualized basis) not to exceed .76%. The expense limit may be terminated at any time.

Distribution Fees. The Class A, Class C, Class J, R-1, R-2, R-3 and R-4 classes of shares of the Funds bear distribution fees. The fee is computed at an annual rate of the average daily net assets attributable to each class of each of the Funds. Distribution fees are paid to Principal Funds Distributor, Inc., the principal distributor of the Funds. A portion of the distribution fees may be paid to other selling dealers for providing certain services. The annual rates are .25%, 1.00%, .45%, .35%, .30%, .25%, and .10% for Class A, Class C, Class J, R-1, R-2, R-3, and R-4 classes of shares, respectively.

Principal Funds Distributor, Inc. has contractually agreed to limit the distribution fees attributable to Class J shares. The limit will maintain the level of distribution fees not to exceed .25% for Class J shares. Prior to January 1, 2012, the limit was a voluntary limit of .30%.

23

NOTES TO FINANCIAL STATEMENTS
PRINCIPAL FUNDS,INC.
February 29, 2012 (unaudited)

5. Management Agreement and Transactions with Affiliates (continued)

Sales Charges. Principal Funds Distributor, Inc. as the principal distributor, receives proceeds of any CDSC on certain Class A, Class C, and Class J share redemptions. The charge for Class A shares is 1.00% of the lesser of current market value or the cost of shares redeemed within 12 months of purchase that were originally sold without a sales charge. The charge for Class C shares is 1.00% of the lesser of current market value or the cost of shares redeemed within 12 months of purchase. The charge for Class J shares is 1.00% of the lesser of current market value or the cost of shares redeemed within 18 months of purchase. Principal Funds Distributor, Inc. also retains sales charges on sales of Class A shares based on declining rates which begin at 3.75% for Diversified Real Asset Fund, Global Multi-Strategy Fund and Preferred Securities Fund, and 5.50% for Small-MidCap Dividend Income Fund. The aggregate amounts of these charges retained by Principal Funds Distributor, Inc. for the period ended February 29, 2012, were as follows (in thousands):

	Class A	Class C	Class J
Diversified Real Asset Fund	$51	$17	N/A
Global Mulit-Strategy Fund	5	—	N/A
Preferred Securities Fund	237	64	$2
Small-MidCap Dividend Income Fund	19	N/A	N/A

Affiliated Ownership. At February 29, 2012, Principal Life Insurance Company (an affiliate of the Manager), Princor Financial Services Corporation, Collective Investment Trusts sponsored by Principal Trust Company, and benefit plans and separate accounts sponsored on behalf of Principal Life Insurance Company owned shares of the Funds as follows (amounts in thousands):

	Class A	Class P	Institutional
Diversified Real Asset Fund	—	—	12,617
Global Mulit-Strategy Fund	—	1	—
Preferred Securities Fund	—	—	6,636
Small-MidCap Dividend Income Fund	1	—	—

Affiliated Brokerage Commissions. With respect to Preferred Securities Fund, $89,000 of brokerage commission was paid to Spectrum Asset Management, Inc., a member of the Principal Financial Group. The other Funds did not pay brokerage commissions to any member of the Principal Financial Group during the periods ended February 29, 2012.

6. Investment Transactions

For the period ended February 29, 2012, the cost of investment securities purchased and proceeds from investment securities sold (not including short-term investments and U.S. government securities) by the Funds were as follows (amounts shown in thousands):

			Covers on
			Securities	Securities
	Purchases	Sales	Sold Short	Sold Short
Diversified Real Asset Fund	$511,815	$371,599	$—	$—
Global Multi-Strategy Fund	401,408	120,001	67,160	173,964
Preferred Securities Fund	380,959	215,115	—	—
Small-MidCap Dividend Income Fund	39,285	28,335	—	—

For the period ended February 29, 2012, the cost of U.S. government securities purchased and proceeds from U.S. government securities sold (not including short-term investments) by the Funds were as follows (amounts shown in thousands):

			Securities
	Purchases	Sales	Sold Short
Diversified Real Asset Fund	$302,272	$245,972	$—
Global Multi-Strategy Fund	42,293	29,454	7,845

24

NOTES TO FINANCIAL STATEMENTS
PRINCIPAL FUNDS,INC.
February 29, 2012 (unaudited)

7. Federal Tax Information

Distributions to Shareholders. The federal income tax character of distributions paid for the periods ended February 29, 2012, and August 31, 2011 were as follows (amounts in thousands):

			Long-Term
	Ordinary Income		Capital Gain*
	2011	2010	2011	2010
Diversified Real Asset Fund	$9,919	$2,764	$15,395	$76
Preferred Securities Fund	105,716	192,240	11,597	11,262
Small-MidCap Dividend Income Fund	5,504	–	–	–

*The funds designate these distributions as long-term capital gain dividends per IRC Sec. 852 (b)(3)(C).

For U.S. federal income tax purposes, short-term capital gain distributions are considered ordinary income distributions.

Distributable Earnings. As of August 31, 2011, the components of distributable earnings on a federal tax basis were as follows (amounts in thousands):

	Undistributed	Undistributed
	Ordinary Income	Long-Term Capital Gains
Diversified Real Asset Fund	$8,968	$14,921
Preferred Securities Fund	2,840	11,588
Small-MidCap Dividend Income Fund	1,589	—

Distributable earnings reflect certain limitations imposed by Sections 381-384 of the Internal Revenue Code.

Capital Loss Carryforwards. Capital loss carryforwards are losses that can be used to offset future capital gains of the Funds. At August 31, 2011, the Funds had approximate net capital loss carryforwards as follows (amounts in thousands):

	Net Capital Loss
	Carryforward Expiring In:
			No		Annual
	2016	2017	Expiration	Total	Limitations*
Preferred Securities Fund	$51,579	$61,538	$–	$113,117	$61,132
Small-MidCap Dividend Income Fund	–	–	1,019	1,019	–

*In accordance with Sections 381-384 of the Internal Revenue Code, a portion of certain Fund’s losses have been subjected to an annual limitation.

As of August 31, 2011, Preferred Securities Fund utilized $58,213,000 of capital loss carryforward.

With respect to Small-MidCap Dividend Income Fund, capital losses generated during the fiscal year ending August 31, 2011 will be subject to the provisions of the Regulated Investment Company Modernization Act of 2010. With respect to all of the other Funds, capital losses generated during the fiscal year ending August 31, 2012 will be subject to the provisions of the Regulated Investment Company Modernization Act of 2010. Effective for taxable years beginning after the enactment date of the Act, if capital losses are not reduced by capital gains during the fiscal year, the losses will be carried forward with no expiration and with the short-term or long-term character of the loss retained. Capital loss carryforwards generated in future years must be fully utilized before those capital loss carryforwards listed with noted expiration dates in the table above.

Post-October Losses. Post-October losses are certain capital and foreign currency losses which occur during the portion of a regulated investment company’s taxable year subsequent to October 31. These losses have been deferred until the first day of the next taxable year. At August 31, 2011, Diversified Real Asset Fund had an approximate post-October loss of $91,000.

Reclassification of Capital Accounts. The Funds may record reclassifications in their capital accounts. These reclassifications have no impact on the total net assets of the Funds. The reclassifications are a result of permanent differences between GAAP and tax accounting. Adjustments are made to reflect the impact these items have on current and future distributions to shareholders. Therefore, the source of the Funds’ distributions may be shown in the accompanying Statement of Changes in Net Assets as from net investment income, from net realized gains on investments or from capital depending on the type of book and tax differences that exist. For the periods ended August 31, 2011, the Funds recorded reclassifications as follows (amounts in thousands):

	Accumulated
	Undistributed Net	Accumulated Net Realized
	Investment Income	Gain on Investments
Diversified Real Asset Fund	$(169)	$169
Preferred Securities Fund	780	(780)
Small-MidCap Dividend Income Fund	(14)	14

25

Schedule of Investments
Diversified Real Asset Fund
February 29, 2012 (unaudited)

COMMON STOCKS - 38.69%	Shares Held	Value (000	's)	COMMON STOCKS (continued)	Shares Held	Value (000	's)

Agriculture - 0.03%				Mining (continued)
Adecoagro SA (a)	36,547	$332		First Quantum Minerals Ltd	89,615	$2,051
				First Uranium Corp (a)	27,218	5
				Freeport-McMoRan Copper & Gold Inc	39,617	1,686
Building Materials - 0.17%				Gabriel Resources Ltd (a)	70,726	432
Indocement Tunggal Prakarsa Tbk PT	456,308	883		Highland Gold Mining Ltd	9,090	23
Semen Gresik Persero Tbk PT	747,921	933		Impala Platinum Holdings Ltd ADR	33,581	734
		$1,816		Kinross Gold Corp	72,885	808
Chemicals - 0.14%				Nevsun Resources Ltd	62,532	258
Mosaic Co/The	18,201	1,051		Newcrest Mining Ltd	25,465	915
Potash Corp of Saskatchewan Inc	9,577	446		Northern Dynasty Minerals Ltd (a)	46,424	321
		$1,497		Pan American Silver Corp	38,032	953
				Pilot Gold Inc (a)	7,676	14
Coal - 0.17%				Platinum Group Metals Ltd (a)	120,284	172
Adaro Energy Tbk PT	3,853,018	820		Quadra FNX Mining Ltd (a)	24,444	370
Consol Energy Inc	27,004	967		Randgold Resources Ltd ADR	18,464	2,118
		$1,787		Rio Tinto PLC ADR	20,530	1,169
				Seabridge Gold Inc (a)	15,419	365
Commercial Services - 0.68%
Abertis Infraestructuras SA	110,100	1,881		SEMAFO Inc	135,374	908
Atlantia SpA	98,000	1,641		Silver Wheaton Corp	27,852	1,069
DP World Ltd (a)	3,250	39		Southern Copper Corp	15,238	490
				Tahoe Resources Inc (a)	21,461	458
Shenzhen International Holdings Ltd	14,348,600	999
Sichuan Expressway Co Ltd (a)	1,298,900	603		Western Areas NL	39,503	241
Transurban Group	314,200	1,887		Xstrata PLC	74,436	1,421
		$7,050				$25,177

Electric - 1.19%				Miscellaneous Manufacturing - 0.03%
				Neo Material Technologies Inc (a)	32,371	285
DUET Group	1,445,848	2,760
ITC Holdings Corp	22,800	1,721
NorthWestern Corp	27,000	938		Oil & Gas - 4.77%
PG&E Corp	89,800	3,743		Advantage Oil & Gas Ltd (a)	38,410	149
Red Electrica Corp SA	44,800	2,262		Anadarko Petroleum Corp	27,209	2,289
Spark Infrastructure Group	627,300	918		Apache Corp	15,018	1,621
		$12,342		Bankers Petroleum Ltd (a)	119,149	588
Energy - Alternate Sources - 0.03%				Berry Petroleum Co	19,876	1,072
Linc Energy Ltd (a)	183,999	294		BG Group PLC	65,668	1,585
				Bill Barrett Corp (a)	23,933	700
				Bonavista Energy Corp	20,199	470
Engineering & Construction - 0.23%				Cairn Energy PLC (a)	37,727	207
Flughafen Zuerich AG	2,500	967		Carrizo Oil & Gas Inc (a)	29,328	826
Fraport AG Frankfurt Airport Services	23,100	1,421		Cimarex Energy Co	17,741	1,431
Worldwide				Cobalt International Energy Inc (a)	61,275	1,842
		$2,388		Concho Resources Inc (a)	25,990	2,777
				Denbury Resources Inc (a)	72,567	1,445
Gas - 1.62%				Energy XXI Bermuda Ltd (a)	17,396	651
CenterPoint Energy Inc	100,300	1,955		Ensco PLC ADR	23,322	1,360
National Grid PLC	796,100	8,125		EOG Resources Inc	12,678	1,444
NiSource Inc	80,000	1,920		Far East Energy Corp (a)	309,779	92
Sempra Energy	49,100	2,909		FX Energy Inc (a)	15,972	101
Snam SpA	397,300	1,923		Helmerich & Payne Inc	17,541	1,075
		$16,832		Hess Corp	14,948	970
Holding Companies - Diversified - 0.16%				HollyFrontier Corp	45,429	1,482
Wharf Holdings Ltd	271,900	1,702		HRT Participacoes em Petroleo SA (a)	487	192
				Kodiak Oil & Gas Corp (a)	75,633	733
				Kosmos Energy Ltd (a)	22,362	313
Iron & Steel - 0.25%				Laredo Petroleum Holdings Inc (a)	18,095	459
Cliffs Natural Resources Inc	23,069	1,464		Marathon Petroleum Corp	31,707	1,317
Reliance Steel & Aluminum Co	20,514	1,102		MEG Energy Corp (a)	10,221	450
		$2,566		MEG Energy Corp (a),(b),(c),(d)	6,400	281
Lodging - 0.05%				Nabors Industries Ltd (a)	28,246	615
Starwood Hotels & Resorts Worldwide Inc	9,677	522		Newfield Exploration Co (a)	16,213	584
				Niko Resources Ltd	8,241	389
				Noble Energy Inc	26,562	2,594
Mining - 2.42%				Occidental Petroleum Corp	20,177	2,106
African Rainbow Minerals Ltd	36,662	932		OGX Petroleo e Gas Participacoes SA (a)	166,144	1,648
Alacer Gold Corp (a)	95,692	924		Oil Search Ltd	121,849	909
Alamos Gold Inc	44,215	824		Pacific Rubiales Energy Corp	53,815	1,563
BHP Billiton Ltd ADR	18,814	1,445		Patterson-UTI Energy Inc	46,867	910
Cia de Minas Buenaventura SA ADR	30,126	1,209		QGEP Participacoes SA	45,315	396
Detour Gold Corp (a)	17,589	483		Quicksilver Resources Inc (a)	76,896	426
Eldorado Gold Corp	105,316	1,609		Rosetta Resources Inc (a)	23,569	1,203
European Goldfields Ltd (a)	58,267	770

See accompanying notes

26

     Schedule of Investments Diversified Real Asset Fund February 29, 2012 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value (000	's)	COMMON STOCKS (continued)	Shares Held	Value (000	's)

Oil & Gas (continued)				Real Estate (continued)
Rowan Cos Inc (a)	32,649	$1,204		Hongkong Land Holdings Ltd	302,300	$1,672
Sanchez Energy Corp (a)	17,132	410		Hufvudstaden AB	36,500	405
Southwestern Energy Co (a)	44,183	1,461		Mitsubishi Estate Co Ltd	188,600	3,411
Suncor Energy Inc	43,910	1,578		Mitsui Fudosan Co Ltd	161,000	3,054
Sunoco Inc	23,900	923		New World Development Co Ltd	228,200	314
Talisman Energy Inc	87,377	1,201		Renhe Commercial Holdings Co Ltd	8,448,100	1,013
Whiting Petroleum Corp (a)	27,029	1,585		Soho China Ltd	810,500	591
		$49,627		Sponda OYJ	111,100	468
				Sun Hung Kai Properties Ltd	284,000	4,372
Oil & Gas Services - 1.86%				Supalai PCL (d)	1,096,400	511
Cameron International Corp (a)	44,979	2,506
				Swire Properties Ltd (a)	147,800	364
Core Laboratories NV	6,277	764				$22,497
Dresser-Rand Group Inc (a)	19,529	1,026
Dril-Quip Inc (a)	31,455	2,201		REITS - 8.36%
FMC Technologies Inc (a)	24,929	1,257		Advance Residence Investment Corp	279	517
Halliburton Co	58,604	2,144		American Assets Trust Inc	37,492	807
Key Energy Services Inc (a)	91,812	1,566		American Tower Corp	112,800	7,059
Lufkin Industries Inc	15,144	1,206		Astro Japan Property Group	190,767	421
National Oilwell Varco Inc	38,410	3,170		Australand Property Group	191,100	543
Schlumberger Ltd	31,189	2,421		AvalonBay Communities Inc	16,804	2,179
Targa Resources Corp	25,600	1,137		Boardwalk Real Estate Investment Trust	17,000	956
		$19,398		Boston Properties Inc	27,083	2,750
				BRE Properties Inc	20,839	1,009
Pipelines - 12.62%				Cambridge Industrial Trust	1,318,400	548
Buckeye Partners LP (b)	87,333	5,223
				Camden Property Trust	26,474	1,641
Chesapeake Midstream Partners LP	123,100	3,516		Canadian Real Estate Investment Trust	29,600	1,144
Copano Energy LLC (b)	75,900	2,822
				CapLease Inc	48,200	194
DCP Midstream Partners LP	33,820	1,647		Centro Retail Australia (a)	297,800	596
El Paso Corp	70,400	1,958		Champion REIT	2,055,300	917
Enbridge Energy Partners LP	101,500	3,304		Charter Hall Retail REIT	198,500	668
Enbridge Inc	198,800	7,667		Colonial Properties Trust	39,891	819
Energy Transfer Equity LP	82,200	3,575		CubeSmart	93,800	1,058
Energy Transfer Partners LP	101,100	4,792		CYS Investments Inc	68,797	934
Enterprise Products Partners LP	200,000	10,376		Dexus Property Group	1,120,800	1,076
Gibson Energy Inc	44,900	968		Digital Realty Trust Inc	19,663	1,426
Holly Energy Partners LP (b)	27,900	1,708
				Dundee Real Estate Investment Trust	25,500	887
Kinder Morgan Energy Partners LP	93,300	8,304		DuPont Fabros Technology Inc	13,201	302
Kinder Morgan Inc/Delaware	57,900	2,040		Education Realty Trust Inc	60,184	619
Magellan Midstream Partners LP (b)	130,900	9,578
				Entertainment Properties Trust	16,625	756
MarkWest Energy Partners LP	54,400	3,254		Equity One Inc	55,450	1,055
Oiltanking Partners LP (b)	17,081	553
				Equity Residential	53,839	3,063
ONEOK Inc	28,800	2,380		Essex Property Trust Inc	8,718	1,220
ONEOK Partners LP	125,820	7,323		Extra Space Storage Inc	48,063	1,267
Plains All American Pipeline LP	125,800	10,404		Federal Realty Investment Trust	13,579	1,295
Provident Energy Ltd	78,700	944		General Growth Properties Inc	23,282	379
Regency Energy Partners LP	167,600	4,441		Glimcher Realty Trust	121,372	1,202
Spectra Energy Corp	183,900	5,771		Great Portland Estates PLC	157,371	884
Sunoco Logistics Partners LP	122,700	4,791		Hammerson PLC	163,509	1,019
Targa Resources Partners LP	106,800	4,544		HCP Inc	43,766	1,729
TC Pipelines LP	23,070	1,071		Hersha Hospitality Trust	104,472	525
Tesoro Logistics LP	15,000	547		Host Hotels & Resorts Inc	131,421	2,074
TransCanada Corp	101,400	4,465		ICADE	8,647	716
Western Gas Partners LP (b)	74,700	3,421
Williams Partners LP (b)	160,078	9,958		Japan Real Estate Investment Corp	120	1,060
				Japan Retail Fund Investment Corp	500	749
		$131,345		Klepierre	33,320	1,058
Publicly Traded Investment Fund - 0.09%				Land Securities Group PLC	155,139	1,666
Bilfinger Berger Global Infrastructure SICAV	282,300	476		LaSalle Hotel Properties	33,523	894
SA (a)				Link REIT/The	399,600	1,499
John Laing Infrastructure Fund Ltd	274,200	478		Lippo Malls Indonesia Retail Trust	1,281,600	405
		$954		LTC Properties Inc	18,700	577
				Mapletree Commercial Trust	737,000	513
Real Estate - 2.16%				Mirvac Group	1,255,862	1,616
Brookfield Office Properties Inc	55,000	956		Mori Trust Sogo Reit Inc	63	577
CapitaLand Ltd	397,400	979		Nippon Building Fund Inc	71	680
Castellum AB	74,500	981		Northern Property Real Estate Investment	26,000	872
China Overseas Land & Investment Ltd	244,300	512		Trust
FKP Property Group	776,729	458		Pennsylvania Real Estate Investment Trust	29,900	401
Growthpoint Properties Ltd	256,017	700		ProLogis Inc	26,039	876
GSW Immobilien AG (a)	24,400	767		PS Business Parks Inc	17,511	1,093
Hang Lung Properties Ltd	147,800	559		Public Storage	20,896	2,802
Henderson Land Development Co Ltd	65,300	410		Ramco-Gershenson Properties Trust	66,465	736

See accompanying notes

27

Schedule of Investments
Diversified Real Asset Fund
February 29, 2012 (unaudited)

	COMMON STOCKS (continued)	Shares Held		Value (000	's)			Principal

	REITS (continued)						BONDS (continued)	Amount (000's)	Value	(000	's)
	RioCan Real Estate Investment Trust	28,200		$773			Finance - Mortgage Loan/Banker (continued)
	Saul Centers Inc	16,900		640			Freddie Mac (continued)
	Shaftesbury PLC	109,898		857			0.21%, 05/06/2013(e)	$5,000		$5,008
	Simon Property Group Inc	44,775		6,066			1.00%, 08/28/2012	8,000		8,034
	SL Green Realty Corp	25,769		1,960			1.13%, 07/27/2012	5,000		5,019
	Suntec Real Estate Investment Trust	814,700		801						$71,609
	Unibail-Rodamco SE	13,300		2,569			TOTAL BONDS			$95,343
	United Urban Investment Corp	700		770			COMMODITY INDEXED STRUCTURED	Principal
	Ventas Inc	27,818		1,556		NOTES	- 6.93%	Amount (000's)	Value	(000	's)
	Vornado Realty Trust	12,184		996
	Westfield Group	373,710		3,523		Banks	- 5.48%
	Westfield Retail Trust	683,983		1,841			BNP Paribas Capital Trust V; Dow Jones -
	Workspace Group PLC	104,450		374			UBS Commodity Index Linked Notes
							0.00%, 03/27/2013(a),(e)	5,400		5,371
				$87,054
							CIBC; Dow Jones - UBS Commodity Index
	Shipbuilding - 0.02%						Linked Notes
	OSX Brasil SA (a)	23,436		215			0.02%, 12/04/2012(e)	10,000		9,839
							Deutsche Bank AG; Dow Jones - UBS
	Telecommunications - 0.83%						Commodity Index Linked Notes
							0.10%, 12/17/2012(e)	5,900		6,471
	Crown Castle International Corp (a)	64,800		3,357
							0.10%, 01/11/2013(e)	5,000		5,805
	Eutelsat Communications SA	25,500		951
	SBA Communications Corp (a)	60,600		2,844			JP Morgan; Dow Jones - UBS Commodity
	SES SA	60,500		1,460			Index Linked Notes
							0.46%, 10/25/2012(e)	10,000		10,139
				$8,612			Morgan Stanley; Dow Jones - UBS
	Transportation - 0.15%						Commodity Index Linked Notes
	Groupe Eurotunnel SA	166,400		1,444			0.10%, 12/10/2012(e)	11,000		10,529
	Guangshen Railway Co Ltd	260,000		102			Societe Generale; Dow Jones - UBS
				$1,546			Commodity Index Linked Notes
							0.24%, 11/27/2012(e)	9,300		8,902
Water	- 0.66%									$57,056
	American Water Works Co Inc	56,400		1,933
	Severn Trent PLC	98,700		2,473			Sovereign - 1.45%
	United Utilities Group PLC	251,500		2,447			Swedish Export Credit; Dow Jones - UBS
				$6,853			Commodity Index Linked Notes
	TOTAL COMMON STOCKS			$402,691			0.00%, 11/21/2012(a),(e)	12,900		15,106
	PREFERRED STOCKS - 0.09%	Shares Held	Value	(000	's)
							TOTAL COMMODITY INDEXED STRUCTURED NOTES			$72,162
	Electric - 0.09%						SENIOR FLOATING RATE INTERESTS - 5.33%	Principal
	Eletropaulo Metropolitana Eletricidade de Sao	44,600		961				Amount (000's)	Value	(000	's)
	Paulo SA
							Airlines - 0.07%
	TOTAL PREFERRED STOCKS			$961			United Air Lines Inc, Term Loan B
		Principal					0.00%, 02/01/2014(e),(f)	$750		$729
BONDS	- 9.16%	Amount (000's)		Value (000	's)

	Federal & Federally Sponsored Credit - 2.28%						Automobile Parts & Equipment - 0.14%
	Federal Farm Credit Bank						Federal-Mogul Corporation, Term Loan B
	0.19%, 04/10/2012(e)	$4,000		$4,000			0.00%, 12/27/2013(e),(f)	993		950
	0.24%, 08/13/2012(e)	1,900		1,901			Federal-Mogul Corporation, Term Loan C
	0.24%, 02/01/2013(e)	6,000		6,002			0.00%, 12/27/2015(e),(f)	507		485
	0.30%, 05/03/2013(e)	5,000		5,003						$1,435
	0.40%, 07/02/2012	2,000		2,002			Biotechnology - 0.24%
	1.00%, 06/04/2012	4,815		4,826			Fenwal Inc, Delayed Draw 1st Lien Term
				$23,734			Loan
	Finance - Mortgage Loan/Banker - 6.88%						0.00%, 02/28/2014(e),(f)	377		366
	Fannie Mae						Fenwal Inc, Initial 1st Lien Term Loan
	0.27%, 08/23/2012(e)	4,000		4,003			0.00%, 02/28/2014(e),(f)	2,198		2,138
	0.27%, 11/23/2012(e)	2,000		2,002						$2,504
	0.30%, 12/03/2012	4,000		4,005			Chemicals - 0.21%
	1.13%, 07/30/2012	5,000		5,021			Tronox Inc, 1st Lien Term Loan
	Federal Home Loan Banks						0.00%, 02/03/2018(e),(f)	786		785
	0.17%, 04/02/2012	10,000		10,000			Tronox Inc, Delayed DrawTerm Loan
	0.20%, 04/30/2013	3,000		2,998			0.00%, 02/03/2018(e),(f)	214		214
	0.21%, 11/01/2012(e)	5,000		5,002
							Univar Inc, Term Loan B
	0.24%, 04/12/2013	6,000		5,999			5.00%, 06/30/2017(e),(f)	1,250		1,240
	0.40%, 09/21/2012	3,000		3,000						$2,239
	0.47%, 12/20/2012(e)	4,000		4,006
	1.13%, 05/18/2012	4,000		4,009			Commercial Services - 0.31%
	Freddie Mac						Ceridian Corporation, Term Loan
	0.21%, 03/21/2013(e)	3,500		3,503			3.24%, 11/09/2014(e)	850		804

See accompanying notes

28

Schedule of Investments
Diversified Real Asset Fund
February 29, 2012 (unaudited)

	SENIOR FLOATING RATE INTERESTS	Principal			SENIOR FLOATING RATE INTERESTS	Principal
	(continued)	Amount (000's) Value (000's)			(continued)	Amount (000's) Value (000's)

	Commercial Services (continued)				Leisure Time - 0.11%
	Harland Clarke Holdings Corp,Term Loan B				Sabre Inc, Initial Term Loan
	0.00%, 06/30/2014(e),(f)	$1,000	$914		0.00%, 09/30/2014(e),(f)	$1,250	$1,172
	Interactive Data Corp, Term Loan
	0.00%, 02/11/2018(e),(f)	500	499
	Pharmaceutical Product Development Inc,				Lodging - 0.09%
	Term Loan				Caesars Entertainment Operating Co Inc, Term

	0.00%, 10/10/2018(e),(f)	1,000	1,008		Loan B2
					0.00%, 01/28/2015(e),(f)	1,000	937
			$3,225

	Consumer Products - 0.10%			Media	- 0.44%
	Reynolds Group Holdings Inc, Term Loan B				Cequel Communications LLC, Term Loan B
	0.00%, 02/09/2018(e),(f)	500	505
					4.00%, 02/10/2019(e)	1,000	990
	Reynolds Group Holdings Inc, Term Loan C				Clear Channel Communications Inc, Term
	0.00%, 07/07/2018(e),(f)	500	505
					Loan B
			$1,010		3.89%, 01/29/2016(e)	2,000	1,641
	Diversified Financial Services - 0.11%				Kabel Deutschland Vertrieb und Service
	Ocwen Financial Corp, Initial Term Loan				GmbH, Term Loan F
	0.00%, 09/01/2016(e),(f)	600	600		0.00%, 01/30/2019(e),(f)	1,000	995
	Ocwen Financial Corp, Term Loan				TL Acquisitions Inc, Term Loan
	0.00%, 12/09/2016(e),(f)	500	499		0.00%, 07/03/2014(e),(f)	1,000	928
			$1,099				$4,554

	Electronics - 0.05%				Metal Fabrication & Hardware - 0.09%
	NXP Semiconductor LLC, Term Loan A-2				Schaeffler AG, Term Loan C2
	0.00%, 03/04/2017(e),(f)	500	496		0.00%, 02/14/2017(e),(f)	955	958

	Entertainment - 0.05%				Mining - 0.10%
	CCM Merger Inc, Term Loan				Noranda Aluminum Acquisition Holding Corp,
	0.00%, 02/01/2017(e),(f)	500	499		Term Loan
					0.00%, 02/24/2019(e),(f)	1,000	1,001

Food	- 0.20%
	Roundy's Supermarkets Inc, 1st Lien Term				Oil & Gas - 0.09%
	Loan				Hercules Offshore Inc, Term Loan
	5.67%, 02/10/2019(e)	500	500		0.00%, 07/11/2013(e),(f)	1,000	991
	US Foodservice Inc, Term Loan
	0.00%, 07/03/2014(e),(f)	1,600	1,544
					Oil & Gas Services - 0.18%
			$2,044		CCS Inc, Delayed Draw Term Loan
					0.00%, 11/11/2014(e),(f)	1,100	1,064
	Healthcare - Products - 0.13%
	Carestream Health Inc, Term Loan				Frac Tech International LLC, Term Loan B
	5.00%, 02/25/2017(e)	1,439	1,367		0.00%, 05/06/2016(e),(f)	825	820
							$1,884

	Healthcare - Services - 0.46%				Pharmaceuticals - 0.34%
	Drumm Investors LLC, Term Loan				Grifols Inc, Term Loan B
	0.00%, 05/04/2018(e),(f)	1,500	1,411		0.00%, 06/01/2017(e),(f)	1,000	999
	Health Management Associates Inc, Term				Valeant Pharmaceuticals International Inc,
	Loan B				Term Loan B
	0.00%, 11/22/2018(e),(f)	1,000	994		0.00%, 02/08/2019(e),(f)	1,500	1,495
	Multiplan Inc, Term Loan B				Warner Chilcott Corp, Term Loan B1
	4.75%, 08/26/2017(e)	800	783		0.00%, 03/15/2018(e),(f)	457	456
	Renal Advantage Holdings Inc, Term Loan B				Warner Chilcott Corp, Term Loan B2
	0.00%, 12/16/2016(d),(e),(f)	160	160		0.00%, 03/15/2018(e),(f)	229	228
	Universal Health Services Inc, Term Loan B				Warner Chilcott Corp, Term Loan B3
	0.00%, 11/15/2016(e),(f)	1,500	1,494		0.00%, 03/15/2018(e),(f)	314	314
			$4,842				$3,492

	Household Products & Wares - 0.12%			REITS	- 0.07%
	Spectrum Brands Holdings Inc, 1st Lien Term				iStar Financial Inc, Term Loan A1
	Loan				0.00%, 06/28/2013(e),(f)	695	692
	0.00%, 06/17/2016(e),(f)	1,250	1,251
					Retail - 0.41%
	Internet - 0.17%				Academy Ltd, Initial Term Loan
	Open Solutions Inc, Term Loan B				6.00%, 08/03/2018(e)	1,800	1,800
	0.00%, 01/23/2014(a),(e)	1,000	930		Claire's Stores Inc, Term Loan B
	Web.com Group Inc, Term Loan 1st Lien				0.00%, 05/27/2014(e),(f)	500	474
	0.00%, 10/27/2017(e),(f)	850	830		Dunkin' Brands Inc, Term Loan B2
			$1,760		0.00%, 11/23/2017(e),(f)	1,000	997

See accompanying notes

29

     Schedule of Investments Diversified Real Asset Fund February 29, 2012 (unaudited)

SENIOR FLOATING RATE INTERESTS	Principal				U.S. GOVERNMENT & GOVERNMENT	Principal
(continued)	Amount (000's)		Value (000	's)	AGENCY OBLIGATIONS (continued)	Amount (000's)		Value (000	's)

Retail (continued)					U.S. Treasury Inflation-Indexed Obligations (continued)
Jo-Ann Stores Inc, Term Loan					1.63%, 01/15/2015	$1,672		$1,833
0.00%, 03/19/2018(e),(f)	$1,000		$986		1.63%, 01/15/2018	3,156		3,663
			$4,257		1.75%, 01/15/2028	9,512		11,668
					1.88%, 07/15/2013	11,108		11,777
Software - 0.69%					1.88%, 07/15/2015	5,831		6,539
Attachmate Corporation, Term Loan 1st Lien					1.88%, 07/15/2019	2,970		3,575
0.00%, 04/27/2017(e),(f)	1,000		987
					2.00%, 04/15/2012	9,756		9,837
Blackboard Inc, Term Loan B					2.00%, 01/15/2014	4,867		5,232
0.00%, 10/04/2018(e),(f)	1,025		1,011
					2.00%, 07/15/2014	6,010		6,588
Emdeon Business Services LLC, Term Loan					2.00%, 01/15/2016	2,041		2,324
6.75%, 11/01/2018(e)	1,000		1,012
					2.00%, 01/15/2026	2,894		3,633
First Data Corp, Term Loan B1					2.13%, 01/15/2019	3,321		4,024
0.00%, 12/24/2014(e),(f)	1,300		1,243
					2.13%, 02/15/2040	8,709		11,996
Genesys Telecommunications, Term Loan					2.13%, 02/15/2041	9,906		13,693
0.00%, 01/25/2019(e),(f)	500		502
					2.38%, 01/15/2017	576		681
Infor Global Solutions, 2nd Lien Term Loan					2.38%, 01/15/2025	15,700		20,406
0.00%, 03/02/2014(e),(f)	317		287
					2.38%, 01/15/2027	4,896		6,440
Infor Global Solutions, Delayed Draw Term					2.50%, 07/15/2016	7,915		9,323
Loan					2.50%, 01/15/2029	4,856		6,601
0.00%, 03/02/2014(e),(f)	183		166
					2.63%, 07/15/2017	479		582
Infor Global Solutions, Term Loan B2					3.00%, 07/15/2012	12,714		13,075
0.00%, 07/28/2015(e),(f)	1,000		975
					3.38%, 04/15/2032	1,148		1,806
Sophia LP, Term Loan B					3.63%, 04/15/2028	9,579		14,520
0.00%, 06/05/2018(e),(f)	1,000		1,010
					3.88%, 04/15/2029	10,200		16,174
			$7,193					$271,821
Telecommunications - 0.36%					TOTAL U.S. GOVERNMENT & GOVERNMENT AGENCY
Intelsat Jackson Holdings SA, Term Loan B					OBLIGATIONS			$324,324
0.00%, 04/06/2018(e),(f)	1,500		1,497			Maturity
IPC Systems Inc, Term Loan B 2nd Lien					REPURCHASE AGREEMENTS - 8.19%	Amount (000's)	Value	(000	's)
0.00%, 06/01/2015(e),(f)	1,000		856
UPC Financing Partnership, Term Loan AB					Banks - 8.19%
4.75%, 12/31/2017(e)	1,425		1,423		Investment in Joint Trading Account; Credit	$27,053		$27,052
					Suisse Repurchase Agreement; 0.15%
			$3,776		dated 02/29/12 maturing 03/01/12
TOTAL SENIOR FLOATING RATE INTERESTS			$55,407		(collateralized by US Government
U.S. GOVERNMENT & GOVERNMENT	Principal				Securities; $27,593,698; 0.13% - 1.75%;
AGENCY OBLIGATIONS - 31.16%	Amount (000's)	Value	(000	's)	dated 12/31/13 - 10/31/15)
Federal Home Loan Mortgage Corporation (FHLMC) - 0.96%					Investment in Joint Trading Account; Deutsche	30,724		30,724
					Bank Repurchase Agreement; 0.18% dated
0.10%, 05/24/2012(g),(h)	$5,000		$4,999
0.10%, 06/12/2012(g),(h)	5,000		4,998		02/29/12 maturing 03/01/12 (collateralized
					by US Government Securities;
			$9,997		$31,338,558; 0.00% - 8.20%; dated
Federal National Mortgage Association (FNMA) - 0.77%					03/01/12 - 07/15/32)
0.11%, 06/18/2012(g),(h)	8,000		7,999		Investment in Joint Trading Account; JP	9,662		9,662
					Morgan Repurchase Agreement; 0.12%
					dated 02/29/12 maturing 03/01/12
U.S. Treasury - 2.64%					(collateralized by US Government
0.38%, 08/31/2012	5,000		5,006		Securities; $9,854,892; 0.00% - 7.00%;
0.63%, 06/30/2012	5,000		5,008		dated 10/15/12 - 01/15/30)
0.88%, 02/28/2017	6,240		6,240		Investment in Joint Trading Account; Merrill	17,780		17,780
1.00%, 03/31/2012	2,500		2,502		Lynch Repurchase Agreement; 0.14%
1.50%, 07/15/2012	5,000		5,026		dated 02/29/12 maturing 03/01/12
3.13%, 11/15/2041	3,020		3,045		(collateralized by US Government
3.13%, 02/15/2042	676		681		Securities; $18,135,091; 0.00% - 0.88%;
			$27,508		dated 02/07/13 - 01/31/17)
U.S. Treasury Bill - 0.67%								$85,218
0.11%, 04/19/2012(h)	7,000		6,999		TOTAL REPURCHASE AGREEMENTS			$85,218
					Total Investments			$1,036,106
					Other Assets in Excess of Liabilities, Net - 0.45%			$4,722
U.S. Treasury Inflation-Indexed Obligations - 26.12%					TOTAL NET ASSETS - 100.00%			$1,040,828
0.13%, 04/15/2016	18,601		19,783
0.13%, 01/15/2022	8,031		8,364
0.50%, 04/15/2015	17,307		18,438		(a) Non-Income Producing Security
0.63%, 04/15/2013	203		210		(b) Security is Illiquid
0.63%, 07/15/2021	11,091		12,187		(c)	Security exempt from registration under Rule 144A of the Securities Act of
0.75%, 02/15/2042	6,247		6,287		1933. These securities may be resold in transactions exempt from
1.13%, 01/15/2021	1,439		1,645		registration, normally to qualified institutional buyers. Unless otherwise
1.25%, 04/15/2014	8,579		9,152		indicated, these securities are not considered illiquid. At the end of the
1.38%, 07/15/2018	947		1,095		period, the value of these securities totaled $281 or 0.03% of net assets.
1.38%, 01/15/2020	7,448		8,670

See accompanying notes

30

Schedule of Investments
Diversified Real Asset Fund
February 29, 2012 (unaudited)

(d)	Market value is determined in accordance with procedures established in good faith by the Board of Directors. At the end of the period, the value of these securities totaled $952 or 0.09% of net assets.
(e)	Variable Rate. Rate shown is in effect at February 29, 2012.
(f)	This Senior Floating Rate Note will settle after February 29, 2012, at which time the interest rate will be determined.
(g)	This entity was put into conservatorship by the US Government in 2008. See Notes to Financial Statements for additional information.
(h)	Rate shown is the discount rate of the original purchase.

Unrealized Appreciation (Depreciation)
The net federal income tax unrealized appreciation (depreciation) and federal tax cost of investments held as of the period end were as follows:

Unrealized Appreciation		$53,698
Unrealized Depreciation		(10,152)
Net Unrealized Appreciation (Depreciation)		$43,546
Cost for federal income tax purposes		$992,560

All dollar amounts are shown in thousands (000's)

Portfolio Summary (unaudited)
Sector		Percent
Government		40 .04%
Financial		24 .46%
Energy		19 .72%
Utilities		3 .56%
Basic Materials		3 .12%
Consumer, Non-cyclical		2 .61%
Communications		1 .80%
Mortgage Securities		1 .73%
Consumer, Cyclical		0 .92%
Industrial		0 .74%
Technology		0 .69%
Diversified		0 .16%
Other Assets in Excess of Liabilities, Net		0 .45%
TOTAL NET ASSETS		100.00%

Foreign Currency Contracts

Foreign Currency Purchase						Net Unrealized
Contracts	Counterparty	Delivery Date Contracts to Accept In Exchange For			Value	Appreciation/(Depreciation)
Australian Dollar	State Street Financial	03/15/2012	6,777,446	$7,224	$7,257	$33
British Pound	State Street Financial	03/15/2012	1,171,232	1,842	1,863	21
Euro	State Street Financial	03/15/2012	3,643,159	4,804	4,854	50
Hong Kong Dollar	State Street Financial	03/15/2012	33,768,276	4,355	4,354	(1)
Japanese Yen	State Street Financial	03/15/2012	115,744,959	1,445	1,424	(21)
New Zealand Dollar	State Street Financial	03/15/2012	218,805	180	182	2
Norwegian Krone	State Street Financial	03/15/2012	727,834	126	130	4
Singapore Dollar	State Street Financial	03/15/2012	4,605,966	3,654	3,683	29
South African Rand	State Street Financial	03/15/2012	3,357,585	433	446	13
Swedish Krona	State Street Financial	03/15/2012	4,122,376	618	623	5
Swiss Franc	State Street Financial	03/15/2012	1,611,148	1,757	1,782	25
Thailand Baht	State Street Financial	03/15/2012	9,640,850	317	318	1
Total						$161

Foreign Currency Sale						Net Unrealized
Contracts	Counterparty	Delivery Date Contracts to Deliver In Exchange For			Value	Appreciation/(Depreciation)
Australian Dollar	State Street Financial	03/15/2012	9,700,972	$10,330	$10,387	$(57)
British Pound	State Street Financial	03/15/2012	873,443	1,371	1,389	(18)
Euro	State Street Financial	03/15/2012	2,692,891	3,558	3,588	(30)
Hong Kong Dollar	State Street Financial	03/15/2012	25,431,254	3,279	3,279	—
Japanese Yen	State Street Financial	03/15/2012	182,924,363	2,349	2,251	98
Norwegian Krone	State Street Financial	03/15/2012	263,056	46	47	(1)
Singapore Dollar	State Street Financial	03/15/2012	2,961,655	2,348	2,368	(20)
South African Rand	State Street Financial	03/15/2012	8,516,325	1,095	1,132	(37)
Swedish Krona	State Street Financial	03/15/2012	4,705,178	703	711	(8)
Swiss Franc	State Street Financial	03/15/2012	392,709	431	434	(3)

See accompanying notes

31

Schedule of Investments
Diversified Real Asset Fund
February 29, 2012 (unaudited)

Foreign Currency Contracts (continued)

Foreign Currency Sale							Net Unrealized
Contracts	Counterparty		Delivery Date Contracts to Deliver In Exchange For			Value	Appreciation/(Depreciation)
Thailand Baht	State Street Financial		03/15/2012	24,771,166	802	818	(16)
Total							$(92)

All dollar amounts are shown in thousands (000's)

Futures Contracts

							Unrealized
Type		Long/Short	Contracts	Notional Value	Market Value		Appreciation/(Depreciation)
US 10 Year Note; June 2012		Long	216	$28,334		$28,286	$(48)
US 5 Year Note; June 2012		Long	132	16,269		16,259	(10)
US Long Bond; June 2012		Short	64	9,116		9,066	50
US Ultra Bond; June 2012		Short	102	16,146		16,040	106
Total							$98
All dollar amounts are shown in thousands (000's)

See accompanying notes

32

Schedule of Investments
Global Multi-Strategy Fund
February 29, 2012 (unaudited)

COMMON STOCKS - 52.13%	Shares Held	Value	(000	's)	COMMON STOCKS (continued)	Shares Held	Value	(000	's)

Advertising - 0.49%					Automobile Manufacturers - 0.36%
AirMedia Group Inc ADR(a)	10,300		$31		Bayerische Motoren Werke AG	138		$13
Dentsu Inc	1,200		37		Daihatsu Motor Co Ltd	7,000		134
Focus Media Holding Ltd ADR(a)	13,705		333		Dongfeng Motor Group Co Ltd	18,000		35
Hakuhodo DY Holdings Inc	1,270		77		Fiat SpA	10,034		58
Interpublic Group of Cos Inc/The (b)	28,700		336		Fuji Heavy Industries Ltd	22,000		166
Omnicom Group Inc (b)	12,715		629		Hino Motors Ltd	9,000		64
Teleperformance SA	8,193		219		Isuzu Motors Ltd	26,000		147
			$1,662		Navistar International Corp (a),(b)	4,700		196
					PACCAR Inc	5,910		272
Aerospace & Defense - 1.63%					Suzuki Motor Corp	3,900		93
Alliant Techsystems Inc (b)	2,400		144
					Volvo AB - B Shares	3,102		45
BAE Systems PLC	19,327		96					$1,223
BE Aerospace Inc (a),(b)	7,255		333
Boeing Co/The (b)	1,477		111		Automobile Parts & Equipment - 0.49%
European Aeronautic Defence and Space Co	7,391		268		Aisin Seiki Co Ltd	200		7
NV					BorgWarner Inc (a),(b)	765		63
General Dynamics Corp (b)	12,240		896		Bridgestone Corp	1,100		27
Goodrich Corp (b)	4,004		504		Calsonic Kansei Corp	6,000		35
L-3 Communications Holdings Inc (b)	3,029		213		Cie Generale des Etablissements Michelin	634		44
Lockheed Martin Corp (b)	7,705		681		Continental AG	753		69
Northrop Grumman Corp (b)	8,014		479		Dana Holding Corp	7,966		127
Orbital Sciences Corp (a),(b)	11,000		155		JTEKT Corp	10,900		123
Raytheon Co (b)	6,762		342		KYB Co Ltd	2,000		11
Rolls-Royce Holdings PLC (a),(c)	18,055		234		Meritor Inc (a)	7,122		53
Safran SA	7,369		247		Modine Manufacturing Co (a)	19,605		178
Teledyne Technologies Inc (a),(b)	1,200		71		NHK Spring Co Ltd	12,200		126
Thales SA	632		23		Pirelli & C SpA	3,317		35
TransDigm Group Inc (a)	2,510		298		Stanley Electric Co Ltd	1,900		32
Triumph Group Inc	2,490		159		Sumitomo Electric Industries Ltd	1,100		14
United Technologies Corp (b)	2,422		203		Tokai Rika Co Ltd	5,600		98
Zodiac Aerospace	1,200		116		Toyota Boshoku Corp	1,500		19
			$5,573		TRW Automotive Holdings Corp (a)	900		41
					Valeo SA	5,116		275
Agriculture - 0.39%					WABCO Holdings Inc (a),(b)	3,300		196
Altria Group Inc (b)	6,412		193
					Westport Innovations Inc (a)	2,570		104
Archer-Daniels-Midland Co (b)	1,900		59
					Yokohama Rubber Co Ltd/The	2,000		13
Asian Citrus Holdings Ltd	222,152		134					$1,690
Bunge Ltd (b)	700		47
Japan Tobacco Inc	23		122		Banks - 2.10%
Lorillard Inc (b)	1,193		156		Aozora Bank Ltd	21,000		61
Philip Morris International Inc (b)	4,895		409		Associated Banc-Corp (b)	3,500		46
Reynolds American Inc (b)	2,205		93		Banco Santander Brasil SA/Brazil ADR	9,900		106
Swedish Match AB	2,918		112		Bank of America Corp	75,105		599
			$1,325		Barclays PLC	17,415		68
					Capital One Financial Corp (b)	2,308		117
Airlines - 0.24%					CapitalSource Inc (b)	15,700		106
Alaska Air Group Inc (a)	700		48
					Chiba Bank Ltd/The	1,000		6
Copa Holdings SA	100		7		Citigroup Inc	1,500		50
Delta Air Lines Inc (a),(b)	23,828		234
					City National Corp/CA (b)	400		19
Deutsche Lufthansa AG	3,454		48		Commerce Bancshares Inc/MO (b)	420		16
International Consolidated Airlines Group SA	6,528		17		Cullen/Frost Bankers Inc	3,880		219
(a)
					Deutsche Postbank AG (a)	1,565		58
Skymark Airlines Inc	2,900		26		East West Bancorp Inc (b)	8,600		190
Southwest Airlines Co (b)	15,338		138
					EFG International AG (a)	10,381		97
United Continental Holdings Inc (a)	12,633		261
					Fifth Third Bancorp (b)	11,900		162
US Airways Group Inc (a)	7,900		58
					First Republic Bank/San Francisco CA (a)	4,010		120
			$837		Fukuoka Financial Group Inc	8,000		35
Apparel - 0.46%					Fulton Financial Corp (b)	8,600		84
Adidas AG	1,152		91		Goldman Sachs Group Inc/The	1,850		213
Coach Inc (b)	2,396		179		Governor & Co of the Bank of Ireland/The (a)	172,363		31
Crocs Inc (a)	5,100		100		Hanmi Financial Corp (a),(b)	4,274		37
Deckers Outdoor Corp (a)	5,350		400		Hokuhoku Financial Group Inc	11,000		21
Hanesbrands Inc (a)	20,380		586		Huntington Bancshares Inc/OH (b)	38,700		226
Hermes International	237		88		JP Morgan Chase & Co	15,013		589
Nike Inc (b)	200		22		KeyCorp (b)	27,400		222
Puma SE	96		33		M&T Bank Corp (b)	4,891		400
Warnaco Group Inc/The (a),(b)	500		29		Mitsubishi UFJ Financial Group Inc	12,700		66
Wolverine World Wide Inc	1,000		38		Mizuho Financial Group Inc	18,600		31
			$1,566		Morgan Stanley	3,140		58
					Nishi-Nippon City Bank Ltd/The	19,000		54
					Nordea Bank AB	788		8

See accompanying notes

33

Schedule of Investments
Global Multi-Strategy Fund
February 29, 2012 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value (000	's)	COMMON STOCKS (continued)	Shares Held	Value	(000	's)

Banks (continued)				Chemicals - 1.74%
Northern Trust Corp (b)	300	$13		Agrium Inc	2,085		$177
PNC Financial Services Group Inc (b)	7,368	438		Airgas Inc (b)	748		62
Pohjola Bank PLC	14,331	166		Albemarle Corp (b)	1,290		86
Popular Inc (a),(b)	58,400	111		Arkema SA	4,502		412
Raiffeisen Bank International AG	3,053	111		Asahi Kasei Corp	19,000		120
Regions Financial Corp	17,360	100		Bayer AG	51		4
Resona Holdings Inc	11,900	57		Brenntag AG	195		23
Royal Bank of Scotland Group PLC (a)	182,761	81		Cabot Corp (b)	2,600		105
Sapporo Hokuyo Holdings Inc	7,800	27		Celanese Corp	6,719		320
Shinsei Bank Ltd	69,000	89		CF Industries Holdings Inc	1,557		290
Skandinaviska Enskilda Banken AB	9,479	71		Cytec Industries Inc (b)	1,400		83
SNS REAAL NV (a)	38,977	110		Denki Kagaku Kogyo KK	3,000		12
State Street Corp	300	13		DIC Corp	18,000		37
SunTrust Banks Inc	2,300	52		Dow Chemical Co/The	9,600		322
Swedbank AB	9,610	164		Eastman Chemical Co (b)	2,700		146
UBS AG (a)	7,600	106		EI du Pont de Nemours & Co	1,050		53
US Bancorp	400	12		FMC Corp (b)	894		89
Webster Financial Corp	600	13		Georgia Gulf Corp (a)	3,061		99
Wells Fargo & Co (b)	41,099	1,286		Huabao International Holdings Ltd	198,000		140
Yamaguchi Financial Group Inc	4,000	37		Koninklijke DSM NV	3,039		169
		$7,172		Kuraray Co Ltd	4,000		58
				Lintec Corp	400		8
Beverages - 0.64%				LyondellBasell Industries NV	6,115		264
C&C Group PLC	14,494	71		Methanex Corp	5,354		168
Coca-Cola Co/The (b)	2,524	176
				Minerals Technologies Inc (b)	1,600		103
Coca-Cola Enterprises Inc (b)	3,000	87
				Mitsubishi Gas Chemical Co Inc	5,000		32
Davide Campari-Milano SpA	3,751	28		Mitsui Chemicals Inc	15,000		51
Dr Pepper Snapple Group Inc (b)	8,050	306
				Monsanto Co (b)	1,902		147
Green Mountain Coffee Roasters Inc (a)	2,010	131
				Mosaic Co/The (b)	4,038		234
Molson Coors Brewing Co	6,200	272		Nippon Kayaku Co Ltd	6,000		56
Monster Beverage Corp (a),(b)	7,222	413
				Nippon Shokubai Co Ltd	8,000		94
PepsiCo Inc/NC	10,963	690		Nitto Denko Corp	2,100		86
Sapporo Holdings Ltd	1,000	4		Olin Corp (b)	3,600		76
Takara Holdings Inc	1,000	6		PPG Industries Inc (b)	506		46
		$2,184		Rockwood Holdings Inc (a),(b)	1,000		53
Biotechnology - 0.77%				Sherwin-Williams Co/The (b)	2,450		253
Amgen Inc (b)	1,646	112		Showa Denko KK	15,958		36
Biogen Idec Inc (a),(b)	7,425	864		Solutia Inc	20,552		578
Bio-Rad Laboratories Inc (a),(b)	1,300	133		Solvay SA	745		92
Charles River Laboratories International Inc	1,700	60		Sumitomo Bakelite Co Ltd	16,000		96
(a),(b)				Syngenta AG	720		235
Cubist Pharmaceuticals Inc (a),(b)	965	41		Tokuyama Corp	17,000		61
Gilead Sciences Inc (a),(b)	654	30		Tosoh Corp	9,000		26
Life Technologies Corp (a),(b)	3,640	172		Valspar Corp (b)	2,447		113
Micromet Inc (a)	47,896	526		WR Grace & Co (a)	2,300		131
Momenta Pharmaceuticals Inc (a)	5,050	74		Yara International ASA	2,228		109
Myriad Genetics Inc (a),(b)	3,000	73					$5,955
Novavax Inc (a)	37,391	48
Regeneron Pharmaceuticals Inc (a)	2,635	276		Coal - 0.28%
				Alpha Natural Resources Inc (a)	9,520		176
Seattle Genetics Inc (a)	2,070	38
				Consol Energy Inc (b)	7,255		260
United Therapeutics Corp (a),(b)	2,368	113
				Grande Cache Coal Corp (a)	36,251		365
Vertex Pharmaceuticals Inc (a)	1,900	74
				Walter Energy Inc (b)	2,400		156
		$2,634					$957

Building Materials - 0.31%				Commercial Services - 1.89%
Armstrong World Industries Inc (a)	100	5
				Advance America Cash Advance Centers Inc	8,949		93
Cie de St-Gobain	309	15		Advisory Board Co/The (a)	1,590		129
CRH PLC	3,647	78		Apollo Group Inc (a),(b)	4,029		172
HeidelbergCement AG	1,551	83		Automatic Data Processing Inc (b)	5,025		272
Imerys SA	50	3		Benesse Holdings Inc	1,100		50
JS Group Corp	600	13		Brink's Co/The (b)	1,500		38
Kingspan Group PLC	3,806	41		Capella Education Co (a),(b)	1,000		39
Lennox International Inc	7,800	305		Career Education Corp (a)	8,630		74
Louisiana-Pacific Corp (a)	13,061	107
				Chemed Corp	200		12
Masco Corp	8,540	102		Convergys Corp (a),(b)	3,400		44
Nippon Sheet Glass Co Ltd	59,000	99		CoreLogic Inc/United States (a),(b)	2,700		41
Norbord Inc (a)	8,993	95
				Corporate Executive Board Co (b)	800		33
Owens Corning Inc (a)	2,620	83
				Corrections Corp of America (a)	5,460		137
Sumitomo Osaka Cement Co Ltd	12,000	36		DeVry Inc (b)	5,700		202
Wienerberger AG	102	1		Dollar Thrifty Automotive Group Inc (a),(b)	2,961		225
		$1,066

See accompanying notes

34

Schedule of Investments
Global Multi-Strategy Fund
February 29, 2012 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value (000	's)	COMMON STOCKS (continued)	Shares Held	Value	(000	's)

Commercial Services (continued)				Consumer Products - 0.17%
Equifax Inc (b)	3,844	$162		Church & Dwight Co Inc (b)	1,164		$56
Gartner Inc (a),(b)	5,154	207		Prestige Brands Holdings Inc (a)	2,791		46
Global Payments Inc (b)	2,900	150		Societe BIC SA	1,187		119
H&R Block Inc (b)	5,631	92		Tupperware Brands Corp (b)	5,600		351
Hertz Global Holdings Inc (a)	5,220	75					$572
ITT Educational Services Inc (a),(b)	3,131	215
Lincoln Educational Services Corp	3,460	29		Cosmetics & Personal Care - 0.10%
Manpower Inc (b)	3,140	135		Avon Products Inc	300		6
Mastercard Inc (b)	466	196		Beiersdorf AG	395		25
				Colgate-Palmolive Co (b)	1,200		112
Monro Muffler Brake Inc	320	15
Monster Worldwide Inc (a),(b)	2,100	15		Kao Corp	500		13
Moody's Corp (b)	3,182	123		Kose Corp	200		4
New Oriental Education & Technology Group	1,700	45		Pola Orbis Holdings Inc	1,700		44
				Procter & Gamble Co/The (b)	2,016		136
ADR(a)
Paychex Inc (b)	2,263	71					$340
PHH Corp (a)	14,071	192		Distribution & Wholesale - 0.38%
QinetiQ Group PLC	37,632	90		Arrow Electronics Inc (a),(b)	9,285		373
Rent-A-Center Inc/TX	3,131	111		Canon Marketing Japan Inc	4,300		53
Rollins Inc (b)	1,985	40		Fastenal Co (b)	1,425		75
RR Donnelley & Sons Co	1,000	14		Fossil Inc (a),(b)	700		86
RSC Holdings Inc (a)	22,686	505		Genuine Parts Co (b)	1,200		75
Secom Co Ltd	1,000	47		Hitachi High-Technologies Corp	4,800		110
SEI Investments Co	15,600	308		Ingram Micro Inc (a),(b)	13,400		256
Service Corp International/US (b)	8,900	101		ITOCHU Corp	1,500		17
SGS SA	27	51		LKQ Corp (a)	1,000		32
Sotheby's (b)	3,500	138		Marubeni Corp	2,000		14
Total System Services Inc (b)	2,500	55		Mitsui & Co Ltd	5,500		95
Towers Watson & Co (b)	4,657	298		Owens & Minor Inc	100		3
United Rentals Inc (a)	6,880	287		Sojitz Corp	21,100		39
USG People NV	5,231	53		Toyota Tsusho Corp	1,800		36
Verisk Analytics Inc (a)	4,835	210		WW Grainger Inc (b)	181		38
Viad Corp (b)	2,778	54					$1,302
Visa Inc (b)	869	101
Western Union Co/The (b),(d)	41,932	732		Diversified Financial Services - 1.18%
		$6,478		Acom Co Ltd (a)	5,660		119
				Affiliated Managers Group Inc (a),(b)	360		38
Computers - 2.02%				American Express Co (b)	3,128		165
Accenture PLC - Class A (b)	3,100	185		Ameriprise Financial Inc (b)	4,758		265
Apple Inc (a),(b),(d)	4,016	2,178		BlackRock Inc	2,953		588
AtoS	3,686	210		CETIP SA - Mercados Organizados	1,700		32
Brocade Communications Systems Inc (a),(b)	36,000	208		CME Group Inc (b)	1,253		363
CACI International Inc (a),(b)	864	51		Credit Saison Co Ltd	2,400		48
Cadence Design Systems Inc (a)	63,410	746		Discover Financial Services (b)	5,366		161
Cap Gemini SA	2,000	88		E*Trade Financial Corp (a)	16,100		155
CIBER Inc (a)	5,100	22		Franklin Resources Inc (b)	1,359		160
Cognizant Technology Solutions Corp (a)	3,880	275		Greenhill & Co Inc	3,150		138
Computer Sciences Corp (b)	4,688	149		Hana Financial Group Inc	2,850		100
Dell Inc (a),(b)	8,976	155		IntercontinentalExchange Inc (a),(b)	944		130
DST Systems Inc (b)	2,300	122		Invesco Ltd (b)	21,090		523
EMC Corp/Massachusetts (a)	30,540	846		Jefferies Group Inc	3,200		54
Fortinet Inc (a)	5,900	160		Knight Capital Group Inc (a),(b)	5,900		78
Fujitsu Ltd	4,000	22		Legg Mason Inc (b)	4,996		137
Gemalto NV	430	25		Mitsubishi UFJ Lease & Finance Co Ltd	3,200		137
IHS Inc (a),(b)	200	19		NASDAQ OMX Group Inc/The (a),(b)	7,236		191
Indra Sistemas SA	925	12		SLM Corp	1,800		28
International Business Machines Corp (b)	1,115	219		T Rowe Price Group Inc (b)	4,233		260
Itochu Techno-Solutions Corp	200	9		TMX Group Inc	4,100		179
Jack Henry & Associates Inc (b)	1,346	45
MICROS Systems Inc (a),(b)	1,100	57					$4,049
NCR Corp (a),(b)	11,300	245		Electric - 1.24%
NET One Systems Co Ltd	40	99		AES Corp/The (a),(b)	10,000		136
Otsuka Corp	200	15		Alliant Energy Corp (b)	5,468		233
SanDisk Corp (a)	3,910	193		American Electric Power Co Inc (b)	100		4
SYKES Enterprises Inc (a)	4,430	61		Calpine Corp (a)	1,500		23
Synopsys Inc (a),(b)	5,900	180		Central Vermont Public Service Corp	3,033		107
Teradata Corp (a),(b)	700	47		CH Energy Group Inc	1,914		128
Tieto OYJ	778	14		Constellation Energy Group Inc (b)	21,313		773
Western Digital Corp (a),(b)	4,200	165		Dominion Resources Inc/VA (b)	2,454		124
Wincor Nixdorf AG	1,752	95		DTE Energy Co (b)	400		22
		$6,917		Duke Energy Corp (b)	1,589		33
				Edison International (b)	2,500		105

See accompanying notes

35

Schedule of Investments
Global Multi-Strategy Fund
February 29, 2012 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value (000	's)	COMMON STOCKS (continued)	Shares Held	Value	(000	's)

Electric (continued)				Electronics (continued)
Endesa SA	3,903	$80		Yaskawa Electric Corp	3,000		$29
Enel SpA	46,805	188		Yokogawa Electric Corp	900		9
Exelon Corp (b)	4,489	175					$3,668
Fortum OYJ	153	4
GenOn Energy Inc (a)	13,600	33		Energy - Alternate Sources - 0.01%
Hokkaido Electric Power Co Inc	2,400	35		Enel Green Power SpA	16,165		32
				KiOR Inc (a)	1,107		9
Integrys Energy Group Inc (b)	5,976	311
National Fuel Gas Co (b)	100	5					$41
Northeast Utilities (b)	500	18		Engineering & Construction - 1.51%
NRG Energy Inc (a),(b)	300	5		ABB Ltd (a)	2,599		53
NSTAR	3,261	153		AECOM Technology Corp (a),(b)	21,090		492
NV Energy Inc (b)	3,700	58		Aeroports de Paris	511		40
OGE Energy Corp (b)	3,826	200		Aker Solutions ASA	6,228		108
Okinawa Electric Power Co Inc/The	900	37		Bilfinger Berger SE	2,659		260
Pinnacle West Capital Corp (b)	895	42		Chiyoda Corp	15,000		192
PNM Resources Inc	1,200	22		COMSYS Holdings Corp	2,496		27
Portland General Electric Co (b)	3,000	74		EMCOR Group Inc (b)	1,500		42
Progress Energy Inc (b)	14,505	770		Ferrovial SA	13,291		168
Public Service Enterprise Group Inc (b)	2,707	83		Fluor Corp (b)	1,901		116
Red Electrica Corp SA	298	15		Foster Wheeler AG (a)	1,100		27
Southern Co/The (b)	1,788	79		Hochtief AG	239		17
TECO Energy Inc (b)	6,117	110		Impregilo SpA	81,537		282
Xcel Energy Inc (b)	2,600	69		Jacobs Engineering Group Inc (a),(b)	4,530		210
		$4,254		JGC Corp	8,000		232
Electrical Components & Equipment - 0.34%				Kajima Corp	11,000		34
Belden Inc	1,310	52		Kandenko Co Ltd	29,000		152
				KBR Inc (b)	13,000		472
Brother Industries Ltd	4,300	56
Casio Computer Co Ltd	7,500	52		Koninklijke BAM Groep NV	27,424		130
Emerson Electric Co	1,960	99		Koninklijke Boskalis Westminster NV	2,940		113
				McDermott International Inc (a),(b)	36,245		474
Fujikura Ltd	4,000	14
General Cable Corp (a),(b)	1,600	49		Obayashi Corp	29,000		131
Hitachi Ltd	4,000	23		Sacyr Vallehermoso SA	21,721		87
				Shaw Group Inc/The (a),(b)	5,100		148
Hubbell Inc (b)	500	38
Leoni AG	829	41		Shimizu Corp	5,000		20
Mitsubishi Electric Corp	19,000	170		Skanska AB	7,803		142
Molex Inc (b)	8,161	221		Taisei Corp	25,000		66
Nexans SA	3,045	211		Tecnicas Reunidas SA	2,816		113
				Tutor Perini Corp (a),(b)	12,500		197
Prysmian SpA	1,360	23		URS Corp (b)	3,361		146
SMA Solar Technology AG	1,545	79
Universal Display Corp (a)	1,250	52		Vinci SA	9,006		469
		$1,180		YIT OYJ	700		15
							$5,175
Electronics - 1.07%
Agilent Technologies Inc (b)	12,050	525		Entertainment - 0.11%
				Dolby Laboratories Inc (a),(b)	2,800		106
Alps Electric Co Ltd	11,100	99		DreamWorks Animation SKG Inc (a)	3,000		52
Avnet Inc (a),(b)	4,330	155
Dainippon Screen Manufacturing Co Ltd	11,000	93		Heiwa Corp	2,800		54
				International Game Technology (b)	7,100		107
Flextronics International Ltd (a)	4,200	30
Garmin Ltd	400	19		Sankyo Co Ltd	1,000		48
Gentex Corp (b)	4,035	95					$367
Honeywell International Inc (b)	2,060	123		Environmental Control - 0.07%
Hosiden Corp	8,300	64		Clean Harbors Inc (a),(b)	2,100		141
Itron Inc (a),(b)	1,600	71		Republic Services Inc (b)	1,400		42
Jabil Circuit Inc (b)	23,664	611		Stericycle Inc (a)	490		43
Mitsumi Electric Co Ltd	5,800	55		Waste Connections Inc (b)	200		6
National Instruments Corp (b)	3,163	84					$232
Nippon Electric Glass Co Ltd	2,000	19
Nissha Printing Co Ltd (a)	900	13		Food - 1.24%
PerkinElmer Inc (b)	2,300	62		Ajinomoto Co Inc	3,000		35
Sensata Technologies Holding NV (a)	1,900	62		Aryzta AG (a)	224		11
Stoneridge Inc (a)	15,805	153		ConAgra Foods Inc (b)	4,800		126
TE Connectivity Ltd (b)	3,070	112		Corn Products International Inc (b)	3,000		172
Tech Data Corp (a),(b)	3,318	178		Diamond Foods Inc	4,020		96
Thomas & Betts Corp (a),(b)	5,462	394		Distribuidora Internacional de Alimentacion	761		4
Toshiba Corp	24,000	105		SA (a)
Trimble Navigation Ltd (a)	200	10		General Mills Inc	5,412		207
Tyco International Ltd (b)	6,817	353		Hershey Co/The (b)	600		37
Vishay Intertechnology Inc (a),(b)	4,200	51		HJ Heinz Co (b)	829		44
Waters Corp (a),(b)	200	18		Hormel Foods Corp (b)	3,100		88
Yamatake Corp	3,300	76		Jeronimo Martins SGPS SA (a)	4,422		82

See accompanying notes

36

Schedule of Investments
Global Multi-Strategy Fund
February 29, 2012 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value (000	's)	COMMON STOCKS (continued)	Shares Held	Value	(000	's)

Food (continued)				Healthcare - Products (continued)
JM Smucker Co/The (b)	1,550	$117		Hill-Rom Holdings Inc (b)	700		$24
Kesko OYJ	6,751	227		Hologic Inc (a)	33,670		698
Koninklijke Ahold NV	11,439	158		IDEXX Laboratories Inc (a),(b)	100		9
Kraft Foods Inc (b)	12,533	477		Intuitive Surgical Inc (a),(b)	277		141
Kroger Co/The (b)	3,900	93		Medtronic Inc (b)	14,576		555
Marine Harvest ASA	186,957	100		ResMed Inc (a),(b)	1,595		47
Metro AG	3,131	124		Shimadzu Corp	3,000		26
Nippon Meat Packers Inc	6,000	77		St Jude Medical Inc (b)	1,000		42
Nisshin Seifun Group Inc	2,500	30		Straumann Holding AG	110		17
Nutreco NV	2,206	165		Techne Corp (b)	300		22
PureCircle Ltd (a)	68,804	134		Thoratec Corp (a),(b)	5,500		190
Ralcorp Holdings Inc (a),(b)	900	67		Zimmer Holdings Inc (b)	440		27
Sara Lee Corp (b)	7,500	152		Zoll Medical Corp (a)	860		63
Smithfield Foods Inc (a)	3,000	70					$3,625
Suedzucker AG	2,498	72
Sysco Corp	11,840	348		Healthcare - Services - 0.94%
				Aetna Inc (b)	3,769		176
Toyo Suisan Kaisha Ltd	4,000	103		AMERIGROUP Corp (a),(b)	1,860		126
Tyson Foods Inc (b)	12,379	235
Unilever NV - NY shares	4,923	164		BioMerieux	1,367		114
				Cigna Corp (b)	12,158		537
Whole Foods Market Inc (b)	487	39
				Community Health Systems Inc (a)	500		13
Winn-Dixie Stores Inc (a)	37,863	359
				Covance Inc (a),(b)	2,300		110
Yamazaki Baking Co Ltd	2,000	27		Coventry Health Care Inc (b)	5,160		169
		$4,240		DaVita Inc (a),(b)	3,887		337
Forest Products & Paper - 0.10%				Health Net Inc (a),(b)	4,400		166
Domtar Corp (b)	1,667	160		Humana Inc (b)	3,200		279
Hokuetsu Kishu Paper Co Ltd	3,500	23		Lincare Holdings Inc (b)	200		5
International Paper Co	1,500	53		Magellan Health Services Inc (a)	600		28
MeadWestvaco Corp (b)	1,000	30		Mednax Inc (a),(b)	2,691		200
Nippon Paper Group Inc	500	11		Miraca Holdings Inc	2,400		92
Stora Enso OYJ	3,406	25		Quest Diagnostics Inc (b)	641		37
UPM-Kymmene OYJ	1,760	24		Rhoen Klinikum AG	2,163		42
		$326		Tenet Healthcare Corp (a)	6,800		38
				UnitedHealth Group Inc (b)	7,391		412
Gas - 0.44%				Universal Health Services Inc (b)	3,700		165
AGL Resources Inc (b)	2,485	99
				WellPoint Inc (b)	2,366		155
Beijing Enterprises Holdings Ltd	9,500	60					$3,201
CenterPoint Energy Inc (b)	6,600	129
Enagas SA	1,099	23		Holding Companies - Diversified - 0.05%
Gas Natural SDG SA	3,899	66		GEA Group AG	4,214		143
NiSource Inc (b)	1,721	41		Leucadia National Corp (b)	500		14
Osaka Gas Co Ltd	10,000	38					$157
Questar Corp	1,300	25
Snam SpA	8,958	43		Home Builders - 0.67%
Southern Union Co (b)	10,847	477		KB Home	7,610		87
Tokyo Gas Co Ltd	4,000	18		Lennar Corp	24,558		574
				NVR Inc (a)	460		318
UGI Corp (b)	16,000	453
Vectren Corp (b)	900	26		Persimmon PLC	8,645		93
				Pulte Group Inc (a),(b)	132,826		1,172
		$1,498		Sekisui Chemical Co Ltd	7,000		60
Hand & Machine Tools - 0.19%							$2,304
Fuji Electric Co Ltd	7,000	18
Kennametal Inc (b)	1,400	64		Home Furnishings - 0.34%
Lincoln Electric Holdings Inc (b)	3,004	139		Electrolux AB	5,441		120
				Furniture Brands International Inc (a)	30,665		49
Snap-on Inc (b)	2,800	171
				Harman International Industries Inc (b)	5,500		270
Stanley Black & Decker Inc	3,093	238		Pioneer Corp (a)	13,400		68
THK Co Ltd	1,500	32
		$662		Sony Corp	3,400		73
				Tempur-Pedic International Inc (a)	6,380		504
Healthcare - Products - 1.06%				TiVo Inc (a)	7,267		82
Becton Dickinson and Co (b)	746	57					$1,166
CareFusion Corp (a)	100	3
Cepheid Inc (a)	600	24		Housewares - 0.02%
				Toro Co (b)	1,200		81
Coloplast A/S	116	19
Cooper Cos Inc/The (b)	1,900	151
Covidien PLC (b)	1,100	58		Insurance - 1.51%
CR Bard Inc (b)	1,690	159		ACE Ltd (b)	4,528		325
DiaSorin SpA	1,923	56		Aegon NV (a)	10,728		56
Edwards Lifesciences Corp (a)	7,610	557		Ageas	15,436		33
Elekta AB	244	11		Alleghany Corp (a)	490		159
Gen-Probe Inc (a),(b)	8,390	572		American Financial Group Inc/OH (b)	5,090		190
Getinge AB	3,398	97		American International Group Inc (a)	4,990		146

See accompanying notes

37

Schedule of Investments
Global Multi-Strategy Fund
February 29, 2012 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value (000	's)	COMMON STOCKS (continued)	Shares Held	Value	(000	's)

Insurance (continued)				Investment Companies (continued)
Aon Corp (b)	2,409	$113		Resolution Ltd	13,726		$59
Assurant Inc (b)	4,800	204					$205
Baloise Holding AG	217	17
Berkshire Hathaway Inc - Class B (a),(b)	2,109	165		Iron & Steel - 0.37%
				AK Steel Holding Corp (b)	12,400		98
China Pacific Insurance Group Co Ltd	22,800	82
Chubb Corp/The (b)	913	62		APERAM	1,359		28
				Carpenter Technology Corp (b)	2,300		118
CNA Financial Corp	900	25		Cliffs Natural Resources Inc (b)	380		24
Delphi Financial Group Inc	9,142	407		Commercial Metals Co (b)	10,100		134
Everest Re Group Ltd (b)	700	62
Fidelity National Financial Inc (b)	9,224	159		Kobe Steel Ltd	35,000		61
				Reliance Steel & Aluminum Co (b)	1,400		75
Genworth Financial Inc (a)	17,252	157
Hanover Insurance Group Inc/The (b)	2,800	114		Salzgitter AG	3,874		237
				Steel Dynamics Inc (b)	10,300		153
Harleysville Group Inc (b)	4,897	277
HCC Insurance Holdings Inc (b)	3,300	101		ThyssenKrupp AG	2,852		77
ING Groep NV (a)	3,560	32		United States Steel Corp	3,700		101
LIG Insurance Co Ltd	3,260	72		Voestalpine AG	2,460		87
Lincoln National Corp (b)	1,210	30		Xingda International Holdings Ltd	138,000		73
Loews Corp (b)	2,980	117					$1,266
Marsh & McLennan Cos Inc (b)	16,445	513		Leisure Products & Services - 0.20%
Protective Life Corp (b)	5,300	147		Brunswick Corp/DE	9,682		232
Reinsurance Group of America Inc (b)	4,500	260		Harley-Davidson Inc	4,060		189
Sampo OYJ	1,397	39		Polaris Industries Inc	200		13
Swiss Life Holding AG (a)	1,269	146		Sega Sammy Holdings Inc	7,500		142
Topdanmark A/S (a)	139	24		TUI AG (a)	4,582		36
Torchmark Corp (b)	2,517	122		Yamaha Corp	1,100		11
Transatlantic Holdings Inc	10,469	634		Yamaha Motor Co Ltd	5,300		76
Unum Group (b)	3,100	72
							$699
White Mountains Insurance Group Ltd	75	37
Zurich Financial Services AG (a)	286	72		Lodging - 0.09%
		$5,171		Las Vegas Sands Corp	1,600		89
				Wyndham Worldwide Corp (b)	4,200		185
Internet - 2.20%				Wynn Resorts Ltd (b)	328		39
Amazon.com Inc (a),(d)	4,186	752
Bazaarvoice Inc (a)	400	7					$313
Blue Nile Inc (a)	2,315	83		Machinery - Construction & Mining - 0.02%
BroadSoft Inc (a)	5,040	183		Joy Global Inc (b)	600		52
CyberAgent Inc	23	66
DealerTrack Holdings Inc (a)	4,420	123
				Machinery - Diversified - 0.85%
Dena Co Ltd	1,100	36		AGCO Corp (a),(b)	2,000		103
eBay Inc (a),(b),(d)	25,393	908
Equinix Inc (a)	4,330	607		Alstom SA	136		6
Expedia Inc (b)	3,792	129		Amada Co Ltd	8,000		56
(a),(b)				Andritz AG	1,701		169
F5 Networks Inc	2,877	359		Applied Industrial Technologies Inc (b)	600		24
Google Inc (a),(b)	370	229		Chart Industries Inc (a)	2,720		186
IAC/InterActiveCorp (b)	8,270	377		Cummins Inc (b)	2,529		305
Iliad SA	18	2		Ebara Corp	43,000		155
KIT Digital Inc (a)	25,477	258
(a)				FANUC Corp	400		72
Liberty Interactive Corp	3,800	71		Flowserve Corp (b)	100		12
LinkedIn Corp (a)	6,680	580		Gardner Denver Inc (b)	3,207		220
Liquidity Services Inc (a)	1,590	69		Graco Inc (b)	900		46
LoopNet Inc (a),(b)	24,545	452		IDEX Corp (b)	4,227		177
Netease.com ADR(a)	1,225	64
(a),(b)				IHI Corp	43,000		109
priceline.com Inc	1,030	646		Manitowoc Co Inc/The (b)	800		13
Rakuten Inc	40	40		Metso OYJ	7,650		363
Sapient Corp	11,650	145		Nordson Corp (b)	1,294		71
Shutterfly Inc (a)	4,430	121		OC Oerlikon Corp AG (a)	6,627		50
Sohu.com Inc (a)	1,620	80
Stamps.com Inc (a)	2,580	67		Okuma Holdings Inc	10,000		83
				Rheinmetall AG	639		39
Start Today Co Ltd	5,300	97		Rockwell Automation Inc (b)	800		64
Symantec Corp (a),(b)	9,710	173
TIBCO Software Inc (a),(b)	14,000	405		Sumitomo Heavy Industries Ltd	28,000		154
				Tognum AG	152		5
Trend Micro Inc	800	23		Wabtec Corp/DE (b)	4,235		317
TripAdvisor Inc (a),(b)	680	22		Zebra Technologies Corp (a),(b)	2,700		104
VeriSign Inc (b)	3,678	136
Websense Inc (a),(b)	3,508	63					$2,903
XO Group Inc (a),(b)	7,600	69		Media - 1.44%
Yahoo! Inc (a),(b)	5,500	82		AMC Networks Inc (a)	4,290		195
		$7,524		Austar United Communications Ltd (a)	18,696		27
				Cablevision Systems Corp	1,610		23
Investment Companies - 0.06%				CBS Corp (b)	5,474		164
Justice Holdings Ltd (a)	10,350	146		Comcast Corp - Class A (b)	21,260		624

See accompanying notes

38

Schedule of Investments
Global Multi-Strategy Fund
February 29, 2012 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value (000	's)	COMMON STOCKS (continued)	Shares Held	Value	(000	's)

Media (continued)				Miscellaneous Manufacturing (continued)
Comcast Corp - Special Class A	12,780	$365		Konica Minolta Holdings Inc	8,000		$67
DIRECTV (a),(b)	6,156	286		Nikon Corp	4,200		114
Discovery Communications Inc - A Shares (a)	1,630	76		Orkla ASA	4,620		38
DISH Network Corp (b)	14,200	414		Pall Corp (b)	5,360		341
Factset Research Systems Inc (b)	1,663	145		Parker Hannifin Corp (b)	824		74
Fuji Media Holdings Inc	70	107		Pentair Inc (b)	1,413		54
Gannett Co Inc (b)	6,484	96		SPX Corp (b)	2,800		205
Liberty Global Inc - A Shares (a)	700	35		Sulzer AG	2,972		427
McGraw-Hill Cos Inc/The (b)	400	19		Wartsila OYJ Abp	4,759		164
Modern Times Group AB	613	30					$3,346
New York Times Co/The (a),(b)	12,400	82
News Corp - Class A (b)	6,520	129		Office & Business Equipment - 0.03%
				Pitney Bowes Inc (b)	4,927		89
Nippon Television Network Corp	150	22
Scripps Networks Interactive Inc (b)	1,100	50		Seiko Epson Corp	100		2
Sirius XM Radio Inc (a)	133,160	301					$91
Sky Deutschland AG (a)	612	2		Oil & Gas - 3.88%
Societe Television Francaise 1	9,259	111		Anadarko Petroleum Corp (b)	11,850		997
Thomson Reuters Corp	5,500	159		Apache Corp (b)	2,070		223
Time Warner Cable Inc (b)	3,969	315		Baytex Energy Corp	500		29
Time Warner Inc (b)	2,788	104		BG Group PLC	20,670		499
Viacom Inc (b)	3,835	182		Cabot Oil & Gas Corp (b)	6,850		239
Walt Disney Co/The	20,285	852		Canadian Natural Resources Ltd	1,550		58
		$4,915		Cheniere Energy Inc (a)	7,520		113
				Chesapeake Energy Corp (b)	38,018		950
Metal Fabrication & Hardware - 0.22%				Chevron Corp (b)	6,144		670
Aurubis AG	3,549	211		Cimarex Energy Co (b)	963		78
NSK Ltd	1,000	8		Cobalt International Energy Inc (a)	34,985		1,052
SKF AB	3,439	87		ConocoPhillips (b)	3,288		252
Timken Co (b)	6,995	367
Vallourec SA	652	46		CVR Energy Inc	3,500		95
				Denbury Resources Inc (a),(b)	4,200		84
Valmont Industries Inc	100	11		Devon Energy Corp (b)	4,534		332
Worthington Industries Inc	2,300	39		Diamond Offshore Drilling Inc (b)	2,856		196
		$769		Encana Corp	1,800		37
Mining - 0.91%				Energen Corp (b)	1,515		80
AngloGold Ashanti Ltd ADR	3,685	156		ENI SpA	2,258		52
Barrick Gold Corp	6,830	326		Ensco PLC ADR	5,560		324
BHP Billiton Ltd ADR	400	31		EOG Resources Inc	540		61
Boliden AB	17,725	310		EQT Corp	700		37
Cameco Corp	5,290	130		ERG SpA	6,326		69
Detour Gold Corp (a)	7,305	200		Etablissements Maurel et Prom	3,852		73
Eramet	209	34		Exxon Mobil Corp (b)	8,756		758
European Goldfields Ltd (a)	348	5		Forest Oil Corp (a),(b)	4,100		53
Freeport-McMoRan Copper & Gold Inc (b)	2,931	125		Helmerich & Payne Inc (b)	965		59
Goldcorp Inc	2,930	142		Hess Corp (b)	3,174		206
Iluka Resources Ltd	7,960	143		HollyFrontier Corp (b)	2,700		88
Kenmare Resources PLC (a)	95,940	86		Idemitsu Kosan Co Ltd	800		82
Kinross Gold Corp	3,350	37		JX Holdings Inc	5,700		36
Minefinders Corp (a)	38,335	595		Karoon Gas Australia Ltd (a)	28,376		184
Mitsubishi Materials Corp	17,000	55		Marathon Oil Corp (b)	6,937		235
Mitsui Mining & Smelting Co Ltd	38,000	115		Marathon Petroleum Corp	870		36
Molycorp Inc (a)	5,177	128		MEG Energy Corp (a)	900		40
Newmont Mining Corp (b)	1,393	83		Murphy Oil Corp (b)	4,457		285
Pacific Metals Co Ltd (a)	11,000	60		Nabors Industries Ltd (a),(b)	6,000		131
Quadra FNX Mining Ltd (a)	11,408	173		Neste Oil OYJ	5,422		67
Sandstorm Gold Ltd (a)	25,130	41		Newfield Exploration Co (a),(b)	6,881		248
Sumitomo Metal Mining Co Ltd	3,000	44		Noble Energy Inc (b)	1,955		191
Umicore SA	718	37		Occidental Petroleum Corp (b),(d)	9,722		1,015
Uranium One Inc (a)	21,800	72		OMV AG	5,459		203
		$3,128		Pacific Drilling SA (a)	5,231		56
				Patterson-UTI Energy Inc (b)	12,200		237
Miscellaneous Manufacturing - 0.98%				Pioneer Natural Resources Co	1,385		152
3M Co (b)	4,397	385
				Plains Exploration & Production Co (a),(b)	900		40
AO Smith Corp (b)	2,200	99
				QEP Resources Inc (b)	3,367		115
Carlisle Cos Inc (b)	1,200	59
Colfax Corp (a)	4,410	150		Range Resources Corp	565		36
Crane Co (b)	3,000	146		Repsol YPF SA	3,280		86
				Rosetta Resources Inc (a)	2,540		130
Eaton Corp (b)	1,346	70
				Rowan Cos Inc (a),(b)	3,400		125
FUJIFILM Holdings Corp	3,100	78		Royal Dutch Shell PLC ADR	1,725		126
General Electric Co (b)	13,416	256
				Royal Dutch Shell PLC - B shares ADR	3,705		275
Illinois Tool Works Inc	5,158	287		Seadrill Ltd	822		34
ITT Corp (b)	13,300	332

See accompanying notes

39

Schedule of Investments
Global Multi-Strategy Fund
February 29, 2012 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value (000	's)	COMMON STOCKS (continued)	Shares Held	Value	(000	's)

Oil & Gas (continued)				Pharmaceuticals (continued)
Showa Shell Sekiyu KK	400	$3		Mead Johnson Nutrition Co	800		$62
SM Energy Co (b)	3,007	237		Meda AB	5,090		48
Southwestern Energy Co (a)	3,545	117		Medco Health Solutions Inc (a),(b)	9,723		657
Statoil ASA	2,698	77		Medipal Holdings Corp	600		7
Sunoco Inc (b)	1,106	43		Merck & Co Inc (b)	14,257		544
Total SA ADR	2,415	135		Merck KGaA	1,592		165
Unit Corp (a),(b)	4,500	214		Novo Nordisk A/S	294		41
Valero Energy Corp (b)	1,400	34		Onyx Pharmaceuticals Inc (a),(b)	1,100		42
Venoco Inc (a),(b)	21,144	230		Perrigo Co (b)	859		89
Whiting Petroleum Corp (a),(b)	4,220	247		Pfizer Inc (b)	31,551		666
		$13,266		Roche Holding AG	933		162
				Sanofi	168		12
Oil & Gas Services - 0.70%				Santen Pharmaceutical Co Ltd	2,100		83
Baker Hughes Inc	5,105	257		Shionogi & Co Ltd	2,600		36
Cameron International Corp (a),(b)	1,100	61
Cie Generale de Geophysique - Veritas (a)	1,984	61		Suzuken Co Ltd	1,600		47
				SXC Health Solutions Corp (a)	9,610		680
Dresser-Rand Group Inc (a)	1,800	95
				Therapeutics MD Inc (a)	27,091		62
Flint Energy Services Ltd (a)	4,635	117
Flotek Industries Inc (a)	6,730	75		UCB SA	3,337		135
				Warner Chilcott PLC (a)	3,500		59
Halliburton Co (b)	11,697	428
				Watson Pharmaceuticals Inc (a),(b)	4,090		239
Helix Energy Solutions Group Inc (a),(b)	3,600	69
Key Energy Services Inc (a)	1,300	22					$7,288
National Oilwell Varco Inc (b)	3,156	261		Pipelines - 0.12%
Oceaneering International Inc (b)	3,400	185		ONEOK Inc (b)	823		69
Petroleum Geo-Services ASA (a)	7,832	119		Provident Energy Ltd	24,812		298
RPC Inc	2,400	38		Spectra Energy Corp (b)	1,857		58
Saipem SpA	1,401	71					$425
SBM Offshore NV	4,917	89
Schlumberger Ltd (b)	796	62		Private Equity - 0.11%
				American Capital Ltd (a),(b)	40,900		364
SEACOR Holdings Inc (a),(b)	2,400	237
Technip SA	1,357	148
		$2,395		Real Estate - 0.13%
				BR Properties SA	6,800		89
Packaging & Containers - 0.25%				CBRE Group Inc (a)	3,000		55
Ball Corp (b)	300	12
				Jones Lang LaSalle Inc (b)	1,700		138
Crown Holdings Inc (a),(b)	5,900	218
Graphic Packaging Holding Co (a)	11,930	63		PDG Realty SA Empreendimentos e	16,200		70
Owens-Illinois Inc (a),(b)	10,450	250		Participacoes
Packaging Corp of America (b)	100	3		Shanghai Industrial Holdings Ltd	23,000		84
Rengo Co Ltd	7,000	50					$436
Sealed Air Corp (b)	8,630	169		REITS - 0.46%
Silgan Holdings Inc	2,500	106		American Tower Corp (b)	5,949		372
		$871		AvalonBay Communities Inc (b)	688		89
				Boston Properties Inc (b)	367		37
Pharmaceuticals - 2.13%				CommonWealth REIT (b)	5,000		93
Abbott Laboratories (b)	1,734	98
				Equity Residential (b)	803		46
Actelion Ltd (a)	857	32
				Essex Property Trust Inc (b)	266		37
Alfresa Holdings Corp	1,900	84		Federal Realty Investment Trust (b)	681		65
Alkermes PLC (a)	1,500	26
				Plum Creek Timber Co Inc (b)	2,134		84
Allergan Inc/United States	100	9		Public Storage (b)	721		97
AmerisourceBergen Corp (b)	2,300	86
				Rayonier Inc (b)	2,261		101
Astellas Pharma Inc	1,700	70		Regency Centers Corp (b)	3,196		137
AstraZeneca PLC ADR	2,380	107		Simon Property Group Inc (b)	816		110
AstraZeneca PLC	780	35		SL Green Realty Corp (b)	778		59
Bristol-Myers Squibb Co (b)	5,129	165
				Taubman Centers Inc (b)	2,977		206
Cardinal Health Inc (b)	6,599	274
				UDR Inc (b)	1,039		26
Catalyst Health Solutions Inc (a),(b)	2,500	155
Celesio AG	2,721	50					$1,559
Daiichi Sankyo Co Ltd	3,900	71		Retail - 3.62%
Eisai Co Ltd	1,000	41		Abercrombie & Fitch Co	2,800		128
Elan Corp PLC ADR(a)	21,197	265		Advance Auto Parts Inc (b)	3,710		316
Eli Lilly & Co (b)	4,925	193		Aeon Co Ltd	3,900		49
Endo Pharmaceuticals Holdings Inc (a),(b)	2,500	93		Aeropostale Inc (a),(b)	9,300		167
Forest Laboratories Inc (a),(b)	6,574	214		American Eagle Outfitters Inc (b)	11,900		173
H Lundbeck A/S	9,798	207		AutoZone Inc (a),(b)	872		326
Ipsen	8,842	238		Bed Bath & Beyond Inc (a),(b)	2,400		143
Jazz Pharmaceuticals PLC (a)	3,200	168		Best Buy Co Inc (b)	2,849		70
Johnson & Johnson (b)	7,464	486		Big Lots Inc (a),(b)	4,300		189
Kaken Pharmaceutical Co Ltd	3,000	38		Brinker International Inc (b)	4,229		117
Kissei Pharmaceutical Co Ltd	1,800	35		Buckle Inc/The (b)	200		9
MAP Pharmaceuticals Inc (a)	2,787	45		CarMax Inc (a)	990		30
McKesson Corp (b)	2,000	167		Chico's FAS Inc	6,200		93

See accompanying notes

40

Schedule of Investments
Global Multi-Strategy Fund
February 29, 2012 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value (000	's)	COMMON STOCKS (continued)	Shares Held	Value	(000	's)

Retail (continued)				Retail (continued)
Chipotle Mexican Grill Inc (a),(b)	354	$138		Yum! Brands Inc (b)	2,544		$169
Cie Financiere Richemont SA	1,213	74					$12,395
Circle K Sunkus Co Ltd	3,800	83
Citizen Holdings Co Ltd	900	6		Savings & Loans - 0.06%
Copart Inc (a),(b)	200	10		First Niagara Financial Group Inc	7,550		72
Costco Wholesale Corp (b)	1,000	86		Hudson City Bancorp Inc	11,880		81
CVS Caremark Corp	9,812	443		New York Community Bancorp Inc	4,720		62
Darden Restaurants Inc (b)	1,020	52					$215
Dick's Sporting Goods Inc	600	27		Semiconductors - 1.80%
Dillard's Inc	500	31		Altera Corp (b)	3,720		143
Dollar General Corp (a)	1,000	42		Analog Devices Inc (b)	8,125		319
Dollar Tree Inc (a),(b)	2,568	228		Applied Materials Inc (b)	13,400		164
Domino's Pizza Inc (a)	1,600	62		ARM Holdings PLC	16,520		150
DSW Inc	900	51		ASML Holding NV	4,070		187
Dufry AG (a)	388	47		Atmel Corp (a),(b)	8,000		81
Dunkin' Brands Group Inc	2,360	69		Avago Technologies Ltd	5,300		199
Esprit Holdings Ltd	26,100	59		Cree Inc (a)	2,135		65
Ezcorp Inc (a),(b)	3,200	101		Cypress Semiconductor Corp	600		10
Family Dollar Stores Inc (b)	2,453	133		GT Advanced Technologies Inc (a),(b)	8,162		70
Fast Retailing Co Ltd	200	41		Hittite Microwave Corp (a)	200		11
Foot Locker Inc (b)	6,431	188		Imagination Technologies Group PLC (a)	14,840		145
GameStop Corp (b)	8,625	197		Integrated Device Technology Inc (a),(b)	9,400		65
Gap Inc/The (b)	10,510	245		Intel Corp (b)	13,836		372
GNC Holdings Inc	15,740	509		KLA-Tencor Corp (b)	2,271		110
Golden Eagle Retail Group Ltd	15,000	37		Lam Research Corp (a),(b)	3,222		134
Guess? Inc (b)	9,200	319		Linear Technology Corp (b)	1,204		40
Hyundai Home Shopping Network Corp	525	68		LSI Corp (a),(b)	33,300		286
Inditex SA	1,598	148		Marvell Technology Group Ltd (a),(b)	9,300		140
Intime Department Store Group Co Ltd	33,000	41		Maxim Integrated Products Inc	8,258		230
Kohl's Corp	4,610	229		Microchip Technology Inc	1,260		45
K's Holdings Corp	2,900	96		Micron Technology Inc (a)	12,680		109
Lawson Inc	1,000	59		MKS Instruments Inc (b)	8,900		267
Liz Claiborne Inc (a)	23,720	232		Novellus Systems Inc (a),(b)	14,669		682
Lowe's Cos Inc	56,993	1,617		NVIDIA Corp (a)	6,410		97
Ltd Brands Inc (b)	1,082	50		ON Semiconductor Corp (a),(b)	9,382		85
Lumber Liquidators Holdings Inc (a)	1,300	28		PMC - Sierra Inc (a),(b)	6,100		42
Macy's Inc (b)	4,430	168		Q-Cells SE (a)	18,168		7
Maoye International Holdings Ltd	279,000	73		QLogic Corp (a),(b)	6,000		103
McDonald's Corp (b)	1,277	127		Qualcomm Inc (b)	4,424		275
MSC Industrial Direct Co Inc (b)	5,880	467		Renesas Electronics Corp (a)	16,100		111
New World Department Store China Ltd	83,000	52		Rovi Corp (a)	5,310		188
Panera Bread Co (a),(b)	1,046	161		Skyworks Solutions Inc (a)	26,380		712
PEP Boys-Manny Moe & Jack/The	1,900	29		Teradyne Inc (a)	1,200		20
PetSmart Inc (b)	3,715	207		Tokyo Electron Ltd	3,300		183
Point Inc	580	22		Veeco Instruments Inc (a),(b)	2,014		55
PPR	210	36		Wolfson Microelectronics PLC (a)	9,867		29
PVH Corp (b)	1,558	132		Xilinx Inc (b)	6,312		233
RadioShack Corp (b)	5,700	40					$6,164
Ross Stores Inc (b)	6,400	341
Ryohin Keikaku Co Ltd	2,000	95		Shipbuilding - 0.00%
Sally Beauty Holdings Inc (a)	3,500	83		Mitsui Engineering & Shipbuilding Co Ltd	4,000		8
Salvatore Ferragamo Italia SpA (a)	357	7
Sears Holdings Corp (a)	2,040	143
				Software - 1.70%
Seven & I Holdings Co Ltd	600	17		Activision Blizzard Inc	24,340		291
Sonic Corp (a)	10,675	88		Acxiom Corp (a)	400		6
Staples Inc (b)	2,600	38		Akamai Technologies Inc (a),(b)	2,409		86
Starbucks Corp (b)	8,120	394		ANSYS Inc (a),(b)	1,690		107
Sugi Holdings Co Ltd	900	24		Ariba Inc (a)	1,200		38
Takashimaya Co Ltd	2,000	15		athenahealth Inc (a)	100		7
Talbots Inc (a)	52,929	157		Autodesk Inc (a)	2,200		83
Target Corp	10,609	601		BMC Software Inc (a),(b)	8,100		303
Tractor Supply Co (b)	2,122	182		Broadridge Financial Solutions Inc (b)	200		5
Ulta Salon Cosmetics & Fragrance Inc (a)	1,900	158
				Capcom Co Ltd	1,500		33
UNY Co Ltd	4,000	40		CareView Communications Inc (a)	103,465		176
Urban Outfitters Inc (a),(b)	5,540	158		Changyou.com Ltd ADR(a)	1,100		29
USS Co Ltd	310	30		Check Point Software Technologies Ltd (a)	300		18
Wal-Mart Stores Inc (b)	2,215	131		Citrix Systems Inc (a)	200		15
Williams-Sonoma Inc (b)	5,900	228		CommVault Systems Inc (a)	600		31
World Fuel Services Corp (b)	2,634	109		Compuware Corp (a),(b)	16,500		149
Yamada Denki Co Ltd	260	17		Concur Technologies Inc (a)	9,080		535

See accompanying notes

41

Schedule of Investments
Global Multi-Strategy Fund
February 29, 2012 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value (000	's)		COMMON STOCKS (continued)	Shares Held	Value	(000	's)

Software (continued)					Textiles (continued)
Dassault Systemes SA	1,032	$86			Teijin Ltd	5,000		$17
Dun & Bradstreet Corp/The (b)	930	77			Toray Industries Inc	4,000		28
Electronic Arts Inc (a),(b)	13,300	217						$138
Fair Isaac Corp (b)	3,126	126
Fidelity National Information Services Inc (b)	5,740	182			Toys, Games & Hobbies - 0.33%
					Hasbro Inc (b)	9,730		343
Fiserv Inc (a),(b)	500	33
					Jakks Pacific Inc (b)	12,115		188
Informatica Corp (a)	200	10
					Mattel Inc (b)	13,925		452
Intuit Inc (b)	2,121	123
Konami Corp	3,100	85			Namco Bandai Holdings Inc	2,300		32
Microsoft Corp (b)	32,445	1,030			Nintendo Co Ltd	750		111
MSCI Inc (a),(b)	1,572	56						$1,126
Oracle Corp (b)	25,689	752			Transportation - 0.77%
Quest Software Inc (a),(b)	6,600	132			AP Moeller - Maersk A/S - B shares	5		40
Red Hat Inc (a),(b)	3,336	165			Canadian Pacific Railway Ltd	1,180		88
Salesforce.com Inc (a)	2,370	339			Central Japan Railway Co	6		49
SAP AG	1,436	97			CH Robinson Worldwide Inc	2,270		150
Software AG	1,536	58			Con-way Inc (b)	5,500		163
Square Enix Holdings Co Ltd	600	12			CSX Corp (b)	3,500		74
Taleo Corp (a)	3,307	152			Deutsche Post AG	8,318		146
Tyler Technologies Inc (a),(b)	855	32			DSV A/S	5,643		131
VeriFone Systems Inc (a)	2,720	130			East Japan Railway Co	300		19
		$5,806			Expeditors International of Washington Inc (b)	1,512		66
					HUB Group Inc (a),(b)	100		4
Telecommunications - 2.09%
Acme Packet Inc (a)	5,701	174			JB Hunt Transport Services Inc	2,220		114
Amdocs Ltd (a)	2,300	71			Kawasaki Kisen Kaisha Ltd	17,000		36
Arris Group Inc (a)	300	3			Keisei Electric Railway Co Ltd	3,000		22
					Kirby Corp (a),(b)	503		34
AT&T Inc (b)	24,528	751
					Landstar System Inc (b)	2,200		119
Belgacom SA	1,662	53			Norfolk Southern Corp (b)	1,247		86
Cisco Systems Inc (b)	74,343	1,478
					Old Dominion Freight Line Inc (a),(b)	2,100		91
Clearwire Corp (a)	24,000	55
Comtech Telecommunications Corp (b)	1,989	64			Panalpina Welttransport Holding AG	144		17
					Ryder System Inc (b)	3,400		181
Comverse Technology Inc (a)	36,300	233
Deutsche Telekom AG	5,254	61			Tidewater Inc	1,740		104
DigitalGlobe Inc (a)	14,780	227			Tokyu Corp	1,000		5
					Union Pacific Corp (b)	1,176		130
Eutelsat Communications SA	514	19			United Parcel Service Inc (b),(d)	8,306		638
Finisar Corp (a)	19,850	403
					Werner Enterprises Inc (b)	1,400		34
Harris Corp (b)	2,352	103
InterDigital Inc/PA	1,100	42			West Japan Railway Co	2,200		90
IPG Photonics Corp (a)	200	11						$2,631
JDS Uniphase Corp (a),(b)	23,855	311		Water	- 0.02%
Juniper Networks Inc (a)	3,700	84			American Water Works Co Inc (b)	100		3
KDDI Corp	11	70			Cia de Saneamento de Minas Gerais-COPASA	1,800		46
Level 3 Communications Inc (a)	3,200	78			Veolia Environnement SA	221		3
MetroPCS Communications Inc (a),(b)	13,000	134						$52
Mobistar SA	2,033	97			TOTAL COMMON STOCKS			$178,362
Motorola Mobility Holdings Inc (a),(b)	10,695	425
Motorola Solutions Inc (b)	3,600	179			CONVERTIBLE PREFERRED STOCKS - 0.15%
NeuStar Inc (a)	500	18				Shares Held	Value	(000	's)
NII Holdings Inc (a),(b)	5,100	91			Automobile Manufacturers - 0.08%
Polycom Inc (a),(b)	8,300	171			General Motors Co	6,665		284
RF Micro Devices Inc (a)	17,959	86
SES SA	633	15		Banks	- 0.07%
Softbank Corp	2,600	77			Wells Fargo & Co	220		242
Sprint Nextel Corp (a),(b)	21,100	52
Swisscom AG	76	30			TOTAL CONVERTIBLE PREFERRED STOCKS			$526
Tele2 AB	7,174	146
Telefonaktiebolaget LM Ericsson	22,533	226			PREFERRED STOCKS - 0.02%	Shares Held	Value	(000	's)
Telefonica SA ADR	14,760	252			Apparel - 0.00%
Telenor ASA	1,154	21			Hugo Boss AG	47		5
Tellabs Inc (b)	52,300	207
USA Mobility Inc (b)	6,375	87
Verizon Communications Inc (b)	8,883	339			Automobile Manufacturers - 0.00%
Vivendi SA	3,115	67			Porsche Automobil Holding SE	101		6
Vodafone Group PLC ADR	3,510	95
Windstream Corp (b)	4,621	56			Consumer Products - 0.02%
		$7,162			Henkel AG & Co KGaA	794		52

Textiles - 0.04%
Cintas Corp (b)	2,150	83
Nisshinbo Holdings Inc	1,000	10

See accompanying notes

42

Schedule of Investments
Global Multi-Strategy Fund
February 29, 2012 (unaudited)

	PREFERRED STOCKS (continued)	Shares Held		Value	(000	's)			Principal

	Retail - 0.00%							BONDS (continued)	Amount (000's)		Value	(000	's)
	Orchard Supply Hardware Stores Corp (a),(b),(c)		31		$—			Building Materials - 0.04%
								Desarrolladora Homex SAB de CV
	TOTAL PREFERRED STOCKS				$63			9.75%, 03/25/2020(e)		$140		$145
		Principal
BONDS	- 17.19%	Amount (000's)			Value (000	's)		Chemicals - 0.29%
	Advertising - 0.04%							Braskem America Finance Co
	Visant Corp							7.13%, 07/22/2041(e)		450		448
	10.00%, 10/01/2017		$135		$124			Hercules Inc
								6.50%, 06/30/2029		275		223
								Ineos Finance PLC
	Aerospace & Defense - 0.12%							8.38%, 02/15/2019(e)		200		213
	Meccanica Holdings USA Inc							Ineos Group Holdings Ltd
	7.38%, 07/15/2039(e)		500		416			7.88%, 02/15/2016(e)	EUR	100		118
												$1,002

	Automobile Manufacturers - 0.44%						Coal	- 0.07%
	BMW US Capital LLC							Peabody Energy Corp
	1.01%, 12/21/2012(f)		800		800
								6.00%, 11/15/2018(e)		$230		241
	Daimler Finance North America LLC
	1.18%, 03/28/2014(e),(f)		700		691
					$1,491			Commercial Services - 0.15%
								ServiceMaster Co/TN
	Automobile Parts & Equipment - 0.15%							8.00%, 02/15/2020(e)		250		264
	Delphi Corp							UR Financing Escrow Corp
	6.13%, 05/15/2021(e)		265		284			5.75%, 07/15/2018(e),(g)		255		262
	TRW Automotive Inc											$526
	7.25%, 03/15/2017(e)		200		223
					$507			Computers - 0.35%
								Hewlett-Packard Co
Banks	- 2.85%							0.77%, 05/24/2013(f)		700		698
	Banco Bradesco SA/Cayman Islands							International Business Machines Corp
	4.50%, 01/12/2017(e)		500		515
								0.55%, 02/06/2015		510		507
	Banco Continental SA via Continental Senior											$1,205
	Trustees II Cayman Ltd
	5.75%, 01/18/2017(e)		500		519			Consumer Products - 0.09%
	Banco Santander Brasil SA/Brazil							Reynolds Group Issuer Inc / Reynolds Group
	4.63%, 02/13/2017(e)		250		249			Issuer LLC / Reynolds Group Issuer
	Banco Votorantim SA							(Luxembourg) S.A.
	0.00%, 05/16/2016(a),(e)	BRL	300		183			9.88%, 08/15/2019(e)		300		310
	Bank of America Corp
	6.00%, 09/01/2017		$700		739			Cosmetics & Personal Care - 0.14%
	CIT Group Inc							Procter & Gamble Co/The
	7.00%, 05/01/2017		600		600			0.45%, 02/06/2014(f)		485		485
	Cooperatieve Centrale Raiffeisen-
	Boerenleenbank BA/Netherlands
	4.75%, 01/15/2020(e)		1,000		1,051			Diversified Financial Services - 0.83%
	Cooperatieve Centrale Raiffeisen-							Ford Motor Credit Co LLC
	Boerenleenbank BA/Utrect							5.88%, 08/02/2021		400		447
	3.38%, 01/19/2017		515		530			General Electric Capital Australia Funding Pty
	Eksportfinans ASA							Ltd
	2.00%, 09/15/2015		140		123			6.00%, 05/15/2013	AUD	400		433
	2.25%, 02/11/2021	CHF	145		123			Hyundai Capital America
	GMAC International Finance BV							4.00%, 06/08/2017(e)		$200		203
	7.50%, 04/21/2015	EUR	200		273			International Lease Finance Corp
	Goldman Sachs Group Inc/The							6.75%, 09/01/2016(e)		230		251
	6.15%, 04/01/2018		$700		759			Merrill Lynch & Co Inc
	HSBC Holdings PLC							6.88%, 11/15/2018		230		247
	5.10%, 04/05/2021		600		657			SLM Corp
	Lloyds TSB Bank PLC							7.25%, 01/25/2022		550		581
	5.80%, 01/13/2020(e)		850		881			8.00%, 03/25/2020		100		110
	6.50%, 03/24/2020	EUR	430		522			8.45%, 06/15/2018		500		560
	Morgan Stanley											$2,832
	6.63%, 04/01/2018		$850		901
	Royal Bank of Scotland PLC/The							Electric - 0.73%
	4.35%, 01/23/2017	EUR	200		228			Abu Dhabi National Energy Co
								5.88%, 12/13/2021(e)		200		210
	6.93%, 04/09/2018		200		246			Centrais Eletricas Brasileiras SA

	UBS AG/Stamford CT							5.75%, 10/27/2021 (e)		400		435
	5.75%, 04/25/2018		$600		663			Cia de Eletricidade do Estado da Bahia

					$9,762			11.75%, 04/27/2016 (e)	BRL	350		213
								DPL Inc
								7.25%, 10/15/2021(e)		$255		291

See accompanying notes

43

     Schedule of Investments Global Multi-Strategy Fund February 29, 2012 (unaudited)

		Principal						Principal
	BONDS (continued)	Amount (000's)		Value	(000	's)	BONDS (continued)	Amount (000's)	Value	(000	's)

	Electric (continued)						Iron & Steel - 0.16%
	EDP Finance BV						ArcelorMittal
	4.90%, 10/01/2019(e)		$300		$237		7.00%, 10/15/2039	$537		$530
	6.00%, 02/02/2018(e)		200		170
	Empresas Publicas de Medellin ESP
	8.38%, 02/01/2021(e)	COP	380,000		226		Lodging - 0.37%
	Enel Finance International NV						Mandalay Resort Group
	6.00%, 10/07/2039(e)		$500		457		7.63%, 07/15/2013	210		214
	Southern California Edison Co						MGM Resorts International

	6.25%, 08/01/2049 (f)		255		258		6.63%, 07/15/2015	5		5
							7.50%, 06/01/2016	30		30
					$2,497		7.63%, 01/15/2017	485		495
	Electronics - 0.09%						8.63%, 02/01/2019(e)	55		59
	Jabil Circuit Inc						Wyndham Worldwide Corp
	5.63%, 12/15/2020		290		309		5.63%, 03/01/2021	425		464
										$1,267

	Engineering & Construction - 0.06%						Mining - 0.28%
	Odebrecht Finance Ltd						BHP Billiton Finance USA Ltd
	6.00%, 04/05/2023(e)		200		205		0.74%, 02/18/2014(f)	515		515
							FMG Resources August 2006 Pty Ltd
							6.38%, 02/01/2016(e)	120		124
	Finance - Mortgage Loan/Banker - 0.09%						Xstrata Finance Canada Ltd
	Freddie Mac						4.95%, 11/15/2021(e)	300		324
	2.38%, 01/13/2022		300		303					$963

Food	- 0.46%						Mortgage Backed Securities - 2.75%
	Great Atlantic & Pacific Tea Co Inc/The						American Home Mortgage Investment Trust
							2.25%, 09/25/2045(f)	7		6
	0.00%, 08/01/2015(a),(c),(e)		497		589
	Kraft Foods Inc						Banc of America Mortgage Securities Inc
							2.93%, 02/25/2034(f)	141		125
	1.46%, 07/10/2013(f)		700		704
	Post Holdings Inc						Bear Stearns Adjustable Rate Mortgage Trust
							2.25%, 08/25/2035(f)	259		232
	7.38%, 02/15/2022(e)		278		296
							2.79%, 02/25/2036(f)	273		162
					$1,589		2.91%, 01/25/2035(f)	10		8
	Forest Products & Paper - 0.07%						Citicorp Mortgage Securities Inc
	Celulosa Arauco y Constitucion SA						0.59%, 09/25/2035(f)	223		214
	4.75%, 01/11/2022(e)		240		243		Citigroup Mortgage Loan Trust Inc
							2.64%, 10/25/2035(f)	106		73
							Countrywide Home Loan Mortgage Pass
	Healthcare - Services - 0.12%						Through Trust
	CHS/Community Health Systems Inc						0.51%, 04/25/2035(f)	222		135
	8.00%, 11/15/2019(e)		150		159
							0.54%, 05/25/2035(f)	202		129
	HCA Inc						0.56%, 03/25/2035(f)	399		200
	7.25%, 09/15/2020		230		251		Credit Suisse Mortgage Capital Certificates
					$410		5.71%, 06/15/2039(f)	150		164
	Holding Companies - Diversified - 0.28%						CW Capital Cobalt Ltd
	Hutchison Whampoa International 11 Ltd						5.53%, 04/15/2047(f)	70		66
	4.63%, 01/13/2022(e)		483		493		Fannie Mae Whole Loan
	Votorantim Cimentos SA						0.64%, 09/25/2032(f)	226		225
	7.25%, 04/05/2041(e)		450		450		FHA 221D4 P11/01 GREY 42 NCP
					$943		7.43%, 09/01/2022(h)	6		6
							FHLMC Multifamily Structured Pass Through
	Home Equity Asset Backed Securities - 0.41%						Certificates
	GSAA Trust						1.59%, 10/25/2021(f)	200		22
	0.31%, 12/25/2046(f)		63		28
							First Horizon Asset Securities Inc
	HSI Asset Securitization Corp Trust						2.73%, 08/25/2035(f)	433		348
	0.35%, 12/25/2036(f)		1,528		501
							GMAC Mortgage Corp Loan Trust
	Morgan Stanley ABS Capital I						2.93%, 11/19/2035(f)	642		501
	0.28%, 01/25/2037(f)		76		75
							GS Mortgage Securities Corp II
	0.33%, 01/25/2037(f)		2,200		792		5.79%, 08/10/2045(f)	450		403
					$1,396		GSR Mortgage Loan Trust
							2.68%, 12/25/2034(f)	983		901
	Insurance - 0.13%
	Metlife Capital Trust IV						Harborview Mortgage Loan Trust
	7.88%, 12/15/2037(e)		400		440		0.59%, 06/20/2035(f)	754		609
							JP Morgan Alternative Loan Trust
							5.38%, 03/25/2036(f)	49		33
	Internet - 0.04%						JP Morgan Chase Commercial Mortgage
	eAccess Ltd						Securities Corp
	8.38%, 04/01/2018(e)	EUR	100		124		2.15%, 11/15/2028(c),(e),(f)	1,100		1,115
							Lehman Mortgage Trust
							5.50%, 02/25/2036	71		62

See accompanying notes

44

Schedule of Investments
Global Multi-Strategy Fund
February 29, 2012 (unaudited)

	Principal					Principal
BONDS (continued)	Amount (000's)		Value (000	's)	BONDS (continued)	Amount (000's)		Value	(000	's)

Mortgage Backed Securities (continued)					Pharmaceuticals (continued)
MLCC Mortgage Investors Inc					Valeant Pharmaceuticals International
0.49%, 11/25/2035(f)		$119	$101		(continued)
0.49%, 11/25/2035(f)		664	528		7.25%, 07/15/2022(e)		$140		$141
Morgan Stanley Reremic Trust									$389
5.79%, 08/12/2045(e),(f)		500	518
Residential Accredit Loans Inc					Pipelines - 0.07%
0.49%, 08/25/2037(f)		972	563		Rockies Express Pipeline LLC
					6.88%, 04/15/2040(e)		305		247
Residential Funding Mortgage Securities I
5.75%, 01/25/2036		69	64
Structured Asset Mortgage Investments Inc					Real Estate - 0.08%
0.45%, 04/25/2036(f)		826	464		ProLogis LP
Structured Asset Securities Corp					6.63%, 05/15/2018		250		280
2.33%, 01/25/2032(f)		35	25
WaMu Mortgage Pass Through Certificates
0.91%, 01/25/2047(f)		1,109	668		Retail - 0.07%
1.58%, 08/25/2042(f)		25	20		PVH Corp
2.72%, 07/25/2046(f)		478	334		7.38%, 05/15/2020		220		244
Wells Fargo Mortgage Backed Securities
Trust					Semiconductors - 0.07%
2.71%, 03/25/2035(f)		88	83		Advanced Micro Devices Inc
5.50%, 11/25/2035		129	131		7.75%, 08/01/2020		200		222
5.50%, 01/25/2036(f)		187	181
			$9,419
					Software - 0.08%
Office Furnishings - 0.09%					BMC Software Inc
Steelcase Inc					4.25%, 02/15/2022		250		259
6.38%, 02/15/2021		290	303

					Sovereign - 2.75%
Oil & Gas - 0.77%					Australia Government Bond
Aurora USA Oil & Gas Inc					4.75%, 06/15/2016	AUD	4,700		5,254
9.88%, 02/15/2017(e)		255	263		5.50%, 04/21/2023		500		599
Connacher Oil and Gas Ltd					Canadian Government Bond
8.50%, 08/01/2019(e)		250	244		1.75%, 03/01/2013	CAD	1,600		1,628
Dolphin Energy Ltd					3.00%, 12/01/2015		375		403
5.50%, 12/15/2021(e)		250	258		Mexican Bonos
Nabors Industries Inc					6.00%, 06/18/2015(f)	MXN	55		441
9.25%, 01/15/2019		245	308		8.00%, 12/19/2013(f)		5,500		452
Petrobras International Finance Co - Pifco					8.50%, 12/13/2018(f)		5,000		451
5.38%, 01/27/2021		475	511		Portugal Obrigacoes do Tesouro OT
Petroleos Mexicanos					4.95%, 10/25/2023	EUR	270		176
7.65%, 11/24/2021(e)	MXN	6,500	513						$9,404
TNK-BP Finance SA
6.63%, 03/20/2017		$500	547		Telecommunications - 1.12%
			$2,644		Alcatel-Lucent/France
					8.50%, 01/15/2016		480		655
Oil & Gas Services - 0.13%					Brasil Telecom SA
Global Geophysical Services Inc					9.75%, 09/15/2016(e)	BRL	600		347
10.50%, 05/01/2017		270	267		CenturyLink Inc
Pioneer Drilling Co					7.60%, 09/15/2039		$480		492
9.88%, 03/15/2018(e)		165	177		Clearwire Communications LLC/Clearwire
			$444		Finance Inc
					12.00%, 12/01/2015(e)		570		554
Other Asset Backed Securities - 0.11%					Frontier Communications Corp
Diamond Resorts Owner Trust					9.00%, 08/15/2031		270		263
9.31%, 03/20/2026(e)		172	182
					Portugal Telecom International Finance BV
JP Morgan Mortgage Acquisition Corp					5.00%, 11/04/2019	EUR	200		211
0.35%, 08/25/2036(f)		521	179
					Telecom Italia Capital SA
Merrill Lynch Mortgage Investors Inc					7.72%, 06/04/2038		$425		402
0.32%, 09/25/2037(f)		81	17
					Telefonica Emisiones SAU
			$378		5.13%, 04/27/2020		75		74
Packaging & Containers - 0.14%					5.46%, 02/16/2021		135		136
Ardagh Packaging Finance PLC					Telemar Norte Leste SA
7.38%, 10/15/2017(e)		200	215		5.50%, 10/23/2020(e)		200		204
Rock-Tenn Co					Virgin Media Finance PLC
4.45%, 03/01/2019(e)		250	254		5.25%, 02/15/2022(g)		260		265
			$469		Virgin Media Secured Finance PLC
					6.50%, 01/15/2018		225		245
Pharmaceuticals - 0.11%									$3,848
Valeant Pharmaceuticals International					TOTAL BONDS				$58,815
6.75%, 08/15/2021(e)		250	248

See accompanying notes

45

Schedule of Investments
Global Multi-Strategy Fund
February 29, 2012 (unaudited)

		Principal					Principal
	CONVERTIBLE BONDS - 10.14%	Amount (000's)	Value (000	's)		CONVERTIBLE BONDS (continued)	Amount (000's)	Value	(000	's)

	Aerospace & Defense - 0.14%					Machinery - Diversified - 0.27%
	L-3 Communications Holdings Inc					Chart Industries Inc
	3.00%, 08/01/2035(b),(c)	$475	$466			2.00%, 08/01/2018	$725		$916

	Automobile Manufacturers - 0.07%				Media	- 0.43%
	Ford Motor Co					XM Satellite Radio Inc
	4.25%, 11/15/2016	150	239			7.00%, 12/01/2014(b),(e)	1,000		1,467

	Biotechnology - 0.40%					Mining - 0.49%
	Gilead Sciences Inc					Alcoa Inc
	1.63%, 05/01/2016(b)	825	1,030			5.25%, 03/15/2014(b)	986		1,676
	Illumina Inc
	0.25%, 03/15/2016(e)	153	145
	Vertex Pharmaceuticals Inc					Oil & Gas - 0.54%
						Pioneer Natural Resources Co
	3.35%, 10/01/2015	170	192			2.88%, 01/15/2038(b)	975		1,845
			$1,367

Coal	- 0.12%					Real Estate - 0.29%
	Alpha Natural Resources Inc					ProLogis LP
	2.38%, 04/15/2015	205	194			3.25%, 03/15/2015(b)	900		1,008
	Peabody Energy Corp
	4.75%, 12/15/2066	230	231
			$425		REITS	- 1.87%
						Boston Properties LP
	Commercial Services - 0.87%					3.63%, 02/15/2014(b),(c),(e)	750		817
	Avis Budget Group Inc					DDR Corp
	3.50%, 10/01/2014(b)	1,000	1,134			1.75%, 11/15/2040(b)	1,000		1,072
	Hertz Global Holdings Inc					Digital Realty Trust LP
	5.25%, 06/01/2014(b)	1,000	1,855			5.50%, 04/15/2029(b),(e)	425		757
			$2,989			Health Care REIT Inc
						3.00%, 12/01/2029(b)	925		1,063
	Computers - 1.03%
	Cadence Design Systems Inc					Host Hotels & Resorts LP
	2.63%, 06/01/2015(b)	350	583			2.50%, 10/15/2029(b),(e)	1,000		1,310
	EMC Corp/Massachusetts					SL Green Operating Partnership LP
						3.00%, 10/15/2017(b),(e)	1,250		1,395
	1.75%, 12/01/2013	130	228
	NetApp Inc								$6,414
	1.75%, 06/01/2013(b)	1,000	1,417
						Semiconductors - 0.91%
	SanDisk Corp					Intel Corp
	1.50%, 08/15/2017(b)	1,075	1,288
						3.25%, 08/01/2039	80		109
			$3,516			Microchip Technology Inc
						2.13%, 12/15/2037(b)	1,175		1,576
Food	- 0.35%
	Smithfield Foods Inc					Micron Technology Inc
	4.00%, 06/30/2013(b)	1,000	1,192			1.88%, 08/01/2031(e)	130		142
						Xilinx Inc
						3.13%, 03/15/2037(b)	1,000		1,289
	Home Builders - 0.71%								$3,116
	DR Horton Inc
	2.00%, 05/15/2014(b)	1,125	1,415			Telecommunications - 0.07%
	Lennar Corp					Ciena Corp
	2.00%, 12/01/2020(b),(e)	925	1,016			3.75%, 10/15/2018(e)	210		227
			$2,431
						TOTAL CONVERTIBLE BONDS			$34,708
	Internet - 0.90%						Principal
	Equinix Inc					MUNICIPAL BONDS - 1.32%	Amount (000's)	Value	(000	's)
	4.75%, 06/15/2016	1,000	1,818
	VeriSign Inc					California - 0.37%
	3.25%, 08/15/2037(b)	1,000	1,245			Bay Area Toll Authority
			$3,063			7.04%, 04/01/2050	$500		$688
						State of California
	Investment Companies - 0.16%					7.70%, 11/01/2030	500		591
	Ares Capital Corp								$1,279
	5.75%, 02/01/2016(e)	525	557
						Illinois - 0.51%
						Chicago Transit Authority
	Iron & Steel - 0.52%					6.90%, 12/01/2040	500		610
	Allegheny Technologies Inc					State of Illinois
	4.25%, 06/01/2014(b)	500	657
						4.07%, 01/01/2014	1,100		1,138
	United States Steel Corp								$1,748
	4.00%, 05/15/2014(b)	1,000	1,137
			$1,794

See accompanying notes

46

Schedule of Investments
Global Multi-Strategy Fund
February 29, 2012 (unaudited)

		Principal				SENIOR FLOATING RATE INTERESTS	Principal
	MUNICIPAL BONDS (continued)	Amount (000's)	Value (000	's)		(continued)	Amount (000's)	Value	(000	's)

	New York - 0.36%					Household Products & Wares - 0.06%
	Metropolitan Transportation Authority					Prestige Brands Inc, Term Loan
	7.13%, 11/15/2030	$500	$592			0.00%, 01/27/2019(f),(i)	$210		$211
	New York City Municipal Water Finance
	Authority
	5.72%, 06/15/2042	500	636			Machinery - Diversified - 0.04%
						Edwards Cayman Islands II Ltd, Term Loan B-
			$1,228			EXT
Texas	- 0.08%					5.50%, 05/31/2016(f)	130		127
	North Texas Higher Education Authority
	1.47%, 04/01/2040	272	265		Media	- 0.05%
						Cequel Communications LLC, Term Loan B
	TOTAL MUNICIPAL BONDS		$4,520			0.00%, 02/10/2019(f),(i)	125		124
	SENIOR FLOATING RATE INTERESTS -	Principal				Kabel Deutschland Vertrieb und Service
	1.05%	Amount (000's)	Value (000	's)		GmbH, Term Loan F
						0.00%, 01/30/2019(f),(i)	60		59
	Advertising - 0.03%
	Visant Corp, Term Loan								$183
	5.25%, 12/22/2016(f)	$104	$100
						Miscellaneous Manufacturing - 0.04%
						Eastman Kodak Co, DIP Term Loan Multi-
	Building Materials - 0.06%					Draw
	CPG International Inc, Term Loan					0.00%, 07/26/2013(f),(i)	135		137
	6.00%, 02/18/2017(f)	199	189
						Oil & Gas Services - 0.03%
	Chemicals - 0.08%					Frac Tech International LLC, Term Loan B
	Taminco Global Chemical Corp, Term Loan					6.25%, 05/06/2016(f)	85		84
	B
	0.00%, 01/27/2019(f),(i)	85	85
						Pharmaceuticals - 0.14%
	Tronox Inc, 1st Lien Term Loan					Grifols Inc, Term Loan B
	0.00%, 02/03/2018(f),(i)	98	98			0.00%, 06/01/2017(f),(i)	120		120
	Tronox Inc, Delayed Draw Term Loan					NBTY Inc, Term Loan B1
	0.00%, 02/03/2018(f),(i)	27	27			4.25%, 10/01/2017(f)	120		120
	Univar Inc, Term Loan B					Quintiles Corp, Term Loan B
	5.00%, 06/30/2017(f)	55	55			5.00%, 06/08/2018(f)	125		124
			$265			Valeant Pharmaceuticals International Inc,
	Computers - 0.01%					Term Loan B
						3.75%, 02/08/2019(f)	125		125
	Kronos Inc, Term Loan C
	6.26%, 12/21/2017(f)	45	45						$489
						Retail - 0.05%
	Diversified Financial Services - 0.13%					Neiman Marcus Group Inc/The, Term Loan
	Springleaf Financial Funding Co, Term Loan					4.75%, 04/25/2018(f)	125		124
	5.50%, 05/28/2017(f)	500	456			Petco Animal Supplies Inc, Term Loan B
						4.50%, 11/24/2017(f)	54		54
									$178
Food	- 0.01%
	DS Waters, Term Loan					Semiconductors - 0.01%
	0.00%, 08/25/2017(f),(i)	6	5			NXP BV, Term Loan
	DS Waters, Term Loan B					0.00%, 02/16/2019(f),(i)	50		49
	0.00%, 08/25/2017(f),(i)	29	29
			$34			Software - 0.05%
	Healthcare - Products - 0.04%					Blackboard Inc, Term Loan B
	DJO Finance LLC / DJO Finance Corp, Term					7.49%, 10/04/2018(f)	55		54
	Loan B					Rocket Software Inc, Term Loan B
	3.27%, 05/20/2014(f)	125	123			7.00%, 02/07/2018(f)	50		50
						Verint Systems Inc, Term Loan B
						4.50%, 10/27/2017(f)	50		50
	Healthcare - Services - 0.09%								$154
	Health Management Associates Inc, Term
	Loan A					Telecommunications - 0.13%
	3.25%, 11/18/2016(f)	90	86			Crown Castle Operating Co, Term Loan B
	Kindred Healthcare Inc, Term Loan					0.00%, 01/25/2019(f),(i)	125		125
	5.25%, 06/01/2018(f)	50	48			Level 3 Financing Inc, Term Loan B3
	Multiplan Inc, Term Loan B					5.67%, 09/01/2018(f)	200		201
	4.75%, 08/26/2017(f)	50	49			MetroPCS Wireless Inc, Term Loan B3
	Sheridan Healthcare Inc, Term Loan					4.04%, 03/19/2018(f)	125		124
	6.02%, 06/15/2015(f)	125	120						$450
			$303			TOTAL SENIOR FLOATING RATE INTERESTS			$3,577

See accompanying notes

47

		Schedule of Investments
Global Multi-Strategy Fund
February 29, 2012 (unaudited)

				(g) Security purchased on a when-issued basis.
				(h)	Market value is determined in accordance with procedures established in
U.S. GOVERNMENT & GOVERNMENT	Principal			good faith by the Board of Directors. At the end of the period, the value of
AGENCY OBLIGATIONS - 10.76%	Amount (000's)	Value (000	's)	these securities totaled $6 or 0.00% of net assets.
Federal Home Loan Mortgage Corporation (FHLMC) - 0.62%				(i)	This Senior Floating Rate Note will settle after February 29, 2012, at
				which time the interest rate will be determined.
4.50%, 03/01/2042(j),(k)	$2,000	$2,124
				(j)	This entity was put into conservatorship by the US Government in 2008.
				See Notes to Financial Statements for additional information.
Federal National Mortgage Association (FNMA) - 6.13%				(k)	Security was purchased in a "to-be-announced" ("TBA") transaction. See
3.00%, 03/01/2027(j),(k)	2,000	2,075		Notes to Financial Statements for additional information.
3.50%, 09/01/2025(j)	907	952		(l) Rate shown is the discount rate of the original purchase.
3.50%, 10/01/2025(j)	3,577	3,756		(m)	Security or a portion of the security was pledged to cover margin
3.50%, 11/01/2025(j)	1,915	2,010		requirements for futures contracts. At the end of the period, the value of
3.50%, 02/01/2026(j)	606	636		these securities totaled $200 or 0.06% of net assets.
3.50%, 04/01/2026(j)	943	990		(n)	Security or a portion of the security was pledged to cover margin
3.50%, 09/01/2026(j)	366	384		requirements for swap and/or swaption contracts. At the end of the period,
3.50%, 11/01/2041(j)	4,974	5,147		the value of these securities totaled $419 or 0.12% of net assets.
3.50%, 12/01/2041(j)	967	1,000
4.00%, 05/01/2026(j)	1,923	2,037
4.00%, 12/01/2039(j)	1,882	1,984
				Unrealized Appreciation (Depreciation)
		$20,971		The net federal income tax unrealized appreciation (depreciation) and federal tax
U.S. Treasury - 2.26%				cost of investments held as of the period end were as follows:
1.25%, 01/31/2019	600	595
1.38%, 11/30/2018	1,200	1,203		Unrealized Appreciation	$24,699
2.00%, 11/15/2021	5,700	5,728		Unrealized Depreciation	(4,022)
2.13%, 08/15/2021	200	204		Net Unrealized Appreciation (Depreciation)	$20,677
		$7,730		Cost for federal income tax purposes	$312,716

U.S. Treasury Bill - 0.22%				All dollar amounts are shown in thousands (000's)
0.02%, 03/22/2012(l),(m),(n)	750	750
				Portfolio Summary (unaudited)
U.S. Treasury Inflation-Indexed Obligations - 1.53%				Sector	Percent
0.63%, 07/15/2021	4,306	4,731		Consumer, Non-cyclical	12 .38%
0.75%, 02/15/2042	499	503		Financial	12 .02%
		$5,234		Government	11 .20%
TOTAL U.S. GOVERNMENT & GOVERNMENT AGENCY				Mortgage Securities	9 .50%
OBLIGATIONS		$36,809		Consumer, Cyclical	9 .38%
	Maturity			Industrial	9 .21%
REPURCHASE AGREEMENTS - 4.35%	Amount (000's)	Value (000	's)	Communications	9 .03%
				Technology	8 .06%
Finance - Mortgage Loan/Banker - 4.35%				Energy	6 .72%
United States Agency Repurchase Agreement;	$11,600	$11,600		Basic Materials	5 .01%
0.19% dated 02/29/12 maturing 03/01/12				Utilities	2 .43%
(collateralized by US Government Security;				Revenue Bonds	0 .82%
$11,965,147; 4.00%; dated 02/20/42)				Asset Backed Securities	0 .52%
United States Agency Repurchase Agreement;	3,300	3,300		General Obligation Unltd	0 .50%
0.19% dated 02/29/12 maturing 03/01/12				Diversified	0 .33%
(collateralized by US Government Security;				Purchased Options	0 .30%
$3,350,162; 1.00%; dated 12/05/14)				Purchased Interest Rate Swaptions	0 .03%
		$14,900		Investments Sold Short	(36.32)%
TOTAL REPURCHASE AGREEMENTS		$14,900		Other Assets in Excess of Liabilities, Net	38 .88%
TOTAL PURCHASED OPTIONS - 0.30%		$1,017		TOTAL NET ASSETS	100.00%
TOTAL PURCHASED INTEREST RATE
SWAPTIONS - 0.03%		$96
Total Investments		$333,393
Other Assets in Excess of Liabilities, Net - 2.56%		$8,769
TOTAL NET ASSETS - 100.00%		$342,162

(a)	Non-Income Producing Security
(b)	Security or a portion of the security was pledged as collateral for short sales. At the end of the period, the value of these securities totaled $69,263 or 20.24% of net assets.
(c)	Security is Illiquid
(d)	Security or a portion of the security was pledged to cover margin requirements for options contracts. At the end of the period, the value of these securities totaled $4,541 or 1.33% of net assets.
(e)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. Unless otherwise indicated, these securities are not considered illiquid. At the end of the period, the value of these securities totaled $26,525 or 7.75% of net assets.
(f)	Variable Rate. Rate shown is in effect at February 29, 2012.

See accompanying notes

48

Schedule of Investments
Global Multi-Strategy Fund
February 29, 2012 (unaudited)

Credit Default Swaps

Buy Protection
					(Pay)/						Upfront	Unrealized
					Receive	Expiration	Notional		Market		Premiums	Appreciation/
Counterparty (Issuer)		Reference Entity			Fixed Rate	Date	Amount		Value Paid/(Received) (Depreciation)
Bank of America NA		CDX.HY.17			(5.00)%	12/20/2016		$776	$14		$30	$(16)
Bank of America NA		DJITRAX16			(1.00)%	12/20/2016	EUR	1,200	21		26	(5)
Bank of America NA		ITRAXXJP16			(1.00)%	12/20/2016	JPY	10,000	2		5	(3)
Bank of America NA		Limited Brands; 6.90%; 07/15/2017			(1.00)%	03/20/2017		$200	7		10	(3)
Bank of America NA		Macy's Retail Holdings Inc; 7.45%;			(1.00)%	03/20/2017		300	—		5	(5)
		07/15/2017
Bank of America NA		Marriott Intl; 5.81%; 11/10/2015			(1.00)%	03/20/2017		200	(2)		(1)	(1)
Bank of America NA		Target Corp; 5.38%; 05/01/2017			(1.00)%	03/20/2017		300	(8)		(6)	(2)
BNP Paribas		ITRAXXJP16			(1.00)%	12/20/2016	EUR	600	37		41	(4)
Deutsche Bank AG		Starwood Hotels; 6.75%; 05/15/2018			(1.00)%	03/20/2017		$100	1		1	—
Goldman Sachs & Co		Home Depot Inc; 5.88%; 12/16/2036			(1.00)%	12/20/2016		100	(3)		(2)	(1)
JP Morgan Chase		DJITRAX16			(1.00)%	12/20/2016	EUR	600	10		13	(3)
Merrill Lynch		CDX.EM.16			(5.00)%	12/20/2106		$1,800	(199)		(145)	(54)
Merrill Lynch		CDX.EM.16			(5.00)%	12/20/2016		1,000	(110)		(102)	(8)
Merrill Lynch		JC Penney Corp Inc; 6.375%;			(1.00)%	03/20/2017		500	46		51	(5)
		10/15/2036
Merrill Lynch		Macy's Retail Holdings Inc; 7.45%;			(1.00)%	03/20/2017		1,100	(2)		4	(6)
		07/15/2017
Merrill Lynch		Safeway Inc; 7.25%; 02/01/2031			(1.00)%	03/20/2017		530	8		11	(3)
Merrill Lynch		Sprint Nextel Corp; 6.00%; 12/01/2016			(5.00)%	03/20/2015		300	12		16	(4)
Merrill Lynch		Turkey Government International			(1.00)%	03/20/2017		500	33		34	(1)
	Bond;	11.875%; 01/15/2030
UBS AG		Spanish Government Bond; 5.50%;			(1.00)%	03/20/2017		500	59		60	(1)
		07/30/2017
Total									$(74	) $	51	$(125)

Sell Protection
			Implied
			Credit Spread
			as of		(Pay)/						Upfront	Unrealized
			February 29, Receive			Expiration	Notional		Market		Premiums	Appreciation/
Counterparty (Issuer)		Reference Entity	2012	(c)	Fixed Rate	Date	Amount (a)		Value (b) Paid/(Received)			(Depreciation)
Merrill Lynch		MGM Resorts	6.57%		5.00%	03/20/2017		$200	$(13	) $	(13)	—
		International; 7.625%;
		01/15/2017
Morgan Stanley		CDX.NA.HY.17	N/A		5.00%	12/20/2016		97	(2)		(8)	6
Morgan Stanley		CDX.NA.HY.17	N/A		5.00%	12/20/2016		97	(2)		(6)	4
Royal Bank of Scotland PLC		CDX.NA.HY.17	N/A		5.00%	12/20/2016		97	(2)		(11)	9
Royal Bank of Scotland PLC		CDX.NA.HY.17	N/A		5.00%	12/20/2016		97	(2)		3	(5)
Royal Bank of Scotland PLC		CDX.NA.HY.17	N/A		5.00%	12/20/2016		97	(1)		(1)	—
Royal Bank of Scotland PLC		CDX.NA.HY.17	N/A		5.00%	12/20/2016		388	(5)		(28)	23
Total									$(27	)$	(64)	$37

(a) The maximum potential payment amount that the seller of credit protection could be required to make if a credit event occurs as defined under the terms of that particular swap agreement.

(b) The market price and resulting market value for credit default swap agreements on credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit default swap as of the period end. Increasing market values, in absolute terms, when compared to the notional amount of the swap, represent a deterioration of the referenced entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(c) Implied credit spreads, represented in absolute terms, used in determining the market value of credit default swap agreements on corporate issues or sovereign issues as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

All dollar amounts are shown in thousands (000's)

Foreign Currency Contracts

Foreign Currency Purchase						Net Unrealized
Contracts	Counterparty	Delivery Date Contracts to Accept In Exchange For			Value	Appreciation/(Depreciation)
Australian Dollar	Royal Bank of Scotland PLC	03/21/2012	7,037,000	$7,204	$7,529	$325
Brazilian Real	Royal Bank of Scotland PLC	03/21/2012	1,440,000	792	835	43
British Pound	Royal Bank of Scotland PLC	03/21/2012	2,444,000	3,826	3,887	61
Canadian Dollar	Royal Bank of Scotland PLC	03/21/2012	3,916,000	3,865	3,957	92
Canadian Dollar	Royal Bank of Scotland PLC	03/30/2012	91,475	91	92	1

See accompanying notes

49

Schedule of Investments
Global Multi-Strategy Fund
February 29, 2012 (unaudited)

Foreign Currency Contracts (continued)

Foreign Currency Purchase						Net Unrealized
Contracts	Counterparty	Delivery Date Contracts to Accept In Exchange For			Value	Appreciation/(Depreciation)
Chilean Peso	Royal Bank of Scotland PLC	03/21/2012	64,000,000	$128	$133	$5
Chinese Renminbi	Barclays Bank PLC	02/01/2013	31,054,192	4,926	4,930	4
Colombian Peso	Royal Bank of Scotland PLC	03/21/2012	190,000,000	103	107	4
Czech Republic Koruna	Royal Bank of Scotland PLC	03/21/2012	11,700,000	608	627	19
Danish Krone	Royal Bank of Scotland PLC	03/21/2012	1,906,000	339	342	3
Euro	Barclays Bank PLC	04/16/2012	66,000	86	88	2
Euro	Royal Bank of Scotland PLC	03/21/2012	10,243,000	13,533	13,646	113
Hong Kong Dollar	Barclays Bank PLC	05/18/2012	2,649,824	342	342	—
Hungary Forint	Royal Bank of Scotland PLC	03/21/2012	474,000,000	2,043	2,185	142
Indian Rupee	Goldman Sachs & Co	07/12/2012	32,691,200	640	648	8
Indian Rupee	Royal Bank of Scotland PLC	03/21/2012	92,600,000	1,827	1,880	53
Indian Rupee	UBS Securities	07/12/2012	7,105,680	139	141	2
Indonesia Rupiah	Royal Bank of Scotland PLC	03/21/2012	1,400,000,000	156	155	(1)
Israeli Shekel	Royal Bank of Scotland PLC	03/21/2012	780,000	208	206	(2)
Japanese Yen	Royal Bank of Scotland PLC	03/21/2012	668,164,000	8,696	8,222	(474)
Malaysian Ringgit	Goldman Sachs & Co	04/23/2012	2,673,300	840	890	50
Malaysian Ringgit	Royal Bank of Scotland PLC	03/21/2012	1,469,040	469	490	21
Malaysian Ringgit	UBS Securities	04/23/2012	555,957	177	185	8
Mexican Peso	Barclays Bank PLC	06/15/2012	13,137,737	1,013	1,014	1
Mexican Peso	BNP Paribas Bank	03/15/2012	2,599,775	192	202	10
Mexican Peso	Credit Suisse	03/21/2012	5,580,000	431	434	3
Mexican Peso	Goldman Sachs & Co	03/15/2012	10,537,962	770	820	50
Mexican Peso	Royal Bank of Scotland PLC	03/21/2012	27,200,000	2,006	2,115	109
New Zealand Dollar	Royal Bank of Scotland PLC	03/21/2012	11,903,000	9,560	9,917	357
Norwegian Krone	Royal Bank of Scotland PLC	03/21/2012	56,709,000	9,859	10,141	282
Norwegian Krone	UBS Securities	03/08/2012	2,157,000	377	386	9
Philippine Peso	Royal Bank of Scotland PLC	03/21/2012	23,800,000	550	556	6
Polish Zloty	Royal Bank of Scotland PLC	03/21/2012	8,310,000	2,443	2,677	234
Russian Ruble	Royal Bank of Scotland PLC	03/21/2012	56,300,000	1,769	1,924	155
Singapore Dollar	Royal Bank of Scotland PLC	03/21/2012	2,160,000	1,693	1,727	34
South African Rand	Royal Bank of Scotland PLC	03/22/2012	7,800,000	999	1,036	37
South Korean Won	Credit Suisse	03/12/2012	560,000,000	502	501	(1)
South Korean Won	Credit Suisse	03/27/2012	300,000,000	265	268	3
South Korean Won	Royal Bank of Scotland PLC	03/21/2012	4,940,000,000	4,284	4,416	132
Swedish Krona	Royal Bank of Scotland PLC	03/21/2012	29,460,000	4,318	4,450	132
Swiss Franc	JP Morgan Securities	03/08/2012	502,000	547	555	8
Swiss Franc	Royal Bank of Scotland PLC	03/21/2012	2,633,000	2,865	2,912	47
Taiwan New Dollar	Barclays Bank PLC	04/09/2012	22,603,535	748	770	22
Taiwan New Dollar	Royal Bank of Scotland PLC	03/21/2012	27,700,000	928	943	15
Turkish Lira	Royal Bank of Scotland PLC	03/21/2012	4,030,000	2,160	2,295	135
Total						$2,259

Foreign Currency Sale						Net Unrealized
Contracts	Counterparty	Delivery Date Contracts to Deliver In Exchange For			Value	Appreciation/(Depreciation)
Australian Dollar	Barclays Bank PLC	04/23/2012	8,157,000	$8,701	$8,693	$8
Australian Dollar	Merrill Lynch	03/06/2012	400,000	428	429	(1)
Australian Dollar	Royal Bank of Scotland PLC	03/21/2012	2,514,000	2,598	2,690	(92)
Australian Dollar	Royal Bank of Scotland PLC	03/30/2012	28,418	30	30	—
Brazilian Real	Credit Suisse	03/22/2012	870,000	502	504	(2)
Brazilian Real	Royal Bank of Scotland PLC	03/21/2012	590,000	335	342	(7)
British Pound	Barclays Bank PLC	03/12/2012	317,000	495	504	(9)
British Pound	Credit Suisse	03/12/2012	316,366	502	503	(1)
British Pound	Credit Suisse	03/13/2012	160,000	253	255	(2)
British Pound	Credit Suisse	03/15/2012	175,000	276	278	(2)
British Pound	Royal Bank of Scotland PLC	03/21/2012	3,938,000	6,131	6,264	(133)
British Pound	UBS Securities	03/12/2012	316,000	496	503	(7)
Canadian Dollar	Credit Suisse	03/19/2012	1,000,000	1,003	1,010	(7)
Canadian Dollar	Royal Bank of Scotland PLC	03/15/2012	362,510	364	366	(2)
Canadian Dollar	Royal Bank of Scotland PLC	03/21/2012	4,416,000	4,305	4,462	(157)
Canadian Dollar	Royal Bank of Scotland PLC	03/30/2012	539,076	534	545	(11)
Canadian Dollar	Royal Bank of Scotland PLC	04/30/2012	115,875	116	117	(1)
Chilean Peso	Royal Bank of Scotland PLC	03/21/2012	31,000,000	59	64	(5)
Colombian Peso	Merrill Lynch	03/27/2012	430,000,000	241	243	(2)
Colombian Peso	Royal Bank of Scotland PLC	03/21/2012	100,000,000	52	57	(5)
Czech Republic Koruna	Royal Bank of Scotland PLC	03/21/2012	15,100,000	782	809	(27)
Danish Krone	Royal Bank of Scotland PLC	03/21/2012	353,000	62	63	(1)
Euro	Barclays Bank PLC	04/16/2012	32,000	42	43	(1)
Euro	Credit Suisse	03/01/2012	285,000	374	380	(6)
Euro	Credit Suisse	03/05/2012	390,000	511	520	(9)
Euro	Credit Suisse	03/08/2012	447,000	588	596	(8)

See accompanying notes

50

Schedule of Investments
Global Multi-Strategy Fund
February 29, 2012 (unaudited)

Foreign Currency Contracts (continued)

Foreign Currency Sale						Net Unrealized
Contracts	Counterparty	Delivery Date Contracts to Deliver In Exchange For			Value Appreciation/(Depreciation)
Euro	Credit Suisse	03/09/2012	90,000	$118	$120	$(2)
Euro	Credit Suisse	03/12/2012	380,000	504	506	(2)
Euro	Credit Suisse	03/27/2012	140,000	187	187	—
Euro	Credit Suisse	03/30/2012	285,000	383	380	3
Euro	Credit Suisse	04/24/2012	207,000	268	276	(8)
Euro	Credit Suisse	04/30/2012	140,000	183	187	(4)
Euro	JP Morgan Securities	04/16/2012	500,000	641	666	(25)
Euro	Merrill Lynch	03/28/2012	85,500	115	114	1
Euro	Royal Bank of Scotland PLC	03/21/2012	20,937,000	27,449	27,893	(444)
Euro	UBS Securities	04/16/2012	1,710,000	2,182	2,278	(96)
Hungary Forint	Deutsche Bank AG	05/14/2012	135,330,228	553	620	(67)
Hungary Forint	Royal Bank of Scotland PLC	03/21/2012	102,000,000	412	470	(58)
Indian Rupee	Royal Bank of Scotland PLC	03/21/2012	208,100,000	3,859	4,224	(365)
Indonesia Rupiah	Royal Bank of Scotland PLC	03/21/2012	100,000,000	11	11	—
Israeli Shekel	Royal Bank of Scotland PLC	03/21/2012	6,190,000	1,629	1,636	(7)
Japanese Yen	Royal Bank of Scotland PLC	03/21/2012	1,457,466,000	18,613	17,935	678
Japanese Yen	UBS Securities	03/16/2012	247,535,000	3,254	3,046	208
Malaysian Ringgit	Royal Bank of Scotland PLC	03/21/2012	2,239,040	708	747	(39)
Mexican Peso	Barclays Bank PLC	03/15/2012	13,137,737	1,022	1,022	—
Mexican Peso	Barclays Bank PLC	09/27/2012	1,027,198	79	79	—
Mexican Peso	Credit Suisse	03/20/2012	7,100,000	554	552	2
Mexican Peso	JP Morgan Securities	09/27/2012	1,053,851	81	81	—
Mexican Peso	Merrill Lynch	03/07/2012	6,500,000	504	506	(2)
Mexican Peso	Royal Bank of Scotland PLC	03/21/2012	3,100,000	229	241	(12)
Mexican Peso	UBS Securities	09/27/2012	4,162,160	320	319	1
New Zealand Dollar	Royal Bank of Scotland PLC	03/21/2012	1,118,000	854	931	(77)
Norwegian Krone	Barclays Bank PLC	03/08/2012	2,182,000	379	390	(11)
Norwegian Krone	Royal Bank of Scotland PLC	03/21/2012	1,691,000	281	302	(21)
Philippine Peso	Royal Bank of Scotland PLC	03/21/2012	122,900,000	2,782	2,871	(89)
Polish Zloty	Royal Bank of Scotland PLC	03/21/2012	1,520,000	431	490	(59)
Russian Ruble	Royal Bank of Scotland PLC	03/21/2012	5,900,000	182	202	(20)
Singapore Dollar	Royal Bank of Scotland PLC	03/21/2012	5,430,000	4,227	4,343	(116)
South African Rand	Royal Bank of Scotland PLC	03/22/2012	17,000,000	2,058	2,258	(200)
South Korean Won	Royal Bank of Scotland PLC	03/21/2012	580,000,000	504	518	(14)
South Korean Won	UBS Securities	07/12/2012	8,024,300	7	7	—
Swedish Krona	Royal Bank of Scotland PLC	03/21/2012	26,141,000	3,859	3,949	(90)
Swiss Franc	Barclays Bank PLC	03/08/2012	531,000	573	587	(14)
Swiss Franc	Credit Suisse	05/09/2012	105,000	114	116	(2)
Swiss Franc	Royal Bank of Scotland PLC	03/21/2012	2,612,000	2,857	2,888	(31)
Taiwan New Dollar	Royal Bank of Scotland PLC	03/21/2012	48,500,000	1,604	1,651	(47)
Turkish Lira	Royal Bank of Scotland PLC	03/21/2012	840,000	468	478	(10)
Total						$(1,529)

All dollar amounts are shown in thousands (000's)

See accompanying notes

51

		Schedule of Investments
Global Multi-Strategy Fund
February 29, 2012 (unaudited)

Futures Contracts

					Unrealized
Type	Long/Short	Contracts	Notional Value	Market Value	Appreciation/(Depreciation)
90 day Eurodollar; December 2012	Long	9	$2,237	$2,238	$1
90 day Eurodollar; December 2013	Long	9	2,233	2,234	1
90 day Eurodollar; June 2012	Long	43	10,692	10,702	10
90 day Eurodollar; June 2013	Long	10	2,484	2,485	1
90 day Eurodollar; March 2013	Long	11	2,733	2,734	1
90 day Eurodollar; September 2012	Long	6	1,493	1,493	—
90 day Eurodollar; September 2013	Long	9	2,234	2,235	1
90 day Sterling; December 2012	Long	16	3,151	3,153	2
90 day Sterling; December 2013	Long	12	2,360	2,360	—
90 day Sterling; June 2013	Long	14	2,757	2,758	1
90 day Sterling; March 2013	Long	15	2,955	2,956	1
90 day Sterling; September 2013	Long	13	2,559	2,559	—
Australia 3 Year Bond; March 2012	Long	1	116	114	(2)
CAC40 Index; March 2012	Long	16	723	736	13
DJ Euro Stoxx 50; March 2012	Long	47	1,558	1,572	14
DJIA Emini; March 2012	Long	13	796	841	45
eMini NASDAQ 100; March 2012	Long	13	633	682	49
Euribor; December 2012	Long	11	3,628	3,638	10
Euribor; December 2013	Long	9	2,957	2,970	13
Euribor; June 2012	Long	42	13,853	13,891	38
Euribor; June 2013	Long	10	3,294	3,304	10
Euribor; March 2013	Long	10	3,296	3,306	10
Euribor; September 2012	Long	42	13,855	13,893	38
Euribor; September 2013	Long	10	3,291	3,302	11
Euro Swiss; June 2012	Long	2	554	553	(1)
Euro Swiss; September 2012	Long	3	830	829	(1)
FTSE MIB Index; March 2012	Long	1	109	109	—
FTSE100 Index; March 2012	Long	39	3,548	3,631	83
Hang Seng Index; March 2012	Long	1	138	140	2
HSCEI China Index; March 2012	Long	12	903	917	14
IBEX 35 Index; March 2012	Long	2	235	225	(10)
KOSPI 200 Index; March 2012	Long	14	1,557	1,672	115
MSCI Singapore Index; March 2012	Long	5	276	278	2
Russell 2000 Mini; March 2012	Long	35	2,804	2,835	31
S&P Mid 400 Emini; March 2012	Long	5	455	488	33
South Africa All Share; March 2012	Long	32	1,270	1,301	31
90 day Sterling; June 2012	Short	18	3,544	3,546	(2)
90 day Sterling; September 2012	Short	11	2,165	2,168	(3)
AEX Index; March 2012	Short	4	344	346	(2)
Canadian Bank Acceptance; June 2012	Short	45	11,252	11,226	26
Canadian Bank Acceptance; September 2012	Short	19	4,751	4,740	11
Euro Bund 10 Year Bund; March 2012	Short	3	548	559	(11)
Japan Mini 10 Year Bond; March 2012	Short	25	4,366	4,389	(23)
Japan Topix Index; March 2012	Short	14	1,325	1,435	(110)
MSCI Taiwan Index; March 2012	Short	39	1,096	1,125	(29)
Russell 2000 Mini; March 2012	Short	35	2,614	2,835	(221)
S&P 500 Emini; March 2012	Short	744	48,183	50,756	(2,573)
S&P Mid 400 Emini; March 2012	Short	44	3,924	4,297	(373)
SGX CNX Nifty Index; March 2012	Short	122	1,381	1,326	55
SPI 200 Index; March 2012	Short	22	2,442	2,529	(87)
US 10 Year Note; June 2012	Short	38	4,991	4,976	15
US Long Bond; June 2012	Short	19	2,708	2,691	17
Total					$(2,743)
All dollar amounts are shown in thousands (000's)

See accompanying notes

52

			Schedule of Investments
Global Multi-Strategy Fund
February 29, 2012 (unaudited)

Interest Rate Swaps

				(Pay)/Receive				Notional			Unrealized
Counterparty (Issuer)	Floating Rate Index			Floating Rate Fixed Rate Expiration Date Amount						Appreciation/(Depreciation)
BNP Paribas	6 Month JPY LIBOR			Receive		2.00%	12/21/2041	JPY	50,000		$8
Deutsche Bank AG	3 Month EURIBOR			Receive		0.81%	03/20/2013	EUR	20,000		(7)
Deutsche Bank AG	3 Month EURIBOR				Pay	0.94%	03/19/2014		20,000		1
Deutsche Bank AG	6 Month JPY LIBOR			Receive		2.00%	12/21/2041	JPY	50,000		12
Deutsche Bank AG	EUR-EONIA-OIS-COMPOUND			Receive		0.57%	03/19/2014	EUR	20,000		1
Deutsche Bank AG	EUR-EONIA-OIS-COMPOUND				Pay	0.37%	03/20/2013		20,000		1
Goldman Sachs & Co	3 Month EURIBOR			Receive		0.76%	03/20/2013		10,300		(2)
Goldman Sachs & Co	3 Month EURIBOR				Pay	0.91%	03/19/2014		10,300		—
Goldman Sachs & Co	EUR-EONIA-OIS-COMPOUND				Pay	0.35%	03/20/2013		10,300		—
Goldman Sachs & Co	EUR-EONIA-OIS-COMPOUND			Receive		0.57%	03/19/2014		10,300		1
UBS Securities	6 Month AUD Bank Bill				Pay	4.75%	12/14/2017	AUD	800		(1)
UBS Securities	6 Month AUD BBR BBSW				Pay	4.75%	12/15/2017		800		(3)
Total											$11

All dollar amounts are shown in thousands (000's)

Interest Rate Swaptions

			Pay/
			Receive				Upfront
Purchased Swaptions		Floating Rate Floating Exercise Expiration				Notional	Premiums		Market		Unrealized
Outstanding	Counterparty (Issuer)	Index	Rate	Rate	Date	Amount Paid/(Received)			Value Appreciation/(Depreciation)
Put - 10 Year Interest Goldman Sachs & Co		6 Month	Receive	2.70%	04/10/2012	EUR	700	$3	$—		$(3)
Rate Swap		EURIBOR
Put - 30 Year Interest Bank of America NA		3 Month	Receive	2.75%	07/30/2012		$500	23	31		8
Rate Swap		LIBOR
Put - 30 Year Interest Barclays Bank PLC		6 Month	Receive	3.50%	11/05/2012	EUR	400	18	4		(14)
Rate Swap		EURIBOR
Put - 30 Year Interest Deutsche Bank AG		3 Month	Receive	2.75%	07/30/2012		$500	25	31		6
Rate Swap		LIBOR
Put - 30 Year Interest Deutsche Bank AG		3 Month	Receive	2.87%	06/18/2012		700	32	30		(2)
Rate Swap		LIBOR
Total								$101	$96		$(5)

			Pay/
			Receive				Upfront
Written Swaptions		Floating Rate Floating Exercise Expiration				Notional Premiums			Market		Unrealized
Outstanding	Counterparty (Issuer)	Index	Rate	Rate	Date	Amount Paid/(Received)			Value Appreciation/(Depreciation)
Call - 10 Year	Goldman Sachs & Co	6 Month	Receive	2.20%	04/10/2012	EUR	700	$(3)	$(6	) $	(3)
Interest Rate Swap		EURIBOR
Put - 5 Year Interest	Barclays Bank PLC	6 Month	Receive	2.80%	11/05/2012		1,700	(19)	(2)		17
Rate Swap		EURIBOR
Total								$(22)	$(8	) $	14

All dollar amounts are shown in thousands (000's)

Options

						Upfront Premiums					Unrealized
Purchased Options Outstanding	Exercise Price		Expiration Date		Contracts	Paid/(Received)		Market Value Appreciation/(Depreciation)
Call - USD versus CNY; December 2012 $		6.66	12/13/2012		700,000		$5		$1		$(4)
Call - USD versus CNY; December 2012		$6.68	12/13/2012		600,000		4		1		(3)
Call - USD versus CNY; December 2012		$6.68	12/13/2012		500,000		4		1		(3)
Call - USD versus CNY; December 2012		$6.65	12/13/2012		500,000		4		1		(3)
Call - USD versus CNY; January 2013		$6.55	01/09/2013		389,000		2		1		(1)
Call - USD versus CNY; January 2013		$6.53	01/08/2013		400,000		2		1		(1)
Call - USD versus CNY; January 2013		$6.55	01/09/2013		388,000		2		1		(1)
Put - AUD versus USD; August 2012		$0.99	08/16/2012		2,400,000		94		41		(53)
Put - EUR versus USD; March 2012	EUR	1.26	03/14/2012		900,000		1		—		(1)
Put - S&P 500 Index; September 2012		$112.50	09/22/2012		350		1,982		963		(1,019)
Put - USD versus KRW; April 2012		$1,095.00	04/26/2012		600,000		3		3		—
Put - USD versus SGD; April 2012		$1.23	04/26/2012		600,000		2		3		1
Total							$2,105	$1,017			$(1,088)

						Upfront Premiums					Unrealized
Written Options Outstanding	Exercise Price		Expiration Date		Contracts	Paid/(Received)		Market Value Appreciation/(Depreciation)
Call - Pep Boys-Manny, Moe & Jack;		$15.00	04/21/2012		1		$—		$—		$—
April 2012
Call - S&P 500 Index; September 2012		$147.50	09/22/2012		175		(230)		(348)		(118)

See accompanying notes

53

			Schedule of Investments
Global Multi-Strategy Fund
February 29, 2012 (unaudited)

Options (continued)

						Upfront Premiums				Unrealized
Written Options Outstanding		Exercise Price Expiration Date			Contracts	Paid/(Received)	Market Value Appreciation/(Depreciation)
Put - AUD versus USD; August 2012		$0.85	08/16/2012		2,400,000	$(43)		$(11) $		32
Put - S&P 500 Index; September 2012		$100.00	09/22/2012		350	(1,239)		(541)		698
Total						$(1,512)		$(900) $		612

All dollar amounts are shown in thousands (000's)

Credit Default Swaptions

							Upfront
Written Swaptions	Counterparty		Buy/Sell Exercise Expiration Notional				Premiums	Market		Unrealized
Outstanding	(Issuer)	Reference Entity Protection Rate			Date	Amount Paid/(Received) Value Appreciation/(Depreciation)
Call - 5 Year Credit	Bank of America	CDX.IG.17	Sell	1.00%	06/20/2012	$800	$(2)	$(5)		$(3)
Default Swap	NA
Call - 5 Year Credit	JP Morgan Chase	CDX.IG.17	Sell	1.00%	12/19/2012	1,200	(4)	(7)		(3)
Default Swap
Put - 5 Year Credit	Bank of America	CDX.IG.17	Sell	2.00%	06/20/2012	800	(2)	–		2
Default Swap	NA
Put - 5 Year Credit	JP Morgan Chase	CDX.IG.17	Sell	2.00%	12/19/2012	1,200	(8)	(3)		5
Default Swap
Total							$(16)	$(15	) $	1

All dollar amounts are shown in thousands (000's)

Total Return Swaps

										Unrealized
Counterparty (Issuer)		Reference Entity				Expiration Date	Notional Value		Appreciation/(Depreciation)
Bank of America NA		Canada 10 Year Bond; June 2012				06/21/2012		$3,434		$23
Bank of America NA		Euro Bobl 5 Year; March 2012				03/09/2012		990		19
Bank of America NA		Euro Bund 10 Year Bund; March 2012				03/09/2012		(1,086)		(18)
Bank of America NA		Euro Buxl 30 Year Bond; March 2012				03/09/2012		330		5
Bank of America NA		Euro Schatz 2yr; March 2012				03/09/2012		6,146		20
Bank of America NA		UK 10 Year Gilt; June 2012				06/28/2012		722		3
Bank of America NA		US 10 Year Note; June 2012				06/21/2012		6,027		(3)
Bank of America NA		US 2 Year Note; June 2012				06/01/2012		1,762		—
Bank of America NA		US 5 Year Note; June 2012				07/02/2012		862		—
Bank of America NA		US Long Bond; June 2012				06/21/2012		141		—
Morgan Stanley & Co		RTS Index; March 2012				03/16/2012		8		2
Morgan Stanley & Co		Swiss Market Index; March 2012				03/19/2012		(666)		2
Total										$53

All dollar amounts are shown in thousands (000's)

Total Return Equity Basket Swaps

										Unrealized
Counterparty	Fund Pays		Fund Receives			Expiration Date	Market Value	Appreciation/(Depreciation)
Deutsche Bank AG	Floating rate based on 1		Total return on a custom basket of			02/20/2013		$37 $		62
	month LIBOR plus 0.40%		long and short securities traded in
				GBP
Total								$37 $		62

All dollar amounts are shown in thousands (000's)

See accompanying notes

54

Schedule of Investments
Global Multi-Strategy Fund
February 29, 2012 (unaudited)

Short Sales Outstanding

COMMON STOCKS - (30.64)%	Shares	Value (000	's)	COMMON STOCKS (continued)	Shares	Value	(000	's)

Advertising - (0.09)%				Automobile Parts & Equipment (continued)
Interpublic Group of Cos Inc/The	3,793	$44		NGK Insulators Ltd	1,000		$14
JCDecaux SA (a)	3,429	95		NGK Spark Plug Co Ltd	3,000		41
Lamar Advertising Co (a)	3,300	108		NOK Corp	2,400		48
Publicis Groupe SA	934	51		Nokian Renkaat OYJ	4,095		182
		$298		Stanley Electric Co Ltd	3,800		64
				Sumitomo Rubber Industries Ltd	3,000		38
Aerospace & Defense - (0.30)%				Tenneco Inc (a)	400		15
BE Aerospace Inc (a)	800	37
Esterline Technologies Corp (a)	500	32		Toyota Industries Corp	3,500		109
Finmeccanica SpA	22,619	114					$1,182
Goodrich Corp	381	48		Banks - (0.92)%
L-3 Communications Holdings Inc	1,632	115		77 Bank Ltd/The	4,000		18
Lockheed Martin Corp	200	18		Bank of Hawaii Corp	800		37
Northrop Grumman Corp	500	30		Bank of Kyoto Ltd/The	1,000		9
Rockwell Collins Inc	2,723	162		Bank of New York Mellon Corp/The	2,178		48
Spirit Aerosystems Holdings Inc (a)	200	5		BB&T Corp	900		26
TransDigm Group Inc (a)	600	71		Capital One Financial Corp	1,100		56
Triumph Group Inc	3,800	242		Citigroup Inc	6,100		203
United Technologies Corp	1,300	109		Comerica Inc	2,812		84
Zodiac Aerospace	352	34		Credit Suisse Group AG (a)	5,061		136
		$1,017		Cullen/Frost Bankers Inc	500		28
				Deutsche Bank AG	1,608		75
Agriculture - (0.06)%				Erste Group Bank AG	8,808		221
Altria Group Inc	1,200	36		Fifth Third Bancorp	9,519		129
Archer-Daniels-Midland Co	5,322	166		First Horizon National Corp	5,600		53
Philip Morris International Inc	100	9		FirstMerit Corp	1,600		26
		$211		Glacier Bancorp Inc	13,700		189
Airlines - (0.05)%				Goldman Sachs Group Inc/The	400		46
JetBlue Airways Corp (a)	27,000	137		Hancock Holding Co	1,100		37
Southwest Airlines Co	1,200	11		Hiroshima Bank Ltd/The	1,000		5
United Continental Holdings Inc (a)	1,400	29		Huntington Bancshares Inc/OH	9,123		53
		$177		Joyo Bank Ltd/The	8,000		36
				JP Morgan Chase & Co	100		4
Apparel - (0.24)%				Julius Baer Group Ltd (a)	5,203		204
Asics Corp	4,500	53		KeyCorp	3,350		27
Carter's Inc (a)	800	39		Northern Trust Corp	2,237		100
Christian Dior SA	467	73		Prosperity Bancshares Inc	400		18
Deckers Outdoor Corp (a)	1,300	97		Regions Financial Corp	6,600		38
Geox SpA	7,524	27		Shizuoka Bank Ltd/The	5,000		51
Hanesbrands Inc (a)	1,900	55		State Street Corp	1,541		65
Nike Inc	625	67		Sumitomo Mitsui Trust Holdings Inc	14,000		49
Ralph Lauren Corp	600	104		SunTrust Banks Inc	1,396		32
Skechers U.S.A. Inc (a)	1,800	23		Suruga Bank Ltd	5,000		46
Under Armour Inc (a)	2,276	203		Susquehanna Bancshares Inc	11,900		110
VF Corp	400	58		SVB Financial Group (a)	900		53
		$799		Svenska Handelsbanken AB	1,068		36
Automobile Manufacturers - (0.31)%				Synovus Financial Corp	144,500		306
Fiat Industrial SpA	12,921	138		TCF Financial Corp	3,200		34
				UBS AG (a)	4,755		67
Honda Motor Co Ltd	4,900	186
Mazda Motor Corp	17,333	28		US Bancorp	4,340		128
Nissan Motor Co Ltd	4,100	42		Wells Fargo & Co	700		22
Oshkosh Corp (a)	3,393	79		Zions Bancorporation	15,551		295
PACCAR Inc	1,600	74					$3,200
Peugeot SA	10,663	214		Beverages - (0.44)%
Renault SA	811	43		Anheuser-Busch InBev NV	380		25
Scania AB	3,373	67		Beam Inc	4,101		226
Toyota Motor Corp	5,200	215		Carlsberg A/S	408		32
		$1,086		Coca-Cola Co/The	3,100		217
				Constellation Brands Inc (a)	3,377		74
Automobile Parts & Equipment - (0.35)%				Green Mountain Coffee Roasters Inc (a)	5,000		325
Autoliv Inc	500	33
BorgWarner Inc (a)	2,000	166		Heineken NV	1,908		101
Continental AG	763	69		Kirin Holdings Co Ltd	17,000		200
Dana Holding Corp	6,700	107		PepsiCo Inc/NC	1,986		125
Denso Corp	1,000	33		Pernod-Ricard SA	2,197		227
Goodyear Tire & Rubber Co/The (a)	4,294	55					$1,552
Johnson Controls Inc	6,364	208

See accompanying notes

55

Schedule of Investments
Global Multi-Strategy Fund
February 29, 2012 (unaudited)

Short Sales Outstanding

COMMON STOCKS (continued)	Shares	Value	(000	's)	COMMON STOCKS (continued)	Shares	Value	(000	's)

Biotechnology - (0.36)%					Chemicals (continued)
Amgen Inc	800		$54		Valspar Corp	100		$5
Amylin Pharmaceuticals Inc (a)	2,000		34					$3,280
Celgene Corp (a)	1,200		88
Charles River Laboratories International Inc (a)	699		25		Coal - (0.10)%
Cubist Pharmaceuticals Inc (a)	1,600		69		Arch Coal Inc	23,696		321
					Patriot Coal Corp (a)	1,400		10
Gilead Sciences Inc (a)	12,434		566
Life Technologies Corp (a)	3,393		161		Peabody Energy Corp	700		25
Novozymes A/S	718		21					$356
Regeneron Pharmaceuticals Inc (a)	908		95		Commercial Services - (1.61)%
United Therapeutics Corp (a)	400		19		Abertis Infraestructuras SA	7,293		125
Vertex Pharmaceuticals Inc (a)	2,197		85		Adecco SA (a)	485		24
			$1,217		Alliance Data Systems Corp (a)	1,710		208
					American Public Education Inc (a)	800		32
Building Materials - (0.42)%
Asahi Glass Co Ltd	19,000		171		Atlantia SpA	1,853		31
					Avis Budget Group Inc (a)	39,415		508
Buzzi Unicem SpA (a)	2,436		28
Daikin Industries Ltd	3,700		110		Bureau Veritas SA	198		17
					CoStar Group Inc (a)	873		53
Eagle Materials Inc	5,100		160
Geberit AG (a)	103		22		Dai Nippon Printing Co Ltd	3,000		31
Holcim Ltd	914		60		Equifax Inc	1,100		46
					FTI Consulting Inc (a)	3,900		156
Lafarge SA	7,525		350		Geo Group Inc/The (a)	6,100		107
Lennox International Inc	2,000		78
Louisiana-Pacific Corp (a)	6,480		53		H&R Block Inc	7,000		114
Masco Corp	5,200		62		Hamburger Hafen und Logistik AG	7,059		250
					Hertz Global Holdings Inc (a)	132,555		1,896
NCI Building Systems Inc (a)	3,530		43
Owens Corning Inc (a)	5,100		162		Iron Mountain Inc	8,112		252
Rinnai Corp	600		43		Lender Processing Services Inc	4,700		103
					Midas Inc (a)	3,260		30
Sika AG	6		13		Quanta Services Inc (a)	7,959		166
Taiheiyo Cement Corp	25,000		53
TOTO Ltd	4,000		30		Randstad Holding NV	3,181		120
			$1,438		Rent-A-Center Inc/TX	3,400		120
					Robert Half International Inc	7,795		222
Chemicals - (0.96)%					RR Donnelley & Sons Co	2,544		35
Air Products & Chemicals Inc	1,655		149		Securitas AB	3,808		37
Air Water Inc	2,000		26		Sodexo	509		39
Albemarle Corp	100		7		Strayer Education Inc	100		10
Ashland Inc	2,986		189		Toppan Printing Co Ltd	5,000		39
BASF SE	2,088		183		United Rentals Inc (a)	7,749		323
CF Industries Holdings Inc	440		82		Verisk Analytics Inc (a)	600		26
Clariant AG (a)	9,421		132		Visa Inc	1,400		163
Daicel Corp	4,000		26		Weight Watchers International Inc	1,500		117
Dow Chemical Co/The	10,900		365		Western Union Co/The	5,900		103
Eastman Chemical Co	2,450		133					$5,503
Ecolab Inc	2,884		173
EI du Pont de Nemours & Co	2,200		112		Computers - (1.13)%
					Agilysys Inc (a)	5,063		41
Givaudan SA (a)	120		113
					Apple Inc (a)	200		109
Hitachi Chemical Co Ltd	4,700		87		CACI International Inc (a)	200		12
Huntsman Corp	2,900		40		Cadence Design Systems Inc (a)	44,098		519
Intrepid Potash Inc (a)	7,200		182
					Cognizant Technology Solutions Corp (a)	800		56
JSR Corp	1,500		32
K+S AG	2,013		100		Diebold Inc	2,300		90
					EMC Corp/Massachusetts (a)	9,588		265
Kansai Paint Co Ltd	1,000		9
Lanxess AG	149		11		Hewlett-Packard Co	1,000		25
Linde AG	25		4		International Business Machines Corp	100		20
Nissan Chemical Industries Ltd	9,900		99		Jack Henry & Associates Inc	1,200		41
PPG Industries Inc	600		55		Lexmark International Inc	300		11
					Logitech International SA (a)	5,747		49
Praxair Inc	900		98		NetApp Inc (a)	29,088		1,251
RPM International Inc	3,600		86
Sherwin-Williams Co/The	242		25		NTT Data Corp	50		168
Shin-Etsu Chemical Co Ltd	700		37		Obic Co Ltd	110		21
					Riverbed Technology Inc (a)	4,394		125
Sigma-Aldrich Corp	608		44		SanDisk Corp (a)	19,076		944
Sumitomo Chemical Co Ltd	54,000		234
Symrise AG	4,270		125		Seagate Technology PLC	2,300		60
Taiyo Nippon Sanso Corp	23,000		152		TDK Corp	1,200		63
					Western Digital Corp (a)	582		23
Tokai Carbon Co Ltd	28,282		153
Ube Industries Ltd/Japan	4,000		12					$3,893

See accompanying notes

56

Schedule of Investments
Global Multi-Strategy Fund
February 29, 2012 (unaudited)

Short Sales Outstanding

COMMON STOCKS (continued)	Shares	Value	(000	's)	COMMON STOCKS (continued)	Shares	Value	(000	's)

Consumer Products - (0.13)%					Electric (continued)
Avery Dennison Corp	3,100		$95		National Fuel Gas Co	968		$49
Clorox Co/The	500		34		NextEra Energy Inc	5,650		336
Husqvarna AB	32,815		198		Northeast Utilities	5,843		210
Jarden Corp	1,900		67		NV Energy Inc	10,748		168
Kimberly-Clark Corp	595		43		Ormat Technologies Inc	1,500		31
			$437		PG&E Corp	1,501		62
					PPL Corp	3,454		98
Cosmetics & Personal Care - (0.12)%					Progress Energy Inc	595		32
Avon Products Inc	2,960		56		RWE AG	4,055		185
Colgate-Palmolive Co	300		28		SCANA Corp	200		9
Estee Lauder Cos Inc/The	1,300		76		Shikoku Electric Power Co Inc	5,700		157
L'Oreal SA	62		7		Southern Co/The	4,000		177
Oriflame Cosmetics SA	5,326		184		TECO Energy Inc	400		7
Shiseido Co Ltd	1,800		31		Terna Rete Elettrica Nazionale SpA	73,405		276
Unicharm Corp	500		26		Westar Energy Inc	3,000		83
			$408					$5,306

Distribution & Wholesale - (0.16)%					Electrical Components & Equipment - (0.44)%
Arrow Electronics Inc (a)	1,158		46
					Acuity Brands Inc	5,000		311
Fastenal Co	2,300		121		AMETEK Inc	1,223		59
Fossil Inc (a)	250		30
LKQ Corp (a)	3,791		121		Emerson Electric Co	3,300		166
					Energizer Holdings Inc (a)	673		51
Mitsubishi Corp	400		10		Furukawa Electric Co Ltd	47,000		137
Sumitomo Corp	1,800		26		Gamesa Corp Tecnologica SA	16,947		54
Watsco Inc	400		29		GS Yuasa Corp	17,000		92
WESCO International Inc (a)	2,400		151
					Legrand SA	5,469		198
			$534		Mabuchi Motor Co Ltd	800		37
Diversified Financial Services - (0.43)%					Nidec Corp	2,800		264
Aeon Credit Service Co Ltd	5,200		75		Schneider Electric SA	148		10
American Express Co	1,100		58		Ushio Inc	4,600		68
Charles Schwab Corp/The	23,008		319		Vossloh AG	424		45
Daiwa Securities Group Inc	18,000		75					$1,492
Franklin Resources Inc	1,000		118		Electronics - (0.55)%
Legg Mason Inc	7,400		202		Advantest Corp	4,500		63
Nomura Holdings Inc	7,500		34		Agilent Technologies Inc	2,769		121
SLM Corp	7,207		114		Amphenol Corp	4,136		231
Stifel Financial Corp (a)	100		4
					Benchmark Electronics Inc (a)	200		3
T Rowe Price Group Inc	6,100		376		FLIR Systems Inc	7,300		191
Waddell & Reed Financial Inc	2,500		79		Hirose Electric Co Ltd	600		62
			$1,454		Honeywell International Inc	2,159		129
Electric - (1.56)%					Hoya Corp	300		7
A2A SpA	30,374		31		Ibiden Co Ltd	3,500		84
ACEA SpA	1,148		8		Jabil Circuit Inc	4,094		106
Ameren Corp	3,304		106		Koninklijke Philips Electronics NV	4,262		90
American Electric Power Co Inc	2,044		77		Mettler-Toledo International Inc (a)	682		123
Black Hills Corp	1,200		39		Minebea Co Ltd	35,000		164
Chubu Electric Power Co Inc	2,000		37		Murata Manufacturing Co Ltd	4,000		238
Chugoku Electric Power Co Inc/The	4,700		85		Omron Corp	800		18
CMS Energy Corp	9,751		209		Thermo Fisher Scientific Inc	653		37
Dominion Resources Inc/VA	1,900		96		Trimble Navigation Ltd (a)	1,880		95
DTE Energy Co	1,110		60		Woodward Inc	3,200		140
Duke Energy Corp	38,564		807					$1,902
E.ON AG	8,311		191		Engineering & Construction - (0.28)%
EDF SA	5,497		137		Acciona SA	1,071		84
Edison International	3,566		149		ACS Actividades de Construccion y Servicios	4,841		144
Electric Power Development Co Ltd	600		15		SA
Entergy Corp	100		7		Bouygues SA	1,169		37
Exelon Corp	21,643		846		Eiffage SA	7,978		318
FirstEnergy Corp	4,057		180		Fraport AG Frankfurt Airport Services	1,483		91
GDF Suez	672		17		Worldwide
Great Plains Energy Inc	2,900		57		Granite Construction Inc	1,600		46
Hawaiian Electric Industries Inc	2,400		60		Imtech NV	1,469		49
Hokuriku Electric Power Co	2,800		52		Jacobs Engineering Group Inc (a)	1,421		66
ITC Holdings Corp	500		38		KBR Inc	2,675		97
Kyushu Electric Power Co Inc	4,600		68		Obrascon Huarte Lain SA	611		19
MDU Resources Group Inc	2,515		54

See accompanying notes

57

Schedule of Investments
Global Multi-Strategy Fund
February 29, 2012 (unaudited)

Short Sales Outstanding

COMMON STOCKS (continued)	Shares	Value (000	's)	COMMON STOCKS (continued)	Shares	Value	(000	's)

Engineering & Construction (continued)				Hand & Machine Tools (continued)
Vinci SA	536	$28		Sandvik AB	5,285		$81
		$979		Schindler Holding AG - PC	48		6
				SMC Corp/Japan	300		51
Entertainment - (0.09)%				Stanley Black & Decker Inc	1,390		106
Bally Technologies Inc (a)	1,900	82
DreamWorks Animation SKG Inc (a)	1,000	17					$689
Lottomatica SpA	1,334	23		Healthcare - Products - (0.79)%
Oriental Land Co Ltd/Japan	300	31		Affymetrix Inc (a)	10,971		46
Penn National Gaming Inc (a)	200	9		Alere Inc (a)	1,500		38
Vail Resorts Inc	3,700	156		Baxter International Inc	1,000		58
		$318		Becton Dickinson and Co	300		23
				Boston Scientific Corp (a)	24,527		152
Environmental Control - (0.19)%				CareFusion Corp (a)	6,793		175
Kurita Water Industries Ltd	3,400	87		Cie Generale d'Optique Essilor International	114		9
Republic Services Inc	4,995	149		SA
Stericycle Inc (a)	600	52
				DENTSPLY International Inc	6,095		236
Waste Connections Inc	1,700	55		Edwards Lifesciences Corp (a)	500		36
Waste Management Inc	8,099	284		Hologic Inc (a)	1,000		21
		$627		Hospira Inc (a)	6,816		243
Food - (0.68)%				Luxottica Group SpA	3,913		141
Campbell Soup Co	300	10		Masimo Corp (a)	2,800		61
Carrefour SA	1,551	39		Medtronic Inc	3,300		126
Casino Guichard Perrachon SA	336	33		Nobel Biocare Holding AG (a)	3,998		47
Colruyt SA	3,036	119		Patterson Cos Inc	600		19
Corn Products International Inc	4,015	230		PSS World Medical Inc (a)	2,300		56
CSM	2,088	39		ResMed Inc (a)	2,300		67
Dean Foods Co (a)	800	10		Sonova Holding AG (a)	2,990		334
Delhaize Group SA	178	10		St Jude Medical Inc	1,083		46
Ebro Foods SA	132	3		STERIS Corp	800		25
Flowers Foods Inc	3,300	63		Stryker Corp	1,118		60
General Mills Inc	2,200	84		Sysmex Corp	1,100		40
Hain Celestial Group Inc (a)	200	8		Teleflex Inc	300		18
Kellogg Co	1,854	97		Terumo Corp	2,200		106
Kikkoman Corp	10,000	110		Varian Medical Systems Inc (a)	200		13
Kraft Foods Inc	1,200	46		Volcano Corp (a)	3,500		98
McCormick & Co Inc/MD	900	46		William Demant Holding A/S (a)	4,260		395
Nissin Foods Holdings Co Ltd	500	19		Zimmer Holdings Inc	100		6
Safeway Inc	7,453	159					$2,695
Sara Lee Corp	10,760	218		Healthcare - Services - (0.38)%
Smithfield Foods Inc (a)	34,855	817
				Amedisys Inc (a)	5,200		67
Sysco Corp	1,400	41		AMERIGROUP Corp (a)	3,400		231
TreeHouse Foods Inc (a)	2,000	115
				Brookdale Senior Living Inc (a)	1,200		22
United Natural Foods Inc (a)	200	9
				Centene Corp (a)	1,400		68
Yakult Honsha Co Ltd	600	18		Cigna Corp	1,050		46
		$2,343		Fresenius Medical Care AG & Co KGaA	3,327		233
Forest Products & Paper - (0.15)%				HealthSouth Corp (a)	400		8
Holmen AB	4,602	134		Humana Inc	490		43
International Paper Co	3,400	119		Laboratory Corp of America Holdings (a)	800		72
MeadWestvaco Corp	1,873	57		LifePoint Hospitals Inc (a)	2,200		86
Neenah Paper Inc	3,865	108		Mednax Inc (a)	200		15
Svenska Cellulosa AB	2,521	45		Quest Diagnostics Inc	2,900		168
Wausau Paper Corp	4,970	46		UnitedHealth Group Inc	3,400		190
		$509		Universal Health Services Inc	1,480		66
							$1,315
Gas - (0.09)%
CenterPoint Energy Inc	5,470	106		Holding Companies - Diversified - (0.03)%
Questar Corp	400	8		Leucadia National Corp	1,530		44
Sempra Energy	2,902	172		LVMH Moet Hennessy Louis Vuitton SA	242		41
Snam SpA	6,268	31		Wendel SA	226		19
		$317					$104

Hand & Machine Tools - (0.20)%				Home Builders - (0.58)%
Disco Corp	200	11		DR Horton Inc	67,216		964
Konecranes OYJ	6,781	215		Lennar Corp	32,900		769
Makita Corp	1,000	42		MDC Holdings Inc	1,010		25
Mori Seiki Co Ltd	12,300	123		Pulte Group Inc (a)	2,672		24
Regal-Beloit Corp	800	54

See accompanying notes

58

     Schedule of Investments Global Multi-Strategy Fund February 29, 2012 (unaudited)

Short Sales Outstanding

COMMON STOCKS (continued)	Shares	Value	(000	's)	COMMON STOCKS (continued)	Shares	Value	(000	's)

Home Builders (continued)					Investment Companies - (0.05)%
Toll Brothers Inc (a)	8,231		$193		Ares Capital Corp	9,436		$157
			$1,975

Home Furnishings - (0.07)%					Iron & Steel - (0.78)%
Matsushita Electric Industrial Co Ltd	3,700		35		Allegheny Technologies Inc	13,994		614
Sharp Corp/Japan	4,000		28		ArcelorMittal	4,921		104
Tempur-Pedic International Inc (a)	900		71		Cliffs Natural Resources Inc	1,900		121
Whirlpool Corp	1,400		106		Hitachi Metals Ltd	22,000		275
			$240		JFE Holdings Inc	7,800		168
					Nippon Steel Corp	60,000		173
Housewares - (0.04)%					Nucor Corp	3,900		170
Newell Rubbermaid Inc	7,131		130		Rautaruukki OYJ	16,372		186
					Schnitzer Steel Industries Inc	1,400		63
Insurance - (1.04)%					SSAB AB - A Shares	26,393		276
Aflac Inc	3,100		147		Tokyo Steel Manufacturing Co Ltd	700		6
Alleghany Corp (a)	1,518		493		United States Steel Corp	20,127		548
Allianz SE	1,243		151					$2,704
Allstate Corp/The	2,303		72		Leisure Products & Services - (0.21)%
Assurant Inc	2,780		118		Carnival Corp	6,428		195
Assured Guaranty Ltd	2,800		47		Harley-Davidson Inc	800		37
Axis Capital Holdings Ltd	500		15		Life Time Fitness Inc (a)	5,800		287
Chubb Corp/The	200		14		Royal Caribbean Cruises Ltd	700		20
Cincinnati Financial Corp	11,088		390		Shimano Inc	2,200		127
Everest Re Group Ltd	1,402		123		WMS Industries Inc (a)	3,700		82
Hannover Rueckversicherung AG	153		9					$748
Hartford Financial Services Group Inc	2,000		41
Lincoln National Corp	4,200		104		Lodging - (0.13)%
MetLife Inc	8,675		334		Accor SA	2,878		101
Muenchener Rueckversicherungs AG	875		128		Marriott International Inc/DE	4,411		155
NKSJ Holdings Inc	1,200		28		MGM Resorts International (a)	7,900		109
Old Republic International Corp	26,100		284		Starwood Hotels & Resorts Worldwide Inc	1,290		70
Progressive Corp/The	5,700		122		Wyndham Worldwide Corp	675		30
Prudential Financial Inc	3,787		231					$465
Sony Financial Holdings Inc	2,800		51
StanCorp Financial Group Inc	800		32		Machinery - Construction & Mining - (0.16)%
Storebrand ASA	11,390		55		Atlas Copco AB - A Shares	2,647		69
Tokio Marine Holdings Inc	1,600		44		Caterpillar Inc	1,800		205
Torchmark Corp	100		5		Komatsu Ltd	6,700		200
					Terex Corp (a)	2,800		71
Travelers Cos Inc/The	973		57
Tryg A/S	3,311		177					$545
Validus Holdings Ltd	600		18		Machinery - Diversified - (0.56)%
Vienna Insurance Group AG Wiener	2,767		122		AGCO Corp (a)	1,392		72
Versicherung Gruppe					Briggs & Stratton Corp	5,500		93
WR Berkley Corp	2,298		82		Chart Industries Inc (a)	8,704		595
XL Group PLC	2,596		54		CNH Global NV (a)	100		4
			$3,548		Deere & Co	1,100		91
Internet - (1.15)%					FLSmidth & Co A/S	245		19
Amazon.com Inc (a)	383		69		Hexagon AB	16,660		335
eBay Inc (a)	4,320		155		IDEX Corp	2,200		92
Equinix Inc (a)	13,055		1,830		Kawasaki Heavy Industries Ltd	14,000		44
Expedia Inc	1,200		41		Kubota Corp	26,000		256
Gree Inc	1,200		37		Nabtesco Corp	300		7
Kakaku.com Inc	284		8		Roper Industries Inc	3,077		282
Netflix Inc (a)	500		55		Zardoya Otis SA	2,474		33
priceline.com Inc (a)	100		63					$1,923
Rackspace Hosting Inc (a)	2,780		145		Media - (0.55)%
Rakuten Inc	96		95		Cablevision Systems Corp	2,400		34
SBI Holdings Inc/Japan	526		51		Comcast Corp - Class A	600		18
Sohu.com Inc (a)	2,000		99		Discovery Communications Inc - A Shares (a)	1,500		70
TIBCO Software Inc (a)	2,625		76		EW Scripps Co (a)	11,347		108
United Internet AG	786		15		Factset Research Systems Inc	300		26
ValueClick Inc (a)	3,900		81		Gannett Co Inc	14,300		212
VeriSign Inc	25,400		939		Lagardere SCA	822		25
Yahoo Japan Corp	649		205		Mediaset SpA	55,712		165
			$3,964		Metropole Television SA	615		11
					Sirius XM Radio Inc (a)	408,466		923

See accompanying notes

59

Schedule of Investments
Global Multi-Strategy Fund
February 29, 2012 (unaudited)

Short Sales Outstanding

COMMON STOCKS (continued)	Shares	Value (000	's)	COMMON STOCKS (continued)	Shares	Value	(000	's)

Media (continued)				Oil & Gas (continued)
Time Warner Inc	2,800	$104		ConocoPhillips	1,500		$115
Tokyo Broadcasting System Holdings Inc	600	8		Continental Resources Inc/OK (a)	700		64
Walt Disney Co/The	2,973	125		Denbury Resources Inc (a)	2,860		57
Wolters Kluwer NV	1,185	22		Energy XXI Bermuda Ltd (a)	500		19
		$1,851		EOG Resources Inc	734		84
				EXCO Resources Inc	400		3
Metal Fabrication & Hardware - (0.25)%				Exxon Mobil Corp	2,600		225
Assa Abloy AB	7,217	219		Gulfport Energy Corp (a)	200		7
Nachi-Fujikoshi Corp	4,000	22		Helmerich & Payne Inc	1,000		61
NTN Corp	12,000	53		HollyFrontier Corp	3,643		119
Precision Castparts Corp	300	50		Inpex Corp	2		14
Tenaris SA	4,040	79		Lundin Petroleum AB (a)	865		20
Vallourec SA	5,575	392		McMoRan Exploration Co (a)	5,100		71
Worthington Industries Inc	2,600	44		Nabors Industries Ltd (a)	1,019		22
		$859		Noble Corp (a)	4,900		197
Mining - (0.78)%				Occidental Petroleum Corp	200		21
Alcoa Inc	152,191	1,548		Patterson-UTI Energy Inc	3,110		61
Compass Minerals International Inc	300	22		Penn Virginia Corp	21,240		104
Dowa Holdings Co Ltd	9,000	59		Pioneer Natural Resources Co	20,379		2,234
Eldorado Gold Corp	294	4		Plains Exploration & Production Co (a)	1,183		52
Freeport-McMoRan Copper & Gold Inc	6,900	294		Quicksilver Resources Inc (a)	5,300		29
Norsk Hydro ASA	12,030	72		Range Resources Corp	800		51
OSAKA Titanium Technologies Co	1,000	41		Rosetta Resources Inc (a)	200		10
Pan American Silver Corp	21,534	539		Rowan Cos Inc (a)	3,313		122
Titanium Metals Corp	4,200	61		SandRidge Energy Inc (a)	17,200		149
				Saras SpA (a)	26,396		37
		$2,640
				Sunoco Inc	900		35
Miscellaneous Manufacturing - (0.70)%				Swift Energy Co (a)	1,800		54
3M Co	1,000	88		Tesoro Corp (a)	8,540		227
Aalberts Industries NV	6,791	138		Transocean Ltd/Switzerland	3,800		203
Actuant Corp	8,700	245		Ultra Petroleum Corp (a)	1,800		45
Alfa Laval AB	4,148	85		Valero Energy Corp	4,305		105
Barnes Group Inc	2,700	75					$5,400
Danaher Corp	7,589	401
Dover Corp	100	6		Oil & Gas Services - (0.51)%
FUJIFILM Holdings Corp	1,400	35		Cameron International Corp (a)	1,530		85
General Electric Co	11,200	213		CARBO Ceramics Inc	1,500		138
Harsco Corp	1,400	31		Dresser-Rand Group Inc (a)	3,145		165
Hexcel Corp (a)	7,100	179		Dril-Quip Inc (a)	300		21
Illinois Tool Works Inc	500	28		Exterran Holdings Inc (a)	11,600		167
Ingersoll-Rand PLC	1,449	58		FMC Technologies Inc (a)	700		35
Leggett & Platt Inc	3,400	77		Fred Olsen Energy ASA	1,158		49
Pentair Inc	1,400	54		Fugro NV	4,791		352
Polypore International Inc (a)	3,033	125		Lufkin Industries Inc	800		64
Siemens AG	500	50		Oil States International Inc (a)	540		44
SPX Corp	2,070	151		Petroleum Geo-Services ASA (a)	12,287		187
Textron Inc	12,555	345		Schlumberger Ltd	1,500		116
Trinity Industries Inc	600	21		Subsea 7 SA (a)	5,982		144
		$2,405		Weatherford International Ltd (a)	10,400		166
							$1,733
Office & Business Equipment - (0.15)%
Canon Inc	400	18		Packaging & Containers - (0.05)%
Neopost SA	1,092	75		Bemis Co Inc	400		13
Pitney Bowes Inc	6,900	125		Rock-Tenn Co	2,462		173
Ricoh Co Ltd	22,000	202		Toyo Seikan Kaisha Ltd	500		7
Xerox Corp	11,037	91					$193
		$511		Pharmaceuticals - (0.97)%
Oil & Gas - (1.58)%				Abbott Laboratories	300		17
Apache Corp	400	43		Allergan Inc/United States	1,063		95
Atwood Oceanics Inc (a)	1,300	62		AmerisourceBergen Corp	745		28
Berry Petroleum Co	1,100	59		BioMarin Pharmaceutical Inc (a)	4,500		161
Bill Barrett Corp (a)	5,000	146		Bristol-Myers Squibb Co	5,700		183
Cabot Oil & Gas Corp	3,236	113		Chugai Pharmaceutical Co Ltd	200		3
Chesapeake Energy Corp	7,100	178		Dainippon Sumitomo Pharma Co Ltd	1,400		15
Chevron Corp	500	54		Eli Lilly & Co	2,900		114
Concho Resources Inc (a)	1,200	128		Endo Pharmaceuticals Holdings Inc (a)	1,928		71

See accompanying notes

60

Schedule of Investments
Global Multi-Strategy Fund
February 29, 2012 (unaudited)

Short Sales Outstanding

COMMON STOCKS (continued)	Shares	Value (000	's)	COMMON STOCKS (continued)	Shares	Value	(000	's)

Pharmaceuticals (continued)				Retail (continued)
Express Scripts Inc (a)	13,191	$703		CVS Caremark Corp	2,714		$123
Galenica AG	47	29		Darden Restaurants Inc	400		20
Grifols SA (a)	4,739	99		Dick's Sporting Goods Inc	3,632		163
Hisamitsu Pharmaceutical Co Inc	2,279	103		Don Quijote Co Ltd	2,900		100
Johnson & Johnson	500	33		Gap Inc/The	5,800		136
McKesson Corp	523	43		Hennes & Mauritz AB	762		27
Medicis Pharmaceutical Corp	600	21		Home Depot Inc/The	6,164		293
Merck & Co Inc	6,300	241		Isetan Mitsukoshi Holdings Ltd	900		10
Mitsubishi Tanabe Pharma Corp	7,300	100		J Front Retailing Co Ltd	1,000		5
Mylan Inc/PA (a)	18,540	435		JC Penney Co Inc	4,559		180
Novartis AG	757	41		Kohl's Corp	2,419		120
Omnicare Inc	1,248	44		Lowe's Cos Inc	2,700		77
Orion OYJ	571	12		Ltd Brands Inc	2,900		135
Perrigo Co	300	31		Lululemon Athletica Inc (a)	1,500		101
Pfizer Inc	7,100	150		Marui Group Co Ltd	16,600		135
Salix Pharmaceuticals Ltd (a)	1,300	64		McDonald's Corp	300		30
Shionogi & Co Ltd	700	10		McDonald's Holdings Co Japan Ltd	1,800		47
Stada Arzneimittel AG	2,463	75		Men's Wearhouse Inc	1,200		46
Takeda Pharmaceutical Co Ltd	1,600	72		MSC Industrial Direct Co Inc	400		32
Tsumura & Co	4,300	124		Nitori Holdings Co Ltd	2,000		169
VCA Antech Inc (a)	4,200	92		Nordstrom Inc	1,000		54
Viropharma Inc (a)	2,000	64		Nu Skin Enterprises Inc	100		6
		$3,273		O'Reilly Automotive Inc (a)	600		52
				Penske Automotive Group Inc	2,400		58
Pipelines - (0.16)%				Saizeriya Co Ltd	400		6
Energy Transfer Equity LP	3,257	142		Saks Inc (a)	400		5
Pembina Pipeline Corp	10,625	301		Signet Jewelers Ltd	739		35
Williams Cos Inc/The	3,455	103		Sonic Automotive Inc	2,265		39
		$546		Staples Inc	4,213		62
Private Equity - (0.03)%				Swatch Group AG/The - BR	39		18
Jafco Co Ltd	3,900	88		Target Corp	2,219		126
				Tiffany & Co	2,100		136
				Urban Outfitters Inc (a)	13,600		386
Real Estate - (0.10)%				Walgreen Co	100		3
Forest City Enterprises Inc (a)	18,900	276
				Wal-Mart Stores Inc	1,600		95
Jones Lang LaSalle Inc	946	77		Wendy's Co/The	3,300		17
		$353		Williams-Sonoma Inc	865		33
REITS - (1.35)%							$4,258
Alexandria Real Estate Equities Inc	1,075	77		Savings & Loans - (0.03)%
Boston Properties Inc	2,718	276		Hudson City Bancorp Inc	15,200		104
BRE Properties Inc	1,000	48
DDR Corp	38,293	541
Digital Realty Trust Inc	9,345	678		Semiconductors - (1.69)%
Health Care REIT Inc	11,205	610		Advanced Micro Devices Inc (a)	12,700		93
Home Properties Inc	770	44		Altera Corp	2,125		82
Host Hotels & Resorts Inc	61,061	964		Atmel Corp (a)	9,063		92
Mid-America Apartment Communities Inc	730	46		Broadcom Corp (a)	1,575		58
ProLogis Inc	12,576	423		Cavium Inc (a)	1,400		50
SL Green Realty Corp	9,867	751		Cree Inc (a)	10,156		308
Tanger Factory Outlet Centers	2,160	63		Dialog Semiconductor PLC (a)	3,051		66
Ventas Inc	424	24		DSP Group Inc (a)	13,823		88
Vornado Realty Trust	798	65		Infineon Technologies AG	7,975		81
		$4,610		Integrated Device Technology Inc (a)	13,352		92
				Intel Corp	4,100		110
Retail - (1.26)%				Intersil Corp	800		9
ABC-Mart Inc	1,300	46		KLA-Tencor Corp	400		19
Abercrombie & Fitch Co	2,540	116		Lam Research Corp (a)	16,389		684
Autogrill SpA	734	7		Linear Technology Corp	400		13
Best Buy Co Inc	4,100	101		LSI Corp (a)	14,232		122
Brinker International Inc	100	3		MEMC Electronic Materials Inc (a)	13,000		51
CarMax Inc (a)	12,292	377		Microchip Technology Inc	39,579		1,428
Casey's General Stores Inc	300	15		Micron Technology Inc (a)	25,300		216
Cash America International Inc	3,000	139		Power Integrations Inc	3,300		123
Childrens Place Retail Stores Inc/The (a)	1,600	81		Qualcomm Inc	1,900		118
Chipotle Mexican Grill Inc (a)	500	195		Rambus Inc (a)	1,900		13
Costco Wholesale Corp	1,141	98		Rohm Co Ltd	1,700		86

See accompanying notes

61

Schedule of Investments
Global Multi-Strategy Fund
February 29, 2012 (unaudited)

Short Sales Outstanding

COMMON STOCKS (continued)	Shares	Value (000	's)		COMMON STOCKS (continued)	Shares	Value	(000	's)

Semiconductors (continued)					Telecommunications (continued)
Rovi Corp (a)	3,100	$110			Windstream Corp	1,000		$12
Shinko Electric Industries Co Ltd	4,700	43						$2,990
Sigma Designs Inc (a)	7,790	45
Silicon Laboratories Inc (a)	2,300	103			Textiles - (0.03)%
Skyworks Solutions Inc (a)	7,253	196			Cintas Corp	400		15
					Mohawk Industries Inc (a)	1,818		115
Sumco Corp (a)	3,900	42
Texas Instruments Inc	5,300	177						$130
Xilinx Inc	29,078	1,074			Toys, Games & Hobbies - (0.03)%
		$5,792			Mattel Inc	100		3
Software - (0.68)%					Nintendo Co Ltd	700		104
Activision Blizzard Inc	800	10						$107
Adobe Systems Inc (a)	2,200	72			Transportation - (0.43)%
Allscripts Healthcare Solutions Inc (a)	500	10			Bristow Group Inc	400		19
ANSYS Inc (a)	1,223	77			CH Robinson Worldwide Inc	1,200		80
BMC Software Inc (a)	1,582	59			D/S Norden A/S	2,367		69
CA Inc	4,558	123			FedEx Corp	200		18
Cerner Corp (a)	1,000	74			Genesee & Wyoming Inc (a)	900		54
Citrix Systems Inc (a)	812	61			Hankyu Hanshin Holdings Inc	14,000		59
Concur Technologies Inc (a)	4,600	271			JB Hunt Transport Services Inc	400		20
Electronic Arts Inc (a)	4,557	74			Kansas City Southern (a)	1,252		87
Fidelity National Information Services Inc	1,300	41			Keikyu Corp	3,000		27
Informatica Corp (a)	1,085	53			Keio Corp	1,000		7
Intuit Inc	800	46			Kirby Corp (a)	1,300		89
Microsoft Corp	600	19			Knight Transportation Inc	6,000		103
Nomura Research Institute Ltd	2,300	55			Koninklijke Vopak NV	43		2
Nuance Communications Inc (a)	3,700	96			Mitsui OSK Lines Ltd	36,000		164
Oracle Corp	2,200	64			Nippon Express Co Ltd	6,000		24
Oracle Corp Japan	2,400	87			Nippon Yusen KK	1,000		3
Parametric Technology Corp (a)	2,400	64			PostNL NV	47,445		281
Quality Systems Inc	2,500	107			Tidewater Inc	2,300		137
Salesforce.com Inc (a)	3,450	494			Union Pacific Corp	200		22
Solera Holdings Inc	300	14			United Parcel Service Inc	2,300		177
Take-Two Interactive Software Inc (a)	3,700	57						$1,442
Temenos Group AG (a)	10,146	199
UBISOFT Entertainment (a)	3,761	32			Trucking & Leasing - (0.05)%
VeriFone Systems Inc (a)	867	42			GATX Corp	3,600		157
		$2,301

Telecommunications - (0.87)%				Water	- (0.01)%
ADTRAN Inc	5,300	187			Suez Environnement Co	3,125		46
Alcatel-Lucent/France (a)	12,373	31
Anixter International Inc (a)	1,300	90			TOTAL COMMON STOCKS (proceeds $95,516)			$104,826
Aruba Networks Inc (a)	3,690	80			U.S. GOVERNMENT & GOVERNMENT	Principal
CenturyLink Inc	1,500	60			AGENCY OBLIGATIONS - (5.68)%	Amount (000's)	Value	(000	's)
Ciena Corp (a)	28,600	427
					Federal National Mortgage Association (FNMA) - (3.41)%
Corning Inc	1,200	16			3.50%, 03/01/2027	$3,000		$3,147
Crown Castle International Corp (a)	900	47
					4.50%, 03/01/2042	8,000		8,524
Deutsche Telekom AG	2,355	27						$11,671
Elisa OYJ	4,839	110
Finisar Corp (a)	5,000	101			U.S. Treasury - (2.27)%
Frontier Communications Corp	5,793	27			3.13%, 05/15/2021	7,000		7,769
Harris Corp	8,100	353
Koninklijke KPN NV	2,328	25			TOTAL U.S. GOVERNMENT & GOVERNMENT AGENCY			$19,440
Leap Wireless International Inc (a)	24,000	251			OBLIGATIONS (proceeds $19,514)
MetroPCS Communications Inc (a)	5,434	56
Motorola Solutions Inc	734	36
Nokia OYJ	15,468	81
Plantronics Inc	5,300	198			(a) Non-Income Producing Security
Polycom Inc (a)	4,119	85
RF Micro Devices Inc (a)	7,246	35
SBA Communications Corp (a)	2,900	136
Telefonica SA	2,842	49
Telekom Austria AG	9,580	112
Telenet Group Holding NV (a)	2,735	108
Telephone & Data Systems Inc	1,413	36
Virgin Media Inc	8,500	214

See accompanying notes

62

     Schedule of Investments Preferred Securities Fund February 29, 2012 (unaudited)

COMMON STOCKS - 0.06%	Shares Held	Value (000's)	PREFERRED STOCKS (continued)	Shares Held	Value	(000	's)

Publicly Traded Investment Fund - 0.06%			Diversified Financial Services (continued)
BlackRock Preferred Income Strategies Fund	201,483	$2,156	Citigroup Capital IX	462,079		$11,113
Inc			Citigroup Capital VII	448,700		11,262
			Citigroup Capital VIII	190,879		4,799
TOTAL COMMON STOCKS		$2,156	Citigroup Capital X	340,281		8,303
CONVERTIBLE PREFERRED STOCKS -			Citigroup Capital XI	335,869		8,125
0.40%	Shares Held Value (000's)		Citigroup Capital XII	142,400		3,711
			Citigroup Capital XIII	272,299		7,366
Banks - 0.40%			Citigroup Capital XV	2,700		67
Bank of America Corp	3,820	3,601	Citigroup Capital XVI	115,016		2,840
Wells Fargo & Co	10,360	11,385	Citigroup Capital XVII	9,000		222
		$14,986	Corporate-Backed Trust Certificates 6.00%;	170,000		3,856
REITS - 0.00%			Series GS
CommonWealth REIT 6.50%; Series D	3,000	66	Corporate-Backed Trust Certificates 6.00%;	2,828		71
			Series PRU
TOTAL CONVERTIBLE PREFERRED STOCKS		$15,052	Corporate-Backed Trust Certificates 6.25%;	11,400		292
PREFERRED STOCKS - 49.13%	Shares Held	Value (000's)	Series BMY
			Corporate-Backed Trust Certificates 6.30%;	7,100		170
Banks - 12.76%			Series GS
ABN AMRO North America Capital Funding	7,200	3,926	Credit Suisse AG/Guernsey	1,513,192		40,311
Trust I (a)			General Electric Capital Corp 6.00%	74,700		1,932
BAC Capital Trust V	66,100	1,545	General Electric Capital Corp 6.05%	63,455		1,642
BAC Capital Trust VIII	162,900	3,758	JP Morgan Chase Capital XI	695,214		17,686
BAC Capital Trust X	49,300	1,168	JP Morgan Chase Capital XXIX	213,800		5,546
Bank of America Corp 6.38%; Series 3	26,378	587	Merrill Lynch Capital Trust I	331,100		7,797
Bank of America Corp 6.63%; Series I	203,384	4,861	Merrill Lynch Capital Trust II	134,361		3,155
Bank of America Corp 8.20%; Series H	25,080	637	Merrill Lynch Preferred Capital Trust III	5,800		143
Bank One Capital VI	334,809	8,661	Merrill Lynch Preferred Capital Trust IV	91,500		2,282
Barclays Bank PLC 7.10%	1,020,235	25,067	Merrill Lynch Preferred Capital Trust V	138,300		3,430
Barclays Bank PLC 7.75%	644,829	16,217	Morgan Stanley Capital Trust III	350,200		8,429
Barclays Bank PLC 8.13%	288,639	7,375	Morgan Stanley Capital Trust IV	513,971		12,520
BB&T Capital Trust V	901,000	23,940	Morgan Stanley Capital Trust V	422,449		10,071
COBANK ACB 11.00%; Series C (a)	202,000	10,996	Morgan Stanley Capital Trust VI	329,981		8,055
COBANK ACB 11.00%; Series D	115,000	6,149	Morgan Stanley Capital Trust VII	204,653		5,008
COBANK ACB 7.00% (a)	70,000	3,375	Morgan Stanley Capital Trust VIII	97,460		2,375
Countrywide Capital V	209,500	5,041	National City Capital Trust IV	29,500		763
Countrywide Financial Corp	679,219	16,478	PreferredPlus TR-CCR1 5.75%; Series GSG2	17,800		426
Deutsche Bank Capital Funding Trust IX	18,350	439	PreferredPlus TR-CCR1 6.00%; Series GSC3	59,200		1,349
Deutsche Bank Capital Funding Trust VIII	397,803	9,273	PreferredPlus TR-CCR1 6.00%; Series GSC4	41,600		962
Deutsche Bank Capital Funding Trust X	349,285	8,837	PreferredPlus TR-CCR1 6.00%; Series GSG1	14,291		352
Deutsche Bank Contingent Capital Trust II	2,104,472	49,771	SATURNS 2004-04	127,886		3,067
Deutsche Bank Contingent Capital Trust III	531,600	13,492	SATURNS 2004-06	174,400		4,098
Deutsche Bank Contingent Capital Trust V	22,500	593	SATURNS 2004-2	7,900		189
Fifth Third Capital Trust V	100,500	2,549				$238,131
Fifth Third Capital Trust VI	314,171	7,980
Fleet Capital Trust IX	108,900	2,608	Electric - 3.73%
Fleet Capital Trust VIII	138,422	3,512	Alabama Power Co	89,000		2,537
HSBC Holdings PLC 6.20%	1,074,600	26,908	Alabama Power Co Series 2007B	33,203		841
HSBC Holdings PLC 8.00%	568,600	15,369	Dominion Resources Inc/VA	1,182,653		34,900
HSBC USA Inc	186,080	8,792	Entergy Arkansas Inc	35,863		982
HSBC USA Inc 6.50%	231,200	5,849	Entergy Louisiana LLC	3,369		96
KeyCorp Capital X	36,858	966	Entergy Mississippi Inc	17,012		494
Lloyds Banking Group PLC	31,900	829	Entergy Texas Inc	950,460		27,326
M&T Capital Trust IV	381,400	10,252	Georgia Power Co 6.50%	77,300		8,527
National City Capital Trust III	129,600	3,301	Georgia Power Co 8.20%	203,658		6,525
PNC Capital Trust D	485,824	12,384	Gulf Power Co 6.00%	60,914		6,137
PNC Capital Trust E	740,482	19,364	Gulf Power Co 6.45%	4,600		490
PNC Financial Services Group Inc	158,677	4,372	NextEra Energy Capital Holdings Inc	463,970		13,553
Royal Bank of Scotland Group PLC 5.75%;	578,400	11,047	PPL Capital Funding Inc	424,759		11,082
Series L			SCANA Corp	20,135		594
Santander Finance Preferred SAU	2,093,315	59,136	Xcel Energy Inc	920,539		25,112
SunTrust Capital IX	317,000	8,131				$139,196
USB Capital XI	154,836	3,976	Insurance - 7.98%
USB Capital XII	351,778	8,977	AAG Holding Co Inc 7.50%	129		3
Wachovia Capital Trust IX	685,800	17,385	Aegon NV (b)	59,917		1,543
Wells Fargo Capital IX	441,941	11,345	Aegon NV 4.00%	66,900		1,394
Wells Fargo Capital VII	316,539	8,081	Aegon NV 6.375%	975,042		22,016
Wells Fargo Capital XI	19,800	506	Aegon NV 6.50%	246,558		5,582
		$475,805	Allianz SE	1,026,282		26,940
Diversified Financial Services - 6.39%			Arch Capital Group Ltd 7.88%	109,700		2,785
Ameriprise Financial Inc	1,164,255	34,346	Arch Capital Group Ltd 8.00%	458,309		11,774

See accompanying notes

63

Schedule of Investments
Preferred Securities Fund
February 29, 2012 (unaudited)

PREFERRED STOCKS (continued)	Shares Held	Value (000	's)		PREFERRED STOCKS (continued)	Shares Held	Value	(000	's)

Insurance (continued)					REITS (continued)
Axis Capital Holdings Ltd 7.25%	3,482	$89			Public Storage Inc 6.60%; Series C	158,868		$4,086
Axis Capital Holdings Ltd 7.50%	333,000	31,396			Public Storage Inc 6.63%; Series M	13,795		352
Berkley W R Capital Trust	760,429	19,201			Public Storage Inc 6.85%; Series Y	98,900		2,516
Delphi Financial Group Inc 7.38%	525,261	13,284			Public Storage Inc 6.88%	3,701		105
Everest Re Capital Trust II	363,515	9,252			Public Storage Inc 7.00%; Series N	10,385		271
ING Groep NV 6.13%	69,248	1,463			Realty Income Corp - Series D	326,424		8,321
ING Groep NV 6.20%	30,250	644			Realty Income Corp - Series F	853,083		21,865
ING Groep NV 6.38%	849,100	18,230			Regency Centers Corp 6.63%	230,854		5,852
ING Groep NV 7.05%	1,019,494	23,612			Regency Centers Corp 6.70%	243,520		6,132
ING Groep NV 7.20%	166,345	3,926			Regency Centers Corp 7.25%	259,717		6,488
ING Groep NV 7.38%	862,200	20,917			Regency Centers Corp 7.45%	265,422		6,630
ING Groep NV 8.50%	50,340	1,274			Vornado Realty LP	1,445,611		40,549
Markel Corp	149,213	3,854			Vornado Realty Trust - Series F	419,925		10,767
PartnerRe Ltd 6.50%	201,516	5,050			Vornado Realty Trust - Series G	7,850		199
PartnerRe Ltd 6.75%	114,928	2,913			Vornado Realty Trust - Series H	112,700		2,885
PartnerRe Ltd 7.25%	11,415	300			Vornado Realty Trust - Series I	116,293		2,956
PLC Capital Trust III	27,969	709			Vornado Realty Trust - Series J	174,963		4,619
PLC Capital Trust IV	50,282	1,285			Wachovia Corp 7.25%	391,954		10,304
PLC Capital Trust V	266,500	6,756			Weingarten Realty Investors 6.50%	803,368		20,598
Protective Life Corp	564,179	14,302			Weingarten Realty Investors 6.95%	204,100		5,188
Prudential Financial Inc	682,818	18,743			Weingarten Realty Investors 8.10%	1,814,746		43,627
Prudential PLC 6.50%	96,549	2,481						$464,432
Prudential PLC 6.75%	170,992	4,453
RenaissanceRe Holdings Ltd - Series C	244,277	6,146			Savings & Loans - 0.52%
RenaissanceRe Holdings Ltd - Series D	608,200	15,296			First Niagara Financial Group Inc	704,500		19,479
Torchmark Capital Trust III	6,215	159
		$297,772			Sovereign - 0.74%

Media - 1.20%					Farm Credit Bank/Texas	23,800		27,474
CBS Corp 6.75%	776,000	19,695
Comcast Corp 6.63%	852,687	21,769			Telecommunications - 3.27%
Comcast Corp 7.00%; Series B	125,198	3,184			Centaur Funding Corp (a),(b)	2,950		1,589
		$44,648			Centaur Funding Corp 9.08% (a)	35,823		40,155
					Qwest Corp 7.38%	372,908		9,893
Oil & Gas - 0.09%					Qwest Corp 7.50%	953,711		25,693
Nexen Inc	125,869	3,181			Telephone & Data Systems Inc 6.63%	345,967		8,892
					Telephone & Data Systems Inc 6.88%	1,400		38
REITS - 12.45%					Telephone & Data Systems Inc 7.00%	1,210,811		32,486
CommonWealth REIT 7.50%	318,430	7,047			United States Cellular Corp	125,584		3,337
CommonWealth REIT - Series C	800,354	20,049						$122,083
CommonWealth REIT - Series E	174,921	4,495			TOTAL PREFERRED STOCKS			$1,832,201
DDR Corp - Series H	5,000	126				Principal
DDR Corp - Series I	70,000	1,765		BONDS	- 44.20%	Amount (000's)	Value	(000	's)
Digital Realty Trust Inc	592,335	15,567
Duke Realty Corp 6.50%	287,097	7,154		Banks	- 14.55%
Duke Realty Corp 6.60%	81,400	2,042			Abbey National Capital Trust I
Duke Realty Corp 6.63%	261,100	6,543			8.96%, 12/31/2049	$12,847		$12,831
Duke Realty Corp 6.95%	733,511	18,558			ABN Amro North American Holding Preferred
Harris Preferred Capital Corp	72,900	1,881			Capital Repackage Trust I
					6.52%, 12/29/2049(a),(c)	34,250		27,314
Hospitality Properties Trust	406,544	10,383
Kimco Realty Corp 6.65%	83,650	2,116			Agfirst Farm Credit Bank
					7.30%, 12/31/2049(a),(d)	1,850		1,838
Kimco Realty Corp 6.90%	343,626	9,866
Kimco Realty Corp 7.75%	1,693,705	43,986			BAC Capital Trust XIII
					0.95%, 12/31/2049(c)	5,000		3,351
National Retail Properties Inc (b)	436,749	10,927
ProLogis Inc - Series L	156,100	3,863			BankAmerica Institutional Capital A
					8.07%, 12/31/2026(a)	20,500		20,577
ProLogis Inc - Series M	50,200	1,264
ProLogis Inc - Series P	79,009	2,007			BankAmerica Institutional Capital B
					7.70%, 12/31/2026(a)	6,760		6,549
ProLogis Inc - Series Q	125,000	7,238
ProLogis Inc - Series S	92,900	2,369			BankBoston Capital Trust IV
					1.14%, 06/08/2028(c)	5,000		3,401
PS Business Parks Inc - Series H	224,911	5,706
PS Business Parks Inc - Series I	388,000	9,820			Barclays Bank PLC
PS Business Parks Inc - Series P	583,356	14,852			6.28%, 12/31/2049	14,300		11,561
					6.86%, 09/29/2049(a),(c)	14,402		12,962
PS Business Parks Inc - Series R	130,211	3,464			7.43%, 12/31/2049(a),(c)	8,956		8,866
PS Business Parks Inc - Series S	46,415	1,179
Public Storage Inc 5.90%	56,300	1,434			BB&T Capital Trust I
Public Storage Inc 6.18%; Series D	19,481	497			5.85%, 08/18/2035	2,569		2,595
Public Storage Inc 6.35%; Series R	746,444	20,221			BB&T Capital Trust IV
					6.82%, 06/12/2057(c)	17,500		17,719
Public Storage Inc 6.45%; Series F	304,801	7,766
Public Storage Inc 6.45%; Series X	222,075	5,687			BBVA International Preferred SAU
					5.92%, 12/30/2049(c)	25,095		19,546
Public Storage Inc 6.50%; Series Q	19,946	562
Public Storage Inc 6.50%; Series W	378,158	9,688

See accompanying notes

64

     Schedule of Investments Preferred Securities Fund February 29, 2012 (unaudited)

	Principal				Principal	Value
BONDS (continued)	Amount (000's)	Value (000	's)	BONDS (continued)	Amount (000's)	(000	's)

Banks (continued)				Banks (continued)
BNP Paribas SA				PNC Financial Services Group Inc
5.19%, 06/29/2049(a),(c)	$11,020	$9,147		6.75%, 08/01/2049(c)	$26,900	$28,372
BPCE SA				PNC Preferred Funding Trust I
2.23%, 07/29/2049(c)	6,000	2,666		6.52%, 12/31/2049(a),(c)	4,700	3,666
6.75%, 01/27/2049	11,500	8,573		Royal Bank of Scotland Group PLC
12.50%, 08/29/2049(a),(d)	500	514		7.65%, 08/29/2049(c)	18,560	15,358
Capital One Capital VI				Santander Finance Preferred SAU
8.88%, 05/15/2040	600	620		10.50%, 12/31/2049(c)	1,520	1,565
Claudius Ltd for Credit Suisse				Societe Generale SA
7.88%, 06/29/2049	12,892	13,150		1.33%, 12/29/2049(a),(c)	3,400	1,917
Cooperatieve Centrale Raiffeisen-				5.92%, 04/29/2049(a),(c)	52,852	40,206
Boerenleenbank BA/Netherlands				8.75%, 10/29/2049	23,660	20,572
11.00%, 12/29/2049(a),(c)	10,200	12,913		Standard Chartered PLC
Countrywide Capital III				0.81%, 07/29/2049(c)	2,000	1,000
8.05%, 06/15/2027	10,460	10,499		7.01%, 07/29/2049(a)	16,150	15,786
Credit Agricole SA				State Street Capital Trust III
8.38%, 12/13/2049(a),(c)	3,000	2,685		5.54%, 01/29/2049(c)	250	251
Credit Suisse Group Guernsey I Ltd				State Street Capital Trust IV
7.88%, 02/24/2041(c)	15,400	15,383		1.55%, 06/15/2037(c)	600	424
Den Norske Creditbank						$542,612
0.81%, 11/29/2049(c)	8,940	4,524
0.90%, 08/29/2049(c)	6,150	3,259		Diversified Financial Services - 11.07%
Deutsche Bank Capital Funding Trust I				Ageas Hybrid Financing SA
3.55%, 12/29/2049(a),(c)	7,700	5,159		8.25%, 02/28/2049	30,822	24,658
Deutsche Bank Capital Funding Trust VII				American Express Co
				6.80%, 09/01/2066(c)	16,800	17,136
5.63%, 01/29/2049(a),(c)	3,000	2,490
Dresdner Funding Trust I				Capital One Capital III
8.15%, 06/30/2031(a)	31,040	25,763		7.69%, 08/15/2036	5,700	5,800
Fifth Third Capital Trust IV				Capital One Capital IV
6.50%, 04/15/2037(c)	8,000	7,940		6.75%, 02/17/2037	45,220	45,729
First Empire Capital Trust I				Charles Schwab Corp/The
				7.00%, 02/01/2049(c)	26,600	27,736
8.23%, 02/01/2027	7,250	7,348
First Hawaiian Capital I				Citigroup Capital XXI
8.34%, 07/01/2027	5,000	4,600		8.30%, 12/21/2057	1,900	1,955
First Union Capital II				Credit Suisse AG/Guernsey
				1.19%, 05/29/2049(c)	14,146	9,482
7.95%, 11/15/2029	700	725
HBOS Capital Funding No2 LP				Glen Meadow Pass-Through Trust
				6.51%, 02/12/2067(a),(c)	62,060	46,545
6.07%, 06/29/2049(a),(c)	5,590	3,969
HSBC Bank PLC				Goldman Sachs Capital I
0.88%, 09/29/2049(c)	5,000	2,400		6.35%, 02/15/2034	5,750	5,384
1.06%, 06/29/2049(c)	5,000	2,250		HSBC Finance Capital Trust IX
HSBC Capital Funding LP/Jersey Channel				5.91%, 11/30/2035	5,200	4,667
Islands				JP Morgan Chase Capital XXII
10.18%, 12/29/2049(a),(c)	6,000	7,740		6.45%, 02/02/2037	16,477	16,559
HSBC USA Capital Trust I				JP Morgan Chase Capital XXVII
7.81%, 12/15/2026(a)	300	303		7.00%, 11/01/2039	23,050	23,511
HSBC USA Capital Trust III				Macquarie PMI LLC
7.75%, 11/15/2026	7,200	7,272		8.38%, 12/02/2049	4,000	3,937
JP Morgan Chase Capital XX				Man Group PLC
6.55%, 09/29/2036	9,950	10,000		5.00%, 08/09/2017	18,800	15,952
JP Morgan Chase Capital XXV				11.00%, 05/29/2049	2,300	2,312
6.80%, 10/01/2037	13,435	13,569		MBNA Capital A
LBG Capital No.1 PLC				8.28%, 12/01/2026	2,000	2,025
7.88%, 11/01/2020(a)	11,100	9,496		Old Mutual Capital Funding LP
8.00%, 12/29/2049(a),(c)	30,400	24,630		8.00%, 05/29/2049	21,239	20,952
Natixis				Swiss Re Capital I LP
				6.85%, 05/29/2049(a),(c)	35,420	31,959
9.00%, 04/29/2049	532	453
10.00%, 04/30/2049(c)	16,200	13,444		ZFS Finance USA Trust II
				6.45%, 12/15/2065(a),(c)	85,950	83,371
NB Capital Trust II
7.83%, 12/15/2026	8,525	8,429		ZFS Finance USA Trust IV
				5.88%, 05/09/2032(a)	3,000	2,925
NB Capital Trust IV
8.25%, 04/15/2027	2,600	2,629		ZFS Finance USA Trust V
				6.50%, 05/09/2037(a)	21,383	20,153
NBP Capital Trust III
7.38%, 10/27/2049	5,313	3,799				$412,748
Nordea Bank AB				Electric - 2.77%
5.42%, 12/20/2049(a)	4,000	3,820		Dominion Resources Inc/VA
8.38%, 09/25/2049	900	949		2.88%, 09/30/2049(c)	22,950	19,536
North Fork Capital Trust II				Integrys Energy Group Inc
8.00%, 12/15/2027	11,150	11,275		6.11%, 12/01/2066(c)	15,582	15,466

See accompanying notes

65

     Schedule of Investments Preferred Securities Fund February 29, 2012 (unaudited)

	Principal				Principal
BONDS (continued)	Amount (000's)	Value (000	's)	BONDS (continued)	Amount (000's)		Value (000	's)

Electric (continued)				Pipelines - 0.91%
NextEra Energy Capital Holdings Inc				TransCanada PipeLines Ltd
6.35%, 10/01/2066(c)	$4,000	$4,050		6.35%, 05/15/2067(c)	$32,968		$33,833
6.65%, 06/15/2067(c)	3,000	3,037
7.30%, 09/01/2067(c)	37,255	39,211
PPL Capital Funding Inc				Sovereign - 0.25%
6.70%, 03/30/2067(c)	22,325	21,990		Svensk Exportkredit AB
				6.38%, 10/29/2049(a)	10,000		9,510
		$103,290

Insurance - 14.05%				Transportation - 0.60%
ACE Capital Trust II				BNSF Funding Trust I
9.70%, 04/01/2030	3,690	4,943		6.61%, 12/15/2055(c)	21,460		22,238
Aegon NV
2.15%, 07/29/2049(c)	11,330	6,118
				TOTAL BONDS			$1,648,186

Allstate 6.13%, Corp/The 05/15/2037(c)	16,259	15,914			Maturity
6.50%, 05/15/2057	12,505	12,255		REPURCHASE AGREEMENTS - 5.26%	Amount (000's)	Value	(000	's)
AXA SA				Banks - 5.26%
6.38%, 12/29/2049(a),(c)	41,868	33,494		Investment in Joint Trading Account; Credit	$62,250		$62,250
6.46%, 12/31/2049(a),(c)	1,700	1,360		Suisse Repurchase Agreement; 0.15%
8.60%, 12/15/2030	6,900	7,380		dated 02/29/12 maturing 03/01/12
Catlin Insurance Co Ltd				(collateralized by US Government
7.25%, 12/31/2049(a)	67,475	60,390		Securities; $63,494,686; 0.13% - 1.75%;
Dai-ichi Life Insurance Co Ltd/The				dated 12/31/13 - 10/31/15)
7.25%, 12/31/2049(a)	14,750	15,290		Investment in Joint Trading Account; Deutsche	70,698		70,698
Everest Reinsurance Holdings Inc				Bank Repurchase Agreement; 0.18% dated
6.60%, 05/15/2037(c)	28,720	27,033		02/29/12 maturing 03/01/12 (collateralized
Great-West Life & Annuity Insurance Capital				by US Government Securities;
LP				$72,111,821; 0.00% - 8.20%; dated
6.63%, 11/15/2034(a)	4,000	3,773		03/01/12 - 07/15/32)
Great-West Life & Annuity Insurance Capital				Investment in Joint Trading Account; JP	22,232		22,232
LP II				Morgan Repurchase Agreement; 0.12%
7.15%, 05/16/2046(a),(c)	8,750	8,684		dated 02/29/12 maturing 03/01/12
ING Capital Funding Trust III				(collateralized by US Government
4.18%, 12/31/2049(c)	7,000	5,880		Securities; $22,676,674; 0.00% - 7.00%;
Liberty Mutual Group Inc				dated 10/15/12 - 01/15/30)
7.00%, 03/15/2037(a),(c)	2,700	2,363		Investment in Joint Trading Account; Merrill	40,912		40,911
7.80%, 03/15/2037(a)	10,888	10,616		Lynch Repurchase Agreement; 0.14%
Liberty Mutual Insurance Co				dated 02/29/12 maturing 03/01/12
7.70%, 10/15/2097(a)	37,400	35,180		(collateralized by US Government
Lincoln National Corp				Securities; $41,729,886; 0.00% - 0.88%;
6.05%, 04/20/2067(c)	2,520	2,312		dated 02/07/13 - 01/31/17)
7.00%, 05/17/2066(c)	12,775	12,200					$196,091
Metlife Capital Trust IV				TOTAL REPURCHASE AGREEMENTS			$196,091
7.88%, 12/15/2037(a)	19,200	21,120		Total Investments			$3,693,686
MetLife Capital Trust X				Other Assets in Excess of Liabilities, Net - 0.95%			$35,448
9.25%, 04/08/2038(a)	13,335	16,402
				TOTAL NET ASSETS - 100.00%			$3,729,134
MMI Capital Trust I
7.63%, 12/15/2027	1,073	1,154
Nationwide Financial Services Inc				(a)	Security exempt from registration under Rule 144A of the Securities Act of
6.75%, 05/15/2037	68,095	61,966		1933. These securities may be resold in transactions exempt from
Progressive Corp/The				registration, normally to qualified institutional buyers. Unless otherwise
6.70%, 06/15/2037	5,550	5,828		indicated, these securities are not considered illiquid. At the end of the
Prudential PLC				period, the value of these securities totaled $771,939 or 20.70% of net
6.50%, 06/29/2049	25,150	23,390		assets.
7.75%, 12/16/2049	4,800	4,896		(b) Non-Income Producing Security
11.75%, 12/29/2049(c)	3,200	3,697		(c)	Variable Rate. Rate shown is in effect at February 29, 2012.
QBE Capital Funding II LP				(d) Security is Illiquid
6.80%, 06/29/2049(a),(c)	6,900	6,008
QBE Capital Funding III Ltd
7.25%, 05/24/2041(a),(c)	57,136	52,040
Reinsurance Group of America Inc				Unrealized Appreciation (Depreciation)
6.75%, 12/15/2065(c)	19,750	18,082		The net federal income tax unrealized appreciation (depreciation) and federal tax
USF&G Capital III				cost of investments held as of the period end were as follows:
8.31%, 07/01/2046(a)	2,000	2,405
XL Group PLC				Unrealized Appreciation			$404,917
6.50%, 12/31/2049(c)	49,300	41,782		Unrealized Depreciation			(70,374)
		$523,955		Net Unrealized Appreciation (Depreciation)			$334,543
				Cost for federal income tax purposes			$3,352,670

				All dollar amounts are shown in thousands (000's)

See accompanying notes

66

Schedule of Investments
Preferred Securities Fund
February 29, 2012 (unaudited)

Portfolio Summary (unaudited)
Sector	Percent
Financial	85 .43%
Utilities	6 .50%
Communications	4 .47%
Energy	1 .00%
Government	0 .99%
Industrial	0 .60%
Exchange Traded Funds	0 .06%
Other Assets in Excess of Liabilities, Net	0 .95%
TOTAL NET ASSETS	100.00%

See accompanying notes

67

     Schedule of Investments Small-MidCap Dividend Income Fund February 29, 2012 (unaudited)

COMMON STOCKS - 94.57%	Shares Held	Value	(000	's)	COMMON STOCKS (continued)	Shares Held	Value	(000	's)

Automobile Manufacturers - 1.34%					Healthcare - Products (continued)
New Flyer Industries Inc	425,339		$3,465		Teleflex Inc	26,992		$1,600
								$2,698

Automobile Parts & Equipment - 1.72%					Healthcare - Services - 1.29%
Autoliv Inc	66,992		4,462		CML HealthCare Inc	314,905		3,342

Banks - 7.88%					Housewares - 0.68%
City Holding Co	62,791		2,152		Newell Rubbermaid Inc	96,194		1,760
Community Trust Bancorp Inc	109,898		3,389
First Financial Bancorp	70,543		1,155
FirstMerit Corp	168,524		2,705		Insurance - 6.87%
FNB Corp/PA	280,001		3,301		Fidelity National Financial Inc	159,774		2,758
Sterling Bancorp/NY	243,960		2,171		HCC Insurance Holdings Inc	103,633		3,165
Trustco Bank Corp NY	435,087		2,332		OneBeacon Insurance Group Ltd	167,377		2,552
Washington Trust Bancorp Inc	136,166		3,201		PartnerRe Ltd	54,164		3,436
			$20,406		Protective Life Corp	73,931		2,053
					United Fire Group Inc	28,188		566
Chemicals - 6.04%					Validus Holdings Ltd	106,681		3,253
Canexus Corp	574,497		4,645					$17,783
Huntsman Corp	266,432		3,639
RPM International Inc	169,606		4,049		Investment Companies - 1.04%
Sensient Technologies Corp	89,557		3,313		Ares Capital Corp	160,870		2,682
			$15,646
					Machinery - Diversified - 3.11%
Coal - 0.61%					Applied Industrial Technologies Inc	79,728		3,203
Alliance Resource Partners LP	22,034		1,581		IDEX Corp	115,700		4,836
								$8,039
Commercial Services - 1.92%
Landauer Inc	43,460		2,331		Media - 1.69%
McGrath Rentcorp	83,478		2,651		Sinclair Broadcast Group Inc	383,403		4,378
			$4,982
					Miscellaneous Manufacturing - 1.29%
Consumer Products - 1.05%					Barnes Group Inc	59,558		1,650
Tupperware Brands Corp	43,291		2,714		Crane Co	34,675		1,684
								$3,334
Electric - 3.78%
Alliant Energy Corp	46,200		1,970		Oil & Gas - 5.29%
Great Plains Energy Inc	86,639		1,714		HollyFrontier Corp	100,587		3,282
Integrys Energy Group Inc	28,489		1,482		Pengrowth Energy Corp	236,387		2,411
Pepco Holdings Inc	128,663		2,501		Suburban Propane Partners LP	54,648		2,413
SCANA Corp	47,223		2,125		Vermilion Energy Inc	75,400		3,707
			$9,792		Zargon Oil & Gas Ltd	126,820		1,894
								$13,707
Electrical Components & Equipment - 3.27%
Hubbell Inc	52,001		3,912		Packaging & Containers - 1.04%
Molex Inc	168,121		4,556		Packaging Corp of America	91,230		2,704
			$8,468
					Pipelines - 1.97%
Electronics - 2.37%					Atlas Pipeline Partners LP	106,993		3,954
Garmin Ltd	95,123		4,489
Gentex Corp	69,623		1,646		ONEOK Inc	14,016		1,158
			$6,135					$5,112
					Private Equity - 1.48%
Food - 1.77%					Hercules Technology Growth Capital Inc	371,979		3,839
B&G Foods Inc	197,044		4,587

					REITS - 12.42%
Forest Products & Paper - 1.21%					Agree Realty Corp	117,898		2,829
Kimberly-Clark de Mexico SAB de CV ADR	112,787		3,129		American Capital Agency Corp	131,300		4,032
					CapLease Inc	444,841		1,793
Gas - 2.58%					Capstead Mortgage Corp	366,003		4,868
Just Energy Group Inc	309,186		3,997		Colony Financial Inc	167,420		2,793
Vectren Corp	91,680		2,679		Digital Realty Trust Inc	75,322		5,461
			$6,676		EastGroup Properties Inc	24,684		1,189
					Hatteras Financial Corp	121,977		3,474
Hand & Machine Tools - 2.84%					Medical Properties Trust Inc	258,243		2,510
Lincoln Electric Holdings Inc	60,629		2,801		Omega Healthcare Investors Inc	158,254		3,224
Snap-on Inc	74,303		4,542					$32,173
			$7,343
					Retail - 1.38%
Healthcare - Products - 1.04%					Guess? Inc	103,086		3,572
Meridian Bioscience Inc	60,945		1,098

See accompanying notes

68

     Schedule of Investments Small-MidCap Dividend Income Fund February 29, 2012 (unaudited)

	COMMON STOCKS (continued)	Shares Held	Value (000	's)

	Savings & Loans - 0.90%
	Capitol Federal Financial Inc	198,809	$2,324		Unrealized Appreciation (Depreciation)
					The net federal income tax unrealized appreciation (depreciation) and federal tax
					cost of investments held as of the period end were as follows:
	Semiconductors - 4.91%
	Maxim Integrated Products Inc	200,328	5,587		Unrealized Appreciation	$20,904
	Microchip Technology Inc	140,535	5,069		Unrealized Depreciation	(6,428)
	MKS Instruments Inc	68,594	2,055		Net Unrealized Appreciation (Depreciation)	$14,476
			$12,711		Cost for federal income tax purposes	$244,339
	Software - 0.84%
	Computer Programs & Systems Inc	35,692	2,171		All dollar amounts are shown in thousands (000's)

					Portfolio Summary (unaudited)
	Telecommunications - 3.64%				Sector	Percent
	Consolidated Communications Holdings Inc	187,758	3,562		Financial	35 .97%
	Harris Corp	108,646	4,740		Industrial	17 .38%
	Windstream Corp	92,793	1,121		Energy	7 .87%
			$9,423		Basic Materials	7 .25%
	Toys, Games & Hobbies - 1.85%				Consumer, Non-cyclical	7 .07%
	Hasbro Inc	135,460	4,784		Consumer, Cyclical	6 .97%
					Utilities	6 .36%
					Technology	5 .75%
	Transportation - 1.03%				Communications	5 .33%
	Alexander & Baldwin Inc	57,477	2,668		Other Assets in Excess of Liabilities, Net	0 .05%
					TOTAL NET ASSETS	100.00%
	Trucking & Leasing - 2.43%
	Fly Leasing Ltd ADR	185,789	2,389
	TAL International Group Inc	108,581	3,913
			$6,302
	TOTAL COMMON STOCKS		$244,892
	CONVERTIBLE PREFERRED STOCKS - 2.20%
		Shares Held	Value (000	's)

REITS	- 2.20%
	Alexandria Real Estate Equities Inc	59,423	1,544
	CommonWealth REIT 6.50%; Series D	91,436	1,999
	Entertainment Properties 9.00%; Series E	75,617	2,134
			$5,677
	TOTAL CONVERTIBLE PREFERRED STOCKS		$5,677
		Maturity
	REPURCHASE AGREEMENTS - 3.18%	Amount (000's)	Value (000	's)

Banks	- 3.18%
	Investment in Joint Trading Account; Credit	$2,618	$2,618
	Suisse Repurchase Agreement; 0.15%
	dated 02/29/12 maturing 03/01/12
	(collateralized by US Government
	Securities; $2,670,025; 0.13% - 1.75%;
	dated 12/31/13 - 10/31/15)
	Investment in Joint Trading Account; Deutsche	2,973	2,973
	Bank Repurchase Agreement; 0.18% dated
	02/29/12 maturing 03/01/12 (collateralized
	by US Government Securities; $3,032,386;
	0.00% - 8.20%; dated 03/01/12 - 07/15/32)
	Investment in Joint Trading Account; JP	935	935
	Morgan Repurchase Agreement; 0.12%
	dated 02/29/12 maturing 03/01/12
	(collateralized by US Government
	Securities; $953,581; 0.00% - 7.00%; dated
	10/15/12 - 01/15/30)
	Investment in Joint Trading Account; Merrill	1,720	1,720
	Lynch Repurchase Agreement; 0.14%
	dated 02/29/12 maturing 03/01/12
	(collateralized by US Government
	Securities; $1,754,791; 0.00% - 0.88%;
	dated 02/07/13 - 01/31/17)
			$8,246
	TOTAL REPURCHASE AGREEMENTS		$8,246
	Total Investments		$258,815
	Other Assets in Excess of Liabilities, Net - 0.05%		$138
	TOTAL NET ASSETS - 100.00%		$258,953

See accompanying notes

69

				FINANCIAL HIGHLIGHTS
PRINCIPAL FUNDS, INC.
(unaudited)

Selected data for a share of Capital Stock outstanding throughout each year ended August 31 (except as noted):

		Net Asset	Net	Net Realized		Dividends Distributions		Total
		Value,	Investment and Unrealized Total From from Net				from	Dividends	Net Asset
		Beginning of Income Gain (Loss) on Investment Investment					Realized	and	Value, End
		Period	(Loss)(a)	Investments Operations		Income	Gains	Distributions of Period Total Return(b)
DIVERSIFIED REAL ASSET FUND
Class A shares
2012	(c)	$11 .82	$0 .01	$0 .33	$0 .34	($0 .03)	($0 .28)	($0 .31)	$11.85	3 .00	%(d)
2011		10.12	0.12	1 .63	1 .75	(0 .03)	(0 .02)	(0.05)	11 .82	17 .31
2010	(g)	10.00	0.03	0 .10	0 .13	(0 .01)	–	(0 .01)	10 .12	1 .33	(d)
Class C shares
2012	(c)	11.72	(0 .03)	0 .32	0 .29	–	(0 .28)	(0 .28)	11 .73	2 .62	(d)
2011		10.10	0.04	1 .61	1 .65	(0 .01)	(0 .02)	(0.03)	11 .72	16 .44
2010	(g)	10.00	–	0.10	0.10	–	–	–	10 .10	1 .04	(d)
Class P shares
2012	(c)	11.85	0.02	0 .33	0 .35	(0 .04)	(0 .28)	(0 .32)	11 .88	3 .08	(d)
2011	(h)	10.57	0.15	1 .19	1 .34	(0 .04)	(0 .02)	(0.06)	11 .85	12 .75	(d)
GLOBAL MULTI-STRATEGY FUND
Class A shares
2012	(i)	10.00	(0 .03)	0 .27	0 .24	–	–	–	10 .24	2 .40	(d)
Class P shares
2012	(i)	10.00	(0 .03)	0 .28	0 .25	–	–	–	10 .25	2 .50	(d)

See accompanying notes.

70

					FINANCIAL HIGHLIGHTS (Continued)
					PRINCIPAL FUNDS, INC.
					(unaudited)

			Ratio of Expenses to
			Average Net Assets
			(Excluding
	Ratio of		Dividends and				Ratio of Net
Net Assets, End of	Expenses to		Interest Expense on		Ratio of Gross		Investment Income
Period (in	Average Net		Shorts and Short		Expenses to Average		to Average Net		Portfolio
thousands)	Assets		Sale Fees)		Net Assets		Assets		Turnover Rate

$191,704	1.22%	(e)	– %		1 .22%(e),(f)		0 .16%	(e)	165 .6%	(e)
90,355	1.25		–		1 .32	(f)	1 .06		59 .7
9,577	1.25	(e)	–		2 .73 (e)	,(f)	0 .61	(e)	38 .1	(e)

41,781	2.00	(e)	–		2 .10 (e)	,(f)	(0 .61	) (e)	165 .6	(e)
37,833	2.00		–		2 .18	(f)	0 .37		59 .7
1,364	2.00	(e)	–		11 .08 (e)	,(f)	(0 .03	) (e)	38 .1	(e)

39,294	1.03	(e)	–		1 .03 (e)	,(f)	0 .33	(e)	165 .6	(e)
30,013	1.05	(e)	–		1 .05 (e)	,(f)	1 .37	(e)	59 .7	(e)

4,079	2.63	(e)	2.00 (e)	,(j)	5 .83 (e)	,(f)	(0 .84	) (e)	166 .8	(e)

18	2.43	(e)	1.80 (e)	,(j)	230 .80 (e)	,(f)	(0 .86	) (e)	166 .8	(e)

(a)	Calculated based on average shares outstanding during the period.
(b)	Total return is calculated without the front-end sales charge or contingent deferred sales charge, if applicable.
(c)	Six months ended February 29, 2012.
(d)	Total return amounts have not been annualized.
(e)	Computed on an annualized basis.
(f)	Excludes expense reimbursement from Manager.
(g)	Period from March 16, 2010, date shares first offered, through August 31, 2010.
(h)	Period from September 27, 2010, date shares first offered, through August 31, 2011.
(i)	Period from October 24, 2011, date shares first offered, through February 29, 2012.
(j)	Excludes dividends and interest expense on short sales and short sale fees. See "Operating Policies" in notes to financial statements.

See accompanying notes.

71

				FINANCIAL HIGHLIGHTS
PRINCIPAL FUNDS, INC.
(unaudited)

Selected data for a share of Capital Stock outstanding throughout each year ended August 31 (except as noted):

		Net Asset	Net	Net Realized		Dividends Distributions		Total
		Value,	Investment and Unrealized Total From from Net				from	Dividends Net Asset
		Beginning	Income Gain (Loss) on Investment Investment				Realized	and	Value, End
		of Period (Loss)(a)		Investments Operations		Income	Gains	Distributions of Period		Total Return(b)
PREFERRED SECURITIES FUND
Class A shares
2012	(c)	$9 .82	$0 .29	$0 .19	$0 .48	($0 .30)	($0 .03)	($0 .33)	$9 .97	5 .11%	(d)
2011		9.86	0.59	–	0 .59	(0 .57)	(0 .06)	(0 .63)	9 .82	6 .04
2010	(g)	8.88	0.51	0 .98	1 .49	(0 .51)	–	(0 .51)	9 .86	17 .28	(d)
2009	(h)	6.68	0.59	2 .20	2 .79	(0 .59)	–	(0 .59)	8 .88	44 .34
2008	(h)	10 .11	0 .58	(3 .45)	(2 .87)	(0 .56)	–	(0 .56)	6 .68	(29 .61)
2007	(h)	10 .76	0 .59	(0 .63)	(0 .04)	(0 .61)	–	(0 .61)	10 .11	(0 .45)
Class C shares
2012	(c)	9.81	0.26	0 .18	0 .44	(0 .26)	(0 .03)	(0 .29)	9.96	4 .74	(d)
2011		9.85	0.51	0 .01	0 .52	(0 .50)	(0 .06)	(0.56)	9.81	5 .26
2010	(g)	8.87	0.45	0 .99	1 .44	(0 .46)	–	(0 .46)	9 .85	16 .59	(d)
2009	(h)	6.68	0.53	2 .20	2 .73	(0 .54)	–	(0 .54)	8 .87	43 .19
2008	(h)	10 .11	0 .52	(3 .46)	(2 .94)	(0 .49)	–	(0 .49)	6 .68	(30 .14)
2007	(j)	10 .79	0 .39	(0 .68)	(0 .29)	(0 .39)	–	(0 .39)	10 .11	(2 .72	) (d)
Class P shares
2012	(c)	9.77	0.31	0 .17	0 .48	(0 .31)	(0 .03)	(0 .34)	9.91	5 .19	(d)
2011	(k)	10 .04	0 .54	(0 .15)	0 .39	(0 .60)	(0 .06)	(0 .66)	9 .77	3 .93	(d)
SMALL-MIDCAP DIVIDEND INCOME FUND
Class A shares
2012	(c)	9.28	0.17	1 .17	1 .34	(0 .22)	–	(0 .22)	10 .40	14 .75	(d)
2011	(l)	10 .00	0 .06	(0 .78)	(0 .72)	–	–	–	9.28	(7 .20	) (d)
Class P shares
2012	(c)	9.38	0.17	1 .20	1 .37	(0 .23)	–	(0 .23)	10 .52	14 .98	(d)
2011	(l)	10 .00	0 .07	(0 .69)	(0 .62)	–	–	–	9 .38	(6 .20) (d),(m)

See accompanying notes.

72

					FINANCIAL HIGHLIGHTS (Continued)
					PRINCIPAL FUNDS, INC.
					(unaudited)

	Ratio of				Ratio of Net
Net Assets, End of	Expenses to		Ratio of Gross		Investment Income
Period (in	Average Net		Expenses to Average		to Average Net		Portfolio
thousands)	Assets		Net Assets		Assets		Turnover Rate

$868,910	1.10	%(e)	1.10	%(e)	6 .14	%(e)	13 .3	%(e)
798,143	1.10		1.10		5 .80		16 .8
874,721	1.07	(e)	1.10(e)	,(f)	6 .57	(e)	23 .4	(e)
669,875	1 .00	(i)	–		7 .87		26 .2
190,999	1 .00	(i)	–		6 .61		18 .7
81,441	1 .00	(i)	–		5 .65		33 .9

741,344	1.84	(e)	1.84	(e)	5 .39	(e)	13 .3	(e)
669,953	1.85		1.85		5 .06		16 .8
576,857	1.82	(e)	1.84 (e)	,(f)	5 .82	(e)	23 .4	(e)
432,896	1 .75	(i)	–		7 .14		26 .2
116,229	1 .75	(i)	–		5 .94		18 .7
21,750	1.75 (e)	,(i)	–		4.85	(e)	33.9	(e)

517,854	0.80	(e)	0.80 (e)	,(f)	6 .53	(e)	13 .3	(e)
349,253	0.76	(e)	0.76 (e)	,(f)	5 .86	(e)	16 .8	(e)

9,582	1.40	(e)	1.62 (e)	,(f)	3 .44	(e)	25 .1	(e)
3,697	1.40	(e)	7.11 (e)	,(f)	2 .99	(e)	43 .5	(e)

2,787	1.00	(e)	1.96 (e)	,(f)	3 .44	(e)	25 .1	(e)
110	1.02	(e)	211.90 (e)	,(f)	3 .35	(e)	43 .5	(e)

(a)	Calculated based on average shares outstanding during the period.
(b)	Total return is calculated without the front-end sales charge or contingent deferred sales charge, if applicable.
(c)	Six months ended February 29, 2012.
(d)	Total return amounts have not been annualized.
(e)	Computed on an annualized basis.
(f)	Excludes expense reimbursement from Manager.
(g)	Ten months ended August 31, 2010. Effective in 2010, the fund's fiscal year end was changed from October 31 to August 31.
(h)	For the period November 1 to October 31 in the year indicated.
(i)	Reflects Manager's contractual expense limit.
(j)	Period from January 17, 2007 through October 31, 2007. Class C shares recognized $.01 per share of net investment income and incurred a net realized and unrealized loss of $.02 per share from January 10, 2007, through January 16, 2007.
(k)	Period from September 27, 2010, date shares first offered, through August 31, 2011.
(l)	Period from June 6, 2011, date shares first offered, through August 31, 2011.
(m)	During 2011, the Fund processed a significant (relative to the Class) "As Of" transaction that resulted in a gain to the remaining shareholders of the Class. In accordance with the Fund's shareholder processing policies, this benefit inures to all shareholders of the Class. Had such a gain not been recognized, the total return amounts expressed herein would have been smaller.

See accompanying notes.

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SHAREHOLDER EXPENSE EXAMPLE
PRINCIPAL FUNDS,INC.
February 29, 2012 (unaudited)

As a shareholder of Principal Funds, Inc., you incur two types of costs: (1) transaction costs, including sales charges on purchase payments, contingent deferred sales charges; and (2) ongoing costs, including management fees; distribution fees; and other fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in Principal Funds, Inc. and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (March 1, 2011 to August 31, 2011), unless otherwise noted.

Actual Expenses

The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period. R-1, R-2, R-3, R-4, and R-5 classes of shares may be purchased only through retirement plans. Such plans may impose fees in addition to those charged by the Fund. These fees are not included in the table below. If they were, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount.

Hypothetical Example for Comparison Purposes

The second section of the table below provides information about hypothetical account values and hypothetical expenses based on each funds’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in Principal Funds, Inc. and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as contingent deferred sales charges, redemption fees or exchange fees. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

		Actual				Hypothetical
			Expenses Paid				Expenses Paid
			During Period				During Period
	Beginning	Ending	September 1,		Beginning	Ending	September 1,
	Account Value	Account Value	2011 to		Account Value	Account Value	2011 to	Annualized
	September 1,	February 29,	February 29,		September 1,	February 29,	February 29,	Expense
	2011	2012	2012(a)		2011	2012	2012(a)	Ratio

Diversified Real Asset Fund
Class A	1,000.00	1,030.04	6.16		1,000.00	1,018.80	6.12	1.22
Class C	1,000.00	1,026.23	10.08		1,000.00	1,014.92	10.02	2.00
Class P	1,000.00	1,030.82	5.20		1,000.00	1,019.74	5.17	1.03
Global Multi-Strategy Fund
Class A	1,000.00	1,024.00	9.31	(b)	1,000.00	1,011.79	13.16	2.63
Class P	1,000.00	1,025.00	8.60	(b)	1,000.00	1,012.78	12.16	2.43
Global Multi-Strategy Fund
(Excluding Dividends and Interest Expense
on Shorts and Short Sale Fees)
Class A	1,000.00	1,024.00	7.13	(b)	1,000.00	1,010.51	7.11	2.00
Class P	1,000.00	1,025.00	6.42	(b)	1,000.00	1,011.22	6.40	1.80
Preferred Securities Fund
Class A	1,000.00	1,051.11	5.61		1,000.00	1,019.39	5.52	1.10
Class C	1,000.00	1,047.36	9.37		1,000.00	1,015.71	9.22	1.84
Class P	1,000.00	1,051.93	4.08		1,000.00	1,020.89	4.02	0.80
Small-MidCap Dividend Income Fund
Class A	1,000.00	1,147.52	7.48		1,000.00	1,017.90	7.02	1.40
Class P	1,000.00	1,149.78	5.35		1,000.00	1,019.89	5.02	1.00

(a) Expenses are equal to a fund's annualized expense ratio multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period).

(b) Expenses are equal to a fund's annualized expense ratio multiplied by the average account value over the period (October 24, 2011 to February 29, 2012), multiplied by 128/366 (to reflect the period since inception).

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FUND DIRECTORS AND OFFICERS

Under Maryland law, a Board of Directors oversees the Fund. The Directors have financial or other relevant experience and meet several times during the year to review contracts, Fund activities and the quality of services provided to the Fund. Each director also has the same position with Principal Variable Contracts Funds, Inc. which is also sponsored by Principal Life Insurance Company. Each director holds office for an indefinite term. Directors considered to be “interested persons” as defined in the Investment Company Act of 1940, as amended, as shown below are considered to be interested because of an affiliation with the Manager and Principal Life Insurance Company.

The following directors are considered not to be “interested persons” as defined in the 1940 Act

		Number of
		Portfolios in Fund
		Complex	Other
Name, Position Held with the Fund,	Principal Occupation(s)	Overseen by	Directorships
Address*, and Year of Birth	During past 5 years	Director	Held by Director**
Elizabeth Ballantine	Principal, EBA Associates	95	Durango Herald, Inc;
Director since 2004			McClatchy
Member, Nominating and Governance			Newspapers, Inc.
Committee
1948

Leroy T. Barnes, Jr.	Retired	95	McClatchy
Director since 2012			Newspapers, Inc.;
Member, Audit Committee			Herbalife Ltd.; Frontier
1951			Communications, Inc.;
			Longs Drug Stores

Kristianne Blake	President, Kristianne Gates Blake,	95	Avista Corporation;
Director since 2007	P.S.		Russell Investment
Member, Operations Committee			Company; Russell
1954			Investment Funds

Craig Damos	President, The Damos Company.	95	Hardin Construction
Director since 2008	Formerly, President and CEO, The		Company
Member, Operations Committee	Weitz Company
1954

Richard W. Gilbert	President, Gilbert Communications,	95	Calamos Asset
Director since 1985	Inc.		Management, Inc.
Member, Audit Committee
1940

Mark A. Grimmett	Executive Vice President and CFO,	95	None
Director since 2004	Merle Norman Cosmetics, Inc.
Member, Executive Committee
Member, Nominating and Governance
Committee
1960

Fritz S. Hirsch	CEO, MAM USA	95	Focus Products Group
Director since 2005	Formerly, President, Sassy, Inc.
Member, Audit Committee
1951

Tao Huang	Formerly, Chief Operating Officer,	95	Armstrong World
Director since 2012	Morningstar, Inc.		Industries, Inc.
Member, Operations Committee
1962

William C. Kimball	Partner, Kimball – Porter Investments	95	Casey’s General Stores,
Director since 1999	L.L.C.		Inc.
Member, Nominating and Governance
Committee
1947

75

		Number of
		Portfolios in Fund
		Complex	Other
Name, Position Held with the Fund,	Principal Occupation(s)	Overseen by	Directorships
Address*, and Year of Birth	During past 5 years	Director	Held by Director**
Barbara A. Lukavsky	President and CEO, Barbican	95	None
Director since 1987	Enterprises, Inc.
Member, Operations Committee
1940

Daniel Pavelich	Retired	95	Catalytic Inc.
Director since 2007
Member, Audit Committee
1944

The following directors are considered to be “interested persons” as defined in the 1940 Act, as amended, because of an affiliation with the Manager and Principal Life.

Number of
Portfolios in
		Fund	Other
Name, Position Held with		Complex	Directorships
the Fund, Address*,	Principal Occupation(s)	Overseen by	Held by
and Year of Birth	During past 5 years	Director	Director**
Ralph C. Eucher	Director, Columbus Circle Investors, Edge Asset Management	95	None
Director, Chairman	(“Edge”), Principal Management Corporation (the
Member, Executive	“Manager”), Principal Real Estate Investors (“PREI”),
Committee	Spectrum, Princor since 2011, Principal Shareholder Services
1952	(“PSS”) since 2011, and Principal Funds Distributor (“PFD”)
since 2011; Chairman, PFD since 2006, and PSS since 2007;
Acting Chairman, Princor since 2008; Senior Vice President,
Principal Life Insurance Company (“PLIC”).

Nora M. Everett	Chairman, Princor, PFD, and PSS since 2011, President and	95	None
Director, President and CEO	Director, the Manager since 2008; Director, Edge since 2008;
Member, Executive	Director, Princor, PFD, and PSS from 2008 to 2011; CEO,
Committee	Princor since 2009; Senior Vice President/Retirement &
1959	Investor Services, PLIC since 2008.

*Correspondence intended for each Director who is other than an Interested Director may be sent to 711 High Street, Des Moines, IA 50392.

**Directorships of any company registered pursuant to Section 12 of the Securities Exchange Act or subject to the requirements of Section 15(d) of the Securities Exchange Act or any other mutual fund.

The following table presents officers of the Funds.

Name, Position Held with the Fund,	Principal Occupation(s)
Address, and Year of Birth	During past 5 years
Michael J. Beer	Executive Vice President and Chief Operating Officer, the Manager; Executive
Executive Vice President	Vice President, PFD; President, Princor, PSS since 2007; Director, the Manager
711 High Street, Des Moines, IA 50392	since 2008, Princor, and PSS since 2007. Vice President – Mutual Funds and
1961	Broker Dealer, PLIC.

Randy L. Bergstrom	Counsel, Principal Global Investors, LLC (“PGI”) and PLIC.
Assistant Tax Counsel
711 High Street, Des Moines, IA 50392
1955

David J. Brown	Senior Vice President, the Manager, PFD, Princor, and PSS since 2007; Vice
Chief Compliance Officer	President/Compliance, PLIC.
711 High Street, Des Moines, IA 50392
1960

76

Name, Position Held with the Fund,	Principal Occupation(s)
Address, and Year of Birth	During past 5 years
Jill R. Brown	President, PFD since 2010; Director, PFD since 2007, the Manager and PSS since
Senior Vice President	2011; President and CFO, PFD, 2010; Senior Vice President and CFO, PFD 2006
1100 Investment Blvd, ste 200	to 2010; CFO, the Manager 2008 to 2010, PSS 2007 to 2010, Princor 2006 to
El Dorado Hills, CA 95762	2010; Senior Vice President, the Manager and Princor, since 2006, PSS since
1967	2007.

Teresa M. Button	Treasurer, Spectrum since 2011; Vice President and Treasurer, the Manager,
Treasurer	Princor, PSS, PFD, PGI, PREI and Edge; Vice President and Treasurer, PLIC.
711 High Street, Des Moines, IA 50392
1963

Cary Fuchs	Senior Vice President, PFD since 2011 and PSS since 2009; President, PFD 2007
Senior Vice President of Distribution	to 2010; Chief Operating Officer, PFD 2010 to 2011; Senior Vice
1100 Investment Blvd, ste 200	President/Mutual Fund Operations, PSS 2009 to 2011; Vice President/Mutual
El Dorado Hills, CA 95762	Fund Operations, PSS 2007-2009.
1957

Steve Gallaher	Assistant General Counsel, PFD, Princor, PSS, PLIC, and the Manager since
Assistant Counsel	2007.
711 High Street, Des Moines, IA 50392
1955

Ernie H. Gillum	Vice President and Chief Compliance Officer, the Manager; Vice President,
Vice President, Assistant Secretary	Princor, and PSS since 2007.
711 High Street, Des Moines, IA 50392
1955

Patrick A. Kirchner	Assistant General Counsel, the Manager since 2008; Princor since 2008, and PGI
Assistant Counsel	since 2008 and PLIC. Prior thereto, Counsel, PGI, the Manager, and Princor.
711 High Street, Des Moines, IA 50392
1960

Carolyn F. Kolks	Counsel, PGI and PLIC.
Assistant Tax Counsel
711 High Street, Des Moines, IA 50392
1962

Jennifer A. Mills	Counsel, the Manager since 2009, PFD since 2009, Princor since 2009, PSS since
Assistant Counsel	2009, and PLIC. Prior thereto, Registered Product Development Consultant,
711 High Street, Des Moines, IA 50392	Princor.
1973

Layne A. Rasmussen	Vice President and Controller – Principal Funds, the Manager.
Vice President, Controller, and CFO
711 High Street, Des Moines, IA 50392
1958

Michael D. Roughton	Senior Vice President and Associate General Counsel, the Manager and Princor;
Counsel	Senior Vice President and Counsel, PFD and PSS; Vice President and Associate
711 High Street, Des Moines, IA 50392	General Counsel, PGI and PLIC.
1951

Adam U. Shaikh	Counsel, the Manager, PFD, Princor, PSS, and PLIC.
Assistant Counsel
711 High Street, Des Moines, IA 50392
1972

77

Name, Position Held with the Fund,	Principal Occupation(s)
Address, and Year of Birth	During past 5 years
Dan Westholm	Director, Treasury and the Manger since 2011, Princor 2008 to 2009, and PSS
Assistant Treasurer	since 2007; Director – Corporate Treasurer, PLIC.
711 High Street, Des Moines, IA 50392
1966

Beth Wilson	Vice President, the Manager since 2007 and Princor 2007 to 2009. Prior thereto,
Vice President and Secretary	Segment Business Manager, Pella Corporation.
711 High Street, Des Moines, IA 50392
1956

The Audit Committee selects the independent auditors for the Fund and oversees the activities of the independent auditors as well as the internal auditors. The committee also receives reports about accounting and financial matters affecting the Fund.

The Executive Committee is selected by the Board. It may exercise all the powers of the Board, with certain exceptions, when the Board is not in session. The Committee must report its actions to the Board.

The Nominating and Governance Committee selects and nominates all candidates who are not “interested persons” of the Fund for election to the Board. The committee also oversees the structure and efficiency of the Board of Directors and the committees the Board establishes, and the activities of the Funds’ Chief Compliance Officer.

The Operations Committee oversees the provision of administrative and distribution services to the Funds, communications with the Funds’ shareholders, and provides review and oversight of the Funds’ operations.

Additional information about the Fund is available in the Prospectuses dated December 30, 2011, and the Statement of Additional Information dated December 30, 2011. These documents may be obtained free of charge by writing or telephoning Principal Funds Distributor, Inc., P.O. Box 10423, Des Moines, IA 50306. Telephone 1-800-222-5852.

PROXY VOTING POLICIES

A description of the policies and procedures the Fund uses to determine how to vote proxies relating to portfolio securities and the results of the proxy votes for the most recent twelve months ended June 30 may be obtained free of charge by telephoning Principal Funds Distributor, Inc., at 1-800-222-5852, at the Principal Funds website at www.principal.com, or at www.sec.gov.

SCHEDULES OF INVESTMENTS

The Fund files complete schedules of investments with the Securities and Exchange Commission as of May 31 and November 30 of each year on Form N-Q. The Fund’s Form N-Q can be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C. or on the Commission’s website at www.sec.gov. Information on the operation of the Public Reference Room may be obtained by calling the Commission at 1-800-SEC-0330.

78

BOARD CONSIDERATION OF INVESTMENT ADVISORY CONTRACTS

During the period covered by this report, the Board of Directors of Principal Funds, Inc. (“PFI”) approved (1) the annual review and renewal of the Management Agreement and various subadvisory agreements for all Funds; (2) Subadvisory Agreements with AQR Capital Management, LLC (“AQR”)/CNH Partners, LLC (“CNH”), Cliffwater LLC (“Cliffwater”), Loomis, Sayles & Company, L.P. (“Loomis”) and Wellington Management Company, LLP (“Wellington”) and amended Subadvisory Agreements with Los Angeles Capital Management and Equity Research, Inc. (“LA Capital”), and Pacific Investment Management Company, LLC (“PIMCO”) related to the Global Multi-Strategy Fund; (3) an amended Subadvisory Agreement with Principal Real Estate Investors LLC (“PRIN”), a Subadvisory agreement with Brookfield Investment Management, Inc. (“BIM”) and Sub-subadvisory agreement between Brookfield and AMP Capital Brookfield (US) LLC (“AMP Capital” and together with BIM, “Brookfield”), and a Subadvisory agreement with Symphony Asset Management LLC (“Symphony”) related to the Diversified Real Asset Fund; and (4) an amended Management Agreement with Principal Management Corporation (the “Manager”) related to the addition of the Global Multi-Strategy Fund.

Annual Review and Renewal of Management Agreement and Subadvisory Agreements.

At its September 13, 2011 meeting, the Board performed its annual review and renewal process relating to the Management Agreement and the Subadvisory Agreements for all Funds.

Section 15(c) of the Investment Company Act of 1940 (the “1940 Act”) requires the Board, including a majority of the Directors who have no direct or indirect interest in the investment advisory agreements and who are not “interested persons” of PFI, as defined in the 1940 Act (the “Independent Directors”), annually to review and to consider the continuation of: (1) the Management Agreement between the Manager and PFI, on behalf of the five series of PFI evaluated at the September meeting (each series is referred to as a “Fund”) (2) the Subadvisory Agreements between the Manager and each of BlackRock Financial Management, Inc.; Credit Suisse Asset Management LLC; Edge Asset Management Inc. (“Edge”), Jennison Associates, LLC; Mellon Capital Management Corporation; PRIN; Principal Global Investors, LLC (“PGI”); Spectrum Asset Management, Inc. (“Spectrum”); and Tortoise Capital Advisors, LLC (collectively, the “Subadvisors”). The Management Agreement and the Subadvisory Agreements are collectively referred to as the “Advisory Agreements.” The Board, including the Independent Directors, considered the factors and reached the conclusions described below relating to the continuation of the Advisory Agreements. In evaluating the Advisory Agreements, the Board, including Independent Directors, reviewed a broad range of information requested for this purpose by the Independent Directors, including, among other information, information regarding performance, advisory fees, total expenses, profitability from the Advisory Agreements to the Manager and information about economies of scale. The Board reviewed the materials provided and concluded that it was provided all information reasonably necessary to evaluate the Advisory Agreements.

Nature, Extent and Quality of Services. The Board considered the nature, quality and extent of services provided under the Management Agreement, including administrative services. The Board considered the experience and skills of senior management leading fund operations, the experience and skills of the personnel performing the functions under the Management Agreement and the resources made available to such personnel, the ability of the Manager to attract and retain high-quality personnel, and the organizational depth and stability of the Manager. The Board concluded that appropriate resources were provided under the Management Agreement. The Board also considered that, during the periods reviewed, the Manager had delegated day-to-day portfolio management responsibility to the Subadvisors, and they considered the due diligence program developed by the Manager for identifying, recommending, monitoring and replacing Subadvisors. The Board concluded that this due diligence process was working well. The Board also considered the compliance program established by the Manager and the level of compliance attained by the Funds. The Board noted that they had previously reviewed the annual best execution and soft dollar reports and found no issues that needed to be considered in connection with the renewal of the Advisory Agreements.

The Board considered the nature, quality and extent of services provided under each Subadvisory Agreement. The Board considered the reputation, qualifications and background of the Subadvisor, investment approach of the Subadvisor, the experience and skills of investment personnel responsible for the day-to-day management of each Fund, and the resources made available to such personnel. The Board also considered the Subadvisors’ compliance with investment policies and general legal compliance. In addition, the Board considered the analysis provided under the Manager’s due-diligence program, which resulted in the Manager recommending that each Subadvisory Agreement be continued.

Investment Performance. The Board reviewed each Fund’s investment performance over longer-term periods (both for a blended three- and five-year period and for a three-year period), and compared those returns to various agreed-upon performance measures, including peer group data based upon a broad-based, industry category determined by Morningstar. For Funds or Subadvisors that did not have a three-year or five-year history, the Board reviewed performance for a one-year or three-year period, as applicable. The Board also considered whether investment results were consistent with a Fund’s investment objective(s) and policies. For most Funds, the Board concluded that the Fund’s investment returns met or exceeded acceptable levels of investment performance. The Board concluded that the Manager has in place an effective due diligence process to monitor investment performance, to encourage remedial action and to make changes in the Subadvisor at the appropriate time, if necessary.

79

As to each Fund, the Manager advised the Board that the investment services delivered by each Subadvisor to the Fund were reasonable, the Subadvisor’s longer-term track record justified continuing the contract with more in-depth monitoring or sufficient remedial steps had been taken by the Subadvisor that it justified continuing the contract with more in-depth monitoring. Based upon all relevant factors, the Board concluded that either: (i) the investment performance of each Subadvisor either met or exceeded acceptable levels of investment performance; or (ii) although the Fund experienced underperformance from the subject Subadvisor, based upon that Fund’s particular circumstances, it was in the best interests of the Fund to continue to closely monitor performance and to renew the Subadvisory Agreement. In each case involving underperformance, the Board concluded that the Manager was providing effective monitoring.

Investment Management Fees. The Board considered each Fund’s management fees. The Board received information, based on data supplied by Lipper, comparing each Fund’s contractual management fee (at current asset levels and at theoretical asset levels), actual (after fee waivers) management fee (at current asset levels), actual non-management fees (at current asset levels) and actual total expense ratio (at current asset levels for Class A shares) to advisory fees and expense ratios of mutual funds in a narrow peer group independently selected by Lipper (“Expense Group”) and a broad-based, industry category defined by Lipper (“Expense Universe”). For Funds that did not offer Class A shares or if Class A shares represented less than 5% of the Fund’s total assets, the information provided was based upon Class I shares.

In evaluating the management fees, the Board considered a variety of factors, including the amount of the fees, breakpoints, comparison to fees of peer group funds and to other funds managed by the Manager, subadvisory fees paid, services provided, investment performance, total net expense ratios, profitability and expense caps and fee waivers. For most Funds, actual management fees and net expense ratios were within the third quartile or better when compared to their Expense Group. For some Funds, although actual management fees were higher than the third quartile, total net expense ratios were within the third quartile or better. The Board considered specific factors relevant to its review of certain Funds with both actual management fees and total net expenses higher than the third quartile as compared to their Expense Group. The Board considered that some Funds have different management fees from certain other comparable funds managed by the Manager and noted the reasons cited by the Manager for the differing fees.

With respect to the Board’s review of the expense caps in place with respect to certain Funds, the Board considered the Manager’s proposals to extend the expense caps in place for most of such Funds for an additional year, to raise the expense cap levels for one Fund and to let expense caps for certain other Funds expire, based upon the individual circumstances of these Funds.

Considering all factors it deemed relevant, the Board concluded that the management fee schedule for each Fund was reasonable and appropriate in light of the nature and quality of services provided by the Manager and other relevant factors.

Profitability. The Board reviewed detailed information regarding revenues the Manager receives under the Management Agreement, as well as the estimated direct and indirect costs the Manager incurs in providing to each Fund the services described in the Management Agreement, for the year ended December 31, 2010. The Board also considered the returns on revenue generated in connection with the payment of subadvisory fees to affiliated Subadvisors (PGI, PRIN, Edge and Spectrum). The Board concluded that the management fee for each Fund was reasonable, taking into account the profitability percentages the Manager provided.

Economies of Scale. The Board considered whether there are economies of scale with respect to the management of each Fund and whether the Funds benefit from any such economies of scale through breakpoints in fees. The Board reviewed the levels at which breakpoints occur and the amount of the reductions. The Board considered whether the effective management fee rate for each Fund under the Management Agreement is reasonable in relation to the asset size of such Fund. The Board concluded that the fee schedule for each Fund reflects an appropriate level of sharing of any economies of scale.

The Board noted that the management fees for the International Equity Index Fund series and Bond Market Index Fund series of PFI do not include breakpoints. Although their management fee schedules do not contain breakpoints, the Board noted that each of these Funds has a relatively low basis point fee for all Fund assets.

Subadvisory Fees, Economies of Scale and Profitability. For each Fund the Board considered the subadvisory fees, noting that the Manager compensates each Subadvisor from its own management fee, so that shareholders pay only the management fee. The Board also received industry data supplied by Lipper. The Board considered whether there are economies of scale with respect to the subadvisory services provided to each Fund and, if so, whether the subadvisory fees reflect such economies of scale through breakpoints in fees. In addition, in evaluating the subadvisory fees and the factor of profitability, with respect to unaffiliated Subadvisors, the Board considered that the subadvisory fee rate was negotiated at arm’s-length between the Manager and each Subadvisor. The Board considered the profitability of the affiliated Subadvisors in conjunction with their review of the profitability of the Manager.

Other Benefits to the Manager and Subadvisors. The Board also considered the character and amount of other incidental benefits received by the Manager and its affiliates and each Subadvisor from their relationships with the Funds. The Board also considered as a part of this analysis each Subadvisor’s soft dollar practices and brokerage practices. The Board concluded that management and subadvisory fees for each Fund were reasonable in light of these benefits.

80

Overall Conclusions. Based upon all of the information it considered and the conclusions it reached, the Board determined unanimously that the terms of each Advisory Agreement continue to be fair and reasonable and that the continuation of each Advisory Agreement, with the actions proposed by the Manager, is in the best interests of each Fund.

Advisory Agreements for Global Multi-Strategy Fund

On June 14, 2011, the Board met to approve the following agreements related to the newly formed Global Multi-Strategy Fund series (the “Fund”) (1) the Management Agreement and (2) subadvisory agreements (“Subadvisory Agreements”) between the Manager and each of AQR/CNH, Cliffwater, Loomis, LA Capital, PIMCO and Wellington, respectively (each a “Subadviser”). (The Management Agreement and the Subadvisory Agreements are together referred to as the “Advisory Agreements.”) The Board reviewed materials received from the Manager regarding itself and the Subadvisers. Based upon their review, the Board concluded that it was in the best interests of the Fund to approve the Advisory Agreements. In reaching this conclusion for the Fund, no single factor was determinative in the Board’s analysis.

With respect to the Management Agreement, the Board considered, among other factors, that the Manager has had a long-term relationship with PFI Funds and has demonstrated a commitment to support the PFI Funds. The Board concluded that a long-term relationship with a capable, conscientious adviser is in the best interests of the Fund. The Board considered the following factors, and made certain findings and conclusions with regard thereto, for the Fund, in approving the Advisory Agreements.

Nature, Quality and Extent of Services. The Board considered the nature, quality and extent of services to be provided under the Management Agreement, including administrative services. The Board noted that in September 2010, in connection with the renewal of the Management Agreements for the other PFI Funds, the Board had: (1) reviewed the services provided by the Manager to the other PFI Funds under the Management Agreements; (2) considered the experience and skills of senior management leading fund operations, the experience and skills of the personnel performing the functions under the Management Agreements and the resources made available to such personnel, the ability of the Manager to attract and retain high-quality personnel, and the organizational depth and stability of the Manager and concluded that appropriate resources were provided under the Management Agreements for the existing funds; (3) considered the program developed by the Manager for identifying, recommending, monitoring and replacing subadvisers for the PFI Funds and concluded that this due diligence process was working well; and (4) considered the compliance program established by the Manager and the level of compliance attained by the PFI Funds. Based upon all relevant factors, the Board concluded that the nature, quality and extent of the services the Manager is expected to provide to the Fund under the Management Agreement are satisfactory.

The Board considered the nature, quality and extent of services to be provided under the Subadvisory Agreements. The Board considered the reputation, qualifications and background of the Subadvisers, investment approaches of the Subadvisers, the experience and skills of each Subadviser’s investment personnel who would be responsible for the day-to-day management of the Fund, and the resources made available to such personnel. In addition, the Board considered the Manager’s program for identifying, recommending, monitoring and replacing subadvisers for the Fund and that the Manager recommended the Subadvisers for the Fund based upon that program.

Investment Performance. As the Fund is a newly created series, the Board did not review performance of the Fund since no track record was available. The Board reviewed the historical one-year, three-year, five-year and since inception performance as of March 31, 2011 of each Subadviser (except Cliffwater) in a portfolio with an investment strategy similar to the portfolio strategy that each Subadviser has been proposed to manage, as compared to a custom peer group selected by the Manager and to each strategy’s relevant benchmark index and supplemental benchmark. With respect to Cliffwater, the Board reviewed the historical one-year, three-year and five-year performance as of March 31, 2011 of a composite of accounts for which Cliffwater had primary responsibility for portfolio construction. The Board also reviewed hypothetical rolling three-year performance for a Fund composite (using the Subadvisers’ actual composite returns for similar strategies), as compared to a fund of funds composite index and to a broad-based index. The Board concluded, based on this information, that investment performance was expected to be satisfactory.

Fees and Economies of Scale. The Board considered the Fund’s proposed management and subadvisory fees. With respect to the subadvisory fees proposed to be paid to each Subadviser, the Board noted that the Manager compensates the Subadvisers from its own management fee so that shareholders pay only the management fee, and considered that the subadvisory fee rates were negotiated at arm’s length between the Manager and the Subadvisers. With respect to the proposed management fee, the Board also considered the fees proposed to be paid to the Subadvisers. The Board also received information from the Manager comparing the proposed management fee and expense ratio for the Fund to a custom peer group selected by the Manager. The Board considered whether there are economies of scale with respect to the management and subadvisory services to be provided to the Fund under the Advisory Agreements. The Board noted that the proposed management fee schedule includes breakpoints and that all but one of the subadvisory fee schedules include breakpoints, and concluded that the fee schedules reflect an appropriate recognition of economies of scale at currently anticipated asset levels. On the basis of the information provided, the Board concluded that the proposed management and subadvisory fees were reasonable.

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Profitability. As the Fund is a newly created series, the Board did not review information about the profitability of the Advisory Agreements to the Manager or Subadvisers. The Board noted that, at least for the first year of operations, the profitability of the Fund to the Manager was expected to be negative due to start-up costs and fee waivers, based upon forecasted asset levels.

Other Benefits. The Board also considered the character and amount of other incidental benefits to be received by the Manager and Subadvisers. The Board noted that the Manager reported that Wellington’s policy is to use soft dollars within the Section 28(e) safe harbor and that the other Subadvisers will not use soft dollars. The Board concluded that taking into account these potential benefits, the management and subadvisory fees were reasonable.

Overall Conclusions. Based upon all of the information considered and the conclusions reached, the Board determined that the terms of each Advisory Agreement are fair and reasonable and that approval of each of the Advisory Agreements is in the best interests of the Fund.

Advisory Agreements for Diversified Real Asset Fund

On December 12, 2011, the Board considered for approval the following agreements related to the Diversified Real Asset Fund: (1) an amended and restated subadvisory agreement between the Manager and PRIN in connection with the proposal to increase PRIN’s subadvisory fee with respect to the real estate investment trust (“REIT”) segment of the Fund; (2) a subadvisory agreement between the Manager and BIM and sub-subadvisory agreement between the Manager, BIM and AMP Capital with respect to the publicly-listed infrastructure strategy for the Fund; and (3) a subadvisory agreement between the Manager and Symphony with respect to the floating rate debt strategy for the Fund. (PRIN, Brookfield, and Symphony are collectively referred to as the “Subadvisers”). The subadvisory and sub-subadvisory agreements with the Subadvisers are collectively referred to as the “Subadvisory Agreements.”) The Board reviewed materials received from the Manager regarding itself and the Subadvisers. Based upon their review, the Board concluded that it was in the best interests of the Fund to approve the Subadvisory Agreements. In reaching this conclusion, no single factor was determinative in the Board’ analysis, but rather the Board considered a variety of factors.

The Board considered various factors, including the following, and made certain findings and conclusions with regard thereto, in approving the Subadvisory Agreements.

Nature, Quality and Extent of Services. The Board noted that at their September meeting, in connection with the annual contract renewal process, they had considered the nature, quality and extent of services provided by PRIN and had concluded, based on the information provided, that the terms of the Subadvisory Agreement with PRIN were reasonable and that approval of the Subadvisory Agreement with PRIN was in the best interests of the Fund. With respect to the proposal to increase PRIN’s subadvisory fee, the Board considered the information they received in connection with the change in the Fund’s REIT strategy to include global REITs, including the resources available to the investment personnel who would be responsible for the day-to-day management of the Fund and the Manager’s representation regarding the increased costs associated with the global REIT strategy. The Board also considered that PRIN’s obligations under the Subadvisory Agreement would remain the same in all material respects.

The Board considered the nature, quality and extent of services expected to be provided under each of the Subadvisory Agreements with Brookfield and Symphony. The Board considered the reputation, qualifications and background of the Subadvisers, investment approaches of the Subadvisers, the experience and skills of the Subadvisers’ investment personnel who would be responsible for the day-to-day management of the Fund, and the resources made available to such personnel. In addition, the Board considered the Manager’s program for identifying, recommending, monitoring and replacing subadvisers and that the Manager recommended the Subadvisers based upon that program.

Investment Performance. The Board reviewed the historical one-year, three-year and since inception (April 11, 2008) performance as of September 30, 2011 of Brookfield and the one-year, three-year, five-year and since inception (November 1, 2001) performance as of September 30, 2011 of Symphony in a portfolio with an investment strategy similar to the portfolio strategy that such Subadviser has been proposed to manage, as compared to each strategy’s Morningstar peer group and relevant benchmark index. The Board concluded, based on this information, that investment performance was expected to be satisfactory.

Fees, Economies of Scale and Profitability. The Board considered the proposed fee increase for PRIN, noting the reasons for such increase described above. The Board also considered the proposed subadvisory fees for BIM and Symphony, noting that BIM compensates AMP Capital from its subadvisory fee and that the Manager compensates the Subadvisers from its own management fee so that shareholders pay only the management fee. The Board considered whether there are economies of scale with respect to the subadvisory services to be provided to the Fund under the Subadvisory Agreements. The Board noted that each subadvisory fee schedule includes at least one breakpoint and concluded that the subadvisory fee schedules reflect an appropriate recognition of economies of scale at the Fund’s current asset levels. In addition, in evaluating the subadvisory fees and the factor of profitability, the Board considered that the subadvisory fee rate with each of BIM and Symphony was negotiated at arm’s-length between the Manager and such Subadviser. On the basis of the information provided, the Board concluded that the proposed fees were reasonable.

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Other Benefits. The Board also considered the character and amount of other incidental benefits to be received by each of the Subadvisers. The Board noted that the Manager reported that AMP Capital’s policy is to use soft dollars within the Section 28(e) safe harbor and that Symphony will not use soft dollars. The Board concluded that taking into account these potential benefits, the proposed subadvisory fees were reasonable.

Overall Conclusions. Based upon all of the information considered and the conclusions reached, the Board determined that the terms of each of the Subadvisory Agreements are fair and reasonable and that approval of each of the Subadvisory Agreements is in the best interests of the Fund.

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Intentionally Left Blank

Principal Funds Distributor, Inc.
711 High Street
Des Moines, IA 50392-6370

Do not use this address for business correspondence.

WE’LL GIVE YOU AN EDGE®

principalfunds.com

GLOBAL INVESTMENT MANAGEMENT • ASSET ALLOCATION EXPERTISE • RETIREMENT LEADERSHIP

A mutual fund’s share price and investment return will vary with market conditions, and the principal value of an investment when you sell your shares may be more or less than the original cost.

     This semiannual report is published as general information for the shareholders of Principal Funds. This material is not authorized for distribution unless preceded or accompanied by a current prospectus that includes more information regarding the risk factors, expenses, policies, and objectives of the funds. Investors should read the prospectus carefully before investing.

To obtain an additional prospectus, please contact your financial professional or call 800-222-5852.

Principal Funds, Inc. is distributed by Principal Funds Distributor, Inc., 800-222-5852, member of the Principal Financial Group®. Principal Funds Distributor, Principal Shareholder Services, Principal Management Corporation and its affiliates, and Principal Funds, Inc. are collectively referred to as Principal Funds.

Not FDIC or NCUA insured

May lose value • Not a deposit • No bank or credit union guarantee
Not insured by any Federal government agency

FV674-02 | 04/2012 | t12021403bm
©2012 Principal Financial Services, Inc.

ITEM 2 – CODE OF ETHICS

Not applicable to semi-annual reports.

ITEM 3 – AUDIT COMMITTEE FINANCIAL EXPERT

Not applicable to semi-annual reports.

ITEM 4 – PRINCIPAL ACCOUNTANT FEES AND SERVICES

Not applicable to semi-annual reports.

ITEM 5 – AUDIT COMMITTEE OF LISTED REGISTRANTS

Not applicable.

ITEM 6 – SCHEDULE OF INVESTMENTS

Schedule of Investments is included as part of the Report to Shareholders filed under Item 1 of this form.

ITEM 7 – DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable.

ITEM 8 – PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable.

ITEM 9 – PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS

Not applicable.

ITEM 10 – SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS

None

ITEM 11 – CONTROLS AND PROCEDURES

a) The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effective (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing).

(b) There have been no changes in the registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 12 – EXHIBITS

(a)(1) Code of Ethics - Not applicable to semi-annual reports.

(a)(2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 attached hereto as Exhibit 99.CERT.

(b) Certification pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)

Principal Funds, Inc.

By /s/ Nora M. Everett

Nora M. Everett, President and CEO

Date 4/18/2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /s/ Nora M. Everett

Nora M. Everett, President and CEO

Date 4/18/2012

By /s/ Layne A. Rasmussen

Layne A. Rasmussen, Vice President, Controller and Chief Financial Officer

Date 4/18/2012